VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2014 Supplement to May 1, 2014 Contract Prospectus and
Contract Prospectus Summary

St. John's Regional Health Center

The following is a negotiated provision concerning the early withdrawal charge applicable to the
St. John’s Regional Health Center tax-deferred annuity plan. (See “FEES – Early Withdrawal
Charge” in the Contract Prospectus and the Contract Prospectus Summary):

You may withdraw up to 10% of your current account each year without incurring an early withdrawal charge. This applies only to the first partial withdrawal in each calendar year. The amount eligible will be determined using the account value on the date we receive the withdrawal request. This provision is available to anyone up to age 70½ (instead of between the ages of 59½ and 70½). Outstanding loan amounts on 403(b) accounts are not included in the account value for the purpose of calculating the eligible partial withdrawal. This provision does not apply to full withdrawals or to partial withdrawals due to loan default.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. One Orange Way, Windsor, CT 06095. Securities are
distributed by ING Financial Advisers, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

XCS.01107-14SJ	May 2014

VARIABLE ANNUITY ACCOUNT C

ING Life Insurance and Annuity Company

Multiple Sponsored Retirement Options

May 1, 2014 Supplement to the May 1, 2014 Contract Prospectus
or Contract Prospectus Summary

Oregon University System

We have issued group contracts to Oregon University System (“OUS”) (which contracts are to be assumed by “University of Oregon (“UO”)” effective June 1, 2014) as funding vehicles for its 403(b) and
401(a) plans. We do not serve as record keeper for participant accounts under these contracts; rather, we have issued them as unallocated contracts. OUS has designated Fidelity Investments Institutional
Operations Company, Inc. (“Fidelity”) to be its administrative service provider for its plans and to act as record keeper for the individual accounts under the contracts. As directed by OUS, we pay Fidelity up to
15 bps of the average amount invested in the ING Life Insurance and Annuity Company (the “Company,”
“we,” “us” and “our”) contracts under the plans in consideration for providing these participant-level record keeping services.

Because we are not serving as participant record keeper for these contracts, the following information supersedes any information to the contrary in the Contract Prospectus and Contract Prospectus Summary:

1.	Participant transfers will not be monitored by the Company under its excessive trading policy.
Instead, Fidelity will monitor transfers pursuant to its own excessive trading policy. You may obtain more information about Fidelity’s excessive trading policy by contacting Fidelity as provided for in your enrollment materials; and
2.	All inquiries, transactions requests, and administrative requests should be directed to Fidelity as provided for in your enrollment materials. Any such requests directed to the Company will be considered not in good order.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. One Orange Way, Windsor, CT 06095. Securities
are distributed by ING Financial Advisers, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

	XCS.01107-14OUS	May 2014

ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

MULTIPLE SPONSORED RETIREMENT OPTIONS

Supplement Dated May 1, 2014 to the Contract Prospectus
and Contract Prospectus Summary, each dated May 1, 2014

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract
Prospectus Summary for future reference.

Notice of and Important Information About Upcoming Fund Reorganizations

The Boards of Trustees of Voya Investors Trust and Voya Variable Products Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will be effective on or about the close of business on July 18, 2014 (the
“Reorganization Effective Date”).

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio
(Class S)	Voya Large Cap Growth Portfolio (Class I)
VY BlackRock Large Cap Growth Portfolio (Class I)
VY Marsico Growth Portfolio (Class I)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class I)

Voluntary Transfers Before the Reorganization Effective Date. Prior to the Reorganization Effective Date, you
may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the
“Transfers” section of your Contract Prospectus or the “Investment Options” section of your Contract Prospectus
Summary for information about making subaccount transfers.

On the Reorganization Effective Date:
•	Your investment in the subaccount that invested in the Merging Funds will automatically become an investment in the subaccount that invests in the Surviving Funds with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation;
•	All existing account balances invested in Class S shares of the VY BlackRock Health Sciences Opportunity
Portfolio, Class I shares of the VY BlackRock Large Cap Growth Portfolio and Class I shares of VY Marsico
Growth Portfolio will automatically become investments in the subaccount that invests in Class I shares of the
VY Large Cap Growth Portfolio; and
•	All existing account balances invested in Class S shares of the VY MFS Total Return Portfolio will automatically become investments in the subaccount that invest in Class I shares of the VY Invesco Equity and
Income Portfolio.

Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Page 1 of 2	May 2014

Automatic Fund Reallocation After the Reorganization Effective Date. After the Reorganization Effective Date,
the Merging Funds will no longer be available through your contract. Unless you provide us with alternative allocation instructions after the Reorganization Effective Date all allocations directed to the subaccount that invested in the Merging Funds will be automatically allocated to the subaccounts that invests in the Surviving Funds. See the
“Transfers” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in
Appendix V of your Contract Prospectus or Contract Prospectus Summary. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

All references in the Contract Prospectus and Contract Prospectus Summary to the Merging Portfolios and Surviving
Portfolios are changed accordingly.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) ING Life Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by ING
Financial Advisers, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which ING
Financial Advisers, LLC has selling agreements.

Page 2 of 2	May 2014

ING LIFE INSURANCE AND ANNUITY COMPANY
Variable Annuity Account C
MULTIPLE SPONSORED RETIREMENT OPTIONS
CONTRACT PROSPECTUS – MAY 1, 2014

The Contracts. The contracts described in this prospectus are group or individual deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They
are intended to be used as funding vehicles for certain types of retirement plans and to qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”).
Why Reading This Prospectus Is Important. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors
(generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.
Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
Variable Investment Options. Variable investment options available through the contracts are listed on the next page. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “INVESTMENT OPTIONS” section on page 12. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain them for future reference.
Fixed Interest Options:
• Guaranteed Accumulation Account	• Fixed Plus Account	• Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account (“GAA”).
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.
Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2014 Statement of Additional Information (“SAI”)
without charge by indicating your request on your enrollment materials or calling the Company at
1-800-262-3862 or writing to us at the address referenced under “CONTRACT OVERVIEW - Questions:
Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed
Accumulation Account prospectus, by calling that number. The contract prospectus, the Guaranteed Accumulation
Account prospectus, the SAI and other information about the separate account may be obtained by accessing the
Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the
operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580,
Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the
Securities Act of 1933. This number is 333-01107. The number assigned to the registration statement for GAA is
333-180532. The SAI table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.
PRO.01107-14

CONTRACT PROSPECTUS – MAY 1, 2014 (CONTINUED)

The Funds*

Alger Green Fund (Class A)(1)
AllianzGI NFJ Large-Cap Value Fund		Voya Solution 2045 Portfolio (Class S)(4)
(Institutional Class)(1)(2)	Oppenheimer Global Strategic Income	Voya Solution 2055 Portfolio (Class S)(4)
Amana Growth Fund(1)	Fund/VA(2)	Voya Solution Balanced Portfolio (Class S)(4)
Amana Income Fund(1)	Oppenheimer Main Street Small Cap Fund® /VA	Voya Solution Income Portfolio (Class S)(4)
American Century® Income & Growth Fund	Pax World Balanced Fund (Individual Investor	Voya Solution Moderately Conservative Portfolio
(A Class)(1)(2)	Class)(1)	(Class S)(4)
American Century® Inflation-Adjusted Bond	PIMCO Real Return Portfolio (Administrative	Voya Strategic Allocation Conservative Portfolio
Fund (Investor Class)(1)	Class)	(Class I)(4)
Ariel Fund (Investor Class)(1)	Pioneer Emerging Markets VCT Portfolio	Voya Strategic Allocation Growth Portfolio
Artisan International Fund (Investor Shares)(1)	(Class I)	(Class I)(4)
ASTON/Fairpointe Mid Cap Fund (Class N)(1)	Pioneer High Yield VCT Portfolio (Class I)	Voya Strategic Allocation Moderate Portfolio
BlackRock Mid Cap Value Opportunities Fund	SMALLCAP World Fund® (Class R-4)(1)	(Class I)(4)
(Investor A Shares)(1)	Templeton Global Bond Fund (Class A)(1)	Voya U.S. Bond Index Portfolio (Class I)
Calvert VP SRI Balanced Portfolio (Class I)	The Bond Fund of AmericaSM (Class R-4)(1)	Voya U.S. Stock Index Portfolio (Class I)
Cohen & Steers Realty Shares, Inc.(1)	The Growth Fund of America® (Class R-4)(1)	VY American Century Small-Mid Cap Value
ColumbiaSM Acorn® Fund (Class Z)(1)(2)	The Hartford Capital Appreciation Fund	Portfolio (Class S)
Columbia Diversified Equity Income Fund	(Class R4)(1)(2)	VY Baron Growth Portfolio (Class S)
(Class K)(1)(2)	The Hartford Dividend and Growth Fund	VY BlackRock Health Sciences Opportunities
Columbia Mid Cap Value Fund (Class A)(1)	(Class R4)(1)(2)	Portfolio (Class S)
Columbia Mid Cap Value Fund (Class Z)(1)(2)	USAA Precious Metals and Minerals Fund	VY BlackRock Large Cap Growth Portfolio
Delaware Small Cap Value Fund (Class A)(1)	(Adviser Shares)(1)	(Class I)
EuroPacific Growth Fund® (Class R-4)(1)	Voya Balanced Portfolio (Class I)	VY Clarion Global Real Estate Portfolio
Fidelity® VIP Contrafund® Portfolio	Voya Global Bond Portfolio (Class I)	(Class I)
(Initial Class)	Voya Global Perspectives Portfolio (Class I)(3)	VY Clarion Real Estate Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio	Voya Global Resources Portfolio (Class S)	VY Columbia Contrarian Core Portfolio (Class S)
(Initial Class)	Voya GNMA Income Fund (Class A)(1)	VY Columbia Small Cap Value II Portfolio
Fidelity® VIP Growth Portfolio (Initial Class)	Voya Growth and Income Portfolio (Class I)	(Class S)
Fidelity® VIP Mid Cap Portfolio (Initial	Voya High Yield Portfolio (Class S)	VY FMRSM Diversified Mid Cap Portfolio
Class)(2)	Voya Index Plus LargeCap Portfolio (Class I)	(Class S)(5)
Fidelity® VIP Overseas Portfolio (Initial	Voya Index Plus MidCap Portfolio (Class I)	VY Invesco Comstock Portfolio (Class S)
Class)(2)	Voya Index Plus SmallCap Portfolio (Class I)	VY Invesco Equity and Income Portfolio (Class I)
Franklin Small Cap Value VIP Fund (Class 2)	Voya Index Solution 2015 Portfolio (Class S)(4)	VY Invesco Growth and Income Portfolio (Class S)
Fundamental InvestorsSM (Class R-4)(1)	Voya Index Solution 2025 Portfolio (Class S)(4)	VY JPMorgan Emerging Markets Equity
Invesco Mid Cap Core Equity Fund (Class A)(1)	Voya Index Solution 2035 Portfolio (Class S)(4)	Portfolio (Class S)
Invesco Small Cap Value Fund (Class Y)(1)	Voya Index Solution 2045 Portfolio (Class S)(4)	VY JPMorgan Mid Cap Value Portfolio (Class S)(2)
Invesco V.I. American Franchise Fund (Series I)	Voya Index Solution 2055 Portfolio (Class S)(4)	VY JPMorgan Small Cap Core Equity Portfolio
Invesco V.I. Core Equity Fund (Series I)	Voya Index Solution Income Portfolio (Class S)(4)	(Class S)
Janus Aspen Balanced Portfolio	Voya Intermediate Bond Portfolio (Class I)	VY Marsico Growth Portfolio (Class I)
(Institutional Shares)(2)	Voya International Index Portfolio (Class I)	VY MFS Total Return Portfolio (Class S)
Janus Aspen Enterprise Portfolio	Voya International Value Portfolio (Class I)	VY MFS Utilities Portfolio (Class S)
(Institutional Shares)(2)	Voya Large Cap Growth Portfolio (Class I	VY Oppenheimer Global Portfolio (Class I)
Janus Aspen Flexible Bond Portfolio	Voya Large Cap Value Portfolio (Class I)	VY PIMCO Bond Portfolio (Class S)
(Institutional Shares)(2)	Voya MidCap Opportunities Portfolio (Class I)	VY Pioneer High Yield Portfolio (Class I)
Janus Aspen Global Research Portfolio	Voya Money Market Portfolio (Class I)	VY T. Rowe Price Capital Appreciation
(Institutional Shares)(2)	Voya Multi-Manager Large Cap Core Portfolio	Portfolio (Class S)
Janus Aspen Janus Portfolio	(Class I)(2)	VY T. Rowe Price Diversified Mid Cap Growth
(Institutional Shares)(2)	Voya RussellTM Large Cap Growth Index	Portfolio (Class I)
Lazard US Mid Cap Equity Portfolio	Portfolio (Class I)	VY T. Rowe Price Equity Income Portfolio
(Open Shares)(1)	Voya RussellTM Large Cap Index Portfolio	(Class S)
LKCM Aquinas Growth Fund(1)(2)	(Class I)	VY T. Rowe Price Growth Equity Portfolio
Loomis Sayles Small Cap Value Fund	Voya RussellTM Large Cap Value Index Portfolio	(Class I)
(Retail Class)(1)	(Class S)	VY T. Rowe Price International Stock Portfolio
Lord Abbett Series Fund, Inc. Mid Cap Stock	Voya RussellTM Mid Cap Growth Index Portfolio	(Class S)
Portfolio (Class VC)	(Class S)	VY Templeton Foreign Equity Portfolio (Class I)
MetWest Total Return Bond Fund (Class M)(1)	Voya RussellTM Mid Cap Index Portfolio	VY Templeton Global Growth Portfolio (Class S)
Neuberger Berman Socially Responsive Fund®	(Class I)	Wanger International
(Trust Class)(1)	Voya RussellTM Small Cap Index Portfolio	Wanger Select
New Perspective Fund® (Class R-4)(1)	(Class I)	Wanger USA
Nuveen U.S. Infrastructure Income Fund	Voya Small Company Portfolio (Class I)	Washington Mutual Investors FundSM
(Class I)(1)(3)	Voya SmallCap Opportunities Portfolio	(Class R-4)(1)
Oppenheimer Developing Markets Fund	(Class I)	Wells Fargo Advantage Special Small Cap
(Class A)(1)	Voya Solution 2015 Portfolio (Class S)(4)	Value Fund (Class A)(1)
Oppenheimer Global Fund/VA(2)	Voya Solution 2025 Portfolio (Class S)(4)
Voya Solution 2035 Portfolio (Class S)(4)

(*) In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY. See “APPENDIX V – Fund Descriptions” for a complete listing of all other fund name changes since your last supplement.
(1) This fund is available to the general public in addition to being available through variable annuity contracts. See “TAX CONSIDERATIONS - Special
Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
(2) See “APPENDIX V – Fund Descriptions” for further information regarding the availability of certain funds.
(3) This fund will be available for investment through the contracts beginning May 12, 2014.
(4) These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES - Fund of Funds” for additional information.
(5) FMRSM is a service mark of Fidelity Management and Research Company.

PRO.01107-14	2

TABLE OF CONTENTS

CONTRACT OVERVIEW:	4
Who’s Who
The Contract and Your Retirement Plan
Questions: Contacting the Company (sidebar)
Sending Forms And Written Requests In Good Order (sidebar)
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	11
RIGHT TO CANCEL	12
INVESTMENT OPTIONS	12
FEES	16
YOUR ACCOUNT VALUE	25
TRANSFERS	27
WITHDRAWALS	30
SYSTEMATIC DISTRIBUTION OPTIONS	32
LOANS	32
DEATH BENEFIT	33
INCOME PHASE	36
TAX CONSIDERATIONS	39
CONTRACT DISTRIBUTION	48
OTHER TOPICS	51
Anti-Money Laundering - Performance Reporting - Contract Modification - Legal Proceedings - Payment Delay or
Suspension - Transfer of Ownership; Assignment - Account Termination - Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	54
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	55
APPENDIX II - FIXED ACCOUNT	58
APPENDIX III - FIXED PLUS ACCOUNT	60
APPENDIX IV - PARTICIPANT APPOINTMENT OF EMPLOYER AS	64
AGENT UNDER AN ANNUITY CONTRACT
APPENDIX V – FUND DESCRIPTIONS	65
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	CFI-1

PRO.01107-14 3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this	Questions: Contacting the
prospectus for additional information.	Company. Contact your local
representative or write or call the

Who’s Who	Company:
Customer Service
You (the “participant”)*: The individual who participates in the contract	Defined Contribution
through a retirement plan.	Administration
P.O. Box 990063
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.	Hartford, CT 06199-0063

Contract Holder*: The person to whom we issue the contract. Generally, the	1-800-262-3862
plan sponsor or a trust. We may also refer to the contract holder as the	Sending Forms and Written
contract owner.	Requests in Good Order.

We (the “Company”): ING Life Insurance and Annuity Company. We issue	If you are writing to change your
the contract.	beneficiary, request a withdrawal,
or for any other purpose, contact
For greater detail, review “CONTRACT OWNERSHIP AND RIGHTS” and	your local representative or the
“CONTRACT PURCHASE AND PARTICIPATION.”	Company to learn what
information is required in order
for the request to be in “good
The Contract and Your Retirement Plan	order.” By contacting us, we can
provide you with the appropriate
Retirement Plan (“plan”): A plan sponsor has established a plan for you.	administrative form for your
This contract is offered as a funding option for that plan. We are not a party to	requested transaction.
the plan.	Generally, a request is considered
to be in “good order” when it is
Plan Type: We refer to the plan by the Tax Code section under which it	signed, dated and made with such
qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment	clarity and completeness that we
under Tax Code section 457. To learn which Tax Code section applies to your	are not required to exercise any
plan, contact your plan sponsor, your local representative or the Company.	discretion in carrying it out.

Use of an Annuity Contract in Your Plan: Under the federal tax laws,	We can only act upon written
earnings on amounts held in annuity contracts are generally not taxed until	requests that are received in good
they are withdrawn. However, in the case of a qualified retirement account	order.
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or
Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND
PARTICIPATION.”

Contract Rights: Rights under the contract and who may exercise those rights may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.
* Certain contracts are purchased by and issued directly to persons participating in certain plans. The words “you” and
“participant” apply to these individuals. The words “contract holder” and “contract owner” also apply to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

PRO.01107-14 4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans and Roth 403(b) plans, as well as in certain 401(a), 401(k), Roth 401(k) or 403(a) plans may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract. See “RIGHT TO CANCEL.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals: During the accumulation phase, you may, under some plans, withdraw all or part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS” and “TAX CONSIDERATIONS.”

Systematic Distribution Options: These allow you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees: Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation: Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)	Payments to Your
Account
STEP 1: You or the contract holder provide ING Life	Step 1 ||
Insurance and Annuity Company with your completed	ING Life Insurance and Annuity Company
enrollment materials.	||	Step 2		||
Variable Annuity
According to the plan, we set up one or more accounts for	Fixed		Account C
you. We may set up one or more accounts for employer	Interest
contributions and/or for one or more accounts for	Option	Variable Investment
contributions from your salary. Alternatively, we may issue			Options
the contract to an employer or a plan on an unallocated
basis. In that case, we establish a single account under the		The Subaccounts
contract for the contract holder, and the recordkeeper		A	B	Etc.
designated by the plan establishes and maintains an			|| Step 3 ||
Mutual Mutual Etc.
individual account or accounts for each participant.		Fund A Fund B
STEP 2: The contract holder, or you if permitted by your
plan, directs us to invest your account dollars in any of the following:
• Fixed Interest Options; or
• Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:
•	Receive income phase payments over a lifetime or for a specified period;
•	Receive income phase payments monthly, quarterly, semi-annually or annually;
•	Select an option that provides a death benefit to beneficiaries; or
•	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.01107-14	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the			In this section:
accumulation phase when buying, owning, and withdrawing account value from			• Maximum Transaction
your contract. See “INCOME PHASE” for fees that may apply after you begin			Expenses;
receiving payments under the contract.			• Maximum Periodic Fees and
Charges;
Maximum Transaction Expenses			• Fund Fees and Expenses; and
• Examples.
The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, take a loan
from the contract or transfer cash value between investment options. State			See “FEES” for:
premium taxes currently ranging from 0% to 4% of purchase payments may also			• Early Withdrawal Charge
be deducted.*			Schedules;
• How, When and Why Fees are
Maximum Early Withdrawal Charge[1]			Deducted;
(as a percentage of amount withdrawn, if applicable)			• Reduction, Waiver and/or
Elimination of Certain Fees;
Applicable to Texas K-12 contracts		7%	• Redemption Fees; and
Applicable to all other contracts		5%	• Premium and Other Taxes.
Loan Interest Rate Spread (per annum)[2]		3.0%
Loan Initiation Fee[3]		$100.00	Texas K-12 contracts are
voluntary 403(b) annuity contracts
for employees of K-12 public
Maximum Periodic Fees and Charges			schools in Texas who became
participants under the contract on
The next table describes the fees and expenses that you will pay periodically			or after June 1, 2002. These
during the time that you own the contract, not including fund fees and expenses.			contracts meet the requirements
established by the Teachers
Applicable to		Applicable	Retirement System of Texas in
	Texas K-12	to all other	support of Senate Bill 273.
	contracts	contracts

Maximum Annual Maintenance Fee[4]	$0.00	$30.00

Separate Account Annual Expenses[4]
(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge[5]	1.25%	1.50%

Maximum Administrative Expense Charge	0.25%[6]	0.25%[7]

Maximum Total Separate Account Expenses	1.50%	1.75%
1			This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section.
In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
[2] This is the difference between the rate charged and the rate credited on loans under your contract. We reserve the right to apply a loan interest rate spread between 0.0% and 3.0% per annum. Currently, the loan interest rate spread for most contracts is 2.5% per annum. See
“LOANS - Charges Associated with Loans.”
3			Certain contracts that have a zero loan interest rate spread may be subject to a loan initiation fee each time a loan is taken from your account value. See “LOANS - Charges Associated with Loans.”
4	These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”
5			A charge for the guaranteed death benefit, if any, is included in the mortality and expense risk charge. See “DEATH BENEFIT.”
6			We currently do not impose this charge under Texas K-12 contracts; however, we reserve the right to charge up to 0.25% annually.
7	We only impose this charge under some contracts. See “FEES.”

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “FEES - Premium and Other
Taxes.”

PRO.01107-14		6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

				Applicable to Texas K-12		Applicable to All Other
				Contracts			Contracts
				Minimum	Maximum	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)				0.27%	1.49%	0.27%		1.82%***
and/or service fees, and other expenses)

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.159%), separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

					(B) If you do not withdraw your entire
	(A) If you withdraw your entire account				account value or if you select an income
	value at the end of the applicable time				phase payment option at the end of the
	period*:				applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable
to Texas K-	$965	$1,508	$2,069	$3,308	$302	$924	$1,572	$3,308
12 contracts

Applicable
to all other	$882	$1,660	$2,457	$3,975	$375	$1,140	$1,925	$3,975
contracts*

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)
***Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual fund operating expenses would have been 2.48%.

PRO.01107-14					7

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

					(B) If you do not withdraw your entire
	(A) If you withdraw your entire				account value or if you select an income
	account value at the end of the				phase payment option at the end of the
	applicable time period*:				applicable time period**:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to
Texas K-12	$851	$1,162	$1,487	$2,084	$180	$557	$959	$2,084
contracts

Applicable to all	$735	$1,225	$1,744	$2,513	$221	$682	$1,169	$2,513
other contracts*

* This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods.) Schedule I is listed in “FEES.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the 10th account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
** This example will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability, or the date purchase payments were first received in the subaccounts (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna
Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an
Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna
Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

PRO.01107-14				8

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry
Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of
the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-
regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(a), 403(b) and 457, including Roth 401(k), Roth 403(b), and Roth 457(b) plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code sections 401, 403(a) and 403(b) are subject to Title I of the
Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the
Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates)
that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.01107-14	9

Purchasing the Contract. To purchase the contract:
• The contract holder submits the required forms and application to the Company; and
• We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract:
• We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder); and
• If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder.
If we agree to do this, we will deposit the purchase payments in the Voya Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:
• Lump-sum payments: A one-time payment to your account in the form of a transfer from a previous plan;
and/or
• Installment payments: More than one payment made over time to your account.

Contributions to Roth 401(k), Roth 403(b) or Roth 457(b) accounts must be made by after-tax salary reduction, exchange, or rollover payments (to the extent allowed by the contract) paid to us on your behalf, as permitted by the
Tax Code and the plan. Roth 401(k), Roth 403(b) and Roth 457(b) contributions will be placed in distinct accounts.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts, where each account will have its own early withdrawal charge schedule. See “FEES - Early Withdrawal Charge Schedules.”

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial purchase payments to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “INVESTMENT
OPTIONS” and “TRANSFERS.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “APPENDIX III - Fixed Plus Account.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “TAX
CONSIDERATIONS.”

PRO.01107-14 10

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contracts should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:
• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;
• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of plan, as follows:
• Under 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;
• Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and
• Under Non-governmental Tax-Exempt 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? The terms of the annuity contract will determine who holds rights under the contracts:
• Under some contracts, the contract holder holds all rights under the contract, but may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options; and
• Under other contracts, including most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and most individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1,
2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b) and Roth 403(b) Plans.”

PRO.01107-14 11

For additional information about the respective rights of the contract holder and participants, see “APPENDIX IV.”

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

PRO.01107-14	12

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide a brief description of the funds in Appendix V. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
•	Mixed funding - bought for annuities and life insurance; and
•	Shared funding - bought by more than one company.

Public Funds. The following funds, which are available through the contracts, are also available to the general public:
•	Alger Green Fund	•	LKCM Aquinas Growth Fund
•	AllianzGI NFJ Large-Cap Value Fund	•	Loomis Sayles Small Cap Value Fund
•	Amana Growth Fund	•	MetWest Total Return Bond Fund
•	Amana Income Fund	•	Neuberger Berman Socially Responsive Fund®
•	American Century® Income & Growth Fund	•	Nuveen U.S. Infrastructure Income Fund
•	American Century® Inflation-Adjusted Bond Fund	•	New Perspective Fund®
•	Ariel Fund	•	Oppenheimer Developing Markets Fund
•	Artisan International Fund	•	Pax World Balanced Fund
•	ASTON/Fairpointe Mid Cap Fund	•	SMALLCAP World Fund®
•	BlackRock Mid Cap Value Opportunities Fund	•	Templeton Global Bond Fund
•	Cohen & Steers Realty Shares, Inc.	•	The Bond Fund of AmericaSM
•	ColumbiaSM Acorn® Fund	•	The Growth Fund of America®
•	Columbia Diversified Equity Income Fund	•	The Hartford Capital Appreciation Fund
•	Columbia Mid Cap Value Fund	•	The Hartford Dividend and Growth Fund
•	Delaware Small Cap Value Fund	•	USAA Precious Metals and Minerals Fund
•	EuroPacific Growth Fund®	•	Voya GNMA Income Fund
•	Fundamental InvestorsSM	•	Washington Mutual Investors FundSM
•	Invesco Mid Cap Core Equity Fund	•	Wells Fargo Advantage Special Small Cap Value
•	Invesco Small Cap Value Fund		Fund
•	Lazard US Mid Cap Equity Portfolio

See “TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company

PRO.01107-14			13

will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.
For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b), 401 or 403(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:
• During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and
• During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;
• Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;
• Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
• Stop selling the contract;
• Limit or eliminate any voting rights for the separate account; or
• Make any changes required by the 1940 Act or its rules or regulations.

PRO.01107-14 14

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “APPENDIX I, APPENDIX II and
APPENDIX III” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch.

Selecting Investment Options

When selecting investment options:
• Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals;
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices and the Guaranteed
Accumulation Account prospectus.

Furthermore, be aware that there may be:
• Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and
• Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401, 403(a) and 457(b)
plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount, the Fixed Account, Fixed Plus Account, and each classification of the Guaranteed Accumulation
Account selected counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

PRO.01107-14 15

FEES

The following repeats and adds to information provided in “FEE TABLE.”	Types of Fees
Please review both this section and “FEE TABLE” for information on fees.	You may incur the following types
of fees under the contract:
Transaction Fees	•	Transaction Fees;
> Early Withdrawal Charge;
Early Withdrawal Charge		> Loan Interest Rate Spread
and Loan Initiation Fee;
Withdrawals of all or a portion of your account value may be subject to a		> Redemption Fees;
charge. In the case of a partial withdrawal where you request a specific dollar	•	Periodic Fees and Charges;
amount, the amount withdrawn from your account will be the amount you		> Annual Maintenance Fee;
specified plus adjustment for any applicable early withdrawal charge. This		> Mortality and Expense
charge may also be referred to as a surrender charge in your contract and/or		Risk Charge;
certificate/enrollment materials.		> Administrative Expense
Charge;
Purpose: This is a deferred sales charge. It reimburses us for some of the sales	•	Fund Fees and Expenses; and
and administrative expenses associated with the contract. If our expenses are	•	Premium and Other Taxes.
greater than the amount we collect for the early withdrawal charge, we may	Terms to Understand in
use any of our corporate assets, including potential profit that may arise from	Schedules I, II and Schedule for
the mortality and expense risk charges, to make up the difference.	Texas K-12 Contracts[1]:
	•	Account Year - a 12-month
Amount: This charge is a percentage of the amount that you withdraw from		period measured from the
the subaccounts, the Fixed Account and the Guaranteed Accumulation		date we establish your
Account. We do not deduct an early withdrawal charge from amounts that you		account, or measured from
withdraw from the Fixed Plus Account. The percentage is determined by the		any anniversary of that date.
early withdrawal charge schedule that applies to your individual account.	•	Contract Year - a 12-month
Some of these schedules are listed below. The charge will never be more than		period measured from the
date we establish the contract,
8.5% of your total purchase payments to the individual account, or under some		or measured from any
contracts, the maximum permitted by FINRA rules.		anniversary of that date.
	•	Purchase Payment Period
Early Withdrawal Charge Schedules. You may determine which schedule		(also called Contribution
applies to you by consulting your certificate or the contract (held by the		Period, Deposit Cycles,
contract holder).		Purchase Payment Cycles, or
Installment Payment Period
Schedule I. This is one of two maximum early withdrawal charge schedules		under some contracts) - the
that may apply to contracts other than Texas K-12 contracts. It grades down to		period of time it takes to
zero over a 10-year period, as shown on the next page. Some contracts have		complete the number of
installment payments
schedules that grade down to zero over fewer than 10 years.		expected to be made to your
account over a year.
Each contract will specify whether a schedule is based on one of the following:
• The number of years since the individual account was established;		For example, if your payment
• The number of years since the contract was established; or		frequency is every two
• The number of completed purchase payment periods (see sidebar for		weeks, a payment period is
completed after 26 payments
definitions and terms used).		are made. If only 25
payments are made, the
Unless the contract provides otherwise, the same schedule applies to		payment period is not
installment purchase payments (ongoing contributions) and to single purchase		completed until the 26th
payments (rollovers, exchanges or other one-time contributions).		payment is made. At any
given time, the number of
payment periods completed
cannot exceed the number of
account years completed,
regardless of the number of

payments made.
[1] Texas K-12 contracts are voluntary 403(b) annuity contracts for employees of K-12 public schools in Texas who became participants under the contract on or after June 1, 2002. These contracts meet the requirements established by the Teachers
Retirement System of Texas in support of Senate Bill 273.
PRO.01107-14 16

Schedule I
Account Years, Contract
Years, Purchase Payment
Periods, Contribution
Periods, Deposit Cycles,
Purchase Payment Cycles or
Installment Payment Periods
(depending upon the	Early Withdrawal Charge
contract)
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

Schedule II. This is one of two maximum early withdrawal charge schedules that may apply to contracts other than
Texas K-12 contracts. For contracts where we establish distinct accounts for installment purchase payments and single purchase payments (defined above), Schedule I applies to installment payment accounts and Schedule II applies to single payment accounts. As shown below, Schedule II grades down to zero over a nine-year period as account years are completed.

Schedule II
Completed Account Years	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 6	4%
6 or more but fewer than 7	3%
7 or more but fewer than 8	2%
8 or more but fewer than 9	1%
9 or more	0%

Texas K-12 Contracts. Schedule III applies to participants who enroll in Texas K-12 contracts.

Schedule III
Completed Account Years	Early Withdrawal Charge
Fewer than 1	7.0%
1 or more but fewer than 2	6.5%
2 or more but fewer than 3	6.0%
3 or more but fewer than 4	5.5%
4 or more but fewer than 5	5.0%
5 or more but fewer than 6	4.5%
6 or more but fewer than 7	4.0%
7 or more but fewer than 8	3.5%
8 or more but fewer than 9	3.0%
9 or more but fewer than 10	2.0%
10 or more	0.0%

Early Withdrawal Charge (Roth 401(k), Roth 403(b) or Roth 457(b)). Any early withdrawal charge under your contract applicable to a withdrawal of amounts attributable to a lump-sum payment or an installment payment will apply in the same manner to a withdrawal of amounts attributable to the same type of contribution to a Roth 401(k),
Roth 403(b) or Roth 457(b) account, respectively, subject to the following exception.

PRO.01107-14	17

In the case of an early withdrawal charge for a participant installment account that is based upon the number of purchase payment periods (“payment periods”) completed, the number of payment periods completed for the Roth
403(b) or Roth 457(b) account will be determined independently from the number of payment periods completed for any other participant installment account of the participant, other than the following exception. When we first establish a Roth 403(b) or Roth 457(b) account or any other participant installment account for a participant, we will credit the new participant installment account the same number of purchase payments or deposits as were made, if any, to the existing participant installment account with the greatest number of purchase payments or deposits. After the new participant installment account is established under this paragraph, the number of additional payment periods credited from that point forward to a participant installment account will be based solely on the number of subsequent purchase payments or deposits, if any, made to that particular participant installment account. This may result in a different number of payment periods completed for each participant installment account.

For example, if a Roth 403(b) or Roth 457(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) or Roth 457(b) employee installment account, when the participant’s Roth 403(b) or Roth 457(b) installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (i.e., 23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) or Roth 457(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) or Roth 457(b) account.

Early Withdrawal Charge Waivers Under All Contracts. These apply to all contracts. Also read the following two subsections regarding additional waivers, reductions or elimination of the charge.

This charge is waived for portions of a withdrawal that are:
• Used to provide income payments during the income phase;
• Paid because of your death before income payments begin;
• Paid where your account value is $5,000 or less*, and no part of the account has been taken as a withdrawal, used to provide income payments, or taken as a loan within the prior 12 months (36 months for some contracts issued in New York);
• Taken because of the election of a systematic distribution option (see “SYSTEMATIC DISTRIBUTION
OPTIONS”); or
• Taken on or after the 10th anniversary of the effective date of the account.

Early Withdrawal Charge Waivers Under Certain Contracts. To find out which waivers apply to the contract issued in connection with your plan, consult the certificate or the contract (held by the contract holder).

This charge is waived for portions of a withdrawal that are:
• Taken under accounts with an early withdrawal charge schedule based on completed purchase payment periods when you are at least age 59½ and have completed at least nine purchase payment periods;
• Taken after you have experienced a severance of employment with your employer** (under certain contracts, the employer must provide documentation of severance to the Company);
• Used to purchase an ING Life Insurance and Annuity Company single premium immediate annuity or other contracts allowed by the Company, under the condition that you do not cancel the new contract and obtain a refund during the cancellation period (if you cancel the new contract, we will reinstate the account under the old contract and the amount returned to the account from the new contract may then be withdrawn, subject to any early withdrawal charge that would have applied at the time the new contract was established);
* Under some contracts this waiver applies to withdrawals paid where your account value is $3,500 or less (or $1,999 for some contracts issued in New York, or when the paid-up annuity benefit is less than $20 monthly). In addition, under some contracts, we will waive this charge as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent.
** This waiver does not apply if the severance of employment would not have qualified as a separation from service under IRS guidance prior to the enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

PRO.01107-14	18

•	Withdrawn from contracts used with plans under section 401(a), 401(k), Roth 401(k), 403(a), 403(b) or Roth
403(b) of the Tax Code, if the withdrawal is not more than 10% of your account value and is the first partial withdrawal in a calendar year;*
•	Withdrawn due to the transfer of your account value to another of the retirement products the Company offers under the contract holder’s plan, subject to various conditions agreed to by the contract holder and the Company in writing;
•	Made because the Company terminated the account under the circumstances described in “OTHER TOPICS -
Account Termination;”
•	Withdrawn for an exchange or transfer to a Tax Code section 403(b)(7) custodial account sponsored by the
Company;
•	Made for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing;
•	Due to your disability as defined by the Tax Code, if the withdrawal is paid directly to you and certified by your employer; and
•	Due to a transfer of amounts to a defined benefit governmental plan in connection with the purchase of permissive service credits under such defined benefit plan, or the repayment of a lump-sum amount previously withdrawn from such defined benefit plan, in accordance with the terms of the 403(b) plan or 457 plan, the defined benefit plan and applicable IRS guidelines.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:
•	The number of participants under the plan;
•	The type and nature of the group to which a contract is issued;
•	The expected level of assets and/or cash flow under the plan;
•	Our agent’s involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the plan;
•	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the contract;
•	Our assessment of financial risk to the Company relating to withdrawals; and
•	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees, and this may include having an early withdrawal charge for some individual accounts and reducing or eliminating the early withdrawal charge for certain other individual accounts. We will offer any resulting early withdrawal charge uniformly to all employees in the group.
* To qualify for this waiver you must be between the ages of 59½ and 70½ and cannot have elected the systematic withdrawal option; any outstanding loans are not included in the account value when calculating the 10% amount; and this waiver does not apply to full withdrawals or to a withdrawal due to a loan default.

PRO.01107-14	19

Reduction for Certain New York Contracts. For master 403(b) plan contracts issued after July 29, 1993 in New
York, in addition to waivers or reductions that we grant, the State of New York requires a reduced early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account. The schedule grades down over a seven-year period as account years are completed, as shown in the table below. This same schedule is used for withdrawals from the subaccounts, the Fixed Account or the Guaranteed Accumulation Account for contracts that have an early withdrawal charge that were issued in New York on or after March 7, 2000 under contract forms
G-CDA-99(NY) and G-CDA-01(NY).

Completed Account Years	Early Withdrawal Charge
Fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

Reduction, Waiver or Elimination. The early withdrawal charge may be reduced, waived or eliminated for certain types of withdrawals, for certain contracts or for certain plans. We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person. Consult your certificate, the contract (held by the contract holder) or contract prospectus for more information.

Loan Interest Rate Spread and Loan Initiation Fee

For a discussion of the loan interest rate spread and the loan initiation fee, the fees and costs that may be associated with loans, please see “LOANS – Charges Associated with Loans.”

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund.
Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. For those plans that have a maintenance fee, each year, during the accumulation phase, we deduct this fee on your account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is deducted annually on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. We do not deduct this fee from a single purchase payment account. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest options. We may also deduct all or a portion of the maintenance fee from a Roth 401(k), Roth 403(b), or Roth 457(b) account.
Under some installment plans, your employer elects whether the fee is deducted from the employee account, employer account, or a portion from each. The Company may send a bill to your employer at or prior to such deduction.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

PRO.01107-14	20

Reduction or Elimination. When a plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:
• The size, type and nature of the group to which a contract is issued;
• Amount of contributions to the contract;
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The anticipated level of administrative expenses, such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
• The number of eligible participants and the program’s participation rate.

Due to factors on which the maintenance fee is based, it is possible that it may increase, decrease or be eliminated from year to year as the characteristics of the group change.

We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the FEE TABLE .”

Increase, Reduction or Elimination. The maintenance fee may vary (be increased, reduced or eliminated), as described in the contract. We will not unfairly discriminate against any group if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction, or elimination according to our own rules in effect at the time we approve the application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the
“FEE TABLE.”

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts during the accumulation phase for Texas K-12 contracts and 1.50% annually for all other contracts. 1.25% annually of your account value invested in the subaccounts during the income phase. See “INCOME PHASE - Charges Deducted.” We may charge a different fee for different funds (but not beyond the maximum amount). See your certificate or the contract
(held by the contract holder).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts, namely:
• Mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits (including any guaranteed death benefits) and other payments we make to owners or beneficiaries of the accounts; and
• Expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:
• The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
• The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

PRO.01107-14 21

•	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);
•	The frequency, consistency and method of submitting payments and loan repayments;
•	The method and extent of onsite services we provide and the contract holder’s involvement in service such as enrollment and ongoing participant services;
•	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
•	The projected frequency of distributions;
•	The type and level of other factors that affect the overall administrative expense including expenses related to the contract or the plan, or the Company’s reimbursement of any portion of the costs of the plan’s third party administrator, if applicable;
•	Whether or not a transfer credit was selected by the plan sponsor; and
•	Whether or not the contract includes a guaranteed death benefit.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts. If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the
loss.	We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum amount when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time. Under some contracts we will reassess and increase or decrease this fee annually. However, the charge that may apply to a given participant upon entry into the income phase will remain fixed while the participant remains in that phase.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts. We are currently deducting this charge under the contracts issued to some plans. If charged, this fee is deducted daily from the subaccounts. We do not deduct this charge from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction. Under some contracts, if we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing.
The level of the fee may be reassessed and increased or decreased annually.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in

PRO.01107-14	22

the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

PRO.01107-14 23

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
•	Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2013, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
•	Fidelity Investments®	•	BlackRock, Inc.
•	American Funds®	•	Loomis Sayles Funds
•	OppenheimerFunds, Inc.	•	Neuberger Berman Management, Inc.
•	Franklin® Templeton® Investments	•	Ariel Mutual Funds
•	Columbia Funds	•	Artisan Funds
•	PIMCO Funds	•	Alger Funds
•	Wells Fargo Funds Management, LLC	•	USAA Funds
•	Amana Funds	•	Lazard Funds, Inc.
•	Lord Abbett Funds	•	Cohen & Steers
•	Invesco Investments	•	Delaware Investments
•	Pax World Funds	•	Allianz Global Investors
•	American Century Investments®	•	Metropolitan West Funds
•	Pioneer Investments	•	Hartford Mutual Funds
•	Calvert Funds	•	Janus Funds
•	Aston Funds	•	LKCM Aquinas Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2013, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.01107-14			24

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment advisor. Advisory fees will be deducted on a pro-rata basis from the subaccounts that invest in the funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a pro rata basis from all of the funds in which the participant is invested.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
• Account dollars directed to the fixed interest options, including interest earnings to date; less
• Any deductions from the fixed interest options (e.g., withdrawals, fees); and plus
• The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “FEE TABLE” and
“FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

PRO.01107-14 25

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
•	The net assets of the fund held by the subaccount as of the current valuation; minus
•	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUVs are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

	$5,000 contribution			Step 1: An investor contributes
		Step 1 ||		$5,000.
ING Life Insurance and Annuity Company
		Step 2 ||		Step 2:
	Variable Annuity Account C		•	He directs us to invest $3,000 in
	Subaccount A 300	Subaccount B	Etc.	Fund A. His dollars purchase 300
	accumulation	80		accumulation units of Subaccount
	units	accumulation		A ($3,000 divided by the current
		units		$10 AUV);and
			•	He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of Subaccount
B ($2,000 divided by the current
$25 AUV).
Step 3: The separate account then
	||	Step 3 ||		purchases shares of the applicable
funds at the current market value (net
	Fund A	Fund B		asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.01107-14			26

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and, under some contracts, the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options.
Transfers from fixed interest options are restricted as outlined in Appendix I, Appendix II and Appendix III.
Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or asset rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”)
to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling 12 month period.

PRO.01107-14 27

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

PRO.01107-14 28

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. Certain contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Dollar cost averaging is not available to participants in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value  in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.
There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at www.ingretirementplans.com, or by completing and submitting an asset rebalancing form.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Transfers Between Individual Accounts. We may establish one or more accounts for you. As permitted by your plan and if allowed under the contract, you may transfer assets from one account to another. Any such transfer will be subject to the restrictions, conditions and limits established by your plan or set forth in the contract.

PRO.01107-14

29

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the fixed	Taxes, Fees and Deductions
interest options and other restrictions (see “Withdrawal Restrictions” in this
section), the contract holder, or you if permitted by the plan, may withdraw all	Amounts withdrawn may be
or a portion of your account value at any time during the accumulation phase.	subject to one or more of the
following:
• Early Withdrawal Charge.
Steps for Making a Withdrawal.	See “FEES - Early
The contract holder, or you if permitted by the plan, must select the withdrawal	Withdrawal Charge”
amount:	• Maintenance Fee. See “FEES
• Full Withdrawal: You will receive, reduced by any required tax, your	- Annual Maintenance Fee”
account value allocated to the subaccounts, the Guaranteed Accumulation	• Market Value Adjustment.
Account (plus or minus any applicable market value adjustment) and the	See “APPENDIX I”
Fixed Account, minus any applicable early withdrawal charge,	• Redemption Fees. See “FEES
maintenance fee, and redemption fees, plus the amount available for	- Redemption Fees”
withdrawal from the Fixed Plus Account; or	• Tax Penalty. See “TAX
• Partial Withdrawal (Percentage or Specified Dollar Amount): You will	CONSIDERATIONS”
receive, reduced by any required tax, the amount you specify, subject to	• Tax Withholding. See “TAX
the value available in your account. However, the amount actually	CONSIDERATIONS”
withdrawn from your account will be adjusted by any applicable
redemption fees, and by any applicable early withdrawal charge for	To determine which may apply,
amounts withdrawn from the subaccounts, the Guaranteed Accumulation	refer to the appropriate sections of
this prospectus, contact your local
Account or the Fixed Account, and any positive or negative market value	representative or call the Company
adjustments for amounts withdrawn from the Guaranteed Accumulation	at the number listed in
Account. The amount available from the Fixed Plus Account may be	“CONTRACT OVERVIEW -
limited;	Questions: Contacting the
• Select investment options. If not specified, we will withdraw dollars in the	Company.”
same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and
• Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company.”

For a description of limitations on withdrawals from the Fixed Plus
Account, see “APPENDIX III.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:
• As of the next valuation after we receive a request for withdrawal in good order at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company;” or
• On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Some contracts allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request in good order and the amount to be reinstated. We will credit the amount reinstated proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any maintenance fee which became due after the withdrawal and before the reinstatement. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If an investment option is no longer available, amounts to be allocated to any such option will be invested in a replacement option as directed by you or your plan sponsor, as applicable. Special rules apply to reinstatements of amounts withdrawn from the
Guaranteed Accumulation Account. See “APPENDIX I.” Seek competent advice regarding the tax consequences associated with reinstatement.

PRO.01107-14 30

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:
• Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
> Salary reduction contributions made after December 31, 1988; and
> Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31,
1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship;
• Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “TAX CONSIDERATIONS – Distributions - Eligibility - 403(b)
and Roth 403(b) Plans;”
• 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;
• The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution;
• If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement
Equity Act requirements have been met;
• Participants in the Ball State University Alternate Pension Plan - The portion of your account value attributable to employer contributions and applicable earnings may not be withdrawn unless your employment is terminated with Ball State University or you have died, retired or separated from service. The contract holder may withdraw the employer account value, and you may exchange or transfer employer account values as permitted by the plan, the Tax Code and regulations thereunder without regard to this restriction. No early withdrawal charge will apply to the first 20% of the employer account value exchanged or transferred in a calendar year.
This waiver does not apply to an exchange or transfer of the full employer account value; and
• Participants in the Texas Optional Retirement Program - You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the
Texas Attorney General’s interpretation of Texas law.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full and Partial Withdrawal Provisions (for
those contracts that waive these charges/restrictions upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full or partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

Employer-Directed Withdrawals. Under certain contracts, if permitted by the plan, we may, at the plan sponsor’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

PRO.01107-14 31

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distributions Option
exercise one of these options, the account value must meet any minimum
dollar amount and age criteria applicable to that option. To determine what	If available under your plan, a
systematic distribution options are available, check with the contract holder or	systematic distribution option
allows you to receive regular
the Company.	payments from your account
without moving into the income
Systematic distribution options currently available under the contract include	phase. By remaining in the
the following:	accumulation phase, you retain
• Systematic Withdrawal Option (SWO). SWO is a series of partial	certain rights and investment
withdrawals from your account based on a payment method you select. It	flexibility not available during the
is designed for those who want a periodic income while retaining	income phase. Because the
accumulation phase investment flexibility for amounts accumulated under	account remains in the
the account. (This option may not be available if you have an outstanding	accumulation phase, all
accumulation phase charges
loan); and	continue to apply.
• Estate Conservation Option (ECO). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distributions. Under
ECO, the Company calculates the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pays you that amount once a year.

For certain contracts issued in the State of New York, no market value adjustment is imposed on ECO withdrawals from the Guaranteed
Accumulation Account.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, may elect a systematic distribution option. The plan sponsor or its delegate generally must provide the Company with certification that you are eligible for a distribution and that the distribution is in accordance with the terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers) you may revoke it at any time through a written request to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “TAX CONSIDERATIONS.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and participant
Roth 401(k) or Roth 403(b) accounts are excluded from the amount available for loan. Some plans restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed

PRO.01107-14 32

interest options. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Unless specifically permitted by the terms of your plan and supported by your plan’s administrator and record keeper, a loan is not available from your Roth 457(b) account. Absent such an exception, although your Roth 457(b)
account may be included in the calculation of the amount available for loan (“lienable”), the amount of your Roth
457(b) account may not be part of a loan (“loanable”). Accordingly, the amount available for a full or partial withdrawal from a participant Roth account will not be reduced by any outstanding loan balance. Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your Roth account.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Read the terms of the loan agreement before submitting any request.

Charges Associated with Loans. If you are eligible and take a loan from your account value, you may be subject to one of the following two charges associated with loans:
•	Loan Interest. Interest will be charged and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread for most contracts is currently 2.5%. For example, if the current interest rate charged on a loan is 6.0%
and the loan interest rate spread is 2.5%, the amount of interest credited is 3.5%. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of between 0.0% and 3.0%;
or
•	Loan Initiation Fee. Loans under certain contracts that have a 0.0% loan interest rate spread may be subject to a loan initiation fee instead. This fee will not exceed $100 per loan. The loan initiation fee will be deducted from the vested individual account value during the first month of the loan period. We reserve the right to change the fees charged for loan initiation, but not to exceed $100 per loan.

For information about whether the loan interest rate spread or the loan initiation fee is applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is		During the Income Phase
payable to the beneficiary named under the contract (contract beneficiary):
•	Under contracts issued in connection with most types of plans except	This section provides information
	most voluntary 403(b) and Roth 403(b) plans, the contract holder must be	about the accumulation phase. For
	named as the contract beneficiary, but may direct that we make any	death benefit information
applicable to the income phase,
	payments to the beneficiary you name under the plan (plan beneficiary);	see “INCOME PHASE.”
and
•	Under most group contracts issued in connection with voluntary 403(b)
and Roth 403(b) plans and under individual contracts, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:
•	The contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;
•	The payment request should include selection of a benefit payment option; and
•	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

PRO.01107-14	33

Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
• Lump-sum payment;
• Payment under an available income phase payment option (see “INCOME PHASE – Income Phase Payment
Options”); and
• Payment under an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC
DISTRIBUTION OPTIONS.”

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:
• Leaving the account value invested in the contract; and
• Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available income phase payment options. See “INCOME PHASE – Income Phase Payment Options.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are listed below. For information about the death benefit applicable to you, please see your certificate/enrollment materials or the contract (held by the contract holder).

Account Value Death Benefit. For most contracts, the death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation
Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Return of Purchase Payment Death Benefit. Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:
• Your account value on the day that notice of death and request for payment are received in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account;
or
• The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

PRO.01107-14 34

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract and/or certificate/enrollment materials for treatment of amounts held in the Guaranteed Accumulation
Account.

Adjusted Purchase Payment Guaranteed Death Benefit. Under another form of guaranteed death benefit that may be available under certain contracts, the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The charge for this guaranteed death benefit (if any) is included within the mortality and expense risk charge applicable under your contract, and is one of the factors we evaluate when we determine the mortality and expense risk charge applicable to your group contract. See “FEES - Mortality and Expense Risk Charge.”

Calculating the Value of the Death Benefit. The death benefit under the Adjusted Purchase Payment Guaranteed
Death Benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation date (the date of the next close of the NYSE) following our receipt of proof of death and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” where:
• (a) is the adjusted purchase payment total, which is the sum of all net purchase payments to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero (see “Calculating Adjusted Purchase Payments,” below); and
• (b) is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable. See “APPENDIX I” and the Guaranteed Accumulation Account
prospectus for further information regarding the MVA.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference into your account. The amount, if any, will be deposited into your account pro rata across your current investment allocations as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the
Company.”

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we deposit the difference into your account.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any aggregate positive MVA, as of the valuation date following the date we receive proof of death acceptable to us and a payment request in good order at the address listed in “CONTRACT
OVERVIEW – QUESTIONS: Contacting the Company.”

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, plus or minus any applicable MVA, as of the next valuation following our receipt of the distribution request in good order at the address listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. The adjusted purchase payment total above is initially equal to the first purchase payment. The adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals, including loans taken, will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:
• A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
• B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

PRO.01107-14 35

Death Benefit Options. The various death benefit options that may be made available by the Company under the contract are:
•	Account Value Death Benefit;
•	Return of Purchase Payment Death Benefit; and
•	Adjusted Purchase Payment Guaranteed Death Benefit.

For information about the death benefit applicable to you, including how it will be calculated, please see your certificate/enrollment materials, the contract (held by the contract holder), or the contract prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase, you receive payments from your accumulated		We may have used the following
account value.		terms in prior prospectuses:
• Annuity Phase-Income
Initiating Income Phase Payments. At least 30 days prior to the date you		Phase;
want to start receiving income phase payments, the contract holder, or you if		• Annuity Option-Income
permitted by the plan, must notify us in writing of the following:		Phase Payment Option;
•	Start date;	• Annuity Payment-Income
Phase Payment; and
•	Income phase payment option (see the income phase payment options	• Annuitization-Initiating
	table in this section);	Income Phase Payments.
•	Income phase payment frequency (i.e., monthly, quarterly, semi-annually
	or annually);	Also, income phase payments are
•	Choice of fixed or variable payments;	sometimes referred to as “annuity
•	Selection of an assumed net investment rate (only if variable payments are	payments.”
elected); and
•	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any)
selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s)
selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. Under some contracts, if a nonlifetime income phase payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

PRO.01107-14	36

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase
If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.
For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be, while future payments will increase each year at a greater rate. Generally, this feature is not available with cash refund payment options and nonlifetime options.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payment options and is applicable to all variable income phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so.
For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of up to 0.25% annually from amounts held in the subaccounts.

Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.01107-14	37

Terms used in the tables:
•	Annuitant: The person(s) on whose life expectancy the income phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made
Guaranteed	all the guaranteed payments, we will continue to pay the beneficiary the remaining
Payments*	payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income-Two	Continuing Payments:
Lives	• When you select this option, you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
• 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.
Life Income-Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Lives-Guaranteed	the first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income-Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Continuing Payment: 100% of the payment to continue after the first death.
(limited availability	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a
fixed payment only)	lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options(1)

Length of Payments: Payments will continue for the number of years you choose, based on what is available under the contract. Under some contracts, for amounts held in the
Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis
Nonlifetime-	and must be for at least five years. In certain cases, a lump-sum payment may be
Guaranteed	requested at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.
(1)For contracts issued to the University of Illinois, the nonlifetime option is available only with fixed income phase payments.

PRO.01107-14	38

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “FEES - Early Withdrawal
Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.”
Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

For more information about the income phase payment options available to you, including how payments will be calculated and any conditions, limitations and fees and charges associated with the payments, please see your certificate, the contract (held by the contract holder), or the contract prospectus.

TAX CONSIDERATIONS

Introduction	In this Section:
• Introduction;
The contract described in this prospectus is designed to be treated as an	• Taxation of Qualified
Contracts;
annuity for U.S. federal income tax purposes. This section discusses our	• Possible Changes in
understanding of current federal income tax laws affecting the contract. The	Taxation; and
U.S. federal income tax treatment of the contract is complex and sometimes	• Taxation of the Company
uncertain. You should keep the following in mind when reading this section:
• Your tax position (or the tax position of the designated beneficiary, as	When consulting a qualified tax
applicable) may influence the federal taxation of amounts held or paid out	adviser, be certain that he or she
under the contract;	has expertise in the Tax Code
• Tax laws change. It is possible that a change in the future could affect	sections applicable to your tax
contracts issued in the past, including the contract described in this	concerns.
prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a), 401(k), 403(a), 403(b), or 457 of the Tax
Code. Qualified contracts may also be offered in connection with qualified governmental excess benefit plans under
Tax Code section 415(m), deferred compensation plans under Tax Code section 457(f), and bona fide severance pay plans under Tax Code section 457(e). Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

PRO.01107-14 39

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a), 401(k) and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;
• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code section 457(b) plans.
If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section
457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m)
arrangements in this prospectus;
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b)
(eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b)
plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and
• Section 457(e)(11) of the Tax Code permits an employer to establish a bona fide severance payment plan and amounts payable under the contract used with such a plan are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Tax Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult a qualified tax adviser for guidance regarding taxation. There is no further information regarding bona fide severance pay plans in this prospectus.

Special Considerations for Section 403(b) Plans. In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds”. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue
Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under
Tax Code section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of
Revenue Procedure 99-44 are unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a
403(b) plan.

PRO.01107-14 40

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers and 457(f)
plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances and your tax position.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

PRO.01107-14 41

401(a), 401(k), Roth 401(k), 403(a), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-
tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $52,000 (as indexed for 2014). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b) or Roth 403(b)
plan to generally no more than $17,500 (2014). Contribution limits are subject to annual adjustments for cost-of-
living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,500 (as indexed for 2014). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or a Roth 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
• The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2014 is $17,500, plus the catch-up contribution limit of
$5,500 (2014); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(a), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
• The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
• You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
• The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
• A required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

PRO.01107-14 42

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A. If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:
• Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),
• Interest at the underpayment rate plus one percent on the underpayments, and
• An additional penalty tax equal to 20% of the amount included in income.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), 403(a) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
• You have attained age 59½;
• You have become disabled, as defined in the Tax Code;
• You have died and the distribution is to your beneficiary;
• You have separated from service with the plan sponsor at or after age 55;
• The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
• You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
• The distribution is made due to an IRS levy upon your plan;
• The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
• The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b). A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) and Roth 457(b) account and earnings credited on those purchase payments
(or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers”
section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth
401(k), Roth 403(b) and Roth 457(b) account is defined as a distribution that meets the following requirements:
• The distribution occurs after the five-year taxable period measured from the earlier of:
> The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code section 402A;
> If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or
> The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; and
• The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax
Code in proportion to your investment in the contract (basis) and earnings on the contract.

PRO.01107-14 43

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth
401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:
•	Retirement;
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship; or
•	Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
•	Death;
•	Attainment of age 59½;
•	Severance from employment;
•	Disability;
•	Financial hardship;
•	Termination of the plan (assets must be distributed within one year); or
•	Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) and Roth 457(b) Plans. Under 457(b) and Roth 457(b) plans, distributions may not be made available to you earlier than:
•	The calendar year you attain age 70½;
•	When you experience a severance from employment; or
•	When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

PRO.01107-14	44

457(f) Plans. Amounts deferred under Tax Code section 457(f) plans on or after January 1, 2005 must meet the requirements of Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also allows distributions only upon the occurrence of the following specified events:
• Separation from service;
• Disability;
• Death;
• Payment at a specified time (or under a fixed schedule) determined at the date that the deferral is made;
• Change in control or ownership of the sponsoring employer; or
• Unforeseeable emergency.

Amounts deferred under 457(f) plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b)
and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth
403(b), 457(b) and Roth 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

PRO.01107-14 45

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2013, your entire balance must be distributed to the designated beneficiary by December 31, 2018. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans of Governmental
Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers and 457(f) Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers and 457(f) plans, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,”
under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) -
and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a
Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified
Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

PRO.01107-14 46

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Adverse tax
consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;
• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v.
Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under
Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision. Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in the
Contract Prospectus and Contract Prospectus Summary and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.01107-14 47

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 3.5% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.50%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain purchase payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. In certain situations, we may reduce the compensation we pay if we have agreed with a plan sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to ING
Financial Partners, Inc. and other distributors affiliated with the Company.

PRO.01107-14	48

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the
Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.01107-14 49

The following is a list of the top 25 distributors that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
• ING Financial Partners, Inc.	•	Royal Alliance Associates, Inc.
• Signator Financial Services, Inc.	•	Securities America, Inc.
• American Portfolios Financial Services, Inc.	•	RBC Capital Markets, LLC
• LPL Financial Corporation	•	Cadaret, Grant & Co., Inc.
• Morgan Stanley Smith Barney LLC	•	NFP Securities, Inc.
• Cetera Financial Group	•	National Planning Corporation
• Financial Telesis Inc./Jhw Financial Services Inc.	•	First Allied Securities, Inc.
• Lincoln Financial Advisors Corporation	•	Woodbury Financial Services, Inc.
• MetLife Securities, Inc.	•	Tower Square Securities, Inc.®
• PlanMember Securities Corporation	•	Edward D. Jones & Co., L.P.
• Walnut Street Securities, Inc.®	•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
• NIA Securities, L.L.C.	•	Ameriprise Financial Services, Inc.
• Northwestern Mutual Investment Services, LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

The Agreement between the Oregon Education Association (the “OEA”)
and the Company

Effective July 1, 2013, the Company and the OEA entered into an agreement in which the OEA agreed to endorse, and facilitate OEA members’ access to, the Company’s variable annuity (the “Agreement”).

Pursuant to the Agreement, the Company agrees:
•	To reimburse the OEA up to $4,000 per year for the expenses of an outside consultant hired by the OEA to review and monitor the competitiveness and performance of the Company’s variable annuity;
•	To develop and provide custom marketing materials and seminars, in addition to the normal and customary expenditures associated with the distribution and marketing of its products and services, to support OEA member education;
•	To develop a statewide program to educate the OEA’s membership about the Oregon PERS program by utilizing its established network of representatives across the State. While one goal of the registered representative’s efforts to educate the OEA’s membership about the Oregon PERS program is financial education, it is expected that the efforts of these representatives would result, indirectly, in additional enrollment in the Company’s variable annuity; and
•	To pay for the costs of meeting rooms and appropriate refreshments for financial seminars and other presentations that the Company conducts.

The Company may also from time to time contribute to the costs incurred by the OEA in sponsoring certain union and OEA Board member functions that Company personnel are permitted to attend, although the Agreement between the OEA and the Company does not obligate the Company to make any such payments. The Company’s payments for such functions have typically not exceeded $20,000 in recent years.

PRO.01107-14		50

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred
Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the
Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

PRO.01107-14 51

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law. In addition, unless we are otherwise restricted under the terms of the contract, we may generally, upon 30 days’ written notice to the contract holder, (some contracts may require a longer notice period), make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract, and under some contracts, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

We reserve the right to amend the contract to include any future changes required to maintain the contract (and the
Roth 401(k), Roth 403(b) or Roth 457(b) accounts) as a designated Roth 403(b), Roth 401(k) or Roth 457(b) annuity contract (or account) under the Tax Code, regulations, IRS rulings and requirements.

In addition, under some contracts we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Such a change would only apply to income phase payments attributable to contributions accepted after the date of change.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC’s ability to distribute the contract or upon the separate account.

• Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

• Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
ING Financial Advisers, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

PRO.01107-14 52

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
• On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets;
and
• During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Under some contracts, where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $5,000 ($3,500 under some contracts, and $1,999 for some contracts issued in New York), if this value is not due to negative investment performance, and if no purchase payments have been received within the previous 12 months (36 months under some contracts issued in New York). In addition, for some contracts issued in New York, we may also terminate an individual account if the paid up annuity benefit is less than $20 monthly. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.01107-14 53

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.”

PRO.01107-14

54

APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW – Questions:
Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:
• The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
• The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts (not including the contracts offered through this prospectus) may provide a 45 day interest rate lock in connection with external transfers into the Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b) where:
• (a) is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election;
and
• (b) is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

If provided for in the contract, this rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.01107-14 55

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected.

The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term, including investors to whom the rate lock may not be available through their contract.

Fees and Other Deductions

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
• Market Value Adjustment (MVA) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
• Tax Penalties and/or Tax withholding - See “TAX CONSIDERATIONS;”
• Early Withdrawal Charge - See “FEES;” and/or
• Maintenance Fee - See “FEES.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:
• If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
• If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution
Options,” no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:
• Short-term – three years or less; and
• Long-term – 10 years or less, but greater than three years.

At the end of a guaranteed term, the contract holder, or you if permitted, may:
• Transfer dollars to a new guaranteed term;
• Transfer dollars to other available investment options; or
• Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.01107-14 56

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering.
You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company.” The number assigned to the registration statement for this offering is 333-180532.

PRO.01107-14

57

APPENDIX II

FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under some contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. Under some contracts, this option is available to installment purchase plans only. This option is not available in the State of New York under some contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, some contracts provide that we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:
• The Fixed Account withdrawal value exceeds $250,000 on the day before withdrawal; and
• The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES -
Early Withdrawal Charge.”

PRO.01107-14 58

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account each calendar year or each 12-month period, depending upon the contract. We determine the amount available for transfer based on your Fixed Account value either (1) on the January 1st preceding the transfer request or (2) as of the date we receive the transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” The 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company”
at least 30 days before income phase payments begin you, or the contract holder on your behalf, may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

Contract Loans. If available under your plan, contract loans may be made from account values held in the Fixed
Account.

PRO.01107-14

59

APPENDIX III

FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available during the accumulation phase under some contracts.
Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. This option is not available in the State of New York under some contracts. We reserve the right to limit investments in or transfers to the Fixed Plus Account. Under most contracts, you may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. For some contracts, under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Under some contracts, we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the 10th year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each 12 month period, or under some contracts, in each calendar year. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company” or as of the January 1st preceding the partial withdrawal request, depending upon the terms of the contract. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months (or, under some contracts, the prior calendar year). Under most contracts, in calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We generally waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (under some contracts, the waiver does not apply to the election of a nonlifetime payment option with variable payments). We also waive the 20% limit for withdrawals due to your death. Under most contracts, the waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and fixed interest options in which the account was invested.

PRO.01107-14	60

Also, under some contracts the 20% limit is waived if the withdrawal is due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder and the following requirements are satisfied:
• The hardship is certified (required under most contracts);
• The partial withdrawal is taken proportionally from each investment option in which your account invests;
• The amount is paid directly to you; and
• The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10%
(20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contracts during that same period.

Under some contracts, the percentage limit is also waived if the partial withdrawal is due to severance from employment and the following conditions are met:
• The employer certifies you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
• The amount withdrawn is paid directly to you; and
• The amount paid for all partial and full withdrawals due to severance from employment during the previous 12-
month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contracts providing this waiver during that same period.

Under some contracts, the percentage limit may be waived for the purposes of taking a loan from the plan, subject to conditions agreed to by the contract holder and the Company in writing.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account with interest, in five annual payments equal to:
• One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior
12 months (or, under some contracts, during the prior calendar year);
• One-fourth of the remaining Fixed Plus Account value 12 months later;
• One-third of the remaining Fixed Plus Account value 12 months later;
• One-half of the remaining Fixed Plus Account value 12 months later; and
• The balance of the Fixed Plus Account value 12 months later.

Under some contracts, there is a different method of calculating the amount available each year. The full withdrawal will be paid in installments of 20% of your account value held in the Fixed Plus Account, reduced by any Fixed Plus
Account withdrawals, transfers, amounts used to fund income phase payments, or loans made during the prior 12 months in each of four consecutive 12-month periods. Under this provision, the remaining Fixed Plus Account balance in the account may be withdrawn any time after the end of the fourth 12-month period.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:
• Due to the election of an income phase payment option (under some contracts this waiver does not apply to the election of a nonlifetime payment option with variable payments);
• Due to your death during the accumulation phase (some contracts require that we be notified of your death, or that the withdrawal be taken, within six months of the death); and/or
• When the Fixed Plus Account value is $5,000 or less (lower amounts may apply under some contracts). Most contracts also require that no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months (36 months for some contracts issued in the State of
New York or, under some contracts, within the prior calendar year).

PRO.01107-14 61

Additionally, under certain contracts, we will waive the five-payment full withdrawal provision due to one or more of the following:
• Due to financial hardship or hardship resulting from an unforeseeable emergency, as defined by the Tax Code and regulations thereunder if all of the following conditions are met:
> The hardship is certified by the employer;
> The amount is paid directly to you; and
> The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed
10% (20% under some contracts) of the average value of your account(s) and all other accounts under the relevant contract during that same period (not applicable to certain contracts issued in New York);
• For any in-service distributions permitted by the plan and the following conditions are met:
> The distribution has been certified by the employer;
> The amount distributed is paid directly to you; and
> The amount paid for all such withdrawals during the previous 12 months does not exceed a given percentage (stated in the contract) of the average value of all your accounts and all other accounts under the relevant contract during the same period. (Not applicable to certain contracts issued in New York);
• Due to your separation from service with the employer, provided that all the following apply*:
> The employer certifies that you have separated from service (although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed
Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance);
> The amount withdrawn is paid directly to you (under some contracts it must be paid directly to you only if you withdraw the amounts more than one year after separation); and
> Under most contracts, if the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period;
• If you are at least age 59½ and, if applicable, have completed nine payment periods;
• If we terminate your account based on our right to do so for accounts below a certain value (usually $5,000 or less; lower amounts may apply under some contracts); or
• For certain contracts issued in the State of New York, due to your disability as described in the Tax Code if all of the following conditions are met:
> The disability is certified by the employer or otherwise documented in a form acceptable to us; and
> The amount is paid directly to you.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract and/or certificate/enrollment materials.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each 12-month period or during each calendar year, depending upon the terms of the contract.
We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions: Contacting the Company,” or under some contracts, as of the
January 1st preceding the transfer request. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months (or, under some contracts, during the prior calendar year). Under most contracts, in calculating the percentage limit on transfers, we reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less

($2,000 or less under some contracts).
* Instead of the provisions under the 3rd bullet above, some contracts waive the five-payment full withdrawal provision for separation from service if all of the following apply:
• The employer certifies that you have separated from service;
• We receive the withdrawal request within 60 days of the date of separation; and
• You pay a 3% charge based on the entire Fixed Plus Account value.

If you instead choose to have your payout in five annual installments as described above, then we will not assess the charge.
PRO.01107-14 62

Under some contracts, if you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer.
Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable payments during the income phase. Availability of subaccounts may vary during the income phase. Some contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “CONTRACT
PURCHASE AND PARTICIPATION - Transfer Credits.” The transfer credit is a specified percentage of the assets or other specified amount that is transferred to the Company under a contract that remain in the accounts for the period of time specified by the Company. We apply the transfer credit to the current value held in the Fixed Plus
Account.

PRO.01107-14

63

APPENDIX IV

PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans Under Section 403(b), 401 or 403(a) of the Tax Code, including Roth 403(b) and
Roth 401(k) (Except Most Voluntary Section 403(b) Plans)*

The employer has adopted a plan under Tax Code sections 403(b), Roth 403(b), 401(a), 401(k), Roth 401(k) or
403(a) (“Plan”) and has purchased an ING Life Insurance and Annuity Company (the “Company”) group variable annuity contract (“contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account, and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the contract holder, as the participant’s agent for the purposes of all transactions under the contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:
• The participant owns the value of his/her employee account subject to the restrictions of Tax Code sections
403(b), 401(a), 401(k) or 403(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the
Plan and the restrictions of Tax Code section 403(b), 401(a), 401(k) or 403(a), the participant has ownership in the value of his/her employer account.
• The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the
Company.
• The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the contract.
• On behalf of the participant, the employer may request a loan in accordance with the terms of the contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
• In the event of the participant’s death, the employer is the named beneficiary under the terms of the contract.
The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.
* Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury
Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “TAX CONSIDERATIONS – Distributions - Eligibility -
403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

PRO.01107-14	64

APPENDIX V

FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•	Janus Aspen Balanced Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Flexible Bond Portfolio, Janus
Aspen Global Research Portfolio, Janus Aspen Janus Portfolio, Oppenheimer Global Fund/VA and Oppenheimer
Global Strategic Income Fund/VA are only available to a limited number of participants who did not participate in the fund substitution during April, 2005.
•	American Century® Income & Growth Fund is only available to plans offering the fund prior to May 1, 2002.
•	The following funds are not available to all plans: AllianzGI NFJ Large-Cap Value Fund, Fidelity® VIP Mid Cap
Portfolio, LKCM Aquinas Growth Fund, The Hartford Capital Appreciation Fund and The Hartford Dividend and
Growth Fund. Availability is subject to Company and/or plan sponsor approval.
•	Fidelity® VIP Overseas Portfolio is only available to plans offering the fund prior to May 1, 2004.
•	Class Z shares of the ColumbiaSM Acorn® Fund and Columbia Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
•	Columbia Diversified Equity Income Fund is only available to plans offering the fund prior to January 1, 2011 or that have approved the fund as an investment prior to that date and have invested in the fund by March 31, 2011.
•	VY JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to the close of business on February 7, 2014.

List of Fund Name Changes

New Fund Name	Former Fund Name
Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities Fund
Lazard US Mid Cap Equity Portfolio	Lazard U.S. Mid Cap Equity Portfolio
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	Lord Abbett Series Fund – Mid Cap Stock Portfolio
PIMCO Real Return Portfolio	PIMCO VIT Real Return Portfolio
VY PIMCO Bond Portfolio	VY PIMCO Total Return Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW – Questions: Contacting the Company,” by accessing the
SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.01107-14	65

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.
AllianzGI NFJ Large-Cap Value Fund	Seeks long-term growth of capital and income.

Investment Adviser: Allianz Global Investors Fund
Management LLC

Subadviser: NFJ Investment Group LLC (“NFJ”)
Amana Growth Fund	Seeks long-term capital growth, consistent with
Islamic principles.
Investment Adviser: Saturna Capital Corporation
Amana Income Fund	Seeks current income and preservation of capital,
consistent with Islamic principles.
Investment Adviser: Saturna Capital Corporation
American Century® Income & Growth Fund	Seeks to provide (1) conservation of capital,
(2) current income and (3) long-term growth of
Investment Adviser: American Century Investment	capital.
Management, Inc.
American Century® Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investments in inflation-indexed
Investment Adviser: American Century Investment	securities.
Management, Inc.
Ariel Fund	Pursues long-term capital appreciation.

Investment Adviser: Ariel Investments, LLC
Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited
Partnership
ASTON/Fairpointe Mid Cap Fund	Seeks long-term total return through capital
appreciation by investing primarily in common and
Investment Adviser: Aston Asset Management, LP	preferred stocks and convertible securities.

Subadviser: Fairpointe Capital LLC
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income
by investing in securities, primarily equity securities
Investment Adviser: BlackRock Advisors, LLC	that Fund management believes are undervalued and
therefore represent an investment value.
Subadviser: BlackRock Investment Management, LLC
Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Investment	portfolio of stocks, bonds and money market
Management, Inc.	instruments which offer income and capital growth
opportunity and which satisfy the investment criteria,
including financial, sustainability and social
responsibility factors.
Cohen & Steers Realty Shares, Inc.	A non-diversified fund that seeks total return through
investment in real estate securities.
Investment Adviser: Cohen & Steers Capital
Management, Inc.

PRO.01107-14	66

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
ColumbiaSM Acorn® Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level of
current income and as a secondary objective steady
Investment Adviser: Columbia Management	growth of capital.
Investment Advisers, LLC
Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management
Advisors, LLC
Delaware Small Cap Value Fund	Seeks capital appreciation.

Investment Adviser: Delaware Management Company
EuroPacific Growth Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and
Management CompanySM
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment
advisers
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the
potential for capital appreciation. Seeks to achieve a
Investment Adviser: Fidelity Management & Research	yield which exceeds the composite yield on the
Company	securities comprising the S&P 500® Index.

Subadvisers: : FMR Co., Inc. and other investment
advisers
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment
advisers
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment
advisers
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc. and other investment
advisers

PRO.01107-14	67

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Franklin Small Cap Value VIP Fund	Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net
Investment Adviser: Franklin Advisory Services,	assets in investments of small capitalization
LLC	companies.
Fundamental InvestorsSM	Seeks to achieve long-term growth of capital and
income.
Investment Adviser: Capital Research and
Management CompanySM
Invesco Mid Cap Core Equity Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Invesco Small Cap Value Fund	Seeks capital appreciation.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund	Seeks capital growth.

Investment Adviser: Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund	Seeks long-term growth of capital.

Investment Adviser: Invesco Advisers, Inc.
Janus Aspen Balanced Portfolio	Seeks long-term capital growth, consistent with
preservation of capital and balanced by current
Investment Adviser: Janus Capital Management LLC	income.
Janus Aspen Enterprise Portfolio	Seeks long-term capital growth.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio	Seeks to obtain maximum total return, consistent
with the preservation of capital.
Investment Adviser: Janus Capital Management LLC
Janus Aspen Global Research Portfolio	Seeks long-term growth of capital.

Investment Adviser: Janus Capital Management LLC
Janus Aspen Janus Portfolio	Seeks long-term growth of capital.

Investment Adviser: Janus Capital Management LLC
Lazard US Mid Cap Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Lazard Asset Management LLC
LKCM Aquinas Growth Fund	Seeks to maximize long-term capital appreciation.

Investment Adviser: Luther King Capital
Management Corporation
Loomis Sayles Small Cap Value Fund	Seeks long-term capital growth from investment in
common stocks or other equity securities.
Investment Adviser: Loomis, Sayles & Company,
L.P.
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	Seeks capital appreciation through investments,
primarily in equity securities, which are believed to
Investment Adviser: Lord, Abbett & Co. LLC (Lord	be undervalued in the marketplace.
Abbett)
MetWest Total Return Bond Fund	Seeks to maximize long-term total return.

Investment Adviser: Metropolitan West Asset
Management, LLC

PRO.01107-14	68

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Neuberger Berman Socially Responsive Fund®	Seeks long-term growth of capital by investing
primarily in securities of companies that meet the
Investment Adviser: Neuberger Berman Management	fund’s financial criteria and social policy.
LLC

Subadviser: Neuberger Berman LLC
New Perspective Fund®	Seeks to provide long-term growth of capital. Future
income is a secondary objective.
Investment Adviser: Capital Research and
Management CompanySM
Nuveen U.S. Infrastructure Income Fund	Seeks current income consistent with limited risk to
capital.
Investment Adviser: Nuveen Funds Advisors, LLC

Subadviser: Nuveen Asset Management, LLC
Oppenheimer Developing Markets Fund	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	The Fund seeks total return.

Investment Adviser: OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® /VA	The Fund seeks capital appreciation.

Investment Adviser: OppenheimerFunds, Inc.
Pax World Balanced Fund	Seeks income and conservation of principal and
secondarily long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment Management	management.
Company LLC
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital appreciation
primarily through the securities of issuers in
Investment Adviser: Pioneer Investment	countries with emerging economies or securities
Management, Inc.	markets.
Pioneer High Yield VCT Portfolio	Seeks to maximize total return by investing in
below-investment-grade debt securities and preferred
Investment Adviser: Pioneer Investment	securities.
Management, Inc.
SMALLCAP World Fund®	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and
Management CompanySM
Templeton Global Bond Fund	Seeks current income with capital appreciation and
growth of income.
Investment Adviser: Franklin Advisers, Inc.
The Bond Fund of AmericaSM	Seeks to provide as high a level of current income as
is consistent with the preservation of capital.
Investment Adviser: Capital Research and
Management CompanySM

PRO.01107-14	69

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
The Growth Fund of America®	Seeks to provide growth of capital.

Investment Adviser: Capital Research and
Management CompanySM
The Hartford Capital Appreciation Fund	Seeks growth of capital.

Investment Adviser: Hartford Funds Management
Company, LLC (HFMC)

Subadviser: Wellington Management Company, LLP
The Hartford Dividend and Growth Fund	Seeks a high level of current income consistent with
growth of capital.
Investment Adviser: Hartford Funds Management
Company, LLC (HFMC)

Subadviser: Wellington Management Company, LLP
USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term capital
appreciation and to protect the purchasing power of
Investment Adviser: USAA Asset Management	your capital against inflation.
Company
Voya Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income;
Investment Adviser: Voya Investments, LLC	the secondary investment objective is long-term
capital appreciation.
Subadviser: Voya Investment Management Co. LLC
Voya Global Bond Portfolio	Seeks to maximize total return through a
combination of current income and capital
Investment Adviser: Directed Services LLC	appreciation.

Subadviser: Voya Investment Management Co. LLC
Voya Global Perspectives Portfolio	Seeks total return.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Global Resources Portfolio	A non-diversified portfolio that seeks long-term
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya GNMA Income Fund	Seeks a high level of current income, consistent with
liquidity and safety of principal, through investment
Investment Adviser: Voya Investments, LLC	primarily in Government National Mortgage
Association (“GNMA”) mortgage-backed securities
Subadviser: Voya Investment Management Co. LLC	(also known as GNMA Certificates) that are
guaranteed as to the timely payment of principal and
interest by the U.S. government.
Voya Growth and Income Portfolio	Seeks to maximize total return through investments
in a diversified portfolio of common stocks and
Investment Adviser: Voya Investments, LLC	securities convertible into common stocks. It is
anticipated that capital appreciation and investment
Subadviser: Voya Investment Management Co. LLC	income will both be major factors in achieving total
return.

PRO.01107-14	70

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio	Seeks to provide investors with a high level of
current income and total return.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of
the S&P 500 Index, while maintaining a market level
Investment Adviser: Voya Investments, LLC	of risk.

Subadviser: Voya Investment Management Co. LLC
Voya Index Plus MidCap Portfolio	Seeks to outperform the total return performance of
the Standard and Poor’s MidCap 400 Index, while
Investment Adviser: Voya Investments, LLC	maintaining a market level of risk.

Subadviser: Voya Investment Management Co. LLC
Voya Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of
the Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: Voya Investments, LLC	maintaining a market level of risk.

Subadviser: Voya Investment Management Co. LLC
Voya Index Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Index Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s investment
Subadviser:Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Index Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Index Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Index Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.

PRO.01107-14	71

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted to retirement.

Subadviser: Voya Investment Management Co. LLC
Voya Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: Voya Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is
Subadviser: Voya Investment Management Co. LLC	anticipated that capital appreciation and investment
income will both be major factors in achieving total
return.
Voya International Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of a widely
accepted international index.
Subadviser: Voya Investment Management Co. LLC
Voya International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya Large Cap Value Portfolio	Seeks long-term growth of capital and current
income.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: Voya Investments, LLC	investment in high-quality money market
instruments while maintaining a stable share price of
Subadviser: Voya Investment Management Co. LLC	$1.00.

*There is no guarantee that the Voya Money Market Portfolio
subaccount will have a positive or level return.
Voya Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC and The London Company of Virginia
d/b/a The London Company

PRO.01107-14	72

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell Top
200® Growth Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell Top
200® Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell Top
200® Value Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell
Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell
Midcap® Index.
Subadviser: Voya Investment Management Co. LLC
Voya RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Russell
2000® Index.
Subadviser: Voya Investment Management Co. LLC
Voya Small Company Portfolio	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: Voya Investments, LLC	companies with smaller market capitalizations.

Subadviser: Voya Investment Management Co. LLC
Voya SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2015. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.

PRO.01107-14	73

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2025. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2035. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2045. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio
seeks to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately
2055. On the Target Date, the Portfolio’s investment
Subadviser: Voya Investment Management Co. LLC	objective will be to seek to provide a combination of
total return and stability of principal consistent with
an asset allocation targeted to retirement.
Voya Solution Balanced Portfolio	Seeks to provide capital growth through a diversified
asset allocation strategy.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
Voya Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted to retirement.

Subadviser: Voya Investment Management Co. LLC
Voya Solution Moderately Conservative Portfolio	Seeks to provide a combination of total return and
stability of principal through a diversified asset
Investment Adviser: Directed Services LLC	allocation strategy.

Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: Voya Investments, LLC	preservation of capital.

Subadviser: Voya Investment Management Co. LLC

PRO.01107-14	74

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Voya Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC
Voya U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of the Barclays U.S.
Aggregate Bond Index.
Subadviser: Voya Investment Management Co. LLC
Voya U.S. Stock Index Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co. LLC
VY American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth. Income is a
secondary objective.
Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.
VY Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
VY BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Advisors, LLC
VY BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC
VY Clarion Global Real Estate Portfolio	Seeks high total return consisting of capital
appreciation and current income.
Investment Adviser: Voya Investments, LLC

Subadviser: CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	A non-diversified portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: CBRE Clarion Securities LLC

PRO.01107-14	75

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
VY Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC
VY Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC
VY FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research
Company
* FMRSM is a service mark of Fidelity Management & Research
Company
VY Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
VY Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
VY Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
VY JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management Inc.
VY Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Marsico Capital Management, LLC

PRO.01107-14	76

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
VY MFS Total Return Portfolio	Seeks above-average income (compared to a
portfolio entirely invested in equity securities)
Investment Adviser: Directed Services LLC	consistent with the prudent employment of capital
and secondarily seeks reasonable opportunity for
Subadviser: Massachusetts Financial Services	growth of capital and income.
Company
VY MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC

Subadviser: Massachusetts Financial Services
Company
VY Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
VY PIMCO Bond Portfolio	Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: Pacific Investment Management Company
LLC
VY Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
VY T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital and
Investment Adviser: Directed Services LLC	with prudent investment risk.

Subadviser: T. Rowe Price Associates, Inc.
VY T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
VY T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-
term growth of capital.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment objective will
Subadviser: T. Rowe Price Associates, Inc.	change to: Seeks a high level of dividend income as
well as long-term growth of capital through
investments in stocks.
VY T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Effective July 14, 2014, the investment objective will
Subadviser: T. Rowe Price Associates, Inc.	change to: Seeks long-term growth through
investments in stocks.

PRO.01107-14	77

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
VY T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
VY Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
VY Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC

Subadviser: Templeton Global Advisors Limited
Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC
Washington Mutual Investors FundSM	Seeks to produce income and to provide the
opportunity for growth of principal consistent with
Investment Adviser: Capital Research and	sound common stock investing.
Management CompanySM
Wells Fargo Advantage Special Small Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Wells Fargo Funds
Management, LLC

Subadviser: Wells Capital Management Incorporated

PRO.01107-14	78

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 1
With Total Separate Account Charges of 0.00% Effective April 1, 2005
Table 2 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 11
With Total Separate Account Charges of 0.00% Effective July 18, 2008
Table 3 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 21
With Total Separate Account Charges of 0.10%
Table 4 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 29
With Total Separate Account Charges of 0.20%
Table 5 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 36
With Total Separate Account Charges of 0.25%
Table 6 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 45
With Total Separate Account Charges of 0.30%
Table 7 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 56
With Total Separate Account Charges of 0.35%
Table 8 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 62
With Total Separate Account Charges of 0.40%
Table 9 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 73
With Total Separate Account Charges of 0.45%
Table 10 – For Certain ING Optional Retirement Product Contracts With Total Separate Account	CFI 80
Charges of 0.45% Issued Beginning in October, 2012
Table 11 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 85
With Total Separate Account Charges of 0.50%
Table 12 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 97
With Total Separate Account Charges of 0.55%
Table 13 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans With	CFI 107
Total Separate Account Charges that Changed to 0.55% Effective December 16, 2003
Table 14 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 111
With Total Separate Account Charges of 0.60%
Table 15 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 121
With Total Separate Account Charges of 0.65%
Table 16 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 132
With Total Separate Account Charges of 0.70%
Table 17 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 142
With Total Separate Account Charges of 0.75%
Table 18 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 153
With Total Separate Account Charges of 0.80%
Table 19 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 163
With Total Separate Account Charges of 0.85%
Table 20 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 174
With Total Separate Account Charges of 0.90%
Table 21 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 184
With Total Separate Account Charges of 0.90% Effective December 16, 2008

PRO.01107-14

i

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 22 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 194
With Total Separate Account Charges of 0.95%

Table 23 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 205
With Total Separate Account Charges of 1.00%

Table 24 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 215
With Total Separate Account Charges of 1.05%

Table 25 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 225
With Total Separate Account Charges of 1.10%

Table 26 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 236
With Total Separate Account Charges of 1.15%

Table 27 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 245
With Total Separate Account Charges of 1.20%

Table 28 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 255
With Total Separate Account Charges of 1.25%

Table 29 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 266
With Total Separate Account Charges of 1.30%

Table 30 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 275
With Total Separate Account Charges of 1.35%

Table 31 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 283
With Total Separate Account Charges of 1.40%

Table 32 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans	CFI 293
With Total Separate Account Charges of 1.45%

Table 33 – For Contracts Issued Under 403(b), 401(a) and 401(k) Plans Issued Since 1996	CFI 302
With Total Separate Account Charges of 1.50%

Table 34 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 311
With Total Separate Account Charges of 1.25%

Table 35 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 322
Issued June 30, 1993 With Total Separate Account Charges of 1.25%

Table 36 – For Contracts Issued Under 403(b) Plans or 401(a) Plans With Total	CFI 326
Separate Account Charges of 1.40%

Table 37 – For Contracts Issued Under 403(b) Plans and Deferred Compensation Plans	CFI 332
With Total Separate Account Charges of 1.50% (including a 0.25% Administrative Expense
Charge Beginning April 7, 1997)

Table 38 – For Contracts Containing Limits on Fees Issued Under 403(b) Plans	CFI 342
and Deferred Compensation Plans

Table 39 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 349
of 0.00% Effective January 4, 2005

Table 40 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 352
of 0.05% Effective September 10, 2007

Table 41 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 355
of 0.25%

Table 42 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 367
of 0.40%

PRO.01107-14

ii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION (Continued)

Table 43 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 377
of 0.45%

Table 44 - For Deferred Compensation Contracts With Total Separate Account Charges	CFI 378
of 0.50%

Table 45 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 381
of 0.75%

Table 46 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 391
of 0.80%

Table 47 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 399
of 0.80% Effective March 1, 2007

Table 48 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 410
of 0.95% Effective December 16, 1996

Table 49 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 419
of 0.95% Effective March 20, 2008

Table 50 – For Deferred Compensation Contracts With Total Separate Account Charges	CFI 426
of 1.25%

Table 51 – For Deferred Compensation Contracts With Total Separate Account	CFI 435
Charges of 0.60%

Table 52 – For Contracts Issued to Pennsylvania ARP With Differing Total Separate	CFI 435
Account Charges

PRO.01107-14

iii

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2013, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2013 are not reflected in the following information.

TABLE 1
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE APRIL 1, 2005
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.58	$13.56	$14.31	$13.06	$11.56
Value at end of period	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	16	0	0	0	72
AMANA GROWTH FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.33	$11.09	$11.30	$10.30
Value at end of period	$15.14	$12.33	$11.09	$11.30
Number of accumulation units outstanding at end of period	13,259	9,767	8,321	7,388
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.71	$12.85	$11.37	$10.78	$10.87
Value at end of period	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	8,235	5,494	4,742	4,534	3,425
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2013)
Value at beginning of period	$13.28
Value at end of period	$18.57
Number of accumulation units outstanding at end of period	206
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.23	$14.69	$14.05	$12.53	$10.00	$13.80
Value at end of period	$19.16	$16.23	$14.69	$14.05	$12.53	$10.00
Number of accumulation units outstanding at end of period	0	0	0	0	913	786
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.05	$8.74	$9.21	$7.68
Value at end of period	$13.15	$10.05	$8.74	$9.21
Number of accumulation units outstanding at end of period	7,892	9,299	5,950	5,579
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.11	$9.54	$9.97	$8.11	$6.13	$6.56
Value at end of period	$15.02	$11.11	$9.54	$9.97	$8.11	$6.13
Number of accumulation units outstanding at end of period	0	0	0	0	1,776	1,777
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03	$15.73
Value at end of period	$22.67	$18.86	$15.82	$18.31	$16.74	$12.03	$20.24	$17.03
Number of accumulation units outstanding at end of period	74,786	72,179	65,836	62,986	39,259	24,302	214	9

CFI 1

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20	$20.61
Value at end of period	$32.97	$25.12	$21.57	$22.13	$18.88	$13.91	$24.20
Number of accumulation units outstanding at end of period	11,292	9,581	7,915	7,128	61,287	48,835	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82	$16.47
Value at end of period	$22.29	$17.40	$14.83	$14.69	$12.76	$9.80	$17.08	$16.82
Number of accumulation units outstanding at end of period	504	504	525	430	30,022	25,571	32	2
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.39	$14.29	$14.26	$11.48	$8.95	$14.98
Value at end of period	$22.34	$16.39	$14.29	$14.26	$11.48	$8.95
Number of accumulation units outstanding at end of period	0	0	0	0	32,323	29,446
FIDELITY® VIP MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22	$11.33
Value at end of period	$17.88	$13.12	$11.43	$12.78	$11.99	$8.56	$14.13	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	1,163,340	935,268	705,726	446,101
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.84	$12.29	$14.84	$13.12	$10.37	$16.12
Value at end of period	$19.36	$14.84	$12.29	$14.84	$13.12	$10.37
Number of accumulation units outstanding at end of period	0	0	0	0	3,619	3,366
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07	$20.77
Value at end of period	$32.84	$24.11	$20.36	$21.16	$16.50	$12.78	$19.07
Number of accumulation units outstanding at end of period	588	588	588	355	1,574	1,668	185
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.73	$9.17	$9.35	$7.82
Value at end of period	$14.11	$10.73	$9.17	$9.35
Number of accumulation units outstanding at end of period	88,803	99,581	100,900	115,080
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20	$17.81
Value at end of period	$29.16	$22.20	$19.08	$19.70	$16.14	$11.90	$16.20
Number of accumulation units outstanding at end of period	5,250	4,753	3,587	3,390	1,705	297	59
ING BALANCED PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$17.93	$15.78	$15.99	$14.01	$11.75	$15.47
Value at end of period	$20.93	$17.93	$15.78	$15.99	$14.01	$11.75
Number of accumulation units outstanding at end of period	0	0	0	0	39,493	41,539
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64	$18.54
Value at end of period	$33.52	$24.14	$20.17	$19.73	$15.60	$11.54	$19.64
Number of accumulation units outstanding at end of period	12,371	9,971	5,324	5,533	6,743	5,483	198

CFI 2

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.92	$13.41	$12.80	$11.97	$9.97	$13.97	$12.87	$12.12
Value at end of period	$22.98	$15.92	$13.41	$12.80	$11.97	$9.97	$13.97	$12.87
Number of accumulation units outstanding at end of period	1,157	1,224	1,246	908	1,862	1,468	42	7
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.80	$9.41	$9.54	$8.39	$6.43	$9.35
Value at end of period	$14.41	$10.80	$9.41	$9.54	$8.39	$6.43
Number of accumulation units outstanding at end of period	0	0	0	0	13,275	14,085
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	14,903	15,331	8,673	6,606	1,674	1,809
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20	$13.11
Value at end of period	$14.09	$13.80	$11.95	$10.91	$8.52	$6.27	$10.20
Number of accumulation units outstanding at end of period	1,151	971	776	307	3,941	3,411	8
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.76	$19.38	$20.33	$18.15	$13.79	$21.84
Value at end of period	$29.32	$21.76	$19.38	$20.33	$18.15	$13.79
Number of accumulation units outstanding at end of period	907	914	934	803	645	339
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.96	$10.48	$10.77	$8.59	$6.89	$6.28
Value at end of period	$16.74	$11.96	$10.48	$10.77	$8.59	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	87	12
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28	$15.09
Value at end of period	$23.06	$16.96	$14.79	$16.61	$12.94	$9.30	$15.28
Number of accumulation units outstanding at end of period	12,600	13,130	11,971	9,824	2,260	836	30
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97	$10.55
Value at end of period	$15.44	$15.89	$14.91	$14.37	$12.26	$10.08	$12.08	$10.97
Number of accumulation units outstanding at end of period	3,776	20,162	16,133	14,394	12,134	10,513	424	8
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.89	$12.24	$13.47	$11.08	$8.06	$12.39
Value at end of period	$13.51	$11.89	$12.24	$13.47	$11.08	$8.06
Number of accumulation units outstanding at end of period	3	0	0	0	2,231	10,362
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.64	$10.92	$10.95	$9.59	$7.36	$10.51
Value at end of period	$16.51	$12.64	$10.92	$10.95	$9.59	$7.36
Number of accumulation units outstanding at end of period	1,109	0	0	0	72,289	74,349

CFI 3

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.43	$13.48	$13.50	$11.84	$9.61	$13.66
Value at end of period	$20.51	$15.43	$13.48	$13.50	$11.84	$9.61
Number of accumulation units outstanding at end of period	20	20	20	464	67,432	64,140
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82	$27.91
Value at end of period	$42.09	$31.28	$26.58	$26.88	$22.05	$16.74	$26.82
Number of accumulation units outstanding at end of period	3,885	3,885	3,885	2,914	25,268	22,053	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08	$22.35
Value at end of period	$30.95	$21.69	$19.30	$19.44	$15.83	$12.68	$19.08
Number of accumulation units outstanding at end of period	32	32	32	37	3,738	3,269	22
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55	$15.10
Value at end of period	$22.62	$22.64	$20.70	$19.25	$17.52	$15.71	$17.16	$16.19	$15.55
Number of accumulation units outstanding at end of period	1,886	2,361	2,121	1,814	10,985	26,354	13,376	4	212,583
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	669	669	732	1,247	6,087
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$15.06	$12.63	$14.85	$14.49	$11.39	$19.91	$18.72
Value at end of period	$18.26	$15.06	$12.63	$14.85	$14.49	$11.39	$19.91
Number of accumulation units outstanding at end of period	387	298	191	125	4,699	3,539	2
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.23	$13.67	$13.97	$12.13	$9.44	$13.91
Value at end of period	$21.90	$16.23	$13.67	$13.97	$12.13	$9.44
Number of accumulation units outstanding at end of period	295	295	316	244	7,922	6,993
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.85	$13.17	$13.31	$11.85	$9.66	$12.03
Value at end of period	$18.56	$14.85	$13.17	$13.31	$11.85	$9.66
Number of accumulation units outstanding at end of period	50,848	58,225	63,615	79,129	29,674	26,806
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25	$13.66
Value at end of period	$18.79	$14.04	$12.25	$12.52	$11.13	$8.98	$13.25
Number of accumulation units outstanding at end of period	75,690	69,418	80,383	82,146	6,875	3,216	153
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$24.89	$20.90	$25.57	$21.25	$12.39	$22.36
Value at end of period	$23.46	$24.89	$20.90	$25.57	$21.25	$12.39
Number of accumulation units outstanding at end of period	15	0	0	0	7,915	234

CFI 4

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$23.72	$19.76	$19.41	$15.78	$12.56	$18.34
Value at end of period	$31.20	$23.72	$19.76	$19.41	$15.78	$12.56
Number of accumulation units outstanding at end of period	13,102	4,120	3,462	3,668	665	980
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06	$14.35
Value at end of period	$24.02	$17.29	$14.57	$14.76	$11.65	$9.15	$13.06
Number of accumulation units outstanding at end of period	22,539	21,844	24,334	21,177	481	256	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.33	$10.44	$10.34
Value at end of period	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	9,863	7,831	3,845
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.38	$9.05	$8.75	$7.33	$6.50	$8.95
Value at end of period	$13.59	$10.38	$9.05	$8.75	$7.33	$6.50
Number of accumulation units outstanding at end of period	8,946	3,383	3,303	2,358	6,902	5,503
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.45	$10.14	$10.29	$8.57	$6.62	$10.24
Value at end of period	$15.56	$11.45	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	2	185	185	167	120	2,031
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.24	$16.41	$16.15	$14.70	$12.47	$10.95
Value at end of period	$21.65	$18.24	$16.41	$16.15	$14.70	$12.47
Number of accumulation units outstanding at end of period	0	0	0	0	1,967	1,856
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$21.73	$19.18	$18.03	$15.86	$11.94	$19.17	$16.64
Value at end of period	$26.11	$21.73	$19.18	$18.03	$15.86	$11.94	$19.17
Number of accumulation units outstanding at end of period	102	102	119	62	3,089	2,654	864
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.98	$18.37	$18.47	$14.17	$10.02	$14.66
Value at end of period	$27.69	$20.98	$18.37	$18.47	$14.17	$10.02
Number of accumulation units outstanding at end of period	27,592	23,390	32,870	31,948	866	879
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81	$12.51
Value at end of period	$14.60	$14.60	$14.59	$14.59	$14.55	$14.51	$14.13	$13.44	$12.81
Number of accumulation units outstanding at end of period	25,081	21,295	19,951	16,121	20,347	16,516	2,879	23	256,425
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88	$10.31
Value at end of period	$14.99	$11.48	$10.39	$10.85	$9.34	$7.51	$11.47	$10.88
Number of accumulation units outstanding at end of period	540	536	558	594	3,892	2,956	62	6

CFI 5

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42	$13.92
Value at end of period	$21.19	$16.01	$13.70	$14.91	$12.85	$9.20	$15.42
Number of accumulation units outstanding at end of period	2,383	2,368	2,346	1,849	63,263	62,671	412
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52	$11.15
Value at end of period	$19.70	$18.65	$16.36	$15.66	$13.71	$9.18	$11.85	$11.52
Number of accumulation units outstanding at end of period	0	0	1,280	1,226	1,103	696	49	16
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$18.35	$17.01	$16.48	$15.32	$13.60	$14.10
Value at end of period	$18.01	$18.35	$17.01	$16.48	$15.32	$13.60
Number of accumulation units outstanding at end of period	83,604	80,342	73,385	62,119	33,406	5,932
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66	$10.61
Value at end of period	$20.60	$18.34	$15.78	$15.89	$13.35	$7.99	$11.32	$10.66
Number of accumulation units outstanding at end of period	3,564	3,557	3,674	3,170	12,891	1,301	469	2
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	0	0	0	0	1,537
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.99	$9.51	$9.27	$8.26	$6.99
Value at end of period	$14.51	$10.99	$9.51	$9.27	$8.26
Number of accumulation units outstanding at end of period	1,655	997	685	625	538
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	1,056	1,056	1,078	985	842
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	166
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.02	$10.27	$10.46	$8.36	$5.96	$8.96
Value at end of period	$16.12	$12.02	$10.27	$10.46	$8.36	$5.96
Number of accumulation units outstanding at end of period	46,839	3,035	4	0	125	126
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$12.50	$10.86
Value at end of period	$17.34	$12.50
Number of accumulation units outstanding at end of period	718	75

CFI 6

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.82	$12.00	$11.90	$8.99	$6.86	$9.96
Value at end of period	$19.22	$13.82	$12.00	$11.90	$8.99	$6.86
Number of accumulation units outstanding at end of period	0	0	0	0	145	117
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$26.88	$23.47	$24.07	$19.35	$15.17	$20.39
Value at end of period	$37.03	$26.88	$23.47	$24.07	$19.35	$15.17
Number of accumulation units outstanding at end of period	4	4	3	0	9,558	8,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.75	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93	$11.81
Value at end of period	$15.00	$13.75	$12.33	$12.42	$11.17	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	9,247	13,586	14,576	11,920	4,089	1,918	30	2
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.48	$11.89	$12.27	$10.78	$8.57	$12.11
Value at end of period	$15.69	$13.48	$11.89	$12.27	$10.78	$8.57
Number of accumulation units outstanding at end of period	32,683	23,050	29,662	30,054	22,242	24,076
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41	$12.97
Value at end of period	$16.41	$13.64	$11.85	$12.42	$10.84	$8.45	$13.41
Number of accumulation units outstanding at end of period	29,847	27,806	26,751	26,022	18,214	14,316	4
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84	$12.92
Value at end of period	$16.82	$13.63	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	28,288	23,353	17,756	11,916	8,010	4,131	66
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$12.73	$11.99
Value at end of period	$15.73	$12.73
Number of accumulation units outstanding at end of period	1,641	101
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.84	$12.61	$12.57	$11.47	$9.78	$11.64
Value at end of period	$14.81	$13.84	$12.61	$12.57	$11.47	$9.78
Number of accumulation units outstanding at end of period	5,873	6,605	6,979	4,526	1,578	285
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62	$14.13
Value at end of period	$19.84	$17.69	$15.75	$15.48	$13.94	$11.82	$15.47	$14.62
Number of accumulation units outstanding at end of period	547	1,286	1,083	796	6,374	5,534	2	13
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85	$13.86
Value at end of period	$18.00	$14.70	$12.79	$13.17	$11.65	$9.30	$14.55	$13.85
Number of accumulation units outstanding at end of period	3,840	4,085	4,084	3,167	5,281	8,393	23	1

CFI 7

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03	$13.30
Value at end of period	$18.49	$15.86	$13.96	$14.04	$12.53	$10.29	$14.80	$14.03
Number of accumulation units outstanding at end of period	2,232	2,285	2,285	2,177	1,790	1,798	408	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20	$13.63
Value at end of period	$20.92	$17.12	$14.95	$14.53	$12.75	$9.57	$13.20
Number of accumulation units outstanding at end of period	1,975	1,374	7,933	4,990	11,024	6,953	2,556
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35	$14.81
Value at end of period	$23.21	$17.17	$14.79	$15.35	$11.95	$8.16	$14.35
Number of accumulation units outstanding at end of period	300	300	422	367	26,279	24,514	17
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12	$18.88
Value at end of period	$26.63	$20.53	$17.51	$17.67	$15.37	$12.30	$19.12
Number of accumulation units outstanding at end of period	1,635	1,629	2,366	2,000	8,093	7,323	165
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78	$16.33
Value at end of period	$28.12	$20.19	$16.98	$17.17	$14.69	$10.28	$17.78
Number of accumulation units outstanding at end of period	23,359	23,853	3,066	2,370	23,974	21,905	44
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74	$15.64
Value at end of period	$17.64	$15.43	$12.99	$14.82	$13.02	$9.46	$18.74
Number of accumulation units outstanding at end of period	106	106	126	122	1,592	1,282	97
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.55	$8.03	$9.13	$8.38	$6.34	$10.21
Value at end of period	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	6,279	5,788	3,736	2,865	7,800	6,547
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.28	$9.26	$9.82	$9.11	$6.89	$9.58
Value at end of period	$14.73	$11.28	$9.26	$9.82	$9.11	$6.89
Number of accumulation units outstanding at end of period	0	0	0	0	104	85
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.85	$12.37	$11.54	$10.87	$10.27	$10.25
Value at end of period	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	91	43	0	0	740	740
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.09	$13.03	$12.80	$11.16	$8.84	$13.75
Value at end of period	$19.93	$15.09	$13.03	$12.80	$11.16	$8.84
Number of accumulation units outstanding at end of period	70,259	64,337	70,526	70,111	27	27

CFI 8

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.40	$13.04	$13.91	$12.36	$11.04
Value at end of period	$18.60	$14.40	$13.04	$13.91	$12.36
Number of accumulation units outstanding at end of period	0	32,489	42,143	45,029	92
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.24	$11.63	$11.64	$10.62	$8.28	$11.07
Value at end of period	$17.12	$13.24	$11.63	$11.64	$10.62	$8.28
Number of accumulation units outstanding at end of period	0	0	0	0	593	386
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.15	$8.68	$9.22	$7.49	$5.42	$8.81	$9.76
Value at end of period	$12.13	$9.15	$8.68	$9.22	$7.49	$5.42	$8.81
Number of accumulation units outstanding at end of period	2,037	2,037	858	467	312	127	27
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.97	$14.81	$15.43	$12.30	$9.72	$14.68
Value at end of period	$22.11	$16.97	$14.81	$15.43	$12.30	$9.72
Number of accumulation units outstanding at end of period	0	0	0	0	9,018	6,444
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.13	$10.95	$11.30	$9.22	$7.07	$10.78
Value at end of period	$16.74	$12.13	$10.95	$11.30	$9.22	$7.07
Number of accumulation units outstanding at end of period	0	0	0	0	125	220
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64	$15.53
Value at end of period	$24.03	$18.95	$15.69	$16.99	$15.07	$10.97	$17.64
Number of accumulation units outstanding at end of period	48,060	47,991	51,749	51,754	1,195	902	192
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2007)
Value at beginning of period	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98	$54.52
Value at end of period	$92.59	$85.45	$70.71	$86.33	$67.99	$37.41	$71.98
Number of accumulation units outstanding at end of period	1,845	1,808	7,549	6,673	3,446	2,188	474
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.31	$13.83	$14.14	$11.46	$8.35	$12.24
Value at end of period	$23.00	$16.31	$13.83	$14.14	$11.46	$8.35
Number of accumulation units outstanding at end of period	0	0	0	0	176	519
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25	$14.30
Value at end of period	$17.04	$14.64	$13.16	$13.40	$11.98	$9.87	$14.25
Number of accumulation units outstanding at end of period	900	765	764	597	2,130	1,771
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19	$11.36
Value at end of period	$16.22	$17.87	$16.43	$14.71	$13.61	$11.50	$12.37	$11.19
Number of accumulation units outstanding at end of period	29,651	41,991	39,096	32,929	39,533	24,275	35	6

CFI 9

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84	$12.93
Value at end of period	$9.13	$9.31	$8.32	$10.86	$9.37	$5.36	$12.84
Number of accumulation units outstanding at end of period	173	1,007	1,006	764	3,202	2,894	1,349
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$17.55	$15.12	$15.38	$13.03	$8.12	$10.66
Value at end of period	$19.66	$17.55	$15.12	$15.38	$13.03	$8.12
Number of accumulation units outstanding at end of period	0	0	0	0	178	151
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	0	0	0	0	78
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67	$18.74
Value at end of period	$35.87	$35.09	$30.30	$31.04	$27.54	$23.17	$21.80	$19.67
Number of accumulation units outstanding at end of period	16,388	7,079	9,630	7,008	5,067	3,054	240	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32	$13.79
Value at end of period	$21.64	$16.17	$13.42	$14.10	$12.56	$9.34	$15.32
Number of accumulation units outstanding at end of period	135,064	143,334	189,151	195,015	27,350	18,493	1,593
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57	$11.18
Value at end of period	$13.66	$11.16	$9.18	$10.75	$8.61	$5.75	$10.57
Number of accumulation units outstanding at end of period	865	461	124	141	621	107	3,030
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64	$18.02
Value at end of period	$23.40	$17.39	$14.68	$17.83	$14.09	$8.48	$16.64
Number of accumulation units outstanding at end of period	536	536	536	448	3,723	1,437	47
WANGER USA
(Funds were first received in this option during February 2010)
Value at beginning of period	$18.09	$15.07	$15.62	$11.75
Value at end of period	$24.20	$18.09	$15.07	$15.62
Number of accumulation units outstanding at end of period	15,133	10,196	6,417	4,496
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.01	$13.34	$12.47	$11.00	$9.25	$12.72
Value at end of period	$19.78	$15.01	$13.34	$12.47	$11.00	$9.25
Number of accumulation units outstanding at end of period	0	0	0	0	1,623	1,206

CFI 10

Condensed Financial Information (continued)

TABLE 2
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JULY 18, 2008
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008

ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.58	$13.56	$14.31	$13.06	$11.47
Value at end of period	$20.99	$15.58	$13.56	$14.31	$13.06
Number of accumulation units outstanding at end of period	2,091	2,022	1,803	1,724	1,647
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.33	$11.09	$11.30	$9.74	$8.05
Value at end of period	$15.14	$12.33	$11.09	$11.30	$9.74
Number of accumulation units outstanding at end of period	10,380	11,665	11,176	6,036	3,043
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.59	$11.48	$11.26	$10.04	$9.51
Value at end of period	$16.33	$12.59	$11.48	$11.26	$10.04
Number of accumulation units outstanding at end of period	17,314	17,225	18,983	16,394	8,559
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.71	$12.85	$11.37	$10.78	$10.50
Value at end of period	$12.46	$13.71	$12.85	$11.37	$10.78
Number of accumulation units outstanding at end of period	4,999	5,586	23,329	1,164	8,924
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.41	$10.31	$11.63	$9.24
Value at end of period	$17.96	$12.41	$10.31	$11.63
Number of accumulation units outstanding at end of period	1,097	885	814	521
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.65	$7.70	$8.30	$7.84	$5.61	$5.61
Value at end of period	$12.08	$9.65	$7.70	$8.30	$7.84	$5.61
Number of accumulation units outstanding at end of period	5,129	4,327	196	140	91	48
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$12.85	$11.04	$12.48
Value at end of period	$18.57	$12.85	$11.04
Number of accumulation units outstanding at end of period	1,327	285	232
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.96	$15.87	$15.96	$14.36
Value at end of period	$23.94	$17.96	$15.87	$15.96
Number of accumulation units outstanding at end of period	967	1,227	1,650	1,187
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.03	$9.99	$9.55	$8.52	$6.80	$9.15
Value at end of period	$13.02	$11.03	$9.99	$9.55	$8.52	$6.80
Number of accumulation units outstanding at end of period	50,226	52,517	52,865	56,142	55,182	57,872

CFI 11

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during April 2012)
Value at beginning of period	$11.03	$10.52
Value at end of period	$11.37	$11.03
Number of accumulation units outstanding at end of period	370	260
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.05	$8.74	$9.21	$7.92	$7.27
Value at end of period	$13.15	$10.05	$8.74	$9.21	$7.92
Number of accumulation units outstanding at end of period	5,697	5,310	4,410	2,793	2,644
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.24	$7.75	$8.97	$8.20	$5.89	$8.65
Value at end of period	$11.10	$9.24	$7.75	$8.97	$8.20	$5.89
Number of accumulation units outstanding at end of period	99,340	98,181	104,663	88,902	69,774	72,953
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.21	$8.77	$9.00	$7.67	$5.65	$8.35
Value at end of period	$13.40	$10.21	$8.77	$9.00	$7.67	$5.65
Number of accumulation units outstanding at end of period	240,616	241,975	254,058	282,632	323,173	324,267
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.73	$8.29	$8.21	$7.13	$5.48	$8.01
Value at end of period	$12.46	$9.73	$8.29	$8.21	$7.13	$5.48
Number of accumulation units outstanding at end of period	33,017	32,755	41,556	51,841	55,982	65,062
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.44	$8.23	$8.22	$6.62	$5.16	$8.37
Value at end of period	$12.87	$9.44	$8.23	$8.22	$6.62	$5.16
Number of accumulation units outstanding at end of period	105,228	107,067	117,742	135,781	145,772	159,855
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.89	$6.53	$7.89	$6.97	$5.51	$8.45
Value at end of period	$10.29	$7.89	$6.53	$7.89	$6.97	$5.51
Number of accumulation units outstanding at end of period	18,310	18,804	18,577	17,807	17,684	20,252
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.99	$10.13	$10.52	$8.21	$6.35	$8.99
Value at end of period	$16.33	$11.99	$10.13	$10.52	$8.21	$6.35
Number of accumulation units outstanding at end of period	37,992	34,173	36,623	28,417	14,398	5,531
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.73	$9.17	$9.35	$8.20	$6.15	$9.14
Value at end of period	$14.11	$10.73	$9.17	$9.35	$8.20	$6.15
Number of accumulation units outstanding at end of period	13,680	12,517	9,583	5,265	4,246	1,185
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.09	$11.25	$11.62	$9.52	$7.02	$8.80
Value at end of period	$17.20	$13.09	$11.25	$11.62	$9.52	$7.02
Number of accumulation units outstanding at end of period	3,587	3,523	3,295	5,600	3,911	11,028

CFI 12

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.92	$9.61	$9.74	$8.53	$7.16	$8.99
Value at end of period	$12.74	$10.92	$9.61	$9.74	$8.53	$7.16
Number of accumulation units outstanding at end of period	138,634	120,624	119,673	121,867	149,676	207,841
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.88	$9.93	$9.71	$7.68	$5.68	$8.16
Value at end of period	$16.50	$11.88	$9.93	$9.71	$7.68	$5.68
Number of accumulation units outstanding at end of period	3,377	3,259	3,155	4,609	4,529	6,052
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.33	$9.55	$9.11	$8.52	$7.09	$9.15
Value at end of period	$16.36	$11.33	$9.55	$9.11	$8.52	$7.09
Number of accumulation units outstanding at end of period	12,866	6,445	5,573	2,403	2,367	12,460
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.97	$8.69	$8.80	$7.75	$5.93	$8.31
Value at end of period	$13.30	$9.97	$8.69	$8.80	$7.75	$5.93
Number of accumulation units outstanding at end of period	41,277	32,416	33,230	33,663	30,788	33,919
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.52	$9.93	$10.47	$9.00	$6.73	$9.75
Value at end of period	$13.02	$12.52	$9.93	$10.47	$9.00	$6.73
Number of accumulation units outstanding at end of period	4,997	7,307	3,374	3,368	2,537	2,086
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.76	$10.18	$9.30	$7.27	$5.35	$8.36
Value at end of period	$12.01	$11.76	$10.18	$9.30	$7.27	$5.35
Number of accumulation units outstanding at end of period	6,560	6,519	15,603	12,919	1,374	12,492
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.40	$8.37	$8.78	$7.84	$5.96	$8.50
Value at end of period	$12.66	$9.40	$8.37	$8.78	$7.84	$5.96
Number of accumulation units outstanding at end of period	3,970	3,774	3,779	3,935	3,941	5,436
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.90	$9.55	$9.81	$8.92
Value at end of period	$15.26	$10.90	$9.55	$9.81
Number of accumulation units outstanding at end of period	830	830	829	830
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.83	$9.45	$10.61	$8.26	$5.94	$8.91
Value at end of period	$14.73	$10.83	$9.45	$10.61	$8.26	$5.94
Number of accumulation units outstanding at end of period	252	252	252	8,190	252	252
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.44	$12.45	$12.01	$10.37	$8.53	$10.20
Value at end of period	$12.90	$13.44	$12.45	$12.01	$10.37	$8.53
Number of accumulation units outstanding at end of period	38,989	49,319	45,989	48,040	46,923	40,880

CFI 13

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.88	$9.14	$10.06	$8.27	$6.01	$10.11
Value at end of period	$10.09	$8.88	$9.14	$10.06	$8.27	$6.01
Number of accumulation units outstanding at end of period	9,147	20,337	25,343	22,029	27,262	28,762
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.50	$9.07	$9.09	$7.96	$6.12	$8.55
Value at end of period	$13.71	$10.50	$9.07	$9.09	$7.96	$6.12
Number of accumulation units outstanding at end of period	431,133	374,044	385,420	425,772	447,140	479,365
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.95	$8.69	$8.70	$7.63	$6.20	$8.38
Value at end of period	$13.22	$9.95	$8.69	$8.70	$7.63	$6.20
Number of accumulation units outstanding at end of period	152,944	153,342	141,118	156,506	188,882	209,655
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.29	$9.59	$9.70	$7.96	$6.04	$8.88
Value at end of period	$15.19	$11.29	$9.59	$9.70	$7.96	$6.04
Number of accumulation units outstanding at end of period	88,567	90,639	100,862	108,330	120,490	120,898
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.62	$9.45	$9.52	$7.75	$6.21	$8.43
Value at end of period	$15.15	$10.62	$9.45	$9.52	$7.75	$6.21
Number of accumulation units outstanding at end of period	52,445	54,463	60,077	65,493	73,885	84,620
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.33	$12.19	$11.33	$10.32	$9.25	$9.83
Value at end of period	$13.32	$13.33	$12.19	$11.33	$10.32	$9.25
Number of accumulation units outstanding at end of period	91,054	98,333	105,331	109,267	123,769	143,974
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.58	$7.22	$8.23	$7.63	$6.99
Value at end of period	$10.42	$8.58	$7.22	$8.23	$7.63
Number of accumulation units outstanding at end of period	10,254	2,880	2,713	2,761	2,015
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.52	$6.31	$7.41	$7.23	$5.69	$8.48
Value at end of period	$9.11	$7.52	$6.31	$7.41	$7.23	$5.69
Number of accumulation units outstanding at end of period	15,748	14,430	13,745	14,469	14,326	16,933
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.40	$8.77	$8.96	$7.78	$6.05	$8.12
Value at end of period	$14.05	$10.40	$8.77	$8.96	$7.78	$6.05
Number of accumulation units outstanding at end of period	49,428	41,401	42,419	45,383	50,780	62,696
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.54	$10.23	$10.34	$9.21	$7.51	$8.95
Value at end of period	$14.42	$11.54	$10.23	$10.34	$9.21	$7.51
Number of accumulation units outstanding at end of period	67,772	66,464	81,359	90,750	97,347	105,356

CFI 14

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.30	$8.99	$9.19	$8.17	$6.59	$8.50
Value at end of period	$13.80	$10.30	$8.99	$9.19	$8.17	$6.59
Number of accumulation units outstanding at end of period	4,885	4,508	3,880	8,554	8,058	6,919
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.86	$8.28	$10.13	$8.42	$4.91	$8.36
Value at end of period	$9.29	$9.86	$8.28	$10.13	$8.42	$4.91
Number of accumulation units outstanding at end of period	935	866	2,060	3,561	14,026	13,398
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.34	$10.28	$10.09	$8.21	$6.53	$8.72
Value at end of period	$16.23	$12.34	$10.28	$10.09	$8.21	$6.53
Number of accumulation units outstanding at end of period	5,916	2,618	1,291	2,223	4,474	4,123
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.41	$10.46	$10.60	$8.37	$6.57	$8.83
Value at end of period	$17.25	$12.41	$10.46	$10.60	$8.37	$6.57
Number of accumulation units outstanding at end of period	1,163	1,588	1,662	1,663	1,669	1,175
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.33	$10.44	$10.34
Value at end of period	$16.15	$12.33	$10.44
Number of accumulation units outstanding at end of period	87,123	90,959	82,588
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.76	$9.38	$9.06	$7.59	$6.74	$8.79
Value at end of period	$14.08	$10.76	$9.38	$9.06	$7.59	$6.74
Number of accumulation units outstanding at end of period	19,369	19,245	18,949	11,929	9,581	12,213
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.45	$10.14	$10.29	$8.57	$6.62	$9.33
Value at end of period	$15.56	$11.45	$10.14	$10.29	$8.57	$6.62
Number of accumulation units outstanding at end of period	1,518	3,314	3,463	3,501	3,407	1,451
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.16	$10.03	$9.88	$8.99	$7.63	$9.02
Value at end of period	$13.24	$11.16	$10.03	$9.88	$8.99	$7.63
Number of accumulation units outstanding at end of period	8,288	8,536	7,048	7,848	7,561	3,589
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.48	$10.14	$9.53	$8.38	$6.31	$9.35
Value at end of period	$13.80	$11.48	$10.14	$9.53	$8.38	$6.31
Number of accumulation units outstanding at end of period	3,044	2,887	3,671	6,885	6,053	8,933
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.35	$11.69	$11.75	$9.02	$6.37	$9.34
Value at end of period	$17.62	$13.35	$11.69	$11.75	$9.02	$6.37
Number of accumulation units outstanding at end of period	30,387	25,486	22,859	26,750	12,540	13,942

CFI 15

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.42	$10.42	$10.42	$10.39	$10.36	$10.27
Value at end of period	$10.42	$10.42	$10.42	$10.42	$10.39	$10.36
Number of accumulation units outstanding at end of period	50,446	45,828	68,239	74,008	75,330	97,099
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.76	$8.83	$9.23	$7.95	$6.39	$8.71
Value at end of period	$12.76	$9.76	$8.83	$9.23	$7.95	$6.39
Number of accumulation units outstanding at end of period	6,467	8,228	4,582	4,408	4,361	4,181
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.43	$8.57	$9.33	$8.04	$5.76	$8.26
Value at end of period	$13.26	$10.43	$8.57	$9.33	$8.04	$5.76
Number of accumulation units outstanding at end of period	222,892	230,183	251,434	297,679	328,746	358,220
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.64	$13.71	$13.13	$11.49	$7.69	$9.51
Value at end of period	$16.51	$15.64	$13.71	$13.13	$11.49	$7.69
Number of accumulation units outstanding at end of period	7,053	7,906	5,355	3,888	3,694	5,710
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.76	$12.75	$12.35	$11.48	$10.20	$10.03
Value at end of period	$13.50	$13.76	$12.75	$12.35	$11.48	$10.20
Number of accumulation units outstanding at end of period	85,222	92,500	81,562	80,560	61,745	27,751
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.96	$13.74	$13.84	$11.62	$6.96	$9.54
Value at end of period	$17.93	$15.96	$13.74	$13.84	$11.62	$6.96
Number of accumulation units outstanding at end of period	6,244	6,160	12,344	8,249	6,907	26
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.01	$14.86	$14.26	$12.64	$10.72
Value at end of period	$22.45	$17.01	$14.86	$14.26	$12.64
Number of accumulation units outstanding at end of period	9,731	9,207	1,546	6,343	1,648
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.99	$9.51	$9.27	$8.26	$6.68	$8.42
Value at end of period	$14.51	$10.99	$9.51	$9.27	$8.26	$6.68
Number of accumulation units outstanding at end of period	2,559	4,944	2,557	5,311	3,960	3,911
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.45	$13.33	$13.25	$11.92	$10.08
Value at end of period	$20.31	$15.45	$13.33	$13.25	$11.92
Number of accumulation units outstanding at end of period	4,718	4,993	5,579	751	490
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.37	$15.91	$16.26	$12.92	$11.44
Value at end of period	$24.78	$18.37	$15.91	$16.26	$12.92
Number of accumulation units outstanding at end of period	1,755	1,748	1,734	1,815	1,989

CFI 16

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.02	$10.27	$9.30
Value at end of period	$16.12	$12.02	$10.27
Number of accumulation units outstanding at end of period	2,765	682	362
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.50	$10.77	$11.21	$10.08
Value at end of period	$17.34	$12.50	$10.77	$11.21
Number of accumulation units outstanding at end of period	1,304	837	838	838
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.78	$11.10	$11.00	$8.31	$6.34	$9.09
Value at end of period	$17.77	$12.78	$11.10	$11.00	$8.31	$6.34
Number of accumulation units outstanding at end of period	288	288	0	11,109	0	282
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.71	$10.23	$10.49	$8.43	$6.61	$9.02
Value at end of period	$16.14	$11.71	$10.23	$10.49	$8.43	$6.61
Number of accumulation units outstanding at end of period	31,624	32,853	39,333	46,093	49,521	45,373
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.83	$9.71	$9.79	$8.80	$7.19	$9.08
Value at end of period	$11.82	$10.83	$9.71	$9.79	$8.80	$7.19
Number of accumulation units outstanding at end of period	2,977	3,918	2,709	2,014	1,633	3,865
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.15	$8.95	$9.23	$8.12	$6.45	$8.71
Value at end of period	$11.81	$10.15	$8.95	$9.23	$8.12	$6.45
Number of accumulation units outstanding at end of period	6,934	30,128	38,964	36,058	35,287	5,926
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.89	$8.60	$9.01	$7.87	$6.13	$8.53
Value at end of period	$11.91	$9.89	$8.60	$9.01	$7.87	$6.13
Number of accumulation units outstanding at end of period	27,484	27,049	24,808	26,581	23,235	24,052
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.56	$8.28	$8.73	$7.58	$5.84	$8.43
Value at end of period	$11.81	$9.56	$8.28	$8.73	$7.58	$5.84
Number of accumulation units outstanding at end of period	14,064	10,218	8,279	6,491	4,877	5,051
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.08
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	1,366
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.44	$10.19	$10.01	$9.01	$7.64	$9.22
Value at end of period	$12.82	$11.44	$10.19	$10.01	$9.01	$7.64
Number of accumulation units outstanding at end of period	2,701	2,496	2,340	2,189	2,025	2,700

CFI 17

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.99	$8.68	$8.95	$7.91	$6.32	$8.63
Value at end of period	$12.22	$9.99	$8.68	$8.95	$7.91	$6.32
Number of accumulation units outstanding at end of period	14,852	14,805	17,840	18,817	21,181	25,964
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.65	$9.37	$9.43	$8.41	$6.91	$8.87
Value at end of period	$12.41	$10.65	$9.37	$9.43	$8.41	$6.91
Number of accumulation units outstanding at end of period	18,875	15,095	14,467	13,919	13,436	26,032
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.78	$11.16	$10.85	$9.52	$7.14	$9.41
Value at end of period	$15.62	$12.78	$11.16	$10.85	$9.52	$7.14
Number of accumulation units outstanding at end of period	69,825	65,786	68,165	65,198	37,188	17,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.68	$10.06	$10.44	$8.13	$5.55	$8.93
Value at end of period	$15.79	$11.68	$10.06	$10.44	$8.13	$5.55
Number of accumulation units outstanding at end of period	128,535	134,939	156,105	164,714	185,936	192,210
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.43	$8.90	$8.98	$7.81	$6.25	$8.33
Value at end of period	$13.53	$10.43	$8.90	$8.98	$7.81	$6.25
Number of accumulation units outstanding at end of period	23,842	18,517	17,708	17,804	25,413	16,189
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.10	$9.34	$9.44	$8.08	$5.65	$8.52
Value at end of period	$15.46	$11.10	$9.34	$9.44	$8.08	$5.65
Number of accumulation units outstanding at end of period	70,040	68,451	67,183	76,054	78,945	75,353
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.06	$6.79	$7.75	$6.81	$4.95	$8.25
Value at end of period	$9.22	$8.06	$6.79	$7.75	$6.81	$4.95
Number of accumulation units outstanding at end of period	117	384	341	475	545	5,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.55	$8.03	$9.13	$8.38	$6.34	$9.17
Value at end of period	$11.48	$9.55	$8.03	$9.13	$8.38	$6.34
Number of accumulation units outstanding at end of period	64,695	68,620	64,735	67,137	74,448	75,532
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69	$7.96	$8.44	$7.83	$5.92	$8.41
Value at end of period	$12.66	$9.69	$7.96	$8.44	$7.83	$5.92
Number of accumulation units outstanding at end of period	3,303	3,125	1,889	1,700	1,674	828
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.85	$12.37	$11.54	$10.87	$10.27	$9.86
Value at end of period	$12.52	$12.85	$12.37	$11.54	$10.87	$10.27
Number of accumulation units outstanding at end of period	1,616	1,499	1,113	539	168	168

CFI 18

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.28	$37.21
Value at end of period	$50.84	$36.28
Number of accumulation units outstanding at end of period	579	557
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.00	$9.66	$9.66	$8.82	$6.87	$9.14
Value at end of period	$14.21	$11.00	$9.66	$9.66	$8.82	$6.87
Number of accumulation units outstanding at end of period	626	626	24,961	26,419	27,508	25,941
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.63	$9.13	$9.70	$8.54
Value at end of period	$12.76	$9.63	$9.13	$9.70
Number of accumulation units outstanding at end of period	218	194	164	137
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$13.17	$11.35	$11.56	$9.27	$5.88
Value at end of period	$17.86	$13.17	$11.35	$11.56	$9.27
Number of accumulation units outstanding at end of period	1,724	1,633	1,533	223	147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.00	$8.73	$9.10	$7.25	$5.73	$7.94
Value at end of period	$13.04	$10.00	$8.73	$9.10	$7.25	$5.73
Number of accumulation units outstanding at end of period	12,751	12,253	11,650	12,026	11,642	10,613
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.50	$9.47	$9.77	$7.97	$6.12	$9.02
Value at end of period	$14.48	$10.50	$9.47	$9.77	$7.97	$6.12
Number of accumulation units outstanding at end of period	2,151	2,399	2,075	1,386	0	338
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.60	$8.77	$9.50	$8.43	$6.13	$8.79
Value at end of period	$13.43	$10.60	$8.77	$9.50	$8.43	$6.13
Number of accumulation units outstanding at end of period	11,963	11,547	11,187	8,670	8,157	7,495
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.70	$9.68	$11.82	$9.31	$5.12	$8.50
Value at end of period	$12.68	$11.70	$9.68	$11.82	$9.31	$5.12
Number of accumulation units outstanding at end of period	31,914	35,186	35,113	46,006	71,820	43,082
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.47	$9.72	$9.94	$8.06	$5.87	$8.51
Value at end of period	$16.17	$11.47	$9.72	$9.94	$8.06	$5.87
Number of accumulation units outstanding at end of period	7,808	7,014	6,524	6,402	6,145	5,307
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.25	$9.21	$9.38	$8.39	$6.91	$9.08
Value at end of period	$11.93	$10.25	$9.21	$9.38	$8.39	$6.91
Number of accumulation units outstanding at end of period	407	235	6,756	6,064	5,167	4,333

CFI 19

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.86	$13.66	$12.24	$11.32	$9.56	$10.66
Value at end of period	$13.49	$14.86	$13.66	$12.24	$11.32	$9.56
Number of accumulation units outstanding at end of period	19,433	24,687	33,361	18,202	18,459	12,630
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.17	$6.40	$8.35	$7.21	$4.13	$8.22
Value at end of period	$7.02	$7.17	$6.40	$8.35	$7.21	$4.13
Number of accumulation units outstanding at end of period	2,315	2,180	4,150	3,429	16,886	9,162
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.73	$11.83	$12.03	$10.19	$6.35	$9.43
Value at end of period	$15.38	$13.73	$11.83	$12.03	$10.19	$6.35
Number of accumulation units outstanding at end of period	6,659	6,830	6,614	6,589	14,622	6,072
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.02	$9.03	$10.54	$8.44	$7.34
Value at end of period	$14.26	$11.02	$9.03	$10.54	$8.44
Number of accumulation units outstanding at end of period	1,690	1,805	76	76	85
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.08	$13.88	$14.22	$12.62	$10.62	$10.24
Value at end of period	$16.44	$16.08	$13.88	$14.22	$12.62	$10.62
Number of accumulation units outstanding at end of period	29,871	31,633	30,169	31,462	24,558	29,682
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.18	$11.50	$10.80	$10.07	$8.77	$8.70
Value at end of period	$11.94	$12.18	$11.50	$10.80	$10.07	$8.77
Number of accumulation units outstanding at end of period	578	527	669	917	4,467	5
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.26	$8.51	$8.95	$7.97	$5.92	$8.73
Value at end of period	$13.73	$10.26	$8.51	$8.95	$7.97	$5.92
Number of accumulation units outstanding at end of period	49,895	49,206	53,689	60,605	60,196	48,285
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$7.74	$8.80	$10.71
Value at end of period	$3.76	$7.74	$8.80
Number of accumulation units outstanding at end of period	1,752	1,471	63
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.95	$8.18	$9.59	$7.67	$5.12	$8.01
Value at end of period	$12.17	$9.95	$8.18	$9.59	$7.67	$5.12
Number of accumulation units outstanding at end of period	673	673	1,970	1,968	2,200	5,143
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.88	$8.34	$10.13	$8.01	$4.82	$8.37
Value at end of period	$13.30	$9.88	$8.34	$10.13	$8.01	$4.82
Number of accumulation units outstanding at end of period	10,336	10,765	10,617	9,156	8,455	20,090

CFI 20

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.87	$9.89	$10.25	$8.31	$5.84	$8.69
Value at end of period	$15.88	$11.87	$9.89	$10.25	$8.31	$5.84
Number of accumulation units outstanding at end of period	7,821	8,662	9,263	8,731	9,424	8,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.46	$9.30	$8.70	$7.67	$6.45	$8.42
Value at end of period	$13.80	$10.46	$9.30	$8.70	$7.67	$6.45
Number of accumulation units outstanding at end of period	20,360	20,518	20,939	22,812	23,763	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.35	$10.00	$10.22	$8.34	$6.42	$8.62
Value at end of period	$15.67	$11.35	$10.00	$10.22	$8.34	$6.42
Number of accumulation units outstanding at end of period	490	490	490	363	1,708	1,509

TABLE 3
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.02	$9.53
Value at end of period	$12.53	$10.02
Number of accumulation units outstanding at end of period	2,213	1,292
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.00	$16.06
Value at end of period	$18.86	$16.00
Number of accumulation units outstanding at end of period	2,096	3,186
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.01	$9.90
Value at end of period	$13.08	$10.01
Number of accumulation units outstanding at end of period	49,788	61,332
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.70	$15.70	$18.19	$16.65	$11.98	$17.83
Value at end of period	$22.45	$18.70	$15.70	$18.19	$16.65	$11.98
Number of accumulation units outstanding at end of period	231,221	225,319	85	79	73	66
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.75	$21.28	$21.86	$18.66	$13.77	$21.28
Value at end of period	$32.46	$24.75	$21.28	$21.86	$18.66	$13.77
Number of accumulation units outstanding at end of period	493,378	486,225	213	209	203	183
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.14	$14.63	$14.50	$12.61	$9.69	$15.42
Value at end of period	$21.95	$17.14	$14.63	$14.50	$12.61	$9.69
Number of accumulation units outstanding at end of period	108,184	113,405	260	248	234	322

CFI 21

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.15	$14.10	$14.08	$11.35	$8.86	$14.72
Value at end of period	$22.00	$16.15	$14.10	$14.08	$11.35	$8.86
Number of accumulation units outstanding at end of period	132,639	141,171	91	91	90	194
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.63	$13.88
Value at end of period	$19.06	$14.63
Number of accumulation units outstanding at end of period	6,441	6,858
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.83	$20.15	$20.96	$16.36	$12.68	$17.39
Value at end of period	$32.44	$23.83	$20.15	$20.96	$16.36	$12.68
Number of accumulation units outstanding at end of period	94,934	97,307	238	222	206	194
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.69	$10.49
Value at end of period	$14.03	$10.69
Number of accumulation units outstanding at end of period	60,186	48,899
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.96	$18.89	$19.53	$16.02	$11.82	$14.85
Value at end of period	$28.82	$21.96	$18.89	$19.53	$16.02	$11.82
Number of accumulation units outstanding at end of period	16,637	6,031	0	0	0	16
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.67	$15.57	$15.79	$13.85	$11.63	$15.38
Value at end of period	$20.60	$17.67	$15.57	$15.79	$13.85	$11.63
Number of accumulation units outstanding at end of period	84,772	83,651	66	66	66	66
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.88	$19.98	$19.56	$15.48	$11.46	$17.51
Value at end of period	$33.13	$23.88	$19.98	$19.56	$15.48	$11.46
Number of accumulation units outstanding at end of period	31,239	30,046	211	203	194	199
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.80	$15.88
Value at end of period	$22.78	$15.80
Number of accumulation units outstanding at end of period	30,224	10,999
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.74	$9.37	$9.50	$8.37	$6.42	$9.23
Value at end of period	$14.31	$10.74	$9.37	$9.50	$8.37	$6.42
Number of accumulation units outstanding at end of period	20,107	17,756	0	0	0	83
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.47	$9.90	$10.45	$8.99	$6.73	$9.75
Value at end of period	$12.95	$12.47	$9.90	$10.45	$8.99	$6.73
Number of accumulation units outstanding at end of period	129,226	117,501	90	70	49	21

CFI 22

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$21.52	$21.41
Value at end of period	$28.97	$21.52
Number of accumulation units outstanding at end of period	1,737	2,993
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.83	$14.69	$16.52	$12.88	$9.26	$13.61
Value at end of period	$22.86	$16.83	$14.69	$16.52	$12.88	$9.26
Number of accumulation units outstanding at end of period	14,881	11,600	32	32	32	26
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.77	$15.80
Value at end of period	$15.12	$15.77
Number of accumulation units outstanding at end of period	73,989	76,424
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.82	$12.18	$13.42	$11.04	$8.04	$11.83
Value at end of period	$13.41	$11.82	$12.18	$13.42	$11.04	$8.04
Number of accumulation units outstanding at end of period	48,043	43,429	96	80	62	41
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.45	$10.77	$10.81	$9.48	$7.29	$10.44
Value at end of period	$16.26	$12.45	$10.77	$10.81	$9.48	$7.29
Number of accumulation units outstanding at end of period	166,922	152,682	188	187	186	303
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.21	$13.30	$13.33	$11.71	$9.51	$13.57
Value at end of period	$20.19	$15.21	$13.30	$13.33	$11.71	$9.51
Number of accumulation units outstanding at end of period	37,725	33,638	294	294	294	275
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$30.83	$26.22	$26.55	$21.80	$16.57	$23.89
Value at end of period	$41.44	$30.83	$26.22	$26.55	$21.80	$16.57
Number of accumulation units outstanding at end of period	155,922	148,870	35	35	35	24
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.37	$19.04	$19.20	$15.64	$12.54	$17.18
Value at end of period	$30.47	$21.37	$19.04	$19.20	$15.64	$12.54
Number of accumulation units outstanding at end of period	83,188	79,653	100	91	80	64
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.31	$20.42	$19.01	$17.32	$15.54	$17.52
Value at end of period	$22.26	$22.31	$20.42	$19.01	$17.32	$15.54
Number of accumulation units outstanding at end of period	145,532	135,956	11	10	8	6
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.54	$7.20	$8.20	$7.62	$6.98
Value at end of period	$10.36	$8.54	$7.20	$8.20	$7.62
Number of accumulation units outstanding at end of period	9,202	15,357	51	38	25

CFI 23

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.89	$12.50	$14.71	$14.37	$11.31	$17.46
Value at end of period	$18.03	$14.89	$12.50	$14.71	$14.37	$11.31
Number of accumulation units outstanding at end of period	24,487	24,415	60	45	30	15
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.05	$13.54	$13.85	$12.04	$9.38	$13.85
Value at end of period	$21.65	$16.05	$13.54	$13.85	$12.04	$9.38
Number of accumulation units outstanding at end of period	13,523	4,967	148	132	114	104
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.74	$13.08	$13.23	$11.80	$9.62	$12.03
Value at end of period	$18.40	$14.74	$13.08	$13.23	$11.80	$9.62
Number of accumulation units outstanding at end of period	144,017	140,209	607	607	607	607
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.93	$13.94
Value at end of period	$18.63	$13.93
Number of accumulation units outstanding at end of period	11,792	1,232
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$24.70	$20.76	$25.42	$21.15	$12.34	$21.90
Value at end of period	$23.26	$24.70	$20.76	$25.42	$21.15	$12.34
Number of accumulation units outstanding at end of period	80	80	69	56	42	24
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$23.47	$19.57	$19.24	$15.66	$12.48	$17.26
Value at end of period	$30.84	$23.47	$19.57	$19.24	$15.66	$12.48
Number of accumulation units outstanding at end of period	9,649	7,427	159	150	141	130
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.31	$10.43	$10.33
Value at end of period	$16.10	$12.31	$10.43
Number of accumulation units outstanding at end of period	16,560	14,213	53
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.31	$9.00	$8.70	$7.30	$6.49	$8.57
Value at end of period	$13.48	$10.31	$9.00	$8.70	$7.30	$6.49
Number of accumulation units outstanding at end of period	646,937	625,390	160	155	148	141
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$21.56	$19.05	$17.93	$15.78	$11.90	$17.15
Value at end of period	$25.89	$21.56	$19.05	$17.93	$15.78	$11.90
Number of accumulation units outstanding at end of period	8,987	6,416	30	24	18	11
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.74	$20.69
Value at end of period	$27.34	$20.74
Number of accumulation units outstanding at end of period	33,476	30,375

CFI 24

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.38	$14.39
Value at end of period	$14.37	$14.38
Number of accumulation units outstanding at end of period	111,436	99,589
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.40	$11.43
Value at end of period	$14.88	$11.40
Number of accumulation units outstanding at end of period	2,799	2,661
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.89	$13.07	$14.24	$12.28	$8.81	$13.03
Value at end of period	$20.17	$15.89	$13.07	$14.24	$12.28	$8.81
Number of accumulation units outstanding at end of period	169,607	172,634	423	421	419	503
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.16	$18.07
Value at end of period	$17.80	$18.16
Number of accumulation units outstanding at end of period	246,278	259,566
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.95	$17.44
Value at end of period	$22.35	$16.95
Number of accumulation units outstanding at end of period	10,789	17,219
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.67	$13.60
Value at end of period	$18.99	$13.67
Number of accumulation units outstanding at end of period	64,961	64,892
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$26.49	$23.15	$23.77	$19.13	$15.01	$19.99
Value at end of period	$36.45	$26.49	$23.15	$23.77	$19.13	$15.01
Number of accumulation units outstanding at end of period	106,106	102,714	0	0	0	7
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.64	$13.52
Value at end of period	$14.87	$13.64
Number of accumulation units outstanding at end of period	68,618	57,455
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.38	$13.22
Value at end of period	$15.55	$13.38
Number of accumulation units outstanding at end of period	207,545	183,303
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.53	$13.32
Value at end of period	$16.27	$13.53
Number of accumulation units outstanding at end of period	278,405	245,400

CFI 25

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.52	$13.32
Value at end of period	$16.68	$13.52
Number of accumulation units outstanding at end of period	447,287	368,560
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.70	$12.49
Value at end of period	$15.67	$12.70
Number of accumulation units outstanding at end of period	71,671	42,347
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.74	$13.68
Value at end of period	$14.68	$13.74
Number of accumulation units outstanding at end of period	84,606	93,046
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.44	$15.54	$15.28	$13.77	$11.70	$14.97
Value at end of period	$19.53	$17.44	$15.54	$15.28	$13.77	$11.70
Number of accumulation units outstanding at end of period	11,052	11,112	9	9	9	9
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.49	$14.26
Value at end of period	$17.72	$14.49
Number of accumulation units outstanding at end of period	2,265	2,772
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.63	$15.40
Value at end of period	$18.20	$15.63
Number of accumulation units outstanding at end of period	12,898	12,297
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.99	$14.85	$14.45	$12.69	$9.53	$12.61
Value at end of period	$20.74	$16.99	$14.85	$14.45	$12.69	$9.53
Number of accumulation units outstanding at end of period	323,985	275,397	83	83	83	83
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.47	$14.20	$14.76	$11.50	$7.86	$12.33
Value at end of period	$22.24	$16.47	$14.20	$14.76	$11.50	$7.86
Number of accumulation units outstanding at end of period	56,748	55,835	442	419	392	580
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.33	$20.02
Value at end of period	$26.35	$20.33
Number of accumulation units outstanding at end of period	25,492	21,172
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$19.90	$16.75	$16.95	$14.52	$10.17	$15.50
Value at end of period	$27.69	$19.90	$16.75	$16.95	$14.52	$10.17
Number of accumulation units outstanding at end of period	257,213	245,079	168	165	162	205

CFI 26

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.31	$12.90	$14.73	$12.96	$9.43	$16.06
Value at end of period	$17.48	$15.31	$12.90	$14.73	$12.96	$9.43
Number of accumulation units outstanding at end of period	35	35	30	22	14	6
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.50	$8.00	$9.10	$8.37	$6.34	$10.21
Value at end of period	$11.42	$9.50	$8.00	$9.10	$8.37	$6.34
Number of accumulation units outstanding at end of period	10,653	8,414	287	259	228	482
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$36.25	$36.63
Value at end of period	$50.75	$36.25
Number of accumulation units outstanding at end of period	2,288	2,218
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.06	$11.48	$11.50	$10.51	$8.20	$10.84
Value at end of period	$16.87	$13.06	$11.48	$11.50	$10.51	$8.20
Number of accumulation units outstanding at end of period	9,270	8,935	0	0	0	9
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.10	$9.08
Value at end of period	$12.05	$9.10
Number of accumulation units outstanding at end of period	4,042	4,357
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.77	$14.66	$15.29	$12.20	$9.64	$14.38
Value at end of period	$21.84	$16.77	$14.66	$15.29	$12.20	$9.64
Number of accumulation units outstanding at end of period	118,887	114,648	82	70	57	67
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.79	$18.18
Value at end of period	$23.80	$18.79
Number of accumulation units outstanding at end of period	161,118	146,955
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$84.40	$69.91	$85.44	$67.35	$37.10	$62.28
Value at end of period	$91.36	$84.40	$69.91	$85.44	$67.35	$37.10
Number of accumulation units outstanding at end of period	40,368	38,164	22	18	14	8
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$16.19	$15.62
Value at end of period	$22.81	$16.19
Number of accumulation units outstanding at end of period	11,171	2,704
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.46	$14.29
Value at end of period	$16.81	$14.46
Number of accumulation units outstanding at end of period	2,656	6,368

CFI 27

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.71	$17.60
Value at end of period	$16.07	$17.71
Number of accumulation units outstanding at end of period	147,031	136,537
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.26	$8.76
Value at end of period	$9.07	$9.26
Number of accumulation units outstanding at end of period	12,961	11,131
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.39	$16.95
Value at end of period	$19.47	$17.39
Number of accumulation units outstanding at end of period	54,662	42,419
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.97	$10.70
Value at end of period	$14.18	$10.97
Number of accumulation units outstanding at end of period	13,635	8,509
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$34.69	$29.99	$30.75	$27.31	$23.00	$22.11
Value at end of period	$35.43	$34.69	$29.99	$30.75	$27.31	$23.00
Number of accumulation units outstanding at end of period	24,599	26,712	7	6	5	4
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.12	$12.08
Value at end of period	$11.87	$12.12
Number of accumulation units outstanding at end of period	16,710	10,824
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.03	$13.31	$14.01	$12.49	$9.29	$13.92
Value at end of period	$21.44	$16.03	$13.31	$14.01	$12.49	$9.29
Number of accumulation units outstanding at end of period	265,515	259,161	504	464	421	390
WANGER INTERNATIONAL
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.10	$9.14	$10.72	$8.59	$5.74	$9.68
Value at end of period	$13.57	$11.10	$9.14	$10.72	$8.59	$5.74
Number of accumulation units outstanding at end of period	10,678	11,140	95	95	95	95
WANGER SELECT
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.24	$14.57	$17.71	$14.01	$8.44	$14.64
Value at end of period	$23.18	$17.24	$14.57	$17.71	$14.01	$8.44
Number of accumulation units outstanding at end of period	115,678	121,183	22	20	16	12
WANGER USA
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.93	$14.96	$15.52	$12.59	$8.86	$13.14
Value at end of period	$23.96	$17.93	$14.96	$15.52	$12.59	$8.86
Number of accumulation units outstanding at end of period	53,568	52,295	44	41	37	24

CFI 28

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.88	$13.24	$12.39	$10.94	$6.45	$8.42
Value at end of period	$19.59	$14.88	$13.24	$12.39	$10.94	$6.45
Number of accumulation units outstanding at end of period	100,058	111,096	0	0	0	22,900
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2008)
Value at beginning of period	$28.21	$24.89	$25.47	$20.79	$16.03	$21.81
Value at end of period	$38.91	$28.21	$24.89	$25.47	$20.79	$16.03
Number of accumulation units outstanding at end of period	44,890	46,010	27	24	19	14

TABLE 4
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.20%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.96	$7.96	$9.22
Value at end of period	$12.44	$9.96	$7.96
Number of accumulation units outstanding at end of period	0	0	1,381
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.77	$14.30	$13.70	$12.25	$9.79	$14.29	$14.49
Value at end of period	$18.57	$15.77	$14.30	$13.70	$12.25	$9.79	$14.29
Number of accumulation units outstanding at end of period	0	0	2,598	3,282	3,281	3,290	3,366
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.96	$8.68	$9.71
Value at end of period	$13.00	$9.96	$8.68
Number of accumulation units outstanding at end of period	0	0	47,541
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.54	$15.58	$19.06
Value at end of period	$22.23	$18.54	$15.58
Number of accumulation units outstanding at end of period	0	0	208,789
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$24.39	$20.99	$21.58	$18.45	$13.62	$23.74	$22.46
Value at end of period	$31.96	$24.39	$20.99	$21.58	$18.45	$13.62	$23.74
Number of accumulation units outstanding at end of period	338,998	323,829	753,805	279,861	256,899	211,179	174,740
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.90	$14.43	$14.32	$12.46	$9.59	$16.76	$18.20
Value at end of period	$21.61	$16.90	$14.43	$14.32	$12.46	$9.59	$16.76
Number of accumulation units outstanding at end of period	107,622	64,225	179,410	62,511	65,342	60,756	66,138
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.92	$13.91	$13.90	$11.22	$8.76	$16.62	$15.08
Value at end of period	$21.66	$15.92	$13.91	$13.90	$11.22	$8.76	$16.62
Number of accumulation units outstanding at end of period	72,667	63,138	223,712	76,607	72,136	73,657	72,699

CFI 29

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.41	$11.96	$14.47	$12.82	$10.15	$18.10	$17.77
Value at end of period	$18.76	$14.41	$11.96	$14.47	$12.82	$10.15	$18.10
Number of accumulation units outstanding at end of period	48,875	43,476	58,786	48,351	40,973	39,506	28,482
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$23.56	$19.94	$20.76	$16.23	$12.59	$18.83	$21.75
Value at end of period	$32.04	$23.56	$19.94	$20.76	$16.23	$12.59	$18.83
Number of accumulation units outstanding at end of period	0	0	99,109	0	37	37	37
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.64	$9.10	$9.98
Value at end of period	$13.95	$10.64	$9.10
Number of accumulation units outstanding at end of period	0	0	38,696
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.73	$18.71	$20.21
Value at end of period	$28.48	$21.73	$18.71
Number of accumulation units outstanding at end of period	0	0	2,505
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.42	$15.36	$15.59	$13.69	$11.51	$16.03	$16.05
Value at end of period	$20.28	$17.42	$15.36	$15.59	$13.69	$11.51	$16.03
Number of accumulation units outstanding at end of period	0	0	112,983	27,488	35,461	36,613	47,473
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.63	$19.78	$21.77
Value at end of period	$32.74	$23.63	$19.78
Number of accumulation units outstanding at end of period	0	0	25,994
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.68	$13.23	$14.33
Value at end of period	$22.59	$15.68	$13.23
Number of accumulation units outstanding at end of period	0	0	6,416
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.68	$9.32	$10.64
Value at end of period	$14.22	$10.68	$9.32
Number of accumulation units outstanding at end of period	0	0	17,033
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.41	$9.86	$11.27
Value at end of period	$12.88	$12.41	$9.86
Number of accumulation units outstanding at end of period	0	0	89,753
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.28	$18.99	$20.63
Value at end of period	$28.62	$21.28	$18.99
Number of accumulation units outstanding at end of period	0	0	3,664

CFI 30

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.70	$14.59	$16.74
Value at end of period	$22.67	$16.70	$14.59
Number of accumulation units outstanding at end of period	0	0	13,350
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.82	$14.69	$14.20	$12.14	$10.00	$11.86	$11.48
Value at end of period	$14.99	$15.82	$14.69	$14.20	$12.14	$10.00	$11.86
Number of accumulation units outstanding at end of period	44,139	46,204	121,080	38,334	26,667	26,195	20,516
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.75	$12.12	$13.94
Value at end of period	$13.32	$11.75	$12.12
Number of accumulation units outstanding at end of period	0	0	47,676
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.27	$10.62	$10.67	$9.37	$7.21	$11.58	$11.81
Value at end of period	$16.00	$12.27	$10.62	$10.67	$9.37	$7.21	$11.58
Number of accumulation units outstanding at end of period	182,672	118,147	311,170	130,631	121,490	116,405	123,558
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.99	$13.12	$13.16	$11.57	$9.41	$15.02	$15.44
Value at end of period	$19.88	$14.99	$13.12	$13.16	$11.57	$9.41	$15.02
Number of accumulation units outstanding at end of period	76,633	73,160	101,531	71,810	69,245	70,528	72,523
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$30.38	$25.86	$26.22	$21.55	$16.39	$26.30	$28.46
Value at end of period	$40.80	$30.38	$25.86	$26.22	$21.55	$16.39	$26.30
Number of accumulation units outstanding at end of period	35,288	31,193	174,024	32,932	31,016	24,795	26,887
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.06	$18.78	$18.96	$15.46	$12.41	$18.72	$21.65
Value at end of period	$30.00	$21.06	$18.78	$18.96	$15.46	$12.41	$18.72
Number of accumulation units outstanding at end of period	0	28,648	114,737	32,554	28,645	21,589	20,872
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$21.99	$20.14	$18.77	$17.12	$15.38	$16.83	$16.02
Value at end of period	$21.92	$21.99	$20.14	$18.77	$17.12	$15.38	$16.83
Number of accumulation units outstanding at end of period	47,219	47,271	166,824	44,019	44,137	38,193	34,483
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.50	$7.17	$8.18	$7.60	$6.97
Value at end of period	$10.30	$8.50	$7.17	$8.18	$7.60
Number of accumulation units outstanding at end of period	0	0	4,867	930	930
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.72	$12.37	$14.58	$14.25	$11.23	$19.65	$19.43
Value at end of period	$17.81	$14.72	$12.37	$14.58	$14.25	$11.23	$19.65
Number of accumulation units outstanding at end of period	0	0	175,795	156,340	136,230	101,460	81,788

CFI 31

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.88	$13.41	$14.69
Value at end of period	$21.40	$15.88	$13.41
Number of accumulation units outstanding at end of period	0	0	4,717
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.09	$13.40	$13.58	$11.74	$9.89	$12.54	$13.37
Value at end of period	$18.82	$15.09	$13.40	$13.58	$11.74	$9.89	$12.54
Number of accumulation units outstanding at end of period	326,671	283,138	408,236	229,146	191,941	146,261	142,051
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.82	$12.09	$13.10
Value at end of period	$18.47	$13.82	$12.09
Number of accumulation units outstanding at end of period	0	0	1,437
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$23.22	$19.38	$20.69
Value at end of period	$30.48	$23.22	$19.38
Number of accumulation units outstanding at end of period	0	0	3,971
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.28	$10.42	$10.33
Value at end of period	$16.05	$12.28	$10.42
Number of accumulation units outstanding at end of period	32,080	25,233	33,036
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.25	$8.95	$8.66	$7.27	$6.47	$9.28	$9.47
Value at end of period	$13.38	$10.25	$8.95	$8.66	$7.27	$6.47	$9.28
Number of accumulation units outstanding at end of period	0	0	658,765	454	522	522	522
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$21.40	$18.93	$19.91
Value at end of period	$25.66	$21.40	$18.93
Number of accumulation units outstanding at end of period	0	0	6,851
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$20.51	$17.99	$18.12	$13.93	$9.87	$15.85	$14.83
Value at end of period	$27.01	$20.51	$17.99	$18.12	$13.93	$9.87	$15.85
Number of accumulation units outstanding at end of period	0	0	13,891	0	0	0	165
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.18	$14.20	$14.21
Value at end of period	$14.15	$14.18	$14.20
Number of accumulation units outstanding at end of period	0	0	105,090
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.32	$10.27	$10.75	$9.28	$7.47	$11.43	$11.32
Value at end of period	$14.77	$11.32	$10.27	$10.75	$9.28	$7.47	$11.43
Number of accumulation units outstanding at end of period	0	0	2,983	1,236	2,193	2,260	2,964

CFI 32

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.76	$13.46	$14.68	$12.68	$8.77	$14.73	$15.87
Value at end of period	$20.74	$15.76	$13.46	$14.68	$12.68	$8.77	$14.73
Number of accumulation units outstanding at end of period	101,256	104,742	290,528	115,621	110,410	104,815	98,894
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.97	$16.69	$16.62
Value at end of period	$17.59	$17.97	$16.69
Number of accumulation units outstanding at end of period	0	0	210,249
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.89	$14.78	$15.19
Value at end of period	$22.24	$16.89	$14.78
Number of accumulation units outstanding at end of period	0	0	3,947
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.51	$11.75	$11.68	$8.84	$6.76	$10.34	$10.75
Value at end of period	$18.75	$13.51	$11.75	$11.68	$8.84	$6.76	$10.34
Number of accumulation units outstanding at end of period	0	0	35,196	56	75	75	75
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$26.10	$22.84	$23.47	$18.91	$14.85	$21.58	$22.93
Value at end of period	$35.89	$26.10	$22.84	$23.47	$18.91	$14.85	$21.58
Number of accumulation units outstanding at end of period	52,556	28,708	109,344	19,003	14,741	12,630	13,555
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.54	$12.17	$12.84
Value at end of period	$14.74	$13.54	$12.17
Number of accumulation units outstanding at end of period	0	0	48,705
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.28	$11.73	$12.78
Value at end of period	$15.42	$13.28	$11.73
Number of accumulation units outstanding at end of period	0	0	159,373
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.43	$11.69	$12.98
Value at end of period	$16.13	$13.43	$11.69
Number of accumulation units outstanding at end of period	0	0	202,899
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.42	$11.65	$13.02
Value at end of period	$16.54	$13.42	$11.65
Number of accumulation units outstanding at end of period	0	0	284,222
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.67	$10.98	$12.28
Value at end of period	$15.61	$12.67	$10.98
Number of accumulation units outstanding at end of period	0	0	16,886

CFI 33

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$13.63	$12.44	$12.89
Value at end of period	$14.55	$13.63	$12.44
Number of accumulation units outstanding at end of period	0	0	110,895
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.18	$15.33	$15.09	$13.62	$11.57	$15.17	$14.94
Value at end of period	$19.23	$17.18	$15.33	$15.09	$13.62	$11.57	$15.17
Number of accumulation units outstanding at end of period	0	0	1,288	0	32	32	32
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.28	$12.44	$12.84	$11.38	$9.11	$14.27	$14.65
Value at end of period	$17.44	$14.28	$12.44	$12.84	$11.38	$9.11	$14.27
Number of accumulation units outstanding at end of period	0	0	2,128	372	372	371	499
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$15.40	$13.58	$13.69	$12.24	$10.07	$14.51	$14.65
Value at end of period	$17.92	$15.40	$13.58	$13.69	$12.24	$10.07	$14.51
Number of accumulation units outstanding at end of period	0	0	13,363	155	155	162	187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.86	$14.75	$15.37
Value at end of period	$20.56	$16.86	$14.75
Number of accumulation units outstanding at end of period	0	0	228,698
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.34	$14.50	$15.08	$11.44	$7.83	$14.18	$14.23
Value at end of period	$22.66	$16.34	$14.50	$15.08	$11.44	$7.83	$14.18
Number of accumulation units outstanding at end of period	106,306	112,142	176,393	116,394	114,829	109,614	100,281
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$20.14	$17.22	$18.44
Value at end of period	$26.08	$20.14	$17.22
Number of accumulation units outstanding at end of period	0	0	20,738
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$19.61	$16.53	$16.74	$14.35	$10.06	$17.44	$17.52
Value at end of period	$27.26	$19.61	$16.53	$16.74	$14.35	$10.06	$17.44
Number of accumulation units outstanding at end of period	139,081	123,037	312,740	84,378	84,895	79,027	76,726
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.46	$7.97	$9.08	$8.35	$6.33	$10.21
Value at end of period	$11.35	$9.46	$7.97	$9.08	$8.35	$6.33
Number of accumulation units outstanding at end of period	84,989	76,474	72,328	47,029	39,236	35,677
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.88	$11.34	$11.37	$10.40	$8.12	$11.65	$11.87
Value at end of period	$16.62	$12.88	$11.34	$11.37	$10.40	$8.12	$11.65
Number of accumulation units outstanding at end of period	3,627	3,934	13,133	4,671	5,022	5,627	6,242

CFI 34

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.05	$8.60	$9.69
Value at end of period	$11.97	$9.05	$8.60
Number of accumulation units outstanding at end of period	0	0	4,212
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.58	$14.51	$15.14	$12.10	$9.57	$15.82	$17.76
Value at end of period	$21.57	$16.58	$14.51	$15.14	$12.10	$9.57	$15.82
Number of accumulation units outstanding at end of period	0	0	118,599	73	107	107	107
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.63	$15.45	$17.65
Value at end of period	$23.57	$18.63	$15.45
Number of accumulation units outstanding at end of period	0	0	147,103
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$83.36	$69.12	$84.36
Value at end of period	$90.14	$83.36	$69.12
Number of accumulation units outstanding at end of period	0	0	33,584
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.06	$13.64	$15.30
Value at end of period	$22.61	$16.06	$13.64
Number of accumulation units outstanding at end of period	0	0	2,739
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.28	$12.86	$14.00
Value at end of period	$16.59	$14.28	$12.86
Number of accumulation units outstanding at end of period	0	0	9,119
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.56	$16.18	$15.25
Value at end of period	$15.91	$17.56	$16.18
Number of accumulation units outstanding at end of period	0	0	36,423
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.21	$8.24	$10.61
Value at end of period	$9.01	$9.21	$8.24
Number of accumulation units outstanding at end of period	0	0	18,122
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.24	$14.89	$16.07
Value at end of period	$19.28	$17.24	$14.89
Number of accumulation units outstanding at end of period	0	0	40,883
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.92	$8.97	$10.86
Value at end of period	$14.10	$10.92	$8.97
Number of accumulation units outstanding at end of period	0	0	7,105

CFI 35

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$34.30	$29.67	$31.99
Value at end of period	$34.99	$34.30	$29.67
Number of accumulation units outstanding at end of period	0	0	26,118
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.07	$11.42	$11.02
Value at end of period	$11.80	$12.07	$11.42
Number of accumulation units outstanding at end of period	0	0	2,618
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2011)
Value at beginning of period	$15.90	$13.21	$14.73
Value at end of period	$21.23	$15.90	$13.21
Number of accumulation units outstanding at end of period	0	0	231,025
WANGER INTERNATIONAL
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.04	$9.10	$11.09
Value at end of period	$13.48	$11.04	$9.10
Number of accumulation units outstanding at end of period	0	0	5,069
WANGER SELECT
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.09	$14.46	$17.72
Value at end of period	$22.95	$17.09	$14.46
Number of accumulation units outstanding at end of period	0	0	125,289
WANGER USA
(Funds were first received in this option during July 2011)
Value at beginning of period	$17.78	$14.84	$17.40
Value at end of period	$23.73	$17.78	$14.84
Number of accumulation units outstanding at end of period	0	0	52,165
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.75	$13.14	$13.45
Value at end of period	$19.41	$14.75	$13.14
Number of accumulation units outstanding at end of period	0	0	113,798
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$27.86	$24.61	$26.53
Value at end of period	$38.40	$27.86	$24.61
Number of accumulation units outstanding at end of period	0	0	48,205

TABLE 5
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.44	$13.47	$14.25	$13.42
Value at end of period	$20.75	$15.44	$13.47	$14.25
Number of accumulation units outstanding at end of period	313	297	15	6

CFI 36

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.59	$12.77	$11.33	$10.92
Value at end of period	$12.32	$13.59	$12.77	$11.33
Number of accumulation units outstanding at end of period	593	6,582	9,470	1,690
ARIEL FUND
(Funds were first received in this option during April 2011)
Value at beginning of period	$19.19	$15.99	$19.62
Value at end of period	$27.69	$19.19	$15.99
Number of accumulation units outstanding at end of period	0	0	96
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.93	$7.94	$8.58	$8.13	$5.64
Value at end of period	$12.40	$9.93	$7.94	$8.58	$8.13
Number of accumulation units outstanding at end of period	53	473	316	1,949	145
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.77	$10.99	$11.91
Value at end of period	$18.40	$12.77	$10.99
Number of accumulation units outstanding at end of period	24	18	2,700
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13	$11.23
Value at end of period	$18.42	$15.65	$14.20	$13.61	$12.17	$9.74	$14.22	$13.87	$12.79	$12.13
Number of accumulation units outstanding at end of period	415	2,991	7,853	3,078	42	100	95	7,566	43,891	99,892
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.94	$8.66	$9.15	$7.22
Value at end of period	$12.97	$9.94	$8.66	$9.15
Number of accumulation units outstanding at end of period	0	0	0	47,730
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06	$18.20
Value at end of period	$22.13	$18.46	$15.52	$18.01	$16.51	$11.89	$20.06
Number of accumulation units outstanding at end of period	1,557	1,195	2,703	202,204	453	259	73,974
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50	$13.45
Value at end of period	$31.71	$24.21	$20.85	$21.45	$18.34	$13.55	$23.63	$20.14	$18.08	$15.50
Number of accumulation units outstanding at end of period	96,589	238,720	238,424	458,761	18,750	20,555	106,326	434,646	361,094	756,701
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01	$11.69
Value at end of period	$21.44	$16.77	$14.33	$14.23	$12.39	$9.54	$16.68	$16.47	$13.73	$13.01
Number of accumulation units outstanding at end of period	21,819	89,416	93,694	132,701	11,560	11,805	12,643	268,626	202,845	553,784
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61	$11.26
Value at end of period	$21.49	$15.80	$13.81	$13.82	$11.16	$8.72	$16.54	$13.06	$12.25	$11.61
Number of accumulation units outstanding at end of period	53,249	156,769	155,677	161,664	7,718	8,552	8,303	482,225	189,018	658,027
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00	$9.71
Value at end of period	$18.62	$14.31	$11.88	$14.38	$12.74	$10.10	$18.01	$15.39	$13.07	$11.00
Number of accumulation units outstanding at end of period	19,503	35,531	32,505	8,381	1,554	3,419	3,637	17,126	41,669	109,081

CFI 37

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2007)
Value at beginning of period	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77	$19.75
Value at end of period	$31.84	$23.43	$19.84	$20.67	$16.16	$12.54	$18.77
Number of accumulation units outstanding at end of period	38,388	86,728	83,559	98,563	46	26	19,397
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.61	$9.08	$9.28	$7.52
Value at end of period	$13.92	$10.61	$9.08	$9.28
Number of accumulation units outstanding at end of period	0	0	0	26,633
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97	$17.44
Value at end of period	$28.32	$21.61	$18.62	$19.28	$15.84	$11.70	$15.97
Number of accumulation units outstanding at end of period	1,046	818	1,561	2,924	685	815	635
ING BALANCED PORTFOLIO
Value at beginning of period	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28	$12.17
Value at end of period	$20.13	$17.29	$15.25	$15.49	$13.61	$11.44	$15.96	$15.15	$13.81	$13.28
Number of accumulation units outstanding at end of period	87,159	125,251	127,231	129,977	39,380	43,294	48,556	46,964	572,911	1,049,384
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36	$20.28
Value at end of period	$32.55	$23.50	$19.69	$19.31	$15.30	$11.35	$19.36
Number of accumulation units outstanding at end of period	2,069	2,091	3,231	28,664	1,926	1,616	2,113
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.62	$13.19	$12.62	$11.83	$9.87	$13.88	$13.75
Value at end of period	$22.49	$15.62	$13.19	$12.62	$11.83	$9.87	$13.88
Number of accumulation units outstanding at end of period	5,440	642	577	7,119	61	3,896	205
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.65	$9.30	$9.44	$8.33	$6.40	$10.51	$10.70
Value at end of period	$14.17	$10.65	$9.30	$9.44	$8.33	$6.40	$10.51
Number of accumulation units outstanding at end of period	9,858	35,404	31,886	22,579	6,596	6,086	6,449
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	75	40	1	84,966	388	356
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16	$12.16
Value at end of period	$13.82	$13.57	$11.78	$10.78	$8.45	$6.23	$10.16
Number of accumulation units outstanding at end of period	1,589	1,994	1,518	71	309	309	297
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34	$23.12
Value at end of period	$28.44	$21.16	$18.90	$19.87	$17.78	$13.54	$22.34
Number of accumulation units outstanding at end of period	136	136	136	5,907	767	602	261
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41	$11.12
Value at end of period	$16.43	$11.77	$10.33	$10.64	$8.51	$6.84	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	287

CFI 38

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18	$15.91
Value at end of period	$22.57	$16.63	$14.55	$16.38	$12.79	$9.21	$15.18
Number of accumulation units outstanding at end of period	519	717	616	14,269	152	91	41
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21	$10.02
Value at end of period	$15.09	$15.76	$14.64	$14.15	$12.11	$9.98	$11.85	$10.92	$10.21
Number of accumulation units outstanding at end of period	26,666	126,185	150,574	80,815	4,910	4,260	3,783	124,184	77,967
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.71	$12.09	$13.34	$10.99	$8.01	$13.61	$9.70
Value at end of period	$13.27	$11.71	$12.09	$13.34	$10.99	$8.01	$13.61
Number of accumulation units outstanding at end of period	1,801	2,003	7,421	76,102	11,222	8,798	12,208
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.22	$16.78	$15.66	$15.53
Value at end of period	$16.86	$17.22	$16.78	$15.66
Number of accumulation units outstanding at end of period	2,626	1,934	811	301
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75	$8.10
Value at end of period	$15.88	$12.18	$10.55	$10.61	$9.32	$7.17	$11.52	$10.76	$9.44	$8.75
Number of accumulation units outstanding at end of period	173,367	269,718	272,902	310,416	125,289	138,850	159,937	75,268	2,061,293	3,746,930
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87	$10.76
Value at end of period	$19.73	$14.88	$13.03	$13.08	$11.50	$9.36	$14.94	$14.26	$12.48	$11.87
Number of accumulation units outstanding at end of period	31,862	99,583	98,686	46,527	16,104	16,232	16,811	246,214	328,361	714,616
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56	$17.68
Value at end of period	$40.48	$30.16	$25.69	$26.05	$21.42	$16.30	$26.18	$24.88	$22.79	$20.56
Number of accumulation units outstanding at end of period	34,697	88,735	86,553	149,806	4,981	5,005	26,753	179,477	139,928	315,406
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34	$13.42
Value at end of period	$29.76	$20.91	$18.65	$18.84	$15.37	$12.34	$18.63	$19.92	$17.54	$16.34
Number of accumulation units outstanding at end of period	6,638	21,058	22,072	93,201	3,055	2,428	12,579	116,439	98,580	195,698
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.78	$11.05	$11.70
Value at end of period	$15.82	$12.78	$11.05
Number of accumulation units outstanding at end of period	25	17	9
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83	$14.18
Value at end of period	$21.75	$21.83	$20.01	$18.65	$17.02	$15.29	$16.75	$15.84	$15.26	$14.83
Number of accumulation units outstanding at end of period	25,080	101,996	90,151	139,371	13,448	31,797	62,115	179,852	166,953	351,224
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	7,991	19,122	21,403	9,245	2,282

CFI 39

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.64	$12.31	$14.51	$14.19	$11.18	$19.59	$19.92
Value at end of period	$17.70	$14.64	$12.31	$14.51	$14.19	$11.18	$19.59
Number of accumulation units outstanding at end of period	29,299	73,517	68,812	31,783	1,600	1,601	1,600
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65	$15.83
Value at end of period	$21.27	$15.80	$13.35	$13.67	$11.90	$9.28	$14.65
Number of accumulation units outstanding at end of period	0	0	0	5,182	0	0	279
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16	$10.18
Value at end of period	$18.75	$14.56	$13.37	$13.55	$12.09	$9.88	$12.52	$12.12	$11.16
Number of accumulation units outstanding at end of period	347,145	885,952	855,441	159,124	13,635	12,532	14,448	773,134	1,465
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16	$13.80
Value at end of period	$18.39	$13.77	$12.05	$12.35	$11.00	$8.90	$13.16
Number of accumulation units outstanding at end of period	431	414	591	3,262	350	321	199
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25	$24.31
Value at end of period	$22.96	$24.42	$20.55	$25.21	$21.01	$12.28	$25.25
Number of accumulation units outstanding at end of period	458	547	1,156	163	163	75	630
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50	$19.42
Value at end of period	$30.30	$23.09	$19.29	$18.99	$15.48	$12.35	$18.50
Number of accumulation units outstanding at end of period	1,225	657	0	5,736	1,870	2,484	2,532
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.27	$10.41	$10.33
Value at end of period	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	13,229	39,568	30,626
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27	$9.98
Value at end of period	$13.33	$10.21	$8.92	$8.64	$7.26	$6.46	$9.27
Number of accumulation units outstanding at end of period	140,431	336,551	344,568	364,387	5,911	6,475	6,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.81	$16.06	$15.85	$14.47	$12.30	$15.88	$16.27
Value at end of period	$21.09	$17.81	$16.06	$15.85	$14.47	$12.30	$15.88
Number of accumulation units outstanding at end of period	8,301	8,304	8,304	8,303	8,301	8,303	8,303
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.32	$18.86	$17.77	$15.67	$11.83	$19.04	$18.42
Value at end of period	$25.55	$21.32	$18.86	$17.77	$15.67	$11.83	$19.04
Number of accumulation units outstanding at end of period	1,056	828	765	6,811	1,201	979	701

CFI 40

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.39	$17.90	$18.04	$13.72
Value at end of period	$26.84	$20.39	$17.90	$18.04
Number of accumulation units outstanding at end of period	21,264	31,648	29,105	14,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23	$12.14
Value at end of period	$14.04	$14.07	$14.10	$14.14	$14.14	$14.13	$13.79	$13.15	$12.57	$12.23
Number of accumulation units outstanding at end of period	85,264	294,949	284,731	96,671	1,351	5,139	4,291	1,706	140,435	405,783
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42	$11.36
Value at end of period	$14.71	$11.29	$10.24	$10.73	$9.26	$7.46	$11.42
Number of accumulation units outstanding at end of period	6,726	12,634	11,305	3,534	422	359	16,135
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23	$10.15
Value at end of period	$20.67	$15.70	$13.43	$14.65	$12.66	$9.09	$14.70	$13.83	$12.23
Number of accumulation units outstanding at end of period	112,764	375,352	381,617	211,304	18,565	22,623	68,286	445,063	8,334
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77	$11.80
Value at end of period	$19.28	$18.30	$16.09	$15.44	$13.55	$9.09	$11.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.87	$16.61	$16.12	$15.03	$13.38	$13.44	$12.92
Value at end of period	$17.49	$17.87	$16.61	$16.12	$15.03	$13.38	$13.44
Number of accumulation units outstanding at end of period	943	1,601	2,235	190,884	2,583	2,219	1,254
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27	$11.40
Value at end of period	$20.21	$18.03	$15.56	$15.71	$13.23	$7.94	$11.27
Number of accumulation units outstanding at end of period	1,786	1,260	930	965	788	268	2
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.85	$14.76	$14.20	$11.40
Value at end of period	$22.19	$16.85	$14.76	$14.20
Number of accumulation units outstanding at end of period	0	0	0	3,486
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.86	$9.42	$9.21	$8.23	$6.97
Value at end of period	$14.31	$10.86	$9.42	$9.21	$8.23
Number of accumulation units outstanding at end of period	0	0	0	3,413	796
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31	$10.84
Value at end of period	$18.63	$13.43	$11.69	$11.62	$8.80	$6.74	$10.31
Number of accumulation units outstanding at end of period	70,513	314,376	324,939	35,169	584	611	582
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87	$13.91
Value at end of period	$35.61	$25.91	$22.68	$23.32	$18.80	$14.77	$21.48	$20.33	$17.45	$15.87
Number of accumulation units outstanding at end of period	20,639	54,120	55,124	88,279	3,545	4,167	4,638	35,528	50,681	118,229

CFI 41

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.48	$12.13	$12.25	$11.04	$9.05	$12.40	$12.13
Value at end of period	$14.67	$13.48	$12.13	$12.25	$11.04	$9.05	$12.40
Number of accumulation units outstanding at end of period	9,842	22,350	14,717	57,860	5	5	187,611
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87	$12.59
Value at end of period	$15.35	$13.23	$11.69	$12.09	$10.65	$8.49	$12.87
Number of accumulation units outstanding at end of period	40,721	57,966	50,074	138,473	4,187	3,925	253,906
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32	$12.96
Value at end of period	$16.06	$13.38	$11.65	$12.25	$10.72	$8.37	$13.32
Number of accumulation units outstanding at end of period	49,183	89,230	68,010	153,460	1,379	853	232,729
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75	$13.31
Value at end of period	$16.46	$13.37	$11.61	$12.27	$10.68	$8.25	$13.75
Number of accumulation units outstanding at end of period	59,086	68,053	45,607	207,136	0	0	83,862
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.65	$10.98	$11.60	$10.75
Value at end of period	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	5,864	297	66	2,762
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66	$11.37
Value at end of period	$14.49	$13.58	$12.40	$12.39	$11.33	$9.69	$11.66
Number of accumulation units outstanding at end of period	614	2,150	2,947	88,986	0	0	35,163
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78	$11.86
Value at end of period	$19.08	$17.06	$15.23	$15.00	$13.54	$11.51	$15.10	$14.31	$13.24	$12.78
Number of accumulation units outstanding at end of period	7,248	21,175	20,935	2,171	524	1,190	1,174	104	12,094	35,604
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33	$10.14
Value at end of period	$17.31	$14.18	$12.36	$12.76	$11.32	$9.06	$14.20	$13.55	$12.00	$11.33
Number of accumulation units outstanding at end of period	2,384	3,655	4,651	3,363	1,364	1,423	1,618	1,440	66,389	164,165
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85	$10.78
Value at end of period	$17.78	$15.29	$13.49	$13.60	$12.17	$10.02	$14.44	$13.73	$12.38	$11.85
Number of accumulation units outstanding at end of period	1,170	14,658	13,765	11,931	6,623	6,618	6,623	748	39,577	93,533
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11	$13.44
Value at end of period	$20.47	$16.79	$14.71	$14.33	$12.60	$9.48	$13.11
Number of accumulation units outstanding at end of period	7,820	7,575	7,243	211,022	8,508	8,135	7,421
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54	$9.95
Value at end of period	$21.95	$16.75	$14.46	$15.05	$11.74	$7.81	$14.18	$12.54	$11.54
Number of accumulation units outstanding at end of period	39,017	67,934	66,180	84,000	26,332	28,558	28,848	221,863	4,982

CFI 42

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91	$18.96
Value at end of period	$25.94	$20.04	$17.14	$17.34	$15.12	$12.13	$18.91
Number of accumulation units outstanding at end of period	104	93	821	23,085	47	1	46,886
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23	$12.05
Value at end of period	$27.05	$19.47	$16.42	$16.63	$14.27	$10.01	$17.36	$15.83	$14.01	$13.23
Number of accumulation units outstanding at end of period	12,319	58,142	45,946	203,597	2,350	3,113	3,794	2,492	156,687	355,183
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	12,563	21,810	24,026	12,754	5,403	6,036
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93	$13.79
Value at end of period	$19.45	$14.77	$12.79	$12.59	$11.00	$8.74	$13.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	58,802
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.21	$37.20
Value at end of period	$50.61	$36.21
Number of accumulation units outstanding at end of period	1,766	5,110
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79	$8.09
Value at end of period	$16.50	$12.80	$11.27	$11.30	$10.34	$8.08	$11.60	$10.75	$9.24	$8.79
Number of accumulation units outstanding at end of period	4,041	20,343	18,670	8,437	60	60	60	77,519	23,726	67,574
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$9.02	$8.58	$9.13	$7.22
Value at end of period	$11.93	$9.02	$8.58	$9.13
Number of accumulation units outstanding at end of period	0	0	0	1,147
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71	$14.56
Value at end of period	$21.43	$16.49	$14.43	$15.07	$12.04	$9.54	$15.77	$15.71
Number of accumulation units outstanding at end of period	28,984	128,754	128,102	120,327	16	55	55	93,847
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.93	$10.80	$11.27
Value at end of period	$16.42	$11.93	$10.80
Number of accumulation units outstanding at end of period	27	18	309
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48	$17.71
Value at end of period	$23.46	$18.55	$15.40	$16.71	$14.86	$10.84	$17.48
Number of accumulation units outstanding at end of period	0	0	2,063	152,419	1,109	1,003	692
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67	$69.81
Value at end of period	$89.54	$82.84	$68.72	$84.12	$66.41	$36.63	$70.67
Number of accumulation units outstanding at end of period	903	765	1,095	34,387	923	642	20

CFI 43

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34	$12.89
Value at end of period	$22.51	$16.00	$13.60	$13.94	$11.32	$8.27	$13.34
Number of accumulation units outstanding at end of period	0	0	308	2,689	610	289	25
PAX WORLD BALANCED FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.20	$12.79	$13.06	$10.89
Value at end of period	$16.47	$14.20	$12.79	$13.06
Number of accumulation units outstanding at end of period	0	0	0	9,263
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26	$11.45
Value at end of period	$15.83	$17.49	$16.12	$14.47	$13.42	$11.37	$12.26
Number of accumulation units outstanding at end of period	38	829	817	25,893	878	878	55,776
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81	$12.55
Value at end of period	$8.98	$9.18	$8.22	$10.76	$9.31	$5.34	$12.81
Number of accumulation units outstanding at end of period	180	180	18,278	40,120	18,362	18,253	18,219
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45	$12.60
Value at end of period	$19.19	$17.17	$14.83	$15.12	$12.84	$8.02	$12.45
Number of accumulation units outstanding at end of period	1,756	1,728	1,683	45,663	1,811	718	641
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.90	$8.95	$10.48	$8.40	$5.48	$7.98
Value at end of period	$14.06	$10.90	$8.95	$10.48	$8.40	$5.48
Number of accumulation units outstanding at end of period	293	246	3,294	6,334	162	31
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46	$21.22
Value at end of period	$34.77	$34.10	$29.52	$30.31	$26.97	$22.75	$21.46
Number of accumulation units outstanding at end of period	2,502	2,106	1,930	28,543	3,225	2,584	1,475
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.04	$11.40	$10.73	$10.55
Value at end of period	$11.77	$12.04	$11.40	$10.73
Number of accumulation units outstanding at end of period	0	0	0	2,489
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18	$15.79
Value at end of period	$21.13	$15.83	$13.16	$13.87	$12.38	$9.23	$15.18
Number of accumulation units outstanding at end of period	644	541	782	218,149	470	1,011	579
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55	$10.94
Value at end of period	$13.43	$11.01	$9.08	$10.66	$8.55	$5.72	$10.55
Number of accumulation units outstanding at end of period	2,401	2,271	5,513	6,894	474	275	8

CFI 44

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER SELECT
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49	$16.44
Value at end of period	$22.84	$17.02	$14.40	$17.54	$13.89	$8.38	$16.49
Number of accumulation units outstanding at end of period	468	274	303	120,047	1,265	841	41,726
WANGER USA
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63	$14.64
Value at end of period	$23.62	$17.70	$14.79	$15.36	$12.48	$8.80	$14.63
Number of accumulation units outstanding at end of period	778	1,064	1,028	50,005	450	396	25,430
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71	$14.65
Value at end of period	$19.31	$14.68	$13.09	$12.26	$10.85	$9.14	$13.71
Number of accumulation units outstanding at end of period	771	814	839	120,051	226	184	117
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$27.69	$24.47	$25.07	$20.11
Value at end of period	$38.14	$27.69	$24.47	$25.07
Number of accumulation units outstanding at end of period	0	0	0	45,589

TABLE 6
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$15.41	$13.45	$14.24	$12.46
Value at end of period	$20.70	$15.41	$13.45	$14.24
Number of accumulation units outstanding at end of period	407	185	161	19
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.17	$10.97	$11.22	$9.70	$7.90
Value at end of period	$14.90	$12.17	$10.97	$11.22	$9.70
Number of accumulation units outstanding at end of period	24,314	28,567	19,813	19,116	9,708
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.42	$11.37	$11.18	$10.00	$8.19
Value at end of period	$16.07	$12.42	$11.37	$11.18	$10.00
Number of accumulation units outstanding at end of period	35,420	31,039	25,060	21,015	11,231
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.56	$12.75	$11.32	$10.76	$10.20
Value at end of period	$12.29	$13.56	$12.75	$11.32	$10.76
Number of accumulation units outstanding at end of period	2,353	3,620	2,392	4,053	4,657
ARIEL FUND
(Funds were first received in this option during January 2013)
Value at beginning of period	$18.93
Value at end of period	$27.52
Number of accumulation units outstanding at end of period	4,615

CFI 45

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.90	$7.92	$8.57	$8.11	$5.82	$8.64
Value at end of period	$12.36	$9.90	$7.92	$8.57	$8.11	$5.82
Number of accumulation units outstanding at end of period	7,358	2,721	2,546	1,233	7,775	7,259
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.75	$10.98	$11.79	$10.63
Value at end of period	$18.37	$12.75	$10.98	$11.79
Number of accumulation units outstanding at end of period	10,959	7,028	6,840	4,984
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.77	$15.74	$15.88	$12.39
Value at end of period	$23.61	$17.77	$15.74	$15.88
Number of accumulation units outstanding at end of period	2,609	2,480	3,972	4,253
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15	$14.57
Value at end of period	$18.28	$15.54	$14.10	$13.53	$12.10	$9.69	$14.15
Number of accumulation units outstanding at end of period	5,608	5,656	4,749	6,428	8,552	7,776	3,060
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.98	$9.51	$9.84
Value at end of period	$11.28	$10.98	$9.51
Number of accumulation units outstanding at end of period	575	11,435	12,148
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.91	$8.65	$9.14	$7.88	$6.21	$8.64
Value at end of period	$12.93	$9.91	$8.65	$9.14	$7.88	$6.21
Number of accumulation units outstanding at end of period	3,024	4,235	6,732	4,647	32,562	154
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.96	$9.43	$9.89	$8.07	$6.12	$9.06
Value at end of period	$14.76	$10.96	$9.43	$9.89	$8.07	$6.12
Number of accumulation units outstanding at end of period	2,111	1,525	1,303	1,470	1,131	650
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89	$14.06
Value at end of period	$22.02	$18.38	$15.46	$17.95	$16.46	$11.86	$20.02	$16.89
Number of accumulation units outstanding at end of period	66,676	60,361	50,519	47,859	214,093	197,719	126,355	68
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45	$13.58
Value at end of period	$31.46	$24.04	$20.71	$21.31	$18.24	$13.48	$23.51	$20.06	$18.01	$15.45
Number of accumulation units outstanding at end of period	97,006	98,760	95,945	308,801	737,447	694,989	351,410	225	302,958	202,144
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60	$18.11
Value at end of period	$21.27	$16.65	$14.24	$14.14	$12.32	$9.49	$16.60
Number of accumulation units outstanding at end of period	46,714	64,898	65,858	153,469	299,834	292,021	137,220
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46	$17.01
Value at end of period	$21.32	$15.68	$13.72	$13.73	$11.09	$8.67	$16.46
Number of accumulation units outstanding at end of period	102,025	97,948	95,959	243,469	406,574	409,765	166,932

CFI 46

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92	$18.40
Value at end of period	$18.47	$14.20	$11.80	$14.29	$12.67	$10.04	$17.92
Number of accumulation units outstanding at end of period	7,913	10,365	10,351	36,295	53,660	46,047	9,223
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71	$20.51
Value at end of period	$31.64	$23.29	$19.74	$20.57	$16.09	$12.49	$18.71
Number of accumulation units outstanding at end of period	18,668	18,308	17,562	84,684	179,700	159,550	90,406
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.59	$9.07	$9.27	$8.16	$6.14	$8.98
Value at end of period	$13.88	$10.59	$9.07	$9.27	$8.16	$6.14
Number of accumulation units outstanding at end of period	20,319	14,117	4,102	3,061	15,264	549
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93	$17.52
Value at end of period	$28.15	$21.50	$18.53	$19.19	$15.78	$11.66	$15.93
Number of accumulation units outstanding at end of period	18,154	14,945	10,382	8,897	11,808	10,525	2,846
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88	$16.18
Value at end of period	$19.97	$17.16	$15.15	$15.40	$13.53	$11.38	$15.88
Number of accumulation units outstanding at end of period	26,337	26,337	28,128	109,951	206,017	217,775	142,186
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84	$11.96
Value at end of period	$32.36	$23.38	$19.59	$19.23	$15.24	$11.31	$19.31	$18.25	$15.88	$14.84
Number of accumulation units outstanding at end of period	17,450	16,180	15,243	16,501	42,073	42,300	26,297	91	56,407	16,321
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.56	$13.15	$12.59	$11.80	$9.86	$13.86	$14.05
Value at end of period	$22.39	$15.56	$13.15	$12.59	$11.80	$9.86	$13.86
Number of accumulation units outstanding at end of period	141,461	149,517	138,376	131,655	133,868	116,461	5,337
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.61	$9.28	$9.43	$8.32	$6.39	$10.50	$11.11
Value at end of period	$14.12	$10.61	$9.28	$9.43	$8.32	$6.39	$10.50
Number of accumulation units outstanding at end of period	27,828	25,121	25,340	45,487	57,151	56,575	16,961
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.36	$9.83	$10.40	$8.96	$6.72	$9.75
Value at end of period	$12.81	$12.36	$9.83	$10.40	$8.96	$6.72
Number of accumulation units outstanding at end of period	6,771	6,583	5,800	3,908	80,001	76,690
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.53	$11.74	$10.76	$8.43	$6.22	$11.37
Value at end of period	$13.76	$13.53	$11.74	$10.76	$8.43	$6.22
Number of accumulation units outstanding at end of period	19,494	28,176	25,119	16,748	9,684	8,764
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27	$23.55
Value at end of period	$28.27	$21.04	$18.80	$19.78	$17.71	$13.49	$22.27
Number of accumulation units outstanding at end of period	4,874	6,946	6,097	7,636	7,515	6,384	1,101

CFI 47

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.73	$10.30	$10.62	$8.50	$6.84	$10.13
Value at end of period	$16.36	$11.73	$10.30	$10.62	$8.50	$6.84
Number of accumulation units outstanding at end of period	2,509	2,487	2,293	1,511	190	153
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16	$16.02
Value at end of period	$22.47	$16.57	$14.50	$16.33	$12.76	$9.20	$15.16
Number of accumulation units outstanding at end of period	10,640	15,168	11,856	11,751	16,015	7,926	5,092
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96	$11.77
Value at end of period	$14.86	$15.52	$14.59	$14.11	$12.08	$9.96	$11.96
Number of accumulation units outstanding at end of period	18,000	17,522	17,157	169,537	245,722	261,593	69,352
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.68	$12.05	$13.31	$10.97	$8.00	$13.61	$9.70
Value at end of period	$13.22	$11.68	$12.05	$13.31	$10.97	$8.00	$13.61
Number of accumulation units outstanding at end of period	41,071	56,820	57,962	56,434	90,162	81,647	25,508
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47	$11.94
Value at end of period	$15.76	$12.10	$10.48	$10.54	$9.26	$7.13	$11.47
Number of accumulation units outstanding at end of period	393,434	381,208	376,096	570,427	579,334	589,751	262,708
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87	$15.59
Value at end of period	$19.57	$14.77	$12.94	$12.99	$11.44	$9.31	$14.87
Number of accumulation units outstanding at end of period	31,913	37,581	38,953	136,641	178,682	188,676	46,123
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05	$27.78
Value at end of period	$40.16	$29.94	$25.51	$25.89	$21.30	$16.22	$26.05
Number of accumulation units outstanding at end of period	42,851	43,015	43,620	120,366	254,397	247,422	127,979
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29	$13.70
Value at end of period	$29.53	$20.76	$18.53	$18.72	$15.28	$12.28	$18.54	$19.83	$17.48	$16.29
Number of accumulation units outstanding at end of period	25,095	24,205	24,379	48,159	138,722	145,901	120,154	104	85,055	76,284
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78	$14.59
Value at end of period	$21.58	$21.67	$19.87	$18.53	$16.92	$15.21	$16.67	$15.77	$15.20	$14.78
Number of accumulation units outstanding at end of period	13,800	14,029	15,783	87,057	193,048	189,956	118,510	133	216,170	201,254
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.46	$7.15	$8.16	$7.59	$5.95	$8.89
Value at end of period	$10.24	$8.46	$7.15	$8.16	$7.59	$5.95
Number of accumulation units outstanding at end of period	25,434	23,602	23,173	44,026	41,437	779
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.55	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26	$10.51
Value at end of period	$17.59	$14.55	$12.24	$14.44	$14.13	$11.14	$19.53	$17.26	$13.38	$12.26
Number of accumulation units outstanding at end of period	25,325	26,978	29,904	97,634	125,108	108,669	34,521	7	35,283	10,662

CFI 48

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98	$12.84
Value at end of period	$21.15	$15.71	$13.28	$13.61	$11.85	$9.25	$14.61	$14.99	$12.98
Number of accumulation units outstanding at end of period	19,183	15,242	17,983	17,067	21,203	24,161	4,642	75	16
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78	$10.57
Value at end of period	$18.07	$14.51	$12.90	$13.08	$11.68	$9.55	$12.50	$12.11	$10.78
Number of accumulation units outstanding at end of period	35,481	32,418	27,527	842,148	955,201	895,039	177,948	132	21
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.72	$12.01	$12.31	$10.98	$8.88	$12.22
Value at end of period	$18.31	$13.72	$12.01	$12.31	$10.98	$8.88
Number of accumulation units outstanding at end of period	5,525	3,775	5,054	5,079	12,171	8,131
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22	$21.68
Value at end of period	$22.86	$24.32	$20.48	$25.13	$20.96	$12.25	$25.22
Number of accumulation units outstanding at end of period	6,220	5,300	6,796	7,788	8,089	5,401	6
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44	$19.42
Value at end of period	$30.12	$22.97	$19.20	$18.91	$15.42	$12.31	$18.44
Number of accumulation units outstanding at end of period	11,603	6,998	5,805	5,423	10,554	11,787	5,385
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.90	$14.28	$14.51	$11.49	$9.05	$12.63
Value at end of period	$23.40	$16.90	$14.28	$14.51	$11.49	$9.05
Number of accumulation units outstanding at end of period	7,723	2,953	2,183	1,042	818	1,075
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.26	$10.41	$10.33
Value at end of period	$16.00	$12.26	$10.41
Number of accumulation units outstanding at end of period	41,022	47,720	37,968
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26	$9.95
Value at end of period	$13.28	$10.18	$8.90	$8.62	$7.25	$6.45	$9.26
Number of accumulation units outstanding at end of period	258,904	266,003	254,646	223,254	582,644	605,802	308,523
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.29	$10.03	$10.20	$8.52	$6.61	$10.25
Value at end of period	$15.30	$11.29	$10.03	$10.20	$8.52	$6.61
Number of accumulation units outstanding at end of period	9,187	11,369	7,899	6,262	4,525	3,319
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$17.73	$16.00	$15.79	$14.42	$12.27	$15.58
Value at end of period	$20.98	$17.73	$16.00	$15.79	$14.42	$12.27
Number of accumulation units outstanding at end of period	1,158	942	895	889	5,312	3,661

CFI 49

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.24	$18.80	$17.72	$15.64	$11.81	$19.02	$18.67
Value at end of period	$25.44	$21.24	$18.80	$17.72	$15.64	$11.81	$19.02
Number of accumulation units outstanding at end of period	15,712	7,210	7,461	7,794	13,312	9,758	253
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75	$15.90
Value at end of period	$26.67	$20.27	$17.80	$17.95	$13.81	$9.79	$15.75
Number of accumulation units outstanding at end of period	26,686	14,040	11,438	30,161	46,066	39,349	2,350
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73	$13.47
Value at end of period	$13.93	$13.97	$14.01	$14.05	$14.05	$14.05	$13.73
Number of accumulation units outstanding at end of period	204,519	61,427	79,086	393,924	478,360	582,760	21,423
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41	$12.08
Value at end of period	$14.65	$11.25	$10.21	$10.70	$9.24	$7.45	$11.41
Number of accumulation units outstanding at end of period	35,025	34,480	39,950	47,153	44,616	39,837	1,540
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22	$10.37
Value at end of period	$19.82	$15.64	$12.89	$14.07	$12.16	$8.74	$14.68	$13.82	$12.22
Number of accumulation units outstanding at end of period	125,328	125,842	127,648	527,317	748,437	777,795	260,194	18	632
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75	$11.42
Value at end of period	$19.20	$18.23	$16.03	$15.40	$13.52	$9.08	$11.75
Number of accumulation units outstanding at end of period	7,035	7,800	5,383	6,049	6,376	3,073	11
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.78	$16.53	$16.05	$14.97	$13.33	$13.40	$12.50
Value at end of period	$17.39	$17.78	$16.53	$16.05	$14.97	$13.33	$13.40
Number of accumulation units outstanding at end of period	32,448	32,729	36,804	35,058	164,363	118,713	59,517
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26	$11.11
Value at end of period	$20.13	$17.97	$15.51	$15.67	$13.21	$7.93	$11.26
Number of accumulation units outstanding at end of period	6,841	7,715	8,235	6,113	5,093	487	11
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.82	$14.74	$14.19	$12.61	$10.72
Value at end of period	$22.14	$16.82	$14.74	$14.19	$12.61
Number of accumulation units outstanding at end of period	1,287	484	238	63	479
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.84	$9.41	$9.20	$8.22	$6.96
Value at end of period	$14.27	$10.84	$9.41	$9.20	$8.22
Number of accumulation units outstanding at end of period	2,246	2,655	2,792	4,857	1,174

CFI 50

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.28	$13.22	$13.19	$12.30
Value at end of period	$20.03	$15.28	$13.22	$13.19
Number of accumulation units outstanding at end of period	3,049	820	755	706
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.17	$15.78	$16.18	$12.90	$11.43
Value at end of period	$24.44	$18.17	$15.78	$16.18	$12.90
Number of accumulation units outstanding at end of period	2,280	2,818	2,713	1,077	929
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.85	$10.15	$10.38	$8.69
Value at end of period	$15.85	$11.85	$10.15	$10.38
Number of accumulation units outstanding at end of period	833	800	106	106
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.33	$10.65	$11.12	$9.00
Value at end of period	$17.05	$12.33	$10.65	$11.12
Number of accumulation units outstanding at end of period	2,627	2,485	1,667	3,166
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27	$10.89
Value at end of period	$18.52	$13.36	$11.63	$11.57	$8.77	$6.71	$10.27
Number of accumulation units outstanding at end of period	9,139	7,793	7,066	326,577	354,565	370,460	2,269
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38	$22.91
Value at end of period	$35.33	$25.72	$22.53	$23.17	$18.69	$14.69	$21.38
Number of accumulation units outstanding at end of period	39,957	44,856	45,725	97,110	169,567	138,577	15,179
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.43	$12.09	$12.21	$11.01	$9.03	$12.38	$12.72
Value at end of period	$14.61	$13.43	$12.09	$12.21	$11.01	$9.03	$12.38
Number of accumulation units outstanding at end of period	140,378	5,551	19,205	24,314	67,379	55,755	27,937
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86	$13.42
Value at end of period	$15.28	$13.18	$11.65	$12.06	$10.63	$8.48	$12.86
Number of accumulation units outstanding at end of period	285,489	52,976	74,720	103,318	159,045	103,084	24,351
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30	$13.96
Value at end of period	$15.99	$13.33	$11.61	$12.21	$10.69	$8.36	$13.30
Number of accumulation units outstanding at end of period	255,412	57,288	60,602	86,872	187,609	113,613	27,960
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73	$13.66
Value at end of period	$16.39	$13.32	$11.57	$12.23	$10.66	$8.23	$13.73
Number of accumulation units outstanding at end of period	126,327	78,806	72,176	66,476	188,721	100,304	24,327

CFI 51

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.63	$12.38
Value at end of period	$15.56	$12.63
Number of accumulation units outstanding at end of period	4,589	1,734
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.68	$9.42	$9.37
Value at end of period	$12.32	$10.68	$9.42
Number of accumulation units outstanding at end of period	245	198	144
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64	$11.70
Value at end of period	$14.43	$13.53	$12.36	$12.35	$11.31	$9.68	$11.64
Number of accumulation units outstanding at end of period	13,561	0	0	2,977	88,528	91,871	56,354
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.30	$11.05
Value at end of period	$12.34	$11.30
Number of accumulation units outstanding at end of period	9,214	27
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03	$14.69
Value at end of period	$18.93	$16.94	$15.12	$14.90	$13.46	$11.45	$15.03
Number of accumulation units outstanding at end of period	15,034	13,093	13,471	32,301	31,603	34,021	7,354
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13	$14.64
Value at end of period	$17.17	$14.07	$12.27	$12.68	$11.25	$9.01	$14.13
Number of accumulation units outstanding at end of period	37,516	41,286	39,951	36,877	39,376	37,172	3,078
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38	$14.70
Value at end of period	$17.64	$15.18	$13.40	$13.52	$12.10	$9.96	$14.38
Number of accumulation units outstanding at end of period	20,548	20,955	22,138	31,739	55,566	52,428	8,094
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58	$11.12
Value at end of period	$20.38	$16.73	$14.66	$14.29	$12.57	$9.46	$13.09	$12.58
Number of accumulation units outstanding at end of period	66,437	51,267	44,656	46,121	217,293	167,505	62,812	108
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76	$14.48
Value at end of period	$21.85	$16.21	$14.00	$14.59	$11.38	$7.80	$13.76
Number of accumulation units outstanding at end of period	80,205	81,331	77,784	114,069	184,692	188,321	76,716
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47	$15.40
Value at end of period	$25.80	$19.95	$17.07	$17.28	$15.07	$12.10	$18.87	$18.36	$15.47
Number of accumulation units outstanding at end of period	20,774	19,591	18,111	16,403	32,001	25,956	13,793	76	13
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19	$11.67
Value at end of period	$26.84	$19.33	$16.30	$16.53	$14.19	$9.95	$17.28	$15.77	$13.96	$13.19
Number of accumulation units outstanding at end of period	63,797	60,508	56,616	97,603	276,585	289,013	200,701	71	264,015	113,711

CFI 52

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.07	$12.73	$14.57	$12.84	$9.36	$17.81
Value at end of period	$17.18	$15.07	$12.73	$14.57	$12.84	$9.36
Number of accumulation units outstanding at end of period	4,325	4,582	2,955	2,870	2,167	2,967
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$7.94	$9.05	$8.34	$6.33	$10.21
Value at end of period	$11.29	$9.41	$7.94	$9.05	$8.34	$6.33
Number of accumulation units outstanding at end of period	47,634	56,506	41,985	59,000	68,724	54,110
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.05	$9.10	$9.68	$9.01	$6.83	$10.69
Value at end of period	$14.39	$11.05	$9.10	$9.68	$9.01	$6.83
Number of accumulation units outstanding at end of period	6,639	4,557	4,220	2,321	1,474	398
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.67	$12.24	$11.45	$10.82	$10.25	$9.82
Value at end of period	$12.31	$12.67	$12.24	$11.45	$10.82	$10.25
Number of accumulation units outstanding at end of period	20,211	18,778	16,101	9,820	7,961	1,543
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.24	$12.94	$13.84	$12.34	$11.82
Value at end of period	$18.34	$14.24	$12.94	$13.84	$12.34
Number of accumulation units outstanding at end of period	765	964	703	666	127
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.19	$37.20
Value at end of period	$50.57	$36.19
Number of accumulation units outstanding at end of period	1,781	1,619
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54	$12.06
Value at end of period	$16.38	$12.71	$11.19	$11.23	$10.29	$8.04	$11.54
Number of accumulation units outstanding at end of period	7,561	11,710	12,509	38,020	48,596	60,385	6,961
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$23.52	$20.12	$20.47	$16.31	$11.30	$20.38
Value at end of period	$31.05	$23.52	$20.12	$20.47	$16.31	$11.30
Number of accumulation units outstanding at end of period	0	0	0	0	318	306
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.00	$8.56	$9.12	$7.43	$5.39	$7.94
Value at end of period	$11.89	$9.00	$8.56	$9.12	$7.43	$5.39
Number of accumulation units outstanding at end of period	0	0	0	0	268	172
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.99	$11.23	$11.47	$8.95
Value at end of period	$17.56	$12.99	$11.23	$11.47
Number of accumulation units outstanding at end of period	488	275	157	157
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98	$11.17
Value at end of period	$21.30	$16.39	$14.35	$15.00	$11.99	$9.50	$15.71	$15.67	$14.01	$12.98
Number of accumulation units outstanding at end of period	21,582	34,322	31,626	161,207	284,893	295,857	114,200	135	91,601	27,640

CFI 53

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.73
Value at end of period	$9.77
Number of accumulation units outstanding at end of period	26
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.89	$10.77	$11.14	$9.12	$7.01	$11.32
Value at end of period	$16.36	$11.89	$10.77	$11.14	$9.12	$7.01
Number of accumulation units outstanding at end of period	2,374	2,239	2,118	1,278	1,425	1,041
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2005)
Value at beginning of period	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64	$11.96
Value at end of period	$23.34	$18.47	$15.34	$16.65	$14.82	$10.81	$17.45	$15.10	$12.64
Number of accumulation units outstanding at end of period	62,786	57,207	50,767	50,962	191,754	163,521	101,026	88	14
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76	$39.59
Value at end of period	$88.94	$82.33	$68.33	$83.68	$66.10	$36.48	$70.40	$52.76
Number of accumulation units outstanding at end of period	7,557	7,434	7,115	7,690	34,513	29,836	21,822	23
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2006)
Value at beginning of period	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53	$11.96
Value at end of period	$22.41	$15.94	$13.55	$13.90	$11.30	$8.26	$13.33	$13.53
Number of accumulation units outstanding at end of period	5,403	3,238	3,247	3,032	1,911	1,170	87	83
PAX WORLD BALANCED FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77	$11.52
Value at end of period	$16.36	$14.11	$12.72	$12.99	$11.65	$9.63	$13.94	$12.77
Number of accumulation units outstanding at end of period	2,404	2,175	1,909	2,302	7,802	9,208	2,128	86
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24	$11.58
Value at end of period	$15.76	$17.41	$16.06	$14.42	$13.38	$11.34	$12.24
Number of accumulation units outstanding at end of period	15,529	17,612	14,980	14,362	25,400	17,789	1,294
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81	$13.42
Value at end of period	$8.95	$9.16	$8.20	$10.74	$9.29	$5.34	$12.81
Number of accumulation units outstanding at end of period	17,011	17,181	17,464	19,487	38,887	28,966	6,877
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43	$12.73
Value at end of period	$19.10	$17.09	$14.77	$15.07	$12.81	$8.00	$12.43
Number of accumulation units outstanding at end of period	4,870	4,547	5,674	6,327	44,347	42,787	36,834
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.87	$8.94	$10.46	$8.40	$5.48	$6.39
Value at end of period	$14.02	$10.87	$8.94	$10.46	$8.40	$5.48
Number of accumulation units outstanding at end of period	12,131	12,073	10,062	7,684	2,107	88

CFI 54

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39	$21.26
Value at end of period	$34.55	$33.91	$29.37	$30.17	$26.86	$22.66	$21.39
Number of accumulation units outstanding at end of period	24,385	29,160	29,492	28,205	56,272	48,185	14,707
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.01	$11.38	$10.72	$10.02	$8.75	$9.68
Value at end of period	$11.74	$12.01	$11.38	$10.72	$10.02	$8.75
Number of accumulation units outstanding at end of period	1,995	3,122	1,738	1,060	2,597	136
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40	$11.79
Value at end of period	$21.03	$15.76	$13.11	$13.82	$12.35	$9.21	$15.15	$13.71	$12.40
Number of accumulation units outstanding at end of period	84,560	74,283	72,655	72,540	263,366	250,525	173,779	231	15
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.70	$8.79	$10.36
Value at end of period	$3.73	$7.70	$8.79
Number of accumulation units outstanding at end of period	34,260	15,584	11,643
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55	$11.06
Value at end of period	$13.39	$10.97	$9.05	$10.64	$8.54	$5.72	$10.55
Number of accumulation units outstanding at end of period	5,477	8,992	11,488	9,674	8,016	6,521	1,992
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46	$17.81
Value at end of period	$22.73	$16.94	$14.34	$17.48	$13.85	$8.36	$16.46
Number of accumulation units outstanding at end of period	13,858	12,375	12,201	12,185	110,640	104,463	72,244
WANGER USA
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60	$15.64
Value at end of period	$23.51	$17.63	$14.73	$15.31	$12.45	$8.78	$14.60
Number of accumulation units outstanding at end of period	8,283	7,994	8,022	8,922	57,103	54,768	45,718
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during June 2006)
Value at beginning of period	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21	$11.52
Value at end of period	$19.22	$14.62	$13.04	$12.22	$10.82	$9.12	$13.68	$13.21
Number of accumulation units outstanding at end of period	56,662	55,989	50,887	54,243	163,758	154,599	77,601	85
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16	$25.99
Value at end of period	$37.89	$27.52	$24.33	$24.94	$20.41	$15.76	$23.16
Number of accumulation units outstanding at end of period	7,911	7,621	7,814	7,895	53,015	52,239	41,376

CFI 55

Condensed Financial Information (continued)

TABLE 7
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69	$11.84
Value at end of period	$18.14	$15.42	$14.01	$13.44	$12.03	$9.64	$14.08	$13.75	$12.69
Number of accumulation units outstanding at end of period	187	187	187	211	211	211	211	680	8,828
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87	$14.45
Value at end of period	$21.91	$18.30	$15.40	$17.89	$16.41	$11.84	$19.98	$16.87
Number of accumulation units outstanding at end of period	381	1,625	2,032	1,479	1,790	3,482	10,404	78,804
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94	$14.87
Value at end of period	$31.22	$23.86	$20.57	$21.18	$18.13	$13.41	$23.40	$19.97	$17.94
Number of accumulation units outstanding at end of period	10,508	16,639	18,953	22,201	24,727	25,935	58,605	146,993	406,492
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63	$12.61
Value at end of period	$21.11	$16.53	$14.14	$14.05	$12.25	$9.44	$16.52	$16.33	$13.63
Number of accumulation units outstanding at end of period	4,868	6,296	6,803	8,244	9,352	11,582	19,791	25,339	268,189
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16	$11.18
Value at end of period	$21.15	$15.57	$13.62	$13.64	$11.03	$8.63	$16.38	$12.95	$12.16
Number of accumulation units outstanding at end of period	10,849	12,881	14,211	17,805	21,537	25,554	38,850	46,498	508,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97	$10.61
Value at end of period	$18.33	$14.10	$11.72	$14.20	$12.60	$9.99	$17.84	$15.26	$12.97
Number of accumulation units outstanding at end of period	848	1,442	3,088	3,307	2,690	6,359	9,400	14,219	28,266
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45	$16.13
Value at end of period	$31.44	$23.16	$19.63	$20.47	$16.02	$12.45	$18.65	$19.17	$16.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,089	1,372	23,711	4,212
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27	$14.04
Value at end of period	$27.99	$21.38	$18.44	$19.11	$15.72	$11.62	$15.88	$16.41	$14.27
Number of accumulation units outstanding at end of period	8	8	8	8	8	11	116	2,150	4,873
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71	$12.97
Value at end of period	$19.82	$17.04	$15.05	$15.30	$13.45	$11.32	$15.80	$15.02	$13.71
Number of accumulation units outstanding at end of period	2,211	2,211	2,794	3,958	9,862	12,253	14,281	14,972	55,819

CFI 56

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85	$15.67
Value at end of period	$32.17	$23.25	$19.50	$19.14	$15.19	$11.27	$19.25	$18.21	$15.85
Number of accumulation units outstanding at end of period	172	172	172	172	550	1,446	4,560	4,663	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.58	$9.25	$9.41	$8.31	$6.39	$10.50	$10.70
Value at end of period	$14.07	$10.58	$9.25	$9.41	$8.31	$6.39	$10.50
Number of accumulation units outstanding at end of period	6,337	7,366	7,497	12,325	12,460	14,705	18,859
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$20.93	$18.71	$19.69	$17.64	$17.75
Value at end of period	$28.10	$20.93	$18.71	$19.69	$17.64
Number of accumulation units outstanding at end of period	6	6	6	6	6
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13	$15.46
Value at end of period	$22.37	$16.51	$14.45	$16.28	$12.73	$9.18	$15.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,450
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20	$10.01
Value at end of period	$14.95	$15.63	$14.54	$14.07	$12.18	$9.95	$11.94	$10.90	$10.20
Number of accumulation units outstanding at end of period	2,599	2,645	2,737	2,394	3,457	3,311	11,915	8,168	118,602
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.64	$12.02	$13.28	$10.96	$8.00	$13.60	$9.70
Value at end of period	$13.18	$11.64	$12.02	$13.28	$10.96	$8.00	$13.60
Number of accumulation units outstanding at end of period	972	1,129	1,176	1,237	1,236	3,381	4,631
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37	$8.47
Value at end of period	$15.63	$12.01	$10.41	$10.47	$9.21	$7.09	$11.41	$10.67	$9.37
Number of accumulation units outstanding at end of period	58,440	58,009	69,217	79,285	77,119	89,124	136,998	152,431	202,922
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39	$11.52
Value at end of period	$19.42	$14.66	$12.86	$12.91	$11.37	$9.26	$14.80	$14.14	$12.39
Number of accumulation units outstanding at end of period	8,242	11,910	12,360	36,464	41,410	25,117	35,735	46,236	295,355
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61	$19.59
Value at end of period	$39.85	$29.72	$25.34	$25.72	$21.17	$16.13	$25.93	$24.66	$22.61
Number of accumulation units outstanding at end of period	622	840	1,700	14,634	14,516	2,814	8,033	36,707	191,258
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41	$15.43
Value at end of period	$29.30	$20.61	$18.40	$18.60	$15.20	$12.21	$18.45	$19.75	$17.41
Number of accumulation units outstanding at end of period	79	376	1,161	1,491	1,490	1,644	4,818	22,671	114,046

CFI 57

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14	$14.71
Value at end of period	$21.41	$21.51	$19.74	$18.42	$16.82	$15.13	$16.59	$15.70	$15.14
Number of accumulation units outstanding at end of period	1,589	3,573	3,465	3,612	3,550	5,568	12,107	39,814	158,961
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.44	$7.13	$8.15	$7.58	$6.96
Value at end of period	$10.21	$8.44	$7.13	$8.15	$7.58
Number of accumulation units outstanding at end of period	207	207	275	275	275
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95	$12.19
Value at end of period	$21.03	$15.63	$13.22	$13.55	$11.81	$9.22	$14.56	$14.96	$12.95
Number of accumulation units outstanding at end of period	405	406	550	476	406	317	248	191	37
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15	$10.63
Value at end of period	$18.58	$14.92	$13.27	$13.47	$12.03	$9.84	$12.48	$12.09	$11.15
Number of accumulation units outstanding at end of period	8,270	9,698	10,403	12,300	13,962	16,732	35,553	39,629	736,384
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$13.66	$11.97	$13.29
Value at end of period	$18.23	$13.66	$11.97
Number of accumulation units outstanding at end of period	0	0	188
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53	$15.12
Value at end of period	$29.95	$22.85	$19.10	$18.83	$15.37	$12.27	$18.39	$18.03	$15.53
Number of accumulation units outstanding at end of period	92	2,470	1,447	1,343	1,232	1,631	3,214	2,132	4,373
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94	$13.12
Value at end of period	$23.30	$16.83	$14.23	$14.47	$11.46	$9.03	$12.94
Number of accumulation units outstanding at end of period	0	2,900	2,730	2,561	2,375	2,374	1,981
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.24	$10.40	$10.33
Value at end of period	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	10,846	11,252	12,554
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25	$9.45
Value at end of period	$13.23	$10.14	$8.87	$8.60	$7.23	$6.44	$9.25
Number of accumulation units outstanding at end of period	5	1,926	1,785	1,754	2,375	1,937	11,223
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$20.16	$17.71	$19.59
Value at end of period	$26.51	$20.16	$17.71
Number of accumulation units outstanding at end of period	0	40	40

CFI 58

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47	$12.42
Value at end of period	$13.82	$13.87	$13.91	$13.96	$13.97	$13.98	$13.66	$13.04	$12.47
Number of accumulation units outstanding at end of period	6,315	24,846	32,249	43,752	46,061	88,510	85,032	27,460	15,610
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22	$10.97
Value at end of period	$20.48	$16.17	$13.33	$14.56	$12.13	$8.72	$14.66	$13.81	$12.22
Number of accumulation units outstanding at end of period	24,567	28,622	32,266	44,228	48,674	57,029	77,524	129,996	483,771
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$18.16	$15.98	$15.36	$13.49	$8.61
Value at end of period	$19.11	$18.16	$15.98	$15.36	$13.49
Number of accumulation units outstanding at end of period	0	794	794	794	1,648
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.68	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82	$11.63
Value at end of period	$17.29	$17.68	$16.45	$15.98	$14.91	$13.29	$13.36	$12.25	$11.82
Number of accumulation units outstanding at end of period	91	624	624	624	1,328	1,576	1,577	1,919	1,911
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.91	$15.47	$15.63	$13.18	$11.07
Value at end of period	$20.05	$17.91	$15.47	$15.63	$13.18
Number of accumulation units outstanding at end of period	0	0	0	0	904
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32	$14.92
Value at end of period	$35.06	$25.54	$22.38	$23.03	$18.58	$14.62	$21.27	$20.16	$17.32
Number of accumulation units outstanding at end of period	862	1,276	1,902	2,112	2,158	3,758	8,894	14,864	54,124
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.38	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86	$11.22
Value at end of period	$14.55	$13.38	$12.05	$12.18	$10.98	$9.01	$12.36	$11.86
Number of accumulation units outstanding at end of period	0	154,734	159,974	179,588	177,786	184,289	174,997	159,881
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31	$11.70
Value at end of period	$15.22	$13.13	$11.61	$12.02	$10.60	$8.46	$12.84	$12.31
Number of accumulation units outstanding at end of period	6,057	237,708	228,952	220,355	208,947	205,625	186,431	182,204
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66	$12.00
Value at end of period	$15.92	$13.28	$11.58	$12.18	$10.67	$8.34	$13.29	$12.66
Number of accumulation units outstanding at end of period	0	193,124	181,697	166,923	150,258	139,377	116,662	221,134
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01	$12.36
Value at end of period	$16.32	$13.27	$11.53	$12.20	$10.63	$8.22	$13.71	$13.01
Number of accumulation units outstanding at end of period	0	38,359	34,067	28,191	23,400	16,963	12,540	67,196

CFI 59

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.62	$10.96	$11.59	$11.08
Value at end of period	$15.53	$12.62	$10.96	$11.59
Number of accumulation units outstanding at end of period	0	1,205	966	46
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09	$10.55
Value at end of period	$14.37	$13.48	$12.32	$12.32	$11.28	$9.66	$11.63	$11.09
Number of accumulation units outstanding at end of period	0	8,118	26,425	5,426	6,531	5,921	6,466	30,471
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14	$12.94
Value at end of period	$18.78	$16.81	$15.02	$14.81	$13.38	$11.39	$14.96	$14.19	$13.14
Number of accumulation units outstanding at end of period	178	178	178	220	220	417	629	734	873
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91	$11.66
Value at end of period	$17.04	$13.97	$12.19	$12.60	$11.18	$8.96	$14.07	$13.44	$11.91
Number of accumulation units outstanding at end of period	1,045	1,045	1,090	1,090	1,090	3,378	3,376	8,061	8,301
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29	$12.09
Value at end of period	$17.51	$15.07	$13.31	$13.43	$12.03	$9.91	$14.31	$13.61	$12.29
Number of accumulation units outstanding at end of period	938	1,250	2,079	2,398	3,162	3,585	3,904	3,905	4,600
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07	$13.26
Value at end of period	$20.29	$16.66	$14.61	$14.25	$12.54	$9.44	$13.07
Number of accumulation units outstanding at end of period	0	6,060	5,893	5,448	5,079	4,535	4,219
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53	$10.26
Value at end of period	$21.75	$16.15	$14.36	$14.96	$11.36	$7.78	$14.13	$12.16	$11.53
Number of accumulation units outstanding at end of period	20,475	24,515	25,919	27,058	32,557	39,391	52,730	63,035	325,081
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33	$16.75
Value at end of period	$25.67	$19.86	$17.00	$17.21	$15.03	$12.06	$18.83	$18.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	45,876
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90	$13.02
Value at end of period	$26.63	$19.19	$16.19	$16.43	$14.11	$9.90	$17.19	$15.70	$13.90
Number of accumulation units outstanding at end of period	5,361	5,464	6,309	7,024	7,551	10,910	26,614	27,674	31,151
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.39	$7.93	$9.04	$8.33	$6.33	$10.21
Value at end of period	$11.26	$9.39	$7.93	$9.04	$8.33	$6.33
Number of accumulation units outstanding at end of period	3,860	3,908	4,404	4,687	5,041	5,717

CFI 60

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23	$12.23
Value at end of period	$19.26	$14.64	$12.69	$12.51	$10.94	$8.70	$13.88	$13.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	61,037
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17	$9.03
Value at end of period	$16.26	$12.62	$11.12	$11.17	$10.23	$8.00	$11.49	$10.67	$9.17
Number of accumulation units outstanding at end of period	1,072	1,073	1,073	1,000	1,015	2,047	2,060	2,152	2,061
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97	$12.41
Value at end of period	$21.17	$16.30	$14.28	$14.93	$11.94	$9.47	$15.66	$15.63	$13.97
Number of accumulation units outstanding at end of period	131	131	131	672	672	1,591	2,882	5,928	73,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42	$18.12
Value at end of period	$23.23	$18.39	$15.28	$16.60	$14.78	$10.79	$17.42
Number of accumulation units outstanding at end of period	0	2,768	2,553	2,344	2,129	1,881	1,676
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09	$10.84
Value at end of period	$15.68	$17.34	$16.00	$14.38	$13.34	$11.31	$12.21	$11.09
Number of accumulation units outstanding at end of period	0	1,972	1,118	1,445	2,179	1,243	1,151	73,266
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81	$9.69
Value at end of period	$8.92	$9.13	$8.18	$10.72	$9.28	$5.33	$12.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	96	21
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41	$12.64
Value at end of period	$19.01	$17.02	$14.72	$15.02	$12.77	$7.98	$12.41
Number of accumulation units outstanding at end of period	0	271	220	174	122	91	71
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.85	$8.92	$10.45	$10.28
Value at end of period	$13.98	$10.85	$8.92	$10.45
Number of accumulation units outstanding at end of period	0	269	269	269
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32	$21.55
Value at end of period	$34.34	$33.71	$29.21	$30.03	$26.74	$22.58	$21.32
Number of accumulation units outstanding at end of period	82	1,435	1,234	1,236	997	1,022	945
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.98	$11.36	$10.70	$10.01	$9.50
Value at end of period	$11.70	$11.98	$11.36	$10.70	$10.01
Number of accumulation units outstanding at end of period	0	0	0	0	1,053

CFI 61

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39	$11.87
Value at end of period	$20.92	$15.69	$13.06	$13.78	$12.31	$9.18	$15.13	$13.69	$12.39
Number of accumulation units outstanding at end of period	409	3,358	1,831	1,677	1,517	1,336	1,181	409	409
WANGER SELECT
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07	$14.07
Value at end of period	$22.62	$16.87	$14.29	$17.42	$13.81	$8.34	$16.43	$15.07
Number of accumulation units outstanding at end of period	0	1,922	1,666	1,500	1,394	1,294	1,002	43,102
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88	$13.99
Value at end of period	$23.39	$17.55	$14.67	$15.26	$12.41	$8.76	$14.57	$13.88
Number of accumulation units outstanding at end of period	1,194	1,194	487	487	0	0	0	30,654
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2007)
Value at beginning of period	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66	$13.86
Value at end of period	$19.13	$14.56	$12.99	$12.18	$10.79	$9.10	$13.66
Number of accumulation units outstanding at end of period	0	134	0	0	0	0	1,002

TABLE 8
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.35	$13.42	$13.18
Value at end of period	$20.60	$15.35	$13.42
Number of accumulation units outstanding at end of period	97	0	4
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.12	$10.94	$11.19	$9.69	$7.97
Value at end of period	$14.82	$12.12	$10.94	$11.19	$9.69
Number of accumulation units outstanding at end of period	422	414	9,073	8,673	4,402
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.37	$11.33	$11.16	$9.98	$8.29
Value at end of period	$15.98	$12.37	$11.33	$11.16	$9.98
Number of accumulation units outstanding at end of period	5,169	4,626	19,395	7,768	3,175
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.51	$12.72	$11.30	$10.75	$10.50
Value at end of period	$12.23	$13.51	$12.72	$11.30	$10.75
Number of accumulation units outstanding at end of period	15,249	14,454	20,751	6,968	365
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.86	$15.74	$17.82	$13.04
Value at end of period	$27.18	$18.86	$15.74	$17.82
Number of accumulation units outstanding at end of period	1,595	154	896	116

CFI 62

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.85	$7.89	$8.54	$8.09	$5.81	$5.74
Value at end of period	$12.28	$9.85	$7.89	$8.54	$8.09	$5.81
Number of accumulation units outstanding at end of period	4,342	3,539	961	1,808	1,148	32
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.71	$10.96	$11.78	$10.33
Value at end of period	$18.30	$12.71	$10.96	$11.78
Number of accumulation units outstanding at end of period	2,732	6,153	6,341	6,002
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.70	$15.70	$15.86	$12.67	$12.44
Value at end of period	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	2,042	1,131	2,718	978	361
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79	$15.57
Value at end of period	$25.15	$21.40	$19.44	$18.67	$16.72	$13.40	$19.59	$19.14	$17.66	$16.79
Number of accumulation units outstanding at end of period	3,843	3,842	7,403	6,536	5,287	5,471	1,199	97,691	100,951	91,689
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.96	$9.51	$9.00
Value at end of period	$11.25	$10.96	$9.51
Number of accumulation units outstanding at end of period	2,850	2,560	120
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.87	$8.62	$9.12	$7.87	$6.21	$6.49
Value at end of period	$12.86	$9.87	$8.62	$9.12	$7.87	$6.21
Number of accumulation units outstanding at end of period	87,896	76,185	72,667	19,996	13,829	391
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.91	$9.40	$9.86	$8.05	$6.36
Value at end of period	$14.68	$10.91	$9.40	$9.86	$8.05
Number of accumulation units outstanding at end of period	2,580	1,023	861	267	118
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88	$12.84
Value at end of period	$21.81	$18.22	$15.34	$17.83	$16.37	$11.81	$19.95	$16.85	$13.88
Number of accumulation units outstanding at end of period	185,343	163,201	183,967	122,566	87,379	39,584	26,260	9,813	7,842
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81	$20.70
Value at end of period	$48.07	$36.76	$31.71	$32.66	$27.97	$20.69	$36.14	$30.86	$27.73	$23.81
Number of accumulation units outstanding at end of period	259,968	252,378	326,308	209,225	179,245	150,860	86,087	774,715	669,414	478,760
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62	$17.66
Value at end of period	$31.91	$25.00	$21.40	$21.27	$18.55	$14.30	$25.04	$24.76	$20.69	$19.62
Number of accumulation units outstanding at end of period	98,486	104,325	140,734	127,694	122,797	125,190	118,401	531,263	525,707	365,387
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47	$24.14
Value at end of period	$30.21	$22.25	$19.48	$19.51	$15.78	$12.35	$23.47
Number of accumulation units outstanding at end of period	60,233	61,840	142,448	81,623	77,201	59,880	31,461

CFI 63

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75	$25.32
Value at end of period	$25.35	$19.51	$16.23	$19.67	$17.46	$13.85	$24.75
Number of accumulation units outstanding at end of period	11,640	12,576	18,886	16,908	17,914	14,940	4,118
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59	$18.93
Value at end of period	$31.25	$23.03	$19.53	$20.37	$15.95	$12.40	$18.59
Number of accumulation units outstanding at end of period	70,897	62,380	143,074	103,075	62,253	27,274	14,164
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.54	$9.03	$9.25	$8.14	$6.13	$9.04
Value at end of period	$13.80	$10.54	$9.03	$9.25	$8.14	$6.13
Number of accumulation units outstanding at end of period	234,729	196,302	191,349	143,003	81,611	3,433
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84	$16.28
Value at end of period	$27.83	$21.27	$18.35	$19.03	$15.66	$11.58	$15.84
Number of accumulation units outstanding at end of period	12,968	12,071	13,749	17,594	13,177	10,979	1,764
ING BALANCED PORTFOLIO
Value at beginning of period	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89	$17.34
Value at end of period	$28.25	$24.30	$21.47	$21.84	$19.22	$16.18	$22.60	$21.49	$19.62	$18.89
Number of accumulation units outstanding at end of period	41,740	45,143	63,229	34,947	29,955	22,300	17,237	231,588	228,347	174,003
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20	$19.68
Value at end of period	$31.98	$23.13	$19.40	$19.06	$15.13	$11.23	$19.20
Number of accumulation units outstanding at end of period	36,946	36,872	58,702	61,151	56,955	45,355	5,573
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.44	$13.06	$12.52	$11.74	$9.82	$13.82	$13.89
Value at end of period	$22.20	$15.44	$13.06	$12.52	$11.74	$9.82	$13.82
Number of accumulation units outstanding at end of period	8,054	5,346	31,429	28,534	24,728	16,027	7,533
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.55	$9.23	$9.39	$8.30	$6.38	$10.49	$10.70
Value at end of period	$14.02	$10.55	$9.23	$9.39	$8.30	$6.38	$10.49
Number of accumulation units outstanding at end of period	95,846	104,380	124,136	84,490	98,451	83,057	18,428
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.31	$9.80	$10.37	$8.95	$6.72	$9.75
Value at end of period	$12.74	$12.31	$9.80	$10.37	$8.95	$6.72
Number of accumulation units outstanding at end of period	19,872	23,728	186,938	169,858	147,419	101,467
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37	$10.43
Value at end of period	$13.66	$13.44	$11.68	$10.71	$8.40	$6.21	$10.13	$12.37
Number of accumulation units outstanding at end of period	55,921	49,938	158,682	116,524	75,264	32,634	3,913	4,012
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13	$22.47
Value at end of period	$27.93	$20.81	$18.61	$19.60	$17.56	$13.40	$22.13
Number of accumulation units outstanding at end of period	13,974	10,159	15,740	17,660	13,574	11,013	3,541

CFI 64

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.65	$10.24	$10.57	$8.47	$6.82	$7.43
Value at end of period	$16.24	$11.65	$10.24	$10.57	$8.47	$6.82
Number of accumulation units outstanding at end of period	3,035	1,350	4,081	1,363	4,031	378
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25	$12.59
Value at end of period	$22.28	$16.44	$14.40	$16.24	$12.70	$9.16	$15.11	$13.25
Number of accumulation units outstanding at end of period	105,500	87,869	76,188	26,610	14,866	5,152	2,466	144
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19	$10.01
Value at end of period	$14.72	$15.57	$14.49	$14.02	$12.02	$10.04	$11.80	$11.01	$10.19
Number of accumulation units outstanding at end of period	90,539	103,315	148,954	144,018	121,301	110,126	37,380	569,482	519,153
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.60	$11.99	$13.25	$10.94	$7.99	$13.59	$13.63
Value at end of period	$13.13	$11.60	$11.99	$13.25	$10.94	$7.99	$13.59
Number of accumulation units outstanding at end of period	69,877	60,020	360,591	287,495	238,320	174,591	95,416
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30	$13.24
Value at end of period	$25.58	$19.66	$17.05	$17.16	$15.10	$11.64	$18.73	$17.51	$15.40	$14.30
Number of accumulation units outstanding at end of period	173,624	172,288	274,781	126,980	34,971	27,237	19,092	232,598	215,710	209,927
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66	$17.85
Value at end of period	$32.23	$24.34	$21.36	$21.46	$18.91	$15.41	$24.64	$23.55	$20.64	$19.66
Number of accumulation units outstanding at end of period	65,887	67,566	178,883	126,211	128,222	103,897	89,908	518,308	507,655	466,832
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83	$17.08
Value at end of period	$38.53	$28.75	$24.53	$24.91	$20.51	$15.64	$25.15	$23.93	$21.95	$19.83
Number of accumulation units outstanding at end of period	87,868	89,145	188,067	192,388	185,234	180,886	133,179	247,354	273,044	149,928
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63	$16.06
Value at end of period	$27.87	$19.61	$17.52	$17.72	$14.48	$11.65	$17.61	$18.85	$16.63
Number of accumulation units outstanding at end of period	27,092	23,922	150,543	139,941	123,368	102,558	78,994	1,594	2,436
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32	$17.41
Value at end of period	$24.38	$24.51	$22.50	$21.00	$19.20	$17.28	$18.95	$17.95	$17.32
Number of accumulation units outstanding at end of period	69,611	77,271	144,842	112,533	75,955	59,371	39,363	2,902	5,538
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.42	$7.12	$8.14	$7.58	$5.95	$5.74
Value at end of period	$10.18	$8.42	$7.12	$8.14	$7.58	$5.95
Number of accumulation units outstanding at end of period	30,887	24,938	31,584	24,706	16,274	920
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.39	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22	$10.45
Value at end of period	$17.37	$14.39	$12.11	$14.30	$14.01	$11.06	$19.40	$17.17	$13.32	$12.22
Number of accumulation units outstanding at end of period	88,220	92,333	120,832	137,070	141,199	151,769	124,250	233,174	240,381	75,770

CFI 65

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52	$15.04
Value at end of period	$20.90	$15.55	$13.15	$13.49	$11.76	$9.19	$14.52
Number of accumulation units outstanding at end of period	42,777	41,585	47,475	12,905	12,922	11,514	7,932
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85	$12.71
Value at end of period	$18.47	$14.84	$13.21	$13.41	$11.62	$9.81	$12.85
Number of accumulation units outstanding at end of period	225,076	225,959	276,947	64,321	68,992	80,135	52,484
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11	$13.43
Value at end of period	$18.15	$13.61	$11.93	$12.24	$10.93	$8.85	$13.11
Number of accumulation units outstanding at end of period	4,643	9,008	17,870	10,273	10,719	5,169	2,053
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15	$19.93
Value at end of period	$22.66	$24.14	$20.34	$24.99	$20.86	$12.21	$25.15
Number of accumulation units outstanding at end of period	7,307	7,624	16,803	20,135	21,304	13,533	7,534
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34	$18.69
Value at end of period	$29.77	$22.73	$19.01	$18.75	$15.31	$12.23	$18.34
Number of accumulation units outstanding at end of period	17,003	13,983	17,572	18,520	17,117	14,212	5,083
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92	$13.51
Value at end of period	$23.20	$16.77	$14.18	$14.43	$11.43	$9.02	$12.92
Number of accumulation units outstanding at end of period	11,104	3,403	4,300	4,623	1,623	1,587	813
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.23	$10.40	$10.33
Value at end of period	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	39,493	37,085	49,972
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24	$9.42
Value at end of period	$13.18	$10.11	$8.85	$8.58	$7.22	$6.43	$9.24
Number of accumulation units outstanding at end of period	413,994	377,511	504,898	280,007	261,845	220,248	68,139
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.24	$9.99	$10.18	$8.51	$6.60	$10.23
Value at end of period	$15.21	$11.24	$9.99	$10.18	$8.51	$6.60
Number of accumulation units outstanding at end of period	8,895	6,336	10,285	11,879	9,939	8,684
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.56	$15.86	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66	$13.60
Value at end of period	$20.76	$17.56	$15.86	$15.68	$14.33	$12.20	$15.78	$15.23	$13.66
Number of accumulation units outstanding at end of period	32,010	39,592	43,435	30,955	23,090	20,096	6,013	1,731	277

CFI 66

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$21.07	$18.67	$17.62	$15.56	$11.77	$18.97	$14.95	$12.51
Value at end of period	$25.22	$21.07	$18.67	$17.62	$15.56	$11.77	$18.97	$14.95
Number of accumulation units outstanding at end of period	13,355	10,172	33,156	26,935	26,348	23,010	13,930	101
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65	$15.32
Value at end of period	$26.34	$20.04	$17.62	$17.78	$13.69	$9.72	$15.65
Number of accumulation units outstanding at end of period	18,133	8,858	21,384	15,716	12,313	14,662	5,142
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81	$14.71
Value at end of period	$14.94	$15.00	$15.05	$15.11	$15.13	$15.14	$14.81
Number of accumulation units outstanding at end of period	200,053	195,547	516,230	424,699	341,673	254,245	129,806
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86	$10.54
Value at end of period	$14.54	$11.17	$10.15	$10.65	$9.21	$7.43	$11.39	$10.86
Number of accumulation units outstanding at end of period	2,897	2,827	9,980	10,708	10,616	8,761	4,202	118
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64	$15.15
Value at end of period	$20.37	$16.09	$13.27	$14.50	$12.55	$8.70	$14.64
Number of accumulation units outstanding at end of period	178,010	191,464	272,485	224,649	214,530	198,508	90,445
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72	$11.77
Value at end of period	$19.03	$18.09	$15.93	$15.31	$13.46	$9.04	$11.72
Number of accumulation units outstanding at end of period	12,204	15,368	27,262	30,494	21,216	10,278	7,059
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.59	$16.37	$15.91	$14.85	$13.24	$13.32	$13.01
Value at end of period	$17.19	$17.59	$16.37	$15.91	$14.85	$13.24	$13.32
Number of accumulation units outstanding at end of period	246,214	236,047	407,805	434,894	392,370	315,702	97,501
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64	$10.28
Value at end of period	$19.97	$17.85	$15.42	$15.60	$13.16	$7.91	$11.24	$10.64
Number of accumulation units outstanding at end of period	23,002	15,765	28,260	29,217	18,607	3,690	3,977	200
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.76	$14.70	$14.16	$12.60	$10.72
Value at end of period	$22.04	$16.76	$14.70	$14.16	$12.60
Number of accumulation units outstanding at end of period	13,970	16,592	8,337	904	782
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.79	$9.37	$9.17	$8.21	$6.66	$9.09
Value at end of period	$14.19	$10.79	$9.37	$9.17	$8.21	$6.66
Number of accumulation units outstanding at end of period	13,696	9,653	19,470	11,245	11,087	1,507

CFI 67

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.23	$13.19	$13.16	$11.89	$10.07
Value at end of period	$19.94	$15.23	$13.19	$13.16	$11.89
Number of accumulation units outstanding at end of period	4,429	6,413	5,376	1,326	951
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.11	$15.74	$16.16	$12.89	$11.43
Value at end of period	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	6,210	4,504	10,274	5,078	3,042
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.79	$10.12	$10.35	$8.30	$5.95	$6.57
Value at end of period	$15.76	$11.79	$10.12	$10.35	$8.30	$5.95
Number of accumulation units outstanding at end of period	9,194	6,159	7,676	4,356	2,136	379
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.27	$10.62	$11.09	$8.81	$6.99	$9.72
Value at end of period	$16.96	$12.27	$10.62	$11.09	$8.81	$6.99
Number of accumulation units outstanding at end of period	17,065	7,162	13,973	6,169	3,147	505
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64	$6.96
Value at end of period	$18.29	$13.20	$11.51	$11.46	$8.69	$6.66	$10.21	$9.31	$8.30	$7.64
Number of accumulation units outstanding at end of period	4,043	2,484	5,075	6,372	4,903	11,905	8,290	54,942	78,167	78,599
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47	$20.60
Value at end of period	$51.97	$37.88	$33.21	$34.19	$27.60	$21.72	$31.63	$29.99	$25.78	$23.47
Number of accumulation units outstanding at end of period	53,691	52,465	64,878	46,901	45,122	48,123	49,601	264,700	275,222	219,573
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.33	$12.01	$12.14	$10.96	$9.00	$12.35	$12.51
Value at end of period	$14.48	$13.33	$12.01	$12.14	$10.96	$9.00	$12.35
Number of accumulation units outstanding at end of period	228,838	265,269	231,935	168,146	81,021	31,167	438
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82	$13.08
Value at end of period	$15.15	$13.08	$11.57	$11.99	$10.58	$8.45	$12.82
Number of accumulation units outstanding at end of period	329,777	318,728	337,131	184,835	123,122	45,788	7,856
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27	$13.58
Value at end of period	$15.85	$13.22	$11.54	$12.14	$10.64	$8.33	$13.27
Number of accumulation units outstanding at end of period	277,385	257,992	256,695	122,505	87,228	30,562	3,338
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69	$14.03
Value at end of period	$16.25	$13.22	$11.49	$12.16	$10.61	$8.20	$13.69
Number of accumulation units outstanding at end of period	169,734	161,046	152,696	62,015	51,178	20,619	441
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.60	$10.95	$11.59	$11.37
Value at end of period	$15.50	$12.60	$10.95	$11.59
Number of accumulation units outstanding at end of period	2,099	1,303	643	444

CFI 68

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$10.63	$9.39	$9.07
Value at end of period	$12.25	$10.63	$9.39
Number of accumulation units outstanding at end of period	4,428	4,108	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61	$11.66
Value at end of period	$14.30	$13.42	$12.28	$12.28	$11.25	$9.64	$11.61
Number of accumulation units outstanding at end of period	17,095	16,488	16,856	11,675	4,426	1,170	378
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.24	$10.08	$10.19	$9.20	$7.55
Value at end of period	$12.27	$11.24	$10.08	$10.19	$9.20
Number of accumulation units outstanding at end of period	3,237	3,238	5,248	4,595	592
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47	$15.31
Value at end of period	$24.25	$21.72	$19.42	$19.15	$17.31	$14.75	$19.37	$18.38	$17.03	$16.47
Number of accumulation units outstanding at end of period	22,080	22,492	24,119	26,833	32,861	52,219	65,929	113,364	123,459	65,778
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60	$14.88
Value at end of period	$25.01	$20.51	$17.91	$18.52	$16.45	$13.19	$20.71	$19.79	$17.56	$16.60
Number of accumulation units outstanding at end of period	12,446	15,010	19,911	15,294	15,333	24,459	15,919	136,575	113,931	78,332
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31	$14.86
Value at end of period	$24.15	$20.79	$18.38	$18.56	$16.63	$13.70	$19.79	$18.84	$17.01	$16.31
Number of accumulation units outstanding at end of period	41,542	42,865	50,480	49,963	55,554	59,917	67,164	340,525	330,100	225,213
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05	$13.19
Value at end of period	$20.21	$16.60	$14.56	$14.21	$12.51	$9.43	$13.05
Number of accumulation units outstanding at end of period	479,265	395,149	438,135	230,030	158,513	80,885	37,437
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72	$14.02
Value at end of period	$21.66	$16.09	$13.91	$14.50	$11.33	$7.77	$13.72
Number of accumulation units outstanding at end of period	129,812	137,584	205,802	116,154	115,094	102,984	55,809
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30	$16.20
Value at end of period	$25.54	$19.76	$16.93	$17.15	$14.98	$12.03	$18.78	$18.30
Number of accumulation units outstanding at end of period	21,315	25,415	45,562	41,838	39,701	20,903	5,556	589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97	$18.23
Value at end of period	$40.28	$29.04	$24.52	$24.89	$21.38	$15.02	$26.09	$23.83	$21.12	$19.97
Number of accumulation units outstanding at end of period	103,973	108,472	124,122	95,420	96,011	88,084	16,767	222,140	217,509	182,857
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55	$19.05
Value at end of period	$17.03	$14.96	$12.65	$14.48	$12.78	$9.33	$18.55
Number of accumulation units outstanding at end of period	1,773	1,318	9,371	9,919	10,762	9,401	5,407

CFI 69

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.37	$7.91	$9.03	$8.32	$6.32	$10.21
Value at end of period	$11.22	$9.37	$7.91	$9.03	$8.32	$6.32
Number of accumulation units outstanding at end of period	36,005	35,318	44,257	29,021	21,186	17,868
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34	$11.64
Value at end of period	$14.28	$10.98	$9.05	$9.64	$8.98	$6.82	$11.34
Number of accumulation units outstanding at end of period	13,455	8,343	9,174	5,374	1,899	1,758	404
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.61	$12.19	$11.42	$10.80	$10.24	$9.86
Value at end of period	$12.24	$12.61	$12.19	$11.42	$10.80	$10.24
Number of accumulation units outstanding at end of period	17,642	15,469	16,786	7,306	5,736	1,778
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85	$14.05
Value at end of period	$19.17	$14.58	$12.64	$12.47	$10.91	$8.68	$13.85
Number of accumulation units outstanding at end of period	94,740	83,016	66,522	50,375	34,100	913	108
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.19	$12.91	$13.82	$12.33	$10.08
Value at end of period	$18.26	$14.19	$12.91	$13.82	$12.33
Number of accumulation units outstanding at end of period	2,530	1,168	5,443	5,447	4,215
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.16	$37.19
Value at end of period	$50.48	$36.16
Number of accumulation units outstanding at end of period	3,045	3,858
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44	$11.70
Value at end of period	$16.14	$12.54	$11.05	$11.10	$10.18	$7.96	$11.44
Number of accumulation units outstanding at end of period	10,697	14,991	24,308	18,663	18,002	14,950	11,140
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$40.50	$35.79	$35.81
Value at end of period	$48.47	$40.50	$35.79
Number of accumulation units outstanding at end of period	0	0	0
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$26.98	$23.10	$23.12
Value at end of period	$35.58	$26.98	$23.10
Number of accumulation units outstanding at end of period	0	0	11
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$21.71	$18.15	$19.42
Value at end of period	$27.77	$21.71	$18.15
Number of accumulation units outstanding at end of period	0	0	57

CFI 70

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.94	$8.52	$9.08	$7.41	$5.38	$8.79	$9.30
Value at end of period	$11.81	$8.94	$8.52	$9.08	$7.41	$5.38	$8.79
Number of accumulation units outstanding at end of period	6,492	5,886	5,524	1,188	180	92	8
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.93	$11.19	$11.44	$9.20	$7.19	$6.15
Value at end of period	$17.46	$12.93	$11.19	$11.44	$9.20	$7.19
Number of accumulation units outstanding at end of period	6,689	7,327	9,938	4,962	2,941	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61	$16.23
Value at end of period	$21.04	$16.21	$14.21	$14.86	$11.89	$9.43	$15.61
Number of accumulation units outstanding at end of period	58,410	62,323	71,717	28,397	26,704	23,024	7,888
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.78
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	83
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50	$12.12
Value at end of period	$16.23	$11.81	$10.70	$11.09	$9.08	$7.00	$11.50
Number of accumulation units outstanding at end of period	3,237	1,400	5,148	3,151	4,777	3,468	2,423
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2005)
Value at beginning of period	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61	$12.09
Value at end of period	$23.12	$18.31	$15.22	$16.54	$14.73	$10.76	$17.39	$15.06	$12.61
Number of accumulation units outstanding at end of period	23,402	28,976	45,889	31,388	29,457	24,554	22,131	10,731	9,163
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89	$71.03
Value at end of period	$87.76	$81.32	$67.56	$82.82	$65.48	$36.18	$69.89
Number of accumulation units outstanding at end of period	28,228	25,454	91,690	65,952	57,138	43,790	34,935
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during October 2011)
Value at beginning of period	$28.48	$23.58	$24.73
Value at end of period	$36.11	$28.48	$23.58
Number of accumulation units outstanding at end of period	0	0	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29	$13.85
Value at end of period	$22.22	$15.82	$13.46	$13.82	$11.24	$8.23	$13.29
Number of accumulation units outstanding at end of period	6,240	4,219	7,215	6,894	7,363	3,435	1,759
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83	$13.92
Value at end of period	$16.15	$13.93	$12.57	$12.86	$11.54	$9.55	$13.83
Number of accumulation units outstanding at end of period	11,263	10,677	60,979	48,953	46,979	39,453	41,504

CFI 71

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03	$11.19
Value at end of period	$15.61	$17.26	$15.93	$14.33	$13.31	$11.29	$12.19	$11.07	$11.03
Number of accumulation units outstanding at end of period	421,397	447,237	539,131	341,029	247,264	173,754	70,439	1,461	1,597
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80	$11.71
Value at end of period	$8.89	$9.10	$8.16	$10.70	$9.27	$5.33	$12.80
Number of accumulation units outstanding at end of period	6,389	12,546	22,901	16,697	32,784	14,770	12,036
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87	$10.78
Value at end of period	$18.91	$16.95	$14.66	$14.97	$12.73	$7.97	$12.38	$11.75	$10.87
Number of accumulation units outstanding at end of period	7,668	7,169	36,573	31,729	18,192	11,734	8,294	129	129
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.82	$8.90	$10.43	$8.38	$5.48	$8.63
Value at end of period	$13.94	$10.82	$8.90	$10.43	$8.38	$5.48
Number of accumulation units outstanding at end of period	8,838	5,901	97,154	45,457	18,329	2,903
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25	$20.22
Value at end of period	$34.13	$33.52	$29.06	$29.89	$26.63	$22.49	$21.25
Number of accumulation units outstanding at end of period	27,197	23,660	195,877	185,171	152,510	114,313	47,534
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.95	$11.34	$10.69	$10.00	$8.74	$9.96
Value at end of period	$11.67	$11.95	$11.34	$10.69	$10.00	$8.74
Number of accumulation units outstanding at end of period	3,044	13,183	17,650	12,418	5,176	1,903
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38	$11.77
Value at end of period	$20.82	$15.62	$13.01	$13.73	$12.28	$9.16	$15.10	$13.67	$12.38
Number of accumulation units outstanding at end of period	115,675	116,299	198,885	135,584	101,314	80,865	49,918	12,388	9,289
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.69	$8.78	$9.82
Value at end of period	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	520	312	36,297
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54	$10.28
Value at end of period	$13.30	$10.91	$9.01	$10.60	$8.52	$5.71	$10.54
Number of accumulation units outstanding at end of period	34,562	21,706	49,998	26,701	17,371	5,299	2,962
WANGER SELECT
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40	$17.07
Value at end of period	$22.51	$16.80	$14.24	$17.36	$13.77	$8.32	$16.40
Number of accumulation units outstanding at end of period	35,067	31,846	49,809	22,095	21,712	20,392	13,552

CFI 72

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55	$14.86
Value at end of period	$23.28	$17.47	$14.62	$15.21	$12.38	$8.74	$14.55
Number of accumulation units outstanding at end of period	113,299	99,279	97,810	30,357	23,234	21,376	18,321
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21	$11.15
Value at end of period	$19.03	$14.49	$12.94	$12.14	$10.76	$9.07	$13.63	$13.17	$11.21
Number of accumulation units outstanding at end of period	36,946	37,913	106,307	93,119	79,484	52,509	42,462	1,659	500
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99	$23.65
Value at end of period	$37.38	$27.18	$24.06	$24.68	$20.21	$15.63	$22.99
Number of accumulation units outstanding at end of period	6,991	7,791	30,488	27,041	25,493	23,182	20,060

TABLE 9
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.14	$16.60
Value at end of period	$21.70	$18.14
Number of accumulation units outstanding at end of period	1,902,268	1,914,642
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29	$13.30
Value at end of period	$30.74	$23.52	$20.29	$20.91	$17.92	$13.26	$23.18	$19.80	$17.80	$15.29
Number of accumulation units outstanding at end of period	4,168,809	4,841,438	1,391	1,432	1,476	1,473	1,482	1,599	1,665	659,807
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83	$11.56
Value at end of period	$20.78	$16.29	$13.95	$13.88	$12.11	$9.34	$16.36	$16.19	$13.53	$12.83
Number of accumulation units outstanding at end of period	595,065	760,318	47	47	47	47	47	221	216	314,974
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46	$11.13
Value at end of period	$20.83	$15.34	$13.44	$13.47	$10.90	$8.53	$16.23	$12.84	$12.07	$11.46
Number of accumulation units outstanding at end of period	315	305	205	278	278	278	278	524	487	559,933
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86	$9.60
Value at end of period	$18.04	$13.90	$11.56	$14.02	$12.45	$9.88	$17.67	$15.13	$12.87	$10.86
Number of accumulation units outstanding at end of period	814	813	16	16	16	16	16	16	44	44,140
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$22.90	$20.40
Value at end of period	$31.05	$22.90
Number of accumulation units outstanding at end of period	292,309	387,199
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.15	$19.97
Value at end of period	$27.66	$21.15
Number of accumulation units outstanding at end of period	535,374	789,233

CFI 73

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
Value at beginning of period	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11	$12.03
Value at end of period	$19.51	$16.79	$14.84	$15.11	$13.30	$11.20	$15.65	$14.89	$13.60	$13.11
Number of accumulation units outstanding at end of period	356,950	423,939	7	37	37	37	37	39	39	113,110
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$23.00	$21.74
Value at end of period	$31.80	$23.00
Number of accumulation units outstanding at end of period	1,228,228	1,548,031
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.38	$14.72
Value at end of period	$22.10	$15.38
Number of accumulation units outstanding at end of period	14,055	21,872
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.52	$9.21	$9.37	$8.29	$6.38	$10.49	$10.69
Value at end of period	$13.97	$10.52	$9.21	$9.37	$8.29	$6.38	$10.49
Number of accumulation units outstanding at end of period	7,322	7,794	766	820	820	1,200	1,201
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.28	$11.41
Value at end of period	$12.71	$12.28
Number of accumulation units outstanding at end of period	1,646,652	1,466,094
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.39	$13.44
Value at end of period	$13.61	$13.39
Number of accumulation units outstanding at end of period	505,347	651,553
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.69	$20.12
Value at end of period	$27.76	$20.69
Number of accumulation units outstanding at end of period	23,993	24,837
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.38	$15.74
Value at end of period	$22.18	$16.38
Number of accumulation units outstanding at end of period	4,455	4,422
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08	$9.89
Value at end of period	$14.66	$15.50	$14.43	$13.98	$11.99	$9.91	$11.90	$10.88	$10.08
Number of accumulation units outstanding at end of period	311,507	562,087	11	11	11	11	11	11	50
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.57	$11.96	$13.23	$10.92	$7.98	$13.58	$9.69
Value at end of period	$13.08	$11.57	$11.96	$13.23	$10.92	$7.98	$13.58
Number of accumulation units outstanding at end of period	182	182	0	210	210	210	210
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64	$8.01
Value at end of period	$15.39	$11.83	$10.27	$10.34	$9.10	$7.02	$11.31	$10.57	$9.30	$8.64
Number of accumulation units outstanding at end of period	406,465	27,270	2,079	2,351	2,710	2,983	3,132	3,605	3,751	445,802

CFI 74

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72	$10.64
Value at end of period	$19.12	$14.45	$12.68	$12.75	$11.24	$9.16	$14.66	$14.02	$12.29	$11.72
Number of accumulation units outstanding at end of period	165,374	182,146	634	743	733	721	711	730	716	423,974
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$29.29	$28.03
Value at end of period	$39.23	$29.29
Number of accumulation units outstanding at end of period	815,660	1,121,981
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.31	$19.48
Value at end of period	$28.85	$20.31
Number of accumulation units outstanding at end of period	142,368	172,936
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64	$14.02
Value at end of period	$21.08	$21.20	$19.47	$18.19	$16.63	$14.97	$16.43	$15.57	$15.03	$14.64
Number of accumulation units outstanding at end of period	2,515,405	3,472,123	929	893	854	809	767	745	704	172,294
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$8.40	$7.61
Value at end of period	$10.16	$8.40
Number of accumulation units outstanding at end of period	65,044	64,971
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.30	$12.90
Value at end of period	$17.26	$14.30
Number of accumulation units outstanding at end of period	1,266,834	1,719,551
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.46	$14.60
Value at end of period	$20.78	$15.46
Number of accumulation units outstanding at end of period	33,528	38,244
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76	$9.99
Value at end of period	$17.83	$14.33	$12.77	$12.96	$11.60	$9.49	$12.45	$12.07	$10.76
Number of accumulation units outstanding at end of period	2,166	6,737	0	131	131	147	183	183	313
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.56	$13.16
Value at end of period	$18.07	$13.56
Number of accumulation units outstanding at end of period	25	0
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$22.60	$22.30
Value at end of period	$29.60	$22.60
Number of accumulation units outstanding at end of period	0	217
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.70	$15.90
Value at end of period	$23.10	$16.70
Number of accumulation units outstanding at end of period	1,240	1,097

CFI 75

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.22	$10.39	$10.33
Value at end of period	$15.92	$12.22	$10.39
Number of accumulation units outstanding at end of period	3,960,709	3,517,495	824
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.08	$9.80
Value at end of period	$13.13	$10.08
Number of accumulation units outstanding at end of period	759,777	501,018
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.21	$11.11
Value at end of period	$15.17	$11.21
Number of accumulation units outstanding at end of period	74,186	78,663
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.48	$17.05
Value at end of period	$20.65	$17.48
Number of accumulation units outstanding at end of period	24	24
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$20.99	$19.97
Value at end of period	$25.11	$20.99
Number of accumulation units outstanding at end of period	240,985	285,535
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$21.79
Value at end of period	$26.18
Number of accumulation units outstanding at end of period	103,577
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07	$12.00
Value at end of period	$13.61	$13.67	$13.72	$13.78	$13.81	$13.83	$13.53	$12.93	$12.38	$12.07
Number of accumulation units outstanding at end of period	2,663,419	2,886,563	335	335	335	335	54	54	54	99,433
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.14	$10.93
Value at end of period	$14.48	$11.14
Number of accumulation units outstanding at end of period	45,394	60,748
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$10.03
Value at end of period	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	361,415	424,803	1,556	1,779	1,975	2,187	2,211	2,750	2,877
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.02	$17.33
Value at end of period	$18.95	$18.02
Number of accumulation units outstanding at end of period	761	773
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.49	$17.29
Value at end of period	$17.09	$17.49
Number of accumulation units outstanding at end of period	915	1,112

CFI 76

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.79	$17.02
Value at end of period	$19.90	$17.79
Number of accumulation units outstanding at end of period	118,395	171,400
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.76	$10.61
Value at end of period	$14.15	$10.76
Number of accumulation units outstanding at end of period	536,370	414,136
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.20	$14.68
Value at end of period	$19.89	$15.20
Number of accumulation units outstanding at end of period	15,219	18,720
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.07	$17.48
Value at end of period	$24.27	$18.07
Number of accumulation units outstanding at end of period	44,341	48,090
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$11.77	$11.23
Value at end of period	$15.72	$11.77
Number of accumulation units outstanding at end of period	1,431,893	989,497
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.24	$11.66
Value at end of period	$16.91	$12.24
Number of accumulation units outstanding at end of period	282,839	210,591
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.13	$13.51
Value at end of period	$18.18	$13.13
Number of accumulation units outstanding at end of period	21	280
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66	$13.75
Value at end of period	$34.51	$25.17	$22.08	$22.74	$18.37	$14.46	$21.07	$19.99	$17.19	$15.66
Number of accumulation units outstanding at end of period	2,261	2,704	454	454	454	454	454	454	475	91,184
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$13.58
Value at end of period	$14.42
Number of accumulation units outstanding at end of period	7
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.03	$12.63
Value at end of period	$15.08	$13.03
Number of accumulation units outstanding at end of period	628	627
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.67
Value at end of period	$15.78
Number of accumulation units outstanding at end of period	58

CFI 77

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61	$11.73
Value at end of period	$18.49	$16.57	$14.82	$14.62	$13.23	$11.27	$14.81	$14.06	$13.04	$12.61
Number of accumulation units outstanding at end of period	17,457	24,135	21	21	21	21	21	21	21	9,124
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.77	$13.22
Value at end of period	$16.78	$13.77
Number of accumulation units outstanding at end of period	29,099	30,717
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70	$10.66
Value at end of period	$17.23	$14.85	$13.13	$13.27	$11.89	$9.81	$14.17	$13.49	$12.19	$11.70
Number of accumulation units outstanding at end of period	129,744	132,212	34	34	34	34	34	34	34	7,732
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.54	$16.03
Value at end of period	$20.12	$16.54
Number of accumulation units outstanding at end of period	5,283	5,016
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.81
Value at end of period	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	153,926	187,467	920	910	946	892	841	952	951
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$19.67	$18.85
Value at end of period	$25.40	$19.67
Number of accumulation units outstanding at end of period	1,602,801	2,409,214
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05	$11.92
Value at end of period	$26.21	$18.91	$15.97	$16.22	$13.94	$9.80	$17.03	$15.56	$13.80	$13.05
Number of accumulation units outstanding at end of period	1,370,290	1,311,004	231	319	362	361	361	558	532	90,993
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.90	$13.67
Value at end of period	$16.96	$14.90
Number of accumulation units outstanding at end of period	20,545	27,643
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.35	$7.90	$9.01	$8.32	$6.32	$10.20
Value at end of period	$11.19	$9.35	$7.90	$9.01	$8.32	$6.32
Number of accumulation units outstanding at end of period	237,319	214,039	68	68	147	153
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.58	$12.59
Value at end of period	$12.21	$12.58
Number of accumulation units outstanding at end of period	134,756	170,041
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$8.92	$8.76
Value at end of period	$11.77	$8.92
Number of accumulation units outstanding at end of period	133,097	347,412

CFI 78

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.11	$15.16
Value at end of period	$20.90	$16.11
Number of accumulation units outstanding at end of period	546,278	989,289
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.23	$17.12
Value at end of period	$23.01	$18.23
Number of accumulation units outstanding at end of period	1,197,039	1,047,104
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2007)
Value at beginning of period	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63	$69.63
Value at end of period	$87.17	$80.81	$67.18	$82.39	$65.17	$36.02	$69.63
Number of accumulation units outstanding at end of period	668	662	0	0	82	82	82
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.76	$15.05
Value at end of period	$22.12	$15.76
Number of accumulation units outstanding at end of period	381	381
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$13.85	$13.43
Value at end of period	$16.04	$13.85
Number of accumulation units outstanding at end of period	100,762	106,995
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.19	$16.95
Value at end of period	$15.53	$17.19
Number of accumulation units outstanding at end of period	1,618,577	2,507,910
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80	$12.80
Value at end of period	$8.86	$9.08	$8.14	$10.68	$9.26	$5.32	$12.80
Number of accumulation units outstanding at end of period	89,453	100,260	0	0	448	448	448
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$33.33	$31.43
Value at end of period	$33.92	$33.33
Number of accumulation units outstanding at end of period	415	654
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2012)
Value at beginning of period	$15.55	$14.75
Value at end of period	$20.72	$15.55
Number of accumulation units outstanding at end of period	1,523,907	1,861,369
WANGER INTERNATIONAL
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.88	$10.08
Value at end of period	$13.26	$10.88
Number of accumulation units outstanding at end of period	956,076	843,353

CFI 79

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER SELECT
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.72	$16.00
Value at end of period	$22.40	$16.72
Number of accumulation units outstanding at end of period	345,743	481,156
WANGER USA
(Funds were first received in this option during August 2012)
Value at beginning of period	$17.40	$16.55
Value at end of period	$23.17	$17.40
Number of accumulation units outstanding at end of period	1,054,435	940,449
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2012)
Value at beginning of period	$14.43	$14.16
Value at end of period	$18.94	$14.43
Number of accumulation units outstanding at end of period	164	164

TABLE 10
FOR CERTAIN ING OPTIONAL RETIREMENT PRODUCT CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% ISSUED BEGINNING IN
OCTOBER, 2012
(Selected data for accumulation units outstanding throughout each period)

	2013	2012

ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.84	$12.69
Value at end of period	$18.46	$12.84
Number of accumulation units outstanding at end of period	327,874	14,849
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.68
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	187
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.23	$8.85
Value at end of period	$11.04	$9.23
Number of accumulation units outstanding at end of period	176,382	17,281
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.20	$10.37
Value at end of period	$13.33	$10.20
Number of accumulation units outstanding at end of period	1,290,100	243,032
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.72	$9.40
Value at end of period	$12.40	$9.72
Number of accumulation units outstanding at end of period	5,196	3,062
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.97	$11.12
Value at end of period	$16.24	$11.97
Number of accumulation units outstanding at end of period	29,728	1,758

CFI 80

	Condensed Financial Information (continued)

	2013	2012

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.08	$12.76
Value at end of period	$17.10	$13.08
Number of accumulation units outstanding at end of period	423,778	73,666
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.91	$10.84
Value at end of period	$12.67	$10.91
Number of accumulation units outstanding at end of period	106,702	25,193
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.87	$11.51
Value at end of period	$16.41	$11.87
Number of accumulation units outstanding at end of period	500,426	77,928
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.96	$10.36
Value at end of period	$13.23	$9.96
Number of accumulation units outstanding at end of period	3,722	239
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.42	$13.31
Value at end of period	$12.83	$13.42
Number of accumulation units outstanding at end of period	15,661	1,488
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.48	$10.77
Value at end of period	$13.64	$10.48
Number of accumulation units outstanding at end of period	4,580	160
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$11.68
Value at end of period	$13.15
Number of accumulation units outstanding at end of period	24
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.28	$11.07
Value at end of period	$15.11	$11.28
Number of accumulation units outstanding at end of period	475,274	123,940
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.32	$13.15
Value at end of period	$13.24	$13.32
Number of accumulation units outstanding at end of period	851,031	266,551
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$8.57	$8.08
Value at end of period	$10.36	$8.57
Number of accumulation units outstanding at end of period	110,363	5,648

CFI 81

	Condensed Financial Information (continued)

	2013	2012

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$7.51	$7.08
Value at end of period	$9.06	$7.51
Number of accumulation units outstanding at end of period	546,256	125,536
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$10.39	$9.68
Value at end of period	$13.97	$10.39
Number of accumulation units outstanding at end of period	317,422	4,894
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.53	$11.69
Value at end of period	$14.34	$11.53
Number of accumulation units outstanding at end of period	2,435	1,936
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.32	$12.19
Value at end of period	$16.14	$12.32
Number of accumulation units outstanding at end of period	0	17
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.32	$12.25
Value at end of period	$16.06	$12.32
Number of accumulation units outstanding at end of period	59,345	6,812
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.75	$10.70
Value at end of period	$14.00	$10.75
Number of accumulation units outstanding at end of period	200,256	30
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.44	$11.40
Value at end of period	$15.48	$11.44
Number of accumulation units outstanding at end of period	10,571	9
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.14	$11.13
Value at end of period	$13.17	$11.14
Number of accumulation units outstanding at end of period	980	76
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$14.59
Value at end of period	$17.52
Number of accumulation units outstanding at end of period	630
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.42	$10.42
Value at end of period	$10.42	$10.42
Number of accumulation units outstanding at end of period	875,724	201,278

CFI 82

	Condensed Financial Information (continued)

	2013	2012

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.42	$9.87
Value at end of period	$13.18	$10.42
Number of accumulation units outstanding at end of period	5,598	105
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$13.74	$13.68
Value at end of period	$13.43	$13.74
Number of accumulation units outstanding at end of period	19,721	12,784
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$15.94	$15.69
Value at end of period	$17.83	$15.94
Number of accumulation units outstanding at end of period	256,968	5,994
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.00	$11.80
Value at end of period	$16.03	$12.00
Number of accumulation units outstanding at end of period	39,755	4,344
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.49	$12.15
Value at end of period	$17.25	$12.49
Number of accumulation units outstanding at end of period	74,017	11,204
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.77	$12.65
Value at end of period	$17.67	$12.77
Number of accumulation units outstanding at end of period	30,752	34
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.70	$11.49
Value at end of period	$16.05	$11.70
Number of accumulation units outstanding at end of period	1,897	75
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.21
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	193
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.14	$9.91
Value at end of period	$11.74	$10.14
Number of accumulation units outstanding at end of period	1,760	323
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.88	$9.71
Value at end of period	$11.84	$9.88
Number of accumulation units outstanding at end of period	6,187	229

CFI 83

Condensed Financial Information (continued)

	2013	2012

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.55	$9.30
Value at end of period	$11.74	$9.55
Number of accumulation units outstanding at end of period	2,882	180
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.72	$12.46
Value at end of period	$15.64	$12.72
Number of accumulation units outstanding at end of period	1,600	213
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$11.72	$11.65
Value at end of period	$12.48	$11.72
Number of accumulation units outstanding at end of period	171,929	11
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.67	$11.70
Value at end of period	$15.70	$11.67
Number of accumulation units outstanding at end of period	287	8
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.42	$10.40
Value at end of period	$13.46	$10.42
Number of accumulation units outstanding at end of period	750,944	160,073
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.09	$11.35
Value at end of period	$15.37	$11.09
Number of accumulation units outstanding at end of period	391,431	84,100
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$9.54	$8.95
Value at end of period	$11.42	$9.54
Number of accumulation units outstanding at end of period	7,693	2,937
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.83	$12.84
Value at end of period	$12.45	$12.83
Number of accumulation units outstanding at end of period	6,666	1,338
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.44	$10.45
Value at end of period	$13.72	$10.44
Number of accumulation units outstanding at end of period	226,622	11,424
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$9.99	$9.68
Value at end of period	$12.96	$9.99
Number of accumulation units outstanding at end of period	163,700	82,360

CFI 84

	Condensed Financial Information (continued)

	2013	2012

METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.56
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	21,146
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.46	$11.09
Value at end of period	$16.08	$11.46
Number of accumulation units outstanding at end of period	239,520	12,465
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.17	$12.15
Value at end of period	$11.87	$12.17
Number of accumulation units outstanding at end of period	5,620	19
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during December 2012)
Value at beginning of period	$10.45	$10.60
Value at end of period	$13.72	$10.45
Number of accumulation units outstanding at end of period	4,914	2,609

TABLE 11
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.30	$13.38	$14.19	$13.02	$12.38
Value at end of period	$20.51	$15.30	$13.38	$14.19	$13.02
Number of accumulation units outstanding at end of period	1,354	1,017	627	349	1,359
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.06	$10.90	$11.16	$9.68	$9.03
Value at end of period	$14.74	$12.06	$10.90	$11.16	$9.68
Number of accumulation units outstanding at end of period	20,343	18,745	19,896	10,062	3,585
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.32	$11.29	$11.13	$9.97	$9.43
Value at end of period	$15.90	$12.32	$11.29	$11.13	$9.97
Number of accumulation units outstanding at end of period	28,083	20,290	17,813	7,440	1,604
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.46	$12.68	$11.28	$10.75	$10.20
Value at end of period	$12.17	$13.46	$12.68	$11.28	$10.75
Number of accumulation units outstanding at end of period	12,914	33,093	18,128	13,725	8,279
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$18.65	$15.58	$17.66	$16.74
Value at end of period	$26.84	$18.65	$15.58	$17.66
Number of accumulation units outstanding at end of period	3,572	1,810	1,579	850

CFI 85

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.79	$7.85	$8.51	$8.07	$5.80	$8.94
Value at end of period	$12.20	$9.79	$7.85	$8.51	$8.07	$5.80
Number of accumulation units outstanding at end of period	14,330	5,528	4,979	4,307	3,790	3,808
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.68	$10.94	$11.85
Value at end of period	$18.23	$12.68	$10.94
Number of accumulation units outstanding at end of period	3,574	603	1,591
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.64	$15.66	$15.83	$13.86
Value at end of period	$23.39	$17.64	$15.66	$15.83
Number of accumulation units outstanding at end of period	5,640	4,025	3,988	1,891
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84	$12.09
Value at end of period	$18.14	$15.45	$14.05	$13.50	$12.11	$9.71	$14.21	$13.90	$12.84
Number of accumulation units outstanding at end of period	15,915	21,225	16,810	12,450	13,253	11,277	6,215	13,936	15,497
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.94	$10.75
Value at end of period	$11.22	$10.94
Number of accumulation units outstanding at end of period	2,416	1,253
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.82	$8.59	$9.09	$7.86	$6.20	$8.84
Value at end of period	$12.79	$9.82	$8.59	$9.09	$7.86	$6.20
Number of accumulation units outstanding at end of period	17,041	17,106	6,788	31,277	8,607	1,352
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.86	$9.37	$9.83	$8.04	$6.11	$8.96
Value at end of period	$14.60	$10.86	$9.37	$9.83	$8.04	$6.11
Number of accumulation units outstanding at end of period	4,708	3,310	2,029	865	343	239
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.57
Value at end of period	$12.09
Number of accumulation units outstanding at end of period	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86	$12.77
Value at end of period	$21.60	$18.06	$15.23	$17.71	$16.27	$11.75	$19.88	$16.80	$13.86
Number of accumulation units outstanding at end of period	329,833	287,712	2,079,790	2,104,935	1,915,626	1,541,793	1,011,770	410,203	533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53	$15.91
Value at end of period	$31.86	$24.39	$21.06	$21.71	$18.61	$13.78	$24.10	$20.60	$18.53
Number of accumulation units outstanding at end of period	714,618	716,659	2,604,172	2,415,531	2,280,121	2,189,447	1,753,796	1,082,527	691,573

CFI 86

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01	$13.03
Value at end of period	$21.44	$16.82	$14.41	$14.34	$12.52	$9.66	$16.93	$16.76	$14.01
Number of accumulation units outstanding at end of period	188,464	222,004	1,262,993	1,303,760	1,418,008	1,444,799	1,241,963	682,997	783,937
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63	$11.51
Value at end of period	$21.70	$16.00	$14.02	$14.06	$11.38	$8.91	$16.96	$13.42	$12.63
Number of accumulation units outstanding at end of period	270,201	301,443	286,047	399,939	417,864	327,083	245,182	451,275	501,786
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83	$11.43
Value at end of period	$19.31	$14.88	$12.38	$15.02	$13.35	$10.60	$18.96	$16.25	$13.83
Number of accumulation units outstanding at end of period	29,106	36,681	28,173	40,790	43,425	50,712	45,025	56,984	89,333
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34	$15.00
Value at end of period	$30.86	$22.77	$19.33	$20.18	$15.82	$12.31	$18.47	$19.01	$16.34
Number of accumulation units outstanding at end of period	37,985	35,540	772,940	834,708	835,057	808,893	637,501	155,795	18,025
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.49	$9.00	$9.22	$8.13	$6.13	$9.08
Value at end of period	$13.72	$10.49	$9.00	$9.22	$8.13	$6.13
Number of accumulation units outstanding at end of period	218,834	194,592	89,862	69,725	20,641	4,779
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19	$13.07
Value at end of period	$27.50	$21.04	$18.17	$18.86	$15.54	$11.51	$15.75	$16.30	$14.19
Number of accumulation units outstanding at end of period	54,606	51,609	331,086	305,813	143,705	27,666	13,680	18,387	8,193
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08	$13.43
Value at end of period	$20.11	$17.31	$15.31	$15.59	$13.73	$11.58	$16.18	$15.40	$14.08
Number of accumulation units outstanding at end of period	149,521	176,386	174,928	240,255	286,440	336,347	345,032	612,966	914,919
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77	$14.91
Value at end of period	$31.61	$22.88	$19.22	$18.89	$15.01	$11.16	$19.09	$18.08	$15.77
Number of accumulation units outstanding at end of period	85,770	73,720	1,352,670	1,438,458	1,413,949	1,201,988	904,525	129,971	20,564
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.32	$12.97	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26	$10.20
Value at end of period	$22.01	$15.32	$12.97	$12.44	$11.69	$9.78	$13.79	$12.76	$11.26
Number of accumulation units outstanding at end of period	15,019	13,764	47,396	36,286	32,694	19,677	10,028	7,874	110
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.49	$9.19	$9.35	$8.28	$6.37	$10.48	$10.69
Value at end of period	$13.93	$10.49	$9.19	$9.35	$8.28	$6.37	$10.48
Number of accumulation units outstanding at end of period	107,723	128,949	106,562	155,366	171,738	173,932	149,130

CFI 87

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.25	$9.77	$10.35	$8.94	$6.72	$9.75
Value at end of period	$12.67	$12.25	$9.77	$10.35	$8.94	$6.72
Number of accumulation units outstanding at end of period	80,116	79,906	1,017,737	935,985	796,150	628,609
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36	$10.48
Value at end of period	$13.55	$13.35	$11.61	$10.66	$8.37	$6.19	$10.12	$12.36
Number of accumulation units outstanding at end of period	86,076	70,650	964,529	908,569	739,250	808,288	653,933	183,195
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74	$17.45
Value at end of period	$27.59	$20.58	$18.42	$19.42	$17.42	$13.30	$22.00	$21.23	$18.74
Number of accumulation units outstanding at end of period	12,755	10,221	47,340	67,444	71,562	39,317	21,209	13,729	2,873
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36	$10.41
Value at end of period	$16.11	$11.57	$10.18	$10.52	$8.44	$6.80	$10.36
Number of accumulation units outstanding at end of period	13,998	12,229	8,990	7,378	4,507	1,238	14
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88	$9.90
Value at end of period	$22.08	$16.32	$14.31	$16.15	$12.64	$9.13	$15.07	$13.23	$11.88
Number of accumulation units outstanding at end of period	90,885	83,967	1,201,032	769,394	619,870	295,965	94,324	47,840	18,065
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19	$10.01
Value at end of period	$14.76	$15.46	$14.39	$13.95	$12.10	$10.00	$11.90	$10.99	$10.19
Number of accumulation units outstanding at end of period	138,645	149,121	658,923	714,560	579,987	538,205	391,046	240,769	250,314
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.53	$11.93	$13.20	$10.90	$7.97	$13.58	$9.69
Value at end of period	$13.04	$11.53	$11.93	$13.20	$10.90	$7.97	$13.58
Number of accumulation units outstanding at end of period	83,563	98,956	63,883	103,520	94,742	91,789	76,523
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.73	$16.34	$15.29	$15.33
Value at end of period	$16.34	$16.73	$16.34	$15.29
Number of accumulation units outstanding at end of period	661	1,897	2,721	1,697
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74	$8.89
Value at end of period	$16.05	$12.34	$10.72	$10.80	$9.51	$7.34	$11.82	$11.06	$9.74
Number of accumulation units outstanding at end of period	961,178	839,210	847,975	1,160,834	975,697	1,222,363	1,124,594	1,720,872	1,787,621
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02	$12.23
Value at end of period	$20.17	$15.25	$13.39	$13.47	$11.88	$9.69	$15.51	$14.85	$13.02
Number of accumulation units outstanding at end of period	258,044	250,124	450,565	573,609	572,860	594,639	350,930	342,528	208,675

CFI 88

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85	$19.54
Value at end of period	$38.05	$28.42	$24.27	$24.67	$20.34	$15.52	$24.98	$23.80	$21.85
Number of accumulation units outstanding at end of period	98,915	108,294	393,949	406,845	416,193	452,410	477,321	432,043	424,025
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55	$15.15
Value at end of period	$27.52	$19.38	$17.33	$17.55	$14.36	$11.56	$17.49	$18.74	$16.55
Number of accumulation units outstanding at end of period	56,030	63,279	322,594	355,597	348,307	399,729	341,597	387,810	275,806
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.33
Value at end of period	$15.68
Number of accumulation units outstanding at end of period	3
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18	$14.73
Value at end of period	$21.20	$21.34	$19.60	$18.32	$16.76	$15.10	$16.58	$15.72	$15.18
Number of accumulation units outstanding at end of period	263,194	303,039	533,775	539,402	505,538	463,234	389,230	299,042	209,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.38	$7.09	$8.12	$7.57	$5.97
Value at end of period	$10.13	$8.38	$7.09	$8.12	$7.57
Number of accumulation units outstanding at end of period	27,712	23,444	81,043	88,067	78,707
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.22	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26	$11.95
Value at end of period	$17.15	$14.22	$11.99	$14.17	$13.89	$10.98	$19.27	$17.08	$13.26
Number of accumulation units outstanding at end of period	53,898	55,390	114,563	150,702	202,993	296,268	360,257	72,092	17,285
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88	$12.28
Value at end of period	$20.66	$15.38	$13.03	$13.37	$11.67	$9.13	$14.44	$14.85	$12.88
Number of accumulation units outstanding at end of period	37,593	37,617	87,185	128,060	123,761	144,880	138,953	152,560	8,058
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15	$10.36
Value at end of period	$18.41	$14.80	$13.19	$13.40	$11.99	$9.82	$12.89	$12.50	$11.15
Number of accumulation units outstanding at end of period	271,903	280,556	317,644	610,511	580,703	633,250	581,824	534,406	842,927
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10	$10.74
Value at end of period	$17.99	$13.51	$11.85	$12.17	$10.87	$8.82	$13.08	$12.81	$11.10
Number of accumulation units outstanding at end of period	79,567	56,479	364,092	402,373	377,644	327,917	293,847	79,372	1,680
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47	$9.90
Value at end of period	$22.46	$23.95	$20.21	$24.85	$20.76	$12.16	$25.08	$18.20	$13.47
Number of accumulation units outstanding at end of period	14,449	20,624	11,049	25,791	26,525	14,500	11,763	6,592	4,930

CFI 89

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45	$14.44
Value at end of period	$29.43	$22.48	$18.83	$18.58	$15.19	$12.15	$18.24	$17.91	$15.45
Number of accumulation units outstanding at end of period	71,918	64,300	45,069	42,985	41,638	34,298	22,178	41,969	14,965
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35	$11.21
Value at end of period	$23.00	$16.64	$14.09	$14.35	$11.38	$8.98	$12.89	$13.17	$11.35
Number of accumulation units outstanding at end of period	14,686	10,479	246,550	130,890	82,444	65,526	34,384	7,333	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.20	$10.38	$10.33
Value at end of period	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	385,660	301,417	1,529,431
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23	$9.43
Value at end of period	$13.08	$10.04	$8.80	$8.54	$7.19	$6.42	$9.23
Number of accumulation units outstanding at end of period	414,433	344,087	1,000,518	1,059,936	1,345,805	1,238,565	751,731
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.18	$9.96	$10.15	$8.49	$6.60	$10.23
Value at end of period	$15.12	$11.18	$9.96	$10.15	$8.49	$6.60
Number of accumulation units outstanding at end of period	3,534	14,605	85,558	83,740	85,584	95,443
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.38	$15.71	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61	$13.13
Value at end of period	$20.52	$17.38	$15.71	$15.54	$14.22	$12.12	$15.69	$15.16	$13.61
Number of accumulation units outstanding at end of period	28,997	26,726	24,763	30,649	28,593	32,506	22,187	95,124	19,366
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.91	$18.55	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47	$9.95
Value at end of period	$25.00	$20.91	$18.55	$17.52	$15.49	$11.72	$18.92	$14.92	$11.47
Number of accumulation units outstanding at end of period	26,527	21,178	350,850	278,031	267,963	236,809	172,393	16,461	302
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59	$10.34
Value at end of period	$26.02	$19.81	$17.44	$17.61	$13.58	$9.65	$15.55	$12.43	$11.59
Number of accumulation units outstanding at end of period	89,008	47,326	28,460	13,627	10,928	5,469	2,496	4,433	3,312
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45	$12.20
Value at end of period	$13.63	$13.70	$13.76	$13.83	$13.86	$13.89	$13.60	$12.99	$12.45
Number of accumulation units outstanding at end of period	502,402	473,852	1,809,847	1,468,184	1,424,386	1,857,131	1,202,284	214,602	61,613
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85	$10.30
Value at end of period	$14.43	$11.10	$10.10	$10.60	$9.17	$7.41	$11.37	$10.85
Number of accumulation units outstanding at end of period	27,641	21,357	87,391	103,764	98,512	119,890	98,451	49,010

CFI 90

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22	$10.45
Value at end of period	$20.29	$16.04	$13.25	$14.49	$12.55	$9.04	$15.22	$14.35	$12.22
Number of accumulation units outstanding at end of period	624,600	686,651	1,292,209	1,354,724	1,325,428	1,281,594	1,353,299	1,129,666	1,449,964
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$16.41	$10.42
Value at end of period	$18.86	$17.95	$15.82	$15.23	$13.39	$9.01	$11.69	$11.42	$10.54
Number of accumulation units outstanding at end of period	58,211	44,498	324,318	274,897	113,811	87,761	59,052	17,763	995
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$17.40	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76	$11.47
Value at end of period	$16.99	$17.40	$16.21	$15.78	$14.74	$13.15	$13.25	$12.17	$11.76
Number of accumulation units outstanding at end of period	265,754	297,996	216,029	186,036	112,064	68,749	21,356	88,336	29,607
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63	$10.15
Value at end of period	$19.82	$17.73	$15.34	$15.53	$13.11	$7.89	$11.23	$10.63
Number of accumulation units outstanding at end of period	16,848	15,467	256,411	217,323	198,272	154,035	136,420	17,939
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.70	$14.66	$14.14	$12.60	$10.71
Value at end of period	$21.94	$16.70	$14.66	$14.14	$12.60
Number of accumulation units outstanding at end of period	6,019	4,270	1,230	5,942	811
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.74	$9.34	$9.15	$8.20	$6.66	$9.02
Value at end of period	$14.11	$10.74	$9.34	$9.15	$8.20	$6.66
Number of accumulation units outstanding at end of period	16,696	19,580	180,713	169,976	142,094	1,423
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.17	$13.15	$13.14	$11.89	$10.07
Value at end of period	$19.85	$15.17	$13.15	$13.14	$11.89
Number of accumulation units outstanding at end of period	5,166	4,811	28,935	22,733	28,787
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.04	$15.70	$16.13	$12.88	$11.42
Value at end of period	$24.21	$18.04	$15.70	$16.13	$12.88
Number of accumulation units outstanding at end of period	3,481	2,939	73,702	50,451	40,684
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.74	$10.08	$10.32	$8.29	$5.94	$9.31
Value at end of period	$15.68	$11.74	$10.08	$10.32	$8.29	$5.94
Number of accumulation units outstanding at end of period	18,552	9,043	43,125	5,757	1,726	554
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.21	$10.58	$11.06	$8.79	$6.98	$10.10
Value at end of period	$16.86	$12.21	$10.58	$11.06	$8.79	$6.98
Number of accumulation units outstanding at end of period	8,266	6,391	28,413	6,556	1,543	787

CFI 91

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27	$7.22
Value at end of period	$18.06	$13.05	$11.39	$11.35	$8.62	$6.61	$10.14	$9.26	$8.27
Number of accumulation units outstanding at end of period	18,995	14,193	26,828	29,842	23,989	3,213	2,181	1,809	3,421
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38	$15.24
Value at end of period	$34.76	$25.36	$22.26	$22.94	$18.54	$14.60	$21.29	$20.20	$17.38
Number of accumulation units outstanding at end of period	118,181	113,516	106,197	136,325	134,627	136,964	99,236	91,467	233,878
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.23	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73	$10.13
Value at end of period	$14.36	$13.23	$11.93	$12.07	$10.91	$8.96	$12.31	$11.83	$10.73
Number of accumulation units outstanding at end of period	278,523	271,170	312,384	374,090	330,622	231,754	151,358	44,452	452
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96	$10.43
Value at end of period	$15.02	$12.98	$11.50	$11.92	$10.53	$8.41	$12.79	$12.28	$10.96
Number of accumulation units outstanding at end of period	430,915	380,122	312,879	350,851	305,840	205,308	86,634	25,973	685
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12	$10.88
Value at end of period	$15.72	$13.12	$11.46	$12.07	$10.59	$8.29	$13.23	$12.63	$11.12
Number of accumulation units outstanding at end of period	358,954	302,791	329,333	401,710	351,861	228,490	81,083	31,164	149
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33	$11.07
Value at end of period	$16.11	$13.12	$11.42	$12.09	$10.56	$8.17	$13.66	$12.97	$11.33
Number of accumulation units outstanding at end of period	284,337	248,822	262,725	281,483	231,366	149,503	44,478	15,263	0
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.56	$10.93	$11.58	$10.03
Value at end of period	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	40,404	26,979	13,763	3,216
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.59	$9.36	$9.64	$8.59	$8.51
Value at end of period	$12.18	$10.59	$9.36	$9.64	$8.59
Number of accumulation units outstanding at end of period	8,968	251	179	139	88
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36	$10.23
Value at end of period	$14.18	$13.32	$12.20	$12.21	$11.20	$9.60	$11.58	$11.06	$10.36
Number of accumulation units outstanding at end of period	17,676	18,337	136,479	33,291	39,728	53,963	72,216	45,576	235
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.19	$10.04	$10.16	$9.19	$7.67	$8.05
Value at end of period	$12.20	$11.19	$10.04	$10.16	$9.19	$7.67
Number of accumulation units outstanding at end of period	860	11,887	10,590	8,582	6,410	428

CFI 92

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28	$12.72
Value at end of period	$18.75	$16.81	$15.04	$14.85	$13.44	$11.46	$15.07	$14.31	$13.28
Number of accumulation units outstanding at end of period	107,889	110,526	119,694	142,907	70,546	36,749	16,058	13,310	7,966
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19	$11.39
Value at end of period	$17.22	$14.14	$12.36	$12.80	$11.37	$9.13	$14.35	$13.73	$12.19
Number of accumulation units outstanding at end of period	437,506	391,045	382,662	349,911	232,238	129,715	52,777	38,454	59,029
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50	$11.86
Value at end of period	$17.61	$15.18	$13.43	$13.57	$12.17	$10.04	$14.52	$13.83	$12.50
Number of accumulation units outstanding at end of period	329,306	326,317	420,768	344,429	205,320	156,719	161,701	94,487	43,717
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99	$10.69
Value at end of period	$20.03	$16.47	$14.46	$14.13	$12.45	$9.39	$13.02	$12.53	$10.99
Number of accumulation units outstanding at end of period	416,158	312,198	6,259,063	5,529,761	4,344,384	3,156,636	1,934,744	39,912	11,277
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54	$10.27
Value at end of period	$22.17	$16.48	$14.27	$14.89	$11.64	$7.99	$14.13	$12.52	$11.54
Number of accumulation units outstanding at end of period	361,854	395,187	566,674	645,353	645,673	574,121	424,163	565,761	736,534
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37	$14.73
Value at end of period	$25.24	$19.55	$16.77	$17.00	$14.87	$11.95	$18.68	$18.22	$15.37
Number of accumulation units outstanding at end of period	115,995	81,117	487,376	494,774	338,443	211,118	150,263	61,343	13,131
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37	$12.98
Value at end of period	$27.18	$19.62	$16.58	$16.84	$14.49	$10.18	$17.71	$16.20	$14.37
Number of accumulation units outstanding at end of period	283,309	278,727	526,758	535,381	388,270	316,429	250,855	424,529	281,754
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42	$13.13
Value at end of period	$16.89	$14.84	$12.56	$14.40	$12.72	$9.29	$18.50	$15.42
Number of accumulation units outstanding at end of period	16,930	15,418	43,233	37,236	55,916	62,280	53,994	27,546
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.32	$7.88	$9.00	$8.31	$6.32	$10.20
Value at end of period	$11.16	$9.32	$7.88	$9.00	$8.31	$6.32
Number of accumulation units outstanding at end of period	161,166	147,371	217,250	229,590	237,632	245,017
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11	$10.16
Value at end of period	$14.17	$10.90	$9.00	$9.59	$8.95	$6.80	$11.33	$11.11
Number of accumulation units outstanding at end of period	5,601	4,395	3,193	5,759	4,489	2,819	2,211	80

CFI 93

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.55	$12.15	$11.39	$10.78	$10.29
Value at end of period	$12.17	$12.55	$12.15	$11.39	$10.78
Number of accumulation units outstanding at end of period	8,722	10,124	14,403	8,068	2,626
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.14	$12.87	$13.80	$12.74
Value at end of period	$18.17	$14.14	$12.87	$13.80
Number of accumulation units outstanding at end of period	217	153	353	236
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.14	$37.19
Value at end of period	$50.39	$36.14
Number of accumulation units outstanding at end of period	6,097	5,931
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08	$8.58
Value at end of period	$15.90	$12.37	$10.91	$10.97	$10.07	$7.89	$11.35	$10.55	$9.08
Number of accumulation units outstanding at end of period	31,722	32,624	23,759	33,378	36,216	34,384	19,827	19,517	9,720
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70	$16.19
Value at end of period	$33.16	$27.73	$24.53	$24.26	$22.49	$17.96	$21.44	$19.50	$17.70
Number of accumulation units outstanding at end of period	132	202	191	196	186	160	140		89
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88	$12.95
Value at end of period	$31.12	$23.62	$20.24	$20.64	$16.48	$11.44	$20.42	$16.82	$14.88
Number of accumulation units outstanding at end of period	124	214	201	204	192	168	152	138	116
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45	$15.29
Value at end of period	$23.90	$24.05	$22.31	$21.01	$19.55	$17.36	$16.45	$15.45
Number of accumulation units outstanding at end of period	21	21	21	21	21	22	21	25
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22	$11.48
Value at end of period	$17.87	$13.98	$11.70	$13.63	$11.83	$8.63	$15.68	$14.38	$12.22
Number of accumulation units outstanding at end of period	76	200	173	245	225	183	221	59	28
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69	$10.98
Value at end of period	$19.84	$15.30	$12.96	$13.76	$12.07	$8.90	$14.84	$12.96	$11.69
Number of accumulation units outstanding at end of period	137	258	237	222	204	162	127	138	29
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.89	$8.48	$9.05	$7.39	$5.37	$8.78	$10.17
Value at end of period	$11.73	$8.89	$8.48	$9.05	$7.39	$5.37	$8.78
Number of accumulation units outstanding at end of period	11,991	12,288	236,494	70,325	38,125	21,513	10,851

CFI 94

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.87	$11.14	$11.41	$9.19	$7.19	$9.40
Value at end of period	$17.36	$12.87	$11.14	$11.41	$9.19	$7.19
Number of accumulation units outstanding at end of period	53,946	43,599	24,094	11,626	5,130	1,313
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88	$12.75
Value at end of period	$20.78	$16.02	$14.06	$14.72	$11.79	$9.36	$15.51	$15.50	$13.88
Number of accumulation units outstanding at end of period	50,017	53,567	54,943	104,044	107,341	109,356	84,275	124,247	42,780
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.67
Value at end of period	$9.76
Number of accumulation units outstanding at end of period	47,704
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75	$10.31
Value at end of period	$16.11	$11.73	$10.64	$11.03	$9.05	$6.98	$11.48	$10.75
Number of accumulation units outstanding at end of period	32,938	27,105	18,134	12,844	5,037	593	399	725
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02	$13.23
Value at end of period	$22.90	$18.15	$15.10	$16.43	$14.65	$10.71	$17.32	$15.02
Number of accumulation units outstanding at end of period	155,923	138,400	866,891	791,091	632,682	494,220	228,690	163,750
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82	$36.83
Value at end of period	$86.59	$80.32	$66.79	$81.96	$64.87	$35.87	$69.37	$52.09	$41.82
Number of accumulation units outstanding at end of period	54,751	47,388	412,465	395,735	290,951	176,630	129,545	44,019	3,649
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during March 2005)
Value at beginning of period	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61	$18.30
Value at end of period	$35.66	$28.15	$23.33	$25.57	$22.16	$15.93	$26.77	$25.31	$21.61
Number of accumulation units outstanding at end of period	50	64	66	113	115	123	159	97	174
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during June 2008)
Value at beginning of period	$22.98	$20.34	$20.27	$17.72	$14.99	$18.04
Value at end of period	$22.84	$22.98	$20.34	$20.27	$17.72	$14.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	1
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78	$10.44
Value at end of period	$22.03	$15.70	$13.37	$13.74	$11.19	$8.20	$13.25	$13.48	$11.78
Number of accumulation units outstanding at end of period	46,852	42,541	31,594	29,918	22,958	11,496	1,890	1,409	218
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61	$11.79
Value at end of period	$15.93	$13.76	$12.43	$12.72	$11.43	$9.47	$13.73	$12.61
Number of accumulation units outstanding at end of period	19,103	16,580	174,373	201,644	214,682	205,673	58,216	17,955

CFI 95

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01	$11.01
Value at end of period	$15.46	$17.11	$15.81	$14.23	$13.23	$11.23	$12.15	$11.04	$11.01
Number of accumulation units outstanding at end of period	127,592	153,264	1,671,696	1,422,721	862,847	413,595	191,317	62,666	55
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79	$10.35
Value at end of period	$8.83	$9.05	$8.13	$10.66	$9.25	$5.32	$12.79
Number of accumulation units outstanding at end of period	20,368	20,441	178,504	291,843	393,992	458,375	385,205
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85	$10.68
Value at end of period	$18.73	$16.80	$14.55	$14.87	$12.66	$7.93	$12.34	$11.72	$10.85
Number of accumulation units outstanding at end of period	12,034	13,037	6,689	7,353	8,069	9,881	9,288	34,941	31
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.77	$8.87	$10.41	$8.37	$5.48	$8.95
Value at end of period	$13.86	$10.77	$8.87	$10.41	$8.37	$5.48
Number of accumulation units outstanding at end of period	14,352	13,339	10,148	8,614	2,797	1,025
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96	$16.83
Value at end of period	$33.71	$33.14	$28.76	$29.61	$26.41	$22.33	$21.11	$19.14	$16.96
Number of accumulation units outstanding at end of period	217,859	190,450	1,084,122	1,012,847	768,873	555,983	321,712	70,439	68
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.90	$11.29	$10.66	$9.99	$8.74	$9.78
Value at end of period	$11.60	$11.90	$11.29	$10.66	$9.99	$8.74
Number of accumulation units outstanding at end of period	36,459	29,902	20,920	22,176	11,517	1,854
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36	$11.78
Value at end of period	$20.62	$15.49	$12.91	$13.64	$12.21	$9.12	$15.04	$13.64	$12.36
Number of accumulation units outstanding at end of period	316,623	293,901	3,130,770	3,808,211	3,715,843	2,946,765	1,970,670	759,533	1,176
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.68	$8.78	$10.30
Value at end of period	$3.71	$7.68	$8.78
Number of accumulation units outstanding at end of period	5,847	3,844	7,516
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53	$10.14
Value at end of period	$13.21	$10.85	$8.97	$10.56	$8.50	$5.70	$10.53
Number of accumulation units outstanding at end of period	80,532	68,275	786,693	681,129	480,500	408,172	301,600
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01	$13.08
Value at end of period	$22.30	$16.65	$14.13	$17.25	$13.69	$8.28	$16.34	$15.01
Number of accumulation units outstanding at end of period	55,755	56,871	822,038	916,219	770,789	771,205	805,446	102,387

CFI 96

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
WANGER USA
(Funds were first received in this option during November 2006)
Value at beginning of period	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88	$12.60
Value at end of period	$23.05	$17.32	$14.51	$15.11	$12.31	$8.70	$14.49	$13.82	$12.88
Number of accumulation units outstanding at end of period	40,331	42,507	446,239	348,313	201,002	153,558	135,710	68,572	2
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19	$10.61
Value at end of period	$18.85	$14.37	$12.84	$12.06	$10.70	$9.03	$13.58	$13.14	$11.19
Number of accumulation units outstanding at end of period	72,441	76,298	48,042	61,745	64,871	58,254	48,835	141,425	18
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96	$21.98
Value at end of period	$36.88	$26.85	$23.78	$24.43	$20.03	$15.50	$22.82	$24.96
Number of accumulation units outstanding at end of period	20,161	21,168	11,427	14,920	13,845	6,634	6,236	42,076

TABLE 12
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.27	$13.36	$14.18	$13.01	$13.13
Value at end of period	$20.46	$15.27	$13.36	$14.18	$13.01
Number of accumulation units outstanding at end of period	0	81	81	81	852
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.04	$10.88	$11.15	$9.67	$8.59
Value at end of period	$14.70	$12.04	$10.88	$11.15	$9.67
Number of accumulation units outstanding at end of period	1,820	2,494	3,805	2,070	1,614
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.29	$11.27	$11.12	$9.96	$8.19
Value at end of period	$15.86	$12.29	$11.27	$11.12	$9.96
Number of accumulation units outstanding at end of period	219	1,010	889	604	758
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.44	$12.67	$11.27	$10.74	$10.18
Value at end of period	$12.14	$13.44	$12.67	$11.27	$10.74
Number of accumulation units outstanding at end of period	863	4,316	274	1,558	2,058
ARIEL FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.54	$15.87
Value at end of period	$26.68	$18.54
Number of accumulation units outstanding at end of period	561	62
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.76	$7.83	$8.49	$8.06	$5.20
Value at end of period	$12.16	$9.76	$7.83	$8.49	$8.06
Number of accumulation units outstanding at end of period	5,011	5,001	501	112	645

CFI 97

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.66	$10.94	$11.77	$9.80
Value at end of period	$18.20	$12.66	$10.94	$11.77
Number of accumulation units outstanding at end of period	5,288	2,268	2,155	1,049
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.60	$15.64	$15.82	$12.65	$12.11
Value at end of period	$23.34	$17.60	$15.64	$15.82	$12.65
Number of accumulation units outstanding at end of period	93	236	220	509	59
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89	$11.05
Value at end of period	$17.58	$14.98	$13.63	$13.11	$11.76	$9.44	$13.81	$13.52	$12.50	$11.89
Number of accumulation units outstanding at end of period	9,284	9,799	6,063	6,429	10,092	9,755	10,847	16,084	16,449	10,433
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.93	$9.50	$10.07
Value at end of period	$11.21	$10.93	$9.50
Number of accumulation units outstanding at end of period	2,078	1,971	52
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.80	$8.57	$9.08	$7.85	$6.20	$8.13
Value at end of period	$12.75	$9.80	$8.57	$9.08	$7.85	$6.20
Number of accumulation units outstanding at end of period	5,481	4,471	1,107	4,560	7,244	4,161
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.83	$9.35	$9.82	$8.03	$6.11	$8.49
Value at end of period	$14.56	$10.83	$9.35	$9.82	$8.03	$6.11
Number of accumulation units outstanding at end of period	1,168	949	865	1,257	976	1,035
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50	$10.83
Value at end of period	$21.49	$17.98	$15.17	$17.65	$16.23	$11.73	$19.84	$16.78	$13.85	$11.50
Number of accumulation units outstanding at end of period	270,701	258,982	227,397	208,391	176,649	119,192	15,260	5,303	3,094	917
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19	$13.23
Value at end of period	$30.26	$23.18	$20.02	$20.65	$17.71	$13.12	$22.96	$19.63	$17.67	$15.19
Number of accumulation units outstanding at end of period	468,694	487,214	500,854	488,499	488,206	360,449	450,147	510,357	417,525	241,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75	$11.49
Value at end of period	$20.46	$16.05	$13.76	$13.70	$11.97	$9.24	$16.20	$16.05	$13.42	$12.75
Number of accumulation units outstanding at end of period	96,632	107,041	112,047	144,480	148,927	142,179	220,782	233,513	215,262	162,011
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38	$11.07
Value at end of period	$20.50	$15.12	$13.26	$13.30	$10.77	$8.44	$16.07	$12.73	$11.98	$11.38
Number of accumulation units outstanding at end of period	130,749	137,952	153,266	189,895	207,923	227,708	306,986	314,560	318,529	241,508
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79	$9.55
Value at end of period	$17.76	$13.69	$11.40	$13.84	$12.31	$9.78	$17.50	$15.00	$12.77	$10.79
Number of accumulation units outstanding at end of period	79,168	71,052	66,431	68,419	63,159	19,242	40,120	43,549	30,483	13,037
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07	$12.24
Value at end of period	$30.67	$22.64	$19.23	$20.09	$15.75	$12.26	$18.41	$18.96	$16.30	$15.07
Number of accumulation units outstanding at end of period	47,511	27,707	41,040	40,694	39,469	32,066	53,116	48,456	39,003	32,877

CFI 98

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.46	$8.98	$9.21	$8.12	$6.13	$9.82
Value at end of period	$13.68	$10.46	$8.98	$9.21	$8.12	$6.13
Number of accumulation units outstanding at end of period	15,163	19,362	20,776	11,121	1,121	70
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21	$10.94
Value at end of period	$27.34	$20.93	$18.09	$18.78	$15.48	$11.47	$15.70	$16.26	$14.16	$13.21
Number of accumulation units outstanding at end of period	4,629	7,194	7,643	7,046	3,323	1,742	2,421	15,311	15,175	2,259
ING BALANCED PORTFOLIO
Value at beginning of period	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02	$11.97
Value at end of period	$19.21	$16.55	$14.64	$14.92	$13.15	$11.09	$15.50	$14.77	$13.50	$13.02
Number of accumulation units outstanding at end of period	80,773	87,421	90,594	100,439	112,621	136,408	184,244	219,574	213,653	166,906
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74	$11.58
Value at end of period	$31.43	$22.76	$19.12	$18.81	$14.95	$11.12	$19.03	$18.04	$15.74	$14.74
Number of accumulation units outstanding at end of period	91,656	65,726	64,842	58,170	50,736	37,115	13,143	9,600	5,762	5,640
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.26	$12.93	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26	$10.68
Value at end of period	$21.91	$15.26	$12.93	$12.41	$11.66	$9.77	$13.77	$12.75	$11.26
Number of accumulation units outstanding at end of period	18,804	2,935	1,824	4,587	5,622	4,760	855	2,021	187
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.46	$9.16	$9.34	$8.26	$6.36	$10.48	$10.69
Value at end of period	$13.88	$10.46	$9.16	$9.34	$8.26	$6.36	$10.48
Number of accumulation units outstanding at end of period	42,888	50,762	85,903	103,145	77,220	74,988	77,283
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.23	$9.75	$10.34	$8.93	$6.72	$9.74
Value at end of period	$12.64	$12.23	$9.75	$10.34	$8.93	$6.72
Number of accumulation units outstanding at end of period	113,762	109,681	49,576	62,989	57,102	43,651
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$10.05
Value at end of period	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	45,939	43,433	37,548	30,991	22,752	15,437	5,402	6,699
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10	$16.78
Value at end of period	$27.42	$20.47	$18.33	$19.34	$17.35	$13.26	$21.93	$21.17	$18.70	$18.10
Number of accumulation units outstanding at end of period	2,090	2,042	4,596	6,863	5,922	6,105	2,921	1,901	885	1,372
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11	$9.45
Value at end of period	$16.05	$11.53	$10.15	$10.49	$8.42	$6.79	$10.36	$10.11
Number of accumulation units outstanding at end of period	9,826	7,822	7,221	6,310	5,609	882	475	215
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88	$11.44
Value at end of period	$21.99	$16.25	$14.26	$16.10	$12.61	$9.11	$15.05	$13.22	$11.88
Number of accumulation units outstanding at end of period	24,035	25,852	26,696	27,716	17,784	4,421	2,203	236	640

CFI 99

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17	$10.00
Value at end of period	$14.53	$15.38	$14.33	$13.89	$12.06	$9.97	$11.87	$10.86	$10.17
Number of accumulation units outstanding at end of period	112,544	118,967	85,904	71,298	75,934	60,616	173,159	168,267	163,875
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	49,543	62,278	92,010	79,576	67,304	68,665	29,703
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58	$7.96
Value at end of period	$15.15	$11.66	$10.13	$10.21	$9.00	$6.95	$11.20	$10.48	$9.23	$8.58
Number of accumulation units outstanding at end of period	463,592	474,015	506,041	605,018	557,782	591,777	505,931	668,813	772,965	555,941
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64	$10.58
Value at end of period	$18.82	$14.24	$12.51	$12.59	$11.11	$9.07	$14.52	$13.90	$12.20	$11.64
Number of accumulation units outstanding at end of period	134,395	154,441	171,387	168,150	171,792	143,761	300,305	356,781	301,429	223,077
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15	$17.38
Value at end of period	$38.63	$28.86	$24.66	$25.08	$20.69	$15.79	$25.43	$24.24	$22.27	$20.15
Number of accumulation units outstanding at end of period	124,797	119,978	120,942	124,262	120,001	88,402	126,731	167,493	148,662	94,686
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02	$13.20
Value at end of period	$28.40	$20.01	$17.91	$18.14	$14.85	$11.96	$18.10	$19.41	$17.15	$16.02
Number of accumulation units outstanding at end of period	75,206	50,572	51,423	49,075	49,444	43,828	46,893	71,347	73,546	36,943
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54	$13.94
Value at end of period	$20.75	$20.89	$19.21	$17.96	$16.44	$14.81	$16.28	$15.44	$14.92	$14.54
Number of accumulation units outstanding at end of period	252,646	265,161	276,267	265,539	247,184	233,535	139,784	136,970	131,320	80,640
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.36	$7.08	$8.11	$7.56	$5.85
Value at end of period	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	26,866	10,715	6,638	6,869	6,638
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.14	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16	$10.41
Value at end of period	$17.05	$14.14	$11.93	$14.10	$13.83	$10.94	$19.21	$17.03	$13.23	$12.16
Number of accumulation units outstanding at end of period	20,570	20,786	28,308	27,799	47,774	45,852	63,875	52,807	25,955	25,882
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50	$10.76
Value at end of period	$20.54	$15.30	$12.96	$13.31	$11.63	$9.10	$14.40	$14.82	$12.86	$12.50
Number of accumulation units outstanding at end of period	23,376	24,150	26,358	32,141	34,921	32,182	14,948	12,799	16,863	11,574
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12	$10.17
Value at end of period	$17.67	$14.64	$13.05	$13.27	$11.54	$9.74	$12.78	$12.05	$11.12
Number of accumulation units outstanding at end of period	119,192	142,927	131,160	170,068	180,677	185,525	854,673	901,737	157,585
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80	$11.37
Value at end of period	$17.92	$13.46	$11.81	$12.14	$10.85	$8.80	$13.06	$12.80
Number of accumulation units outstanding at end of period	26,686	24,002	23,827	19,797	15,420	6,060	1,404	164

CFI 100

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47	$11.59
Value at end of period	$22.37	$23.86	$20.14	$24.78	$20.71	$12.14	$25.05	$18.19	$13.47
Number of accumulation units outstanding at end of period	12,878	17,562	19,438	13,115	9,734	7,316	7,775	4,757	1,241
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29	$11.91
Value at end of period	$29.26	$22.36	$18.74	$18.50	$15.13	$12.11	$18.18	$17.87	$15.42	$14.29
Number of accumulation units outstanding at end of period	38,443	17,390	12,623	12,580	24,186	21,652	14,566	24,895	6,592	707
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16	$12.86
Value at end of period	$22.90	$16.57	$14.04	$14.31	$11.35	$8.97	$12.87	$13.16
Number of accumulation units outstanding at end of period	14,570	2,091	1,773	1,815	686	583	452	179
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.19	$10.38	$10.32
Value at end of period	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	138,712	128,445	125,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22	$9.43
Value at end of period	$13.03	$10.01	$8.77	$8.52	$7.18	$6.41	$9.22
Number of accumulation units outstanding at end of period	419,462	396,697	410,416	279,640	300,263	181,409	207,429
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.16	$9.94	$10.14	$8.48	$6.60	$10.23
Value at end of period	$15.08	$11.16	$9.94	$10.14	$8.48	$6.60
Number of accumulation units outstanding at end of period	704	621	1,750	5,942	6,623	6,014
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.31	$15.66	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30	$12.03
Value at end of period	$20.43	$17.31	$15.66	$15.50	$14.19	$12.10	$15.67	$15.15	$13.61	$13.30
Number of accumulation units outstanding at end of period	1,880	2,176	2,286	3,405	4,596	3,330	2,214	5,365	22,241	16,880
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$20.83	$18.49	$17.47	$15.46	$11.70	$18.89	$14.91	$13.72
Value at end of period	$24.89	$20.83	$18.49	$17.47	$15.46	$11.70	$18.89	$14.91
Number of accumulation units outstanding at end of period	16,713	13,843	12,632	6,108	3,396	5,849	6,748	205
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53	$9.50
Value at end of period	$25.85	$19.70	$17.35	$17.53	$13.52	$9.61	$15.50	$12.39	$11.56	$10.53
Number of accumulation units outstanding at end of period	83,305	78,071	38,420	20,037	10,564	8,423	21,838	14,505	14,359	15,350
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99	$11.93
Value at end of period	$13.40	$13.47	$13.54	$13.61	$13.65	$13.68	$13.40	$12.81	$12.29	$11.99
Number of accumulation units outstanding at end of period	414,510	450,617	357,259	410,286	370,967	248,143	240,415	282,543	208,749	161,940
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36	$10.94
Value at end of period	$14.37	$11.06	$10.07	$10.58	$9.16	$7.40	$11.36
Number of accumulation units outstanding at end of period	34,447	33,898	33,117	32,357	27,165	18,669	4,884

CFI 101

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18	$10.13
Value at end of period	$20.06	$15.33	$13.11	$14.35	$12.43	$8.65	$14.58	$14.26	$12.18
Number of accumulation units outstanding at end of period	259,825	294,196	300,439	328,988	329,300	334,132	680,701	710,322	208,526
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41	$10.77
Value at end of period	$18.78	$17.88	$15.77	$15.18	$13.36	$8.99	$11.67	$11.41
Number of accumulation units outstanding at end of period	5,818	10,028	9,201	8,627	1,047	412	399	398
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.31	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56	$11.14
Value at end of period	$16.89	$17.31	$16.13	$15.71	$14.68	$13.11	$13.21	$12.14	$11.74	$11.56
Number of accumulation units outstanding at end of period	190,669	236,229	246,284	234,451	166,168	109,250	20,036	14,459	13,853	13,155
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22	$11.35
Value at end of period	$19.75	$17.67	$15.29	$15.49	$13.09	$7.88	$11.22
Number of accumulation units outstanding at end of period	24,143	7,182	5,889	7,527	7,794	701	315
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.67	$14.64	$14.13	$12.59	$10.71
Value at end of period	$21.89	$16.67	$14.64	$14.13	$12.59
Number of accumulation units outstanding at end of period	0	0	51	0	3
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.71	$9.32	$9.14	$8.19	$5.03
Value at end of period	$14.07	$10.71	$9.32	$9.14	$8.19
Number of accumulation units outstanding at end of period	2,241	2,297	3,503	4,540	5,152
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.14	$13.13	$13.13	$11.88	$10.07
Value at end of period	$19.80	$15.14	$13.13	$13.13	$11.88
Number of accumulation units outstanding at end of period	80	74	0	382	386
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.01	$15.68	$16.12	$12.88	$11.42
Value at end of period	$24.16	$18.01	$15.68	$16.12	$12.88
Number of accumulation units outstanding at end of period	1,358	908	2,368	2,267	2,002
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.71	$10.06	$10.31	$8.28	$5.94	$10.17
Value at end of period	$15.63	$11.71	$10.06	$10.31	$8.28	$5.94
Number of accumulation units outstanding at end of period	1,259	546	492	1,684	526	302
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.18	$10.56	$11.05	$8.79	$6.98	$10.29
Value at end of period	$16.81	$12.18	$10.56	$11.05	$8.79	$6.98
Number of accumulation units outstanding at end of period	2,050	1,958	1,750	2,555	2,380	1,357
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60	$6.94
Value at end of period	$17.95	$12.98	$11.33	$11.30	$8.58	$6.59	$10.11	$9.23	$8.25	$7.60
Number of accumulation units outstanding at end of period	98,632	90,143	35,371	22,232	7,999	8,945	396,738	392,017	378,380	354,764

CFI 102

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56	$13.67
Value at end of period	$33.98	$24.80	$21.78	$22.46	$18.15	$14.31	$20.87	$19.82	$17.06	$15.56
Number of accumulation units outstanding at end of period	76,412	72,421	53,751	56,392	66,470	63,505	79,026	89,954	88,534	57,477
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.91
Value at end of period	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	182,593	180,020	187,673	157,332	168,772	71,175	44,315	138,732
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.27
Value at end of period	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	341,483	329,727	295,685	255,656	227,405	61,285	29,062	72,194
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.51
Value at end of period	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	249,728	199,009	177,241	169,548	145,855	40,253	25,438	62,393
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.62
Value at end of period	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	145,502	132,056	107,058	97,009	78,795	23,976	11,577	22,036
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.55	$10.92	$11.58	$9.96
Value at end of period	$15.41	$12.55	$10.92	$11.58
Number of accumulation units outstanding at end of period	4,885	3,956	1,933	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05	$10.49
Value at end of period	$14.12	$13.27	$12.16	$12.18	$11.17	$9.59	$11.57	$11.05
Number of accumulation units outstanding at end of period	28,810	24,714	20,905	25,642	29,370	6,853	5,295	6,210
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$11.16	$11.13
Value at end of period	$12.16	$11.16
Number of accumulation units outstanding at end of period	130	18
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53	$11.67
Value at end of period	$18.20	$16.33	$14.62	$14.44	$13.07	$11.15	$14.67	$13.94	$12.94	$12.53
Number of accumulation units outstanding at end of period	9,466	9,959	8,223	10,139	14,706	17,011	21,102	18,284	16,926	11,351
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11	$9.97
Value at end of period	$16.52	$13.57	$11.86	$12.29	$10.93	$8.77	$13.80	$13.21	$11.73	$11.11
Number of accumulation units outstanding at end of period	44,872	51,153	62,217	76,325	93,456	90,646	43,752	58,054	49,372	2,406
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62	$10.60
Value at end of period	$16.97	$14.63	$12.95	$13.10	$11.76	$9.70	$14.03	$13.38	$12.10	$11.62
Number of accumulation units outstanding at end of period	212,874	225,346	254,296	275,953	291,512	311,074	31,364	41,633	36,576	10,492

CFI 103

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52	$11.18
Value at end of period	$19.94	$16.41	$14.41	$14.09	$12.42	$9.37	$13.00	$12.52
Number of accumulation units outstanding at end of period	455,531	435,345	440,395	395,719	371,807	246,391	19,136	4,340
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50	$9.94
Value at end of period	$21.92	$16.30	$14.12	$14.74	$11.25	$7.92	$14.01	$12.11	$11.50
Number of accumulation units outstanding at end of period	93,799	108,419	139,302	185,641	215,175	209,938	183,461	252,603	170,085
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87	$13.01
Value at end of period	$25.14	$19.48	$16.71	$16.95	$14.83	$11.93	$18.66	$18.20	$15.37	$14.87
Number of accumulation units outstanding at end of period	35,175	28,953	30,629	28,142	23,200	13,398	12,960	9,179	10,755	6,155
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97	$11.85
Value at end of period	$25.81	$18.63	$15.76	$16.02	$13.78	$9.69	$16.87	$15.43	$13.69	$12.97
Number of accumulation units outstanding at end of period	112,533	117,627	97,093	107,872	92,519	82,227	93,735	120,195	106,399	61,267
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40	$14.92
Value at end of period	$16.81	$14.79	$12.52	$14.36	$12.69	$9.28	$18.47	$15.40
Number of accumulation units outstanding at end of period	665	665	267	466	467	4,315	191	1,608
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	73,382	69,756	63,550	74,126	71,936	73,810
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32	$10.85
Value at end of period	$14.12	$10.87	$8.98	$9.57	$8.93	$6.79	$11.32
Number of accumulation units outstanding at end of period	842	0	1,265	1,132	686	369	191
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.52	$12.13	$11.37	$10.77	$10.23	$9.64
Value at end of period	$12.14	$12.52	$12.13	$11.37	$10.77	$10.23
Number of accumulation units outstanding at end of period	15,455	20,445	21,389	21,361	24,372	2,256
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.11	$12.85	$13.79	$12.32	$11.86
Value at end of period	$18.13	$14.11	$12.85	$13.79	$12.32
Number of accumulation units outstanding at end of period	48	48	207	48	48
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.12	$37.19
Value at end of period	$50.34	$36.12
Number of accumulation units outstanding at end of period	5,205	6,376
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64	$7.98
Value at end of period	$15.79	$12.28	$10.84	$10.91	$10.01	$7.85	$11.30	$10.51	$9.05	$8.64
Number of accumulation units outstanding at end of period	24,023	30,100	40,948	51,813	52,043	54,037	83,014	72,306	31,974	38,655

CFI 104

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30	$18.46
Value at end of period	$31.30	$26.19	$23.18	$22.93	$21.28	$16.99	$20.30
Number of accumulation units outstanding at end of period	0	0	0	5	4	5	2
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83	$10.69
Value at end of period	$29.86	$22.68	$19.44	$19.83	$15.84	$11.00	$19.65	$16.48	$14.33	$12.83
Number of accumulation units outstanding at end of period	0	0	0	6	5	6	2	0	6	113,096
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36	$13.89
Value at end of period	$23.27	$23.43	$21.75	$20.49	$19.08	$16.94	$16.07	$15.10	$14.56	$14.36
Number of accumulation units outstanding at end of period	0	0	0	23	23	24	21	18	18	65,116
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92	$12.22
Value at end of period	$18.56	$14.32	$12.14	$12.89	$11.32	$8.35	$13.92
Number of accumulation units outstanding at end of period	0	0	0	8	7	8	3
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.87	$8.46	$9.03	$7.38	$5.37	$4.82
Value at end of period	$11.70	$8.87	$8.46	$9.03	$7.38	$5.37
Number of accumulation units outstanding at end of period	0	140	140	353	1,070	621
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.84	$11.12	$11.39	$9.18	$5.98
Value at end of period	$17.31	$12.84	$11.12	$11.39	$9.18
Number of accumulation units outstanding at end of period	1,729	1,621	1,140	122	88
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87	$10.43
Value at end of period	$20.65	$15.93	$13.98	$14.65	$11.74	$9.33	$15.46	$15.46	$13.85	$12.87
Number of accumulation units outstanding at end of period	20,818	12,844	34,221	40,271	39,405	36,506	181,193	189,561	174,312	122,933
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$9.71
Value at end of period	$9.75
Number of accumulation units outstanding at end of period	165
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.61
Value at end of period	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47
Number of accumulation units outstanding at end of period	19,260	16,389	24,007	18,354	15,543	9,576	3,356
NEW PERSPECTIVE FUND®
Value at beginning of period	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37	$9.98
Value at end of period	$22.78	$18.07	$15.04	$16.38	$14.61	$10.69	$17.29	$15.00	$12.58	$11.37
Number of accumulation units outstanding at end of period	42,387	31,654	35,788	29,543	33,802	19,110	15,388	12,487	2,547	431
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69	$25.11
Value at end of period	$86.01	$79.82	$66.41	$81.54	$64.56	$35.72	$69.12	$51.92	$41.70	$29.69
Number of accumulation units outstanding at end of period	27,618	25,573	27,119	24,027	21,707	16,306	19,815	5,867	6,340	644

CFI 105

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57	$24.61
Value at end of period	$35.28	$27.87	$23.11	$25.33	$21.97	$15.80	$26.57
Number of accumulation units outstanding at end of period	0	0	0	4	4	4	2
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78	$11.91
Value at end of period	$21.93	$15.64	$13.33	$13.70	$11.17	$8.18	$13.24	$13.47	$11.78
Number of accumulation units outstanding at end of period	58,058	53,550	49,129	45,480	37,789	2,612	2,328	1,951	1,189
PAX WORLD BALANCED FUND
Value at beginning of period	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89	$10.71
Value at end of period	$15.83	$13.68	$12.36	$12.66	$11.38	$9.43	$13.68	$12.57	$11.42	$10.89
Number of accumulation units outstanding at end of period	68,852	70,584	89,390	86,563	116,445	104,238	25,685	18,194	805	559
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00	$10.84
Value at end of period	$15.38	$17.04	$15.75	$14.18	$13.19	$11.21	$12.12	$11.03	$11.00
Number of accumulation units outstanding at end of period	137,753	166,193	174,742	147,160	79,059	41,953	26,415	2,615	574
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79	$10.89
Value at end of period	$8.80	$9.03	$8.11	$10.64	$9.23	$5.32	$12.79
Number of accumulation units outstanding at end of period	4,773	4,185	7,617	8,640	9,463	6,476	12,745
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84	$10.64
Value at end of period	$18.64	$16.73	$14.49	$14.82	$12.63	$7.91	$12.32	$11.70	$10.84
Number of accumulation units outstanding at end of period	48,007	50,013	30,388	21,893	16,453	9,687	3,070	1,954	497
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.75	$8.85	$10.39	$8.36	$8.12
Value at end of period	$13.82	$10.75	$8.85	$10.39	$8.36
Number of accumulation units outstanding at end of period	15,293	9,038	8,291	4,880	30
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55	$15.88
Value at end of period	$33.50	$32.95	$28.61	$29.47	$26.29	$22.24	$21.04	$19.09	$16.92	$17.55
Number of accumulation units outstanding at end of period	44,806	46,300	64,916	54,638	43,001	26,913	18,246	2,145	1,361	458
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.87	$11.27	$10.65	$9.98	$8.73	$9.90
Value at end of period	$11.57	$11.87	$11.27	$10.65	$9.98	$8.73
Number of accumulation units outstanding at end of period	6,544	6,831	383	1,008	311	54
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87	$9.96
Value at end of period	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$12.35	$10.87
Number of accumulation units outstanding at end of period	338,391	348,210	352,289	344,683	339,960	273,606	81,624	54,736	21,900	12,419
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$7.67	$8.77	$10.70
Value at end of period	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	33,284	20,368	3,208

CFI 106

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53	$10.40
Value at end of period	$13.17	$10.82	$8.95	$10.54	$8.48	$5.70	$10.53
Number of accumulation units outstanding at end of period	2,905	3,182	7,147	6,239	7,545	5,342	2,662
WANGER SELECT
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99	$13.45
Value at end of period	$22.19	$16.58	$14.07	$17.19	$13.66	$8.26	$16.31	$14.99
Number of accumulation units outstanding at end of period	73,801	79,198	100,432	99,456	97,753	77,282	12,637	1,620
WANGER USA
Value at beginning of period	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63	$10.35
Value at end of period	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$12.87	$11.63
Number of accumulation units outstanding at end of period	3,100	3,505	7,472	11,135	21,192	18,327	16,674	14,278	1,956	342
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87	$10.07
Value at end of period	$18.76	$14.31	$12.79	$12.02	$10.67	$9.01	$13.56	$13.12	$11.18	$10.87
Number of accumulation units outstanding at end of period	21,244	26,234	31,598	46,913	44,349	36,209	30,945	6,866	9,955	12,557
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76	$16.77
Value at end of period	$36.64	$26.68	$23.65	$24.30	$19.93	$15.43	$22.74	$24.88	$20.60	$18.76
Number of accumulation units outstanding at end of period	1,835	2,745	12,049	13,332	20,871	19,571	20,435	9,643	1,164	1,086

TABLE 13
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES THAT CHANGED TO 0.55%
EFFECTIVE DECEMBER 16, 2003
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09	$10.30
Value at end of period	$16.39	$13.97	$12.71	$12.22	$10.96	$8.80	$12.88	$12.60	$11.65	$11.09
Number of accumulation units outstanding at end of period	4,115	2,856	3,541	578	558	534	532	3,679	5,986	3,397
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21	$11.50
Value at end of period	$26.31	$20.15	$17.41	$17.96	$15.40	$11.41	$19.96	$17.07	$15.36	$13.21
Number of accumulation units outstanding at end of period	44,364	47,317	50,659	57,118	57,079	59,293	65,378	119,283	106,278	91,279
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74	$10.58
Value at end of period	$18.83	$14.78	$12.67	$12.62	$11.02	$8.51	$14.92	$14.77	$12.36	$11.74
Number of accumulation units outstanding at end of period	26,246	25,071	31,707	33,852	33,424	33,843	36,708	68,536	78,723	86,883
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53	$9.27
Value at end of period	$17.16	$12.66	$11.10	$11.13	$9.02	$7.07	$13.45	$10.65	$10.02	$9.53
Number of accumulation units outstanding at end of period	44,650	42,130	43,031	43,997	45,095	41,426	46,143	90,967	89,225	94,934
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27	$10.85
Value at end of period	$20.20	$15.57	$12.97	$15.74	$13.99	$11.12	$19.90	$17.05	$14.52	$12.27
Number of accumulation units outstanding at end of period	3,123	2,156	2,204	2,005	2,604	4,458	5,700	14,395	9,319	6,556

CFI 107

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
Value at beginning of period	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68	$10.74
Value at end of period	$17.23	$14.85	$13.14	$13.39	$11.80	$9.95	$13.91	$13.25	$12.11	$11.68
Number of accumulation units outstanding at end of period	13,621	17,666	18,475	21,191	21,940	23,631	36,125	79,825	87,003	81,057
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.44	$9.15	$9.32	$8.25	$6.35	$10.46	$10.68
Value at end of period	$13.86	$10.44	$9.15	$9.32	$8.25	$6.35	$10.46
Number of accumulation units outstanding at end of period	11,234	11,965	15,501	14,533	15,676	15,873	20,341
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36	$11.62
Value at end of period	$13.50	$13.30	$11.58	$10.63	$8.35	$6.18	$10.11	$12.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	15
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07	$9.89
Value at end of period	$14.53	$15.22	$14.18	$13.75	$11.93	$9.87	$11.74	$10.86	$10.07
Number of accumulation units outstanding at end of period	10,447	10,102	8,779	9,926	10,193	13,868	18,166	39,657	31,154
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57	$9.69
Value at end of period	$12.99	$11.50	$11.90	$13.17	$10.89	$7.96	$13.57
Number of accumulation units outstanding at end of period	7,040	8,928	15,348	13,964	14,245	18,968	8,284
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76	$9.05
Value at end of period	$17.23	$13.26	$11.52	$11.61	$10.23	$7.90	$12.73	$11.92	$10.49	$9.76
Number of accumulation units outstanding at end of period	154,901	140,203	160,471	173,498	165,930	177,933	201,083	405,587	426,795	508,124
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71	$9.74
Value at end of period	$17.32	$13.10	$11.51	$11.59	$10.22	$8.34	$13.36	$12.79	$11.22	$10.71
Number of accumulation units outstanding at end of period	50,722	48,993	44,668	63,888	74,113	79,689	85,230	153,886	153,542	127,122
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68	$11.79
Value at end of period	$26.21	$19.59	$16.73	$17.02	$14.04	$10.72	$17.26	$16.45	$15.12	$13.68
Number of accumulation units outstanding at end of period	33,168	33,249	33,027	34,799	35,909	32,771	37,656	102,804	102,137	82,575
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68	$12.09
Value at end of period	$26.03	$18.34	$16.41	$16.62	$13.61	$10.96	$16.59	$17.79	$15.71	$14.68
Number of accumulation units outstanding at end of period	16,059	16,046	15,774	16,596	15,040	15,285	15,608	35,044	34,393	23,272
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21	$11.70
Value at end of period	$17.42	$17.54	$16.12	$15.07	$13.80	$12.44	$13.66	$12.96	$12.52	$12.21
Number of accumulation units outstanding at end of period	19,506	25,450	26,097	25,822	33,930	42,348	43,699	68,029	81,811	83,757
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.36	$7.08	$8.11	$7.56	$6.94
Value at end of period	$10.10	$8.36	$7.08	$8.11	$7.56
Number of accumulation units outstanding at end of period	4,229	3,448	3,496	3,278	3,684
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75	$9.99
Value at end of period	$17.67	$14.22	$12.68	$12.89	$11.54	$9.46	$12.41	$12.05	$10.75
Number of accumulation units outstanding at end of period	27,206	27,552	26,293	30,283	31,412	37,121	55,146	110,104	106,096

CFI 108

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.19	$10.38	$10.32
Value at end of period	$15.87	$12.19	$10.38
Number of accumulation units outstanding at end of period	35,751	35,577	36,937
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.36	$14.79	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86	$12.54
Value at end of period	$19.31	$16.36	$14.79	$14.64	$13.40	$11.43	$14.80	$14.31	$12.86
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9	4
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$23.71
Value at end of period	$28.47
Number of accumulation units outstanding at end of period	3,335
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41	$10.35
Value at end of period	$11.62	$11.69	$11.75	$11.81	$11.85	$11.87	$11.63	$11.12	$10.66	$10.41
Number of accumulation units outstanding at end of period	3,782	15,090	9,934	18,612	38,913	18,681	48,791	26,619	11,479	14,920
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72	$10.02
Value at end of period	$19.38	$15.33	$12.67	$13.87	$12.01	$8.65	$14.58	$13.75	$11.72
Number of accumulation units outstanding at end of period	62,003	63,959	72,289	70,498	71,028	72,337	86,061	188,203	191,327
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46	$10.96
Value at end of period	$27.23	$19.87	$17.45	$17.99	$14.55	$11.47	$16.72	$15.88	$13.67	$12.46
Number of accumulation units outstanding at end of period	15,789	15,428	15,447	19,021	18,035	21,547	19,185	34,638	32,500	30,745
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82	$10.80
Value at end of period	$14.30	$13.18	$11.89	$12.04	$10.88	$8.95	$12.30	$11.82
Number of accumulation units outstanding at end of period	546	501	402	331	405	289	5,463	12,038
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27	$11.15
Value at end of period	$14.95	$12.93	$11.46	$11.89	$10.51	$8.40	$12.77	$12.27
Number of accumulation units outstanding at end of period	1,814	1,486	1,211	937	678	449	250	13,235
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62	$11.27
Value at end of period	$15.65	$13.07	$11.42	$12.04	$10.57	$8.28	$13.22	$12.62
Number of accumulation units outstanding at end of period	8,608	7,953	6,866	5,814	5,022	6,413	5,302	1,714
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96	$11.71
Value at end of period	$16.04	$13.07	$11.38	$12.06	$10.53	$8.16	$13.64	$12.96
Number of accumulation units outstanding at end of period	19,300	18,171	16,804	15,481	13,924	11,959	10,654	195
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$12.55	$11.60
Value at end of period	$15.41	$12.55
Number of accumulation units outstanding at end of period	127	16

CFI 109

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.27	$12.70
Value at end of period	$14.12	$13.27
Number of accumulation units outstanding at end of period	0	1
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53	$10.74
Value at end of period	$16.76	$15.03	$13.46	$13.29	$12.04	$10.27	$13.51	$12.84	$11.91	$11.53
Number of accumulation units outstanding at end of period	7,561	7,563	6,787	8,802	6,310	6,207	5,289	6,007	5,749	6,987
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57	$10.38
Value at end of period	$17.20	$14.13	$12.35	$12.80	$11.38	$9.14	$14.37	$13.75	$12.22	$11.57
Number of accumulation units outstanding at end of period	10,648	10,339	9,565	9,033	7,943	7,566	7,898	20,364	8,320	6,742
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56	$10.55
Value at end of period	$16.88	$14.56	$12.89	$13.03	$11.70	$9.65	$13.96	$13.31	$12.04	$11.56
Number of accumulation units outstanding at end of period	5,409	5,458	5,071	5,120	5,772	5,914	5,957	8,875	8,368	11,479
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16	$9.94
Value at end of period	$21.37	$15.90	$13.76	$14.37	$11.25	$7.72	$13.66	$12.11	$11.16
Number of accumulation units outstanding at end of period	48,378	52,081	61,797	64,967	71,671	71,144	82,810	219,789	217,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48	$14.08
Value at end of period	$23.68	$18.35	$15.74	$15.97	$13.97	$11.24	$17.58	$17.15	$14.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9	5
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35	$10.37
Value at end of period	$22.58	$16.31	$13.79	$14.02	$12.06	$8.48	$14.76	$13.50	$11.98	$11.35
Number of accumulation units outstanding at end of period	14,682	13,196	13,415	13,481	12,008	10,647	11,044	33,622	36,029	35,842
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.30	$7.87	$8.99	$8.30	$6.32	$10.20
Value at end of period	$11.13	$9.30	$7.87	$8.99	$8.30	$6.32
Number of accumulation units outstanding at end of period	21,079	21,667	22,034	21,657	22,785	26,651
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.12	$37.19
Value at end of period	$50.34	$36.12
Number of accumulation units outstanding at end of period	523	185
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18	$10.32
Value at end of period	$20.43	$15.89	$14.03	$14.12	$12.96	$10.16	$14.62	$13.60	$11.71	$11.18
Number of accumulation units outstanding at end of period	1,126	1,128	3,998	1,213	1,470	1,679	1,755	5,492	3,091	2,793
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74	$10.08
Value at end of period	$16.05	$11.70	$10.61	$11.01	$9.03	$6.97	$11.47	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	88

CFI 110

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2006)
Value at beginning of period	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50	$43.28
Value at end of period	$83.67	$77.64	$64.60	$79.31	$62.80	$34.75	$67.23	$50.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	140
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2006)
Value at beginning of period	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62	$13.19
Value at end of period	$20.52	$15.42	$12.86	$13.59	$12.17	$9.10	$15.01	$13.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	58
WANGER USA
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80	$13.34
Value at end of period	$22.94	$17.25	$14.45	$15.06	$12.27	$8.68	$14.47	$13.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	13

TABLE 14
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.24	$13.35	$14.17	$12.40
Value at end of period	$20.41	$15.24	$13.35	$14.17
Number of accumulation units outstanding at end of period	439	113	71	30
AMANA GROWTH FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.01	$10.86	$11.14	$9.67	$9.54
Value at end of period	$14.66	$12.01	$10.86	$11.14	$9.67
Number of accumulation units outstanding at end of period	9,740	14,245	6,114	4,017	811
AMANA INCOME FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.26	$11.25	$11.10	$11.01
Value at end of period	$15.81	$12.26	$11.25	$11.10
Number of accumulation units outstanding at end of period	3,401	8,172	10,380	3,094
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.41	$12.65	$11.26	$10.74	$10.50
Value at end of period	$12.12	$13.41	$12.65	$11.26	$10.74
Number of accumulation units outstanding at end of period	12,135	18,786	5,163	172	20
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.43	$15.41	$17.49	$17.20
Value at end of period	$26.51	$18.43	$15.41	$17.49
Number of accumulation units outstanding at end of period	1,431	891	691	691
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$9.74	$7.81	$8.47	$8.05	$5.67
Value at end of period	$12.12	$9.74	$7.81	$8.47	$8.05
Number of accumulation units outstanding at end of period	8,478	20,816	4,374	3,884	4,079

CFI 111

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.65	$10.93	$11.76	$11.69
Value at end of period	$18.17	$12.65	$10.93	$11.76
Number of accumulation units outstanding at end of period	1,777	2,514	2,692	469
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.57	$15.62	$15.80	$12.65	$12.08
Value at end of period	$23.28	$17.57	$15.62	$15.80	$12.65
Number of accumulation units outstanding at end of period	870	338	455	210	10
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85	$11.02
Value at end of period	$17.44	$14.87	$13.54	$13.02	$11.69	$9.39	$13.75	$13.46	$12.45	$11.85
Number of accumulation units outstanding at end of period	17,535	8,148	6,932	7,590	4,895	17,133	22,592	8,537	4,758	16,312
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.92	$10.28
Value at end of period	$11.19	$10.92
Number of accumulation units outstanding at end of period	1,244	181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.78	$8.55	$9.07	$7.84	$6.20	$8.48
Value at end of period	$12.71	$9.78	$8.55	$9.07	$7.84	$6.20
Number of accumulation units outstanding at end of period	26,702	23,618	52	0	0	62
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.81	$9.33	$9.81	$8.03	$6.11	$6.08
Value at end of period	$14.52	$10.81	$9.33	$9.81	$8.03	$6.11
Number of accumulation units outstanding at end of period	4,777	4,159	403	0	648	82
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.17
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	133
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50	$10.37
Value at end of period	$21.39	$17.91	$15.11	$17.60	$16.18	$11.70	$19.80	$16.76	$13.84	$11.50
Number of accumulation units outstanding at end of period	111,574	92,772	58,722	46,705	35,174	48,805	42,629	30,646	4,677	700
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14	$13.19
Value at end of period	$30.02	$23.01	$19.88	$20.52	$17.61	$13.05	$22.85	$19.55	$17.60	$15.14
Number of accumulation units outstanding at end of period	139,076	119,951	2,964,998	3,084,650	214,023	275,711	217,169	383,019	270,004	702,963
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71	$11.46
Value at end of period	$20.30	$15.94	$13.67	$13.62	$11.90	$9.19	$16.12	$15.98	$13.37	$12.71
Number of accumulation units outstanding at end of period	66,500	48,496	62,119	74,752	75,945	83,733	172,172	272,073	149,572	825,795
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35	$11.04
Value at end of period	$20.34	$15.01	$13.17	$13.22	$10.71	$8.40	$15.99	$12.67	$11.93	$11.35
Number of accumulation units outstanding at end of period	183,297	131,669	135,068	171,423	166,798	222,467	277,105	358,554	240,015	552,845

CFI 112

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09	$9.52
Value at end of period	$17.63	$13.59	$11.33	$13.76	$12.23	$9.73	$17.41	$14.93	$12.72	$12.09
Number of accumulation units outstanding at end of period	50,715	9,765	12,226	12,641	5,010	8,353	23,873	40,984	23,641	66,264
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04	$12.23
Value at end of period	$30.48	$22.51	$19.13	$19.99	$15.69	$12.22	$18.35	$18.91	$16.26	$15.04
Number of accumulation units outstanding at end of period	27,386	19,365	48,892	34,310	41,203	39,970	71,611	94,815	55,654	36,672
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.44	$8.97	$9.20	$8.12	$6.12	$8.99
Value at end of period	$13.64	$10.44	$8.97	$9.20	$8.12	$6.12
Number of accumulation units outstanding at end of period	48,643	50,325	32,868	27,297	27,145	3,605
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19	$10.93
Value at end of period	$27.18	$20.82	$18.00	$18.70	$15.42	$11.43	$15.66	$16.22	$14.14	$13.19
Number of accumulation units outstanding at end of period	18,349	17,524	974,104	1,058,659	1,693	13,720	25,283	16,573	6,993	4,113
ING BALANCED PORTFOLIO
Value at beginning of period	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98	$11.93
Value at end of period	$19.06	$16.43	$14.54	$14.83	$13.07	$11.03	$15.43	$14.70	$13.45	$12.98
Number of accumulation units outstanding at end of period	107,258	143,895	597,025	577,301	195,593	243,823	309,890	465,727	386,523	839,644
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72	$11.57
Value at end of period	$31.25	$22.64	$19.03	$18.73	$14.90	$11.08	$18.98	$18.00	$15.71	$14.72
Number of accumulation units outstanding at end of period	30,023	19,772	769,737	759,990	34,236	38,972	78,794	83,323	27,529	16,444
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.21	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26	$10.82
Value at end of period	$21.81	$15.21	$12.88	$12.37	$11.63	$9.75	$13.75	$12.74	$11.26
Number of accumulation units outstanding at end of period	6,709	3,493	1,490	2,669	2,593	2,250	1,221	9,428	807
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.43	$9.14	$9.32	$8.25	$6.36	$10.47	$10.69
Value at end of period	$13.83	$10.43	$9.14	$9.32	$8.25	$6.36	$10.47
Number of accumulation units outstanding at end of period	54,398	58,011	57,875	53,140	52,439	61,775	73,986
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.20	$9.73	$10.32	$8.93	$6.72	$9.74
Value at end of period	$12.60	$12.20	$9.73	$10.32	$8.93	$6.72
Number of accumulation units outstanding at end of period	36,309	37,217	30,941	17,573	20,273	17,017
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35	$10.05
Value at end of period	$13.45	$13.26	$11.55	$10.61	$8.34	$6.17	$10.10	$12.35
Number of accumulation units outstanding at end of period	14,491	15,527	9,840	6,970	6,100	5,648	1,366	33,884
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07	$16.76
Value at end of period	$27.26	$20.35	$18.24	$19.25	$17.28	$13.21	$21.86	$21.12	$18.66	$18.07
Number of accumulation units outstanding at end of period	4,501	4,236	3,759	6,264	7,027	10,487	7,554	4,188	1,604	2,690
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.49	$10.12	$10.47	$8.41	$6.78	$9.86
Value at end of period	$15.99	$11.49	$10.12	$10.47	$8.41	$6.78
Number of accumulation units outstanding at end of period	685	1,888	323	287	63	63

CFI 113

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88	$11.00
Value at end of period	$21.89	$16.19	$14.21	$16.05	$12.58	$9.09	$15.03	$13.21	$11.88
Number of accumulation units outstanding at end of period	40,085	32,009	14,478	6,783	4,817	7,511	13	5,701	550
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17	$10.03
Value at end of period	$14.61	$15.16	$14.27	$13.85	$12.02	$9.95	$11.73	$10.85	$10.17
Number of accumulation units outstanding at end of period	91,500	52,617	57,058	73,001	77,956	90,415	96,452	122,436	81,732
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.46	$11.87	$13.14	$10.87	$7.95	$13.56	$9.69
Value at end of period	$12.94	$11.46	$11.87	$13.14	$10.87	$7.95	$13.56
Number of accumulation units outstanding at end of period	37,127	44,787	38,056	45,194	35,739	60,759	44,806
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$8.55	$7.94
Value at end of period	$15.04	$11.58	$10.06	$10.15	$8.94	$6.91	$11.14	$10.44	$9.20	$9.62
Number of accumulation units outstanding at end of period	346,597	334,106	425,911	532,361	524,546	664,656	721,454	1,860,531	1,635,914	2,284,441
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60	$10.55
Value at end of period	$18.68	$14.14	$12.43	$12.51	$11.04	$9.02	$14.45	$13.84	$12.15	$11.60
Number of accumulation units outstanding at end of period	61,105	82,588	102,712	118,345	134,364	164,902	173,623	380,672	295,687	325,584
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08	$17.33
Value at end of period	$38.33	$28.65	$24.49	$24.93	$20.57	$15.71	$25.31	$24.14	$22.19	$20.08
Number of accumulation units outstanding at end of period	55,123	40,175	1,029,153	1,039,992	49,477	60,818	84,389	136,775	123,316	417,849
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97	$13.16
Value at end of period	$28.18	$19.87	$17.78	$18.02	$14.76	$11.89	$18.01	$19.33	$17.08	$15.97
Number of accumulation units outstanding at end of period	20,630	21,209	28,920	30,944	33,379	38,949	64,201	98,944	59,494	228,857
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49	$13.90
Value at end of period	$20.59	$20.74	$19.07	$17.84	$16.34	$14.74	$16.20	$15.37	$14.86	$14.49
Number of accumulation units outstanding at end of period	79,000	100,476	3,319,846	3,384,372	105,761	123,333	131,955	312,992	275,165	389,306
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.34	$7.07	$8.10	$7.55	$5.94	$5.64
Value at end of period	$10.07	$8.34	$7.07	$8.10	$7.55	$5.94
Number of accumulation units outstanding at end of period	12,210	12,497	10,142	8,203	8,207	887
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$14.06	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13	$10.40
Value at end of period	$16.94	$14.06	$11.86	$14.03	$13.78	$10.90	$19.15	$16.98	$13.20	$12.13
Number of accumulation units outstanding at end of period	15,081	15,276	2,140,627	2,290,106	46,058	30,523	24,278	39,906	22,429	11,160
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48	$10.75
Value at end of period	$20.42	$15.22	$12.90	$13.26	$11.58	$9.07	$14.36	$14.78	$12.84	$12.48
Number of accumulation units outstanding at end of period	14,622	11,550	11,248	13,652	15,034	31,411	68,428	59,421	21,710	14,256
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10	$10.92
Value at end of period	$17.60	$14.17	$13.01	$13.23	$11.51	$9.72	$12.76	$12.04	$11.10
Number of accumulation units outstanding at end of period	96,023	105,705	110,398	119,183	223,775	297,636	320,225	408,718	212,266

CFI 114

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09	$10.63
Value at end of period	$17.84	$13.40	$11.77	$12.10	$10.82	$8.79	$13.04	$12.79	$11.09
Number of accumulation units outstanding at end of period	8,325	10,446	13,917	13,725	8,564	10,438	14,558	11,889	1,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46	$10.70
Value at end of period	$22.27	$23.77	$20.07	$24.71	$20.67	$12.12	$25.02	$18.17	$13.46
Number of accumulation units outstanding at end of period	14,179	12,224	6,159	9,876	6,878	6,116	14,490	20,737	5,709
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27	$11.90
Value at end of period	$29.09	$22.25	$18.65	$18.42	$15.07	$12.07	$18.13	$17.82	$15.39	$14.27
Number of accumulation units outstanding at end of period	20,869	23,536	13,316	14,501	13,296	35,722	71,135	49,023	8,880	6,378
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15	$12.56
Value at end of period	$22.80	$16.51	$13.99	$14.27	$11.33	$8.95	$12.85	$13.15
Number of accumulation units outstanding at end of period	6,004	7,740	3,930	3,322	2,522	2,793	2,405	3,461
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.18	$10.37	$10.32
Value at end of period	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	64,517	68,136	56,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21	$9.42
Value at end of period	$12.98	$9.98	$8.75	$8.50	$7.17	$6.40	$9.21
Number of accumulation units outstanding at end of period	194,083	68,638	103,501	26,087	21,331	78,541	75,660
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.13	$9.92	$10.12	$8.48	$6.59	$10.23
Value at end of period	$15.04	$11.13	$9.92	$10.12	$8.48	$6.59
Number of accumulation units outstanding at end of period	21,118	17,898	8,156	6,189	1,932	4,453
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.23	$15.59	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29	$12.03
Value at end of period	$20.33	$17.23	$15.59	$15.44	$14.14	$12.07	$15.63	$15.12	$13.59	$13.29
Number of accumulation units outstanding at end of period	10,420	10,724	11,327	7,642	4,705	5,214	10,503	15,955	16,162	11,788
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.75	$18.43	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46	$11.00
Value at end of period	$24.79	$20.75	$18.43	$17.42	$15.42	$11.68	$18.87	$14.90	$11.46
Number of accumulation units outstanding at end of period	9,775	8,443	6,956	10,533	12,120	11,870	5,832	13,221	735
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43	$9.48
Value at end of period	$25.69	$19.59	$17.26	$17.45	$13.47	$9.58	$15.45	$12.36	$11.53	$11.43
Number of accumulation units outstanding at end of period	48,693	60,199	17,268	15,845	4,659	5,275	5,430	4,152	3,063	2,965
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95	$11.90
Value at end of period	$13.29	$13.37	$13.45	$13.53	$13.57	$13.61	$13.34	$12.76	$12.24	$11.95
Number of accumulation units outstanding at end of period	240,905	131,868	2,028,314	1,809,945	307,068	422,639	97,084	81,828	79,187	89,013

CFI 115

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84	$9.52
Value at end of period	$14.32	$11.02	$10.04	$10.55	$9.14	$7.39	$11.35	$10.84
Number of accumulation units outstanding at end of period	30,033	16,809	8,852	5,460	3,109	2,346	2,500	901
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17	$11.55
Value at end of period	$19.97	$15.27	$13.07	$14.31	$11.98	$8.64	$15.07	$14.23	$12.17
Number of accumulation units outstanding at end of period	183,021	176,691	239,362	283,232	403,741	514,069	435,270	656,982	359,165
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53	$10.31
Value at end of period	$18.70	$17.81	$15.71	$15.14	$13.33	$8.98	$11.66	$11.40	$10.53
Number of accumulation units outstanding at end of period	29,712	26,303	18,758	19,845	15,911	4,155	2,590	4,769	2,470
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.21	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55	$11.13
Value at end of period	$16.79	$17.21	$16.05	$15.64	$14.63	$13.07	$13.17	$12.11	$11.72	$11.55
Number of accumulation units outstanding at end of period	159,266	151,017	125,819	108,093	96,815	54,887	36,371	46,474	37,045	32,493
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21	$11.25
Value at end of period	$19.67	$17.62	$15.25	$15.45	$13.06	$7.87	$11.21
Number of accumulation units outstanding at end of period	8,021	11,195	3,807	2,498	1,437	372	2,987
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$16.64	$14.62	$14.12	$11.91
Value at end of period	$21.84	$16.64	$14.62	$14.12
Number of accumulation units outstanding at end of period	2,578	2,370	768	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.69	$9.30	$9.13	$8.18	$6.65	$6.51
Value at end of period	$14.03	$10.69	$9.30	$9.13	$8.18	$6.65
Number of accumulation units outstanding at end of period	24,279	30,512	8,909	3,979	4,348	2,280
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.12	$13.12	$13.12	$11.88	$10.07
Value at end of period	$19.75	$15.12	$13.12	$13.12	$11.88
Number of accumulation units outstanding at end of period	1,460	927	960	794	308
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.97	$15.65	$16.10	$12.87	$11.42
Value at end of period	$24.10	$17.97	$15.65	$16.10	$12.87
Number of accumulation units outstanding at end of period	3,500	3,283	1,936	2,401	2,291
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.68	$10.04	$10.30	$8.27	$5.94	$4.91
Value at end of period	$15.59	$11.68	$10.04	$10.30	$8.27	$5.94
Number of accumulation units outstanding at end of period	15,386	15,288	4,633	3,758	6,719	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.16	$10.54	$11.03	$8.78	$6.98	$10.33
Value at end of period	$16.76	$12.16	$10.54	$11.03	$8.78	$6.98
Number of accumulation units outstanding at end of period	11,564	9,391	3,872	1,681	5,001	1,146

CFI 116

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08	$6.93
Value at end of period	$17.84	$12.91	$11.27	$11.24	$8.55	$6.56	$10.08	$9.21	$8.23	$8.08
Number of accumulation units outstanding at end of period	51,810	44,530	21,813	24,028	17,864	13,913	9,521	10,645	7,019	5,797
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50	$13.64
Value at end of period	$33.71	$24.62	$21.63	$22.31	$18.05	$14.23	$20.77	$19.73	$16.99	$15.50
Number of accumulation units outstanding at end of period	75,468	65,457	66,631	82,370	69,771	86,086	93,694	143,057	101,621	274,222
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.13	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81	$10.85
Value at end of period	$14.24	$13.13	$11.85	$12.01	$10.86	$8.93	$12.28	$11.81
Number of accumulation units outstanding at end of period	61,949	67,148	47,559	50,627	49,677	160,682	121,824	74,710
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96	$10.47
Value at end of period	$14.89	$12.88	$11.42	$11.86	$10.48	$8.38	$12.75	$12.26	$10.96
Number of accumulation units outstanding at end of period	222,079	221,732	172,598	155,745	167,234	282,862	240,916	105,386	1,080
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11	$10.70
Value at end of period	$15.58	$13.02	$11.38	$12.01	$10.54	$8.26	$13.20	$12.61	$11.11
Number of accumulation units outstanding at end of period	165,555	157,702	117,967	127,897	127,989	139,209	103,555	48,992	603
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32	$10.84
Value at end of period	$15.97	$13.01	$11.34	$12.03	$10.51	$8.14	$13.62	$12.95	$11.32
Number of accumulation units outstanding at end of period	162,823	140,506	119,348	73,102	71,189	70,952	40,035	22,333	1,320
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.53	$10.91	$11.57	$10.59
Value at end of period	$15.39	$12.53	$10.91	$11.57
Number of accumulation units outstanding at end of period	7,769	1,800	342	48
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.54	$9.32	$9.61	$8.58	$6.06
Value at end of period	$12.11	$10.54	$9.32	$9.61	$8.58
Number of accumulation units outstanding at end of period	6,607	9,133	7,462	5,469	2,436
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04	$10.44
Value at end of period	$14.06	$13.22	$12.12	$12.15	$11.15	$9.57	$11.55	$11.04
Number of accumulation units outstanding at end of period	26,087	42,940	11,148	28,980	16,993	27,939	21,338	598
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.14	$10.01	$10.14	$9.17	$7.67	$8.14
Value at end of period	$12.13	$11.14	$10.01	$10.14	$9.17	$7.67
Number of accumulation units outstanding at end of period	663	600	20	2	0	132
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49	$11.63
Value at end of period	$18.06	$16.21	$14.52	$14.35	$13.00	$11.09	$14.60	$13.88	$12.89	$12.49
Number of accumulation units outstanding at end of period	7,467	7,046	4,228	9,720	25,125	35,695	38,095	42,682	25,959	9,644

CFI 117

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41	$9.94
Value at end of period	$16.39	$13.47	$11.78	$12.21	$10.86	$8.73	$13.73	$13.15	$11.69	$11.41
Number of accumulation units outstanding at end of period	19,543	21,281	33,317	34,093	72,187	132,593	105,049	49,501	11,315	32,265
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58	$10.57
Value at end of period	$16.84	$14.53	$12.86	$13.02	$11.69	$9.65	$13.97	$13.32	$12.05	$11.58
Number of accumulation units outstanding at end of period	15,054	16,785	26,586	21,475	105,792	123,282	63,371	69,643	17,880	32,687
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98	$10.77
Value at end of period	$19.86	$16.35	$14.37	$14.05	$12.39	$9.36	$12.98	$12.51	$10.98
Number of accumulation units outstanding at end of period	144,697	104,310	47,198	39,730	22,814	106,899	66,986	28,614	6,163
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48	$11.12
Value at end of period	$21.28	$16.24	$14.07	$14.70	$11.22	$7.71	$13.99	$12.10	$11.48
Number of accumulation units outstanding at end of period	95,320	109,753	147,317	161,729	143,813	219,118	310,862	614,774	421,546
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86	$13.01
Value at end of period	$25.00	$19.39	$16.64	$16.89	$14.78	$11.90	$18.61	$18.17	$15.35	$14.86
Number of accumulation units outstanding at end of period	42,053	43,868	2,686,956	2,867,876	7,954	13,978	13,476	17,404	9,555	3,666
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93	$11.82
Value at end of period	$25.61	$18.50	$15.65	$15.92	$13.70	$9.64	$16.79	$15.36	$13.64	$12.93
Number of accumulation units outstanding at end of period	60,094	53,852	681,406	724,950	181,177	219,788	163,563	179,279	94,137	329,385
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39	$13.03
Value at end of period	$16.74	$14.73	$12.48	$14.32	$12.66	$9.26	$18.45	$15.39
Number of accumulation units outstanding at end of period	3,265	5,336	5,156	4,852	3,500	3,796	8,001	4,044
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.28	$7.85	$8.98	$8.30	$6.32	$10.20
Value at end of period	$11.10	$9.28	$7.85	$8.98	$8.30	$6.32
Number of accumulation units outstanding at end of period	46,535	44,837	29,906	27,589	21,906	49,258
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11	$10.52
Value at end of period	$14.07	$10.83	$8.95	$9.55	$8.92	$6.78	$11.31	$11.11
Number of accumulation units outstanding at end of period	2,726	1,316	191	174	174	401	228	658
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.49	$12.10	$11.36	$10.77	$10.23	$10.14
Value at end of period	$12.10	$12.49	$12.10	$11.36	$10.77	$10.23
Number of accumulation units outstanding at end of period	11,968	6,502	2,675	2,465	2,407	303
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$14.33	$13.87
Value at end of period	$18.80	$14.33
Number of accumulation units outstanding at end of period	1,616	690

CFI 118

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.09	$12.84	$13.77	$12.32	$12.02
Value at end of period	$18.09	$14.09	$12.84	$13.77	$12.32
Number of accumulation units outstanding at end of period	186	869	95	1,005	83
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.11	$37.18
Value at end of period	$50.30	$36.11
Number of accumulation units outstanding at end of period	1,059	3,247
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$8.62	$7.96
Value at end of period	$15.67	$12.20	$10.78	$10.85	$9.96	$7.81	$11.25	$10.47	$9.02	$11.02
Number of accumulation units outstanding at end of period	15,717	18,488	18,172	23,181	29,996	41,183	52,059	97,804	66,449	56,091
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99	$15.10
Value at end of period	$23.09	$23.26	$21.60	$20.36	$18.97	$16.85	$15.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	3	47
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.84	$8.44	$9.02	$7.37	$5.38
Value at end of period	$11.66	$8.84	$8.44	$9.02	$7.37
Number of accumulation units outstanding at end of period	3,045	3,930	3,317	4,680	6,123
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.81	$11.10	$11.38	$9.17	$5.97
Value at end of period	$17.26	$12.81	$11.10	$11.38	$9.17
Number of accumulation units outstanding at end of period	8,793	8,261	6,595	7,129	5,343
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$12.85	$10.42
Value at end of period	$20.52	$15.84	$13.91	$14.58	$11.69	$9.29	$15.41	$15.42	$13.82	$14.20
Number of accumulation units outstanding at end of period	13,541	10,448	1,013,190	837,019	17,082	19,908	48,286	85,412	55,618	28,499
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46	$11.07
Value at end of period	$15.98	$11.66	$10.58	$10.98	$9.01	$6.96	$11.46
Number of accumulation units outstanding at end of period	31,882	30,996	26,249	3,506	350	17	229
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57	$11.03
Value at end of period	$22.68	$17.99	$14.99	$16.32	$14.57	$10.66	$17.26	$14.98	$12.57
Number of accumulation units outstanding at end of period	39,467	39,664	22,868	16,968	13,643	28,949	29,052	15,664	5,661
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63	$25.13
Value at end of period	$85.44	$79.33	$66.04	$81.12	$64.26	$35.57	$68.86	$51.76	$41.59	$29.63
Number of accumulation units outstanding at end of period	15,329	15,345	16,735	14,272	12,580	11,153	15,299	18,907	5,157	309
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82	$15.89
Value at end of period	$35.01	$27.66	$22.95	$25.18	$21.84	$15.72	$26.44	$25.02	$21.86	$18.82
Number of accumulation units outstanding at end of period	0	0	0	19	19	21	68	5	0	479,993

CFI 119

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40	$15.95
Value at end of period	$22.49	$22.66	$20.08	$20.03	$17.52	$14.84	$17.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	3	44
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78	$10.13
Value at end of period	$21.84	$15.58	$13.28	$13.67	$11.14	$8.17	$13.22	$13.46	$11.78
Number of accumulation units outstanding at end of period	3,023	2,076	1,738	2,009	726	1,958	1,996	3,743	1,918
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39	$10.83
Value at end of period	$15.72	$13.59	$12.29	$12.59	$11.32	$9.39	$13.63	$12.53	$11.39
Number of accumulation units outstanding at end of period	18,028	7,936	3,572	7,066	5,443	9,700	5,380	2,942	2,316
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83	$10.05
Value at end of period	$15.31	$16.96	$15.69	$14.14	$13.16	$11.18	$12.10	$11.01	$10.99	$10.83
Number of accumulation units outstanding at end of period	56,114	65,679	44,198	37,557	23,083	16,697	6,118	5,071	562	277
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78	$11.08
Value at end of period	$8.77	$9.00	$8.09	$10.62	$9.22	$5.31	$12.78
Number of accumulation units outstanding at end of period	6,329	7,220	5,449	8,850	6,514	3,485	2,632
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83	$10.38
Value at end of period	$18.55	$16.66	$14.44	$14.77	$12.59	$7.89	$12.29	$11.68	$10.83
Number of accumulation units outstanding at end of period	12,326	12,767	30,479	24,391	24,981	37,620	40,436	31,076	802
SMALLCAP WORLD FUND®
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.72	$8.84	$10.38	$8.35	$4.76
Value at end of period	$13.78	$10.72	$8.84	$10.38	$8.35
Number of accumulation units outstanding at end of period	23,736	22,167	19,215	17,921	9,844
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52	$15.11
Value at end of period	$33.29	$32.76	$28.46	$29.33	$26.18	$22.16	$20.98	$19.04	$16.88	$17.52
Number of accumulation units outstanding at end of period	45,775	59,175	48,192	40,232	34,294	33,866	23,866	13,418	3,654	982
THE BOND FUND OF AMERICASM
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.84	$11.25	$10.63	$9.97	$8.73	$9.06
Value at end of period	$11.54	$11.84	$11.25	$10.63	$9.97	$8.73
Number of accumulation units outstanding at end of period	17,297	14,353	2,364	2,586	1,844	357
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86	$10.07
Value at end of period	$20.42	$15.35	$12.81	$13.55	$12.14	$9.08	$14.99	$13.60	$12.34	$10.86
Number of accumulation units outstanding at end of period	197,186	186,876	121,179	92,273	73,915	100,071	157,459	122,430	29,025	13,838
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.67	$8.77	$10.39
Value at end of period	$3.70	$7.67	$8.77
Number of accumulation units outstanding at end of period	3,608	2,206	999

CFI 120

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER INTERNATIONAL
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.79	$8.93	$10.52	$8.47	$7.69
Value at end of period	$13.12	$10.79	$8.93	$10.52	$8.47
Number of accumulation units outstanding at end of period	5,366	5,925	824	840	1,261
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58	$10.85
Value at end of period	$22.08	$16.51	$14.02	$17.13	$13.62	$8.24	$16.28	$14.97	$12.58
Number of accumulation units outstanding at end of period	4,030	4,176	45,215	6,247	5,108	9,786	15,295	12,646	1,003
WANGER USA
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85	$11.55
Value at end of period	$22.83	$17.17	$14.40	$15.01	$12.24	$8.66	$14.44	$13.78	$12.85
Number of accumulation units outstanding at end of period	7,272	9,345	22,295	13,968	10,921	8,507	12,761	12,085	3,773
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86	$9.87
Value at end of period	$18.67	$14.25	$12.74	$11.98	$10.64	$8.99	$13.53	$13.10	$11.18	$10.86
Number of accumulation units outstanding at end of period	93,736	90,756	47,463	46,708	46,145	66,477	70,266	46,364	12,891	8,442
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72	$18.28
Value at end of period	$36.39	$26.52	$23.51	$24.18	$19.84	$15.37	$22.66	$24.80	$20.55	$18.72
Number of accumulation units outstanding at end of period	10,380	11,900	15,745	15,864	9,130	12,045	17,687	11,137	4,724	336

TABLE 15
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.21	$13.33	$14.16	$13.01	$12.62
Value at end of period	$20.37	$15.21	$13.33	$14.16	$13.01
Number of accumulation units outstanding at end of period	675	0	0	230	11
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.98	$10.85	$11.12	$9.66	$8.81
Value at end of period	$14.63	$11.98	$10.85	$11.12	$9.66
Number of accumulation units outstanding at end of period	2,937	31,447	23,976	16,016	10,612
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.24	$11.23	$11.09	$9.95	$9.18
Value at end of period	$15.77	$12.24	$11.23	$11.09	$9.95
Number of accumulation units outstanding at end of period	4,542	30,717	30,653	18,743	9,055
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.39	$12.63	$11.25	$10.74	$10.36
Value at end of period	$12.09	$13.39	$12.63	$11.25	$10.74
Number of accumulation units outstanding at end of period	6,378	9,234	20,227	3,830	5,289

CFI 121

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.33	$15.33	$17.41	$14.00
Value at end of period	$26.35	$18.33	$15.33	$17.41
Number of accumulation units outstanding at end of period	1,852	364	323	81
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.71	$7.79	$8.46	$8.04	$5.79	$5.71
Value at end of period	$12.08	$9.71	$7.79	$8.46	$8.04	$5.79
Number of accumulation units outstanding at end of period	605	75	803	414	456	27
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.63	$10.92	$11.76	$9.47
Value at end of period	$18.13	$12.63	$10.92	$11.76
Number of accumulation units outstanding at end of period	6,164	746	514	164
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.54	$15.60	$15.79	$13.63
Value at end of period	$23.23	$17.54	$15.60	$15.79
Number of accumulation units outstanding at end of period	1,237	1,088	1,317	432
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82	$10.99
Value at end of period	$17.31	$14.76	$13.45	$12.94	$11.62	$9.34	$13.68	$13.40	$12.40	$11.82
Number of accumulation units outstanding at end of period	47,169	71,962	84,326	96,057	87,780	61,198	7,485	9,904	8,468	14,260
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.91	$9.49	$9.04
Value at end of period	$11.18	$10.91	$9.49
Number of accumulation units outstanding at end of period	3,375	1,102	129
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.75	$8.54	$9.06	$7.84	$6.20	$8.72
Value at end of period	$12.68	$9.75	$8.54	$9.06	$7.84	$6.20
Number of accumulation units outstanding at end of period	7,823	7,794	29,084	21,611	13,150	3,420
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.78	$9.31	$9.79	$8.02	$6.10	$6.65
Value at end of period	$14.48	$10.78	$9.31	$9.79	$8.02	$6.10
Number of accumulation units outstanding at end of period	1,716	543	4,093	3,023	1,354	24
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83	$11.36
Value at end of period	$21.29	$17.83	$15.05	$17.54	$16.14	$11.67	$19.77	$16.74	$13.83
Number of accumulation units outstanding at end of period	522,920	604,434	638,772	592,960	450,105	247,467	76,631	11,921	2,010
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09	$13.15
Value at end of period	$29.79	$22.84	$19.75	$20.39	$17.51	$12.99	$22.74	$19.46	$17.53	$15.09
Number of accumulation units outstanding at end of period	533,687	1,039,557	1,374,459	1,428,631	1,369,701	796,912	157,881	235,683	185,887	139,633
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67	$11.43
Value at end of period	$20.14	$15.82	$13.57	$13.53	$11.83	$9.14	$16.05	$15.91	$13.32	$12.67
Number of accumulation units outstanding at end of period	252,619	487,666	640,868	690,766	670,535	398,154	72,935	90,355	76,287	69,693

CFI 122

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31	$11.01
Value at end of period	$20.19	$14.90	$13.08	$13.14	$10.65	$8.35	$15.92	$12.62	$11.89	$11.31
Number of accumulation units outstanding at end of period	1,435,724	1,787,248	1,885,044	1,703,428	1,361,966	757,026	293,363	237,194	170,019	147,326
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72	$9.49
Value at end of period	$17.49	$13.50	$11.25	$13.67	$12.16	$9.68	$17.33	$14.87	$12.68	$10.72
Number of accumulation units outstanding at end of period	135,368	184,665	274,995	290,497	280,635	204,171	24,928	29,808	22,665	28,070
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02	$12.21
Value at end of period	$30.29	$22.38	$19.03	$19.90	$15.62	$12.17	$18.29	$18.86	$16.23	$15.02
Number of accumulation units outstanding at end of period	374,931	407,220	411,856	383,034	274,513	170,769	137,475	84,756	54,946	21,696
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.42	$8.95	$9.19	$8.11	$6.12	$9.08
Value at end of period	$13.60	$10.42	$8.95	$9.19	$8.11	$6.12
Number of accumulation units outstanding at end of period	16,934	18,997	18,593	13,929	12,882	210
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17	$10.92
Value at end of period	$27.02	$20.71	$17.91	$18.62	$15.36	$11.39	$15.61	$16.19	$14.11	$13.17
Number of accumulation units outstanding at end of period	7,582	33,865	30,904	29,483	26,094	13,474	9,116	5,740	4,006	3,960
ING BALANCED PORTFOLIO
Value at beginning of period	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94	$11.90
Value at end of period	$18.91	$16.31	$14.44	$14.73	$12.99	$10.97	$15.36	$14.64	$13.40	$12.94
Number of accumulation units outstanding at end of period	129,253	310,662	336,648	345,166	371,665	178,483	32,141	69,738	62,874	82,473
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70	$11.56
Value at end of period	$31.06	$22.52	$18.94	$18.65	$14.84	$11.05	$18.93	$17.95	$15.68	$14.70
Number of accumulation units outstanding at end of period	20,117	61,499	64,831	73,132	73,234	38,438	50,885	29,394	24,588	17,254
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.15	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25	$10.84
Value at end of period	$21.72	$15.15	$12.84	$12.34	$11.61	$9.73	$13.73	$12.73	$11.25
Number of accumulation units outstanding at end of period	6,285	21,964	22,201	14,237	8,258	2,676	1,394	429	141
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.40	$9.12	$9.30	$8.24	$6.35	$10.47	$10.69
Value at end of period	$13.79	$10.40	$9.12	$9.30	$8.24	$6.35	$10.47
Number of accumulation units outstanding at end of period	80,975	296,135	397,925	391,316	370,713	156,092	90,509
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.17	$9.72	$10.31	$8.92	$6.71	$9.74
Value at end of period	$12.57	$12.17	$9.72	$10.31	$8.92	$6.71
Number of accumulation units outstanding at end of period	8,261	35,574	36,013	40,646	33,812	10,412
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35	$10.48
Value at end of period	$13.40	$13.22	$11.51	$10.58	$8.32	$6.16	$10.09	$12.35
Number of accumulation units outstanding at end of period	34,373	81,864	68,245	80,004	54,608	17,158	9,711	584
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04	$16.74
Value at end of period	$27.09	$20.24	$18.14	$19.16	$17.21	$13.16	$21.80	$21.06	$18.62	$18.04
Number of accumulation units outstanding at end of period	2,321	26,243	28,684	35,853	26,069	1,456	8,549	5,274	3,326	1,792

CFI 123

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11	$9.63
Value at end of period	$15.93	$11.46	$10.10	$10.44	$8.39	$6.77	$10.34	$10.11
Number of accumulation units outstanding at end of period	1,770	5,534	6,929	2,934	1,753	272	338	263
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87	$11.37
Value at end of period	$21.80	$16.13	$14.16	$16.01	$12.55	$9.08	$15.01	$13.20	$11.87
Number of accumulation units outstanding at end of period	15,220	30,554	55,983	66,779	48,241	8,082	13	950	267
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16	$10.00
Value at end of period	$14.54	$15.10	$14.22	$13.80	$11.88	$9.83	$11.71	$10.94	$10.16
Number of accumulation units outstanding at end of period	274,229	414,199	556,580	555,674	419,708	223,198	99,176	68,831	50,790
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.43	$11.84	$13.12	$10.85	$7.94	$13.55	$9.69
Value at end of period	$12.90	$11.43	$11.84	$13.12	$10.85	$7.94	$13.55
Number of accumulation units outstanding at end of period	70,197	160,746	235,245	256,989	245,705	143,706	50,494
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.45	$16.09	$15.07	$15.10
Value at end of period	$16.04	$16.45	$16.09	$15.07
Number of accumulation units outstanding at end of period	0	0	1,210	6,054
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53	$7.92
Value at end of period	$14.92	$11.49	$9.99	$10.08	$8.89	$6.87	$11.09	$10.39	$9.16	$8.53
Number of accumulation units outstanding at end of period	485,527	1,094,475	1,161,694	1,228,018	1,184,795	547,477	30,081	148,346	140,633	319,937
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56	$10.53
Value at end of period	$18.53	$14.03	$12.34	$12.43	$10.98	$8.97	$14.38	$13.78	$12.11	$11.56
Number of accumulation units outstanding at end of period	231,028	379,563	498,992	533,668	523,931	362,378	52,744	112,469	90,299	88,982
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02	$17.28
Value at end of period	$38.03	$28.44	$24.33	$24.77	$20.45	$15.63	$25.19	$24.03	$22.10	$20.02
Number of accumulation units outstanding at end of period	396,873	486,552	584,189	535,891	475,061	317,641	176,445	136,329	103,069	101,889
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91	$13.12
Value at end of period	$27.96	$19.72	$17.66	$17.91	$14.67	$11.83	$17.93	$19.24	$17.02	$15.91
Number of accumulation units outstanding at end of period	219,832	242,907	266,757	236,424	202,162	109,681	79,036	71,033	45,936	31,742
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45	$13.86
Value at end of period	$20.43	$20.59	$18.95	$17.73	$16.25	$14.66	$16.12	$15.30	$14.80	$14.45
Number of accumulation units outstanding at end of period	675,251	811,132	928,289	841,644	592,617	461,356	203,884	144,331	93,930	139,709
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$8.32	$7.06	$8.09	$7.55	$4.65
Value at end of period	$10.04	$8.32	$7.06	$8.09	$7.55
Number of accumulation units outstanding at end of period	68,690	126,329	112,564	113,050	88,477
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.98	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11	$10.38
Value at end of period	$16.84	$13.98	$11.80	$13.97	$13.72	$10.86	$19.09	$16.94	$13.17	$12.11
Number of accumulation units outstanding at end of period	24,364	48,854	50,570	56,692	58,284	37,829	72,701	105,505	75,945	23,580

CFI 124

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46	$10.75
Value at end of period	$20.30	$15.14	$12.84	$13.20	$11.54	$9.04	$14.32	$14.75	$12.81	$12.46
Number of accumulation units outstanding at end of period	76,416	109,809	203,816	208,757	205,955	150,798	19,545	11,449	3,522	1,847
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09	$11.10
Value at end of period	$18.01	$14.51	$12.95	$13.18	$11.48	$9.42	$12.72	$12.03	$11.09
Number of accumulation units outstanding at end of period	919,410	1,081,930	1,198,021	1,122,959	929,226	685,885	345,350	372,014	124,966
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09	$10.86
Value at end of period	$17.76	$13.35	$11.73	$12.07	$10.80	$8.77	$13.02	$12.78	$11.09
Number of accumulation units outstanding at end of period	26,445	57,994	66,794	55,638	51,881	26,602	16,797	800	215
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46	$12.06
Value at end of period	$22.17	$23.68	$20.01	$24.64	$20.62	$12.10	$24.98	$18.16	$13.46
Number of accumulation units outstanding at end of period	10,823	40,303	45,097	64,484	78,429	29,379	22,113	1,028	35
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25	$11.89
Value at end of period	$28.92	$22.13	$18.56	$18.34	$15.01	$12.03	$18.08	$17.78	$15.36	$14.25
Number of accumulation units outstanding at end of period	13,464	42,721	33,747	32,930	29,059	13,796	11,100	6,637	4,310	2,590
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14	$11.96
Value at end of period	$22.70	$16.45	$13.95	$14.23	$11.30	$8.93	$12.83	$13.14
Number of accumulation units outstanding at end of period	9,849	21,178	21,858	15,759	14,167	2,584	394	177
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.16	$10.37	$10.32
Value at end of period	$15.82	$12.16	$10.37
Number of accumulation units outstanding at end of period	159,422	316,481	337,470
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21	$9.41
Value at end of period	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39	$9.21
Number of accumulation units outstanding at end of period	1,693,575	1,566,028	1,626,528	268,240	237,202	95,175	176,116
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.10	$9.90	$10.11	$8.47	$6.59	$10.23
Value at end of period	$14.99	$11.10	$9.90	$10.11	$8.47	$6.59
Number of accumulation units outstanding at end of period	968	34,445	48,583	42,697	39,828	1,170
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.15	$15.53	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28	$12.03
Value at end of period	$20.22	$17.15	$15.53	$15.38	$14.10	$12.03	$15.60	$15.10	$13.57	$13.28
Number of accumulation units outstanding at end of period	1,334	6,566	5,724	6,791	7,185	6,642	15,526	10,909	7,648	4,965
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.67	$18.37	$17.38	$15.38	$11.66	$18.84	$14.89	$11.80
Value at end of period	$24.68	$20.67	$18.37	$17.38	$15.38	$11.66	$18.84	$14.89
Number of accumulation units outstanding at end of period	4,212	26,654	28,091	29,993	43,760	12,348	5,049	431

CFI 125

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50	$9.47
Value at end of period	$25.53	$19.47	$17.17	$17.37	$13.41	$9.54	$15.40	$12.33	$11.51	$10.50
Number of accumulation units outstanding at end of period	196,458	45,949	47,277	41,176	34,192	22,955	28,995	6,089	4,169	2,003
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91	$11.87
Value at end of period	$13.19	$13.27	$13.36	$13.44	$13.50	$13.54	$13.27	$12.71	$12.19	$11.91
Number of accumulation units outstanding at end of period	963,846	1,443,895	1,447,360	1,446,917	1,544,742	1,668,292	1,019,237	402,564	105,754	127,471
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84	$10.52
Value at end of period	$14.26	$10.99	$10.01	$10.53	$9.12	$7.38	$11.34	$10.84
Number of accumulation units outstanding at end of period	625,072	625,222	627,131	575,912	267,102	208,049	122,855	308
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15	$10.12
Value at end of period	$19.86	$15.73	$13.01	$14.25	$11.95	$8.62	$14.54	$14.20	$12.15
Number of accumulation units outstanding at end of period	876,309	1,352,291	1,543,017	1,528,825	1,476,236	935,361	380,065	326,595	139,999
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39	$10.75
Value at end of period	$18.62	$17.74	$15.66	$15.10	$13.30	$8.96	$11.64	$11.39
Number of accumulation units outstanding at end of period	14,747	58,639	41,940	45,393	40,136	3,810	3,174	2,124
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.12	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53	$11.12
Value at end of period	$16.69	$17.12	$15.98	$15.57	$14.57	$13.02	$13.13	$12.08	$11.69	$11.53
Number of accumulation units outstanding at end of period	126,926	285,249	307,996	295,059	266,776	148,197	277,474	167,215	107,969	51,419
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62	$10.04
Value at end of period	$19.59	$17.56	$15.21	$15.42	$13.04	$7.86	$11.20	$10.62
Number of accumulation units outstanding at end of period	7,968	25,781	27,820	29,775	21,994	2,870	370	9
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.61	$14.60	$14.10	$12.58	$10.71
Value at end of period	$21.78	$16.61	$14.60	$14.10	$12.58
Number of accumulation units outstanding at end of period	3,047	23,189	12,223	3,631	4,704
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.66	$9.29	$9.11	$8.18	$6.11
Value at end of period	$13.99	$10.66	$9.29	$9.11	$8.18
Number of accumulation units outstanding at end of period	14,550	31,091	28,818	25,899	29,473
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.09	$13.10	$13.11	$11.87	$10.06
Value at end of period	$19.71	$15.09	$13.10	$13.11	$11.87
Number of accumulation units outstanding at end of period	2,041	5,269	3,591	4,431	4,201
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.94	$15.63	$16.09	$12.87	$11.42
Value at end of period	$24.05	$17.94	$15.63	$16.09	$12.87
Number of accumulation units outstanding at end of period	1,362	11,368	11,864	9,413	9,673

CFI 126

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.66	$10.03	$10.28	$8.27	$5.57
Value at end of period	$15.54	$11.66	$10.03	$10.28	$8.27
Number of accumulation units outstanding at end of period	5,836	2,519	1,901	1,511	211
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.13	$10.52	$11.02	$8.77	$6.98	$10.03
Value at end of period	$16.72	$12.13	$10.52	$11.02	$8.77	$6.98
Number of accumulation units outstanding at end of period	11,920	3,658	3,857	18,072	1,951	1,494
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58	$6.92
Value at end of period	$17.73	$12.83	$11.21	$11.19	$8.51	$6.54	$10.04	$9.18	$8.21	$7.58
Number of accumulation units outstanding at end of period	286,262	282,667	256,032	216,613	137,214	101,610	56,833	24,253	11,518	9,229
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45	$13.60
Value at end of period	$33.45	$24.44	$21.48	$22.17	$17.94	$14.16	$20.67	$19.65	$16.93	$15.45
Number of accumulation units outstanding at end of period	41,277	100,582	118,260	126,681	125,383	57,445	16,853	26,633	23,649	41,749
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.08	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80	$10.95
Value at end of period	$14.17	$13.08	$11.81	$11.97	$10.83	$8.91	$12.27	$11.80
Number of accumulation units outstanding at end of period	18,247	76,021	76,463	115,518	89,970	24,589	29,776	1,170
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95	$10.95
Value at end of period	$14.82	$12.83	$11.38	$11.82	$10.46	$8.37	$12.74	$12.25	$10.95
Number of accumulation units outstanding at end of period	39,613	201,010	246,227	231,501	151,115	11,054	23,517	7,747	37
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11	$11.11
Value at end of period	$15.51	$12.97	$11.35	$11.97	$10.52	$8.25	$13.18	$12.60	$11.11
Number of accumulation units outstanding at end of period	42,652	234,612	233,305	186,691	140,234	10,473	15,911	4,364	41
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32	$11.37
Value at end of period	$15.90	$12.97	$11.30	$11.99	$10.48	$8.13	$13.60	$12.94	$11.32
Number of accumulation units outstanding at end of period	75,375	207,228	190,326	152,792	112,069	12,259	7,940	2,319	1
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.51	$10.90	$11.57	$9.91
Value at end of period	$15.36	$12.51	$10.90	$11.57
Number of accumulation units outstanding at end of period	5,361	15,976	5,474	3,092
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.18
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	91
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03	$10.30
Value at end of period	$14.00	$13.17	$12.08	$12.11	$11.12	$9.55	$11.54	$11.03
Number of accumulation units outstanding at end of period	6,797	36,422	32,990	34,806	14,482	5,294	227	67

CFI 127

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.11	$9.99	$10.12	$9.16	$7.67	$7.49
Value at end of period	$12.09	$11.11	$9.99	$10.12	$9.16	$7.67
Number of accumulation units outstanding at end of period	14,848	14,240	15,744	5,360	184	42
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45	$11.60
Value at end of period	$17.92	$16.09	$14.42	$14.26	$12.92	$11.03	$14.53	$13.82	$12.84	$12.45
Number of accumulation units outstanding at end of period	14,609	15,338	13,155	13,344	10,350	948	2,107	1,901	2,315	8,025
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04	$9.92
Value at end of period	$16.26	$13.37	$11.70	$12.13	$10.80	$8.68	$13.67	$13.10	$11.64	$11.04
Number of accumulation units outstanding at end of period	17,299	70,250	69,784	72,964	42,306	34,645	27,840	7,638	7,130	314,739
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54	$10.54
Value at end of period	$16.70	$14.42	$12.78	$12.93	$11.62	$9.60	$13.90	$13.26	$12.01	$11.54
Number of accumulation units outstanding at end of period	38,808	105,922	108,783	103,272	83,557	25,795	35,711	3,365	4,061	116,260
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98	$11.01
Value at end of period	$19.77	$16.29	$14.32	$14.01	$12.36	$9.34	$12.97	$12.50	$10.98
Number of accumulation units outstanding at end of period	255,323	223,936	238,971	239,156	203,923	43,204	17,163	3,046	13
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47	$9.94
Value at end of period	$21.18	$15.77	$14.00	$14.64	$11.19	$7.69	$13.95	$12.09	$11.47
Number of accumulation units outstanding at end of period	339,627	693,711	967,968	999,962	954,280	519,115	53,237	145,786	31,355
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85	$13.01
Value at end of period	$24.87	$19.30	$16.57	$16.83	$14.74	$11.87	$18.57	$18.14	$15.33	$14.85
Number of accumulation units outstanding at end of period	15,351	46,643	67,043	63,972	65,316	11,779	14,502	10,049	8,870	5,455
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88	$11.79
Value at end of period	$25.41	$18.36	$15.55	$15.81	$13.62	$9.59	$16.70	$15.30	$13.59	$12.88
Number of accumulation units outstanding at end of period	115,405	319,364	398,657	393,800	379,512	176,700	157,029	175,551	139,251	73,938
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38	$13.14
Value at end of period	$16.67	$14.67	$12.44	$14.28	$12.63	$9.24	$18.42	$15.38
Number of accumulation units outstanding at end of period	1,752	13,358	14,397	22,442	19,594	12,132	6,125	368
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	637,147	728,594	814,704	754,143	628,074	504,315
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10	$9.36
Value at end of period	$14.01	$10.80	$8.92	$9.53	$8.90	$6.77	$11.30	$11.10
Number of accumulation units outstanding at end of period	4,856	26,489	17,059	13,638	13,017	2,178	1,938	102
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.46	$12.08	$11.34	$10.76	$10.23	$9.93
Value at end of period	$12.07	$12.46	$12.08	$11.34	$10.76	$10.23
Number of accumulation units outstanding at end of period	8,959	2,357	2,661	3,488	1,919	6

CFI 128

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.26	$12.40	$12.26	$10.75	$7.96
Value at end of period	$18.71	$14.26	$12.40	$12.26	$10.75
Number of accumulation units outstanding at end of period	2,421	1,793	1,804	1,060	386
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.06	$12.82	$13.76	$12.31	$10.22
Value at end of period	$18.05	$14.06	$12.82	$13.76	$12.31
Number of accumulation units outstanding at end of period	169	198	260	119	32
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.09	$37.18
Value at end of period	$50.25	$36.09
Number of accumulation units outstanding at end of period	17,437	29,397
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59	$7.94
Value at end of period	$15.56	$12.11	$10.71	$10.78	$9.91	$7.77	$11.20	$10.43	$8.99	$8.59
Number of accumulation units outstanding at end of period	49,434	72,451	114,277	113,684	98,470	48,015	16,224	13,763	4,835	4,680
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52	$14.39
Value at end of period	$30.82	$25.81	$22.87	$22.65	$21.03	$16.81	$20.11	$18.31	$16.65	$15.52
Number of accumulation units outstanding at end of period	15	15	15	540	540	15	15	15	15	58,434
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75	$10.63
Value at end of period	$29.39	$22.35	$19.18	$19.58	$15.66	$10.88	$19.47	$16.06	$14.22	$12.75
Number of accumulation units outstanding at end of period	15	15	15	97	97	15	15	15	15	99,290
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.09	$21.45	$20.23	$18.86	$17.26
Value at end of period	$22.91	$23.09	$21.45	$20.23	$18.86
Number of accumulation units outstanding at end of period	0	0	0	161	161
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24	$9.83
Value at end of period	$15.55	$12.19	$10.22	$11.92	$10.36	$7.57	$13.77	$12.64	$10.77	$10.24
Number of accumulation units outstanding at end of period	15	15	15	254	254	15	15	15	15	108,910
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.11	$11.98	$12.73	$11.19	$9.24
Value at end of period	$18.27	$14.11	$11.98	$12.73	$11.19
Number of accumulation units outstanding at end of period	0	0	0	75	75
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.82	$8.42	$9.00	$7.36	$5.36	$8.77	$9.10
Value at end of period	$11.62	$8.82	$8.42	$9.00	$7.36	$5.36	$8.77
Number of accumulation units outstanding at end of period	4,684	28	28	1,076	44	37	28
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.78	$11.08	$11.36	$9.17	$6.49
Value at end of period	$17.21	$12.78	$11.08	$11.36	$9.17
Number of accumulation units outstanding at end of period	1,235	643	1,582	827	176

CFI 129

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82	$10.41
Value at end of period	$20.39	$15.75	$13.84	$14.51	$11.64	$9.26	$15.36	$15.38	$13.79	$12.82
Number of accumulation units outstanding at end of period	19,161	145,448	140,878	132,834	132,172	30,324	24,028	14,824	11,068	5,983
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45	$10.97
Value at end of period	$15.92	$11.62	$10.55	$10.96	$9.00	$6.95	$11.45
Number of accumulation units outstanding at end of period	1,387	13,398	20,287	16,146	11,996	8	66
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56	$11.27
Value at end of period	$22.57	$17.91	$14.93	$16.27	$14.53	$10.64	$17.23	$14.96	$12.56
Number of accumulation units outstanding at end of period	15,801	61,296	52,508	48,340	47,849	11,891	7,278	1,223	371
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56	$22.15
Value at end of period	$84.87	$78.84	$65.66	$80.69	$63.96	$35.42	$68.61	$51.59	$41.48	$29.56
Number of accumulation units outstanding at end of period	11,533	45,755	47,575	60,124	61,858	20,675	22,189	6,159	4,533	111
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$15.58	$13.51
Value at end of period	$22.32	$22.49	$19.94	$19.90	$17.42	$14.76	$17.31	$15.89	$14.88	$14.58
Number of accumulation units outstanding at end of period	0	0	0	165	165	0	0	0	0	28,121
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45	$12.73
Value at end of period	$21.74	$15.52	$13.24	$13.63	$11.11	$8.15	$13.20	$13.45
Number of accumulation units outstanding at end of period	5,144	17,758	22,680	29,361	30,580	10,602	5,958	3,667
PAX WORLD BALANCED FUND
Value at beginning of period	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84	$9.62
Value at end of period	$15.62	$13.51	$12.22	$12.53	$11.27	$9.35	$13.58	$12.49	$11.36	$10.84
Number of accumulation units outstanding at end of period	8,814	18,953	25,584	26,858	32,073	20,688	18,023	611	240	106
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98	$10.81
Value at end of period	$15.23	$16.89	$15.63	$14.09	$13.12	$11.16	$12.08	$11.00	$10.98
Number of accumulation units outstanding at end of period	34,940	90,383	106,193	78,170	71,711	18,274	5,882	1,834	229
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78	$11.33
Value at end of period	$8.74	$8.98	$8.07	$10.60	$9.21	$5.31	$12.78
Number of accumulation units outstanding at end of period	9,012	5,286	8,482	13,250	11,567	5,300	12,579
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69	$9.92
Value at end of period	$18.46	$16.58	$14.38	$14.72	$12.55	$7.87	$12.27	$11.67	$10.83	$10.69
Number of accumulation units outstanding at end of period	5,309	21,596	18,551	23,361	22,810	6,545	2,145	613	263	63
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.70	$8.82	$10.36	$8.35	$5.47	$10.16
Value at end of period	$13.75	$10.70	$8.82	$10.36	$8.35	$5.47
Number of accumulation units outstanding at end of period	3,273	242	807	1,024	1,383	12
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49	$16.06
Value at end of period	$33.08	$32.57	$28.31	$29.19	$26.07	$22.08	$20.91	$18.99	$16.85	$17.49
Number of accumulation units outstanding at end of period	20,391	55,086	71,778	67,680	59,288	23,051	9,108	1,620	474	136

CFI 130

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.82	$11.23	$10.62	$9.96	$8.73	$9.84
Value at end of period	$11.51	$11.82	$11.23	$10.62	$9.96	$8.73
Number of accumulation units outstanding at end of period	6,910	11,546	21,749	18,186	12,569	783
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86	$9.97
Value at end of period	$20.33	$15.29	$12.76	$13.50	$12.10	$9.06	$14.96	$13.58	$12.32	$10.86
Number of accumulation units outstanding at end of period	116,980	360,126	482,682	476,942	422,408	119,542	92,758	25,591	9,507	4,320
THE HARTFORD CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.55	$9.67	$11.48	$9.59
Value at end of period	$16.26	$11.55	$9.67	$11.48
Number of accumulation units outstanding at end of period	4	13,804	17,888	16,540
THE HARTFORD DIVIDEND AND GROWTH FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.55	$11.19	$11.16	$9.29
Value at end of period	$16.33	$12.55	$11.19	$11.16
Number of accumulation units outstanding at end of period	227	20,822	2,485	4,159
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.66	$8.77	$10.93
Value at end of period	$3.69	$7.66	$8.77
Number of accumulation units outstanding at end of period	4,727	2,054	1,448
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52	$10.83
Value at end of period	$13.08	$10.76	$8.91	$10.50	$8.46	$5.69	$10.52
Number of accumulation units outstanding at end of period	5,099	5,562	8,551	10,341	7,389	1,375	853
WANGER SELECT
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57	$10.85
Value at end of period	$21.97	$16.43	$13.96	$17.07	$13.58	$8.22	$16.25	$14.95	$12.57
Number of accumulation units outstanding at end of period	780,819	846,389	815,582	788,983	559,973	318,946	158,868	46,024	14,776
WANGER USA
Value at beginning of period	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62	$10.17
Value at end of period	$22.72	$17.10	$14.34	$14.96	$12.20	$8.64	$14.41	$13.77	$12.84	$11.62
Number of accumulation units outstanding at end of period	25,054	90,317	116,294	130,643	93,492	29,736	9,575	790	65	23
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86	$10.31
Value at end of period	$18.58	$14.18	$12.69	$11.94	$10.61	$8.97	$13.51	$13.08	$11.17	$10.86
Number of accumulation units outstanding at end of period	31,884	179,541	217,067	197,389	177,188	40,223	22,702	1,909	501	109
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68	$16.71
Value at end of period	$36.15	$26.35	$23.38	$24.05	$19.75	$15.30	$22.57	$24.72	$20.49	$18.68
Number of accumulation units outstanding at end of period	2,213	49,869	50,866	50,018	45,701	2,998	5,107	2,697	890	156

CFI 131

Condensed Financial Information (continued)

TABLE 16
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.19	$13.31	$14.14	$13.00	$10.85
Value at end of period	$20.32	$15.19	$13.31	$14.14	$13.00
Number of accumulation units outstanding at end of period	7,315	2,973	2,569	826	58
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.96	$10.83	$11.11	$9.65	$8.05
Value at end of period	$14.59	$11.96	$10.83	$11.11	$9.65
Number of accumulation units outstanding at end of period	35,240	9,467	8,888	4,041	1,211
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.21	$11.21	$11.08	$9.94	$8.43
Value at end of period	$15.73	$12.21	$11.21	$11.08	$9.94
Number of accumulation units outstanding at end of period	87,390	43,698	36,413	1,702	1,653
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.37	$12.62	$11.24	$10.73	$10.21
Value at end of period	$12.06	$13.37	$12.62	$11.24	$10.73
Number of accumulation units outstanding at end of period	64,492	22,115	16,893	8,014	10
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.22	$15.25	$17.33	$13.50
Value at end of period	$26.18	$18.22	$15.25	$17.33
Number of accumulation units outstanding at end of period	4,235	1,950	1,274	373
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.68	$7.78	$8.44	$8.03	$5.78	$10.44
Value at end of period	$12.04	$9.68	$7.78	$8.44	$8.03	$5.78
Number of accumulation units outstanding at end of period	36,067	10,503	3,073	2,252	461	431
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.61	$10.91	$11.76
Value at end of period	$18.10	$12.61	$10.91
Number of accumulation units outstanding at end of period	4,911	2,126	2,087
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.51	$15.58	$15.78	$12.64	$11.95
Value at end of period	$23.17	$17.51	$15.58	$15.78	$12.64
Number of accumulation units outstanding at end of period	26,936	3,958	3,539	1,150	13
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78	$10.95
Value at end of period	$17.17	$14.66	$13.36	$12.86	$11.55	$9.29	$13.62	$13.35	$12.36	$11.78
Number of accumulation units outstanding at end of period	46,288	46,684	46,603	47,040	78,696	86,795	97,790	115,155	145,181	171,058
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.91	$9.49	$10.20
Value at end of period	$11.16	$10.91	$9.49
Number of accumulation units outstanding at end of period	6,025	2,260	1,368

CFI 132

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.73	$8.52	$9.04	$7.83	$6.19	$8.97
Value at end of period	$12.64	$9.73	$8.52	$9.04	$7.83	$6.19
Number of accumulation units outstanding at end of period	21,388	5,765	9,477	3,916	2,079	13
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.75	$9.30	$9.78	$8.01	$6.10	$8.87
Value at end of period	$14.43	$10.75	$9.30	$9.78	$8.01	$6.10
Number of accumulation units outstanding at end of period	11,656	4,342	3,011	154	430	17
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.47
Value at end of period	$12.08
Number of accumulation units outstanding at end of period	391
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49	$9.34
Value at end of period	$21.18	$17.75	$14.99	$17.48	$16.09	$11.65	$19.73	$16.71	$13.82	$11.49
Number of accumulation units outstanding at end of period	582,421	174,829	193,133	139,279	328,320	297,411	278,450	236,077	173,737	14,217
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04	$13.12
Value at end of period	$29.56	$22.67	$19.61	$20.26	$17.41	$12.92	$22.63	$19.38	$17.47	$15.04
Number of accumulation units outstanding at end of period	1,134,588	601,182	550,952	418,695	759,567	797,105	941,729	994,100	923,799	855,661
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62	$11.40
Value at end of period	$19.98	$15.70	$13.48	$13.45	$11.76	$9.09	$15.97	$15.84	$13.27	$12.62
Number of accumulation units outstanding at end of period	288,526	243,651	216,540	194,844	302,711	343,187	434,592	477,516	472,995	493,970
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27	$10.98
Value at end of period	$20.03	$14.79	$12.99	$13.05	$10.59	$8.31	$15.84	$12.56	$11.84	$11.27
Number of accumulation units outstanding at end of period	529,118	321,546	275,318	194,985	290,339	393,530	526,777	544,267	620,174	813,947
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68	$9.47
Value at end of period	$17.35	$13.40	$11.17	$13.58	$12.09	$9.62	$17.25	$14.81	$12.63	$10.68
Number of accumulation units outstanding at end of period	36,551	54,765	39,609	37,223	35,798	41,798	54,406	49,823	58,637	70,858
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99	$12.20
Value at end of period	$30.10	$22.25	$18.93	$19.80	$15.55	$12.13	$18.23	$18.81	$16.19	$14.99
Number of accumulation units outstanding at end of period	99,022	58,425	51,041	38,003	51,356	54,529	73,488	87,801	90,577	95,936
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.39	$8.93	$9.17	$8.10	$6.12	$9.21
Value at end of period	$13.57	$10.39	$8.93	$9.17	$8.10	$6.12
Number of accumulation units outstanding at end of period	218,233	96,885	89,927	13,970	22,733	10,065
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15	$10.92
Value at end of period	$26.87	$20.60	$17.83	$18.54	$15.30	$11.35	$15.57	$16.15	$14.09	$13.15
Number of accumulation units outstanding at end of period	34,280	9,944	9,845	5,971	4,767	14,960	18,907	34,265	34,192	25,835
ING BALANCED PORTFOLIO
Value at beginning of period	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89	$11.87
Value at end of period	$18.76	$16.19	$14.35	$14.64	$12.92	$10.91	$15.28	$14.58	$13.35	$12.89
Number of accumulation units outstanding at end of period	275,200	256,600	258,977	168,867	188,224	291,415	361,575	333,481	396,263	958,541

CFI 133

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68	$11.55
Value at end of period	$30.88	$22.40	$18.85	$18.57	$14.78	$11.01	$18.87	$17.91	$15.65	$14.68
Number of accumulation units outstanding at end of period	93,440	55,359	49,703	34,231	33,021	31,644	43,502	40,252	42,156	20,156
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.09	$12.80	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25	$10.23
Value at end of period	$21.63	$15.09	$12.80	$12.30	$11.58	$9.71	$13.71	$12.72	$11.25
Number of accumulation units outstanding at end of period	68,464	26,580	15,130	9,486	9,253	10,863	81,170	22,179	3,414
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.37	$9.10	$9.28	$8.23	$6.35	$10.47	$10.69
Value at end of period	$13.74	$10.37	$9.10	$9.28	$8.23	$6.35	$10.47
Number of accumulation units outstanding at end of period	126,035	104,746	113,459	92,509	114,731	193,916	218,478
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.15	$9.70	$10.30	$8.92	$6.71	$9.74
Value at end of period	$12.54	$12.15	$9.70	$10.30	$8.92	$6.71
Number of accumulation units outstanding at end of period	94,758	41,230	46,097	27,405	36,167	44,813
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34	$10.20
Value at end of period	$13.35	$13.17	$11.48	$10.56	$8.31	$6.16	$10.08	$12.34
Number of accumulation units outstanding at end of period	147,603	36,248	31,572	21,428	18,557	16,290	17,287	15,513
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01	$16.73
Value at end of period	$26.93	$20.13	$18.05	$19.07	$17.14	$13.11	$21.73	$21.01	$18.58	$18.01
Number of accumulation units outstanding at end of period	12,904	5,900	4,961	3,972	5,872	6,351	7,992	8,832	7,510	7,819
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33	$10.20
Value at end of period	$15.87	$11.42	$10.07	$10.42	$8.37	$6.76	$10.33
Number of accumulation units outstanding at end of period	11,963	9,350	7,240	4,755	3,998	5,249	4,878
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.99	$11.87	$10.89
Value at end of period	$21.70	$16.07	$14.12	$15.96	$12.52	$9.06	$14.99	$13.19	$11.87
Number of accumulation units outstanding at end of period	50,927	29,592	31,208	31,423	27,094	23,761	19,145	12,522	1,199
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15	$9.99
Value at end of period	$14.34	$15.04	$14.17	$13.76	$11.85	$9.81	$11.80	$10.83	$10.15
Number of accumulation units outstanding at end of period	206,612	196,913	148,490	119,205	145,462	184,287	246,557	275,969	358,804
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.39	$11.81	$13.09	$10.84	$7.94	$13.54	$9.69
Value at end of period	$12.85	$11.39	$11.81	$13.09	$10.84	$7.94	$13.54
Number of accumulation units outstanding at end of period	501,192	103,240	107,397	88,393	110,615	111,388	132,275
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50	$7.89
Value at end of period	$14.80	$11.41	$9.92	$10.02	$8.84	$6.84	$11.04	$10.35	$9.13	$8.50
Number of accumulation units outstanding at end of period	969,244	672,282	788,909	545,563	549,968	743,352	1,200,881	1,310,593	1,507,404	1,973,731

CFI 134

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52	$10.50
Value at end of period	$18.39	$13.93	$12.26	$12.35	$10.92	$8.92	$14.31	$13.72	$12.06	$11.52
Number of accumulation units outstanding at end of period	788,456	216,436	275,989	226,176	381,827	427,312	449,198	580,790	665,283	765,777
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95	$17.23
Value at end of period	$37.73	$28.24	$24.16	$24.61	$20.33	$15.54	$25.07	$23.93	$22.02	$19.95
Number of accumulation units outstanding at end of period	395,740	116,972	114,053	105,531	148,139	158,219	224,125	270,615	303,738	315,250
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86	$13.08
Value at end of period	$27.74	$19.58	$17.54	$17.80	$14.59	$11.77	$17.84	$19.16	$16.95	$15.86
Number of accumulation units outstanding at end of period	207,313	48,397	61,094	62,317	63,494	71,338	123,641	181,030	183,735	172,604
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40	$13.82
Value at end of period	$20.27	$20.44	$18.82	$17.62	$16.15	$14.58	$16.04	$15.24	$14.75	$14.40
Number of accumulation units outstanding at end of period	214,007	116,886	130,162	110,443	367,914	411,319	366,287	436,561	423,773	536,525
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.30	$7.04	$8.07	$7.54	$5.94	$8.83
Value at end of period	$10.01	$8.30	$7.04	$8.07	$7.54	$5.94
Number of accumulation units outstanding at end of period	53,484	24,544	25,924	11,456	14,166	379
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.90	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09	$10.37
Value at end of period	$16.73	$13.90	$11.74	$13.90	$13.66	$10.82	$19.03	$16.89	$13.14	$12.09
Number of accumulation units outstanding at end of period	51,012	19,957	22,077	29,244	44,888	47,593	65,781	82,905	81,125	61,311
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45	$10.74
Value at end of period	$20.18	$15.06	$12.78	$13.14	$11.50	$9.01	$14.28	$14.71	$12.79	$12.45
Number of accumulation units outstanding at end of period	112,213	28,121	31,389	21,505	38,133	46,060	63,987	77,053	75,990	55,049
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08	$10.15
Value at end of period	$17.44	$14.43	$12.89	$13.12	$11.45	$9.66	$12.36	$12.35	$11.08
Number of accumulation units outstanding at end of period	397,267	288,766	260,079	233,613	282,865	375,079	445,193	428,146	464,730
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08	$10.81
Value at end of period	$17.68	$13.30	$11.69	$12.04	$10.77	$8.75	$13.01	$12.77	$11.08
Number of accumulation units outstanding at end of period	56,304	27,482	18,009	10,102	16,026	18,099	24,646	21,331	6,844
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45	$10.69
Value at end of period	$22.08	$23.59	$19.94	$24.57	$20.57	$12.07	$24.95	$18.14	$13.45
Number of accumulation units outstanding at end of period	30,651	16,674	18,096	12,101	13,226	12,659	25,425	17,893	5,768
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23	$11.88
Value at end of period	$28.75	$22.01	$18.47	$18.26	$14.96	$11.99	$18.03	$17.74	$15.33	$14.23
Number of accumulation units outstanding at end of period	74,177	38,752	26,612	18,252	18,431	20,708	24,470	53,619	51,464	38,819
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34	$10.58
Value at end of period	$22.61	$16.38	$13.90	$14.19	$11.27	$8.92	$12.82	$13.13	$11.34
Number of accumulation units outstanding at end of period	36,808	2,378	2,063	1,238	1,201	1,369	2,727	1,452	42

CFI 135

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.15	$10.36	$10.32
Value at end of period	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	281,849	208,998	230,258
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20	$9.41
Value at end of period	$12.88	$9.91	$8.70	$8.46	$7.14	$6.38	$9.20
Number of accumulation units outstanding at end of period	872,040	410,518	353,126	129,660	149,889	169,128	301,113
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.08	$9.88	$10.09	$8.46	$6.59	$10.23
Value at end of period	$14.95	$11.08	$9.88	$10.09	$8.46	$6.59
Number of accumulation units outstanding at end of period	16,028	8,475	17,894	13,967	4,064	3,312
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.07	$15.46	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27	$12.02
Value at end of period	$20.12	$17.07	$15.46	$15.33	$14.05	$12.00	$15.56	$15.07	$13.56	$13.27
Number of accumulation units outstanding at end of period	109,885	56,584	25,191	20,538	13,610	17,715	43,263	36,420	48,228	30,504
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.59	$18.30	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45	$10.14
Value at end of period	$24.57	$20.59	$18.30	$17.33	$15.35	$11.64	$18.81	$14.87	$11.45
Number of accumulation units outstanding at end of period	82,377	32,983	20,715	13,702	15,936	18,545	33,199	20,127	10,300
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48	$9.46
Value at end of period	$25.38	$19.36	$17.08	$17.28	$13.35	$9.51	$15.35	$12.29	$11.48	$10.48
Number of accumulation units outstanding at end of period	138,207	55,483	50,269	5,907	6,677	8,901	9,444	7,995	6,144	7,440
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88	$11.83
Value at end of period	$13.09	$13.18	$13.27	$13.36	$13.42	$13.47	$13.21	$12.65	$12.15	$11.88
Number of accumulation units outstanding at end of period	1,321,649	1,308,727	1,268,414	1,072,504	1,141,077	1,104,773	1,333,041	1,145,843	791,902	729,218
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83	$9.83
Value at end of period	$14.21	$10.95	$9.98	$10.50	$9.11	$7.37	$11.33	$10.83
Number of accumulation units outstanding at end of period	25,447	28,102	14,994	13,630	10,548	8,355	39,398	8,424
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14	$10.12
Value at end of period	$19.75	$15.15	$12.95	$14.19	$11.92	$8.60	$14.51	$14.17	$12.14
Number of accumulation units outstanding at end of period	742,252	502,601	502,985	443,653	515,307	618,431	851,113	982,910	1,034,639
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52	$10.27
Value at end of period	$18.54	$17.68	$15.61	$15.05	$13.27	$8.95	$11.63	$11.38	$10.52
Number of accumulation units outstanding at end of period	51,492	25,434	22,854	19,877	22,140	19,366	17,645	15,288	5,419
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$17.03	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51	$11.11
Value at end of period	$16.59	$17.03	$15.90	$15.51	$14.52	$12.98	$13.10	$12.05	$11.67	$11.51
Number of accumulation units outstanding at end of period	357,746	265,448	114,841	87,961	100,325	90,948	84,244	152,071	124,219	82,791

CFI 136

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61	$9.90
Value at end of period	$19.52	$17.50	$15.16	$15.38	$13.01	$7.84	$11.19	$10.61
Number of accumulation units outstanding at end of period	52,718	28,529	19,629	8,524	9,066	2,290	2,824	1,562
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.58	$14.58	$14.09	$12.58	$10.71
Value at end of period	$21.73	$16.58	$14.58	$14.09	$12.58
Number of accumulation units outstanding at end of period	22,596	6,759	4,496	3,183	2,214
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.64	$9.27	$9.10	$8.17	$6.65	$9.18
Value at end of period	$13.95	$10.64	$9.27	$9.10	$8.17	$6.65
Number of accumulation units outstanding at end of period	79,750	26,290	9,022	2,987	3,627	175
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.06	$13.08	$13.10	$11.87	$10.06
Value at end of period	$19.66	$15.06	$13.08	$13.10	$11.87
Number of accumulation units outstanding at end of period	15,267	3,647	1,868	719	404
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.91	$15.61	$16.08	$12.86	$11.42
Value at end of period	$23.99	$17.91	$15.61	$16.08	$12.86
Number of accumulation units outstanding at end of period	14,237	8,446	7,585	6,058	5,337
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.63	$10.01	$10.27	$8.26	$5.94	$10.15
Value at end of period	$15.50	$11.63	$10.01	$10.27	$8.26	$5.94
Number of accumulation units outstanding at end of period	58,517	28,337	1,933	1,287	961	37
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.10	$10.50	$11.00	$8.77	$6.97	$9.16
Value at end of period	$16.67	$12.10	$10.50	$11.00	$8.77	$6.97
Number of accumulation units outstanding at end of period	54,517	29,309	7,843	6,568	1,129	234
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56	$6.91
Value at end of period	$17.62	$12.76	$11.15	$11.14	$8.48	$6.51	$10.01	$9.16	$8.19	$7.56
Number of accumulation units outstanding at end of period	59,896	30,861	20,726	10,359	4,911	5,512	8,124	10,349	4,285	14,064
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40	$13.56
Value at end of period	$33.19	$24.26	$21.34	$22.03	$17.84	$14.08	$20.57	$19.56	$16.87	$15.40
Number of accumulation units outstanding at end of period	182,709	83,895	98,335	89,391	94,326	103,891	152,271	178,677	204,020	279,249
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.03	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72	$10.46
Value at end of period	$14.11	$13.03	$11.77	$11.94	$10.81	$8.90	$12.25	$11.79	$10.72
Number of accumulation units outstanding at end of period	105,759	73,968	66,706	40,744	48,449	88,111	44,810	5,274	326
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95	$10.72
Value at end of period	$14.76	$12.78	$11.34	$11.79	$10.43	$8.35	$12.72	$12.24	$10.95
Number of accumulation units outstanding at end of period	241,044	103,163	109,927	77,216	103,007	166,859	75,727	23,475	200

CFI 137

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11	$10.51
Value at end of period	$15.44	$12.92	$11.31	$11.94	$10.49	$8.23	$13.16	$12.59	$11.11
Number of accumulation units outstanding at end of period	273,746	214,471	163,242	66,397	63,674	144,871	71,265	12,390	360
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32	$10.88
Value at end of period	$15.83	$12.92	$11.26	$11.96	$10.46	$8.11	$13.58	$12.93	$11.32
Number of accumulation units outstanding at end of period	203,644	148,985	102,906	94,420	82,415	108,425	42,156	3,580	3,878
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.50	$10.89	$11.56	$9.62
Value at end of period	$15.33	$12.50	$10.89	$11.56
Number of accumulation units outstanding at end of period	22,903	4,775	1,607	41
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.49	$9.29	$9.59	$8.57	$6.94	$9.12
Value at end of period	$12.04	$10.49	$9.29	$9.59	$8.57	$6.94
Number of accumulation units outstanding at end of period	6,220	3,906	3,971	4,076	6,279	5,382
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34	$10.19
Value at end of period	$13.94	$13.12	$12.03	$12.08	$11.10	$9.53	$11.52	$11.03	$10.34
Number of accumulation units outstanding at end of period	14,522	12,806	15,551	7,640	5,121	12,606	3,236	446	14
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.09	$9.97	$10.11	$9.16	$7.66	$9.34
Value at end of period	$12.06	$11.09	$9.97	$10.11	$9.16	$7.66
Number of accumulation units outstanding at end of period	11,340	6,856	7,419	5,530	6,851	2,162
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40	$11.57
Value at end of period	$17.78	$15.97	$14.32	$14.17	$12.85	$10.98	$14.46	$13.76	$12.79	$12.40
Number of accumulation units outstanding at end of period	48,124	27,270	27,255	22,439	30,448	38,507	55,720	63,261	72,425	78,485
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00	$9.89
Value at end of period	$16.13	$13.27	$11.62	$12.06	$10.74	$8.64	$13.60	$13.04	$11.60	$11.00
Number of accumulation units outstanding at end of period	133,523	65,723	75,884	66,109	76,887	114,956	131,147	181,504	187,474	176,297
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51	$10.51
Value at end of period	$16.57	$14.32	$12.69	$12.85	$11.55	$9.55	$13.83	$13.21	$11.96	$11.51
Number of accumulation units outstanding at end of period	67,438	54,066	70,693	57,253	84,892	111,873	138,468	169,717	155,405	123,947
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97	$10.45
Value at end of period	$19.69	$16.22	$14.27	$13.97	$12.33	$9.32	$12.95	$12.49	$10.97
Number of accumulation units outstanding at end of period	1,138,267	213,828	204,331	75,997	109,672	79,771	62,240	60,959	10,860
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46	$9.94
Value at end of period	$21.58	$15.71	$13.94	$14.58	$11.42	$7.68	$13.92	$12.08	$11.46
Number of accumulation units outstanding at end of period	295,574	251,521	285,785	236,589	244,911	320,540	427,747	564,689	607,348

CFI 138

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84	$13.00
Value at end of period	$24.74	$19.21	$16.50	$16.76	$14.69	$11.83	$18.53	$18.11	$15.31	$14.84
Number of accumulation units outstanding at end of period	81,912	28,746	38,154	32,718	28,514	29,594	43,509	49,026	48,013	28,422
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84	$11.75
Value at end of period	$25.21	$18.23	$15.44	$15.72	$13.54	$9.54	$16.62	$15.23	$13.54	$12.84
Number of accumulation units outstanding at end of period	440,322	148,606	168,572	155,494	215,962	250,548	303,391	331,352	341,897	432,105
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48	$11.18
Value at end of period	$16.60	$14.62	$12.40	$14.24	$12.60	$9.22	$18.40	$15.37	$12.48
Number of accumulation units outstanding at end of period	18,551	9,100	9,507	4,034	5,628	7,282	9,438	6,034	1,837
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.24	$7.82	$8.95	$8.28	$6.31	$10.20
Value at end of period	$11.03	$9.24	$7.82	$8.95	$8.28	$6.31
Number of accumulation units outstanding at end of period	318,764	212,173	210,242	199,699	227,497	243,351
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10	$9.41
Value at end of period	$13.96	$10.76	$8.90	$9.50	$8.88	$6.76	$11.29	$11.10
Number of accumulation units outstanding at end of period	12,896	3,754	3,628	2,071	2,600	1,998	1,556	418
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.44	$12.06	$11.33	$10.75	$10.22	$9.92
Value at end of period	$12.04	$12.44	$12.06	$11.33	$10.75	$10.22
Number of accumulation units outstanding at end of period	24,950	23,312	17,353	9,822	2,550	9
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.03	$12.80	$13.75	$12.31	$11.00
Value at end of period	$18.00	$14.03	$12.80	$13.75	$12.31
Number of accumulation units outstanding at end of period	10,988	6,208	5,341	1,819	56
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.08	$37.18
Value at end of period	$50.21	$36.08
Number of accumulation units outstanding at end of period	15,616	9,497
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57	$7.92
Value at end of period	$15.44	$12.03	$10.64	$10.72	$9.85	$7.73	$11.15	$10.39	$8.96	$8.57
Number of accumulation units outstanding at end of period	67,827	44,297	49,666	35,048	41,661	62,975	93,939	103,955	69,589	67,047
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47	$14.35
Value at end of period	$30.58	$25.63	$22.71	$22.50	$20.91	$16.73	$20.01	$18.23	$16.58	$15.47
Number of accumulation units outstanding at end of period	1	9	7	1	143	120	747	434	426	483,684
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71	$10.60
Value at end of period	$29.17	$22.19	$19.05	$19.46	$15.57	$10.83	$19.37	$15.99	$14.17	$12.71
Number of accumulation units outstanding at end of period	719	730	728	818	943	1,027	1,368	1,497	1,635	799,977

CFI 139

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22	$13.77
Value at end of period	$22.73	$22.92	$21.31	$20.10	$18.75	$16.68	$15.84	$14.90	$14.40	$14.22
Number of accumulation units outstanding at end of period	604	594	768	537	602	605	595	410	376	239,642
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20	$9.80
Value at end of period	$15.43	$12.10	$10.15	$11.85	$10.30	$7.53	$13.70	$12.59	$10.73	$10.20
Number of accumulation units outstanding at end of period	1,002	978	946	916	1,045	1,086	1,335	1,736	1,889	1,004,141
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48	$10.10
Value at end of period	$18.13	$14.01	$11.90	$12.65	$11.12	$8.22	$13.72	$12.01	$10.86	$10.48
Number of accumulation units outstanding at end of period	1,004	995	964	1,000	971	1,142	1,056	1,033	1,003	605,402
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.79	$8.40	$8.98	$7.35	$5.35	$5.84
Value at end of period	$11.58	$8.79	$8.40	$8.98	$7.35	$5.35
Number of accumulation units outstanding at end of period	2,172	910	678	297	307	44
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.75	$11.06	$11.35	$9.16	$7.18	$6.63
Value at end of period	$17.17	$12.75	$11.06	$11.35	$9.16	$7.18
Number of accumulation units outstanding at end of period	21,431	4,114	3,755	1,196	369	7
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80	$10.39
Value at end of period	$20.26	$15.66	$13.77	$14.44	$11.60	$9.22	$15.31	$15.33	$13.76	$12.80
Number of accumulation units outstanding at end of period	262,255	95,061	84,098	44,088	51,979	59,386	103,690	120,995	114,100	69,460
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.92
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	4,299
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73	$9.73
Value at end of period	$15.86	$11.58	$10.52	$10.93	$8.98	$6.94	$11.44	$10.73
Number of accumulation units outstanding at end of period	33,339	11,098	9,711	19,524	5,321	3,092	1,589	110
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36	$9.96
Value at end of period	$22.46	$17.84	$14.87	$16.22	$14.49	$10.61	$17.20	$14.94	$12.55	$11.36
Number of accumulation units outstanding at end of period	98,957	27,673	27,032	25,351	29,281	30,287	33,478	43,556	18,482	14,558
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50	$20.45
Value at end of period	$84.30	$78.35	$65.29	$80.28	$63.66	$35.28	$68.35	$51.43	$41.37	$29.50
Number of accumulation units outstanding at end of period	124,772	53,401	55,322	41,715	91,719	87,308	92,334	132,434	99,399	14,676
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70	$15.80
Value at end of period	$34.47	$27.26	$22.64	$24.86	$21.59	$15.55	$26.19	$24.80	$21.22	$18.70
Number of accumulation units outstanding at end of period	3,049	3,186	3,169	3,210	3,320	3,312	3,477	1,889	3,397	340,029
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54	$13.47
Value at end of period	$22.14	$22.33	$19.80	$19.77	$17.32	$14.68	$17.23	$15.82	$14.82	$14.54
Number of accumulation units outstanding at end of period	3,429	3,615	3,613	3,607	3,648	3,648	3,648	3,714	3,714	81,307

CFI 140

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77	$10.98
Value at end of period	$21.65	$15.46	$13.19	$13.59	$11.09	$8.14	$13.18	$13.44	$11.77
Number of accumulation units outstanding at end of period	19,033	8,596	10,229	5,766	5,506	6,550	5,173	5,910	1,039
PAX WORLD BALANCED FUND
Value at beginning of period	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82	$9.82
Value at end of period	$15.51	$13.43	$12.15	$12.46	$11.22	$9.31	$13.53	$12.45	$11.32	$10.82
Number of accumulation units outstanding at end of period	105,603	43,012	40,604	15,643	276,306	244,187	235,814	231,678	192,281	21,085
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82	$10.15
Value at end of period	$15.16	$16.82	$15.57	$14.04	$13.08	$11.13	$12.06	$10.99	$10.97	$10.82
Number of accumulation units outstanding at end of period	195,870	140,080	138,385	73,349	66,791	65,949	40,896	116,096	76,173	32,096
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78	$10.35
Value at end of period	$8.71	$8.95	$8.05	$10.58	$9.20	$5.30	$12.78
Number of accumulation units outstanding at end of period	93,433	31,760	21,191	12,172	17,409	10,358	29,479
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69	$9.97
Value at end of period	$18.37	$16.51	$14.33	$14.67	$12.52	$7.85	$12.25	$11.65	$10.82	$10.69
Number of accumulation units outstanding at end of period	66,757	47,279	44,951	11,512	11,165	16,192	24,388	22,875	17,785	11,737
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.67	$8.81	$10.35	$8.34	$5.47	$8.73
Value at end of period	$13.71	$10.67	$8.81	$10.35	$8.34	$5.47
Number of accumulation units outstanding at end of period	34,458	13,767	12,153	5,036	2,558	1,353
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46	$15.10
Value at end of period	$32.88	$32.39	$28.16	$29.05	$25.96	$22.00	$20.84	$18.93	$16.81	$17.46
Number of accumulation units outstanding at end of period	252,470	89,023	93,201	61,322	68,133	63,946	45,480	66,512	38,203	7,507
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.79	$11.21	$10.60	$9.96	$8.73	$9.99
Value at end of period	$11.47	$11.79	$11.21	$10.60	$9.96	$8.73
Number of accumulation units outstanding at end of period	20,855	5,622	4,494	4,938	1,829	762
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86	$9.65
Value at end of period	$20.23	$15.22	$12.71	$13.46	$12.07	$9.03	$14.93	$13.56	$12.31	$10.86
Number of accumulation units outstanding at end of period	695,983	294,097	365,512	224,794	430,521	419,556	373,683	333,928	262,097	66,111
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$7.65	$8.76	$9.80
Value at end of period	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	90,235	4,215	1,736
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52	$10.05
Value at end of period	$13.04	$10.73	$8.89	$10.48	$8.45	$5.68	$10.52
Number of accumulation units outstanding at end of period	62,585	13,307	13,934	7,376	8,064	6,649	5,410
WANGER SELECT
Value at beginning of period	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45	$10.21
Value at end of period	$21.87	$16.36	$13.91	$17.02	$13.54	$8.20	$16.22	$14.93	$12.56	$11.45
Number of accumulation units outstanding at end of period	106,413	49,537	43,282	64,885	66,124	60,884	51,124	39,537	14,624	5,665

CFI 141

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
Value at beginning of period	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62	$10.13
Value at end of period	$22.61	$17.03	$14.29	$14.91	$12.17	$8.62	$14.39	$13.75	$12.83	$11.62
Number of accumulation units outstanding at end of period	55,315	25,798	26,400	29,556	63,317	45,113	40,191	59,963	20,205	8,866
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86	$9.76
Value at end of period	$18.49	$14.12	$12.64	$11.90	$10.58	$8.95	$13.48	$13.07	$11.16	$10.86
Number of accumulation units outstanding at end of period	311,974	118,459	145,138	80,860	79,484	86,040	113,992	136,031	84,393	23,930
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64	$15.80
Value at end of period	$35.91	$26.19	$23.25	$23.93	$19.65	$15.24	$22.49	$24.64	$20.44	$18.64
Number of accumulation units outstanding at end of period	105,532	68,755	69,375	21,192	28,496	29,936	38,258	60,044	39,317	16,063

TABLE 17
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.16	$13.29	$14.13	$13.00	$12.14
Value at end of period	$20.27	$15.16	$13.29	$14.13	$13.00
Number of accumulation units outstanding at end of period	7,843	5,128	6,117	4,297	3,577
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.93	$10.81	$11.10	$9.65	$7.89
Value at end of period	$14.55	$11.93	$10.81	$11.10	$9.65
Number of accumulation units outstanding at end of period	274,023	265,380	231,386	151,347	76,424
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.18	$11.20	$11.07	$9.94	$8.26
Value at end of period	$15.69	$12.18	$11.20	$11.07	$9.94
Number of accumulation units outstanding at end of period	722,425	672,447	536,141	477,897	251,187
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$36.79	$34.80
Value at end of period	$49.43	$36.79
Number of accumulation units outstanding at end of period	5	5
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.34	$12.60	$11.23	$10.73	$10.18
Value at end of period	$12.03	$13.34	$12.60	$11.23	$10.73
Number of accumulation units outstanding at end of period	117,915	177,327	142,894	80,968	24,428
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.12	$15.17	$17.24	$14.00
Value at end of period	$26.02	$18.12	$15.17	$17.24
Number of accumulation units outstanding at end of period	33,253	7,337	2,131	1,129
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.65	$7.76	$8.43	$8.02	$4.53
Value at end of period	$12.00	$9.65	$7.76	$8.43	$8.02
Number of accumulation units outstanding at end of period	25,069	5,587	3,213	2,918	3,232

CFI 142

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.60	$10.90	$11.75	$10.06
Value at end of period	$18.07	$12.60	$10.90	$11.75
Number of accumulation units outstanding at end of period	71,374	5,915	5,735	3,546
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.48	$15.55	$15.77	$12.52
Value at end of period	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	3,964	8,338	9,255	7,031
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74	$10.92
Value at end of period	$17.04	$14.55	$13.26	$12.78	$11.49	$9.24	$13.55	$13.29	$12.31	$11.74
Number of accumulation units outstanding at end of period	33,193	32,880	38,898	39,321	44,680	63,655	99,844	106,689	150,106	144,238
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.90	$9.49	$8.80
Value at end of period	$11.15	$10.90	$9.49
Number of accumulation units outstanding at end of period	1,589	5,113	4,235
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.71	$8.51	$9.03	$7.83	$6.19	$8.95
Value at end of period	$12.61	$9.71	$8.51	$9.03	$7.83	$6.19
Number of accumulation units outstanding at end of period	46,105	48,861	32,254	20,773	17,563	14,042
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.73	$9.28	$9.77	$8.01	$6.10	$6.32
Value at end of period	$14.39	$10.73	$9.28	$9.77	$8.01	$6.10
Number of accumulation units outstanding at end of period	15,361	9,479	6,347	1,954	1,120	1,334
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49	$9.76
Value at end of period	$21.08	$17.67	$14.94	$17.42	$16.04	$11.62	$19.69	$16.69	$13.80	$11.49
Number of accumulation units outstanding at end of period	873,796	901,005	1,019,992	1,060,345	1,022,503	953,034	92,027	100,140	63,726	24,396
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99	$13.08
Value at end of period	$29.33	$22.51	$19.48	$20.13	$17.31	$12.85	$22.52	$19.30	$17.40	$14.99
Number of accumulation units outstanding at end of period	1,060,903	1,050,981	1,137,377	1,151,653	1,158,332	1,521,977	826,574	1,035,000	875,083	779,690
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58	$11.37
Value at end of period	$19.83	$15.59	$13.39	$13.36	$11.69	$9.05	$15.89	$15.77	$13.22	$12.58
Number of accumulation units outstanding at end of period	189,653	178,597	259,928	254,136	280,525	460,360	360,973	518,776	459,602	789,313
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23	$10.95
Value at end of period	$19.87	$14.69	$12.90	$12.97	$10.53	$8.27	$15.76	$12.51	$11.80	$11.23
Number of accumulation units outstanding at end of period	162,846	149,595	241,559	263,349	280,771	639,981	396,388	584,248	961,412	1,072,839
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65	$9.44
Value at end of period	$17.22	$13.30	$11.10	$13.50	$12.02	$9.57	$17.17	$14.74	$12.58	$10.65
Number of accumulation units outstanding at end of period	37,863	22,209	42,893	55,195	52,510	84,326	73,787	79,607	40,421	45,057
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96	$12.18
Value at end of period	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76	$16.16	$14.96
Number of accumulation units outstanding at end of period	111,018	113,547	188,458	139,851	136,278	164,813	33,243	38,569	24,593	20,723

CFI 143

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.37	$8.92	$9.16	$8.10	$6.12	$9.21
Value at end of period	$13.53	$10.37	$8.92	$9.16	$8.10	$6.12
Number of accumulation units outstanding at end of period	212,435	203,477	204,466	203,522	152,685	82,595
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13	$10.91
Value at end of period	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11	$14.06	$13.13
Number of accumulation units outstanding at end of period	31,967	28,440	30,202	22,573	27,781	32,019	3,326	5,263	4,552	3,893
ING BALANCED PORTFOLIO
Value at beginning of period	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85	$11.83
Value at end of period	$18.62	$16.07	$14.25	$14.55	$12.84	$10.85	$15.21	$14.52	$13.30	$12.85
Number of accumulation units outstanding at end of period	200,840	204,913	254,305	333,810	343,744	604,119	434,958	608,169	755,450	822,427
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54
Value at end of period	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87	$15.62	$14.66
Number of accumulation units outstanding at end of period	198,159	182,300	183,781	185,378	183,225	170,721	15,477	25,932	18,118	11,693
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.03	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24	$10.71
Value at end of period	$21.53	$15.03	$12.76	$12.27	$11.55	$9.69	$13.69	$12.71	$11.24
Number of accumulation units outstanding at end of period	62,127	29,331	27,944	27,670	37,738	34,264	2,698	5,436	7
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.34	$9.08	$9.26	$8.22	$6.34	$10.46	$10.69
Value at end of period	$13.69	$10.34	$9.08	$9.26	$8.22	$6.34	$10.46
Number of accumulation units outstanding at end of period	58,286	63,901	81,396	88,140	89,341	283,824	145,956
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.12	$9.68	$10.29	$8.91	$6.71	$9.74
Value at end of period	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	150,514	142,823	151,285	131,857	193,885	233,095
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34	$10.51
Value at end of period	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Number of accumulation units outstanding at end of period	307,333	228,126	179,483	138,998	106,008	94,090	12,392	11,100
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98	$16.71
Value at end of period	$26.77	$20.01	$17.96	$18.99	$17.07	$13.07	$21.66	$20.95	$18.54	$17.98
Number of accumulation units outstanding at end of period	36,629	39,104	35,214	33,519	24,340	30,407	2,366	1,959	1,352	2,786
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10	$8.96
Value at end of period	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Number of accumulation units outstanding at end of period	48,550	45,119	31,397	24,922	16,986	8,908	0	487
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86	$11.47
Value at end of period	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18	$11.86
Number of accumulation units outstanding at end of period	201,454	211,074	216,068	222,751	137,504	103,266	2,553	4,123	2,711

CFI 144

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14	$9.89
Value at end of period	$14.27	$14.98	$14.11	$13.71	$11.92	$9.79	$11.78	$10.91	$10.14
Number of accumulation units outstanding at end of period	189,290	218,685	311,904	336,525	339,095	395,254	209,431	244,612	375,989
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.36	$11.78	$13.06	$10.82	$7.93	$13.54	$9.69
Value at end of period	$12.81	$11.36	$11.78	$13.06	$10.82	$7.93	$13.54
Number of accumulation units outstanding at end of period	214,088	263,307	300,929	269,124	262,130	337,277	95,712
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$16.26	$15.92	$14.93	$14.92
Value at end of period	$15.84	$16.26	$15.92	$14.93
Number of accumulation units outstanding at end of period	451	451	451	451
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47	$7.87
Value at end of period	$14.69	$11.33	$9.86	$9.96	$8.79	$6.80	$10.98	$10.30	$9.09	$8.47
Number of accumulation units outstanding at end of period	1,007,360	899,589	1,303,429	1,393,253	1,179,196	1,949,572	1,659,305	2,472,117	2,464,740	3,949,110
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49	$10.47
Value at end of period	$18.25	$13.83	$12.17	$12.28	$10.85	$8.88	$14.24	$13.66	$12.01	$11.49
Number of accumulation units outstanding at end of period	354,249	368,821	470,982	541,294	650,196	842,036	573,015	837,326	1,143,349	1,294,852
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89	$17.19
Value at end of period	$37.44	$28.03	$24.00	$24.46	$20.21	$15.46	$24.95	$23.83	$21.94	$19.89
Number of accumulation units outstanding at end of period	166,699	182,364	244,990	264,333	282,192	406,073	239,802	327,732	295,305	442,115
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81	$13.05
Value at end of period	$27.53	$19.44	$17.42	$17.69	$14.51	$11.71	$17.76	$19.08	$16.89	$15.81
Number of accumulation units outstanding at end of period	76,663	78,285	117,831	126,032	133,955	186,984	151,646	235,604	233,764	210,974
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.23	$13.01	$13.00	$12.88
Value at end of period	$15.49	$14.23	$13.01	$13.00
Number of accumulation units outstanding at end of period	14,916	41,195	32,327	33
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$15.04	$13.40	$13.71	$13.30
Value at end of period	$17.47	$15.04	$13.40	$13.71
Number of accumulation units outstanding at end of period	45,846	3,559	2,777	2,028
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.50	$13.57	$14.13	$13.98
Value at end of period	$18.77	$15.50	$13.57	$14.13
Number of accumulation units outstanding at end of period	3,518	2,029	1,529	210
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$15.95	$13.87	$14.57	$13.97
Value at end of period	$19.65	$15.95	$13.87	$14.57
Number of accumulation units outstanding at end of period	1,364	452	248	34

CFI 145

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.90
Value at end of period	$15.54
Number of accumulation units outstanding at end of period	104
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35	$13.79
Value at end of period	$20.12	$20.29	$18.69	$17.51	$16.06	$14.50	$15.97	$15.17	$14.69	$14.35
Number of accumulation units outstanding at end of period	258,838	335,835	349,205	350,087	315,118	373,089	309,498	367,108	520,906	563,725
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.28	$7.03	$8.06	$7.53	$5.94	$8.33
Value at end of period	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	49,620	53,917	94,695	90,876	90,419	2,270
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.82	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07	$10.36
Value at end of period	$16.63	$13.82	$11.68	$13.84	$13.60	$10.78	$18.97	$16.85	$13.11	$12.07
Number of accumulation units outstanding at end of period	52,665	49,572	50,847	81,607	71,956	79,305	48,074	45,801	94,299	390,090
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73
Value at end of period	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43
Number of accumulation units outstanding at end of period	129,558	137,973	173,061	197,947	316,125	391,247	55,791	98,981	88,490	74,285
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07	$10.24
Value at end of period	$17.81	$14.00	$12.83	$13.07	$11.72	$9.38	$12.66	$12.00	$11.07
Number of accumulation units outstanding at end of period	315,283	319,311	411,802	467,086	546,167	855,619	619,911	958,188	718,791
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08	$10.16
Value at end of period	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76	$11.08
Number of accumulation units outstanding at end of period	104,366	92,052	90,259	82,935	64,296	69,651	1,531	8,864	4,812
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45	$10.92
Value at end of period	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13	$13.45
Number of accumulation units outstanding at end of period	19,512	16,380	12,573	10,438	7,844	31,688	8,604	11,402	5,360
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21	$11.87
Value at end of period	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70	$15.30	$14.21
Number of accumulation units outstanding at end of period	117,879	81,306	78,124	73,277	101,952	108,133	9,523	13,388	19,887	7,011
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33	$10.66
Value at end of period	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12	$11.33
Number of accumulation units outstanding at end of period	39,276	19,736	14,260	6,007	1,062	8,400	745	2,574	6
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.14	$10.35	$10.32
Value at end of period	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	219,949	243,452	254,191

CFI 146

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	979,777	759,324	837,575	548,434	594,344	864,613	70,920
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.05	$9.86	$10.08	$8.45	$6.59	$10.23
Value at end of period	$14.91	$11.05	$9.86	$10.08	$8.45	$6.59
Number of accumulation units outstanding at end of period	22,903	23,455	24,599	27,934	15,883	20,525
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.99	$15.40	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26	$12.02
Value at end of period	$20.01	$16.99	$15.40	$15.27	$14.00	$11.97	$15.53	$15.04	$13.54	$13.26
Number of accumulation units outstanding at end of period	64,614	62,986	51,632	48,757	48,691	47,571	12,278	12,869	9,980	6,296
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.51	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45	$10.11
Value at end of period	$24.47	$20.51	$18.24	$17.28	$15.31	$11.62	$18.79	$14.86	$11.45
Number of accumulation units outstanding at end of period	75,423	70,874	91,344	69,789	73,485	101,396	13,079	7,192	71
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46	$9.45
Value at end of period	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26	$11.46	$10.46
Number of accumulation units outstanding at end of period	337,918	252,066	149,790	69,771	50,647	75,661	9,272	7,509	3,989	2,680
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84	$11.80
Value at end of period	$12.99	$13.08	$13.18	$13.27	$13.34	$13.40	$13.15	$12.60	$12.10	$11.84
Number of accumulation units outstanding at end of period	1,031,911	867,098	935,309	899,211	970,300	1,480,503	440,028	534,137	649,862	629,605
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83	$9.75
Value at end of period	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Number of accumulation units outstanding at end of period	52,523	49,838	44,307	46,557	28,032	27,694	5,966	1,004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13	$10.35
Value at end of period	$19.04	$15.09	$12.88	$14.13	$12.27	$8.59	$14.95	$13.70	$12.13
Number of accumulation units outstanding at end of period	585,573	619,713	902,391	998,274	1,132,254	1,740,358	1,337,575	1,839,329	1,000,436
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52	$10.36
Value at end of period	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37	$10.52
Number of accumulation units outstanding at end of period	36,530	27,640	23,504	41,094	5,699	8,147	814	2,230	7
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.94	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.10
Value at end of period	$16.50	$16.94	$15.82	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50
Number of accumulation units outstanding at end of period	663,874	772,439	751,854	583,214	397,514	221,434	66,542	82,834	70,060	65,092
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61	$10.05
Value at end of period	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Number of accumulation units outstanding at end of period	76,533	29,121	34,580	29,807	19,798	16,238	784	23

CFI 147

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.55	$14.56	$14.08	$12.58	$10.71
Value at end of period	$21.68	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	12,182	8,934	2,752	3,093	2,646
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.61	$9.25	$9.09	$8.16	$6.65	$9.13
Value at end of period	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	59,841	60,057	37,050	21,744	32,908	5,301
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	1,407	2,270	2,364	3,041	1,212
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	4,801	4,838	3,857	4,865	5,307
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.60	$9.99	$10.26	$8.25	$5.93	$9.30
Value at end of period	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	20,155	13,728	14,155	17,921	6,650	2,501
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.07	$10.48	$10.99	$8.76	$6.97	$10.28
Value at end of period	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	18,079	11,038	9,278	5,896	3,164	3,258
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55	$6.90
Value at end of period	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13	$8.18	$7.55
Number of accumulation units outstanding at end of period	49,736	26,721	16,464	19,422	17,400	26,986	6,510	7,429	65,857	52,533
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35	$13.52
Value at end of period	$32.93	$24.09	$21.19	$21.90	$17.74	$14.01	$20.47	$19.48	$16.80	$15.35
Number of accumulation units outstanding at end of period	104,612	112,565	174,448	187,959	192,450	256,520	181,163	254,506	337,873	522,075
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.98	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72	$10.37
Value at end of period	$14.05	$12.98	$11.73	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	399,102	419,241	390,865	331,833	247,572	135,591	6,685	74,167	30,296
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94	$10.47
Value at end of period	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	670,242	588,845	475,412	475,988	334,408	226,390	431	54,161	8,933
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10	$10.84
Value at end of period	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58	$11.10
Number of accumulation units outstanding at end of period	615,481	512,748	417,112	303,106	191,834	67,801	1,449	34,728	21,510

CFI 148

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31	$10.68
Value at end of period	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92	$11.31
Number of accumulation units outstanding at end of period	233,049	187,290	150,928	102,886	64,778	53,974	1,595	21,098	3,675
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.48	$10.89	$11.56	$10.15
Value at end of period	$15.30	$12.48	$10.89	$11.56
Number of accumulation units outstanding at end of period	21,152	8,885	2,633	49
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.46	$9.27	$9.58	$8.56	$6.22
Value at end of period	$12.01	$10.46	$9.27	$9.58	$8.56
Number of accumulation units outstanding at end of period	21,732	18,468	15,838	11,925	7,711
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34	$10.12
Value at end of period	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02	$10.34
Number of accumulation units outstanding at end of period	47,138	48,823	45,297	28,965	17,153	7,502	5,311	4,759	803
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.06	$9.95	$10.10	$9.15	$7.28
Value at end of period	$12.03	$11.06	$9.95	$10.10	$9.15
Number of accumulation units outstanding at end of period	13,668	12,197	9,693	7,405	4,544
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36	$11.54
Value at end of period	$17.64	$15.86	$14.23	$14.08	$12.77	$10.92	$14.39	$13.71	$12.74	$12.36
Number of accumulation units outstanding at end of period	101,575	91,311	76,761	88,434	103,068	62,489	52,302	52,965	87,089	88,761
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96	$9.86
Value at end of period	$16.01	$13.18	$11.54	$11.98	$10.68	$8.59	$13.54	$12.98	$11.56	$10.96
Number of accumulation units outstanding at end of period	201,993	180,568	181,460	157,737	127,113	107,713	145,102	190,981	196,972	262,632
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47	$10.48
Value at end of period	$16.45	$14.21	$12.60	$12.77	$11.49	$9.50	$13.77	$13.15	$11.92	$11.47
Number of accumulation units outstanding at end of period	188,844	206,344	215,823	200,997	163,277	108,882	153,565	188,886	217,838	291,049
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97	$10.39
Value at end of period	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48	$10.97
Number of accumulation units outstanding at end of period	3,359,523	3,081,701	2,868,974	2,599,970	2,125,620	1,635,362	30,674	24,334	7,319
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44	$10.19
Value at end of period	$21.45	$15.99	$13.87	$14.52	$11.38	$7.66	$13.88	$12.07	$11.44
Number of accumulation units outstanding at end of period	186,037	204,309	274,802	291,041	304,509	632,228	402,625	726,267	597,868
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83	$13.12
Value at end of period	$24.61	$19.11	$16.43	$16.70	$14.64	$11.80	$18.49	$18.08	$15.29	$14.83
Number of accumulation units outstanding at end of period	69,534	67,391	50,329	40,795	31,298	39,616	9,373	15,941	9,686	5,926

CFI 149

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80	$11.72
Value at end of period	$25.01	$18.10	$15.34	$15.62	$13.46	$9.49	$16.54	$15.17	$13.49	$12.80
Number of accumulation units outstanding at end of period	137,272	141,707	158,893	174,503	174,569	347,979	340,260	439,098	536,029	504,970
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47	$11.20
Value at end of period	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35	$12.47
Number of accumulation units outstanding at end of period	36,779	38,650	30,539	25,851	22,212	19,952	4,331	1,500	16
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.21	$7.81	$8.94	$8.27	$6.31	$10.20
Value at end of period	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	174,879	164,836	105,300	122,763	108,190	187,579
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10	$9.70
Value at end of period	$13.90	$10.72	$8.87	$9.48	$8.87	$6.75	$11.28	$11.10
Number of accumulation units outstanding at end of period	12,687	8,911	8,697	9,110	17,591	23,634	2,428	913
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.41	$12.04	$11.31	$10.74	$10.22	$9.75
Value at end of period	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	21,315	27,027	29,210	7,470	14,755	17
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09	$12.26
Value at end of period	$18.53	$14.14	$12.30	$12.18	$10.69	$8.54	$13.68	$13.09
Number of accumulation units outstanding at end of period	4,641	5,777	2,966	2,525	1,798	1,573	1,266	123
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.01	$12.79	$13.74	$12.30	$10.15
Value at end of period	$17.96	$14.01	$12.79	$13.74	$12.30
Number of accumulation units outstanding at end of period	1,030	1,659	1,408	1,250	420
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.06	$37.18
Value at end of period	$50.16	$36.06
Number of accumulation units outstanding at end of period	10,921	10,172
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55	$7.90
Value at end of period	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35	$8.93	$8.55
Number of accumulation units outstanding at end of period	32,275	33,916	50,550	58,781	68,830	96,142	45,949	61,296	37,373	50,383
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42	$14.31
Value at end of period	$30.34	$25.44	$22.56	$22.36	$20.79	$16.64	$19.92	$18.16	$16.52	$15.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	531	15	16	16	807,821
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.03	$18.92	$19.34	$15.48	$10.77	$18.84
Value at end of period	$28.94	$22.03	$18.92	$19.34	$15.48	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	187

CFI 150

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$22.76	$21.16	$19.98	$18.64	$16.59	$15.86
Value at end of period	$22.56	$22.76	$21.16	$19.98	$18.64	$16.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	163
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.01	$10.08	$11.77	$10.24	$7.49	$13.38
Value at end of period	$15.31	$12.01	$10.08	$11.77	$10.24	$7.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	893
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.77	$8.38	$8.97	$7.34	$5.35	$7.86
Value at end of period	$11.54	$8.77	$8.38	$8.97	$7.34	$5.35
Number of accumulation units outstanding at end of period	15,800	18,347	11,345	9,317	5,191	228
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.72	$11.04	$11.33	$9.15	$7.17	$10.15
Value at end of period	$17.12	$12.72	$11.04	$11.33	$9.15	$7.17
Number of accumulation units outstanding at end of period	54,235	49,309	25,922	9,778	5,763	613
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78	$10.38
Value at end of period	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29	$13.73	$12.78
Number of accumulation units outstanding at end of period	61,372	65,520	70,963	76,682	91,267	161,695	35,304	87,225	70,787	48,903
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.85
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	71,190
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73	$10.15
Value at end of period	$15.80	$11.54	$10.49	$10.91	$8.97	$6.93	$11.43	$10.73
Number of accumulation units outstanding at end of period	46,920	25,138	22,037	25,975	9,317	12,402	795	315
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36	$10.00
Value at end of period	$22.35	$17.76	$14.82	$16.16	$14.44	$10.59	$17.17	$14.92	$12.54	$11.36
Number of accumulation units outstanding at end of period	228,305	196,900	209,691	182,528	157,056	143,930	17,773	32,356	25,983	8,872
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43	$21.77
Value at end of period	$83.74	$77.87	$64.92	$79.86	$63.36	$35.13	$68.10	$51.26	$41.26	$29.43
Number of accumulation units outstanding at end of period	95,148	89,806	62,433	37,414	23,489	50,290	29,447	40,217	17,101	5,798
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76	$11.70
Value at end of period	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43	$11.76
Number of accumulation units outstanding at end of period	51,182	37,454	26,613	20,029	11,765	17,774	2,305	2,642	1
PAX WORLD BALANCED FUND
Value at beginning of period	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80	$9.70
Value at end of period	$15.41	$13.34	$12.08	$12.40	$11.16	$9.27	$13.48	$12.41	$11.29	$10.80
Number of accumulation units outstanding at end of period	124,015	128,101	118,829	125,495	134,973	133,781	40,526	49,546	112,406	45,236

CFI 151

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82	$10.32
Value at end of period	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	589,489	1,194,201	1,010,347	1,006,391	649,055	226,276	24,448	27,157	8,155	3,233
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77	$11.79
Value at end of period	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	202,349	261,587	315,424	422,577	307,385	171,417	7,999
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68	$9.99
Value at end of period	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	45,468	41,748	37,999	22,202	13,133	19,205	7,703	4,437	1,654	901
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.65	$8.79	$10.34	$8.33	$5.47	$8.62
Value at end of period	$13.67	$10.65	$8.79	$10.34	$8.33	$5.47
Number of accumulation units outstanding at end of period	45,388	29,360	31,236	24,783	17,078	2,087
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43	$14.98
Value at end of period	$32.67	$32.20	$28.02	$28.91	$25.85	$21.91	$20.77	$18.88	$16.77	$17.43
Number of accumulation units outstanding at end of period	880,016	893,765	891,261	830,034	638,292	538,148	16,759	13,061	3,353	680
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.76	$11.19	$10.59	$9.95	$8.72	$9.68
Value at end of period	$11.44	$11.76	$11.19	$10.59	$9.95	$8.72
Number of accumulation units outstanding at end of period	19,681	46,064	43,442	44,391	24,855	20,905
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85	$9.98
Value at end of period	$20.13	$15.16	$12.67	$13.41	$12.04	$9.01	$14.91	$13.54	$12.30	$10.85
Number of accumulation units outstanding at end of period	1,216,034	1,208,645	1,226,026	1,276,694	1,206,365	1,259,861	154,046	242,446	205,278	82,378
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.65	$8.76	$9.81
Value at end of period	$3.69	$7.65	$8.76
Number of accumulation units outstanding at end of period	178,020	48,427	48,109
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51	$10.82
Value at end of period	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	322,504	304,558	301,787	272,508	187,427	141,152	2,831
WANGER SELECT
Value at beginning of period	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45	$9.89
Value at end of period	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	283,027	314,224	347,803	335,315	229,138	234,335	15,528	13,490	2,892	109
WANGER USA
Value at beginning of period	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61	$9.57
Value at end of period	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	107,493	107,173	126,160	102,862	49,093	73,554	14,060	21,033	21,027	1,281
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85	$10.03
Value at end of period	$18.40	$14.06	$12.60	$11.86	$10.55	$8.93	$13.46	$13.05	$11.15	$10.85
Number of accumulation units outstanding at end of period	195,471	173,359	161,192	163,118	185,005	284,358	97,637	145,840	103,342	39,974

CFI 152

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60	$16.34
Value at end of period	$35.67	$26.03	$23.12	$23.80	$19.56	$15.18	$22.41	$24.56	$20.38	$18.60
Number of accumulation units outstanding at end of period	88,185	110,343	127,424	151,883	174,732	204,611	9,566	20,013	14,439	3,304

TABLE 18
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.13	$13.28	$14.12	$12.99	$9.96
Value at end of period	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	4,841	1,884	1,424	2,218	1,813
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.91	$10.79	$11.08	$9.64	$7.87
Value at end of period	$14.51	$11.91	$10.79	$11.08	$9.64
Number of accumulation units outstanding at end of period	36,117	47,315	29,214	45,564	28,841
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.16	$11.18	$11.05	$9.93	$8.38
Value at end of period	$15.64	$12.16	$11.18	$11.05	$9.93
Number of accumulation units outstanding at end of period	94,583	95,087	74,525	86,108	54,964
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.32	$12.58	$11.22	$10.73	$10.08
Value at end of period	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	30,445	53,611	88,785	53,698	46,604
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$18.02	$15.09	$17.16	$14.35
Value at end of period	$25.86	$18.02	$15.09	$17.16
Number of accumulation units outstanding at end of period	11,730	4,864	3,313	4,218
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.63	$7.74	$8.41	$8.01	$5.77	$10.43
Value at end of period	$11.96	$9.63	$7.74	$8.41	$8.01	$5.77
Number of accumulation units outstanding at end of period	25,325	19,155	12,104	13,638	13,361	326
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.58	$10.89	$11.75	$10.05
Value at end of period	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	53,806	30,813	10,537	12,839
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.44	$15.53	$15.75	$12.63	$11.09
Value at end of period	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	11,348	11,060	10,240	4,782	567

CFI 153

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31	$11.47
Value at end of period	$17.80	$15.20	$13.87	$13.37	$12.02	$9.67	$14.20	$13.93	$12.91	$12.31
Number of accumulation units outstanding at end of period	72,959	79,710	74,785	94,091	99,478	100,176	114,927	121,471	120,740	136,946
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.89	$9.48	$9.84
Value at end of period	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	5,255	27,518	7,373
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.69	$8.49	$9.02	$7.82	$6.19	$8.83
Value at end of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	39,295	27,630	18,840	22,093	15,905	8,256
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.71	$9.26	$9.76	$8.00	$6.10	$8.95
Value at end of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	17,116	12,009	7,795	16,671	14,223	1,033
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$10.96
Value at end of period	$12.07
Number of accumulation units outstanding at end of period	1,763
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48	$9.48
Value at end of period	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$11.48
Number of accumulation units outstanding at end of period	300,336	332,108	401,720	543,311	603,193	571,657	666,503	1,224,388	951,422	295,308
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43	$14.34
Value at end of period	$31.99	$24.57	$21.27	$22.00	$18.92	$14.05	$24.64	$21.12	$19.06	$16.43
Number of accumulation units outstanding at end of period	1,049,633	1,203,781	1,219,477	1,443,747	1,606,596	1,739,497	2,132,075	3,361,869	3,216,297	2,927,046
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68	$12.36
Value at end of period	$21.46	$16.88	$14.51	$14.48	$12.68	$9.82	$17.25	$17.13	$14.37	$13.68
Number of accumulation units outstanding at end of period	412,179	480,390	547,761	702,973	804,865	864,139	1,142,358	1,546,502	1,542,811	1,848,161
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27	$11.96
Value at end of period	$21.60	$15.97	$14.04	$14.12	$11.46	$9.01	$17.19	$13.65	$12.87	$12.27
Number of accumulation units outstanding at end of period	351,913	418,633	422,829	500,714	579,019	645,219	743,009	922,067	1,159,132	2,136,201
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86	$10.52
Value at end of period	$19.09	$14.75	$12.32	$14.99	$13.36	$10.64	$19.09	$16.40	$14.00	$11.86
Number of accumulation units outstanding at end of period	66,690	72,554	75,803	104,982	116,843	139,620	203,131	214,673	208,993	225,461
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Value at end of period	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94
Number of accumulation units outstanding at end of period	35,238	32,811	29,653	38,028	36,126	34,403	39,095	111,915	115,359	124,156
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.34	$8.90	$9.15	$8.09	$6.12	$10.14
Value at end of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	128,546	119,035	125,236	165,091	96,818	64,420

CFI 154

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90
Value at end of period	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12
Number of accumulation units outstanding at end of period	16,719	12,352	5,884	4,993	8,298	4,843	11,543	77,637	104,799	48,532
ING BALANCED PORTFOLIO
Value at beginning of period	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67	$12.59
Value at end of period	$19.71	$17.02	$15.10	$15.42	$13.63	$11.52	$16.15	$15.42	$14.13	$13.67
Number of accumulation units outstanding at end of period	611,554	676,425	798,510	1,048,247	1,199,186	1,235,407	1,538,682	1,789,303	2,007,105	2,530,872
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Value at end of period	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64
Number of accumulation units outstanding at end of period	45,977	51,218	57,241	55,315	71,146	61,280	88,249	362,027	422,770	379,717
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.24
Value at end of period	$21.44	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	25,855	17,022	22,511	16,742	22,436	24,694	9,925	13,845	15,818
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.31	$9.05	$9.25	$8.21	$6.33	$10.46	$10.69
Value at end of period	$13.64	$10.31	$9.05	$9.25	$8.21	$6.33	$10.46
Number of accumulation units outstanding at end of period	160,735	179,043	186,033	199,980	225,641	299,398	343,921
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	160,381	168,001	192,413	221,760	237,654	233,966
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$9.98
Value at end of period	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	99,461	118,098	113,029	110,138	74,994	79,392	57,052	106,261
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Value at end of period	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95
Number of accumulation units outstanding at end of period	8,767	7,966	5,469	14,806	13,198	7,169	6,839	19,870	18,662	45,977
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31	$10.79
Value at end of period	$15.75	$11.34	$10.01	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	4,792	3,347	3,730	1,556	106	771	299
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$11.22
Value at end of period	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	45,862	49,934	28,040	26,397	24,277	25,427	5,990	19,566	26,416
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16	$10.00
Value at end of period	$14.36	$15.08	$14.09	$13.70	$11.92	$9.88	$11.79	$10.92	$10.16
Number of accumulation units outstanding at end of period	240,767	309,158	341,046	417,025	433,939	446,158	375,533	547,903	498,890

CFI 155

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	283,934	334,499	401,966	446,275	465,679	405,271	425,952
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26	$8.61
Value at end of period	$15.98	$12.33	$10.73	$10.85	$9.58	$7.42	$11.99	$11.25	$9.93	$9.26
Number of accumulation units outstanding at end of period	2,217,734	2,306,131	2,497,907	2,830,961	2,776,010	3,193,695	3,727,610	4,061,971	4,634,085	5,924,539
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77	$11.64
Value at end of period	$20.20	$15.32	$13.49	$13.61	$12.04	$9.85	$15.81	$15.18	$13.35	$12.77
Number of accumulation units outstanding at end of period	553,654	665,968	736,738	839,034	910,116	1,047,075	1,368,692	1,941,935	2,292,271	3,127,841
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37	$16.75
Value at end of period	$36.30	$27.19	$23.29	$23.75	$19.64	$15.03	$24.26	$23.18	$21.35	$19.37
Number of accumulation units outstanding at end of period	277,462	328,867	380,698	479,449	562,847	618,675	869,060	1,786,511	1,905,635	2,047,008
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15	$12.51
Value at end of period	$26.26	$18.55	$16.64	$16.90	$13.86	$11.19	$16.99	$18.26	$16.17	$15.15
Number of accumulation units outstanding at end of period	216,505	249,325	299,262	427,589	466,993	481,806	678,593	1,173,655	1,440,356	1,240,295
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$14.21	$13.56
Value at end of period	$15.46	$14.21
Number of accumulation units outstanding at end of period	50	50
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.48	$14.74
Value at end of period	$18.73	$15.48
Number of accumulation units outstanding at end of period	1,298	1,320
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.93	$13.86	$14.59
Value at end of period	$19.61	$15.93	$13.86
Number of accumulation units outstanding at end of period	497	497	497
ING INDEX SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$13.55	$12.59	$12.25
Value at end of period	$14.49	$13.55	$12.59
Number of accumulation units outstanding at end of period	57,079	83,324	51,084
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51	$13.94
Value at end of period	$20.25	$20.43	$18.83	$17.65	$16.20	$14.63	$16.12	$15.33	$14.84	$14.51
Number of accumulation units outstanding at end of period	544,593	653,833	668,572	746,514	848,415	966,352	1,093,085	1,245,873	1,205,427	1,137,508
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.26	$7.02	$8.05	$7.53	$5.93	$8.57
Value at end of period	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	89,160	104,351	89,628	86,820	91,183	21
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35
Value at end of period	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05
Number of accumulation units outstanding at end of period	84,851	97,116	111,743	147,301	179,402	202,554	318,109	591,171	468,182	359,887

CFI 156

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72
Value at end of period	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41
Number of accumulation units outstanding at end of period	56,131	52,032	61,938	73,376	79,566	87,715	109,959	317,133	409,753	503,772
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12	$10.34
Value at end of period	$17.91	$14.45	$12.91	$13.16	$11.81	$9.70	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	361,002	422,068	553,106	684,091	787,964	851,814	1,035,604	1,370,749	1,180,581
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	143,379	82,660	22,619	18,727	13,194	16,493	20,338	171,628	167,607
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.68
Value at end of period	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	28,034	30,122	28,118	33,474	36,507	34,095	43,231	60,707	44,087
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86
Value at end of period	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19
Number of accumulation units outstanding at end of period	13,098	10,156	6,392	8,641	11,488	16,866	25,348	29,220	18,311	8,974
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.75
Value at end of period	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11
Number of accumulation units outstanding at end of period	44,788	29,370	14,433	12,133	9,373	7,370	7,456	8,517
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.12	$10.35	$10.32
Value at end of period	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	533,248	522,501	384,592
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	832,823	535,365	659,811	661,703	793,105	862,181	1,247,251
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.64	$9.85	$10.07	$8.45	$6.45	$10.23
Value at end of period	$14.29	$10.64	$9.85	$10.07	$8.45	$6.45
Number of accumulation units outstanding at end of period	0	7,740	5,318	0	17,596	11,713
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.88	$15.30	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23	$12.00
Value at end of period	$19.87	$16.88	$15.30	$15.19	$13.94	$11.91	$15.47	$14.99	$13.50	$13.23
Number of accumulation units outstanding at end of period	23,298	38,176	30,787	36,513	42,887	73,524	94,146	122,326	180,292	130,323
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$11.38
Value at end of period	$24.36	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	45,608	54,821	64,613	50,371	59,536	61,286	56,252	57,318	2,231

CFI 157

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Value at end of period	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44
Number of accumulation units outstanding at end of period	188,798	123,487	97,926	103,333	66,790	60,533	62,246	74,667	28,746	44,281
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95	$11.92
Value at end of period	$13.05	$13.15	$13.26	$13.36	$13.43	$13.50	$13.25	$12.70	$12.21	$11.95
Number of accumulation units outstanding at end of period	677,218	822,784	1,051,569	1,061,434	1,299,450	1,831,765	1,863,139	1,765,402	1,185,620	1,281,038
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.83
Value at end of period	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	30,223	31,281	32,216	30,115	26,064	41,664	42,367	2,871
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18	$10.44
Value at end of period	$19.74	$15.66	$12.97	$14.23	$12.36	$8.93	$15.07	$14.26	$12.18
Number of accumulation units outstanding at end of period	939,223	1,125,891	1,285,118	1,532,832	1,762,158	1,961,962	2,544,962	4,138,978	4,671,723
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.43
Value at end of period	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	58,340	123,565	49,707	18,855	22,295	9,271	11,074	29,325	13,174
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10
Value at end of period	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48
Number of accumulation units outstanding at end of period	134,491	162,941	147,051	227,014	165,024	143,360	94,615	204,493	106,739	98,497
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.35
Value at end of period	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	20,806	22,025	23,731	10,342	6,533	2,364	2,163	5
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	5,186	4,704	4,440	4,496	5,515
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.59	$9.24	$9.08	$8.16	$6.64	$8.70
Value at end of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	125,527	116,814	19,665	3,005	3,830	22
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	2,787	1,966	2,864	3,679	3,410
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	3,234	3,047	2,663	1,848	3,108

CFI 158

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.58	$9.97	$10.24	$8.25	$5.93	$9.78
Value at end of period	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	121,202	101,912	24,192	22,212	15,185	9,712
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.04	$10.46	$10.98	$8.75	$6.97	$9.21
Value at end of period	$16.58	$12.04	$10.46	$10.98	$8.75	$6.97
Number of accumulation units outstanding at end of period	66,279	64,408	14,290	19,783	10,942	8,671
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90
Value at end of period	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54
Number of accumulation units outstanding at end of period	84,916	96,640	100,019	103,263	91,859	84,844	106,550	91,622	70,383	55,768
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32	$14.38
Value at end of period	$34.85	$25.50	$22.45	$23.20	$18.80	$14.86	$21.73	$20.68	$17.85	$16.32
Number of accumulation units outstanding at end of period	226,560	283,186	356,546	415,574	480,037	528,457	676,367	1,224,186	1,173,838	1,718,730
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$11.17
Value at end of period	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77
Number of accumulation units outstanding at end of period	89,903	100,759	86,901	81,744	70,337	56,931	57,238	395
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94	$10.99
Value at end of period	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$10.94
Number of accumulation units outstanding at end of period	67,823	78,107	43,268	43,171	50,475	32,066	48,509	5,852	535
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.41
Value at end of period	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	60,838	61,983	33,557	38,361	32,178	16,141	9,218	725
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$12.30
Value at end of period	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	34,032	78,763	48,898	38,277	25,564	4,803	27,173	5,315
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.47	$10.88	$11.56	$11.32
Value at end of period	$15.27	$12.47	$10.88	$11.56
Number of accumulation units outstanding at end of period	567	1,623	1,023	516
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.44	$9.25	$9.56	$8.55	$6.93	$7.46
Value at end of period	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	15,945	8,331	8,442	4,701	1,445	11
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01	$10.43
Value at end of period	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.01
Number of accumulation units outstanding at end of period	1,367	6,060	4,006	3,148	3,327	0	363	152

CFI 159

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.04	$9.93	$10.08	$9.14	$7.66	$9.34
Value at end of period	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	20,359	18,868	21,633	17,739	12,786	2,251
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78	$11.93
Value at end of period	$18.16	$16.32	$14.65	$14.51	$13.17	$11.26	$14.85	$14.15	$13.16	$12.78
Number of accumulation units outstanding at end of period	33,830	36,513	38,966	43,932	58,550	54,012	66,896	91,758	122,844	123,803
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62	$10.46
Value at end of period	$16.89	$13.91	$12.19	$12.66	$11.29	$9.09	$14.32	$13.75	$12.24	$11.62
Number of accumulation units outstanding at end of period	61,309	67,514	71,756	74,677	99,918	110,112	165,170	191,012	165,249	160,170
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05	$11.02
Value at end of period	$17.21	$14.88	$13.20	$13.38	$12.04	$9.96	$14.45	$13.81	$12.52	$12.05
Number of accumulation units outstanding at end of period	63,732	63,276	79,288	85,767	92,277	111,013	142,807	205,514	140,341	133,841
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.85
Value at end of period	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	794,854	797,658	552,458	477,101	384,450	314,348	438,484	532,259	79,878
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50	$10.26
Value at end of period	$21.57	$16.09	$13.96	$14.62	$11.47	$7.89	$14.00	$12.44	$11.50
Number of accumulation units outstanding at end of period	519,349	590,887	660,822	783,694	817,391	893,654	1,029,745	1,312,088	1,438,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79	$12.98
Value at end of period	$24.44	$18.99	$16.33	$16.61	$14.57	$11.75	$18.42	$18.02	$15.25	$14.79
Number of accumulation units outstanding at end of period	56,576	59,203	53,764	63,434	52,484	57,425	56,564	57,789	66,200	34,585
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05	$12.87
Value at end of period	$27.34	$19.79	$16.78	$17.09	$14.75	$10.40	$18.14	$16.64	$14.80	$14.05
Number of accumulation units outstanding at end of period	247,232	257,931	242,212	290,430	305,839	352,773	425,736	578,885	567,594	910,197
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$10.14
Value at end of period	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	17,211	16,654	23,176	31,202	47,415	46,644	61,695	70,327	40,087
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	264,397	282,706	292,580	315,547	345,736	385,345
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$9.79
Value at end of period	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	6,217	5,918	4,944	4,877	5,588	3,568	2,870	655

CFI 160

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.38	$12.02	$11.30	$10.73	$10.22	$9.91
Value at end of period	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	10,323	38,540	33,749	77,140	11,857	240
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41	$11.13
Value at end of period	$18.44	$14.08	$12.26	$12.14	$10.66	$8.52	$13.65	$13.07	$11.41
Number of accumulation units outstanding at end of period	3,333	2,928	2,928	7,255	9,503	7,254	7,319	27,855	17,570
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.98	$12.77	$13.73	$12.30	$10.06
Value at end of period	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	2,371	2,164	2,183	1,805	4,355
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.05	$37.18
Value at end of period	$50.12	$36.05
Number of accumulation units outstanding at end of period	14,859	17,634
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52	$7.88
Value at end of period	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31	$8.90	$8.52
Number of accumulation units outstanding at end of period	90,201	101,411	110,566	132,309	174,904	193,667	206,699	245,794	155,032	279,744
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61	$15.43
Value at end of period	$32.53	$27.29	$24.21	$24.01	$22.33	$17.88	$21.42	$19.54	$17.79	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	30	26	88	60	30	843,134
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61	$11.36
Value at end of period	$30.97	$23.58	$20.27	$20.72	$16.60	$11.55	$20.70	$17.09	$15.17	$13.61
Number of accumulation units outstanding at end of period	120	120	0	262	262	262	0	0	0	1,637,608
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42	$13.98
Value at end of period	$22.85	$23.07	$21.46	$20.27	$18.92	$16.85	$16.02	$15.08	$14.59	$14.42
Number of accumulation units outstanding at end of period	13	13	20	20	32	40	50	51	61	273,284
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92	$11.46
Value at end of period	$17.86	$14.02	$11.77	$13.75	$11.97	$8.76	$15.96	$14.68	$12.51	$11.92
Number of accumulation units outstanding at end of period	32	41	41	326	985	1,362	350	11	11	1,435,111
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46	$11.06
Value at end of period	$19.65	$15.19	$12.92	$13.75	$12.10	$8.95	$14.96	$13.10	$11.86	$11.46
Number of accumulation units outstanding at end of period	63	69	56	56	56	38	38	38	38	702,882
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.74	$8.36	$8.95	$7.33	$5.34	$8.76	$10.27
Value at end of period	$11.50	$8.74	$8.36	$8.95	$7.33	$5.34	$8.76
Number of accumulation units outstanding at end of period	51,039	42,187	19,181	14,372	6,123	4,104	2,941
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.69	$11.02	$11.32	$9.14	$7.17	$7.08
Value at end of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	18,709	15,927	12,254	10,571	4,763	0

CFI 161

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Value at end of period	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76
Number of accumulation units outstanding at end of period	60,442	71,649	76,154	85,236	106,700	120,525	149,176	279,291	340,864	289,338
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.77
Value at end of period	$9.74
Number of accumulation units outstanding at end of period	14,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$11.39
Value at end of period	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42
Number of accumulation units outstanding at end of period	8,430	8,351	7,388	13,748	6,612	4,075	858
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35	$9.69
Value at end of period	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.53	$11.35
Number of accumulation units outstanding at end of period	178,330	182,045	172,932	200,049	211,882	228,121	231,137	277,481	267,730	208,700
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37	$19.78
Value at end of period	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$29.37
Number of accumulation units outstanding at end of period	50,628	57,155	33,006	36,457	45,493	48,561	61,561	89,019	119,991	56,413
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62	$15.75
Value at end of period	$34.02	$26.94	$22.39	$24.61	$21.39	$15.43	$26.00	$24.66	$21.12	$18.62
Number of accumulation units outstanding at end of period	100	100	111	111	206	635	963	643	577	2,607,975
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$12.37
Value at end of period	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42
Number of accumulation units outstanding at end of period	19,025	12,197	8,064	8,601	10,671	12,637	11,204	6,757
PAX WORLD BALANCED FUND
Value at beginning of period	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77	$9.76
Value at end of period	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$10.77
Number of accumulation units outstanding at end of period	15,865	23,313	22,568	31,747	41,352	40,565	54,971	75,705	62,798	74,393
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82	$10.12
Value at end of period	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.82
Number of accumulation units outstanding at end of period	121,864	303,365	195,983	152,794	137,908	134,509	82,549	92,703	135,357	58,300
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.06
Value at end of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	63,468	104,760	177,213	227,814	166,220	85,598	108,374
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68	$9.85
Value at end of period	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.68
Number of accumulation units outstanding at end of period	14,377	18,755	18,007	19,868	23,447	14,914	16,573	22,461	6,749	5,956
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.62	$8.77	$10.32	$8.33	$5.59
Value at end of period	$13.63	$10.62	$8.77	$10.32	$8.33
Number of accumulation units outstanding at end of period	30,506	28,647	25,975	29,366	7,510

CFI 162

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40	$15.44
Value at end of period	$32.47	$32.02	$27.87	$28.78	$25.74	$21.83	$20.71	$18.83	$16.73	$17.40
Number of accumulation units outstanding at end of period	165,845	170,474	144,177	156,624	103,251	78,307	50,126	62,115	48,097	12,176
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.73	$11.17	$10.58	$9.94	$8.72	$9.90
Value at end of period	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	22,551	21,236	36,203	55,690	50,694	13,169
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85	$9.80
Value at end of period	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$10.85
Number of accumulation units outstanding at end of period	749,244	908,676	1,192,581	1,533,103	1,708,652	1,711,636	1,946,126	2,852,011	2,745,616	1,633,839
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.64	$8.76	$9.70
Value at end of period	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	13,572	11,777	9,059
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.12
Value at end of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	74,853	62,471	53,069	48,365	74,098	23,373	39,866
WANGER SELECT
Value at beginning of period	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44	$9.83
Value at end of period	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$11.44
Number of accumulation units outstanding at end of period	86,139	95,493	62,300	75,495	52,757	71,741	104,588	71,538	15,719	1,828
WANGER USA
Value at beginning of period	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61	$10.25
Value at end of period	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.61
Number of accumulation units outstanding at end of period	50,473	53,021	28,775	23,154	11,530	13,157	20,392	18,612	10,145	2,741
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85	$9.80
Value at end of period	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.85
Number of accumulation units outstanding at end of period	407,184	488,082	582,125	647,140	782,031	841,888	1,053,903	1,490,194	1,622,664	1,066,826
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55	$15.46
Value at end of period	$35.43	$25.87	$22.98	$23.68	$19.47	$15.11	$22.32	$24.48	$20.33	$18.55
Number of accumulation units outstanding at end of period	14,818	15,445	9,696	9,855	11,211	13,391	27,612	74,472	45,988	28,778

TABLE 19
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.10	$13.26	$14.11	$12.99	$10.24
Value at end of period	$20.18	$15.10	$13.26	$14.11	$12.99
Number of accumulation units outstanding at end of period	9,786	10,060	8,945	10,105	4,246

CFI 163

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.88	$10.77	$11.07	$9.63	$7.96
Value at end of period	$14.47	$11.88	$10.77	$11.07	$9.63
Number of accumulation units outstanding at end of period	194,063	265,698	199,120	109,431	19,265
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.13	$11.16	$11.04	$9.92	$8.16
Value at end of period	$15.60	$12.13	$11.16	$11.04	$9.92
Number of accumulation units outstanding at end of period	350,731	398,801	307,773	196,018	44,451
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.29	$12.57	$11.22	$10.72	$10.10
Value at end of period	$11.98	$13.29	$12.57	$11.22	$10.72
Number of accumulation units outstanding at end of period	155,781	327,961	296,243	95,860	59,424
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.13	$10.17	$11.57	$10.32
Value at end of period	$17.41	$12.13	$10.17	$11.57
Number of accumulation units outstanding at end of period	46,850	35,479	37,166	10,374
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.60	$7.72	$8.40	$8.00	$5.77	$9.25
Value at end of period	$11.92	$9.60	$7.72	$8.40	$8.00	$5.77
Number of accumulation units outstanding at end of period	27,633	44,933	37,155	40,839	22,282	7,623
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.56	$10.88	$11.74	$9.81
Value at end of period	$18.00	$12.56	$10.88	$11.74
Number of accumulation units outstanding at end of period	126,217	77,648	62,050	20,466
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.41	$15.51	$15.74	$12.63	$11.48
Value at end of period	$23.01	$17.41	$15.51	$15.74	$12.63
Number of accumulation units outstanding at end of period	11,276	31,165	34,683	10,707	1,096
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37	$15.25
Value at end of period	$23.55	$20.13	$18.37	$17.72	$15.94	$12.83	$18.84	$18.50	$17.15	$16.37
Number of accumulation units outstanding at end of period	69,557	94,322	116,153	132,391	128,599	139,551	140,885	141,958	219,575	204,431
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.88	$9.48	$9.87
Value at end of period	$11.12	$10.88	$9.48
Number of accumulation units outstanding at end of period	5,785	9,087	2,181
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66	$8.48	$9.01	$7.81	$6.19	$10.28
Value at end of period	$12.54	$9.66	$8.48	$9.01	$7.81	$6.19
Number of accumulation units outstanding at end of period	17,726	37,549	51,265	49,937	37,926	16,827
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.68	$9.25	$9.74	$7.99	$6.10	$9.91
Value at end of period	$14.31	$10.68	$9.25	$9.74	$7.99	$6.10
Number of accumulation units outstanding at end of period	11,022	20,656	24,038	23,624	11,624	7,723

CFI 164

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$11.31
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	572
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48	$9.88
Value at end of period	$20.88	$17.52	$14.82	$17.30	$15.95	$11.56	$19.62	$16.65	$13.78	$11.48
Number of accumulation units outstanding at end of period	446,367	837,533	859,240	835,651	466,338	457,664	325,211	212,150	160,473	24,649
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22	$20.28
Value at end of period	$45.02	$34.58	$29.96	$31.00	$26.67	$19.82	$34.77	$29.83	$26.93	$23.22
Number of accumulation units outstanding at end of period	600,310	1,000,920	1,116,432	1,176,377	3,944,179	884,693	847,162	811,346	1,056,955	687,425
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13	$17.30
Value at end of period	$29.88	$23.52	$20.22	$20.19	$17.69	$13.70	$24.09	$23.93	$20.08	$19.13
Number of accumulation units outstanding at end of period	267,747	354,942	391,909	400,126	373,154	442,827	485,693	504,653	749,148	707,385
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14	$15.74
Value at end of period	$28.29	$20.93	$18.40	$18.52	$15.04	$11.83	$22.58	$17.93	$16.93	$16.14
Number of accumulation units outstanding at end of period	376,622	630,571	778,909	833,329	664,733	732,400	789,960	829,270	1,260,756	1,247,420
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81	$13.15
Value at end of period	$23.74	$18.36	$15.33	$18.67	$16.64	$13.27	$23.81	$20.47	$17.48	$14.81
Number of accumulation units outstanding at end of period	44,259	68,007	106,236	104,101	93,123	126,656	118,882	94,693	104,662	78,256
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91	$12.15
Value at end of period	$29.55	$21.87	$18.63	$19.53	$15.36	$11.99	$18.06	$18.66	$16.08	$14.91
Number of accumulation units outstanding at end of period	97,961	148,848	179,324	205,681	181,624	176,258	174,003	191,901	316,485	164,023
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32	$8.89	$9.14	$8.08	$6.11	$10.10
Value at end of period	$13.45	$10.32	$8.89	$9.14	$8.08	$6.11
Number of accumulation units outstanding at end of period	150,094	234,545	254,777	231,632	141,752	57,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10	$10.89
Value at end of period	$26.40	$20.27	$17.57	$18.30	$15.12	$11.24	$15.44	$16.03	$14.01	$13.10
Number of accumulation units outstanding at end of period	76,952	92,662	79,174	67,038	1,366,360	25,080	23,206	31,381	36,285	45,339
ING BALANCED PORTFOLIO
Value at beginning of period	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43	$16.98
Value at end of period	$26.45	$22.86	$20.29	$20.73	$18.33	$15.50	$21.74	$20.77	$19.05	$18.43
Number of accumulation units outstanding at end of period	420,303	509,261	579,153	711,836	983,558	803,014	996,955	1,129,840	1,506,113	1,211,756
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62	$11.52
Value at end of period	$30.35	$22.04	$18.58	$18.33	$14.61	$10.90	$18.71	$17.79	$15.57	$14.62
Number of accumulation units outstanding at end of period	131,576	194,465	234,209	233,223	1,172,882	167,687	120,294	116,579	133,425	36,450
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.92	$12.67	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24	$10.20
Value at end of period	$21.35	$14.92	$12.67	$12.20	$11.50	$9.66	$13.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	35,280	50,949	57,850	55,469	36,112	24,330	15,987	9,703	1,176

CFI 165

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.28	$9.03	$9.23	$8.19	$6.33	$10.45	$10.69
Value at end of period	$13.60	$10.28	$9.03	$9.23	$8.19	$6.33	$10.45
Number of accumulation units outstanding at end of period	223,999	311,248	353,364	413,057	382,205	390,962	423,742
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.07	$9.65	$10.26	$8.90	$6.71	$9.74
Value at end of period	$12.44	$12.07	$9.65	$10.26	$8.90	$6.71
Number of accumulation units outstanding at end of period	148,874	219,034	221,527	258,022	221,504	213,772
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33	$10.05
Value at end of period	$13.20	$13.04	$11.38	$10.48	$8.26	$6.13	$10.06	$12.33
Number of accumulation units outstanding at end of period	245,796	398,169	345,317	340,318	182,569	131,923	59,647	32,919
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93	$16.67
Value at end of period	$26.44	$19.79	$17.78	$18.81	$16.93	$12.97	$21.53	$20.85	$18.47	$17.93
Number of accumulation units outstanding at end of period	17,056	24,468	33,072	29,481	22,577	22,012	19,407	14,516	18,596	9,257
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09	$9.50
Value at end of period	$15.69	$11.30	$9.98	$10.35	$8.33	$6.73	$10.30	$10.09
Number of accumulation units outstanding at end of period	16,681	16,883	24,662	13,659	8,131	6,609	1,962	429
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86	$11.46
Value at end of period	$21.42	$15.88	$13.97	$15.83	$12.44	$9.01	$14.93	$13.15	$11.86
Number of accumulation units outstanding at end of period	111,754	178,516	186,164	168,496	99,301	73,161	35,304	33,126	9,192
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15	$10.00
Value at end of period	$14.30	$15.02	$14.04	$13.66	$11.89	$9.86	$11.77	$10.91	$10.15
Number of accumulation units outstanding at end of period	254,381	408,264	520,265	518,781	452,814	487,485	466,212	428,035	557,770
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.29	$11.72	$13.01	$10.79	$7.91	$13.52	$9.69
Value at end of period	$12.71	$11.29	$11.72	$13.01	$10.79	$7.91	$13.52
Number of accumulation units outstanding at end of period	203,386	631,055	656,357	587,076	330,673	305,370	210,824
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94	$12.97
Value at end of period	$23.96	$18.49	$16.11	$16.29	$14.39	$11.15	$18.03	$16.93	$14.95	$13.94
Number of accumulation units outstanding at end of period	2,004,196	2,057,235	2,300,921	2,660,095	2,711,135	2,990,615	3,430,110	3,838,456	4,802,154	4,937,394
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17	$17.48
Value at end of period	$30.17	$22.89	$20.17	$20.36	$18.02	$14.75	$23.70	$22.75	$20.03	$19.17
Number of accumulation units outstanding at end of period	280,990	663,926	722,676	804,575	485,099	595,014	707,223	790,125	1,063,685	1,005,098
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30	$16.70
Value at end of period	$36.02	$26.99	$23.13	$23.60	$19.52	$14.95	$24.15	$23.08	$21.27	$19.30
Number of accumulation units outstanding at end of period	205,748	563,136	632,017	639,954	1,883,764	424,192	461,298	509,523	754,152	577,038

CFI 166

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10	$12.47
Value at end of period	$26.05	$18.41	$16.52	$16.79	$13.78	$11.13	$16.91	$18.18	$16.11	$15.10
Number of accumulation units outstanding at end of period	151,326	341,962	386,222	390,762	203,368	209,995	257,974	286,766	407,144	388,780
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44	$15.81
Value at end of period	$22.84	$23.06	$21.26	$19.94	$18.31	$16.55	$18.23	$17.35	$16.81	$16.44
Number of accumulation units outstanding at end of period	345,648	565,573	603,778	695,236	4,166,774	775,032	793,568	777,013	1,025,425	1,033,279
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.24	$7.00	$8.04	$7.52	$5.93	$6.35
Value at end of period	$9.93	$8.24	$7.00	$8.04	$7.52	$5.93
Number of accumulation units outstanding at end of period	78,444	114,778	135,054	131,553	99,216	760
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.66	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03	$10.33
Value at end of period	$16.42	$13.66	$11.56	$13.71	$13.49	$10.70	$18.84	$16.75	$13.05	$12.03
Number of accumulation units outstanding at end of period	24,560	64,866	79,639	93,910	3,313,871	79,091	89,633	84,487	118,557	68,875
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40	$10.71
Value at end of period	$19.83	$14.82	$12.59	$12.97	$11.36	$8.92	$14.16	$14.61	$12.72	$12.40
Number of accumulation units outstanding at end of period	94,022	178,077	192,605	174,898	143,053	146,396	177,164	210,807	231,845	71,279
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12	$10.17
Value at end of period	$17.85	$14.40	$12.88	$13.13	$11.37	$9.69	$12.76	$12.42	$11.12
Number of accumulation units outstanding at end of period	396,535	567,491	641,967	709,622	683,722	759,860	910,278	1,084,762	1,225,357
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07	$10.36
Value at end of period	$17.46	$13.15	$11.58	$11.93	$10.70	$8.71	$12.95	$12.73	$11.07
Number of accumulation units outstanding at end of period	42,525	54,916	70,195	68,347	55,430	41,382	28,159	18,828	11,183
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44	$10.72
Value at end of period	$21.79	$23.32	$19.74	$24.36	$20.42	$12.01	$24.85	$18.10	$13.44
Number of accumulation units outstanding at end of period	49,048	83,549	87,365	84,290	65,793	59,973	71,156	55,276	15,291
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18	$11.85
Value at end of period	$28.25	$21.66	$18.20	$18.03	$14.79	$11.87	$17.88	$17.62	$15.25	$14.18
Number of accumulation units outstanding at end of period	67,543	82,359	69,870	68,712	58,394	63,941	55,300	49,540	72,438	35,354
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33	$10.97
Value at end of period	$22.31	$16.20	$13.76	$14.07	$11.20	$8.87	$12.77	$13.10	$11.33
Number of accumulation units outstanding at end of period	37,725	41,836	24,633	17,864	12,595	10,255	9,661	6,724	33
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.11	$10.34	$10.32
Value at end of period	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	422,232	512,821	520,953

CFI 167

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17	$9.39
Value at end of period	$12.73	$9.81	$8.63	$8.40	$7.10	$6.36	$9.17
Number of accumulation units outstanding at end of period	753,226	1,092,165	1,329,537	796,575	568,780	626,385	452,257
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.00	$9.83	$10.05	$8.44	$6.58	$10.23
Value at end of period	$14.82	$11.00	$9.83	$10.05	$8.44	$6.58
Number of accumulation units outstanding at end of period	31,970	31,605	35,263	30,328	18,982	20,381
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.78	$15.22	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20	$11.98
Value at end of period	$19.74	$16.78	$15.22	$15.11	$13.87	$11.87	$15.41	$14.95	$13.47	$13.20
Number of accumulation units outstanding at end of period	56,830	118,731	123,667	125,354	79,127	98,518	64,577	74,084	84,097	24,848
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.36	$18.12	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44	$10.37
Value at end of period	$24.26	$20.36	$18.12	$17.18	$15.24	$11.57	$18.74	$14.84	$11.44
Number of accumulation units outstanding at end of period	47,775	107,423	116,696	124,326	84,283	77,072	66,333	25,174	5,491
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42	$9.43
Value at end of period	$24.91	$19.03	$16.81	$17.04	$13.18	$9.40	$15.20	$12.19	$11.41	$10.42
Number of accumulation units outstanding at end of period	150,017	128,066	112,532	64,503	40,540	36,423	24,144	21,491	19,257	14,597
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87	$12.84
Value at end of period	$13.99	$14.11	$14.22	$14.34	$14.43	$14.50	$14.25	$13.67	$13.14	$12.87
Number of accumulation units outstanding at end of period	520,334	775,269	962,863	1,027,800	2,663,562	931,952	745,229	502,169	526,675	556,902
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82	$10.03
Value at end of period	$14.05	$10.84	$9.90	$10.43	$9.06	$7.34	$11.31	$10.82
Number of accumulation units outstanding at end of period	39,812	57,091	82,790	65,448	63,017	50,525	38,092	5,749
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18	$10.13
Value at end of period	$19.68	$15.61	$12.94	$14.20	$12.34	$8.55	$15.07	$13.68	$12.18
Number of accumulation units outstanding at end of period	742,356	1,185,795	1,382,994	1,510,577	1,381,472	1,562,268	1,780,228	2,140,394	2,544,290
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51	$10.37
Value at end of period	$18.30	$17.47	$15.45	$14.93	$13.18	$8.90	$11.58	$11.35	$10.51
Number of accumulation units outstanding at end of period	51,132	93,032	69,062	63,763	54,266	29,565	30,917	32,047	2,449
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.76	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47	$11.09
Value at end of period	$16.31	$16.76	$15.67	$15.30	$14.35	$12.85	$12.99	$11.97	$11.61	$11.47
Number of accumulation units outstanding at end of period	434,216	686,186	764,294	644,709	397,030	315,622	243,077	126,953	170,058	84,251
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60	$10.33
Value at end of period	$19.30	$17.32	$15.04	$15.27	$12.94	$7.81	$11.16	$10.60
Number of accumulation units outstanding at end of period	115,502	93,907	82,899	47,779	37,649	19,694	10,869	152

CFI 168

Condensed Financial Information (continued)

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.49	$14.52	$14.06	$12.57	$10.71
Value at end of period	$21.58	$16.49	$14.52	$14.06	$12.57
Number of accumulation units outstanding at end of period	24,280	41,107	26,639	17,174	6,997
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.56	$9.22	$9.07	$8.15	$6.64	$10.18
Value at end of period	$13.83	$10.56	$9.22	$9.07	$8.15	$6.64
Number of accumulation units outstanding at end of period	86,112	114,521	87,375	55,122	22,724	3,064
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.98	$13.03	$13.07	$11.86	$10.06
Value at end of period	$19.53	$14.98	$13.03	$13.07	$11.86
Number of accumulation units outstanding at end of period	19,856	19,806	17,663	14,150	2,500
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.81	$15.55	$16.04	$12.85	$11.41
Value at end of period	$23.82	$17.81	$15.55	$16.04	$12.85
Number of accumulation units outstanding at end of period	9,953	14,178	17,037	11,021	10,011
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.55	$9.95	$10.23	$8.24	$5.93	$10.14
Value at end of period	$15.37	$11.55	$9.95	$10.23	$8.24	$5.93
Number of accumulation units outstanding at end of period	77,727	94,416	88,858	89,065	41,149	8,430
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.01	$10.44	$10.96	$8.74	$6.97	$10.22
Value at end of period	$16.53	$12.01	$10.44	$10.96	$8.74	$6.97
Number of accumulation units outstanding at end of period	82,384	93,430	98,853	87,502	28,053	4,718
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52	$6.89
Value at end of period	$17.29	$12.54	$10.98	$10.98	$8.37	$6.44	$9.91	$9.08	$8.14	$7.52
Number of accumulation units outstanding at end of period	65,830	76,436	77,145	63,956	33,672	33,603	27,543	19,993	21,837	14,722
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87	$20.16
Value at end of period	$48.63	$35.60	$31.35	$32.43	$26.29	$20.79	$30.41	$28.96	$25.01	$22.87
Number of accumulation units outstanding at end of period	88,990	183,198	201,089	208,726	167,456	179,454	184,068	199,461	273,644	270,368
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.88	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71	$10.44
Value at end of period	$13.93	$12.88	$11.65	$11.84	$10.73	$8.85	$12.20	$11.76	$10.71
Number of accumulation units outstanding at end of period	141,890	255,688	287,659	259,787	167,271	154,946	91,089	37,317	2,237
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94	$10.32
Value at end of period	$14.57	$12.63	$11.23	$11.69	$10.36	$8.31	$12.67	$12.21	$10.94
Number of accumulation units outstanding at end of period	470,495	586,555	627,871	566,984	378,624	278,523	118,560	20,669	5,374
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10	$10.84
Value at end of period	$15.25	$12.78	$11.20	$11.84	$10.42	$8.19	$13.11	$12.56	$11.10
Number of accumulation units outstanding at end of period	232,790	286,876	350,483	380,933	395,959	293,654	165,297	8,501	164

CFI 169

Condensed Financial Information (continued)

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31	$10.97
Value at end of period	$15.63	$12.77	$11.15	$11.86	$10.39	$8.07	$13.53	$12.90	$11.31
Number of accumulation units outstanding at end of period	339,961	386,928	454,772	380,015	325,382	205,963	75,669	7,940	310
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.45	$10.87	$11.55	$10.11
Value at end of period	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	8,777	6,499	3,879	75
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.41	$9.24	$9.55	$8.54	$6.93	$9.00
Value at end of period	$11.94	$10.41	$9.24	$9.55	$8.54	$6.93
Number of accumulation units outstanding at end of period	7,719	3,290	2,976	2,070	942	607
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33	$10.23
Value at end of period	$13.76	$12.97	$11.92	$11.97	$11.02	$9.48	$11.47	$11.00	$10.33
Number of accumulation units outstanding at end of period	89,600	85,713	89,840	89,473	21,320	22,488	44,500	140	59
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.01	$9.92	$10.07	$9.13	$7.66	$7.67
Value at end of period	$11.96	$11.01	$9.92	$10.07	$9.13	$7.66
Number of accumulation units outstanding at end of period	12,986	6,705	5,233	4,726	4,558	2,658
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06	$15.00
Value at end of period	$22.71	$20.43	$18.35	$18.18	$16.51	$14.12	$18.64	$17.77	$16.53	$16.06
Number of accumulation units outstanding at end of period	50,138	65,165	59,962	57,599	58,985	61,179	47,464	38,641	56,267	77,212
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19	$14.57
Value at end of period	$23.42	$19.30	$16.93	$17.58	$15.69	$12.63	$19.92	$19.13	$17.04	$16.19
Number of accumulation units outstanding at end of period	102,790	149,559	177,328	169,435	140,891	137,569	110,242	115,492	216,238	235,562
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91	$14.56
Value at end of period	$22.61	$19.56	$17.37	$17.62	$15.86	$13.13	$19.04	$18.21	$16.52	$15.91
Number of accumulation units outstanding at end of period	65,457	81,174	84,516	91,534	87,162	92,821	90,782	75,524	135,090	190,198
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96	$10.11
Value at end of period	$19.43	$16.04	$14.13	$13.85	$12.25	$9.27	$12.90	$12.46	$10.96
Number of accumulation units outstanding at end of period	1,525,312	2,253,958	2,160,104	1,878,983	676,518	600,671	309,824	146,112	30,645
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50	$9.94
Value at end of period	$20.81	$15.52	$13.93	$14.59	$11.45	$7.63	$13.54	$12.04	$11.50
Number of accumulation units outstanding at end of period	476,948	626,492	722,973	868,037	906,219	985,769	1,097,828	1,236,769	1,516,714
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76	$12.96
Value at end of period	$24.28	$18.88	$16.24	$16.53	$14.50	$11.70	$18.35	$17.96	$15.21	$14.76
Number of accumulation units outstanding at end of period	127,647	173,229	182,117	172,681	4,520,640	59,740	56,015	53,267	81,482	49,271
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48	$17.85
Value at end of period	$37.72	$27.32	$23.17	$23.62	$20.39	$14.38	$25.10	$23.04	$20.50	$19.48
Number of accumulation units outstanding at end of period	192,543	402,708	448,410	469,522	854,178	321,691	336,596	339,737	529,677	452,366

CFI 170

Condensed Financial Information (continued)

ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46	$10.22
Value at end of period	$16.38	$14.45	$12.27	$14.12	$12.52	$9.17	$18.32	$15.33	$12.46
Number of accumulation units outstanding at end of period	21,234	34,542	37,592	46,122	45,894	42,129	29,751	18,763	5,782
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.17	$7.78	$8.92	$8.26	$6.30	$10.20
Value at end of period	$10.94	$9.17	$7.78	$8.92	$8.26	$6.30
Number of accumulation units outstanding at end of period	320,304	477,762	395,047	521,249	523,033	549,115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09	$9.52
Value at end of period	$13.80	$10.65	$8.82	$9.44	$8.83	$6.73	$11.26	$11.09
Number of accumulation units outstanding at end of period	69,690	72,726	77,511	60,870	46,004	36,305	26,158	9,080
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.35	$11.99	$11.28	$10.72	$10.21	$9.71
Value at end of period	$11.93	$12.35	$11.99	$11.28	$10.72	$10.21
Number of accumulation units outstanding at end of period	19,479	37,982	35,917	13,893	6,588	1,177
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.96	$12.75	$13.72	$12.30	$10.13
Value at end of period	$17.88	$13.96	$12.75	$13.72	$12.30
Number of accumulation units outstanding at end of period	6,168	10,089	11,937	11,936	1,350
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.04	$37.17
Value at end of period	$50.07	$36.04
Number of accumulation units outstanding at end of period	36,778	47,093
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50	$7.86
Value at end of period	$15.11	$11.79	$10.44	$10.53	$9.70	$7.62	$11.01	$10.27	$8.87	$8.50
Number of accumulation units outstanding at end of period	121,050	164,930	184,224	209,384	188,093	199,413	206,829	234,070	196,939	167,904
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28	$21.63
Value at end of period	$45.39	$38.10	$33.82	$33.56	$31.23	$25.02	$29.98	$27.35	$24.92	$23.28
Number of accumulation units outstanding at end of period	0	0	0	13	20	18	13	9	54	493,645
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71	$12.29
Value at end of period	$33.32	$25.38	$21.83	$22.33	$17.89	$12.46	$22.33	$18.46	$16.38	$14.71
Number of accumulation units outstanding at end of period	0	140	140	438	527	523	809	802	913	1,163,047
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66	$17.14
Value at end of period	$27.87	$28.15	$26.20	$24.76	$23.12	$20.60	$19.59	$18.46	$17.87	$17.66
Number of accumulation units outstanding at end of period	1	1	1	1	21	21	78	5	5	196,825
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43	$16.77
Value at end of period	$26.00	$20.42	$17.15	$20.05	$17.46	$12.79	$23.30	$21.44	$18.29	$17.43
Number of accumulation units outstanding at end of period	4	83	83	92	97	95	352	349	343	873,972
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88	$15.33
Value at end of period	$27.10	$20.97	$17.83	$18.99	$16.73	$12.37	$20.70	$18.14	$16.43	$15.88
Number of accumulation units outstanding at end of period	0	0	0	21	32	28	55	50	43	493,053

CFI 171

Condensed Financial Information (continued)

LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.72	$8.34	$8.93	$7.32	$5.34	$8.76	$9.59
Value at end of period	$11.46	$8.72	$8.34	$8.93	$7.32	$5.34	$8.76
Number of accumulation units outstanding at end of period	21,133	22,958	28,222	70,966	17,347	134	6
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.66	$11.00	$11.30	$9.14	$7.17	$10.26
Value at end of period	$17.02	$12.66	$11.00	$11.30	$9.14	$7.17
Number of accumulation units outstanding at end of period	56,748	83,154	67,440	17,882	6,653	3,415
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74	$10.35
Value at end of period	$19.89	$15.39	$13.55	$14.24	$11.45	$9.12	$15.17	$15.21	$13.67	$12.74
Number of accumulation units outstanding at end of period	116,289	314,284	369,791	379,554	1,405,638	248,848	249,295	232,217	342,326	158,816
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.56
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	79,530
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72	$9.25
Value at end of period	$15.68	$11.46	$10.43	$10.85	$8.93	$6.91	$11.41	$10.72
Number of accumulation units outstanding at end of period	25,904	38,957	44,935	40,294	11,605	9,811	5,253	661
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35	$9.99
Value at end of period	$22.13	$17.61	$14.70	$16.05	$14.36	$10.54	$17.10	$14.88	$12.52	$11.35
Number of accumulation units outstanding at end of period	143,805	210,200	220,524	217,611	149,704	139,487	104,832	65,794	126,629	49,472
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30	$21.94
Value at end of period	$82.63	$76.91	$64.18	$79.04	$62.77	$34.84	$67.60	$50.94	$41.03	$29.30
Number of accumulation units outstanding at end of period	134,579	216,286	215,906	219,498	143,670	111,277	106,360	103,607	103,665	16,831
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56	$15.71
Value at end of period	$33.75	$26.74	$22.24	$24.46	$21.27	$15.35	$25.88	$24.55	$21.04	$18.56
Number of accumulation units outstanding at end of period	0	0	258	568	538	470	461	369	331	657,638
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38	$13.35
Value at end of period	$21.62	$21.83	$19.39	$19.39	$17.01	$14.44	$16.97	$15.61	$14.64	$14.38
Number of accumulation units outstanding at end of period	0	0	0	0	227	227	232	234	234	116,322
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76	$10.85
Value at end of period	$21.37	$15.28	$13.06	$13.47	$11.01	$8.09	$13.13	$13.40	$11.76
Number of accumulation units outstanding at end of period	68,079	46,866	53,134	57,247	46,806	56,609	45,506	15,401	1,704
PAX WORLD BALANCED FUND
Value at beginning of period	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75	$9.56
Value at end of period	$15.20	$13.18	$11.94	$12.27	$11.06	$9.19	$13.38	$12.33	$11.23	$10.75
Number of accumulation units outstanding at end of period	81,254	163,026	195,165	201,786	142,011	162,971	126,835	121,694	136,795	23,476
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81	$10.27
Value at end of period	$14.94	$16.60	$15.39	$13.90	$12.97	$11.05	$11.99	$10.94	$10.94	$10.81
Number of accumulation units outstanding at end of period	265,363	482,222	439,230	400,759	288,706	239,600	100,830	84,571	73,154	16,991

CFI 172

Condensed Financial Information (continued)

PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76	$10.06
Value at end of period	$8.63	$8.88	$7.99	$10.53	$9.16	$5.29	$12.76
Number of accumulation units outstanding at end of period	68,567	146,900	171,313	177,578	163,138	106,502	79,218
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68	$9.85
Value at end of period	$18.11	$16.30	$14.16	$14.53	$12.41	$7.80	$12.18	$11.61	$10.79	$10.68
Number of accumulation units outstanding at end of period	61,334	86,662	68,300	62,843	43,503	55,749	41,569	26,196	38,116	21,060
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.60	$8.76	$10.31	$8.32	$5.46	$9.96
Value at end of period	$13.59	$10.60	$8.76	$10.31	$8.32	$5.46
Number of accumulation units outstanding at end of period	23,918	44,881	40,921	32,025	3,193	2,311
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64	$9.94
Value at end of period	$21.62	$21.33	$18.58	$19.19	$17.18	$14.57	$13.83	$12.58	$11.19	$11.64
Number of accumulation units outstanding at end of period	507,281	740,227	708,559	648,907	292,953	251,583	129,693	67,124	47,660	7,770
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.71	$11.15	$10.56	$9.93	$8.72	$9.96
Value at end of period	$11.38	$11.71	$11.15	$10.56	$9.93	$8.72
Number of accumulation units outstanding at end of period	55,975	85,105	89,164	78,642	53,288	24,007
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85	$9.65
Value at end of period	$19.94	$15.02	$12.57	$13.33	$11.97	$8.97	$14.85	$13.51	$12.28	$10.85
Number of accumulation units outstanding at end of period	529,707	927,583	1,035,804	1,102,940	758,979	688,355	496,556	426,366	450,471	128,793
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.63	$8.76	$9.85
Value at end of period	$3.68	$7.63	$8.76
Number of accumulation units outstanding at end of period	35,846	63,903	34,967
WANGER INTERNATIONAL
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51	$10.39
Value at end of period	$12.91	$10.64	$8.83	$10.42	$8.42	$5.67	$10.51
Number of accumulation units outstanding at end of period	233,371	287,113	259,694	275,242	111,338	62,225	29,170
WANGER SELECT
Value at beginning of period	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44	$9.97
Value at end of period	$21.55	$16.15	$13.75	$16.85	$13.43	$8.15	$16.13	$14.87	$12.53	$11.44
Number of accumulation units outstanding at end of period	178,817	291,971	343,889	404,307	294,722	228,012	154,764	54,744	44,021	13,495
WANGER USA
Value at beginning of period	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60	$10.18
Value at end of period	$22.29	$16.81	$14.12	$14.76	$12.07	$8.56	$14.31	$13.69	$12.80	$11.60
Number of accumulation units outstanding at end of period	110,916	150,414	183,421	179,661	145,350	115,162	95,012	52,587	76,525	12,356
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84	$9.98
Value at end of period	$18.22	$13.94	$12.50	$11.78	$10.49	$8.89	$13.41	$13.01	$11.13	$10.84
Number of accumulation units outstanding at end of period	226,825	443,507	452,720	455,530	325,085	342,968	293,251	234,784	250,556	88,143
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51	$16.06
Value at end of period	$35.20	$25.71	$22.85	$23.56	$19.38	$15.05	$22.24	$24.41	$20.27	$18.51
Number of accumulation units outstanding at end of period	74,900	125,164	130,373	150,993	108,555	102,484	80,955	69,703	50,591	21,369

CFI 173

Condensed Financial Information (continued)

TABLE 20
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.07	$13.24	$14.10	$12.98	$11.52
Value at end of period	$20.13	$15.07	$13.24	$14.10	$12.98
Number of accumulation units outstanding at end of period	0	0	0	1,784	244
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.85	$10.76	$11.06	$9.63	$8.24
Value at end of period	$14.43	$11.85	$10.76	$11.06	$9.63
Number of accumulation units outstanding at end of period	2,742	2,223	2,167	6,226	3,101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.10	$11.14	$11.03	$9.91	$8.16
Value at end of period	$15.56	$12.10	$11.14	$11.03	$9.91
Number of accumulation units outstanding at end of period	1,271	723	1,046	24,649	3,649
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.27	$12.55	$11.21	$10.72	$10.25
Value at end of period	$11.95	$13.27	$12.55	$11.21	$10.72
Number of accumulation units outstanding at end of period	4,556	8,560	11,764	10,947	4,263
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.81	$14.94	$17.16
Value at end of period	$25.54	$17.81	$14.94
Number of accumulation units outstanding at end of period	991	514	335
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.57	$7.70	$8.38	$7.99	$5.76	$9.46
Value at end of period	$11.88	$9.57	$7.70	$8.38	$7.99	$5.76
Number of accumulation units outstanding at end of period	6,136	1,297	908	4,946	834	366
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.55	$10.87	$11.74	$10.00
Value at end of period	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	1,048	983	797	1,046
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.38	$15.49	$15.73	$12.63	$11.89
Value at end of period	$22.96	$17.38	$15.49	$15.73	$12.63
Number of accumulation units outstanding at end of period	304	156	548	1,880	22
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14	$11.32
Value at end of period	$17.39	$14.87	$13.58	$13.10	$11.79	$9.50	$13.95	$13.70	$12.71	$12.14
Number of accumulation units outstanding at end of period	3,159	5,099	10,814	10,652	8,762	9,421	9,762	15,580	9,860	9,191
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.87	$9.48	$8.65
Value at end of period	$11.10	$10.87	$9.48
Number of accumulation units outstanding at end of period	367	383	16

CFI 174

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.64	$8.46	$9.00	$7.81	$6.19	$8.12
Value at end of period	$12.50	$9.64	$8.46	$9.00	$7.81	$6.19
Number of accumulation units outstanding at end of period	89	0	0	2,732	0	514
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.66	$9.23	$9.73	$7.99	$6.09	$8.48
Value at end of period	$14.27	$10.66	$9.23	$9.73	$7.99	$6.09
Number of accumulation units outstanding at end of period	3	0	0	2,327	276	173
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48	$9.98
Value at end of period	$20.78	$17.45	$14.77	$17.25	$15.91	$11.54	$19.59	$16.63	$13.77	$11.48
Number of accumulation units outstanding at end of period	21,864	19,995	12,667	87,916	62,563	48,358	27,275	17,567	7,764	754
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95	$13.93
Value at end of period	$30.78	$23.65	$20.50	$21.22	$18.27	$13.58	$23.85	$20.46	$18.48	$15.95
Number of accumulation units outstanding at end of period	131,553	143,636	102,144	238,209	219,597	217,736	209,353	216,615	161,935	102,099
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37	$12.10
Value at end of period	$20.79	$16.37	$14.08	$14.07	$12.33	$9.56	$16.82	$16.71	$14.03	$13.37
Number of accumulation units outstanding at end of period	14,664	17,857	22,647	59,877	56,842	57,482	52,643	71,702	62,913	55,599
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89	$11.61
Value at end of period	$20.75	$15.36	$13.51	$13.61	$11.06	$8.70	$16.61	$13.20	$12.47	$11.89
Number of accumulation units outstanding at end of period	15,664	26,912	32,500	66,372	64,537	71,974	65,734	97,269	89,122	88,224
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80	$10.48
Value at end of period	$18.83	$14.57	$12.17	$14.83	$13.23	$10.55	$18.94	$16.29	$13.92	$11.80
Number of accumulation units outstanding at end of period	4,206	4,776	6,354	7,593	7,627	11,257	11,860	16,029	9,833	6,522
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89	$12.14
Value at end of period	$29.36	$21.75	$18.54	$19.43	$15.29	$11.95	$18.00	$18.60	$16.05	$14.89
Number of accumulation units outstanding at end of period	6,359	4,065	4,097	23,197	19,174	17,373	15,469	10,085	11,194	4,281
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.30	$8.87	$9.12	$8.08	$6.11	$9.19
Value at end of period	$13.41	$10.30	$8.87	$9.12	$8.08	$6.11
Number of accumulation units outstanding at end of period	116	0	0	61,687	28,551	8,431
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08	$10.88
Value at end of period	$26.25	$20.16	$17.48	$18.22	$15.06	$11.20	$15.39	$16.00	$13.98	$13.08
Number of accumulation units outstanding at end of period	30	122	511	3,355	1,619	1,458	1,031	1,721	2,625	2,817
ING BALANCED PORTFOLIO
Value at beginning of period	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34	$12.31
Value at end of period	$19.07	$16.49	$14.64	$14.97	$13.24	$11.20	$15.72	$15.03	$13.79	$13.34
Number of accumulation units outstanding at end of period	94,511	115,055	72,857	186,608	178,075	183,469	201,892	177,825	31,122	30,371
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60	$11.51
Value at end of period	$30.17	$21.93	$18.49	$18.25	$14.56	$10.86	$18.66	$17.75	$15.54	$14.60
Number of accumulation units outstanding at end of period	17,436	14,990	19,458	33,234	26,624	26,245	29,714	15,082	8,895	3,586

CFI 175

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.86	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23	$10.23
Value at end of period	$21.25	$14.86	$12.63	$12.16	$11.47	$9.64	$13.64	$12.68	$11.23
Number of accumulation units outstanding at end of period	3,811	1,957	1,842	3,116	3,207	4,094	2,773	2,611	785
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.25	$9.01	$9.21	$8.18	$6.32	$10.45	$10.69
Value at end of period	$13.55	$10.25	$9.01	$9.21	$8.18	$6.32	$10.45
Number of accumulation units outstanding at end of period	9,821	13,206	20,938	32,377	32,319	36,239	33,271
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.04	$9.64	$10.25	$8.89	$6.71	$9.74
Value at end of period	$12.40	$12.04	$9.64	$10.25	$8.89	$6.71
Number of accumulation units outstanding at end of period	9,921	12,274	11,256	19,024	16,447	25,364
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33	$10.34
Value at end of period	$13.14	$13.00	$11.35	$10.46	$8.25	$6.12	$10.05	$12.33
Number of accumulation units outstanding at end of period	5,083	3,590	2,322	8,145	9,315	9,896	7,157	1,950
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90	$16.65
Value at end of period	$26.28	$19.68	$17.69	$18.73	$16.86	$12.93	$21.46	$20.79	$18.43	$17.90
Number of accumulation units outstanding at end of period	1,366	2,114	2,061	2,537	2,292	3,217	2,081	1,335	1,118	411
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30	$10.31
Value at end of period	$15.63	$11.27	$9.95	$10.32	$8.31	$6.73	$10.30
Number of accumulation units outstanding at end of period	164	158	151	3,794	3,127	2,466	321
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85	$10.27
Value at end of period	$21.33	$15.82	$13.93	$15.78	$12.41	$8.99	$14.91	$13.14	$11.85
Number of accumulation units outstanding at end of period	761	706	991	5,441	4,459	4,810	4,969	1,196	643
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14	$9.99
Value at end of period	$14.23	$14.96	$13.99	$13.61	$11.86	$9.84	$11.75	$10.90	$10.14
Number of accumulation units outstanding at end of period	18,487	22,159	22,164	78,531	67,604	73,247	74,382	62,147	38,834
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.25	$11.69	$12.98	$10.77	$7.90	$13.51	$9.69
Value at end of period	$12.67	$11.25	$11.69	$12.98	$10.77	$7.90	$13.51
Number of accumulation units outstanding at end of period	14,342	15,581	18,659	37,425	36,081	63,283	43,060
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95	$8.33
Value at end of period	$15.31	$11.82	$10.31	$10.43	$9.22	$7.14	$11.55	$10.86	$9.59	$8.95
Number of accumulation units outstanding at end of period	109,590	129,851	197,096	307,382	266,125	279,405	280,190	338,058	169,584	198,181
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31	$11.23
Value at end of period	$19.29	$14.65	$12.91	$13.04	$11.55	$9.46	$15.20	$14.60	$12.86	$12.31
Number of accumulation units outstanding at end of period	31,567	32,402	49,281	104,993	113,038	116,681	146,945	135,541	94,961	67,929

CFI 176

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24	$16.65
Value at end of period	$35.73	$26.80	$22.97	$23.45	$19.41	$14.87	$24.03	$22.98	$21.19	$19.24
Number of accumulation units outstanding at end of period	49,853	56,306	44,199	56,445	52,695	57,438	75,946	67,609	50,441	24,390
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05	$12.44
Value at end of period	$25.85	$18.28	$16.41	$16.68	$13.70	$11.07	$16.82	$18.10	$16.05	$15.05
Number of accumulation units outstanding at end of period	43,391	46,476	47,531	50,009	50,732	56,988	69,764	54,260	39,820	14,248
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43	$13.88
Value at end of period	$19.95	$20.16	$18.59	$17.45	$16.03	$14.49	$15.98	$15.21	$14.75	$14.43
Number of accumulation units outstanding at end of period	38,780	49,600	37,958	77,947	74,366	82,848	100,361	86,965	48,294	35,058
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.23	$6.99	$8.03	$7.52	$5.93	$8.95
Value at end of period	$9.90	$8.23	$6.99	$8.03	$7.52	$5.93
Number of accumulation units outstanding at end of period	4,403	4,784	8,800	22,804	13,889	1,528
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.59	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01	$10.32
Value at end of period	$16.32	$13.59	$11.50	$13.64	$13.43	$10.66	$18.78	$16.71	$13.03	$12.01
Number of accumulation units outstanding at end of period	2,100	2,356	3,635	8,004	12,679	14,504	14,520	9,475	4,867	1,708
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38	$10.70
Value at end of period	$19.72	$14.74	$12.53	$12.92	$11.32	$8.89	$14.12	$14.58	$12.69	$12.38
Number of accumulation units outstanding at end of period	38,234	43,190	43,309	51,409	51,500	48,408	50,042	35,210	25,253	9,595
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10	$10.34
Value at end of period	$17.75	$14.33	$12.82	$13.08	$11.75	$9.66	$12.72	$12.40	$11.10
Number of accumulation units outstanding at end of period	13,104	18,986	26,491	55,501	51,757	54,955	49,867	65,226	58,428
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07	$10.84
Value at end of period	$17.38	$13.10	$11.54	$11.90	$10.67	$8.69	$12.94	$12.72	$11.07
Number of accumulation units outstanding at end of period	961	961	1,053	7,703	7,071	8,324	4,845	3,214	393
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44	$11.48
Value at end of period	$21.70	$23.23	$19.68	$24.29	$20.38	$11.99	$24.82	$18.08	$13.44
Number of accumulation units outstanding at end of period	4,027	6,272	6,290	13,436	13,325	14,870	12,372	7,003	829
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16	$11.84
Value at end of period	$28.08	$21.54	$18.11	$17.95	$14.73	$11.83	$17.83	$17.58	$15.22	$14.16
Number of accumulation units outstanding at end of period	10,396	10,162	9,427	18,805	16,714	17,365	16,638	11,185	7,380	1,651
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32	$11.13
Value at end of period	$22.22	$16.13	$13.72	$14.03	$11.17	$8.85	$12.75	$13.09	$11.32
Number of accumulation units outstanding at end of period	620	397	448	721	597	1,331	595	334	2,291
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.10	$10.34	$10.32
Value at end of period	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	9,922	12,489	22,840

CFI 177

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17	$9.38
Value at end of period	$12.68	$9.78	$8.60	$8.38	$7.09	$6.35	$9.17
Number of accumulation units outstanding at end of period	24,281	13,002	16,038	144,296	126,610	100,144	77,332
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.97	$9.81	$10.04	$8.43	$6.58	$10.23
Value at end of period	$14.78	$10.97	$9.81	$10.04	$8.43	$6.58
Number of accumulation units outstanding at end of period	412	417	506	1,867	1,608	1,616
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.72	$15.17	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20	$12.25
Value at end of period	$19.66	$16.72	$15.17	$15.07	$13.84	$11.85	$15.40	$14.94	$13.47	$13.20
Number of accumulation units outstanding at end of period	3,803	3,931	6,613	9,403	9,012	12,637	12,411	15,601	9,016	1,007
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$20.28	$18.06	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44	$11.33
Value at end of period	$24.15	$20.28	$18.06	$17.13	$15.21	$11.55	$18.71	$14.83	$11.44
Number of accumulation units outstanding at end of period	4,583	4,639	7,689	16,382	13,327	15,208	11,188	3,432	9
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41	$9.41
Value at end of period	$24.75	$18.92	$16.72	$16.96	$13.13	$9.37	$15.15	$12.16	$11.38	$10.41
Number of accumulation units outstanding at end of period	10,135	2,931	2,449	23,982	15,536	10,458	2,968	2,667	1,310	794
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84	$11.82
Value at end of period	$12.82	$12.93	$13.04	$13.16	$13.25	$13.32	$13.09	$12.56	$12.09	$11.84
Number of accumulation units outstanding at end of period	73,733	71,661	67,860	122,127	148,503	201,556	140,725	85,411	35,204	26,478
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82	$10.02
Value at end of period	$13.99	$10.81	$9.87	$10.40	$9.04	$7.33	$11.30	$10.82
Number of accumulation units outstanding at end of period	811	848	2,583	4,254	3,976	5,149	4,466	861
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17	$10.43
Value at end of period	$19.56	$15.53	$12.88	$14.14	$12.29	$8.89	$15.03	$14.23	$12.17
Number of accumulation units outstanding at end of period	101,861	116,938	92,366	162,327	154,655	151,270	171,121	176,432	159,941
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51	$10.42
Value at end of period	$18.22	$17.41	$15.40	$14.88	$13.15	$8.88	$11.57	$11.34	$10.51
Number of accumulation units outstanding at end of period	852	777	914	2,644	3,247	4,417	2,866	1,758	758
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.67	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45	$11.08
Value at end of period	$16.21	$16.67	$15.59	$15.24	$14.29	$12.81	$12.95	$11.94	$11.59	$11.45
Number of accumulation units outstanding at end of period	19,485	14,523	32,058	62,311	42,175	35,264	22,931	42,708	40,010	28,671
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60	$10.17
Value at end of period	$19.22	$17.27	$14.99	$15.24	$12.92	$7.80	$11.15	$10.60
Number of accumulation units outstanding at end of period	1,807	1,652	1,439	3,065	824	2,474	749	29

CFI 178

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,408	1,408	5,121	5,426	1,197
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.54	$9.20	$9.05	$8.14	$6.64	$8.95
Value at end of period	$13.79	$10.54	$9.20	$9.05	$8.14	$6.64
Number of accumulation units outstanding at end of period	4,070	2,995	10,391	4,273	8,501	3,219
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	302	281	256	552	259
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	1,285	2,835	2,835	2,065	1,732
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$11.52	$9.93	$10.22	$9.35
Value at end of period	$15.33	$11.52	$9.93	$10.22
Number of accumulation units outstanding at end of period	10	10	10	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.99	$10.42	$10.95	$8.74	$5.81
Value at end of period	$16.48	$11.99	$10.42	$10.95	$8.74
Number of accumulation units outstanding at end of period	30	1,923	1,918	1,506	2,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51	$6.88
Value at end of period	$17.19	$12.47	$10.92	$10.93	$8.33	$6.42	$9.88	$9.06	$8.12	$7.51
Number of accumulation units outstanding at end of period	1,119	1,125	1,414	6,340	5,325	4,579	1,553	1,065	883	310
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80	$13.94
Value at end of period	$33.45	$24.50	$21.59	$22.34	$18.12	$14.33	$20.98	$19.99	$17.27	$15.80
Number of accumulation units outstanding at end of period	30,774	32,492	10,780	22,782	20,351	19,452	22,423	27,545	24,615	21,355
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.83	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70	$10.57
Value at end of period	$13.87	$12.83	$11.61	$11.80	$10.71	$8.83	$12.18	$11.75	$10.70
Number of accumulation units outstanding at end of period	18,322	27,127	18,831	42,487	36,672	35,051	21,984	56,247	425
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93	$10.71
Value at end of period	$14.51	$12.58	$11.19	$11.66	$10.34	$8.29	$12.65	$12.20	$10.93
Number of accumulation units outstanding at end of period	33,807	26,424	27,622	57,814	55,673	50,385	28,205	41,051	61
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09	$11.08
Value at end of period	$15.18	$12.73	$11.16	$11.80	$10.40	$8.17	$13.09	$12.55	$11.09
Number of accumulation units outstanding at end of period	17,069	17,515	26,337	100,990	77,040	76,062	29,796	17,858	2

CFI 179

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30	$10.91
Value at end of period	$15.56	$12.72	$11.11	$11.82	$10.36	$8.05	$13.51	$12.89	$11.30
Number of accumulation units outstanding at end of period	11,119	11,639	11,737	35,152	25,893	21,630	8,193	9,507	9
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.43	$10.86	$10.67
Value at end of period	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	1,697	616	36
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.39	$9.22	$9.54	$8.54	$6.93	$9.24
Value at end of period	$11.91	$10.39	$9.22	$9.54	$8.54	$6.93
Number of accumulation units outstanding at end of period	1,770	1,638	1,421	1,238	778	157
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99	$10.38
Value at end of period	$13.70	$12.92	$11.88	$11.94	$10.99	$9.46	$11.46	$10.99
Number of accumulation units outstanding at end of period	6,363	5,132	4,132	3,324	2,104	713	5,658	8,586
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62	$11.79
Value at end of period	$17.76	$15.99	$14.36	$14.24	$12.94	$11.07	$14.62	$13.94	$12.98	$12.62
Number of accumulation units outstanding at end of period	1,378	1,381	27,964	6,872	7,254	7,714	5,817	3,859	856	1,173
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38	$10.25
Value at end of period	$16.39	$13.52	$11.86	$12.33	$11.00	$8.86	$13.99	$13.44	$11.98	$11.38
Number of accumulation units outstanding at end of period	14,654	15,771	18,683	24,487	23,921	26,263	21,401	24,535	2,399	1,087
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82	$10.82
Value at end of period	$16.73	$14.48	$12.86	$13.05	$11.75	$9.73	$14.13	$13.52	$12.27	$11.82
Number of accumulation units outstanding at end of period	12,810	12,595	12,883	15,938	18,737	19,694	23,631	11,345	2,383	878
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96	$10.66
Value at end of period	$19.35	$15.98	$14.08	$13.81	$12.22	$9.25	$12.88	$12.45	$10.96
Number of accumulation units outstanding at end of period	19,536	14,914	11,329	146,179	107,774	101,481	64,222	29,611	1,515
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48	$10.25
Value at end of period	$21.38	$15.96	$13.86	$14.53	$11.41	$7.86	$13.95	$12.42	$11.48
Number of accumulation units outstanding at end of period	25,090	32,317	52,401	76,196	73,974	78,804	74,484	97,619	68,185
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77	$13.28
Value at end of period	$24.19	$18.81	$16.19	$16.49	$14.47	$11.68	$18.33	$17.95	$15.21	$14.77
Number of accumulation units outstanding at end of period	3,758	3,335	3,385	15,057	12,594	17,037	15,623	7,735	4,885	734
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55	$12.43
Value at end of period	$26.13	$18.93	$16.07	$16.39	$14.15	$9.99	$17.44	$16.01	$14.26	$13.55
Number of accumulation units outstanding at end of period	20,363	17,689	6,582	19,136	21,841	22,562	18,688	26,958	33,026	35,900

CFI 180

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46	$11.03
Value at end of period	$16.31	$14.40	$12.23	$14.08	$12.49	$9.16	$18.30	$15.31	$12.46
Number of accumulation units outstanding at end of period	322	639	387	5,780	5,312	4,854	794	448	239
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.15	$7.77	$8.90	$8.25	$6.30	$10.20
Value at end of period	$10.91	$9.15	$7.77	$8.90	$8.25	$6.30
Number of accumulation units outstanding at end of period	6,902	8,477	21,567	33,476	33,496	31,936
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08	$9.40
Value at end of period	$13.74	$10.62	$8.80	$9.42	$8.82	$6.72	$11.25	$11.08
Number of accumulation units outstanding at end of period	629	795	712	1,086	889	1,984	491	168
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.32	$11.97	$11.27	$10.71	$10.21	$10.22
Value at end of period	$11.90	$12.32	$11.97	$11.27	$10.71	$10.21
Number of accumulation units outstanding at end of period	131	1,171	5,619	6,521	5,986	594
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2012)
Value at beginning of period	$13.96	$12.42
Value at end of period	$18.27	$13.96
Number of accumulation units outstanding at end of period	20,768	20,071
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$13.93	$12.74	$13.71	$12.29	$12.15
Value at end of period	$17.84	$13.93	$12.74	$13.71	$12.29
Number of accumulation units outstanding at end of period	0	21	127	2,333	2
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.02	$37.17
Value at end of period	$50.03	$36.02
Number of accumulation units outstanding at end of period	259	257
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47	$7.85
Value at end of period	$15.00	$11.71	$10.37	$10.47	$9.65	$7.59	$10.96	$10.23	$8.84	$8.47
Number of accumulation units outstanding at end of period	15,116	12,522	6,563	12,998	11,527	9,414	10,643	10,710	2,882	2,255
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00	$17.43
Value at end of period	$31.41	$26.38	$23.43	$23.26	$21.65	$17.36	$20.81	$19.00
Number of accumulation units outstanding at end of period	61	61	61	354	676	675	676	749
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67	$14.53
Value at end of period	$29.98	$22.85	$19.66	$20.12	$16.13	$11.24	$20.15	$16.67
Number of accumulation units outstanding at end of period	28	28	28	166	317	317	318	423
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87	$15.04
Value at end of period	$22.50	$22.73	$21.18	$20.02	$18.71	$16.67	$15.87
Number of accumulation units outstanding at end of period	0	0	0	179	141	98	49

CFI 181

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24	$11.87
Value at end of period	$17.21	$13.52	$11.36	$13.29	$11.58	$8.48	$15.47	$14.24
Number of accumulation units outstanding at end of period	57	57	57	336	640	640	640	566
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06	$10.68
Value at end of period	$18.79	$14.55	$12.38	$13.19	$11.62	$8.60	$14.40	$12.62	$11.26	$11.06
Number of accumulation units outstanding at end of period	35	35	35	207	394	394	394	526	0	49,287
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.69	$8.32	$8.92	$7.31	$5.33	$8.76	$10.28
Value at end of period	$11.43	$8.69	$8.32	$8.92	$7.31	$5.33	$8.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	671	9
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.22	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87	$11.01
Value at end of period	$16.60	$13.22	$12.07	$12.00	$10.38	$8.06	$12.15	$10.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	16,844
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.63	$10.98	$11.29	$9.13	$7.17	$9.42
Value at end of period	$16.97	$12.63	$10.98	$11.29	$9.13	$7.17
Number of accumulation units outstanding at end of period	3,114	2,663	2,655	1,157	439	289
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71	$10.34
Value at end of period	$19.77	$15.30	$13.48	$14.17	$11.40	$9.09	$15.12	$15.17	$13.64	$12.71
Number of accumulation units outstanding at end of period	5,521	6,793	8,788	46,985	42,976	39,703	34,649	31,190	24,908	8,606
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72	$9.20
Value at end of period	$15.62	$11.42	$10.41	$10.83	$8.92	$6.90	$11.40	$10.72
Number of accumulation units outstanding at end of period	1,185	478	956	5,820	4,614	3,155	366	13
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35	$9.70
Value at end of period	$22.03	$17.53	$14.65	$16.00	$14.32	$10.51	$17.07	$14.86	$12.51	$11.35
Number of accumulation units outstanding at end of period	3,349	2,867	2,951	12,906	11,815	11,733	7,183	6,167	3,375	1,714
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24	$21.85
Value at end of period	$82.08	$76.43	$63.82	$78.63	$62.48	$34.69	$67.35	$50.77	$40.92	$29.24
Number of accumulation units outstanding at end of period	4,658	6,026	6,336	26,964	24,570	25,538	28,850	13,280	7,451	2,295
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75	$11.23
Value at end of period	$21.28	$15.22	$13.02	$13.43	$10.98	$8.08	$13.11	$13.39	$11.75
Number of accumulation units outstanding at end of period	4,476	3,074	3,594	5,216	4,593	3,898	3,567	1,228	90
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20	$10.54
Value at end of period	$15.10	$13.10	$11.88	$12.21	$11.01	$9.15	$13.33	$12.29	$11.20
Number of accumulation units outstanding at end of period	8,621	7,822	16,004	35,451	28,380	23,113	13,490	5,840	957

CFI 182

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81	$10.60
Value at end of period	$14.87	$16.53	$15.34	$13.86	$12.93	$11.03	$11.97	$10.93	$10.93	$10.81
Number of accumulation units outstanding at end of period	15,383	15,272	16,471	59,406	46,670	38,861	22,183	10,465	4,241	93
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76	$11.08
Value at end of period	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	2,464	1,969	2,431	11,497	11,221	12,834	7,305
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67	$10.39
Value at end of period	$18.02	$16.23	$14.11	$14.48	$12.38	$7.78	$12.16	$11.59	$10.78	$10.67
Number of accumulation units outstanding at end of period	2,451	2,550	2,758	33,297	29,339	26,037	14,454	4,874	1,402	271
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.57	$8.74	$10.30	$8.31	$5.46	$9.88
Value at end of period	$13.55	$10.57	$8.74	$10.30	$8.31	$5.46
Number of accumulation units outstanding at end of period	72	72	584	10,709	4,016	1,374
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34	$15.69
Value at end of period	$32.07	$31.65	$27.58	$28.51	$25.53	$21.67	$20.57	$18.73	$16.66	$17.34
Number of accumulation units outstanding at end of period	5,553	4,893	8,695	54,530	40,252	38,562	32,448	10,989	4,884	142
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.68	$11.13	$10.55	$9.92	$8.71	$9.68
Value at end of period	$11.35	$11.68	$11.13	$10.55	$9.92	$8.71
Number of accumulation units outstanding at end of period	413	208	97	3,960	2,405	962
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84	$10.03
Value at end of period	$19.84	$14.96	$12.52	$13.28	$11.93	$8.95	$14.82	$13.49	$12.27	$10.84
Number of accumulation units outstanding at end of period	33,748	37,654	13,592	192,233	156,731	125,482	100,471	56,291	18,307	6,069
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$7.63	$8.75	$10.51
Value at end of period	$3.67	$7.63	$8.75
Number of accumulation units outstanding at end of period	251	510	460
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50	$10.83
Value at end of period	$12.86	$10.61	$8.80	$10.41	$8.41	$5.66	$10.50
Number of accumulation units outstanding at end of period	1,978	2,199	2,447	8,038	4,078	2,310	791
WANGER SELECT
Value at beginning of period	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43	$9.50
Value at end of period	$21.45	$16.08	$13.70	$16.79	$13.39	$8.13	$16.10	$14.85	$12.52	$11.43
Number of accumulation units outstanding at end of period	2,008	2,144	2,156	27,833	16,337	17,196	19,435	3,261	2,251	23
WANGER USA
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79	$11.21
Value at end of period	$22.18	$16.73	$14.07	$14.71	$12.03	$8.54	$14.28	$13.67	$12.79
Number of accumulation units outstanding at end of period	376	2,935	2,802	10,591	3,960	4,954	5,049	3,181	1,069
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84	$10.17
Value at end of period	$18.14	$13.88	$12.45	$11.74	$10.46	$8.86	$13.38	$13.00	$11.12	$10.84
Number of accumulation units outstanding at end of period	11,977	13,839	14,561	74,400	67,205	73,848	51,348	26,670	12,261	4,468

CFI 183

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47	$16.88
Value at end of period	$34.96	$25.55	$22.72	$23.43	$19.29	$14.99	$22.16	$24.33	$20.22	$18.47
Number of accumulation units outstanding at end of period	1,508	1,880	2,768	51,212	44,484	36,986	29,322	3,869	4,837	491

TABLE 21
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90%
EFFECTIVE DECEMBER 16, 2008
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009
ALGER GREEN FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.07	$13.24	$14.10	$13.12
Value at end of period	$20.13	$15.07	$13.24	$14.10
Number of accumulation units outstanding at end of period	1,281	1,271	1,260	1,260
AMANA GROWTH FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.89	$10.79	$11.09	$10.22
Value at end of period	$14.47	$11.89	$10.79	$11.09
Number of accumulation units outstanding at end of period	484	401	243	180
AMANA INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.14	$11.17	$11.06	$10.20
Value at end of period	$15.61	$12.14	$11.17	$11.06
Number of accumulation units outstanding at end of period	1,575	1,488	1,346	1,326
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$13.27	$12.55	$11.21	$11.43
Value at end of period	$11.95	$13.27	$12.55	$11.21
Number of accumulation units outstanding at end of period	1,333	3,538	735	726
ARIEL FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.12	$10.16	$11.57	$10.24
Value at end of period	$17.37	$12.12	$10.16	$11.57
Number of accumulation units outstanding at end of period	2,521	1,532	1,533	1,532
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.31	$7.49	$8.15	$7.76	$5.71
Value at end of period	$11.54	$9.31	$7.49	$8.15	$7.76
Number of accumulation units outstanding at end of period	3,038	1,814	269	119	98
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$12.55	$10.87	$11.74	$10.41
Value at end of period	$17.97	$12.55	$10.87	$11.74
Number of accumulation units outstanding at end of period	1,064	172	142	88
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.38	$15.49	$15.83
Value at end of period	$22.96	$17.38	$15.49
Number of accumulation units outstanding at end of period	37	46	24

CFI 184

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.64	$9.72	$9.38	$8.44	$6.92
Value at end of period	$12.44	$10.64	$9.72	$9.38	$8.44
Number of accumulation units outstanding at end of period	9,949	9,990	9,971	4,002	3,928
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2013)
Value at beginning of period	$11.32
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	8
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.69	$8.51	$9.05	$8.11
Value at end of period	$12.57	$9.69	$8.51	$9.05
Number of accumulation units outstanding at end of period	1,612	4,240	931	227
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.71	$9.89
Value at end of period	$14.35	$10.71
Number of accumulation units outstanding at end of period	30	2,527
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$10.87
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	11
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.91	$7.54	$8.81	$8.12	$6.01
Value at end of period	$10.61	$8.91	$7.54	$8.81	$8.12
Number of accumulation units outstanding at end of period	23,869	29,580	21,284	6,541	5,848
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.84	$8.53	$8.83	$7.60	$5.83
Value at end of period	$12.81	$9.84	$8.53	$8.83	$7.60
Number of accumulation units outstanding at end of period	120,972	131,924	129,932	92,495	107,260
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.38	$8.07	$8.06	$7.06	$5.61
Value at end of period	$11.91	$9.38	$8.07	$8.06	$7.06
Number of accumulation units outstanding at end of period	81,787	86,877	90,073	72,686	82,677
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.10	$8.01	$8.07	$6.55	$5.26
Value at end of period	$12.30	$9.10	$8.01	$8.07	$6.55
Number of accumulation units outstanding at end of period	82,752	91,637	99,559	104,186	145,914
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.61	$6.36	$7.74	$6.91	$5.51
Value at end of period	$9.83	$7.61	$6.36	$7.74	$6.91
Number of accumulation units outstanding at end of period	6,999	7,312	7,452	7,459	8,248
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$11.56	$9.85	$10.33	$8.13	$6.35
Value at end of period	$15.61	$11.56	$9.85	$10.33	$8.13
Number of accumulation units outstanding at end of period	9,545	9,931	9,148	2,467	2,302

CFI 185

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.35	$8.92	$9.17	$8.12	$6.35
Value at end of period	$13.49	$10.35	$8.92	$9.17	$8.12
Number of accumulation units outstanding at end of period	1,334	3,558	872	341	341
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.63
Value at end of period	$16.43
Number of accumulation units outstanding at end of period	553
ING BALANCED PORTFOLIO
Value at beginning of period	$10.53	$9.35	$9.56	$8.45	$7.15
Value at end of period	$12.18	$10.53	$9.35	$9.56	$8.45
Number of accumulation units outstanding at end of period	90,577	101,208	108,258	118,052	136,813
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.46	$9.66	$9.54	$7.61	$5.83
Value at end of period	$15.77	$11.46	$9.66	$9.54	$7.61
Number of accumulation units outstanding at end of period	3,965	4,282	580	211	199
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.93	$9.29	$8.95	$8.44	$7.19
Value at end of period	$15.63	$10.93	$9.29	$8.95	$8.44
Number of accumulation units outstanding at end of period	3,661	1,464	824	943	943
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.61	$8.45	$8.64	$7.68	$6.12
Value at end of period	$12.71	$9.61	$8.45	$8.64	$7.68
Number of accumulation units outstanding at end of period	46,671	48,897	52,911	56,741	70,759
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.07	$9.66	$10.28	$8.92	$6.68
Value at end of period	$12.44	$12.07	$9.66	$10.28	$8.92
Number of accumulation units outstanding at end of period	9,620	9,705	9,076	4,875	5,145
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.34	$9.91	$9.13	$7.20	$5.12
Value at end of period	$11.47	$11.34	$9.91	$9.13	$7.20
Number of accumulation units outstanding at end of period	1,083	1,689	362	123	89
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.06	$8.15	$8.62	$7.77	$6.12
Value at end of period	$12.10	$9.06	$8.15	$8.62	$7.77
Number of accumulation units outstanding at end of period	697	820	581	581	2,041
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.51	$9.56
Value at end of period	$14.58	$10.51
Number of accumulation units outstanding at end of period	302	277
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.44	$9.19	$10.41	$8.19	$6.06
Value at end of period	$14.08	$10.44	$9.19	$10.41	$8.19
Number of accumulation units outstanding at end of period	4,621	6,440	512	601	571

CFI 186

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.96	$12.12	$11.79	$10.27	$8.52
Value at end of period	$12.33	$12.96	$12.12	$11.79	$10.27
Number of accumulation units outstanding at end of period	26,059	27,970	23,173	23,132	25,469
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.56	$8.89	$9.88	$8.19	$6.40
Value at end of period	$9.64	$8.56	$8.89	$9.88	$8.19
Number of accumulation units outstanding at end of period	3,715	5,577	3,698	3,695	5,867
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.12	$8.82	$8.93	$7.89	$6.11
Value at end of period	$13.11	$10.12	$8.82	$8.93	$7.89
Number of accumulation units outstanding at end of period	151,913	127,589	134,901	144,274	158,546
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.59	$8.46	$8.54	$7.56	$6.19
Value at end of period	$12.64	$9.59	$8.46	$8.54	$7.56
Number of accumulation units outstanding at end of period	30,917	30,621	25,770	13,230	14,310
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$10.89	$9.33	$9.53	$7.88	$6.04
Value at end of period	$14.52	$10.89	$9.33	$9.53	$7.88
Number of accumulation units outstanding at end of period	29,374	34,715	29,610	14,349	17,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$10.24	$9.19	$9.34	$7.67	$6.20
Value at end of period	$14.48	$10.24	$9.19	$9.34	$7.67
Number of accumulation units outstanding at end of period	7,944	12,655	10,666	2,808	3,691
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.85	$11.86	$11.13	$10.22	$9.24
Value at end of period	$12.72	$12.85	$11.86	$11.13	$10.22
Number of accumulation units outstanding at end of period	15,178	19,144	10,042	10,057	13,615
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.27	$7.03	$8.08	$7.56	$5.99
Value at end of period	$9.95	$8.27	$7.03	$8.08	$7.56
Number of accumulation units outstanding at end of period	804	697	375	152	233
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.25	$6.14	$7.28	$7.17	$5.83
Value at end of period	$8.71	$7.25	$6.14	$7.28	$7.17
Number of accumulation units outstanding at end of period	3,403	4,191	2,668	2,670	2,916
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.03	$8.53	$8.79	$7.71	$6.14
Value at end of period	$13.42	$10.03	$8.53	$8.79	$7.71
Number of accumulation units outstanding at end of period	1,298	3,452	831	963	1,507
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.13	$9.95	$10.15	$9.12	$7.56
Value at end of period	$13.78	$11.13	$9.95	$10.15	$9.12
Number of accumulation units outstanding at end of period	59,844	65,240	58,004	65,559	75,093

CFI 187

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$9.94	$8.75	$9.24
Value at end of period	$13.18	$9.94	$8.75
Number of accumulation units outstanding at end of period	1,672	834	21
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.51	$8.05	$9.94	$8.34	$5.20
Value at end of period	$8.88	$9.51	$8.05	$9.94	$8.34
Number of accumulation units outstanding at end of period	1,769	3,087	2,645	3,002	4,759
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.89	$10.00	$9.91	$8.13	$6.68
Value at end of period	$15.51	$11.89	$10.00	$9.91	$8.13
Number of accumulation units outstanding at end of period	5,074	6,145	948	948	948
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.97	$10.18	$10.41	$8.29	$6.63
Value at end of period	$16.48	$11.97	$10.18	$10.41	$8.29
Number of accumulation units outstanding at end of period	566	9	7	1	42
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.10	$10.34	$10.32
Value at end of period	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	19,070	20,005	13,503
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.38	$9.13	$8.90	$7.52	$6.89
Value at end of period	$13.46	$10.38	$9.13	$8.90	$7.52
Number of accumulation units outstanding at end of period	30,898	30,926	15,606	4,279	4,280
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.04	$9.87	$10.10	$8.76
Value at end of period	$14.87	$11.04	$9.87	$10.10
Number of accumulation units outstanding at end of period	1,144	2,170	1,140	1,142
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.76	$9.76	$9.70	$8.91	$7.71
Value at end of period	$12.65	$10.76	$9.76	$9.70	$8.91
Number of accumulation units outstanding at end of period	580	552	488	487	487
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.07	$9.86	$9.35	$8.30	$6.61
Value at end of period	$13.19	$11.07	$9.86	$9.35	$8.30
Number of accumulation units outstanding at end of period	4,581	4,576	1,651	1,651	1,651
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.88	$11.38	$11.54	$8.93	$6.37
Value at end of period	$16.84	$12.88	$11.38	$11.54	$8.93
Number of accumulation units outstanding at end of period	9,806	7,948	1,554	626	3,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$10.05	$10.14	$10.23	$10.29	$10.35
Value at end of period	$9.96	$10.05	$10.14	$10.23	$10.29
Number of accumulation units outstanding at end of period	44,452	13,408	15,579	13,456	11,278

CFI 188

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.41	$8.60	$9.06	$7.87	$6.57
Value at end of period	$12.19	$9.41	$8.60	$9.06	$7.87
Number of accumulation units outstanding at end of period	838	721	416	303	216
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.06	$8.34	$9.16	$7.96	$5.88
Value at end of period	$12.67	$10.06	$8.34	$9.16	$7.96
Number of accumulation units outstanding at end of period	49,805	54,475	33,065	33,023	37,240
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.08	$13.34	$12.89	$11.39	$7.90
Value at end of period	$15.78	$15.08	$13.34	$12.89	$11.39
Number of accumulation units outstanding at end of period	287	287	294	543	1,303
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.27	$12.41	$12.13	$11.38	$10.28
Value at end of period	$12.90	$13.27	$12.41	$12.13	$11.38
Number of accumulation units outstanding at end of period	8,793	13,366	8,032	3,387	4,954
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.39	$13.37	$13.58	$11.52	$7.09
Value at end of period	$17.14	$15.39	$13.37	$13.58	$11.52
Number of accumulation units outstanding at end of period	3,284	3,195	545	1,041	700
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.46	$14.51	$14.05	$12.56	$10.71
Value at end of period	$21.53	$16.46	$14.51	$14.05	$12.56
Number of accumulation units outstanding at end of period	1,443	1,368	571	95	1,119
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.60	$9.25	$9.10	$8.19	$6.95
Value at end of period	$13.87	$10.60	$9.25	$9.10	$8.19
Number of accumulation units outstanding at end of period	1,554	1,341	1,020	604	447
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.95	$13.01	$13.06	$11.85	$10.06
Value at end of period	$19.48	$14.95	$13.01	$13.06	$11.85
Number of accumulation units outstanding at end of period	766	813	807	724	325
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.78	$15.53	$16.02	$12.85	$11.41
Value at end of period	$23.77	$17.78	$15.53	$16.02	$12.85
Number of accumulation units outstanding at end of period	714	689	380	420	419
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.27
Value at end of period	$15.41
Number of accumulation units outstanding at end of period	12

CFI 189

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.05	$10.48	$10.61
Value at end of period	$16.57	$12.05	$10.48
Number of accumulation units outstanding at end of period	154	62	29
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.32	$10.80	$10.80	$8.24	$6.34
Value at end of period	$16.98	$12.32	$10.80	$10.80	$8.24
Number of accumulation units outstanding at end of period	1,243	1,908	84	84	84
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$11.29	$9.95	$10.30	$8.35	$6.61
Value at end of period	$15.42	$11.29	$9.95	$10.30	$8.35
Number of accumulation units outstanding at end of period	4,785	5,320	2,797	2,497	1,910
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.44	$9.45	$9.61	$8.71	$7.25
Value at end of period	$11.29	$10.44	$9.45	$9.61	$8.71
Number of accumulation units outstanding at end of period	150,056	140,144	136,683	60,049	74,784
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.79	$8.71	$9.07	$8.04	$6.56
Value at end of period	$11.28	$9.79	$8.71	$9.07	$8.04
Number of accumulation units outstanding at end of period	165,598	184,878	186,519	175,224	172,291
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.54	$8.36	$8.85	$7.79	$6.26
Value at end of period	$11.38	$9.54	$8.36	$8.85	$7.79
Number of accumulation units outstanding at end of period	178,121	191,008	190,362	162,701	184,057
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.22	$8.06	$8.57	$7.51	$5.98
Value at end of period	$11.28	$9.22	$8.06	$8.57	$7.51
Number of accumulation units outstanding at end of period	110,353	114,275	112,510	103,452	118,926
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.43	$10.86	$11.14
Value at end of period	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	622	332	151
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.45	$9.27	$9.59	$8.58	$6.41
Value at end of period	$11.97	$10.45	$9.27	$9.59	$8.58
Number of accumulation units outstanding at end of period	438	330	164	80	56
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.31	$10.40	$10.46	$9.63	$8.30
Value at end of period	$11.99	$11.31	$10.40	$10.46	$9.63
Number of accumulation units outstanding at end of period	15,709	15,898	8,636	21,775	20,298
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.04	$9.95	$10.08
Value at end of period	$11.99	$11.04	$9.95
Number of accumulation units outstanding at end of period	10,011	226	129

CFI 190

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$11.03	$9.91	$9.82	$8.92	$7.64
Value at end of period	$12.26	$11.03	$9.91	$9.82	$8.92
Number of accumulation units outstanding at end of period	2,530	3,448	5,610	5,923	8,881
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$9.63	$8.45	$8.78	$7.84	$6.32
Value at end of period	$11.68	$9.63	$8.45	$8.78	$7.84
Number of accumulation units outstanding at end of period	23,265	25,373	25,629	26,435	34,652
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$10.27	$9.12	$9.26	$8.34	$6.90
Value at end of period	$11.86	$10.27	$9.12	$9.26	$8.34
Number of accumulation units outstanding at end of period	12,956	14,416	15,215	18,946	22,666
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.33	$10.86	$10.65	$9.43	$7.31
Value at end of period	$14.93	$12.33	$10.86	$10.65	$9.43
Number of accumulation units outstanding at end of period	100,041	93,634	57,281	5,924	5,989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.26	$9.79	$10.25	$8.05	$5.78
Value at end of period	$15.09	$11.26	$9.79	$10.25	$8.05
Number of accumulation units outstanding at end of period	41,553	43,448	49,255	53,235	65,801
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.06	$8.66	$8.82	$7.74	$6.41
Value at end of period	$12.93	$10.06	$8.66	$8.82	$7.74
Number of accumulation units outstanding at end of period	9,866	10,066	10,512	10,508	11,583
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.71	$9.08	$9.27	$8.00	$5.87
Value at end of period	$14.77	$10.71	$9.08	$9.27	$8.00
Number of accumulation units outstanding at end of period	41,317	42,364	30,682	30,394	39,602
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$7.78	$6.61	$7.60	$6.74	$5.12
Value at end of period	$8.81	$7.78	$6.61	$7.60	$6.74
Number of accumulation units outstanding at end of period	9	359	350	852	1,208
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.21	$7.81	$8.96	$8.30	$6.40
Value at end of period	$10.97	$9.21	$7.81	$8.96	$8.30
Number of accumulation units outstanding at end of period	3,834	4,049	1,167	748	1,396
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.34	$7.74	$8.29	$7.76	$5.35
Value at end of period	$12.10	$9.34	$7.74	$8.29	$7.76
Number of accumulation units outstanding at end of period	1,211	1,177	988	214	123
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.39	$12.04	$11.33	$10.77	$10.23
Value at end of period	$11.97	$12.39	$12.04	$11.33	$10.77
Number of accumulation units outstanding at end of period	8,731	979	156	118	80

CFI 191

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.93	$12.74	$13.11
Value at end of period	$17.84	$13.93	$12.74
Number of accumulation units outstanding at end of period	144	97	63
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.02	$37.17
Value at end of period	$50.03	$36.02
Number of accumulation units outstanding at end of period	2,289	2,348
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.60	$9.39	$9.49	$8.74	$6.87
Value at end of period	$13.58	$10.60	$9.39	$9.49	$8.74
Number of accumulation units outstanding at end of period	11,356	13,705	12,260	12,119	14,173
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.04	$8.54	$9.10	$8.02	$6.11
Value at end of period	$12.96	$10.04	$8.54	$9.10	$8.02
Number of accumulation units outstanding at end of period	220	220	220	220	220
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.28	$8.88	$9.04
Value at end of period	$12.20	$9.28	$8.88
Number of accumulation units outstanding at end of period	103	105	66
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.00	$10.05	$9.99	$8.65	$6.37
Value at end of period	$13.82	$11.00	$10.05	$9.99	$8.65
Number of accumulation units outstanding at end of period	29,706	30,608	28,941	6,340	7,377
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.70	$11.04	$11.07
Value at end of period	$17.07	$12.70	$11.04
Number of accumulation units outstanding at end of period	274	196	113
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$9.65	$8.50	$8.93	$7.19	$5.73
Value at end of period	$12.46	$9.65	$8.50	$8.93	$7.19
Number of accumulation units outstanding at end of period	2,458	2,388	1,781	1,615	1,614
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.12	$9.22	$9.68
Value at end of period	$13.84	$10.12	$9.22
Number of accumulation units outstanding at end of period	795	1,006	380
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.22	$8.88
Value at end of period	$12.84	$10.22
Number of accumulation units outstanding at end of period	4,997	7,738
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.29	$9.42	$11.61	$9.22	$5.42
Value at end of period	$12.12	$11.29	$9.42	$11.61	$9.22
Number of accumulation units outstanding at end of period	27,945	37,372	26,455	7,830	9,477

CFI 192

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.06	$9.46	$9.76	$7.98	$6.05
Value at end of period	$15.46	$11.06	$9.46	$9.76	$7.98
Number of accumulation units outstanding at end of period	2,246	2,473	2,473	2,246	3,428
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.88	$8.96	$9.21	$8.31	$7.05
Value at end of period	$11.40	$9.88	$8.96	$9.21	$8.31
Number of accumulation units outstanding at end of period	8,322	7,843	7,504	1,857	1,527
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.33	$13.30	$12.01	$11.21	$9.43
Value at end of period	$12.89	$14.33	$13.30	$12.01	$11.21
Number of accumulation units outstanding at end of period	6,003	6,654	696	840	919
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$6.91	$6.23	$8.20	$7.14	$4.36
Value at end of period	$6.71	$6.91	$6.23	$8.20	$7.14
Number of accumulation units outstanding at end of period	503	3,363	3,510	2,032	2,032
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$13.24	$11.51	$11.81	$10.09	$6.49
Value at end of period	$14.70	$13.24	$11.51	$11.81	$10.09
Number of accumulation units outstanding at end of period	4,878	6,142	5,426	6,049	6,036
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.63	$8.79	$10.35	$8.36	$5.61
Value at end of period	$13.63	$10.63	$8.79	$10.35	$8.36
Number of accumulation units outstanding at end of period	1,311	3,667	968	869	855
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.50	$13.51	$13.96	$12.50	$10.72
Value at end of period	$15.71	$15.50	$13.51	$13.96	$12.50
Number of accumulation units outstanding at end of period	17,107	15,629	8,073	4,661	4,690
THE BOND FUND OF AMERICASM
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.74	$11.19	$10.60	$9.98	$9.75
Value at end of period	$11.41	$11.74	$11.19	$10.60	$9.98
Number of accumulation units outstanding at end of period	434	272	214	22	22
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.90	$8.28	$8.79	$7.89	$6.12
Value at end of period	$13.12	$9.90	$8.28	$8.79	$7.89
Number of accumulation units outstanding at end of period	76,953	82,931	75,074	44,743	51,394
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2012)
Value at beginning of period	$7.63	$7.22
Value at end of period	$3.67	$7.63
Number of accumulation units outstanding at end of period	108	1,519

CFI 193

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009
WANGER INTERNATIONAL
(Funds were first received in this option during February 2009)
Value at beginning of period	$9.59	$7.96	$9.41	$7.60	$4.77
Value at end of period	$11.63	$9.59	$7.96	$9.41	$7.60
Number of accumulation units outstanding at end of period	2,272	1,734	242	0	68
WANGER SELECT
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.53	$8.12	$9.95	$7.93	$4.99
Value at end of period	$12.71	$9.53	$8.12	$9.95	$7.93
Number of accumulation units outstanding at end of period	6,556	6,925	2,761	2,762	2,710
WANGER USA
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.45	$9.63	$10.06	$8.23	$5.98
Value at end of period	$15.18	$11.45	$9.63	$10.06	$8.23
Number of accumulation units outstanding at end of period	588	566	353	353	353
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.09	$9.05	$8.54	$7.60	$6.58
Value at end of period	$13.18	$10.09	$9.05	$8.54	$7.60
Number of accumulation units outstanding at end of period	6,938	6,620	4,557	4,494	5,578
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.94	$9.73	$10.04	$8.26	$6.50
Value at end of period	$14.97	$10.94	$9.73	$10.04	$8.26
Number of accumulation units outstanding at end of period	7,097	7,522	2,030	1,868	1,869

TABLE 22
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.05	$13.22	$14.09	$12.98	$10.11
Value at end of period	$20.08	$15.05	$13.22	$14.09	$12.98
Number of accumulation units outstanding at end of period	6,540	6,031	5,954	5,973	1,120
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.83	$10.74	$11.05	$9.62	$8.02
Value at end of period	$14.39	$11.83	$10.74	$11.05	$9.62
Number of accumulation units outstanding at end of period	77,694	76,499	65,873	52,828	18,888
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.08	$11.12	$11.01	$9.91	$8.41
Value at end of period	$15.52	$12.08	$11.12	$11.01	$9.91
Number of accumulation units outstanding at end of period	126,181	113,004	103,855	67,671	27,634
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.24	$12.53	$11.20	$10.72	$10.02
Value at end of period	$11.92	$13.24	$12.53	$11.20	$10.72
Number of accumulation units outstanding at end of period	79,219	122,142	94,773	39,910	23,654

CFI 194

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.10	$10.15	$11.56	$10.46
Value at end of period	$17.34	$12.10	$10.15	$11.56
Number of accumulation units outstanding at end of period	24,260	11,322	9,880	7,375
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.55	$7.69	$8.37	$7.98	$5.76	$9.31
Value at end of period	$11.84	$9.55	$7.69	$8.37	$7.98	$5.76
Number of accumulation units outstanding at end of period	43,695	34,867	22,314	12,494	10,664	1,182
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.53	$10.86	$11.74	$9.46
Value at end of period	$17.93	$12.53	$10.86	$11.74
Number of accumulation units outstanding at end of period	75,801	43,476	28,312	8,689
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.35	$15.47	$15.71	$12.62	$10.16
Value at end of period	$22.91	$17.35	$15.47	$15.71	$12.62
Number of accumulation units outstanding at end of period	17,940	15,387	13,668	11,021	339
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23	$15.13
Value at end of period	$23.14	$19.80	$18.09	$17.46	$15.72	$12.67	$18.63	$18.30	$16.98	$16.23
Number of accumulation units outstanding at end of period	99,833	99,205	104,489	107,928	110,585	117,437	178,681	91,516	110,974	52,199
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.86	$9.47	$9.97
Value at end of period	$11.09	$10.86	$9.47
Number of accumulation units outstanding at end of period	23,721	13,873	2,045
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.62	$8.45	$8.98	$7.80	$6.18	$8.99
Value at end of period	$12.47	$9.62	$8.45	$8.98	$7.80	$6.18
Number of accumulation units outstanding at end of period	36,315	36,369	33,157	22,439	18,922	12,592
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.63	$9.21	$9.72	$7.98	$6.09	$8.97
Value at end of period	$14.23	$10.63	$9.21	$9.72	$7.98	$6.09
Number of accumulation units outstanding at end of period	9,355	12,442	12,903	11,918	4,624	1,682
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.35
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	846
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47	$9.99
Value at end of period	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$11.47
Number of accumulation units outstanding at end of period	589,433	585,430	606,669	568,796	548,200	450,089	402,398	148,502	65,346	29,104
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02	$20.13
Value at end of period	$44.23	$34.01	$29.50	$30.55	$26.31	$19.57	$34.37	$29.51	$26.67	$23.02
Number of accumulation units outstanding at end of period	1,001,571	1,036,706	1,130,087	1,120,823	1,150,736	4,412,465	4,751,978	3,947,272	3,733,726	771,059

CFI 195

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97	$17.17
Value at end of period	$29.36	$23.13	$19.90	$19.90	$17.45	$13.53	$23.82	$23.68	$19.89	$18.97
Number of accumulation units outstanding at end of period	439,435	475,934	555,901	616,365	686,820	721,774	1,062,228	692,977	697,110	568,436
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00	$15.62
Value at end of period	$27.80	$20.58	$18.12	$18.25	$14.84	$11.68	$22.32	$17.74	$16.77	$16.00
Number of accumulation units outstanding at end of period	478,392	499,583	547,005	574,550	631,481	635,450	1,024,423	647,439	831,960	707,614
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68	$13.05
Value at end of period	$23.33	$18.05	$15.10	$18.40	$16.42	$13.10	$23.53	$20.25	$17.32	$14.68
Number of accumulation units outstanding at end of period	46,965	45,859	49,021	53,685	61,282	66,559	188,634	131,284	121,639	91,364
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12
Value at end of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86
Number of accumulation units outstanding at end of period	181,004	197,548	205,528	201,779	189,715	156,837	167,236	92,784	152,127	113,358
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.27	$8.85	$9.11	$8.07	$6.11	$10.08
Value at end of period	$13.38	$10.27	$8.85	$9.11	$8.07	$6.11
Number of accumulation units outstanding at end of period	265,874	242,343	225,832	191,775	160,449	49,533
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87
Value at end of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06
Number of accumulation units outstanding at end of period	74,101	40,423	36,572	34,471	26,670	1,194,534	1,075,558	1,090,948	1,082,078	35,545
ING BALANCED PORTFOLIO
Value at beginning of period	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27	$16.85
Value at end of period	$25.99	$22.48	$19.97	$20.43	$18.08	$15.31	$21.49	$20.55	$18.86	$18.27
Number of accumulation units outstanding at end of period	453,864	472,194	527,000	491,525	553,155	834,263	1,175,116	643,741	667,243	349,405
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Value at end of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58
Number of accumulation units outstanding at end of period	157,648	151,780	160,645	149,283	148,266	1,047,522	1,137,369	1,130,536	1,132,614	56,330
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.29
Value at end of period	$21.16	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	57,891	37,270	34,716	31,384	41,979	24,790	22,099	12,324	4,286
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.22	$8.99	$9.19	$8.17	$6.32	$10.44	$10.69
Value at end of period	$13.51	$10.22	$8.99	$9.19	$8.17	$6.32	$10.44
Number of accumulation units outstanding at end of period	259,979	256,878	281,372	298,691	336,255	326,604	633,420
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	181,265	180,251	170,654	156,125	160,570	135,153
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.02
Value at end of period	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	220,076	223,684	180,241	160,633	128,570	87,635	85,159	36,388

CFI 196

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Value at end of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87
Number of accumulation units outstanding at end of period	36,678	46,474	48,548	45,046	38,406	30,188	38,922	19,911	14,936	19,333
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09	$9.19
Value at end of period	$15.57	$11.23	$9.93	$10.30	$8.30	$6.72	$10.29	$10.09
Number of accumulation units outstanding at end of period	20,591	9,732	14,256	12,152	7,321	2,275	5,823	28
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$10.26
Value at end of period	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	121,389	119,590	138,895	117,462	90,157	56,934	46,107	26,450	9,186
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14	$10.00
Value at end of period	$14.02	$14.90	$13.94	$13.57	$11.70	$9.82	$11.73	$10.78	$10.14
Number of accumulation units outstanding at end of period	349,739	392,064	435,066	467,090	532,418	530,219	759,653	449,205	502,892
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	339,849	380,456	453,274	455,641	459,391	438,296	447,397
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.10	$10.89	$10.24	$10.08
Value at end of period	$10.79	$11.10	$10.89	$10.24
Number of accumulation units outstanding at end of period	25,163	30,870	15,855	7,266
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82	$12.87
Value at end of period	$23.54	$18.19	$15.86	$16.05	$14.20	$11.01	$17.82	$16.75	$14.80	$13.82
Number of accumulation units outstanding at end of period	1,750,329	1,670,182	1,861,396	1,862,272	1,839,332	2,037,144	2,818,397	1,400,434	1,962,636	1,979,763
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01	$17.35
Value at end of period	$29.65	$22.52	$19.87	$20.07	$17.78	$14.57	$23.43	$22.52	$19.84	$19.01
Number of accumulation units outstanding at end of period	440,158	473,116	507,393	485,147	568,955	620,994	855,618	597,206	749,446	623,073
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60
Value at end of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18
Number of accumulation units outstanding at end of period	387,424	393,730	433,512	457,951	487,393	1,877,948	2,087,844	1,799,491	1,854,855	402,880
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40
Value at end of period	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00
Number of accumulation units outstanding at end of period	226,153	221,187	247,590	261,623	280,673	301,783	382,587	241,472	285,564	241,959
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.54	$10.93	$11.51	$11.26
Value at end of period	$15.42	$12.54	$10.93	$11.51
Number of accumulation units outstanding at end of period	2,547	1,726	853	53
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30	$15.69
Value at end of period	$22.44	$22.68	$20.93	$19.65	$18.06	$16.34	$18.02	$17.16	$16.65	$16.30
Number of accumulation units outstanding at end of period	553,721	554,849	571,135	582,574	604,395	2,994,466	2,974,277	1,814,045	1,084,691	526,519

CFI 197

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.21	$6.98	$8.02	$7.51	$5.93	$9.20
Value at end of period	$9.87	$8.21	$6.98	$8.02	$7.51	$5.93
Number of accumulation units outstanding at end of period	152,357	146,917	125,263	119,799	138,315	564
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31
Value at end of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99
Number of accumulation units outstanding at end of period	68,066	73,273	80,877	95,677	102,122	3,508,368	3,676,407	3,106,128	2,394,887	66,697
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Value at end of period	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36
Number of accumulation units outstanding at end of period	123,644	115,716	116,819	129,081	128,229	114,381	253,925	215,373	177,805	67,854
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10	$10.16
Value at end of period	$17.06	$13.78	$12.79	$13.05	$11.73	$9.65	$12.27	$12.40	$11.10
Number of accumulation units outstanding at end of period	681,776	723,553	836,002	891,748	994,240	954,044	1,488,393	848,718	887,069
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.48
Value at end of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	72,452	95,868	99,288	88,641	68,250	60,709	54,252	21,749	12,180
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$10.14
Value at end of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	73,942	94,605	88,188	90,075	83,699	74,366	109,778	29,475	6,921
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83
Value at end of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Number of accumulation units outstanding at end of period	124,022	120,897	116,403	105,887	115,804	77,267	91,115	59,140	58,226	34,196
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32	$10.65
Value at end of period	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73	$13.08	$11.32
Number of accumulation units outstanding at end of period	68,588	59,814	49,291	44,618	44,773	13,020	12,579	3,640	197
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.08	$10.33	$10.32
Value at end of period	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	367,930	386,856	384,155
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	1,238,781	1,058,327	1,190,520	646,828	646,775	640,957	729,986
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.95	$9.79	$10.02	$8.42	$6.58	$10.23
Value at end of period	$14.74	$10.95	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	21,904	22,461	24,499	22,533	56,909	57,858

CFI 198

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.62	$15.09	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18	$11.97
Value at end of period	$19.53	$16.62	$15.09	$15.00	$13.78	$11.80	$15.34	$14.89	$13.43	$13.18
Number of accumulation units outstanding at end of period	141,780	126,342	159,425	166,406	167,344	107,237	146,291	110,953	122,826	72,199
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.75
Value at end of period	$24.05	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	123,094	126,608	140,646	123,168	124,272	110,758	147,063	20,426	9,214
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.40
Value at end of period	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	222,785	128,908	104,620	89,864	62,179	62,519	59,687	33,121	38,695	36,782
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76	$12.74
Value at end of period	$13.75	$13.87	$14.00	$14.13	$14.23	$14.32	$14.08	$13.52	$13.02	$12.76
Number of accumulation units outstanding at end of period	578,941	546,739	707,063	647,497	815,873	3,316,496	2,504,027	1,307,563	971,457	410,423
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$9.57
Value at end of period	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	82,202	80,117	78,529	77,966	72,682	63,777	69,515	2,367
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17	$10.13
Value at end of period	$19.50	$15.48	$12.84	$14.11	$11.78	$8.52	$15.02	$13.65	$12.17
Number of accumulation units outstanding at end of period	1,172,737	1,317,127	1,437,522	1,539,634	1,783,716	1,893,045	2,768,200	1,776,077	1,911,047
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.30
Value at end of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	78,943	95,490	54,082	56,297	39,078	16,990	24,096	13,165	2,243
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07
Value at end of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44
Number of accumulation units outstanding at end of period	582,927	630,273	682,479	650,681	560,537	379,649	391,018	259,805	280,724	222,087
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60	$9.89
Value at end of period	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.60
Number of accumulation units outstanding at end of period	106,379	102,787	78,885	66,399	68,839	31,966	31,112	2,268
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	24,380	31,298	35,479	22,867	17,574
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.52	$9.19	$9.04	$8.14	$6.64	$9.38
Value at end of period	$13.75	$10.52	$9.19	$9.04	$8.14	$6.64
Number of accumulation units outstanding at end of period	147,468	115,917	94,922	84,470	51,257	2,112

CFI 199

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	11,734	10,374	7,392	7,740	8,095
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.75	$15.51	$16.01	$12.84	$11.41
Value at end of period	$23.71	$17.75	$15.51	$16.01	$12.84
Number of accumulation units outstanding at end of period	16,525	13,637	17,781	17,516	14,537
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.50	$9.92	$10.20	$8.23	$5.93	$10.07
Value at end of period	$15.28	$11.50	$9.92	$10.20	$8.23	$5.93
Number of accumulation units outstanding at end of period	49,813	34,477	35,014	24,888	12,373	8,928
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.96	$10.40	$10.93	$8.73	$6.96	$10.22
Value at end of period	$16.44	$11.96	$10.40	$10.93	$8.73	$6.96
Number of accumulation units outstanding at end of period	28,961	15,352	17,258	10,983	7,676	7,368
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87
Value at end of period	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50
Number of accumulation units outstanding at end of period	87,312	73,862	72,009	63,400	66,416	51,117	58,940	14,035	14,873	10,741
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03
Value at end of period	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69
Number of accumulation units outstanding at end of period	131,791	135,275	137,528	145,177	161,075	159,680	201,172	117,019	140,177	138,534
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70	$10.30
Value at end of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.70
Number of accumulation units outstanding at end of period	605,583	605,704	577,807	515,410	291,959	165,606	150,470	87,654	58,032
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.31
Value at end of period	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	937,590	760,406	695,461	591,337	423,806	257,129	226,104	113,866	69,241
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09	$10.17
Value at end of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$12.54	$11.09
Number of accumulation units outstanding at end of period	612,203	502,391	445,355	353,891	259,975	155,507	178,984	98,929	43,512
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30	$10.40
Value at end of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88	$11.30
Number of accumulation units outstanding at end of period	443,467	384,712	353,672	289,926	223,054	129,545	95,846	40,245	13,599
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.42	$10.85	$11.55	$9.80
Value at end of period	$15.19	$12.42	$10.85	$11.55
Number of accumulation units outstanding at end of period	41,506	21,159	10,336	2,134

CFI 200

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.37	$9.20	$9.53	$8.53	$6.93	$7.12
Value at end of period	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	22,915	11,516	13,115	7,484	5,444	2,050
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32	$10.19
Value at end of period	$13.64	$12.87	$11.84	$11.91	$10.97	$9.45	$11.44	$10.98	$10.32
Number of accumulation units outstanding at end of period	97,439	83,281	69,908	75,270	52,353	20,664	48,339	2,825	3,151
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.96	$9.88	$10.04	$9.12	$7.65	$9.57
Value at end of period	$11.89	$10.96	$9.88	$10.04	$9.12	$7.65
Number of accumulation units outstanding at end of period	27,195	20,098	13,539	10,315	613	18
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92	$14.88
Value at end of period	$22.31	$20.09	$18.06	$17.91	$16.28	$13.95	$18.42	$17.58	$16.37	$15.92
Number of accumulation units outstanding at end of period	75,812	71,412	73,152	75,342	85,628	93,026	96,446	72,182	64,880	46,656
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05	$14.46
Value at end of period	$23.01	$18.98	$16.66	$17.33	$15.47	$12.47	$19.69	$18.93	$16.88	$16.05
Number of accumulation units outstanding at end of period	148,061	140,642	136,485	149,984	155,921	137,773	172,905	114,465	115,381	92,192
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77	$14.45
Value at end of period	$22.22	$19.24	$17.10	$17.36	$15.64	$12.96	$18.82	$18.02	$16.36	$15.77
Number of accumulation units outstanding at end of period	155,803	161,276	173,264	183,254	154,712	149,655	195,630	139,534	143,496	75,783
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.16
Value at end of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	1,329,995	1,183,144	1,109,412	993,634	743,343	478,584	406,760	104,198	52,630
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48	$9.89
Value at end of period	$20.62	$15.91	$13.83	$14.50	$11.03	$7.60	$13.95	$12.02	$11.48
Number of accumulation units outstanding at end of period	641,557	703,150	757,469	812,340	915,364	971,117	1,639,397	1,147,116	1,243,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74	$12.95
Value at end of period	$24.03	$18.70	$16.10	$16.40	$14.41	$11.64	$18.27	$17.90	$15.17	$14.74
Number of accumulation units outstanding at end of period	194,908	174,723	163,826	149,773	137,155	4,028,893	3,423,229	2,884,290	1,942,379	47,173
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31	$17.72
Value at end of period	$37.06	$26.87	$22.81	$23.28	$20.11	$14.20	$24.81	$22.79	$20.31	$19.31
Number of accumulation units outstanding at end of period	333,040	344,041	373,676	386,349	387,445	774,473	1,050,005	779,166	944,865	366,063
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$10.20
Value at end of period	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	31,036	38,026	38,822	32,148	37,990	31,614	37,301	10,929	651

CFI 201

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	349,489	347,947	275,242	295,684	323,241	378,455
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$9.72
Value at end of period	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	66,908	68,219	58,931	52,133	45,805	35,988	29,564	8,137
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.29	$11.95	$11.25	$10.70	$10.21	$9.79
Value at end of period	$11.87	$12.29	$11.95	$11.25	$10.70	$10.21
Number of accumulation units outstanding at end of period	30,621	35,456	36,942	16,755	9,146	1,848
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$13.90	$12.12	$12.02	$10.57	$7.06
Value at end of period	$18.18	$13.90	$12.12	$12.02	$10.57
Number of accumulation units outstanding at end of period	4,584	2,454	2,666	1,907	1,054
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.91	$12.72	$13.70	$12.29	$9.90
Value at end of period	$17.80	$13.91	$12.72	$13.70	$12.29
Number of accumulation units outstanding at end of period	10,424	14,464	12,716	11,632	4,526
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.01	$37.17
Value at end of period	$49.98	$36.01
Number of accumulation units outstanding at end of period	36,477	36,822
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45	$7.83
Value at end of period	$14.89	$11.63	$10.31	$10.41	$9.59	$7.55	$10.91	$10.19	$8.81	$8.45
Number of accumulation units outstanding at end of period	155,604	161,725	176,657	192,819	237,934	215,266	302,278	196,001	133,038	120,404
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08	$21.47
Value at end of period	$44.60	$37.47	$33.30	$33.07	$30.80	$24.70	$29.63	$27.06	$24.68	$23.08
Number of accumulation units outstanding at end of period	162	158	150	151	101	102	424	33	91	360,479
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58	$12.19
Value at end of period	$32.73	$24.96	$21.49	$22.00	$17.65	$12.30	$22.07	$18.26	$16.22	$14.58
Number of accumulation units outstanding at end of period	70	162	162	162	237	152	201	93	145	734,813
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51	$17.00
Value at end of period	$27.38	$27.68	$25.80	$24.40	$22.81	$20.34	$19.37	$18.27	$17.69	$17.51
Number of accumulation units outstanding at end of period	0	0	0	27	24	21	147	0	21	146,979
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28	$16.65
Value at end of period	$25.55	$20.08	$16.88	$19.76	$17.22	$12.63	$23.03	$21.21	$18.12	$17.28
Number of accumulation units outstanding at end of period	41	77	77	77	77	67	205	51	51	596,642
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75	$15.21
Value at end of period	$26.63	$20.62	$17.56	$18.72	$16.50	$12.22	$20.46	$17.95	$16.27	$15.75
Number of accumulation units outstanding at end of period	4	72	72	72	89	89	140	72	127	225,861

CFI 202

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75	$10.32
Value at end of period	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	11,948	10,437	9,563	8,407	5,578	1,965	249
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.60	$10.96	$11.27	$9.12	$7.16	$9.12
Value at end of period	$16.92	$12.60	$10.96	$11.27	$9.12	$7.16
Number of accumulation units outstanding at end of period	34,180	32,459	27,054	19,058	14,221	1,035
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33
Value at end of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69
Number of accumulation units outstanding at end of period	211,952	237,774	253,651	264,738	272,007	1,641,822	2,034,924	1,878,475	2,016,006	136,721
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.61
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	18,566
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72	$9.17
Value at end of period	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89	$11.39	$10.72
Number of accumulation units outstanding at end of period	61,056	47,118	46,799	45,564	30,140	27,716	22,405	9,478
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34	$10.10
Value at end of period	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$12.50	$11.34
Number of accumulation units outstanding at end of period	367,331	326,829	292,743	285,859	232,590	147,639	124,507	40,699	32,425	17,217
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17	$20.52
Value at end of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$29.17
Number of accumulation units outstanding at end of period	160,476	167,612	171,874	182,477	171,985	149,476	174,636	57,800	54,578	16,282
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44	$15.62
Value at end of period	$33.23	$26.35	$21.94	$24.15	$21.02	$15.18	$25.63	$24.34	$20.88	$18.44
Number of accumulation units outstanding at end of period	175	192	181	199	183	130	154	26	26	450,892
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81	$15.71
Value at end of period	$21.28	$21.51	$19.13	$19.15	$16.81	$14.28	$16.81
Number of accumulation units outstanding at end of period	0	0	0	32	29	25	187
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75	$10.23
Value at end of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$11.75
Number of accumulation units outstanding at end of period	66,696	52,464	51,093	45,193	42,136	30,484	29,331	6,923	1,097
PAX WORLD BALANCED FUND
Value at beginning of period	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70	$9.68
Value at end of period	$15.00	$13.02	$11.81	$12.14	$10.96	$9.11	$13.28	$12.25	$11.17	$10.70
Number of accumulation units outstanding at end of period	224,707	247,598	245,228	239,971	246,057	239,657	233,498	27,690	36,704	21,430
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80	$10.24
Value at end of period	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$10.91	$10.93	$10.80
Number of accumulation units outstanding at end of period	314,784	393,753	352,020	318,137	288,203	258,944	178,686	64,562	68,440	21,653

CFI 203

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.43
Value at end of period	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	99,412	109,730	132,934	140,305	162,854	110,979	91,433
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67	$9.82
Value at end of period	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.77	$10.67
Number of accumulation units outstanding at end of period	65,768	64,755	80,694	87,979	90,536	85,880	102,400	22,005	18,325	8,526
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.55	$8.73	$10.28	$8.31	$5.46	$8.94
Value at end of period	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	42,242	40,690	34,596	24,840	25,038	3,508
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63	$10.05
Value at end of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.17	$11.63
Number of accumulation units outstanding at end of period	678,748	697,235	699,955	629,963	588,105	415,129	349,900	74,255	48,350	14,153
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.65	$11.11	$10.53	$9.91	$8.71	$9.99
Value at end of period	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	120,489	119,894	98,158	78,000	54,367	12,918
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84	$9.78
Value at end of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.26	$10.84
Number of accumulation units outstanding at end of period	1,044,667	997,051	1,014,665	939,233	866,848	685,933	629,297	180,282	149,623	65,090
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.62	$8.75	$9.70
Value at end of period	$3.67	$7.62	$8.75
Number of accumulation units outstanding at end of period	121,325	52,541	43,049
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.05
Value at end of period	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	100,999	95,669	96,495	64,560	51,832	25,579	18,701
WANGER SELECT
Value at beginning of period	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43	$10.06
Value at end of period	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.51	$11.43
Number of accumulation units outstanding at end of period	191,907	223,821	229,080	239,449	206,584	166,318	169,924	29,182	20,440	9,284
WANGER USA
Value at beginning of period	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60	$10.12
Value at end of period	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$12.78	$11.60
Number of accumulation units outstanding at end of period	63,963	73,015	79,950	66,340	57,776	59,083	72,113	18,943	19,924	10,661
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84	$9.82
Value at end of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.11	$10.84
Number of accumulation units outstanding at end of period	430,785	440,375	430,567	403,204	388,051	317,989	401,176	107,251	106,749	39,518
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43	$15.50
Value at end of period	$34.73	$25.39	$22.60	$23.31	$19.20	$14.92	$22.08	$24.25	$20.16	$18.43
Number of accumulation units outstanding at end of period	76,461	84,221	95,390	101,238	113,857	105,233	144,947	59,348	72,797	48,298

CFI 204

Condensed Financial Information (continued)

TABLE 23
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.02	$13.21	$14.07	$12.98	$9.97
Value at end of period	$20.04	$15.02	$13.21	$14.07	$12.98
Number of accumulation units outstanding at end of period	39,673	35,164	25,734	20,222	15,707
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.80	$10.72	$11.03	$9.61	$7.74
Value at end of period	$14.35	$11.80	$10.72	$11.03	$9.61
Number of accumulation units outstanding at end of period	967,519	1,166,660	1,059,046	568,786	157,239
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.05	$11.10	$11.00	$9.90	$8.13
Value at end of period	$15.48	$12.05	$11.10	$11.00	$9.90
Number of accumulation units outstanding at end of period	1,142,158	995,938	802,324	600,684	207,888
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17	$33.60
Value at end of period	$47.80	$35.67	$31.52	$30.99	$27.50	$23.62	$36.60	$37.17
Number of accumulation units outstanding at end of period	820	412	289	138	298	280	164	18
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.22	$12.52	$11.19	$10.71	$10.13
Value at end of period	$11.89	$13.22	$12.52	$11.19	$10.71
Number of accumulation units outstanding at end of period	492,093	591,153	419,596	218,797	117,956
ARIEL FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.09	$10.15	$11.56	$9.33
Value at end of period	$17.31	$12.09	$10.15	$11.56
Number of accumulation units outstanding at end of period	113,838	31,318	21,326	14,349
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.52	$7.67	$8.35	$7.96	$5.76	$10.37
Value at end of period	$11.80	$9.52	$7.67	$8.35	$7.96	$5.76
Number of accumulation units outstanding at end of period	189,216	68,700	67,626	37,025	50,777	9,978
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.51	$10.85	$11.73	$9.63
Value at end of period	$17.90	$12.51	$10.85	$11.73
Number of accumulation units outstanding at end of period	411,224	251,081	151,639	75,770
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.32	$15.45	$15.70	$12.62	$11.43
Value at end of period	$22.85	$17.32	$15.45	$15.70	$12.62
Number of accumulation units outstanding at end of period	63,887	49,384	46,800	42,611	992
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16	$15.08
Value at end of period	$22.94	$19.63	$17.94	$17.33	$15.62	$12.59	$18.52	$18.20	$16.90	$16.16
Number of accumulation units outstanding at end of period	323,524	283,921	267,842	298,260	297,680	274,306	296,590	404,870	385,129	409,056

CFI 205

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.85	$9.47	$9.94
Value at end of period	$11.07	$10.85	$9.47
Number of accumulation units outstanding at end of period	55,322	38,226	14,335
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.60	$8.43	$8.97	$7.79	$6.18	$8.64
Value at end of period	$12.43	$9.60	$8.43	$8.97	$7.79	$6.18
Number of accumulation units outstanding at end of period	84,362	73,904	79,646	54,816	31,964	25,313
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.61	$9.20	$9.70	$7.97	$6.09	$10.27
Value at end of period	$14.19	$10.61	$9.20	$9.70	$7.97	$6.09
Number of accumulation units outstanding at end of period	64,315	68,807	75,847	67,227	57,737	44,364
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.43
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	266
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47	$9.60
Value at end of period	$20.58	$17.30	$14.65	$17.13	$15.82	$11.48	$19.51	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	2,658,792	2,736,978	2,878,122	2,929,335	3,019,894	2,509,419	2,562,446	1,748,284	1,007,889	362,008
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92	$20.05
Value at end of period	$43.84	$33.73	$29.27	$30.33	$26.13	$19.45	$34.17	$29.35	$26.54	$22.92
Number of accumulation units outstanding at end of period	3,086,792	3,135,098	3,164,441	3,229,521	3,764,165	3,541,960	3,808,007	3,678,668	3,216,567	4,557,463
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89	$17.10
Value at end of period	$29.10	$22.94	$19.75	$19.76	$17.33	$13.44	$23.68	$23.56	$19.79	$18.89
Number of accumulation units outstanding at end of period	1,017,847	1,057,270	1,127,906	1,228,889	1,395,516	1,319,771	1,406,150	1,481,556	1,483,670	1,606,502
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93	$15.56
Value at end of period	$27.55	$20.41	$17.98	$18.12	$14.74	$11.60	$22.19	$17.65	$16.68	$15.93
Number of accumulation units outstanding at end of period	1,567,104	1,652,260	1,616,655	1,635,220	1,827,870	1,795,844	1,901,930	2,034,215	2,208,212	2,761,409
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62	$13.00
Value at end of period	$23.12	$17.90	$14.98	$18.26	$16.31	$13.02	$23.40	$20.15	$17.23	$14.62
Number of accumulation units outstanding at end of period	116,203	113,642	109,027	103,797	135,526	136,696	162,784	137,900	159,581	193,880
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84	$12.11
Value at end of period	$29.00	$21.50	$18.34	$19.25	$15.16	$11.86	$17.88	$18.50	$15.98	$14.84
Number of accumulation units outstanding at end of period	689,000	679,825	713,462	759,913	770,867	708,476	746,694	739,499	678,628	602,592
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25	$8.84	$9.10	$8.06	$6.11	$10.21
Value at end of period	$13.34	$10.25	$8.84	$9.10	$8.06	$6.11
Number of accumulation units outstanding at end of period	610,487	588,206	649,765	670,832	501,928	172,816
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05	$10.86
Value at end of period	$25.94	$19.95	$17.32	$18.06	$14.95	$11.13	$15.31	$15.92	$13.93	$13.05
Number of accumulation units outstanding at end of period	435,110	424,190	396,015	369,216	278,723	186,081	186,273	203,041	212,012	1,020,332

CFI 206

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
Value at beginning of period	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19	$16.79
Value at end of period	$25.76	$22.30	$19.82	$20.28	$17.95	$15.21	$21.37	$20.44	$18.77	$18.19
Number of accumulation units outstanding at end of period	702,138	790,243	883,575	988,621	1,132,032	1,221,727	1,524,448	2,196,237	2,530,075	3,044,880
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49
Value at end of period	$29.82	$21.69	$18.31	$18.09	$14.45	$10.79	$18.55	$17.66	$15.48	$14.56
Number of accumulation units outstanding at end of period	554,727	470,454	491,852	522,484	631,247	554,433	628,758	546,080	492,195	1,200,900
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.75	$12.54	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22	$10.25
Value at end of period	$21.07	$14.75	$12.54	$12.10	$11.42	$9.61	$13.60	$12.66	$11.22
Number of accumulation units outstanding at end of period	311,929	163,650	128,962	124,869	143,977	118,802	69,439	62,966	29,858
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.19	$8.97	$9.18	$8.16	$6.31	$10.44	$10.69
Value at end of period	$13.46	$10.19	$8.97	$9.18	$8.16	$6.31	$10.44
Number of accumulation units outstanding at end of period	827,062	854,309	885,779	890,639	925,793	917,951	989,041
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.99	$9.60	$10.23	$8.88	$6.71	$9.74
Value at end of period	$12.34	$11.99	$9.60	$10.23	$8.88	$6.71
Number of accumulation units outstanding at end of period	899,579	900,385	926,856	960,063	932,710	874,548
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32	$10.15
Value at end of period	$13.04	$12.91	$11.29	$10.41	$8.22	$6.11	$10.03	$12.32
Number of accumulation units outstanding at end of period	817,575	866,048	733,225	668,543	712,985	554,232	377,822	178,149
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84	$16.62
Value at end of period	$25.97	$19.46	$17.51	$18.56	$16.73	$12.84	$21.33	$20.69	$18.35	$17.84
Number of accumulation units outstanding at end of period	71,389	79,894	72,715	89,425	98,159	84,262	66,258	50,616	53,097	92,648
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08	$9.24
Value at end of period	$15.51	$11.19	$9.90	$10.27	$8.28	$6.71	$10.28	$10.08
Number of accumulation units outstanding at end of period	69,648	45,933	33,010	25,177	19,341	22,550	13,923	160
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84	$10.51
Value at end of period	$21.15	$15.70	$13.84	$15.69	$12.35	$8.96	$14.87	$13.12	$11.84
Number of accumulation units outstanding at end of period	741,274	829,415	1,019,343	961,606	811,140	569,771	288,484	255,630	65,896
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.16	$9.85
Value at end of period	$13.96	$14.69	$13.89	$13.53	$11.80	$9.80	$11.71	$10.88	$10.03
Number of accumulation units outstanding at end of period	1,353,585	1,424,433	1,463,499	1,423,354	1,438,469	1,398,547	1,353,515	1,245,768	1,262,918
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.18	$11.63	$12.93	$10.73	$7.88	$13.50	$9.68
Value at end of period	$12.58	$11.18	$11.63	$12.93	$10.73	$7.88	$13.50
Number of accumulation units outstanding at end of period	972,205	1,115,114	1,233,632	1,170,255	1,212,149	1,063,665	975,672

CFI 207

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GNMA INCOME FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11	$10.12
Value at end of period	$13.31	$13.69	$13.44	$12.64	$12.02	$11.56	$10.93	$10.44	$10.11
Number of accumulation units outstanding at end of period	30,420	29,369	24,279	21,879	16,626	9,391	6,705	3,304	6
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76	$12.82
Value at end of period	$23.33	$18.04	$15.74	$15.94	$14.10	$10.94	$17.71	$16.66	$14.73	$13.76
Number of accumulation units outstanding at end of period	2,980,033	2,784,865	3,122,470	3,499,681	3,375,353	3,711,290	4,688,558	7,001,728	7,617,503	8,778,509
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93	$17.29
Value at end of period	$29.40	$22.34	$19.72	$19.93	$17.67	$14.48	$23.30	$22.41	$19.75	$18.93
Number of accumulation units outstanding at end of period	1,851,092	1,908,669	2,055,559	2,273,303	2,739,321	2,687,577	3,132,136	3,772,712	3,945,184	4,222,763
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11	$16.56
Value at end of period	$35.18	$26.41	$22.66	$23.15	$19.18	$14.71	$23.80	$22.78	$21.03	$19.11
Number of accumulation units outstanding at end of period	998,425	1,038,875	1,145,391	1,254,091	1,651,797	1,636,315	1,875,734	2,003,739	1,970,343	2,898,090
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95	$12.37
Value at end of period	$25.45	$18.01	$16.19	$16.47	$13.54	$10.96	$16.66	$17.95	$15.93	$14.95
Number of accumulation units outstanding at end of period	765,486	725,343	764,655	850,072	1,051,625	985,346	1,119,154	1,223,100	1,138,703	1,031,397
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23	$15.63
Value at end of period	$22.24	$22.49	$20.77	$19.50	$17.93	$16.24	$17.92	$17.07	$16.57	$16.23
Number of accumulation units outstanding at end of period	1,277,382	1,467,500	1,403,969	1,500,245	1,623,258	1,700,056	2,009,478	2,187,159	2,133,801	2,467,064
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.19	$6.97	$8.01	$7.50	$5.93	$9.40
Value at end of period	$9.84	$8.19	$6.97	$8.01	$7.50	$5.93
Number of accumulation units outstanding at end of period	403,035	334,897	320,786	310,919	351,572	4,697
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.43	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97	$10.30
Value at end of period	$16.12	$13.43	$11.38	$13.51	$13.32	$10.58	$18.66	$16.62	$12.97	$11.97
Number of accumulation units outstanding at end of period	351,119	372,971	416,555	508,605	669,777	587,996	580,800	463,297	425,158	2,256,853
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35	$10.68
Value at end of period	$19.49	$14.58	$12.41	$12.80	$11.23	$8.83	$14.04	$14.51	$12.65	$12.35
Number of accumulation units outstanding at end of period	449,047	433,718	469,212	502,699	617,334	626,096	1,286,423	1,327,634	1,379,961	1,224,023
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$11.41	$9.98
Value at end of period	$16.98	$13.73	$12.74	$13.01	$11.70	$9.63	$12.25	$12.39	$10.71
Number of accumulation units outstanding at end of period	2,046,895	2,067,923	2,112,686	2,253,033	2,597,190	2,829,579	3,507,975	3,718,204	3,397,749
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06	$10.68
Value at end of period	$17.23	$13.00	$11.46	$11.83	$10.62	$8.66	$12.90	$12.70	$11.06
Number of accumulation units outstanding at end of period	291,884	259,812	279,345	342,284	399,045	314,225	302,905	266,046	192,987
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43	$10.70
Value at end of period	$21.51	$23.05	$19.55	$24.15	$20.28	$11.94	$24.75	$18.05	$13.43
Number of accumulation units outstanding at end of period	152,399	168,724	159,498	189,757	219,825	206,597	231,591	195,945	63,578

CFI 208

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12	$11.82
Value at end of period	$27.76	$21.31	$17.94	$17.79	$14.62	$11.75	$17.72	$17.49	$15.16	$14.12
Number of accumulation units outstanding at end of period	460,690	343,882	296,234	295,719	303,115	296,735	390,468	296,418	233,128	157,368
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31	$11.06
Value at end of period	$22.02	$16.01	$13.62	$13.95	$11.12	$8.82	$12.71	$13.06	$11.31
Number of accumulation units outstanding at end of period	166,219	93,630	51,309	52,307	34,156	33,115	26,743	17,726	2,084
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.07	$10.32	$10.31
Value at end of period	$15.65	$12.07	$10.32
Number of accumulation units outstanding at end of period	1,754,560	1,568,932	1,277,826
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15	$9.37
Value at end of period	$12.58	$9.71	$8.55	$8.35	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	4,322,074	3,408,810	3,715,931	2,461,577	3,001,481	2,802,649	3,096,950
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.92	$9.77	$10.01	$8.42	$6.58	$10.23
Value at end of period	$14.69	$10.92	$9.77	$10.01	$8.42	$6.58
Number of accumulation units outstanding at end of period	108,678	105,927	93,604	97,017	100,149	82,531
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.54	$15.03	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17	$11.97
Value at end of period	$19.43	$16.54	$15.03	$14.94	$13.74	$11.77	$15.31	$14.87	$13.42	$13.17
Number of accumulation units outstanding at end of period	158,585	159,637	178,986	194,258	258,077	243,050	353,871	383,790	674,915	570,445
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$20.12	$17.94	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43	$10.06
Value at end of period	$23.94	$20.12	$17.94	$17.03	$15.13	$11.51	$18.66	$14.80	$11.43
Number of accumulation units outstanding at end of period	565,304	546,707	505,933	508,813	503,237	408,125	306,151	139,896	14,971
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37	$9.39
Value at end of period	$24.45	$18.71	$16.55	$16.80	$13.02	$9.30	$15.05	$12.09	$11.33	$10.37
Number of accumulation units outstanding at end of period	801,153	623,094	331,079	198,549	149,841	121,057	83,259	46,790	44,498	48,116
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70	$12.69
Value at end of period	$13.62	$13.76	$13.89	$14.03	$14.14	$14.23	$14.00	$13.45	$12.95	$12.70
Number of accumulation units outstanding at end of period	2,746,407	2,686,771	3,191,766	3,172,902	3,839,351	4,585,229	3,818,074	2,584,991	1,474,751	1,795,249
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81	$9.50
Value at end of period	$13.89	$10.73	$9.81	$10.36	$9.01	$7.31	$11.28	$10.81
Number of accumulation units outstanding at end of period	74,237	73,553	68,758	68,157	85,906	83,534	102,304	30,878
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$12.27	$10.01
Value at end of period	$19.41	$15.42	$12.80	$14.07	$12.25	$8.86	$15.00	$14.21	$11.68
Number of accumulation units outstanding at end of period	3,485,355	3,711,808	3,801,021	4,165,115	4,708,925	4,895,755	6,330,355	7,226,258	7,940,404

CFI 209

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50	$10.29
Value at end of period	$18.06	$17.27	$15.30	$14.80	$13.08	$8.85	$11.53	$11.33	$10.50
Number of accumulation units outstanding at end of period	278,013	304,213	176,625	161,479	113,042	50,114	57,290	79,071	17,239
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.49	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42	$11.06
Value at end of period	$16.02	$16.49	$15.44	$15.11	$14.19	$12.72	$12.88	$11.89	$11.54	$11.42
Number of accumulation units outstanding at end of period	2,269,930	2,585,278	2,472,812	2,382,643	1,618,248	904,321	696,590	622,698	505,323	396,237
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59	$10.00
Value at end of period	$19.07	$17.15	$14.91	$15.17	$12.87	$7.78	$11.13	$10.59
Number of accumulation units outstanding at end of period	318,955	230,657	198,670	195,117	137,395	60,170	70,355	18,525
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.40	$14.47	$14.02	$12.56	$10.70
Value at end of period	$21.43	$16.40	$14.47	$14.02	$12.56
Number of accumulation units outstanding at end of period	72,026	58,318	33,613	31,564	20,615
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.49	$9.17	$9.03	$8.13	$6.64	$9.82
Value at end of period	$13.72	$10.49	$9.17	$9.03	$8.13	$6.64
Number of accumulation units outstanding at end of period	415,194	311,379	215,476	176,943	152,020	6,921
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$19.39	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	62,655	30,036	22,347	20,721	22,512
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.71	$15.49	$16.00	$12.84	$11.41
Value at end of period	$23.66	$17.71	$15.49	$16.00	$12.84
Number of accumulation units outstanding at end of period	69,386	44,677	44,248	39,442	27,968
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.47	$9.90	$10.19	$8.22	$5.92	$10.34
Value at end of period	$15.24	$11.47	$9.90	$10.19	$8.22	$5.92
Number of accumulation units outstanding at end of period	296,380	211,416	173,172	112,404	61,223	6,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.93	$10.39	$10.92	$8.72	$6.96	$10.05
Value at end of period	$16.39	$11.93	$10.39	$10.92	$8.72	$6.96
Number of accumulation units outstanding at end of period	299,111	202,565	173,908	97,614	55,268	12,287
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48	$6.86
Value at end of period	$16.97	$12.33	$10.81	$10.83	$8.26	$6.37	$9.82	$9.01	$8.08	$7.48
Number of accumulation units outstanding at end of period	537,316	403,013	341,819	373,908	256,579	197,318	149,833	112,478	97,859	86,221
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61	$19.96
Value at end of period	$47.42	$34.77	$30.67	$31.76	$25.79	$20.42	$29.92	$28.54	$24.68	$22.61
Number of accumulation units outstanding at end of period	451,643	472,664	521,379	569,735	622,413	590,550	648,029	892,199	856,723	980,499

CFI 210

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.73	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70	$10.34
Value at end of period	$13.75	$12.73	$11.53	$11.74	$10.66	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	329,895	358,404	337,461	332,862	243,064	162,349	84,834	25,146	292
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93	$10.60
Value at end of period	$14.38	$12.49	$11.12	$11.59	$10.29	$8.26	$12.62	$12.18	$10.93
Number of accumulation units outstanding at end of period	564,661	578,458	486,409	424,397	420,890	214,323	150,320	55,398	9,513
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09	$10.69
Value at end of period	$15.05	$12.63	$11.08	$11.74	$10.35	$8.14	$13.06	$12.53	$11.09
Number of accumulation units outstanding at end of period	686,403	631,358	486,904	432,013	407,307	282,299	143,180	37,687	3,887
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29	$10.84
Value at end of period	$15.43	$12.62	$11.04	$11.76	$10.31	$8.02	$13.47	$12.87	$11.29
Number of accumulation units outstanding at end of period	443,558	415,159	355,767	332,260	280,819	165,753	113,691	66,361	4,412
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.40	$10.84	$11.54	$10.26
Value at end of period	$15.16	$12.40	$10.84	$11.54
Number of accumulation units outstanding at end of period	43,838	20,646	11,811	853
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.34	$9.19	$9.51	$8.52	$6.93	$9.23
Value at end of period	$11.84	$10.34	$9.19	$9.51	$8.52	$6.93
Number of accumulation units outstanding at end of period	12,250	11,655	5,869	3,097	2,058	1,119
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32	$10.19
Value at end of period	$13.58	$12.82	$11.80	$11.87	$10.94	$9.43	$11.43	$10.97	$10.32
Number of accumulation units outstanding at end of period	41,345	56,830	83,052	75,701	76,015	64,790	32,055	8,772	671
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.93	$9.86	$10.03	$9.11	$7.65	$9.43
Value at end of period	$11.86	$10.93	$9.86	$10.03	$9.11	$7.65
Number of accumulation units outstanding at end of period	47,805	26,586	21,289	14,744	16,404	21,087
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85	$14.83
Value at end of period	$22.12	$19.93	$17.92	$17.78	$16.17	$13.86	$18.31	$17.48	$16.30	$15.85
Number of accumulation units outstanding at end of period	218,913	199,131	216,659	213,347	258,448	268,083	297,742	316,489	304,390	283,422
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98	$14.41
Value at end of period	$22.81	$18.82	$16.53	$17.20	$15.37	$12.39	$19.58	$18.83	$16.80	$15.98
Number of accumulation units outstanding at end of period	334,501	344,604	355,825	364,440	416,480	412,934	486,642	596,800	569,316	540,416
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71	$14.39
Value at end of period	$22.02	$19.08	$16.96	$17.23	$15.54	$12.88	$18.71	$17.92	$16.28	$15.71
Number of accumulation units outstanding at end of period	240,039	218,397	193,617	230,541	216,269	243,241	284,307	534,641	305,631	263,767

CFI 211

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95	$10.27
Value at end of period	$19.18	$15.85	$13.99	$13.73	$12.16	$9.22	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	5,435,817	4,947,953	4,342,117	4,003,047	3,840,472	3,247,292	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.15	$9.93
Value at end of period	$21.21	$15.84	$13.78	$14.46	$11.36	$7.84	$13.48	$12.01	$11.12
Number of accumulation units outstanding at end of period	1,870,161	2,029,088	2,071,324	2,220,215	2,362,841	2,328,633	2,600,164	3,007,899	3,188,814
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73	$12.95
Value at end of period	$23.90	$18.61	$16.04	$16.34	$14.36	$11.60	$18.23	$17.87	$15.15	$14.73
Number of accumulation units outstanding at end of period	422,450	420,961	393,593	407,836	435,884	311,881	299,385	274,172	190,861	1,217,762
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23	$17.65
Value at end of period	$36.74	$26.65	$22.64	$23.11	$19.98	$14.11	$24.67	$22.67	$20.21	$19.23
Number of accumulation units outstanding at end of period	749,882	754,643	731,264	750,958	918,354	877,473	941,944	1,002,606	1,030,019	1,814,593
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45	$10.20
Value at end of period	$16.17	$14.29	$12.15	$14.00	$12.43	$9.12	$18.25	$15.29	$12.45
Number of accumulation units outstanding at end of period	98,977	94,290	101,944	103,601	122,393	118,675	121,844	81,656	20,562
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.11	$7.74	$8.88	$8.24	$6.30	$10.20
Value at end of period	$10.84	$9.11	$7.74	$8.88	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,227,483	1,345,055	1,000,279	1,081,566	1,174,934	1,233,294
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08	$10.21
Value at end of period	$13.64	$10.55	$8.75	$9.37	$8.78	$6.71	$11.23	$11.08
Number of accumulation units outstanding at end of period	70,443	52,643	45,090	49,193	47,978	38,955	33,966	21,588
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.26	$11.93	$11.24	$10.69	$10.20	$9.87
Value at end of period	$11.83	$12.26	$11.93	$11.24	$10.69	$10.20
Number of accumulation units outstanding at end of period	86,682	82,672	79,019	69,523	76,709	50,549
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00	$12.52
Value at end of period	$18.09	$13.84	$12.07	$11.98	$10.54	$8.44	$13.55	$13.00
Number of accumulation units outstanding at end of period	9,525	2,839	21,652	2,307	1,777	677	161	24
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52	$12.30
Value at end of period	$21.65	$16.93	$15.49	$16.69	$14.98	$11.62	$16.18	$14.87	$13.52
Number of accumulation units outstanding at end of period	29,718	34,235	35,891	31,605	26,404	902	205	79	18
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.99	$37.17
Value at end of period	$49.94	$35.99
Number of accumulation units outstanding at end of period	44,424	42,950

CFI 212

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42	$7.81
Value at end of period	$14.78	$11.55	$10.24	$10.35	$9.54	$7.51	$10.86	$10.15	$8.78	$8.42
Number of accumulation units outstanding at end of period	376,107	389,166	426,367	437,016	473,052	481,591	544,774	590,773	443,508	632,275
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98	$21.39
Value at end of period	$44.21	$37.16	$33.04	$32.83	$30.59	$24.55	$29.46	$26.92	$24.56	$22.98
Number of accumulation units outstanding at end of period	174	173	174	194	227	838	908	1,226	1,191	1,730,560
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52	$12.15
Value at end of period	$32.45	$24.76	$21.32	$21.84	$17.53	$12.23	$21.94	$18.16	$16.15	$14.52
Number of accumulation units outstanding at end of period	9	9	9	9	9	603	651	362	330	2,758,953
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44	$16.94
Value at end of period	$27.14	$27.45	$25.59	$24.22	$22.66	$20.21	$19.25	$18.17	$17.61	$17.44
Number of accumulation units outstanding at end of period	184	184	187	179	169	497	548	513	481	591,158
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20	$16.58
Value at end of period	$25.32	$19.92	$16.75	$19.62	$17.11	$12.55	$22.90	$21.10	$18.03	$17.20
Number of accumulation units outstanding at end of period	252	251	252	253	253	896	1,178	724	697	2,030,795
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68	$15.15
Value at end of period	$26.39	$20.45	$17.42	$18.58	$16.39	$12.14	$20.34	$17.85	$16.19	$15.68
Number of accumulation units outstanding at end of period	6	6	6	10	10	326	750	741	732	989,903
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.65	$8.28	$8.88	$7.29	$5.33	$8.75	$10.24
Value at end of period	$11.35	$8.65	$8.28	$8.88	$7.29	$5.33	$8.75
Number of accumulation units outstanding at end of period	15,845	23,071	26,095	17,702	12,203	6,137	51
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.12	$11.99	$11.93	$10.34	$9.13
Value at end of period	$16.46	$13.12	$11.99	$11.93	$10.34
Number of accumulation units outstanding at end of period	0	0	0	117	117
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.57	$10.94	$11.26	$9.11	$7.16	$9.38
Value at end of period	$16.88	$12.57	$10.94	$11.26	$9.11	$7.16
Number of accumulation units outstanding at end of period	313,712	246,982	168,310	85,933	43,932	3,939
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67	$10.32
Value at end of period	$19.52	$15.13	$13.34	$14.04	$11.30	$9.02	$15.02	$15.08	$13.58	$12.67
Number of accumulation units outstanding at end of period	673,766	680,199	732,383	773,241	982,771	999,731	1,219,708	1,192,809	1,210,233	2,256,746
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.59
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	62,207
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71	$9.71
Value at end of period	$15.50	$11.35	$10.35	$10.78	$8.88	$6.88	$11.38	$10.71
Number of accumulation units outstanding at end of period	261,692	220,912	396,971	115,669	71,252	48,301	37,013	7,870

CFI 213

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34	$9.69
Value at end of period	$21.81	$17.38	$14.53	$15.89	$14.24	$10.47	$17.01	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	597,449	571,847	555,729	608,795	592,610	562,865	414,798	330,652	260,861	117,405
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11	$20.48
Value at end of period	$80.99	$75.49	$63.10	$77.81	$61.89	$34.40	$66.86	$50.45	$40.70	$29.11
Number of accumulation units outstanding at end of period	736,576	724,489	674,108	646,096	624,578	507,978	456,698	441,136	363,643	126,958
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$26.16	$21.79	$24.00	$20.90	$15.10	$25.50	$24.23	$20.80	$18.37	$15.57
Value at end of period	$32.97	$26.16	$21.79	$24.00	$20.90	$15.10	$15.50	$24.23	$20.80	$18.37
Number of accumulation units outstanding at end of period	1,132	1,082	1,066	1,088	1,065	1,793	2,848	2,468	2,524	2,817,189
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24	$13.23
Value at end of period	$21.11	$21.35	$19.00	$19.03	$16.71	$14.21	$16.73	$15.40	$14.47	$14.24
Number of accumulation units outstanding at end of period	365	365	380	369	354	354	332	198	1,921	277,954
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74	$10.85
Value at end of period	$21.09	$15.11	$12.93	$13.36	$10.93	$8.05	$13.08	$13.37	$11.74
Number of accumulation units outstanding at end of period	150,459	105,758	110,929	142,712	135,726	104,048	87,838	38,102	10,297
PAX WORLD BALANCED FUND
Value at beginning of period	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68	$9.51
Value at end of period	$14.90	$12.94	$11.74	$12.08	$10.91	$9.08	$13.23	$12.21	$11.14	$10.68
Number of accumulation units outstanding at end of period	864,034	964,186	1,042,876	1,136,584	1,221,039	1,039,841	1,112,254	1,100,688	806,137	336,606
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80	$10.03
Value at end of period	$14.73	$16.39	$15.22	$13.77	$12.86	$10.97	$11.93	$10.90	$10.92	$10.80
Number of accumulation units outstanding at end of period	2,311,435	3,238,654	2,993,747	2,801,042	2,286,826	1,714,640	866,018	772,132	765,440	390,653
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75	$10.24
Value at end of period	$8.54	$8.80	$7.94	$10.47	$9.12	$5.28	$12.75
Number of accumulation units outstanding at end of period	262,506	326,873	339,871	416,859	498,946	347,146	380,615
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66	$9.73
Value at end of period	$17.85	$16.09	$14.00	$14.38	$12.31	$7.75	$12.11	$11.56	$10.76	$10.66
Number of accumulation units outstanding at end of period	802,365	768,698	688,529	604,740	631,049	589,305	618,846	468,954	270,642	171,706
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.52	$8.71	$10.27	$8.30	$5.46	$10.17
Value at end of period	$13.48	$10.52	$8.71	$10.27	$8.30	$5.46
Number of accumulation units outstanding at end of period	195,192	148,835	125,207	155,561	85,579	36,361
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63	$9.90
Value at end of period	$21.31	$21.06	$18.37	$19.00	$17.03	$14.47	$13.75	$12.53	$11.16	$11.63
Number of accumulation units outstanding at end of period	2,575,397	2,596,041	2,540,197	2,427,527	2,191,368	1,839,213	1,807,197	853,274	386,507	186,462
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.63	$11.09	$10.52	$9.91	$8.71	$9.97
Value at end of period	$11.28	$11.63	$11.09	$10.52	$9.91	$8.71
Number of accumulation units outstanding at end of period	147,967	175,552	145,915	167,025	126,048	40,459

CFI 214

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83	$9.65
Value at end of period	$19.65	$14.83	$12.43	$13.19	$11.87	$8.91	$14.77	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	3,070,169	3,142,962	3,449,060	3,884,153	4,122,457	3,497,301	3,695,079	3,009,516	2,248,400	1,026,654
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.61	$8.75	$9.81
Value at end of period	$3.66	$7.61	$8.75
Number of accumulation units outstanding at end of period	376,742	268,859	110,537
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50	$10.12
Value at end of period	$12.78	$10.55	$8.76	$10.37	$8.38	$5.65	$10.50
Number of accumulation units outstanding at end of period	618,548	522,365	458,604	437,431	338,140	237,477	309,588
WANGER SELECT
Value at beginning of period	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43	$10.08
Value at end of period	$21.24	$15.94	$13.59	$16.68	$13.31	$8.09	$16.04	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	783,984	861,491	928,404	1,033,204	932,387	736,136	865,789	429,155	181,406	68,515
WANGER USA
Value at beginning of period	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59	$9.82
Value at end of period	$21.97	$16.59	$13.96	$14.61	$11.96	$8.50	$14.23	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	787,098	870,892	866,682	682,583	612,093	495,854	393,115	322,348	183,270	54,256
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83	$9.79
Value at end of period	$17.96	$13.76	$12.36	$11.66	$10.40	$8.82	$13.33	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	942,360	922,859	935,569	961,182	1,150,809	1,086,017	1,229,889	1,219,007	1,100,846	649,315
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39	$15.49
Value at end of period	$34.50	$25.23	$22.47	$23.19	$19.11	$14.86	$22.00	$24.17	$20.11	$18.39
Number of accumulation units outstanding at end of period	435,437	470,296	509,276	559,217	607,006	555,936	687,600	652,957	527,542	322,471

TABLE 24
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.99	$13.19	$14.06	$12.97	$11.22
Value at end of period	$19.99	$14.99	$13.19	$14.06	$12.97
Number of accumulation units outstanding at end of period	538	314	232	276	276
AMANA GROWTH FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.78	$10.70	$11.02	$9.61	$8.61
Value at end of period	$14.32	$11.78	$10.70	$11.02	$9.61
Number of accumulation units outstanding at end of period	3,423	3,078	1,670	1,777	217
AMANA INCOME FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.03	$11.08	$10.99	$10.17
Value at end of period	$15.44	$12.03	$11.08	$10.99
Number of accumulation units outstanding at end of period	5,013	1,448	64	50

CFI 215

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.20	$12.50	$11.18	$10.71	$10.14
Value at end of period	$11.87	$13.20	$12.50	$11.18	$10.71
Number of accumulation units outstanding at end of period	6,226	12,069	16,980	7,231	1,792
ARIEL FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.07	$10.14	$11.72
Value at end of period	$17.28	$12.07	$10.14
Number of accumulation units outstanding at end of period	2,422	1,937	1,821
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.49	$7.65	$8.34	$7.95	$5.75	$9.02
Value at end of period	$11.76	$9.49	$7.65	$8.34	$7.95	$5.75
Number of accumulation units outstanding at end of period	8,061	3,092	2,254	931	779	166
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.50	$10.85	$12.00
Value at end of period	$17.87	$12.50	$10.85
Number of accumulation units outstanding at end of period	2,521	85	85
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.29	$15.43	$15.69	$12.61	$12.15
Value at end of period	$22.80	$17.29	$15.43	$15.69	$12.61
Number of accumulation units outstanding at end of period	2,420	2,453	2,630	87	7
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09	$15.02
Value at end of period	$22.74	$19.47	$17.80	$17.21	$15.51	$12.51	$18.41	$18.11	$16.82	$16.09
Number of accumulation units outstanding at end of period	2,784	2,465	3,895	8,228	9,009	12,996	28,402	41,874	41,601	39,361
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.84	$9.37
Value at end of period	$11.06	$10.84
Number of accumulation units outstanding at end of period	3,489	1,602
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.57	$8.42	$8.96	$7.79	$6.18	$8.87
Value at end of period	$12.40	$9.57	$8.42	$8.96	$7.79	$6.18
Number of accumulation units outstanding at end of period	777	674	755	1,244	955	233
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.58	$9.18	$9.69	$7.97	$7.88
Value at end of period	$14.15	$10.58	$9.18	$9.69	$7.97
Number of accumulation units outstanding at end of period	363	277	247	141	23
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47	$9.97
Value at end of period	$20.48	$17.22	$14.60	$17.07	$15.77	$11.46	$19.48	$16.56	$13.73	$11.47
Number of accumulation units outstanding at end of period	28,071	29,185	31,577	44,836	56,875	66,850	146,947	93,961	37,430	11,698
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82	$19.97
Value at end of period	$43.46	$33.45	$29.04	$30.10	$25.95	$19.33	$33.97	$29.20	$26.41	$22.82
Number of accumulation units outstanding at end of period	116,485	117,965	129,622	158,889	166,720	219,261	341,656	396,001	381,525	338,622

CFI 216

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80	$17.04
Value at end of period	$28.85	$22.75	$19.60	$19.61	$17.21	$13.36	$23.54	$23.43	$19.70	$18.80
Number of accumulation units outstanding at end of period	53,196	55,572	65,859	82,239	85,701	125,299	262,429	258,167	239,650	229,307
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86	$15.50
Value at end of period	$27.31	$20.24	$17.84	$17.99	$14.64	$11.53	$22.06	$17.56	$16.60	$15.86
Number of accumulation units outstanding at end of period	52,303	47,220	59,919	57,947	60,361	104,016	302,333	367,212	358,147	395,236
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56	$12.95
Value at end of period	$22.92	$17.76	$14.86	$18.13	$16.20	$12.94	$23.26	$20.04	$17.15	$14.56
Number of accumulation units outstanding at end of period	7,973	10,569	10,679	10,158	10,238	13,669	20,550	32,815	25,154	29,916
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81	$12.09
Value at end of period	$28.82	$21.38	$18.25	$19.16	$15.10	$11.81	$17.83	$18.45	$15.94	$14.81
Number of accumulation units outstanding at end of period	18,417	20,223	23,094	29,350	31,209	27,827	48,377	51,034	42,784	34,478
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22	$8.82	$9.09	$8.06	$6.11	$9.89
Value at end of period	$13.30	$10.22	$8.82	$9.09	$8.06	$6.11
Number of accumulation units outstanding at end of period	10,781	9,648	8,822	9,318	6,917	2,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03	$10.85
Value at end of period	$25.79	$19.84	$17.23	$17.98	$14.89	$11.09	$15.26	$15.89	$13.91	$13.03
Number of accumulation units outstanding at end of period	3,522	2,521	2,010	1,482	4,583	4,519	5,293	4,995	5,591	7,978
ING BALANCED PORTFOLIO
Value at beginning of period	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11	$16.73
Value at end of period	$25.54	$22.11	$19.66	$20.14	$17.83	$15.11	$21.24	$20.34	$18.68	$18.11
Number of accumulation units outstanding at end of period	29,730	35,533	47,137	49,614	55,247	77,643	154,720	198,120	202,065	219,420
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54	$11.49
Value at end of period	$29.65	$21.58	$18.22	$18.01	$14.39	$10.76	$18.50	$17.62	$15.45	$14.54
Number of accumulation units outstanding at end of period	17,289	16,779	18,321	19,247	19,260	15,894	41,192	42,830	35,621	12,764
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.69	$12.50	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22	$10.22
Value at end of period	$20.98	$14.69	$12.50	$12.06	$11.39	$9.59	$13.58	$12.65	$11.22
Number of accumulation units outstanding at end of period	15,682	3,617	3,868	5,975	5,786	4,621	2,283	3,511	2,146
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.16	$8.95	$9.16	$8.15	$6.31	$10.44	$10.68
Value at end of period	$13.41	$10.16	$8.95	$9.16	$8.15	$6.31	$10.44
Number of accumulation units outstanding at end of period	74,432	74,964	81,775	82,634	83,443	114,357	145,002
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.96	$9.59	$10.21	$8.87	$6.70	$9.74
Value at end of period	$12.30	$11.96	$9.59	$10.21	$8.87	$6.70
Number of accumulation units outstanding at end of period	8,609	8,858	7,059	11,839	12,092	25,587
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31	$10.05
Value at end of period	$12.99	$12.87	$11.25	$10.39	$8.20	$6.10	$10.02	$12.31
Number of accumulation units outstanding at end of period	7,792	7,846	9,557	7,782	6,343	14,404	14,211	7,462

CFI 217

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81	$16.60
Value at end of period	$25.81	$19.36	$17.42	$18.47	$16.66	$12.79	$21.27	$20.63	$18.31	$17.81
Number of accumulation units outstanding at end of period	4,672	3,928	3,801	4,863	3,999	4,827	6,105	6,471	3,035	5,109
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08	$9.32
Value at end of period	$15.45	$11.15	$9.87	$10.25	$8.27	$6.70	$10.27	$10.08
Number of accumulation units outstanding at end of period	1,796	1,455	1,435	1,244	723	1,187	498	17
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84	$10.36
Value at end of period	$21.05	$15.64	$13.79	$15.65	$12.32	$8.94	$14.85	$13.11	$11.84
Number of accumulation units outstanding at end of period	5,123	4,738	4,480	5,011	4,781	5,658	6,958	9,777	1,599
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13	$10.00
Value at end of period	$14.04	$14.63	$13.84	$13.49	$11.65	$9.68	$11.70	$10.76	$10.13
Number of accumulation units outstanding at end of period	52,514	59,384	68,854	71,831	84,120	98,319	131,023	132,596	153,988
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.15	$11.60	$12.90	$10.72	$7.88	$13.49	$9.68
Value at end of period	$12.53	$11.15	$11.60	$12.90	$10.72	$7.88	$13.49
Number of accumulation units outstanding at end of period	40,561	42,378	54,735	49,086	37,878	50,498	55,334
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70	$12.77
Value at end of period	$23.13	$17.89	$15.61	$15.82	$14.01	$10.87	$17.61	$16.57	$14.66	$13.70
Number of accumulation units outstanding at end of period	158,993	154,451	192,712	192,443	169,608	209,441	385,266	519,176	563,988	637,201
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85	$17.23
Value at end of period	$29.15	$22.16	$19.57	$19.79	$17.55	$14.39	$23.17	$22.29	$19.66	$18.85
Number of accumulation units outstanding at end of period	29,459	27,958	38,262	46,241	58,601	79,403	232,046	254,587	271,230	278,889
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05	$16.51
Value at end of period	$34.90	$26.21	$22.51	$23.01	$19.07	$14.63	$23.68	$22.69	$20.95	$19.05
Number of accumulation units outstanding at end of period	32,774	33,215	39,895	48,390	49,215	62,920	194,039	229,461	224,909	197,866
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90	$12.33
Value at end of period	$25.25	$17.88	$16.08	$16.37	$13.46	$10.90	$16.58	$17.87	$15.86	$14.90
Number of accumulation units outstanding at end of period	9,947	9,395	11,802	19,040	19,004	29,022	68,751	79,276	73,087	63,034
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16	$15.57
Value at end of period	$22.04	$22.30	$20.60	$19.36	$17.81	$16.13	$17.82	$16.98	$16.49	$16.16
Number of accumulation units outstanding at end of period	38,389	38,400	41,709	45,748	51,392	73,671	322,339	300,213	281,338	259,920
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.17	$6.95	$8.00	$7.50	$5.92	$7.64
Value at end of period	$9.82	$8.17	$6.95	$8.00	$7.50	$5.92
Number of accumulation units outstanding at end of period	1,206	1,759	2,253	7,413	7,245	807
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.35	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95	$10.28
Value at end of period	$16.02	$13.35	$11.32	$13.45	$13.26	$10.54	$18.60	$16.57	$12.94	$11.95
Number of accumulation units outstanding at end of period	6,539	7,352	8,522	9,064	15,162	5,842	32,958	33,438	29,828	25,396

CFI 218

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33	$10.67
Value at end of period	$19.37	$14.50	$12.35	$12.75	$11.19	$8.80	$14.00	$14.48	$12.63	$12.33
Number of accumulation units outstanding at end of period	15,426	13,571	13,742	15,854	17,850	22,049	52,780	63,369	60,219	42,392
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09	$10.16
Value at end of period	$17.52	$13.67	$12.70	$12.97	$11.67	$9.27	$12.68	$11.94	$11.09
Number of accumulation units outstanding at end of period	185,293	203,010	224,470	232,319	253,893	357,527	476,550	587,280	471,249
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06	$10.36
Value at end of period	$17.16	$12.95	$11.42	$11.80	$10.60	$8.64	$12.88	$12.69	$11.06
Number of accumulation units outstanding at end of period	10,116	8,245	7,647	6,786	5,996	8,015	5,725	2,247	1,332
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42	$10.64
Value at end of period	$21.42	$22.96	$19.48	$24.09	$20.23	$11.92	$24.72	$18.04	$13.42
Number of accumulation units outstanding at end of period	5,602	6,613	7,372	8,374	9,500	9,666	13,702	10,505	5,900
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.81
Value at end of period	$27.60	$21.20	$17.85	$17.72	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10
Number of accumulation units outstanding at end of period	5,412	3,480	3,655	3,890	3,986	6,470	18,425	27,636	21,150	15,658
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31	$11.21
Value at end of period	$21.93	$15.95	$13.58	$13.91	$11.09	$8.80	$12.70	$13.05	$11.31
Number of accumulation units outstanding at end of period	4,650	2,395	1,890	1,527	1,235	1,142	1,534	1,318	198
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.06	$10.32	$10.31
Value at end of period	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	64,697	75,310	83,791
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14	$9.37
Value at end of period	$12.54	$9.68	$8.53	$8.33	$7.05	$6.32	$9.14
Number of accumulation units outstanding at end of period	111,959	86,005	97,384	41,425	52,339	84,222	163,905
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.90	$9.75	$10.00	$8.41	$6.57	$10.23
Value at end of period	$14.65	$10.90	$9.75	$10.00	$8.41	$6.57
Number of accumulation units outstanding at end of period	1,867	3,539	2,284	1,470	1,779	1,310
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.46	$14.96	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16	$11.97
Value at end of period	$19.33	$16.46	$14.96	$14.88	$13.69	$11.74	$15.27	$14.84	$13.40	$13.16
Number of accumulation units outstanding at end of period	9,180	8,926	10,267	10,243	15,825	17,227	21,492	21,235	21,115	19,754
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$20.05	$17.88	$16.99	$15.10	$11.49	$18.64	$14.79	$11.85
Value at end of period	$23.84	$20.05	$17.88	$16.99	$15.10	$11.49	$18.64	$14.79
Number of accumulation units outstanding at end of period	12,476	12,356	11,311	10,446	9,462	8,718	12,130	7,134

CFI 219

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35	$9.38
Value at end of period	$24.29	$18.60	$16.46	$16.72	$12.96	$9.26	$15.00	$12.06	$11.31	$10.35
Number of accumulation units outstanding at end of period	8,942	2,109	1,799	1,740	1,172	1,265	2,864	2,245	2,996	6,324
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65	$12.65
Value at end of period	$13.50	$13.64	$13.78	$13.93	$14.04	$14.14	$13.92	$13.38	$12.89	$12.65
Number of accumulation units outstanding at end of period	83,516	76,228	93,125	115,872	169,067	208,197	264,297	275,899	258,944	265,396
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81	$9.38
Value at end of period	$13.83	$10.70	$9.78	$10.33	$8.99	$7.30	$11.27	$10.81
Number of accumulation units outstanding at end of period	3,182	2,994	2,851	5,924	8,751	8,998	18,320	2,555
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15	$10.12
Value at end of period	$19.32	$14.74	$12.75	$14.03	$11.72	$8.84	$14.97	$14.20	$12.15
Number of accumulation units outstanding at end of period	205,609	206,152	221,997	234,758	264,766	361,586	739,834	908,574	737,045
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50	$10.16
Value at end of period	$17.99	$17.21	$15.25	$14.76	$13.05	$8.83	$11.52	$11.32	$10.50
Number of accumulation units outstanding at end of period	6,276	9,331	6,119	5,596	6,523	5,397	5,568	9,103	623
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.41	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41	$11.05
Value at end of period	$15.93	$16.41	$15.37	$15.04	$14.13	$12.68	$12.84	$11.86	$11.52	$11.41
Number of accumulation units outstanding at end of period	38,324	44,620	38,490	45,774	59,175	50,215	120,414	127,859	107,135	76,587
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59	$10.17
Value at end of period	$19.00	$17.09	$14.87	$15.13	$12.85	$7.77	$11.12	$10.59
Number of accumulation units outstanding at end of period	3,415	2,022	2,766	1,148	2,847	3,631	3,457	2,756
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.37	$14.45	$14.01	$12.55	$10.70
Value at end of period	$21.38	$16.37	$14.45	$14.01	$12.55
Number of accumulation units outstanding at end of period	167	83	25	407	329
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.47	$9.15	$9.02	$8.12	$6.65
Value at end of period	$13.68	$10.47	$9.15	$9.02	$8.12
Number of accumulation units outstanding at end of period	1,719	1,179	795	866	946
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.87	$12.96	$13.02	$11.84	$10.06
Value at end of period	$19.34	$14.87	$12.96	$13.02	$11.84
Number of accumulation units outstanding at end of period	994	933	884	1,881	1,494
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.68	$15.47	$15.98	$12.84	$11.41
Value at end of period	$23.60	$17.68	$15.47	$15.98	$12.84
Number of accumulation units outstanding at end of period	403	644	571	277	211

CFI 220

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.44	$9.88	$10.18	$8.21	$5.92	$6.64
Value at end of period	$15.20	$11.44	$9.88	$10.18	$8.21	$5.92
Number of accumulation units outstanding at end of period	610	362	116	36	22	423
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$11.90	$10.37	$10.90	$8.72	$5.04
Value at end of period	$16.34	$11.90	$10.37	$10.90	$8.72
Number of accumulation units outstanding at end of period	952	1,713	597	367	114
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47	$6.85
Value at end of period	$16.87	$12.26	$10.75	$10.78	$8.23	$6.35	$9.79	$8.99	$8.07	$7.47
Number of accumulation units outstanding at end of period	3,314	2,511	3,081	2,661	2,897	6,248	5,796	8,082	6,678	6,479
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52	$19.89
Value at end of period	$47.03	$34.50	$30.44	$31.55	$25.63	$20.31	$29.76	$28.40	$24.57	$22.52
Number of accumulation units outstanding at end of period	21,407	20,342	23,309	24,031	27,363	30,424	84,076	102,125	98,166	95,884
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.68	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72	$10.85
Value at end of period	$13.69	$12.68	$11.50	$11.70	$10.63	$8.78	$12.13	$11.72
Number of accumulation units outstanding at end of period	1,147	1,362	3,613	72,034	74,874	78,014	68,901	12,403
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92	$10.41
Value at end of period	$14.32	$12.44	$11.08	$11.56	$10.26	$8.25	$12.60	$12.17	$10.92
Number of accumulation units outstanding at end of period	19,525	17,753	17,026	50,508	39,984	49,902	63,914	17,886	524
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08	$10.71
Value at end of period	$14.98	$12.58	$11.05	$11.70	$10.32	$8.13	$13.04	$12.52	$11.08
Number of accumulation units outstanding at end of period	9,665	6,963	2,930	35,849	34,201	26,445	49,044	23,121	1,070
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29	$10.55
Value at end of period	$15.36	$12.57	$11.00	$11.72	$10.29	$8.01	$13.46	$12.85	$11.29
Number of accumulation units outstanding at end of period	3,807	3,457	3,599	14,378	11,904	15,801	42,982	15,839	1,685
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.38	$10.83	$11.54	$10.93
Value at end of period	$15.14	$12.38	$10.83	$11.54
Number of accumulation units outstanding at end of period	92	92	92	23
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.32	$9.17	$9.50	$8.52	$6.92	$7.19
Value at end of period	$11.81	$10.32	$9.17	$9.50	$8.52	$6.92
Number of accumulation units outstanding at end of period	9	0	0	0	0	26
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32	$10.12
Value at end of period	$13.52	$12.77	$11.76	$11.84	$10.92	$9.41	$11.41	$10.96	$10.32
Number of accumulation units outstanding at end of period	17,538	17,414	17,275	22,392	20,186	8,686	14,214	1,817	1,501

CFI 221

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.91	$9.84	$10.02	$9.10	$7.71
Value at end of period	$11.82	$10.91	$9.84	$10.02	$9.10
Number of accumulation units outstanding at end of period	1,991	990	326	288	192
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78	$14.77
Value at end of period	$21.92	$19.76	$17.78	$17.65	$16.06	$13.77	$18.21	$17.39	$16.22	$15.78
Number of accumulation units outstanding at end of period	21,959	21,429	20,598	17,770	19,680	18,748	37,313	40,538	55,214	52,554
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91	$14.35
Value at end of period	$22.61	$18.67	$16.40	$17.08	$15.26	$12.32	$19.47	$18.73	$16.72	$15.91
Number of accumulation units outstanding at end of period	41,163	37,538	38,434	61,003	61,867	75,845	172,070	163,468	149,811	137,115
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64	$14.34
Value at end of period	$21.83	$18.92	$16.83	$17.11	$15.43	$12.80	$18.61	$17.83	$16.20	$15.64
Number of accumulation units outstanding at end of period	31,690	29,158	30,669	35,683	41,240	62,347	341,655	352,445	375,249	381,483
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95	$10.79
Value at end of period	$19.10	$15.79	$13.94	$13.69	$12.13	$9.20	$12.83	$12.42	$10.95
Number of accumulation units outstanding at end of period	33,609	30,133	31,408	64,208	58,446	93,764	246,957	122,324	8,282
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47	$9.93
Value at end of period	$21.11	$15.78	$13.73	$14.41	$10.97	$7.82	$13.46	$12.39	$11.47
Number of accumulation units outstanding at end of period	94,116	101,145	111,951	122,606	134,669	203,872	325,463	398,751	332,844
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72	$12.94
Value at end of period	$23.78	$18.52	$15.97	$16.28	$14.31	$11.57	$18.19	$17.83	$15.13	$14.72
Number of accumulation units outstanding at end of period	7,676	7,951	7,272	9,032	9,467	11,747	15,002	20,492	19,570	12,973
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14	$17.58
Value at end of period	$36.42	$26.43	$22.46	$22.94	$19.84	$14.02	$24.52	$22.55	$20.11	$19.14
Number of accumulation units outstanding at end of period	31,110	34,529	42,262	42,295	42,046	68,508	111,470	130,094	131,087	141,510
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45	$12.27
Value at end of period	$16.10	$14.23	$12.11	$13.96	$12.40	$9.11	$18.23	$15.28	$12.45
Number of accumulation units outstanding at end of period	1,154	621	429	950	1,070	4,566	7,821	4,783	207
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.08	$7.72	$8.87	$8.23	$6.29	$10.20
Value at end of period	$10.81	$9.08	$7.72	$8.87	$8.23	$6.29
Number of accumulation units outstanding at end of period	25,623	33,761	30,950	35,558	39,786	54,247
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22	$11.23
Value at end of period	$13.59	$10.51	$8.72	$9.35	$8.77	$6.70	$11.22
Number of accumulation units outstanding at end of period	0	0	0	202	697	3,165	1,254

CFI 222

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.24	$11.91	$11.22	$10.69	$10.20	$9.94
Value at end of period	$11.80	$12.24	$11.91	$11.22	$10.69	$10.20
Number of accumulation units outstanding at end of period	1,423	9,078	10,091	6,745	1,346	537
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.86	$12.69	$13.67	$12.28	$10.46
Value at end of period	$17.71	$13.86	$12.69	$13.67	$12.28
Number of accumulation units outstanding at end of period	0	0	0	35	0
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.98	$37.16
Value at end of period	$49.89	$35.98
Number of accumulation units outstanding at end of period	6,890	6,887
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40	$7.79
Value at end of period	$14.67	$11.47	$10.18	$10.29	$9.49	$7.48	$10.82	$10.11	$8.75	$8.40
Number of accumulation units outstanding at end of period	36,351	46,367	52,221	59,066	64,029	86,234	115,519	127,347	91,074	106,782
JANUS ASPEN JANUS PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$20.28	$17.29	$18.45	$18.38
Value at end of period	$26.16	$20.28	$17.29	$18.45
Number of accumulation units outstanding at end of period	7	4	2	1
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.62	$8.26	$8.87	$7.28	$5.32	$8.75	$9.68
Value at end of period	$11.31	$8.62	$8.26	$8.87	$7.28	$5.32	$8.75
Number of accumulation units outstanding at end of period	643	643	144	274	10	374	170
LKCM AQUINAS GROWTH FUND
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.07	$11.95	$11.89	$10.31	$8.01	$12.10	$12.09
Value at end of period	$16.39	$13.07	$11.95	$11.89	$10.31	$8.01	$12.10
Number of accumulation units outstanding at end of period	0	0	0	21,102	19,792	25,658	19,463
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.55	$10.92	$11.24	$9.11	$7.16	$10.14
Value at end of period	$16.83	$12.55	$10.92	$11.24	$9.11	$7.16
Number of accumulation units outstanding at end of period	1,801	1,550	364	319	234	180
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65	$10.30
Value at end of period	$19.40	$15.04	$13.27	$13.97	$11.26	$8.98	$14.97	$15.04	$13.55	$12.65
Number of accumulation units outstanding at end of period	18,210	17,979	20,886	20,198	22,904	40,910	68,025	90,240	83,539	58,607
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71	$9.46
Value at end of period	$15.44	$11.31	$10.32	$10.75	$8.87	$6.87	$11.37	$10.71
Number of accumulation units outstanding at end of period	4,789	4,354	3,915	3,964	3,670	1,456	575	1,407
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34	$10.16
Value at end of period	$21.71	$17.30	$14.48	$15.84	$14.20	$10.44	$16.98	$14.80	$12.48	$11.34
Number of accumulation units outstanding at end of period	9,586	8,695	8,169	7,033	6,287	12,246	14,536	16,952	12,778	6,475

CFI 223

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05	$21.46
Value at end of period	$80.44	$75.03	$62.74	$77.41	$61.60	$34.26	$66.61	$50.29	$40.60	$29.05
Number of accumulation units outstanding at end of period	9,495	9,030	10,146	13,304	13,796	25,177	28,076	27,689	26,875	10,521
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74	$10.97
Value at end of period	$21.00	$15.05	$12.89	$13.32	$10.91	$8.03	$13.06	$13.36	$11.74
Number of accumulation units outstanding at end of period	4,450	3,538	3,654	3,842	3,874	3,696	2,541	3,802	107
PAX WORLD BALANCED FUND
Value at beginning of period	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66	$9.65
Value at end of period	$14.80	$12.86	$11.67	$12.02	$10.85	$9.04	$13.19	$12.18	$11.11	$10.66
Number of accumulation units outstanding at end of period	16,093	14,662	13,970	16,401	23,714	25,495	95,473	94,632	87,926	37,977
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80	$10.28
Value at end of period	$14.66	$16.31	$15.16	$13.72	$12.82	$10.95	$11.90	$10.88	$10.91	$10.80
Number of accumulation units outstanding at end of period	46,915	50,145	45,457	36,159	26,578	27,192	9,460	22,705	20,396	9,234
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75	$10.67
Value at end of period	$8.51	$8.78	$7.92	$10.45	$9.11	$5.27	$12.75
Number of accumulation units outstanding at end of period	9,038	12,179	10,932	10,346	9,942	13,808	9,558
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66	$9.80
Value at end of period	$17.76	$16.02	$13.95	$14.34	$12.27	$7.73	$12.09	$11.54	$10.75	$10.66
Number of accumulation units outstanding at end of period	6,544	7,405	7,550	9,675	13,212	23,034	29,781	14,703	10,596	7,083
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.50	$8.69	$10.26	$8.29	$5.46	$5.98
Value at end of period	$13.44	$10.50	$8.69	$10.26	$8.29	$5.46
Number of accumulation units outstanding at end of period	3,026	809	1,386	2,756	1,720	214
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63	$10.28
Value at end of period	$21.21	$20.97	$18.30	$18.94	$16.98	$14.44	$13.73	$12.52	$11.15	$11.63
Number of accumulation units outstanding at end of period	39,708	37,556	44,896	44,246	51,997	65,934	54,015	41,605	20,252	7,383
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.60	$11.07	$10.51	$9.90	$8.71	$9.69
Value at end of period	$11.25	$11.60	$11.07	$10.51	$9.90	$8.71
Number of accumulation units outstanding at end of period	8,851	8,076	7,792	5,280	2,769	375
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83	$10.07
Value at end of period	$19.55	$14.77	$12.38	$13.15	$11.83	$8.89	$14.74	$13.44	$12.24	$10.83
Number of accumulation units outstanding at end of period	62,921	62,393	66,294	99,181	96,562	125,546	283,624	244,820	184,670	66,318
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.61	$8.74	$10.78
Value at end of period	$3.66	$7.61	$8.74
Number of accumulation units outstanding at end of period	7,781	7,120	1,260
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49	$10.82
Value at end of period	$12.74	$10.52	$8.74	$10.35	$8.37	$5.65	$10.49
Number of accumulation units outstanding at end of period	12,733	13,437	11,163	6,993	2,462	6,419	5,225

CFI 224

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER SELECT
Value at beginning of period	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42	$10.12
Value at end of period	$21.14	$15.87	$13.54	$16.62	$13.27	$8.07	$16.01	$14.79	$12.49	$11.42
Number of accumulation units outstanding at end of period	14,571	12,537	12,363	11,998	12,367	18,916	70,844	31,002	22,351	12,680
WANGER USA
Value at beginning of period	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59	$9.73
Value at end of period	$21.86	$16.52	$13.91	$14.56	$11.93	$8.48	$14.20	$13.62	$12.76	$11.59
Number of accumulation units outstanding at end of period	2,188	907	1,976	1,836	1,393	4,084	6,367	8,691	5,277	2,513
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83	$10.03
Value at end of period	$17.87	$13.70	$12.31	$11.63	$10.37	$8.80	$13.31	$12.94	$11.09	$10.83
Number of accumulation units outstanding at end of period	25,156	22,536	24,253	28,740	26,706	41,857	63,508	76,720	68,544	27,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35	$16.08
Value at end of period	$34.27	$25.08	$22.34	$23.07	$19.02	$14.80	$21.91	$24.10	$20.06	$18.35
Number of accumulation units outstanding at end of period	12,605	13,308	13,241	15,912	19,065	34,945	37,092	45,659	31,828	12,774

TABLE 25
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.97	$13.17	$14.05	$12.97	$11.33
Value at end of period	$19.94	$14.97	$13.17	$14.05	$12.97
Number of accumulation units outstanding at end of period	1,263	424	669	914	298
AMANA GROWTH FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.75	$10.68	$11.01	$9.60	$8.24
Value at end of period	$14.28	$11.75	$10.68	$11.01	$9.60
Number of accumulation units outstanding at end of period	15,307	10,623	13,561	4,654	766
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.00	$11.06	$10.97	$9.89	$8.69
Value at end of period	$15.39	$12.00	$11.06	$10.97	$9.89
Number of accumulation units outstanding at end of period	21,095	25,259	22,337	22,453	8,007
AMERICAN CENTURY® INCOME & GROWTH FUND
Value at beginning of period	$35.23	$31.16	$30.67	$27.24	$23.43	$36.33	$36.93	$31.95	$30.91	$27.72
Value at end of period	$47.17	$35.23	$31.16	$30.67	$29.24	$23.43	$36.33	$36.93	$31.95	$30.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	625	1,554	1,520	2,145
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.17	$12.48	$11.17	$10.71	$10.22
Value at end of period	$11.84	$13.17	$12.48	$11.17	$10.71
Number of accumulation units outstanding at end of period	42,630	37,516	13,100	9,474	6,424
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.05	$10.13	$11.55	$10.96
Value at end of period	$17.25	$12.05	$10.13	$11.55
Number of accumulation units outstanding at end of period	14,380	4,776	2,226	1,808

CFI 225

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.46	$7.63	$8.32	$7.94	$5.75	$10.43
Value at end of period	$11.72	$9.46	$7.63	$8.32	$7.94	$5.75
Number of accumulation units outstanding at end of period	2,571	3,572	1,717	653	638	334
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.48	$10.84	$11.72	$9.90
Value at end of period	$17.84	$12.48	$10.84	$11.72
Number of accumulation units outstanding at end of period	13,104	4,991	2,133	1,921
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.25	$15.41	$15.67	$12.61	$11.09
Value at end of period	$22.75	$17.25	$15.41	$15.67	$12.61
Number of accumulation units outstanding at end of period	7,788	3,382	3,469	2,378	11
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02	$14.96
Value at end of period	$22.54	$19.31	$17.67	$17.08	$15.41	$12.43	$18.30	$18.01	$16.74	$16.02
Number of accumulation units outstanding at end of period	32,733	34,164	34,831	39,976	39,584	34,686	43,564	35,815	26,627	41,804
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.83	$9.47	$10.06
Value at end of period	$11.05	$10.83	$9.47
Number of accumulation units outstanding at end of period	370	149	11
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.55	$8.40	$8.95	$7.78	$6.18	$8.96
Value at end of period	$12.36	$9.55	$8.40	$8.95	$7.78	$6.18
Number of accumulation units outstanding at end of period	6,916	7,419	6,051	5,105	2,263	332
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.56	$9.16	$9.68	$7.96	$6.09	$9.88
Value at end of period	$14.11	$10.56	$9.16	$9.68	$7.96	$6.09
Number of accumulation units outstanding at end of period	1,690	2,607	1,943	3,363	3,189	1,664
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46	$10.00
Value at end of period	$20.38	$17.15	$14.54	$17.02	$15.73	$11.43	$19.44	$16.54	$13.72	$11.46
Number of accumulation units outstanding at end of period	86,715	77,431	68,024	89,024	86,617	66,318	42,812	37,909	17,827	26,520
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73	$19.90
Value at end of period	$43.08	$33.17	$28.81	$29.88	$25.78	$19.20	$33.78	$29.04	$26.28	$22.73
Number of accumulation units outstanding at end of period	218,850	220,953	234,868	262,460	251,312	238,470	238,540	237,295	228,606	198,818
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72	$16.97
Value at end of period	$28.59	$22.56	$19.44	$19.47	$17.09	$13.27	$23.40	$23.31	$19.60	$18.72
Number of accumulation units outstanding at end of period	106,939	122,349	133,268	149,411	146,696	142,173	128,485	137,310	147,293	191,321
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79	$15.44
Value at end of period	$27.07	$20.07	$17.70	$17.86	$14.54	$11.46	$21.93	$17.46	$16.52	$15.79
Number of accumulation units outstanding at end of period	137,645	151,708	167,341	202,496	204,620	200,469	207,267	184,024	220,215	252,037
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50	$12.90
Value at end of period	$22.72	$17.61	$14.75	$18.00	$16.09	$12.85	$23.13	$19.93	$17.07	$14.50
Number of accumulation units outstanding at end of period	21,647	23,159	25,312	26,977	26,517	23,844	28,094	26,422	29,078	27,192

CFI 226

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78	$12.08
Value at end of period	$28.64	$21.25	$18.15	$19.07	$15.04	$11.77	$17.77	$18.40	$15.91	$14.78
Number of accumulation units outstanding at end of period	36,590	31,445	33,412	30,841	27,950	18,329	19,117	14,898	29,405	24,914
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.20	$8.80	$9.08	$8.05	$6.10	$9.14
Value at end of period	$13.26	$10.20	$8.80	$9.08	$8.05	$6.10
Number of accumulation units outstanding at end of period	33,384	36,185	32,043	21,816	18,090	1,660
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01	$10.84
Value at end of period	$25.64	$19.73	$17.15	$17.90	$14.84	$11.05	$15.22	$15.85	$13.88	$13.01
Number of accumulation units outstanding at end of period	11,145	8,755	8,106	16,600	7,589	7,799	6,331	10,730	10,290	8,794
ING BALANCED PORTFOLIO
Value at beginning of period	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03	$16.66
Value at end of period	$25.31	$21.93	$19.51	$19.99	$17.71	$15.02	$21.12	$20.23	$18.59	$18.03
Number of accumulation units outstanding at end of period	69,009	87,691	109,209	176,960	188,955	184,495	177,825	210,713	236,692	266,424
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52	$11.48
Value at end of period	$29.47	$21.46	$18.13	$17.94	$14.33	$10.72	$18.45	$17.58	$15.42	$14.52
Number of accumulation units outstanding at end of period	32,502	27,526	32,429	32,635	30,478	26,314	14,424	14,490	8,984	15,392
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.63	$12.46	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22	$10.92
Value at end of period	$20.89	$14.63	$12.46	$12.03	$11.36	$9.57	$13.57	$12.64	$11.22
Number of accumulation units outstanding at end of period	16,189	10,720	9,173	8,663	10,283	6,501	3,822	2,067	21
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.13	$8.92	$9.14	$8.14	$6.30	$10.43	$10.68
Value at end of period	$13.37	$10.13	$8.92	$9.14	$8.14	$6.30	$10.43
Number of accumulation units outstanding at end of period	89,885	102,857	107,498	133,173	121,001	119,374	125,026
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.94	$9.57	$10.20	$8.87	$6.70	$9.74
Value at end of period	$12.27	$11.94	$9.57	$10.20	$8.87	$6.70
Number of accumulation units outstanding at end of period	27,485	26,267	24,578	25,993	21,833	22,328
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31	$10.10
Value at end of period	$12.94	$12.82	$11.22	$10.36	$8.19	$6.09	$10.02	$12.31
Number of accumulation units outstanding at end of period	21,605	19,865	16,742	22,323	18,035	14,366	10,628	15,094
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79	$16.58
Value at end of period	$25.65	$19.25	$17.33	$18.39	$16.59	$12.74	$21.20	$20.58	$18.28	$17.79
Number of accumulation units outstanding at end of period	7,880	7,887	6,766	8,957	7,227	4,430	3,678	2,661	3,280	4,387
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07	$9.83
Value at end of period	$15.39	$11.12	$9.84	$10.23	$8.25	$6.69	$10.26	$10.07
Number of accumulation units outstanding at end of period	315	3,498	4,946	3,794	323	3,093	740	210

CFI 227

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84	$10.01
Value at end of period	$20.96	$15.58	$13.74	$15.60	$12.29	$8.93	$14.83	$13.10	$11.84
Number of accumulation units outstanding at end of period	9,165	10,151	10,018	20,955	18,853	12,895	11,353	8,095	562
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12	$9.99
Value at end of period	$13.84	$14.72	$13.79	$13.45	$11.62	$9.76	$11.56	$10.75	$10.12
Number of accumulation units outstanding at end of period	76,709	87,611	91,393	123,769	116,248	110,698	106,418	108,134	138,695
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.12	$11.57	$12.87	$10.70	$7.87	$13.48	$9.68
Value at end of period	$12.49	$11.12	$11.57	$12.87	$10.70	$7.87	$13.48
Number of accumulation units outstanding at end of period	65,145	63,329	64,177	70,572	79,614	75,024	86,299
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64	$12.73
Value at end of period	$22.92	$17.74	$15.49	$15.71	$13.91	$10.80	$17.51	$16.48	$14.59	$13.64
Number of accumulation units outstanding at end of period	195,439	163,608	227,292	278,416	226,889	203,477	243,063	325,909	370,045	389,153
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77	$17.17
Value at end of period	$28.90	$21.98	$19.42	$19.65	$17.43	$14.31	$23.04	$22.18	$19.57	$18.77
Number of accumulation units outstanding at end of period	100,450	111,654	130,403	150,349	145,572	153,609	150,032	138,038	154,079	166,098
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98	$16.46
Value at end of period	$34.63	$26.02	$22.35	$22.86	$18.96	$14.55	$23.57	$22.59	$20.87	$18.98
Number of accumulation units outstanding at end of period	98,245	110,457	112,517	122,838	114,914	110,413	98,523	103,878	138,563	149,316
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85	$12.30
Value at end of period	$25.05	$17.75	$15.97	$16.26	$13.39	$10.84	$16.50	$17.79	$15.80	$14.85
Number of accumulation units outstanding at end of period	68,139	71,754	72,019	72,709	62,131	67,034	52,194	48,712	56,931	50,782
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09	$15.51
Value at end of period	$21.85	$22.12	$20.44	$19.22	$17.69	$16.03	$17.71	$16.89	$16.41	$16.09
Number of accumulation units outstanding at end of period	73,516	89,949	92,326	124,600	123,089	130,908	112,915	121,216	159,531	147,951
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.15	$6.94	$7.99	$7.49	$5.92	$5.19
Value at end of period	$9.79	$8.15	$6.94	$7.99	$7.49	$5.92
Number of accumulation units outstanding at end of period	31,094	30,957	23,367	26,156	23,002	6
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.28	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93	$10.27
Value at end of period	$15.92	$13.28	$11.26	$13.39	$13.21	$10.50	$18.54	$16.53	$12.91	$11.93
Number of accumulation units outstanding at end of period	20,285	20,961	25,917	22,912	18,533	16,271	11,068	8,661	22,145	20,980
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31	$10.66
Value at end of period	$19.26	$14.43	$12.29	$12.69	$11.15	$8.77	$13.96	$14.44	$12.60	$12.31
Number of accumulation units outstanding at end of period	22,695	25,716	33,539	35,136	30,613	19,116	17,458	15,119	13,175	20,591
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08	$10.16
Value at end of period	$17.44	$13.62	$12.65	$12.93	$11.64	$9.59	$12.66	$11.93	$11.08
Number of accumulation units outstanding at end of period	185,170	226,598	246,727	268,368	280,976	301,980	312,431	250,896	276,512

CFI 228

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05	$10.67
Value at end of period	$17.08	$12.90	$11.38	$11.76	$10.57	$8.63	$12.87	$12.68	$11.05
Number of accumulation units outstanding at end of period	9,502	6,077	8,393	8,511	12,440	4,788	3,808	6,786	4,570
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42	$10.91
Value at end of period	$21.32	$22.87	$19.41	$24.02	$20.19	$11.90	$24.68	$18.02	$13.42
Number of accumulation units outstanding at end of period	20,262	13,672	17,635	18,551	20,252	13,653	11,287	9,723	2,568
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08	$11.80
Value at end of period	$27.44	$21.09	$17.77	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11	$14.08
Number of accumulation units outstanding at end of period	24,079	21,337	21,685	28,222	24,186	19,104	15,612	13,439	11,724	6,863
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04	$12.03
Value at end of period	$21.83	$15.89	$13.53	$13.87	$11.07	$8.79	$12.68	$13.04
Number of accumulation units outstanding at end of period	12,348	8,280	2,634	4,131	3,672	2,627	2,792	2,373
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.05	$10.31	$10.31
Value at end of period	$15.60	$12.05	$10.31
Number of accumulation units outstanding at end of period	80,104	103,767	97,382
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14	$9.36
Value at end of period	$12.49	$9.65	$8.50	$8.31	$7.04	$6.31	$9.14
Number of accumulation units outstanding at end of period	181,862	162,710	165,336	132,041	121,469	117,145	86,932
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.87	$9.74	$9.98	$8.40	$6.57	$10.23
Value at end of period	$14.61	$10.87	$9.74	$9.98	$8.40	$6.57
Number of accumulation units outstanding at end of period	11,764	10,220	7,410	7,716	3,947	2,789
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.38	$14.90	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15	$11.96
Value at end of period	$19.23	$16.38	$14.90	$14.83	$13.65	$11.70	$15.24	$14.82	$13.38	$13.15
Number of accumulation units outstanding at end of period	29,678	27,799	46,745	50,746	60,274	53,153	63,686	59,560	89,822	61,818
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.97	$17.82	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42	$10.06
Value at end of period	$23.74	$19.97	$17.82	$16.94	$15.06	$11.47	$18.61	$14.78	$11.42
Number of accumulation units outstanding at end of period	22,360	24,895	24,396	15,788	15,460	12,392	11,493	1,840	1,224
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34	$9.37
Value at end of period	$24.14	$18.50	$16.38	$16.64	$12.91	$9.23	$14.96	$12.03	$11.28	$10.34
Number of accumulation units outstanding at end of period	49,948	27,561	20,661	27,019	13,907	13,434	12,930	8,043	10,685	6,064
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59	$12.60
Value at end of period	$13.39	$13.53	$13.68	$13.83	$13.95	$14.05	$13.84	$13.31	$12.83	$12.59
Number of accumulation units outstanding at end of period	154,436	210,844	189,340	286,933	314,528	287,943	217,781	171,087	167,862	206,605

CFI 229

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80	$10.57
Value at end of period	$13.78	$10.66	$9.76	$10.31	$8.97	$7.29	$11.26	$10.80
Number of accumulation units outstanding at end of period	8,098	3,925	7,118	11,270	8,371	5,593	4,510	6
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15	$10.12
Value at end of period	$18.46	$15.30	$12.71	$13.99	$12.18	$8.83	$14.35	$13.61	$12.15
Number of accumulation units outstanding at end of period	318,262	341,050	357,520	406,969	433,687	406,349	457,542	484,189	520,551
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49	$10.45
Value at end of period	$17.91	$17.14	$15.20	$14.72	$13.02	$8.81	$11.50	$11.31	$10.49
Number of accumulation units outstanding at end of period	12,749	11,423	7,349	9,997	11,047	1,597	976	4,007	146
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.32	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04
Value at end of period	$15.84	$16.32	$15.29	$14.98	$14.08	$12.64	$12.80	$11.83	$11.50	$11.39
Number of accumulation units outstanding at end of period	74,645	87,071	76,827	108,917	85,706	43,629	30,548	34,960	93,171	79,788
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59	$9.98
Value at end of period	$18.93	$17.04	$14.82	$15.10	$12.82	$7.76	$11.11	$10.59
Number of accumulation units outstanding at end of period	20,746	13,962	10,056	5,401	9,254	581	5,032	1,034
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.34	$14.43	$14.00	$12.55	$10.70
Value at end of period	$21.33	$16.34	$14.43	$14.00	$12.55
Number of accumulation units outstanding at end of period	14,387	14,552	14,588	8,149	6,304
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.44	$9.14	$9.01	$8.12	$6.63	$7.16
Value at end of period	$13.64	$10.44	$9.14	$9.01	$8.12	$6.63
Number of accumulation units outstanding at end of period	44,641	30,746	14,946	12,434	4,970	347
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.84	$12.94	$13.01	$11.84	$10.06
Value at end of period	$19.30	$14.84	$12.94	$13.01	$11.84
Number of accumulation units outstanding at end of period	5,657	5,061	4,848	5,248	10,462
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.65	$15.45	$15.97	$12.83	$11.41
Value at end of period	$23.55	$17.65	$15.45	$15.97	$12.83
Number of accumulation units outstanding at end of period	6,347	5,727	6,579	2,560	1,542
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.42	$9.86	$10.16	$8.20	$5.92	$6.76
Value at end of period	$15.15	$11.42	$9.86	$10.16	$8.20	$5.92
Number of accumulation units outstanding at end of period	6,461	3,604	4,014	885	234	227
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.88	$10.35	$10.89	$8.71	$6.96	$10.29
Value at end of period	$16.30	$11.88	$10.35	$10.89	$8.71	$6.96
Number of accumulation units outstanding at end of period	13,121	5,605	5,463	2,520	7	629

CFI 230

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46	$6.85
Value at end of period	$16.76	$12.19	$10.70	$10.73	$8.19	$6.32	$9.76	$8.96	$8.05	$7.46
Number of accumulation units outstanding at end of period	14,940	11,044	10,401	15,112	7,626	7,518	11,295	9,466	10,366	4,124
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43	$19.83
Value at end of period	$46.63	$34.23	$30.22	$31.33	$25.47	$20.19	$29.60	$28.26	$24.47	$22.43
Number of accumulation units outstanding at end of period	25,269	25,246	27,295	34,081	37,414	38,814	35,119	36,971	44,759	52,216
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.63	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69	$10.61
Value at end of period	$13.63	$12.63	$11.46	$11.67	$10.61	$8.77	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	51,991	67,166	58,880	46,859	41,741	20,302	13,247	5,347	4,440
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92	$10.73
Value at end of period	$14.26	$12.39	$11.04	$11.52	$10.24	$8.23	$12.58	$12.16	$10.92
Number of accumulation units outstanding at end of period	175,353	205,984	175,053	159,749	100,655	63,037	28,203	15,283	3,004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08	$10.82
Value at end of period	$14.92	$12.53	$11.01	$11.67	$10.30	$8.11	$13.02	$12.50	$11.08
Number of accumulation units outstanding at end of period	127,117	158,886	149,369	107,280	85,420	56,998	12,884	2,582	83
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29	$10.87
Value at end of period	$15.29	$12.52	$10.97	$11.69	$10.27	$7.99	$13.44	$12.84	$11.29
Number of accumulation units outstanding at end of period	103,921	148,867	126,006	132,619	86,835	55,700	15,364	4,650	68
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.37	$10.82	$11.53	$9.62
Value at end of period	$15.11	$12.37	$10.82	$11.53
Number of accumulation units outstanding at end of period	9,354	9,625	3,366	297
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.29	$9.15	$9.49	$8.51	$6.92	$6.91
Value at end of period	$11.78	$10.29	$9.15	$9.49	$8.51	$6.92
Number of accumulation units outstanding at end of period	2,120	2,225	2,352	120	9	6
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31	$10.15
Value at end of period	$13.46	$12.72	$11.72	$11.81	$10.89	$9.39	$11.40	$10.95	$10.31
Number of accumulation units outstanding at end of period	5,031	18,604	18,147	11,792	5,371	6,427	4,346	351	6
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.88	$9.83	$10.00	$9.10	$7.64	$8.02
Value at end of period	$11.79	$10.88	$9.83	$10.00	$9.10	$7.64
Number of accumulation units outstanding at end of period	17,143	14,941	3,260	2,554	2,515	2,891
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72	$14.71
Value at end of period	$21.73	$19.60	$17.64	$17.52	$15.95	$13.68	$18.10	$17.30	$16.14	$15.72
Number of accumulation units outstanding at end of period	26,056	26,988	37,235	37,455	43,410	39,158	46,007	47,213	49,574	47,464

CFI 231

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84	$14.30
Value at end of period	$22.41	$18.51	$16.28	$16.95	$15.16	$12.24	$19.35	$18.63	$16.64	$15.84
Number of accumulation units outstanding at end of period	32,636	37,255	59,960	65,277	76,718	66,139	69,869	72,441	78,885	60,403
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57	$14.28
Value at end of period	$21.64	$18.76	$16.70	$16.98	$15.33	$12.72	$18.50	$17.73	$16.12	$15.57
Number of accumulation units outstanding at end of period	36,124	39,267	50,628	83,120	86,225	81,075	72,297	67,305	77,120	74,480
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94	$10.76
Value at end of period	$19.01	$15.73	$13.89	$13.65	$12.11	$9.19	$12.81	$12.41	$10.94
Number of accumulation units outstanding at end of period	199,485	153,090	131,986	134,412	97,826	68,192	47,949	19,552	10,344
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46	$9.93
Value at end of period	$21.01	$15.72	$13.68	$14.37	$11.30	$7.81	$13.44	$11.99	$11.46
Number of accumulation units outstanding at end of period	156,748	183,984	199,578	244,090	251,334	235,938	253,547	272,768	319,356
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70	$12.94
Value at end of period	$23.65	$18.43	$15.90	$16.22	$14.27	$11.54	$18.15	$17.80	$15.11	$14.70
Number of accumulation units outstanding at end of period	41,774	42,825	53,577	58,463	57,570	44,338	34,317	28,964	31,357	14,049
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06	$17.52
Value at end of period	$36.10	$26.21	$22.28	$22.77	$19.70	$13.94	$24.38	$22.43	$20.02	$19.06
Number of accumulation units outstanding at end of period	58,861	65,203	56,364	86,344	76,518	69,702	59,841	62,741	88,139	103,951
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44	$10.95
Value at end of period	$16.03	$14.18	$12.07	$13.92	$12.37	$9.09	$18.20	$15.26	$12.44
Number of accumulation units outstanding at end of period	6,492	6,423	5,460	11,178	13,858	11,952	8,885	5,301	360
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.06	$7.71	$8.85	$8.22	$6.29	$10.20
Value at end of period	$10.78	$9.06	$7.71	$8.85	$8.22	$6.29
Number of accumulation units outstanding at end of period	66,347	79,859	55,304	62,076	64,766	47,147
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07	$10.00
Value at end of period	$13.54	$10.48	$8.70	$9.33	$8.75	$6.69	$11.21	$11.07
Number of accumulation units outstanding at end of period	4,886	4,192	4,998	3,320	2,822	1,855	2,432	669
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$12.21	$11.88	$11.21	$10.68	$10.20	$9.78
Value at end of period	$11.77	$12.21	$11.88	$11.21	$10.68	$10.20
Number of accumulation units outstanding at end of period	11,119	12,982	13,006	4,473	1,641	192
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2012)
Value at beginning of period	$13.72	$14.05
Value at end of period	$17.92	$13.72
Number of accumulation units outstanding at end of period	812	89

CFI 232

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.83	$12.67	$13.66	$12.28	$10.55
Value at end of period	$17.67	$13.83	$12.67	$13.66	$12.28
Number of accumulation units outstanding at end of period	460	597	1,395	467	286
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.96	$37.16
Value at end of period	$49.85	$35.96
Number of accumulation units outstanding at end of period	10,318	12,732
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38	$7.77
Value at end of period	$14.56	$11.39	$10.11	$10.23	$9.44	$7.44	$10.77	$10.07	$8.73	$8.38
Number of accumulation units outstanding at end of period	51,721	52,379	52,107	76,128	75,123	63,605	53,729	68,774	58,391	58,398
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.60	$8.24	$8.85	$7.27	$5.32	$8.75	$10.17
Value at end of period	$11.27	$8.60	$8.24	$8.85	$7.27	$5.32	$8.75
Number of accumulation units outstanding at end of period	930	1,676	614	504	363	924	78
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.52	$10.90	$11.23	$9.10	$6.53
Value at end of period	$16.78	$12.52	$10.90	$11.23	$9.10
Number of accumulation units outstanding at end of period	6,609	4,618	7,406	1,490	223
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63	$10.29
Value at end of period	$19.28	$14.96	$13.20	$13.91	$11.21	$8.95	$14.92	$15.00	$13.52	$12.63
Number of accumulation units outstanding at end of period	24,390	31,653	38,136	49,394	47,684	40,065	43,628	37,123	50,215	34,990
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$9.69
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	1,193
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70	$9.48
Value at end of period	$15.38	$11.27	$10.29	$10.73	$8.85	$6.87	$11.36	$10.70
Number of accumulation units outstanding at end of period	9,449	7,127	5,966	7,922	5,764	5,023	1,669	83
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33	$10.09
Value at end of period	$21.60	$17.23	$14.42	$15.79	$14.16	$10.42	$16.95	$14.78	$12.47	$11.33
Number of accumulation units outstanding at end of period	27,172	25,053	17,859	19,713	23,033	17,613	17,622	10,098	10,377	7,461
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98	$21.35
Value at end of period	$79.91	$74.56	$62.38	$77.01	$61.32	$34.11	$66.36	$50.13	$40.49	$28.98
Number of accumulation units outstanding at end of period	19,345	15,766	17,564	20,377	21,939	20,069	20,404	20,234	21,224	14,273
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25	$15.49
Value at end of period	$32.45	$25.78	$21.49	$23.69	$20.66	$14.94	$25.26	$24.02	$20.64	$18.25
Number of accumulation units outstanding at end of period	127	127	127	126	125	96	65	56	195	149,367

CFI 233

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74	$9.97
Value at end of period	$20.91	$14.99	$12.85	$13.28	$10.88	$8.02	$13.04	$13.35	$11.74
Number of accumulation units outstanding at end of period	18,857	10,129	9,133	15,980	13,594	7,928	5,885	3,173	165
PAX WORLD BALANCED FUND
Value at beginning of period	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63	$9.59
Value at end of period	$14.70	$12.78	$11.61	$11.96	$10.80	$9.00	$13.14	$12.14	$11.08	$10.63
Number of accumulation units outstanding at end of period	19,977	18,472	20,375	28,124	26,224	24,966	15,485	11,720	5,787	956
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79	$10.46
Value at end of period	$14.59	$16.24	$15.10	$13.67	$12.79	$10.92	$11.88	$10.87	$10.90	$10.79
Number of accumulation units outstanding at end of period	26,350	37,878	47,799	43,357	34,569	40,345	20,636	16,253	26,078	12,814
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74	$10.68
Value at end of period	$8.48	$8.75	$7.90	$10.43	$9.10	$5.27	$12.74
Number of accumulation units outstanding at end of period	8,817	11,318	13,836	19,562	24,935	11,488	13,502
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66	$9.98
Value at end of period	$17.68	$15.95	$13.89	$14.29	$12.24	$7.71	$12.07	$11.53	$10.74	$10.66
Number of accumulation units outstanding at end of period	15,989	14,795	8,519	11,553	12,418	10,613	4,923	3,707	1,441	1,600
SMALLCAP WORLD FUND®
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.47	$8.68	$10.24	$8.29	$5.53
Value at end of period	$13.40	$10.47	$8.68	$10.24	$8.29
Number of accumulation units outstanding at end of period	8,271	14,906	13,379	11,284	6,047
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62	$10.33
Value at end of period	$21.11	$20.88	$18.23	$18.87	$16.94	$14.41	$13.70	$12.50	$11.14	$11.62
Number of accumulation units outstanding at end of period	48,483	50,799	44,116	51,025	44,154	48,042	22,418	16,265	8,303	1,237
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.57	$11.05	$10.49	$9.89	$8.70	$9.70
Value at end of period	$11.22	$11.57	$11.05	$10.49	$9.89	$8.70
Number of accumulation units outstanding at end of period	6,170	7,907	8,066	10,127	8,689	5,340
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83	$10.05
Value at end of period	$19.46	$14.70	$12.33	$13.10	$11.80	$8.87	$14.71	$13.42	$12.23	$10.83
Number of accumulation units outstanding at end of period	105,729	109,479	127,160	153,673	147,478	101,535	83,070	87,290	70,504	39,555
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.60	$8.74	$10.65
Value at end of period	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	14,408	12,397	5,804
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49	$10.17
Value at end of period	$12.69	$10.49	$8.72	$10.33	$8.36	$5.64	$10.49
Number of accumulation units outstanding at end of period	9,314	8,517	7,932	9,021	5,579	3,048	858
WANGER SELECT
Value at beginning of period	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42	$10.06
Value at end of period	$21.04	$15.81	$13.49	$16.57	$13.24	$8.05	$15.98	$14.77	$12.48	$11.42
Number of accumulation units outstanding at end of period	21,803	22,443	22,873	25,888	23,549	17,632	12,156	8,700	5,489	1,444

CFI 234

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
Value at beginning of period	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58	$10.42
Value at end of period	$21.75	$16.44	$13.85	$14.51	$11.90	$8.46	$14.18	$13.60	$12.75	$11.58
Number of accumulation units outstanding at end of period	15,750	18,581	19,229	28,103	20,138	15,976	10,731	14,363	12,348	463
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83	$10.01
Value at end of period	$17.79	$13.64	$12.26	$11.59	$10.34	$8.78	$13.28	$12.93	$11.08	$10.83
Number of accumulation units outstanding at end of period	93,936	86,855	74,781	86,377	87,674	74,633	55,425	53,142	48,482	42,278
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31	$16.63
Value at end of period	$34.04	$24.92	$22.21	$22.95	$18.93	$14.74	$21.83	$24.02	$20.00	$18.31
Number of accumulation units outstanding at end of period	21,199	20,331	20,115	20,927	19,957	20,995	21,884	15,413	10,452	7,952

TABLE 26
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.94	$13.15	$14.04	$12.96	$11.52
Value at end of period	$19.90	$14.94	$13.15	$14.04	$12.96
Number of accumulation units outstanding at end of period	1,450	1,088	1,075	723	723
AMANA GROWTH FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.73	$10.67	$10.99	$9.59	$9.24
Value at end of period	$14.24	$11.73	$10.67	$10.99	$9.59
Number of accumulation units outstanding at end of period	2,027	2,002	1,769	1,331	956
AMANA INCOME FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$11.97	$11.05	$10.96	$9.88	$8.92
Value at end of period	$15.35	$11.97	$11.05	$10.96	$9.88
Number of accumulation units outstanding at end of period	2,527	4,052	3,379	3,567	3
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.15	$12.47	$11.16	$10.70	$10.26
Value at end of period	$11.81	$13.15	$12.47	$11.16	$10.70
Number of accumulation units outstanding at end of period	12,158	16,526	18,747	6,588	7,196
ARIEL FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.04	$10.12	$11.55	$9.77
Value at end of period	$17.22	$12.04	$10.12	$11.55
Number of accumulation units outstanding at end of period	4,191	711	694	3,186
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.44	$7.61	$8.31	$7.93	$5.74	$5.27
Value at end of period	$11.68	$9.44	$7.61	$8.31	$7.93	$5.74
Number of accumulation units outstanding at end of period	2,407	8,520	2,106	1,648	3,878	6
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.46	$10.83	$11.72	$10.67
Value at end of period	$17.80	$12.46	$10.83	$11.72
Number of accumulation units outstanding at end of period	3,221	25	0	2,446

CFI 235

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.22	$15.39	$15.95
Value at end of period	$22.69	$17.22	$15.39
Number of accumulation units outstanding at end of period	2,115	2,115	32
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95	$14.90
Value at end of period	$22.34	$19.15	$17.53	$16.96	$15.30	$12.35	$18.20	$17.91	$16.66	$15.95
Number of accumulation units outstanding at end of period	12,258	12,949	11,338	10,334	11,115	11,283	12,869	13,334	13,393	14,502
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.82	$10.87
Value at end of period	$11.03	$10.82
Number of accumulation units outstanding at end of period	4,849	3,735
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.53	$8.38	$8.94	$7.77	$6.18	$8.11
Value at end of period	$12.33	$9.53	$8.38	$8.94	$7.77	$6.18
Number of accumulation units outstanding at end of period	3,501	4,442	4,208	4,050	1,018	156
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.53	$9.15	$9.67	$7.95	$6.08	$8.93
Value at end of period	$14.07	$10.53	$9.15	$9.67	$7.95	$6.08
Number of accumulation units outstanding at end of period	2,636	2,619	2,066	2,335	2,486	1,633
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46	$10.03
Value at end of period	$20.28	$17.07	$14.49	$16.96	$15.68	$11.40	$19.41	$16.52	$13.71	$11.46
Number of accumulation units outstanding at end of period	81,914	92,383	99,025	109,782	136,704	128,681	85,744	60,846	15,322	1,516
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63	$19.82
Value at end of period	$42.70	$32.90	$28.59	$29.67	$25.60	$19.08	$33.58	$28.89	$26.16	$22.63
Number of accumulation units outstanding at end of period	231,975	262,014	274,820	315,602	372,022	419,213	472,873	516,840	307,647	237,826
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64	$16.91
Value at end of period	$28.34	$22.37	$19.29	$19.33	$16.98	$13.19	$23.27	$23.18	$19.51	$18.64
Number of accumulation units outstanding at end of period	79,967	90,368	98,463	120,131	140,149	132,451	149,387	169,167	97,136	110,055
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72	$15.39
Value at end of period	$26.83	$19.91	$17.56	$17.73	$14.44	$11.39	$21.80	$17.37	$16.45	$15.72
Number of accumulation units outstanding at end of period	64,694	76,374	89,325	92,734	107,057	137,894	140,267	144,958	90,463	105,129
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43	$12.85
Value at end of period	$22.52	$17.46	$14.63	$17.87	$15.98	$12.77	$22.99	$19.83	$16.99	$14.43
Number of accumulation units outstanding at end of period	7,074	7,468	8,821	11,352	14,863	17,837	22,320	27,614	17,245	26,653
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76	$12.06
Value at end of period	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76
Number of accumulation units outstanding at end of period	27,098	28,292	28,377	34,898	38,808	49,190	51,720	53,377	15,286	10,292
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18	$8.79	$9.06	$8.04	$6.10	$10.19
Value at end of period	$13.23	$10.18	$8.79	$9.06	$8.04	$6.10
Number of accumulation units outstanding at end of period	17,891	19,477	19,487	24,692	26,639	8,490

CFI 236

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99	$10.83
Value at end of period	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99
Number of accumulation units outstanding at end of period	4,012	4,240	4,083	5,326	6,075	5,153	5,203	10,553	6,481	7,599
ING BALANCED PORTFOLIO
Value at beginning of period	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95	$16.60
Value at end of period	$25.09	$21.75	$19.36	$19.84	$17.59	$14.92	$21.00	$20.12	$18.50	$17.95
Number of accumulation units outstanding at end of period	169,655	196,779	198,845	219,984	268,446	274,079	344,529	397,173	150,929	156,016
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51	$11.47
Value at end of period	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51
Number of accumulation units outstanding at end of period	30,410	32,483	33,084	38,797	43,569	47,093	45,358	50,549	20,706	16,631
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.58	$12.42	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21	$10.79
Value at end of period	$20.80	$14.58	$12.42	$11.99	$11.34	$9.55	$13.55	$12.63	$11.21
Number of accumulation units outstanding at end of period	11,982	5,917	5,794	2,898	5,206	6,547	5,517	4,093	174
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.10	$8.90	$9.12	$8.12	$6.29	$10.43	$10.68
Value at end of period	$13.32	$10.10	$8.90	$9.12	$8.12	$6.29	$10.43
Number of accumulation units outstanding at end of period	42,345	49,969	46,136	49,258	56,474	59,675	67,131
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.91	$9.56	$10.19	$8.86	$6.70	$9.74
Value at end of period	$12.24	$11.91	$9.56	$10.19	$8.86	$6.70
Number of accumulation units outstanding at end of period	29,207	35,252	37,422	51,877	59,191	54,037
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31	$10.33
Value at end of period	$12.89	$12.78	$11.19	$10.34	$8.17	$6.08	$10.01	$12.31
Number of accumulation units outstanding at end of period	17,160	20,139	17,146	22,553	22,483	23,845	22,025	17,213
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76	$16.56
Value at end of period	$25.50	$19.14	$17.25	$18.30	$16.52	$12.70	$21.14	$20.53	$18.24	$17.76
Number of accumulation units outstanding at end of period	1,291	2,574	2,026	2,547	4,110	3,212	5,494	4,417	3,205	4,549
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07	$9.46
Value at end of period	$15.33	$11.08	$9.81	$10.20	$8.24	$6.68	$10.25	$10.07
Number of accumulation units outstanding at end of period	6,320	5,698	7,856	6,845	7,738	6,272	4,515	20
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83	$11.34
Value at end of period	$20.87	$15.52	$13.70	$15.56	$12.26	$8.91	$14.81	$13.09	$11.83
Number of accumulation units outstanding at end of period	13,453	15,636	25,163	28,855	21,206	20,336	20,436	20,812	2,895
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12	$9.98
Value at end of period	$13.91	$14.66	$13.74	$13.40	$11.70	$9.74	$11.66	$10.84	$10.12
Number of accumulation units outstanding at end of period	28,242	35,970	36,903	49,326	47,965	76,222	79,892	98,486	57,415

CFI 237

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.08	$11.54	$12.85	$10.68	$7.86	$13.47	$9.68
Value at end of period	$12.45	$11.08	$11.54	$12.85	$10.68	$7.86	$13.47
Number of accumulation units outstanding at end of period	83,393	92,726	96,368	97,385	118,022	101,898	71,519
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58	$12.68
Value at end of period	$22.72	$17.59	$15.37	$15.59	$13.82	$10.73	$17.41	$16.40	$14.52	$13.58
Number of accumulation units outstanding at end of period	425,042	454,739	499,693	539,591	603,771	700,974	780,871	895,372	258,276	307,389
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70	$17.10
Value at end of period	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70
Number of accumulation units outstanding at end of period	127,320	143,894	150,031	159,467	195,772	205,126	262,914	312,930	244,135	259,832
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92	$16.42
Value at end of period	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92
Number of accumulation units outstanding at end of period	80,268	91,276	96,922	108,249	132,715	152,651	172,106	180,401	116,592	89,723
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80	$12.26
Value at end of period	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80
Number of accumulation units outstanding at end of period	43,182	46,081	51,154	58,585	81,074	92,831	111,071	127,955	90,740	70,348
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02	$15.45
Value at end of period	$21.66	$21.94	$20.28	$19.08	$17.57	$15.93	$17.61	$16.80	$16.33	$16.02
Number of accumulation units outstanding at end of period	74,832	84,220	95,720	121,805	146,012	158,912	160,354	176,238	62,041	65,146
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.13	$6.93	$7.98	$7.48	$5.92	$10.01
Value at end of period	$9.76	$8.13	$6.93	$7.98	$7.48	$5.92
Number of accumulation units outstanding at end of period	33,557	31,983	34,769	37,050	50,082	3,345
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91	$10.26
Value at end of period	$15.82	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91
Number of accumulation units outstanding at end of period	24,855	32,052	40,349	55,010	78,546	100,466	108,102	100,267	76,291	64,416
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30	$10.66
Value at end of period	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30
Number of accumulation units outstanding at end of period	17,445	13,728	17,880	19,494	25,134	23,297	24,987	24,864	6,189	5,507
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07	$10.33
Value at end of period	$17.35	$14.04	$12.59	$12.88	$11.60	$9.56	$12.62	$12.33	$11.07
Number of accumulation units outstanding at end of period	90,749	127,399	106,340	121,148	146,129	173,779	202,843	236,757	159,936
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05	$10.93
Value at end of period	$17.01	$12.85	$11.35	$11.73	$10.55	$8.61	$12.85	$12.67	$11.05
Number of accumulation units outstanding at end of period	13,559	15,545	18,508	18,517	19,659	20,661	16,290	15,542	2,792
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41	$11.60
Value at end of period	$21.23	$22.78	$19.35	$23.95	$20.14	$11.88	$24.65	$18.01	$13.41
Number of accumulation units outstanding at end of period	9,542	12,463	12,805	15,884	19,215	23,371	26,816	21,219	2,733

CFI 238

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06	$11.79
Value at end of period	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06
Number of accumulation units outstanding at end of period	6,952	5,259	8,575	9,169	10,445	10,941	15,043	17,947	6,179	2,497
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30	$11.20
Value at end of period	$21.74	$15.83	$13.49	$13.83	$11.04	$8.77	$12.66	$13.03	$11.30
Number of accumulation units outstanding at end of period	4,226	3,704	3,436	3,032	2,739	1,674	2,145	1,527	458
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.03	$10.31	$10.31
Value at end of period	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	56,001	71,806	69,383
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	135,644	117,329	133,935	137,361	178,785	206,885	239,700
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.84	$9.72	$9.97	$8.40	$6.57	$10.23
Value at end of period	$14.57	$10.84	$9.72	$9.97	$8.40	$6.57
Number of accumulation units outstanding at end of period	6,018	4,596	6,656	9,503	9,317	8,081
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.30	$14.84	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14	$11.96
Value at end of period	$19.13	$16.30	$14.84	$14.77	$13.60	$11.67	$15.21	$14.79	$13.37	$13.14
Number of accumulation units outstanding at end of period	19,563	25,476	25,094	20,948	25,440	28,139	27,027	30,812	22,327	17,416
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$19.89	$17.76	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42	$11.11
Value at end of period	$23.63	$19.89	$17.76	$16.89	$15.03	$11.45	$18.59	$14.76	$11.42
Number of accumulation units outstanding at end of period	18,474	19,768	21,700	21,894	27,683	32,852	22,458	15,471	130
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32	$9.36
Value at end of period	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32
Number of accumulation units outstanding at end of period	17,142	11,039	10,829	6,689	7,884	6,487	2,446	5,707	208	857
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54	$12.55
Value at end of period	$13.27	$13.42	$13.57	$13.72	$13.85	$13.96	$13.76	$13.24	$12.77	$12.54
Number of accumulation units outstanding at end of period	100,988	105,952	128,666	125,613	169,795	201,803	189,178	185,984	61,014	103,759
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80	$9.86
Value at end of period	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	17,078	17,228	20,394	22,545	33,744	34,878	33,068	18,008
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13	$10.42
Value at end of period	$19.12	$15.22	$12.65	$13.93	$12.14	$8.80	$14.91	$14.15	$12.13
Number of accumulation units outstanding at end of period	215,983	253,995	257,763	300,492	348,809	368,464	440,703	503,672	360,152

CFI 239

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49	$10.25
Value at end of period	$17.83	$17.08	$15.15	$14.67	$12.99	$8.80	$11.49	$11.30	$10.49
Number of accumulation units outstanding at end of period	8,821	9,506	8,502	7,145	4,559	2,705	5,256	11,288	2,233
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38	$11.03
Value at end of period	$15.74	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38
Number of accumulation units outstanding at end of period	37,986	43,285	44,639	46,834	55,341	54,300	38,904	33,800	24,313	25,945
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58	$10.16
Value at end of period	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	4,662	5,804	1,694	1,227	2,331	858	549	64
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	791	1,702	1,267	96	66
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.42	$9.12	$8.99	$8.11	$6.63	$8.94
Value at end of period	$13.60	$10.42	$9.12	$8.99	$8.11	$6.63
Number of accumulation units outstanding at end of period	11,912	12,216	14,574	9,491	8,501	1,375
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.82	$12.93	$13.00	$11.84	$10.05
Value at end of period	$19.25	$14.82	$12.93	$13.00	$11.84
Number of accumulation units outstanding at end of period	3,102	2,994	3,843	2,965	1,726
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.62	$15.43	$15.96	$12.83	$11.40
Value at end of period	$23.49	$17.62	$15.43	$15.96	$12.83
Number of accumulation units outstanding at end of period	5,915	5,821	6,393	8,606	5,761
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.39	$9.84	$10.15	$8.20	$5.92	$9.34
Value at end of period	$15.11	$11.39	$9.84	$10.15	$8.20	$5.92
Number of accumulation units outstanding at end of period	8,906	5,536	5,342	3,039	5,275	959
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.85	$10.33	$10.87	$8.70	$6.95	$10.32
Value at end of period	$16.25	$11.85	$10.33	$10.87	$8.70	$6.95
Number of accumulation units outstanding at end of period	3,982	2,358	1,150	529	574	1,944
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45	$6.84
Value at end of period	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.45
Number of accumulation units outstanding at end of period	13,161	14,332	12,436	10,166	9,166	6,824	5,023	3,720	2,150	1,800
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35	$19.76
Value at end of period	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35
Number of accumulation units outstanding at end of period	35,704	38,603	45,379	44,898	50,706	58,496	62,006	74,969	76,125	87,891

CFI 240

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69	$10.40
Value at end of period	$13.57	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.69
Number of accumulation units outstanding at end of period	22,979	29,745	34,877	46,517	80,898	45,987	48,075	28,240	1,757
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92	$10.55
Value at end of period	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$10.92
Number of accumulation units outstanding at end of period	47,337	54,189	57,495	64,088	100,241	61,989	40,204	16,553	1,464
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07	$10.79
Value at end of period	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	55,103	61,812	65,899	65,999	81,376	60,945	37,839	23,517	4,488
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28	$10.80
Value at end of period	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.28
Number of accumulation units outstanding at end of period	31,884	36,531	31,149	38,066	36,848	25,773	14,280	5,417	350
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.35	$10.81	$11.72
Value at end of period	$15.08	$12.35	$10.81
Number of accumulation units outstanding at end of period	8,037	863	231
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$10.27	$9.98
Value at end of period	$11.74	$10.27
Number of accumulation units outstanding at end of period	295	61
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$11.11
Value at end of period	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	219	20	5	65	3,196	5	1,333
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.86	$9.81	$9.99	$9.09	$7.46
Value at end of period	$11.76	$10.86	$9.81	$9.99	$9.09
Number of accumulation units outstanding at end of period	5,220	486	219	175	126
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65	$14.66
Value at end of period	$21.54	$19.44	$17.51	$17.40	$15.84	$13.60	$18.00	$17.21	$16.06	$15.65
Number of accumulation units outstanding at end of period	21,406	21,690	20,625	22,240	26,909	39,251	42,056	42,794	28,310	32,084
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77	$14.24
Value at end of period	$22.21	$18.36	$16.15	$16.83	$15.06	$12.16	$19.24	$18.53	$16.56	$15.77
Number of accumulation units outstanding at end of period	43,378	46,658	48,132	53,867	68,921	79,897	79,014	88,680	78,752	77,380
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50	$14.23
Value at end of period	$21.45	$18.61	$16.57	$16.86	$15.22	$12.64	$18.39	$17.64	$16.05	$15.50
Number of accumulation units outstanding at end of period	34,271	40,863	45,610	59,500	78,726	86,697	88,914	95,783	91,280	98,752

CFI 241

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94	$10.73
Value at end of period	$18.93	$15.67	$13.85	$13.61	$12.08	$9.17	$12.79	$12.40	$10.94
Number of accumulation units outstanding at end of period	156,090	158,166	150,227	154,831	142,638	117,937	103,974	64,899	5,221
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45	$10.24
Value at end of period	$20.89	$15.63	$13.62	$14.31	$11.26	$7.78	$13.84	$12.35	$11.45
Number of accumulation units outstanding at end of period	122,394	142,654	140,452	153,317	176,871	185,791	220,002	272,350	183,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69	$12.81
Value at end of period	$23.53	$18.35	$15.83	$16.16	$14.22	$11.51	$18.11	$17.77	$15.10	$14.69
Number of accumulation units outstanding at end of period	21,904	20,758	22,183	27,945	35,342	35,274	37,594	46,251	16,298	8,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98	$17.45
Value at end of period	$35.78	$25.99	$22.11	$22.61	$19.57	$13.85	$24.24	$22.31	$19.92	$18.98
Number of accumulation units outstanding at end of period	47,876	59,756	57,193	65,975	73,187	63,752	69,959	81,985	55,822	63,612
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44	$10.80
Value at end of period	$15.96	$14.12	$12.03	$13.88	$12.34	$9.07	$18.18	$15.25	$12.44
Number of accumulation units outstanding at end of period	4,228	4,608	7,376	7,419	8,716	7,371	5,990	2,889	1,214
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.04	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	53,693	58,373	36,943	46,788	57,156	64,548
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07	$10.81
Value at end of period	$13.48	$10.44	$8.67	$9.31	$8.74	$6.68	$11.20	$11.07
Number of accumulation units outstanding at end of period	1,201	1,251	1,150	602	686	636	1,389	2,935
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.18	$11.86	$11.19	$10.67	$10.19	$9.90
Value at end of period	$11.73	$12.18	$11.86	$11.19	$10.67	$10.19
Number of accumulation units outstanding at end of period	9,873	9,868	13,009	10,490	3,048	4,568
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.81	$12.65	$13.65	$12.27	$11.74
Value at end of period	$17.63	$13.81	$12.65	$13.65	$12.27
Number of accumulation units outstanding at end of period	390	50	50	2,008	40
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.95	$37.16
Value at end of period	$49.80	$35.95
Number of accumulation units outstanding at end of period	4,139	4,068
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35	$7.75
Value at end of period	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35
Number of accumulation units outstanding at end of period	21,051	26,602	27,418	30,365	37,091	39,838	47,594	62,589	24,077	36,127

CFI 242

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68	$21.14
Value at end of period	$43.05	$36.24	$32.27	$32.12	$29.97	$24.09	$28.95	$26.49	$24.21	$22.68
Number of accumulation units outstanding at end of period	72	64	58	50	42	33	23	15	7	99,265
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33	$12.01
Value at end of period	$31.60	$24.15	$20.82	$21.37	$17.18	$12.00	$21.56	$17.88	$15.92	$14.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	12	289	12	161,764
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21	$16.75
Value at end of period	$26.43	$26.78	$25.00	$23.69	$22.20	$19.83	$18.92	$17.88	$17.36	$17.21
Number of accumulation units outstanding at end of period	0	0	11	11	11	10	22	513	413	22,339
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98	$16.39
Value at end of period	$24.66	$19.43	$16.36	$19.19	$16.76	$12.31	$22.50	$20.77	$17.77	$16.98
Number of accumulation units outstanding at end of period	119	103	91	78	63	46	35	158	13	165,204
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.57	$8.22	$8.84	$7.26	$5.31	$8.25
Value at end of period	$11.24	$8.57	$8.22	$8.84	$7.26	$5.31
Number of accumulation units outstanding at end of period	57	192	39	30	119	134
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.49	$10.88	$11.21	$9.09	$7.16	$9.61
Value at end of period	$16.73	$12.49	$10.88	$11.21	$9.09	$7.16
Number of accumulation units outstanding at end of period	4,802	4,468	4,895	4,346	4,679	1,710
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60	$10.28
Value at end of period	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60
Number of accumulation units outstanding at end of period	30,453	33,973	32,890	36,984	47,914	53,990	64,002	76,390	18,052	23,810
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during September 2013)
Value at beginning of period	$9.59
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	26
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35	$10.69
Value at end of period	$15.32	$11.24	$10.26	$10.70	$8.83	$6.86	$11.35
Number of accumulation units outstanding at end of period	5,833	4,854	4,487	3,783	3,637	1,736	340
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33	$10.12
Value at end of period	$21.50	$17.15	$14.37	$15.74	$14.12	$10.39	$16.92	$14.76	$12.46	$11.33
Number of accumulation units outstanding at end of period	13,240	12,312	14,209	17,976	19,204	19,817	22,209	20,029	7,179	2,962
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92	$21.66
Value at end of period	$79.37	$74.10	$62.03	$76.61	$61.03	$33.97	$66.12	$49.97	$40.38	$28.92
Number of accumulation units outstanding at end of period	29,805	33,298	33,151	37,535	42,528	38,610	39,851	53,110	14,542	7,115
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19	$14.44
Value at end of period	$32.20	$25.59	$21.34	$23.54	$20.54	$14.86	$25.14	$23.92	$20.56	$18.19
Number of accumulation units outstanding at end of period	52	52	349	359	373	319	307	336	66	83,303

CFI 243

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73	$11.11
Value at end of period	$20.82	$14.93	$12.80	$13.24	$10.86	$8.00	$13.02	$13.34	$11.73
Number of accumulation units outstanding at end of period	3,429	2,399	3,618	3,692	3,606	5,762	7,126	7,787	998
PAX WORLD BALANCED FUND
Value at beginning of period	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61	$9.54
Value at end of period	$14.60	$12.70	$11.54	$11.89	$10.75	$8.96	$13.09	$12.10	$11.05	$10.61
Number of accumulation units outstanding at end of period	27,678	27,189	28,289	33,814	36,075	46,317	43,591	61,840	15,096	3,783
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79	$10.43
Value at end of period	$14.51	$16.17	$15.04	$13.63	$12.75	$10.90	$11.86	$10.85	$10.89	$10.79
Number of accumulation units outstanding at end of period	55,660	71,972	60,243	59,036	46,515	40,014	24,753	23,310	11,316	4,166
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74	$10.67
Value at end of period	$8.46	$8.73	$7.88	$10.41	$9.09	$5.26	$12.74
Number of accumulation units outstanding at end of period	8,739	11,312	13,253	16,867	24,517	21,863	16,143
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65	$10.35
Value at end of period	$17.59	$15.88	$13.84	$14.24	$12.20	$7.69	$12.05	$11.51	$10.74	$10.65
Number of accumulation units outstanding at end of period	9,883	10,629	11,298	14,218	17,456	18,956	26,903	18,323	2,134	2,409
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.45	$8.66	$10.23	$8.28	$5.45	$9.38
Value at end of period	$13.36	$10.45	$8.66	$10.23	$8.28	$5.45
Number of accumulation units outstanding at end of period	2,227	2,408	1,855	5,575	6,229	1,648
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62	$10.76
Value at end of period	$21.00	$20.78	$18.16	$18.81	$16.89	$14.37	$13.68	$12.48	$11.13	$11.62
Number of accumulation units outstanding at end of period	66,852	68,596	67,553	71,487	89,902	71,677	56,231	53,829	10,088	1,133
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.55	$11.03	$10.48	$9.88	$8.70	$9.67
Value at end of period	$11.19	$11.55	$11.03	$10.48	$9.88	$8.70
Number of accumulation units outstanding at end of period	5,293	7,920	8,866	6,708	5,716	3,461
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82	$9.90
Value at end of period	$19.37	$14.64	$12.28	$13.06	$11.77	$8.85	$14.69	$13.40	$12.22	$10.82
Number of accumulation units outstanding at end of period	140,070	154,558	178,664	205,347	247,547	238,743	156,979	154,499	32,998	9,197
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.60	$8.74	$10.92
Value at end of period	$3.65	$7.60	$8.74
Number of accumulation units outstanding at end of period	6,316	5,006	1,517
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49	$10.53
Value at end of period	$12.65	$10.46	$8.70	$10.31	$8.35	$5.64	$10.49
Number of accumulation units outstanding at end of period	26,026	26,469	25,330	18,723	11,102	7,872	4,389
WANGER SELECT
Value at beginning of period	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42	$9.43
Value at end of period	$20.94	$15.74	$13.44	$16.51	$13.20	$8.03	$15.96	$14.76	$12.47	$11.42
Number of accumulation units outstanding at end of period	21,640	26,435	30,529	39,157	36,490	38,325	36,933	36,890	2,968	1,239

CFI 244

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
Value at beginning of period	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58	$9.99
Value at end of period	$21.65	$16.37	$13.80	$14.47	$11.86	$8.44	$14.15	$13.58	$12.74	$11.58
Number of accumulation units outstanding at end of period	10,367	9,829	11,033	9,952	10,952	13,782	14,889	15,593	1,261	24
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82	$10.18
Value at end of period	$17.70	$13.58	$12.21	$11.55	$10.31	$8.76	$13.26	$12.91	$11.07	$10.82
Number of accumulation units outstanding at end of period	32,927	39,239	43,088	49,817	60,162	60,153	62,681	73,234	20,787	8,984
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27	$16.27
Value at end of period	$33.81	$24.77	$22.09	$22.83	$18.84	$14.68	$21.75	$23.94	$19.95	$18.27
Number of accumulation units outstanding at end of period	33,256	32,602	33,566	42,598	39,610	46,123	41,654	47,470	7,980	2,724

TABLE 27
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$14.91	$13.14	$13.48
Value at end of period	$19.85	$14.91	$13.14
Number of accumulation units outstanding at end of period	273	184	14
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.70	$10.65	$10.98	$9.59	$8.46
Value at end of period	$14.20	$11.70	$10.65	$10.98	$9.59
Number of accumulation units outstanding at end of period	985	8,074	7,014	10,857	3,738
AMANA INCOME FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.95	$11.03	$10.95	$9.87	$8.94
Value at end of period	$15.31	$11.95	$11.03	$10.95	$9.87
Number of accumulation units outstanding at end of period	3,841	3,115	1,773	1,127	737
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.12	$12.45	$11.15	$10.70	$10.28
Value at end of period	$11.78	$13.12	$12.45	$11.15	$10.70
Number of accumulation units outstanding at end of period	6,138	6,101	1,741	4,274	3,791
ARIEL FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.02	$11.18
Value at end of period	$17.19	$12.02
Number of accumulation units outstanding at end of period	7	19
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.41	$7.60	$8.29	$7.92	$5.74	$5.71
Value at end of period	$11.64	$9.41	$7.60	$8.29	$7.92	$5.74
Number of accumulation units outstanding at end of period	1,254	1,018	3,035	4	285	470
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.45	$10.82	$12.48
Value at end of period	$17.77	$12.45	$10.82
Number of accumulation units outstanding at end of period	4,336	1,930	766

CFI 245

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.19	$15.37	$15.65	$12.60	$11.91
Value at end of period	$22.64	$17.19	$15.37	$15.65	$12.60
Number of accumulation units outstanding at end of period	1,177	935	627	0	77
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88	$14.85
Value at end of period	$22.14	$18.99	$17.39	$16.83	$15.20	$12.28	$18.09	$17.82	$16.58	$15.88
Number of accumulation units outstanding at end of period	5,301	9,475	7,707	6,421	5,411	6,665	5,606	16,044	17,247	11,929
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.82	$9.46	$9.27
Value at end of period	$11.02	$10.82	$9.46
Number of accumulation units outstanding at end of period	4	0	266
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$9.51	$8.37	$8.93	$7.77	$5.99
Value at end of period	$12.29	$9.51	$8.37	$8.93	$7.77
Number of accumulation units outstanding at end of period	3,252	2,169	1,830	3,065	43
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.51	$9.13	$9.65	$7.95	$6.08	$7.07
Value at end of period	$14.03	$10.51	$9.13	$9.65	$7.95	$6.08
Number of accumulation units outstanding at end of period	177	43	7,981	7,153	28	1,086
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45	$10.22
Value at end of period	$20.18	$17.00	$14.43	$16.90	$15.64	$11.38	$19.37	$16.49	$13.70	$11.45
Number of accumulation units outstanding at end of period	18,334	30,154	23,078	28,714	23,499	9,980	12,276	8,646	4,357	214
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53	$19.75
Value at end of period	$42.32	$32.63	$28.36	$29.45	$25.43	$18.96	$33.39	$28.74	$26.03	$22.53
Number of accumulation units outstanding at end of period	20,086	45,737	51,767	53,378	80,196	53,125	63,422	73,890	67,723	36,012
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56	$16.84
Value at end of period	$28.09	$22.19	$19.14	$19.19	$16.86	$13.11	$23.13	$23.06	$19.42	$18.56
Number of accumulation units outstanding at end of period	12,836	16,005	24,054	34,666	49,321	42,895	56,507	62,250	47,941	28,000
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66	$15.33
Value at end of period	$26.60	$19.74	$17.42	$17.60	$14.34	$11.31	$21.68	$17.28	$16.37	$15.66
Number of accumulation units outstanding at end of period	13,451	22,372	36,160	45,184	65,323	59,660	73,333	94,279	86,202	49,508
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37	$12.80
Value at end of period	$22.32	$17.32	$14.52	$17.74	$15.87	$12.69	$22.86	$19.72	$16.90	$14.37
Number of accumulation units outstanding at end of period	3,602	4,810	10,645	11,970	12,748	9,198	10,930	15,843	9,272	7,735
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73	$12.05
Value at end of period	$28.29	$21.01	$17.96	$18.89	$14.91	$11.68	$17.65	$18.30	$15.83	$14.73
Number of accumulation units outstanding at end of period	2,564	12,258	15,052	19,302	24,341	16,535	10,934	9,892	8,091	2,444
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.15	$8.77	$9.05	$8.04	$6.10	$7.10
Value at end of period	$13.19	$10.15	$8.77	$9.05	$8.04	$6.10
Number of accumulation units outstanding at end of period	2,518	1,918	213	10,876	10,182	256

CFI 246

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98	$10.82
Value at end of period	$25.34	$19.52	$16.98	$17.75	$14.72	$10.98	$15.13	$15.77	$13.83	$12.98
Number of accumulation units outstanding at end of period	1,620	4,070	2,347	2,836	4,756	853	3,625	4,969	2,082	571
ING BALANCED PORTFOLIO
Value at beginning of period	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88	$16.54
Value at end of period	$24.87	$21.57	$19.21	$19.70	$17.47	$14.83	$20.87	$20.01	$18.41	$17.88
Number of accumulation units outstanding at end of period	4,208	7,544	13,186	13,315	28,081	15,527	25,177	32,683	44,298	34,210
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49	$11.46
Value at end of period	$29.13	$21.23	$17.96	$17.78	$14.22	$10.65	$18.34	$17.50	$15.37	$14.49
Number of accumulation units outstanding at end of period	4,161	8,880	9,649	10,052	13,309	10,006	13,176	13,409	9,472	1,809
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.52	$12.38	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21	$10.81
Value at end of period	$20.71	$14.52	$12.38	$11.96	$11.31	$9.53	$13.53	$12.61	$11.21
Number of accumulation units outstanding at end of period	417	1,048	1,443	1,548	2,248	1,637	2,270	1,393	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.07	$8.88	$9.11	$8.11	$6.29	$10.42	$10.68
Value at end of period	$13.28	$10.07	$8.88	$9.11	$8.11	$6.29	$10.42
Number of accumulation units outstanding at end of period	9,812	13,445	21,969	30,462	25,759	19,287	29,654
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.88	$9.54	$10.18	$8.86	$6.70	$9.74
Value at end of period	$12.21	$11.88	$9.54	$10.18	$8.86	$6.70
Number of accumulation units outstanding at end of period	4,637	5,252	3,427	3,358	9,242	5,878
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30	$11.24
Value at end of period	$12.85	$12.74	$11.16	$10.31	$8.16	$6.07	$10.00	$12.30
Number of accumulation units outstanding at end of period	5,694	7,550	9,724	7,544	3,649	1,941	730	6,190
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73	$16.55
Value at end of period	$25.34	$19.03	$17.16	$18.22	$16.46	$12.65	$21.07	$20.48	$18.20	$17.73
Number of accumulation units outstanding at end of period	2,883	3,291	2,662	3,366	3,390	1,442	730	1,038	1,089	607
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24	$10.19
Value at end of period	$15.27	$11.04	$9.79	$10.18	$8.22	$6.67	$10.24
Number of accumulation units outstanding at end of period	1,079	1,007	367	639	2,005	1,912	1,086
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83	$11.49
Value at end of period	$20.78	$15.46	$13.65	$15.52	$12.23	$8.90	$14.79	$13.08	$11.83
Number of accumulation units outstanding at end of period	1,423	1,581	2,975	4,847	3,644	2,845	955	136	596
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11	$9.98
Value at end of period	$13.71	$14.60	$13.69	$13.36	$11.56	$9.71	$11.64	$10.83	$10.11
Number of accumulation units outstanding at end of period	9,248	19,221	30,080	48,231	64,383	63,282	65,624	65,199	59,076

CFI 247

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.05	$11.51	$12.82	$10.67	$7.85	$13.47	$9.68
Value at end of period	$12.40	$11.05	$11.51	$12.82	$10.67	$7.85	$13.47
Number of accumulation units outstanding at end of period	5,492	8,760	10,761	13,303	19,308	8,373	19,633
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53	$12.63
Value at end of period	$22.52	$17.45	$15.25	$15.48	$13.72	$10.66	$17.31	$16.31	$14.45	$13.53
Number of accumulation units outstanding at end of period	23,419	35,212	35,570	42,547	47,768	40,050	49,369	63,530	59,264	56,740
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62	$17.04
Value at end of period	$28.40	$21.62	$19.12	$19.37	$17.20	$14.13	$22.78	$21.95	$19.39	$18.62
Number of accumulation units outstanding at end of period	6,699	17,221	22,163	29,870	40,419	36,043	61,315	70,761	77,604	34,594
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86	$16.37
Value at end of period	$34.09	$25.64	$22.05	$22.57	$18.74	$14.40	$23.34	$22.39	$20.71	$18.86
Number of accumulation units outstanding at end of period	11,481	16,922	19,580	33,316	52,801	29,270	40,565	55,277	47,243	20,823
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75	$12.23
Value at end of period	$24.66	$17.49	$15.75	$16.06	$13.23	$10.72	$16.34	$17.64	$15.68	$14.75
Number of accumulation units outstanding at end of period	17,161	20,625	18,575	18,243	29,637	13,078	20,960	24,855	20,641	10,934
ING INDEX SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$14.63
Value at end of period	$15.23
Number of accumulation units outstanding at end of period	5,133
ING INDEX SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.80
Value at end of period	$17.18
Number of accumulation units outstanding at end of period	11,802
ING INDEX SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.50
Value at end of period	$18.46
Number of accumulation units outstanding at end of period	9,374
ING INDEX SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$16.83
Value at end of period	$19.32
Number of accumulation units outstanding at end of period	12,340
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$13.32
Value at end of period	$15.28
Number of accumulation units outstanding at end of period	2,272
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95	$15.39
Value at end of period	$21.47	$21.75	$20.13	$18.94	$17.45	$15.83	$17.51	$16.71	$16.25	$15.95
Number of accumulation units outstanding at end of period	10,601	15,700	23,276	30,972	39,306	44,153	57,372	66,886	50,430	48,088

CFI 248

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.11	$6.92	$7.97	$7.48	$5.27
Value at end of period	$9.73	$8.11	$6.92	$7.97	$7.48
Number of accumulation units outstanding at end of period	2,891	5,472	7,185	7,906	8,312
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.13	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89	$10.25
Value at end of period	$15.72	$13.13	$11.14	$13.26	$13.09	$10.42	$18.42	$16.44	$12.85	$11.89
Number of accumulation units outstanding at end of period	1,153	2,511	2,191	9,118	16,242	7,374	3,983	4,691	5,164	3,069
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28	$10.65
Value at end of period	$19.04	$14.27	$12.17	$12.58	$11.06	$8.71	$13.88	$14.37	$12.56	$12.28
Number of accumulation units outstanding at end of period	3,082	4,622	2,702	5,892	13,994	4,314	5,370	8,121	5,424	799
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06	$10.15
Value at end of period	$16.68	$13.51	$12.53	$12.82	$11.18	$9.22	$12.59	$11.90	$11.06
Number of accumulation units outstanding at end of period	15,872	29,731	56,344	72,943	95,098	68,007	107,065	153,266	131,180
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05	$10.33
Value at end of period	$16.93	$12.80	$11.31	$11.70	$10.52	$8.59	$12.83	$12.66	$11.05
Number of accumulation units outstanding at end of period	1,503	5,007	4,180	3,491	4,621	2,463	1,550	865	162
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41	$11.76
Value at end of period	$21.14	$22.70	$19.29	$23.88	$20.09	$11.85	$24.62	$17.99	$13.41
Number of accumulation units outstanding at end of period	3,171	4,339	2,365	3,028	2,594	1,268	2,886	2,323	578
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04	$11.78
Value at end of period	$27.12	$20.86	$17.59	$17.49	$14.39	$11.59	$17.52	$17.33	$15.05	$14.04
Number of accumulation units outstanding at end of period	931	5,689	5,321	4,291	6,926	3,517	3,518	7,599	6,143	346
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02	$12.11
Value at end of period	$21.65	$15.77	$13.44	$13.79	$11.01	$8.75	$12.65	$13.02
Number of accumulation units outstanding at end of period	1,483	1,772	837	392	1,396	839	399	47
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.02	$10.30	$10.31
Value at end of period	$15.55	$12.02	$10.30
Number of accumulation units outstanding at end of period	10,415	9,715	13,040
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12	$9.35
Value at end of period	$12.39	$9.58	$8.46	$8.27	$7.01	$6.30	$9.12
Number of accumulation units outstanding at end of period	25,510	33,645	37,806	10,651	29,670	12,131	14,760
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.82	$9.70	$9.96	$8.39	$6.57	$10.23
Value at end of period	$14.53	$10.82	$9.70	$9.96	$8.39	$6.57
Number of accumulation units outstanding at end of period	1,746	4,045	3,307	1,881	2,599	3,658

CFI 249

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.23	$14.77	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13	$11.96
Value at end of period	$19.03	$16.23	$14.77	$14.72	$13.56	$11.64	$15.17	$14.76	$13.35	$13.13
Number of accumulation units outstanding at end of period	2,189	6,733	7,139	5,882	22,412	17,724	17,438	15,389	7,216	2,099
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$19.82	$17.70	$16.84	$14.99	$11.43	$18.56	$14.75	$11.68
Value at end of period	$23.53	$19.82	$17.70	$16.84	$14.99	$11.43	$18.56	$14.75
Number of accumulation units outstanding at end of period	1,424	5,303	5,782	8,179	4,474	3,595	3,783	1,788
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30	$9.35
Value at end of period	$23.84	$18.29	$16.21	$16.49	$12.80	$9.16	$14.86	$11.96	$11.23	$10.30
Number of accumulation units outstanding at end of period	4,633	5,221	3,291	1,552	4,821	2,662	1,960	2,702	1,260	761
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48	$12.50
Value at end of period	$13.15	$13.31	$13.47	$13.62	$13.76	$13.88	$13.68	$13.17	$12.71	$12.48
Number of accumulation units outstanding at end of period	56,621	76,111	78,429	75,578	94,130	60,966	109,772	90,227	65,703	48,216
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80	$10.27
Value at end of period	$13.67	$10.59	$9.70	$10.26	$8.94	$7.27	$11.24	$10.80
Number of accumulation units outstanding at end of period	2,380	6,526	4,900	4,502	5,995	4,298	3,634	6
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12	$10.11
Value at end of period	$18.30	$15.14	$12.59	$13.87	$12.09	$8.77	$14.31	$14.12	$12.12
Number of accumulation units outstanding at end of period	18,555	42,582	66,084	96,938	140,810	124,953	163,057	198,516	188,362
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49	$10.45
Value at end of period	$17.75	$17.01	$15.10	$14.63	$12.96	$8.78	$11.47	$11.29	$10.49
Number of accumulation units outstanding at end of period	1,544	2,459	3,318	4,282	4,162	2,612	1,035	523	186
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.15	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36	$11.02
Value at end of period	$15.65	$16.15	$15.15	$14.85	$13.97	$12.55	$12.73	$11.78	$11.46	$11.36
Number of accumulation units outstanding at end of period	9,064	21,194	18,134	18,116	25,607	23,609	27,138	23,365	18,181	2,786
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58	$10.00
Value at end of period	$18.78	$16.92	$14.74	$15.03	$12.78	$7.74	$11.09	$10.58
Number of accumulation units outstanding at end of period	8,975	8,120	5,384	7,316	3,515	333	338	471
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.28	$14.39	$13.98	$12.54	$10.70
Value at end of period	$21.23	$16.28	$14.39	$13.98	$12.54
Number of accumulation units outstanding at end of period	2,177	1,732	170	2,959	920
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.39	$9.10	$8.98	$8.10	$6.63	$9.31
Value at end of period	$13.56	$10.39	$9.10	$8.98	$8.10	$6.63
Number of accumulation units outstanding at end of period	1,061	1,166	4,542	4,944	5,126	23

CFI 250

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.79	$12.91	$12.99	$11.83	$10.05
Value at end of period	$19.21	$14.79	$12.91	$12.99	$11.83
Number of accumulation units outstanding at end of period	1,255	1,261	243	160	258
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.58	$15.41	$15.94	$12.82	$11.40
Value at end of period	$23.44	$17.58	$15.41	$15.94	$12.82
Number of accumulation units outstanding at end of period	204	212	640	3,093	1,125
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.36	$9.83	$10.13	$8.19	$5.47
Value at end of period	$15.07	$11.36	$9.83	$10.13	$8.19
Number of accumulation units outstanding at end of period	1,589	1,953	579	1,224	1,053
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.82	$10.31	$10.86	$8.69	$6.95	$9.69
Value at end of period	$16.21	$11.82	$10.31	$10.86	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,228	1,164	256	1,828	1,481	181
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43	$6.83
Value at end of period	$16.55	$12.05	$10.59	$10.62	$8.12	$6.27	$9.69	$8.91	$8.01	$7.43
Number of accumulation units outstanding at end of period	165	3,787	1,155	1,054	4,543	3,260	2,802	3,845	3,387	2,397
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26	$19.69
Value at end of period	$45.86	$33.69	$29.78	$30.90	$25.15	$19.95	$29.29	$27.99	$24.25	$22.26
Number of accumulation units outstanding at end of period	3,882	6,230	7,578	10,137	10,298	4,544	8,816	14,749	19,364	16,680
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.54	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68	$10.35
Value at end of period	$13.51	$12.54	$11.38	$11.60	$10.56	$8.73	$12.09	$11.69	$10.68
Number of accumulation units outstanding at end of period	7,891	13,901	24,414	28,164	21,220	6,739	3,858	352	44
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91	$10.38
Value at end of period	$14.13	$12.30	$10.97	$11.46	$10.19	$8.20	$12.55	$12.14	$10.91
Number of accumulation units outstanding at end of period	27,845	39,040	60,115	66,135	40,897	22,182	9,322	5,562	2,634
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07	$10.50
Value at end of period	$14.79	$12.44	$10.94	$11.60	$10.25	$8.08	$12.99	$12.48	$11.07
Number of accumulation units outstanding at end of period	34,617	44,828	39,426	36,169	23,877	11,383	13,813	2,550	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28	$10.53
Value at end of period	$15.16	$12.43	$10.89	$11.62	$10.22	$7.96	$13.40	$12.82	$11.28
Number of accumulation units outstanding at end of period	22,901	26,985	45,185	37,286	35,894	13,003	15,054	2,225	323
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.33	$10.80	$11.53	$10.84
Value at end of period	$15.05	$12.33	$10.80	$11.53
Number of accumulation units outstanding at end of period	2,865	1,132	517	26

CFI 251

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.25	$9.12	$9.46	$8.37
Value at end of period	$11.71	$10.25	$9.12	$9.46
Number of accumulation units outstanding at end of period	127	43	677	265
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93	$10.42
Value at end of period	$13.34	$12.62	$11.64	$11.74	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	327	461	84	98	294	37	337	129
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.83	$9.79	$9.98	$9.08	$7.52
Value at end of period	$11.72	$10.83	$9.79	$9.98	$9.08
Number of accumulation units outstanding at end of period	578	24	0	249	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58	$14.60
Value at end of period	$21.35	$19.28	$17.37	$17.27	$15.74	$13.51	$17.89	$17.12	$15.98	$15.58
Number of accumulation units outstanding at end of period	3,761	2,963	5,341	4,775	5,581	5,189	8,445	6,303	3,972	5,634
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70	$14.19
Value at end of period	$22.02	$18.21	$16.02	$16.70	$14.95	$12.08	$19.13	$18.43	$16.48	$15.70
Number of accumulation units outstanding at end of period	4,571	7,519	8,352	9,427	10,599	9,594	16,470	21,194	17,403	14,379
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44	$14.17
Value at end of period	$21.26	$18.45	$16.44	$16.74	$15.12	$12.56	$18.28	$17.54	$15.97	$15.44
Number of accumulation units outstanding at end of period	10,523	14,846	16,255	14,388	16,476	12,123	17,776	18,294	17,281	12,416
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94	$10.82
Value at end of period	$18.85	$15.61	$13.80	$13.58	$12.05	$9.15	$12.78	$12.39	$10.94
Number of accumulation units outstanding at end of period	44,423	66,796	55,153	56,980	37,922	15,304	7,785	3,183	452
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44	$9.93
Value at end of period	$20.77	$15.55	$13.56	$14.25	$11.22	$7.53	$13.41	$11.97	$11.44
Number of accumulation units outstanding at end of period	15,802	32,531	44,212	52,364	63,514	60,842	108,033	121,511	102,308
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68	$13.36
Value at end of period	$23.41	$18.26	$15.77	$16.10	$14.18	$11.48	$18.07	$17.74	$15.08	$14.68
Number of accumulation units outstanding at end of period	8,012	12,624	14,537	17,655	17,771	12,811	14,080	11,673	6,566	371
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90	$17.38
Value at end of period	$35.47	$25.77	$21.94	$22.44	$19.44	$13.76	$24.10	$22.19	$19.82	$18.90
Number of accumulation units outstanding at end of period	6,382	11,765	11,772	11,723	21,863	19,537	26,133	27,032	23,412	12,189
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24	$12.95
Value at end of period	$15.89	$14.07	$11.99	$13.84	$12.31	$9.06	$18.15	$15.24
Number of accumulation units outstanding at end of period	177	602	462	992	2,150	6,403	5,316	1,310

CFI 252

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.02	$7.68	$8.83	$8.21	$6.29	$10.20
Value at end of period	$10.72	$9.02	$7.68	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	8,227	10,369	5,262	4,985	9,054	6,568
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06	$10.27
Value at end of period	$13.43	$10.41	$8.65	$9.28	$8.72	$6.67	$11.19	$11.06
Number of accumulation units outstanding at end of period	21	1,152	1,243	1,158	2,544	2,012	19	4
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.15	$11.84	$11.18	$10.66	$10.19	$9.61
Value at end of period	$11.70	$12.15	$11.84	$11.18	$10.66	$10.19
Number of accumulation units outstanding at end of period	1,857	1,555	2,209	896	940	17
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during January 2012)
Value at beginning of period	$13.60	$12.41
Value at end of period	$17.74	$13.60
Number of accumulation units outstanding at end of period	1,414	926
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.78	$12.64	$13.64	$12.27	$11.17
Value at end of period	$17.59	$13.78	$12.64	$13.64	$12.27
Number of accumulation units outstanding at end of period	6	2	0	910	934
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.94	$37.16
Value at end of period	$49.76	$35.94
Number of accumulation units outstanding at end of period	1,848	2,143
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33	$7.74
Value at end of period	$14.35	$11.24	$9.98	$10.11	$9.34	$7.37	$10.68	$9.99	$8.67	$8.33
Number of accumulation units outstanding at end of period	5,952	6,178	26,534	31,273	33,443	44,764	54,313	61,963	19,431	4,805
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$35.94	$32.02	$31.88	$29.11
Value at end of period	$42.67	$35.94	$32.02	$31.88
Number of accumulation units outstanding at end of period	0	35	35	35
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$23.95	$20.66	$21.21	$17.06	$11.92	$19.54
Value at end of period	$31.32	$23.95	$20.66	$21.21	$17.06	$11.92
Number of accumulation units outstanding at end of period	0	0	677	629	574	504
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.26	$16.24	$19.05	$16.64	$12.23	$18.22
Value at end of period	$24.45	$19.26	$16.24	$19.05	$16.64	$12.23
Number of accumulation units outstanding at end of period	0	0	196	177	158	135
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.55	$8.21	$8.82	$7.25	$5.31	$8.66
Value at end of period	$11.20	$8.55	$8.21	$8.82	$7.25	$5.31
Number of accumulation units outstanding at end of period	570	2,160	2,186	483	6,064	1,689

CFI 253

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.46	$10.86	$11.20	$9.08	$6.33
Value at end of period	$16.69	$12.46	$10.86	$11.20	$9.08
Number of accumulation units outstanding at end of period	28	99	42	5,006	5,930
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58	$10.27
Value at end of period	$19.04	$14.79	$13.07	$13.78	$11.12	$8.88	$14.83	$14.92	$13.46	$12.58
Number of accumulation units outstanding at end of period	3,531	8,401	8,304	7,622	14,278	11,888	13,420	17,462	30,949	25,033
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70	$9.31
Value at end of period	$15.26	$11.20	$10.23	$10.68	$8.82	$6.85	$11.34	$10.70
Number of accumulation units outstanding at end of period	5,658	6,966	4,825	3,469	1,891	319	913	400
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32	$10.71
Value at end of period	$21.40	$17.08	$14.31	$15.68	$14.08	$10.37	$16.88	$14.74	$12.45	$11.32
Number of accumulation units outstanding at end of period	8,581	14,720	16,606	9,883	12,000	7,630	8,644	5,026	3,705	143
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86	$21.55
Value at end of period	$78.85	$73.64	$61.68	$76.21	$60.74	$33.83	$65.88	$49.81	$40.27	$28.86
Number of accumulation units outstanding at end of period	3,113	9,208	8,668	5,672	4,866	2,890	4,284	5,761	3,432	616
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during January 2010)
Value at beginning of period	$25.40	$21.20	$23.39	$19.80
Value at end of period	$31.95	$25.40	$21.20	$23.39
Number of accumulation units outstanding at end of period	0	20	20	20
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73	$11.76
Value at end of period	$20.73	$14.88	$12.76	$13.21	$10.83	$7.99	$13.01	$13.33	$11.73
Number of accumulation units outstanding at end of period	1,430	2,422	2,454	2,931	2,156	1,089	1,223	369	5
PAX WORLD BALANCED FUND
Value at beginning of period	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59	$10.16
Value at end of period	$14.51	$12.62	$11.48	$11.83	$10.70	$8.93	$13.04	$12.06	$11.02	$10.59
Number of accumulation units outstanding at end of period	3,493	8,798	5,744	5,552	8,500	4,909	9,717	5,753	8,650	902
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79	$10.43
Value at end of period	$14.44	$16.10	$14.99	$13.58	$12.71	$10.87	$11.84	$10.84	$10.88	$10.79
Number of accumulation units outstanding at end of period	9,558	15,217	10,898	9,747	16,212	6,535	5,680	6,893	5,608	401
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73	$11.28
Value at end of period	$8.43	$8.70	$7.86	$10.39	$9.07	$5.26	$12.73
Number of accumulation units outstanding at end of period	3,333	6,319	6,268	5,400	2,721	2,065	4,467
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65	$10.64
Value at end of period	$17.51	$15.81	$13.79	$14.19	$12.17	$7.67	$12.03	$11.50	$10.73	$10.65
Number of accumulation units outstanding at end of period	675	2,530	2,817	3,054	3,435	2,520	1,741	1,078	381	6
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.43	$8.65	$10.22	$8.27	$7.80
Value at end of period	$13.33	$10.43	$8.65	$10.22	$8.27
Number of accumulation units outstanding at end of period	0	531	1,858	660	38

CFI 254

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61	$10.35
Value at end of period	$20.90	$20.69	$18.09	$18.75	$16.84	$14.34	$13.65	$12.47	$11.12	$11.61
Number of accumulation units outstanding at end of period	11,670	16,571	17,776	23,231	15,901	4,362	5,820	6,150	2,887	72
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.52	$11.01	$10.46	$9.87	$8.70	$9.69
Value at end of period	$11.16	$11.52	$11.01	$10.46	$9.87	$8.70
Number of accumulation units outstanding at end of period	22,868	18,837	14,561	937	1,422	3,390
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82	$9.79
Value at end of period	$19.27	$14.58	$12.24	$13.02	$11.73	$8.83	$14.66	$13.38	$12.21	$10.82
Number of accumulation units outstanding at end of period	20,739	30,223	28,207	31,818	33,967	17,588	18,292	20,426	26,926	3,356
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$7.59	$8.74	$10.89
Value at end of period	$3.64	$7.59	$8.74
Number of accumulation units outstanding at end of period	728	261	47
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48	$10.30
Value at end of period	$12.61	$10.43	$8.68	$10.29	$8.34	$5.63	$10.48
Number of accumulation units outstanding at end of period	823	4,309	3,172	3,200	3,515	2,123	24
WANGER SELECT
Value at beginning of period	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41	$9.72
Value at end of period	$20.84	$15.67	$13.39	$16.46	$13.16	$8.02	$15.93	$14.74	$12.46	$11.41
Number of accumulation units outstanding at end of period	5,199	9,410	9,507	10,673	7,402	3,397	4,651	4,582	1,558	620
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73	$11.40
Value at end of period	$21.55	$16.30	$13.75	$14.42	$11.83	$8.42	$14.12	$13.56	$12.73
Number of accumulation units outstanding at end of period	2,066	2,094	2,713	3,275	4,803	1,032	4,015	5,997	2,036
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82	$10.09
Value at end of period	$17.62	$13.52	$12.17	$11.51	$10.28	$8.74	$13.24	$12.89	$11.06	$10.82
Number of accumulation units outstanding at end of period	14,258	26,045	27,001	25,001	23,825	29,780	19,876	18,846	13,613	4,346
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23	$16.22
Value at end of period	$33.58	$24.62	$21.96	$22.71	$18.75	$14.61	$21.67	$23.87	$19.89	$18.23
Number of accumulation units outstanding at end of period	1,856	4,794	4,279	4,530	5,705	5,470	7,023	9,913	11,287	1,333

TABLE 28
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.88	$13.12	$14.02	$12.96	$10.12
Value at end of period	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	5,851	3,906	3,363	1,497	550

CFI 255

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.67	$10.63	$10.97	$9.58	$8.17
Value at end of period	$14.16	$11.67	$10.63	$10.97	$9.58
Number of accumulation units outstanding at end of period	35,373	45,766	40,445	23,838	13,148
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.92	$11.01	$10.94	$9.87	$8.23
Value at end of period	$15.27	$11.92	$11.01	$10.94	$9.87
Number of accumulation units outstanding at end of period	60,910	58,610	46,766	32,395	12,586
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.10	$12.43	$11.14	$10.69	$10.08
Value at end of period	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	64,365	118,092	49,936	29,463	13,688
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.01	$10.10	$11.54	$9.96
Value at end of period	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	8,230	2,789	2,015	828
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.38	$7.58	$8.27	$7.91	$5.73	$10.46
Value at end of period	$11.60	$9.38	$7.58	$8.27	$7.91	$5.73
Number of accumulation units outstanding at end of period	33,823	21,653	17,882	15,858	12,780	1,880
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.43	$10.81	$11.71	$9.42
Value at end of period	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	29,849	12,041	10,039	3,905
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.16	$15.35	$15.64	$12.60	$11.51
Value at end of period	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	20,616	17,703	15,179	7,661	57
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81	$14.79
Value at end of period	$21.95	$18.83	$17.26	$16.71	$15.09	$12.20	$17.99	$17.73	$16.50	$15.81
Number of accumulation units outstanding at end of period	33,388	31,472	32,943	32,468	32,907	35,566	32,304	26,160	20,886	16,388
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during June 2011)
Value at beginning of period	$10.81	$9.46	$9.64
Value at end of period	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	6,066	3,532	462
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.48	$8.35	$8.91	$7.76	$6.17	$8.80
Value at end of period	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	23,045	15,324	13,463	14,608	10,471	460
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.48	$9.11	$9.64	$7.94	$6.08	$8.94
Value at end of period	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	8,748	6,707	7,209	3,867	2,198	1,166

CFI 256

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$10.59
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	768
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.95
Value at end of period	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	232,830	228,918	220,058	202,268	167,669	127,676	92,487	48,828	24,162	3,553
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43	$19.67
Value at end of period	$41.95	$32.36	$28.14	$29.24	$25.25	$18.84	$33.19	$28.58	$25.91	$22.43
Number of accumulation units outstanding at end of period	314,615	321,489	318,801	316,690	318,093	332,769	304,741	261,881	199,896	129,478
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48	$16.78
Value at end of period	$27.85	$22.00	$18.99	$19.05	$16.75	$13.02	$23.00	$22.94	$19.32	$18.48
Number of accumulation units outstanding at end of period	98,780	102,073	118,859	130,321	143,170	156,680	158,307	152,764	131,013	109,939
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59	$15.27
Value at end of period	$26.36	$19.58	$17.29	$17.47	$14.24	$11.24	$21.55	$17.19	$16.29	$15.59
Number of accumulation units outstanding at end of period	106,438	112,941	109,897	122,306	119,463	134,845	126,275	117,621	115,218	108,714
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31	$12.75
Value at end of period	$22.12	$17.17	$14.40	$17.61	$15.76	$12.61	$22.73	$19.62	$16.82	$14.31
Number of accumulation units outstanding at end of period	26,226	23,287	22,342	22,108	24,291	27,668	22,910	21,543	17,720	15,876
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04
Value at end of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	74,098	72,669	71,483	70,809	66,301	60,560	53,895	48,595	38,989	24,929
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.13	$8.76	$9.04	$8.03	$6.10	$9.89
Value at end of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	79,078	68,969	62,132	61,947	38,454	4,596
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Value at end of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Number of accumulation units outstanding at end of period	29,197	27,313	26,404	22,984	17,480	15,366	15,180	15,798	10,540	6,474
ING BALANCED PORTFOLIO
Value at beginning of period	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80	$16.47
Value at end of period	$24.65	$21.39	$19.06	$19.56	$17.35	$14.74	$20.75	$19.91	$18.33	$17.80
Number of accumulation units outstanding at end of period	66,214	65,399	59,511	63,310	66,784	88,950	93,827	87,400	91,050	97,061
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Value at end of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Number of accumulation units outstanding at end of period	48,533	43,191	47,651	51,943	56,618	53,816	47,125	35,472	33,006	15,184
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$11.03
Value at end of period	$20.62	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	43,332	22,809	19,796	15,080	16,362	15,475	9,420	5,597	1,447

CFI 257

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.04	$8.86	$9.09	$8.10	$6.28	$10.42	$10.68
Value at end of period	$13.23	$10.04	$8.86	$9.09	$8.10	$6.28	$10.42
Number of accumulation units outstanding at end of period	57,636	55,379	58,953	56,082	73,143	77,452	73,368
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	59,591	54,697	42,045	42,679	46,291	41,246
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.44
Value at end of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	88,707	82,370	70,155	60,270	48,613	36,902	26,249	17,184
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Value at end of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Number of accumulation units outstanding at end of period	21,196	18,854	18,604	18,506	16,216	15,210	10,444	8,450	6,870	4,882
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$9.09
Value at end of period	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	12,428	10,981	15,019	9,512	6,389	3,523	983	178
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.23
Value at end of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	64,556	63,780	62,161	55,469	43,590	26,069	13,295	10,389	3,998
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10	$9.98
Value at end of period	$13.78	$14.54	$13.64	$13.32	$11.64	$9.70	$11.62	$10.82	$10.10
Number of accumulation units outstanding at end of period	119,317	147,611	154,365	167,785	166,621	168,466	151,703	127,633	125,805
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	129,333	138,665	141,309	119,967	115,701	101,622	71,073
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$11.01	$10.84	$10.22	$10.15
Value at end of period	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	1,266	692	519	346
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47	$12.58
Value at end of period	$22.33	$17.30	$15.13	$15.36	$13.63	$10.60	$17.20	$16.22	$14.38	$13.47
Number of accumulation units outstanding at end of period	107,086	92,943	105,339	113,419	67,546	95,114	107,258	120,422	117,339	126,306
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98
Value at end of period	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54
Number of accumulation units outstanding at end of period	107,379	110,542	119,042	134,963	136,322	147,669	144,971	145,259	127,900	116,478

CFI 258

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Value at end of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Number of accumulation units outstanding at end of period	115,752	122,639	131,858	139,393	147,186	151,967	149,600	149,158	125,931	104,291
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Value at end of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Number of accumulation units outstanding at end of period	77,875	76,353	78,983	83,009	88,723	94,434	94,066	98,473	83,955	67,254
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.44	$10.87	$12.07
Value at end of period	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	2,169	829	723
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88	$15.33
Value at end of period	$21.28	$21.57	$19.97	$18.80	$17.33	$15.73	$17.41	$16.62	$16.17	$15.88
Number of accumulation units outstanding at end of period	87,381	120,418	118,941	109,356	111,203	121,609	123,836	98,873	83,799	63,863
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.09	$6.90	$7.96	$7.47	$5.92	$9.13
Value at end of period	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	45,257	41,769	35,819	31,798	26,079	180
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23
Value at end of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	27,072	33,064	35,356	37,641	41,226	40,503	42,483	34,799	27,500	12,652
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Value at end of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	62,388	59,972	60,979	60,864	66,761	71,895	74,788	71,555	57,719	25,515
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06	$10.33
Value at end of period	$17.19	$13.93	$12.50	$12.80	$11.54	$9.52	$12.58	$12.31	$11.06
Number of accumulation units outstanding at end of period	230,776	239,207	261,317	277,623	290,160	298,358	306,176	299,371	267,316
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.73
Value at end of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	40,188	34,875	34,068	36,634	28,169	22,145	20,052	14,574	4,274
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.32
Value at end of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	41,276	40,964	34,444	35,795	27,745	32,316	27,218	15,244	4,853
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Value at end of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Number of accumulation units outstanding at end of period	36,442	27,054	22,150	22,079	19,312	20,976	20,009	16,290	10,412	6,702
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$11.37
Value at end of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	34,145	14,581	11,506	8,684	6,436	5,553	4,267	901	69

CFI 259

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.01	$10.30	$10.31
Value at end of period	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	59,457	45,185	36,334
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	346,534	285,218	334,634	135,255	142,095	156,353	134,203
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.79	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$14.48	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	14,436	15,616	18,966	16,862	20,420	24,173
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.15	$14.71	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12	$11.95
Value at end of period	$18.93	$16.15	$14.71	$14.66	$13.52	$11.61	$15.14	$14.74	$13.33	$13.12
Number of accumulation units outstanding at end of period	88,041	86,587	97,408	94,522	95,289	85,309	84,449	73,280	65,612	31,171
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$10.99
Value at end of period	$23.43	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	73,992	69,838	57,229	43,203	44,363	42,079	34,877	10,349	414
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33
Value at end of period	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28
Number of accumulation units outstanding at end of period	66,637	39,304	29,237	16,151	10,461	9,681	7,627	7,346	6,578	5,605
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43	$12.45
Value at end of period	$13.04	$13.20	$13.36	$13.53	$13.66	$13.79	$13.60	$13.10	$12.64	$12.43
Number of accumulation units outstanding at end of period	388,407	417,826	391,866	453,148	570,885	813,394	583,468	293,491	189,735	130,565
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$10.02
Value at end of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	16,594	16,055	18,317	18,269	18,748	14,630	12,646	126
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12	$10.42
Value at end of period	$18.95	$15.09	$12.56	$13.84	$12.08	$8.76	$14.86	$14.12	$12.12
Number of accumulation units outstanding at end of period	269,845	283,041	303,720	335,042	363,926	423,529	421,438	382,245	349,097
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$10.42
Value at end of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	48,581	45,148	31,249	27,142	18,088	11,336	10,676	4,932	266
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Value at end of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Number of accumulation units outstanding at end of period	212,750	239,081	230,617	217,264	192,986	143,141	99,218	69,753	55,455	35,513

CFI 260

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.05
Value at end of period	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	46,848	35,220	26,093	21,465	15,217	12,276	8,142	616
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	10,892	8,404	9,307	7,138	4,441
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.37	$9.09	$8.97	$8.10	$6.63	$9.13
Value at end of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	47,465	47,549	37,559	23,176	15,941	34
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	8,839	3,668	4,603	3,886	1,766
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	8,011	6,692	7,338	7,189	4,414
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.34	$9.81	$10.12	$8.18	$5.91	$9.42
Value at end of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	18,915	14,437	8,058	5,589	3,691	116
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.79	$10.29	$10.85	$8.69	$6.95	$9.59
Value at end of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	19,433	14,777	10,079	7,893	2,901	292
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82
Value at end of period	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42
Number of accumulation units outstanding at end of period	37,621	28,427	22,478	17,755	10,305	15,178	11,546	11,518	9,521	8,830
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Value at end of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Number of accumulation units outstanding at end of period	22,455	26,500	28,632	28,457	24,312	25,923	27,307	38,682	38,894	38,794
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.23
Value at end of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	144,785	147,421	138,131	141,257	116,541	81,062	33,844	9,287	5,985
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.67
Value at end of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	209,106	178,590	145,304	114,025	82,789	45,543	22,806	3,474	1,659

CFI 261

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.68
Value at end of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	208,335	176,562	172,584	132,025	92,869	63,053	29,608	11,636	5,440
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.82
Value at end of period	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	143,801	124,998	118,505	99,551	71,842	40,658	19,854	4,298	263
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.32	$10.80	$11.52	$9.78
Value at end of period	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	14,250	6,407	1,245	50
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.22	$9.10	$9.45	$8.49	$6.91	$6.90
Value at end of period	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	43,355	29,428	19,241	9,901	3,939	178
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.22
Value at end of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Number of accumulation units outstanding at end of period	18,648	19,183	14,661	13,258	10,308	5,442	3,712	3,215
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.81	$9.77	$9.96	$9.07	$7.64	$7.44
Value at end of period	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	22,890	15,579	10,056	4,370	1,563	4,030
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51	$14.55
Value at end of period	$21.16	$19.12	$17.23	$17.14	$15.63	$13.43	$17.79	$17.03	$15.91	$15.51
Number of accumulation units outstanding at end of period	40,820	47,738	42,429	36,531	34,080	22,604	14,427	13,450	15,934	13,525
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64	$14.13
Value at end of period	$21.83	$18.06	$15.90	$16.58	$14.85	$12.01	$19.02	$18.33	$16.40	$15.64
Number of accumulation units outstanding at end of period	60,057	55,168	51,877	53,891	50,097	43,263	45,479	38,767	29,864	20,916
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37	$14.12
Value at end of period	$21.07	$18.30	$16.31	$16.61	$15.02	$12.48	$18.18	$17.45	$15.89	$15.37
Number of accumulation units outstanding at end of period	100,466	91,668	86,534	83,734	71,490	47,688	40,202	39,861	39,355	28,210
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.20
Value at end of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	771,875	682,915	644,695	548,217	454,755	373,017	288,646	129,517	26,002
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44	$10.24
Value at end of period	$20.70	$15.51	$13.52	$14.22	$11.20	$7.75	$13.80	$12.32	$11.44
Number of accumulation units outstanding at end of period	118,242	118,545	120,706	130,542	151,794	167,991	154,634	139,018	140,432

CFI 262

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67	$12.93
Value at end of period	$23.29	$18.17	$15.70	$16.04	$14.13	$11.45	$18.02	$17.71	$15.06	$14.67
Number of accumulation units outstanding at end of period	86,206	79,038	81,506	74,363	69,003	59,043	49,380	35,062	21,697	5,534
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81	$17.32
Value at end of period	$35.15	$25.56	$21.77	$22.28	$19.31	$13.67	$23.96	$22.08	$19.73	$18.81
Number of accumulation units outstanding at end of period	74,112	71,056	71,920	82,769	80,998	85,842	87,681	69,189	56,851	43,781
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.70
Value at end of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	11,831	10,365	10,501	9,137	8,557	9,615	9,110	2,816	828
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	93,740	96,108	54,273	50,771	47,069	45,957
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.21
Value at end of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	18,538	15,790	13,647	12,694	11,210	7,233	6,749	2,343
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.12	$11.82	$11.16	$10.65	$10.19	$9.86
Value at end of period	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	28,138	24,570	24,759	11,090	9,615	2,233
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.54	$11.84	$12.24
Value at end of period	$17.66	$13.54	$11.84
Number of accumulation units outstanding at end of period	142	85	85
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.76	$12.62	$13.63	$12.26	$10.47
Value at end of period	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	2,612	2,139	2,543	2,442	2,001
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.92	$37.16
Value at end of period	$49.71	$35.92
Number of accumulation units outstanding at end of period	6,926	7,491
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72
Value at end of period	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31
Number of accumulation units outstanding at end of period	39,545	44,923	52,372	55,095	58,985	62,945	60,509	61,914	31,794	36,651
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61	$28.86
Value at end of period	$42.30	$35.65	$31.77	$31.65	$29.57	$23.78	$28.61
Number of accumulation units outstanding at end of period	0	0	0	0	51	41	31

CFI 263

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74	$9.41
Value at end of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	2,534	3,115	2,137	657	136	1,816	88
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.43	$10.84	$11.18	$9.08	$7.15	$7.30
Value at end of period	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	7,081	6,405	4,840	2,070	1,456	28
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Value at end of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Number of accumulation units outstanding at end of period	73,436	80,326	82,998	89,709	102,003	107,585	108,442	87,368	69,215	33,044
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.62
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	1,855
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.79
Value at end of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	11,664	10,909	18,964	8,515	6,537	3,662	3,751	50
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$10.09
Value at end of period	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	72,964	67,940	61,586	56,332	59,944	52,270	40,786	27,001	13,878	5,595
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$21.29
Value at end of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	55,761	55,514	54,437	52,253	47,303	44,277	38,360	29,258	19,044	3,753
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$21.42
Value at end of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71
Number of accumulation units outstanding at end of period	87	87	87	87	152	136	123	87
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.94
Value at end of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	22,590	18,943	18,228	18,528	15,116	9,411	6,616	3,536	174
PAX WORLD BALANCED FUND
Value at beginning of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.65
Value at end of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	32,085	37,824	64,250	67,368	69,765	59,920	47,571	41,376	30,553	8,390
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.45
Value at end of period	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	178,958	217,087	187,329	130,782	117,674	80,142	39,815	30,508	27,020	6,280

CFI 264

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.19
Value at end of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	42,720	49,862	48,365	41,439	45,739	29,802	12,549
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.97
Value at end of period	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	35,351	35,756	47,463	37,919	36,257	26,322	23,291	15,110	8,221	3,419
SMALLCAP WORLD FUND®
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.40	$8.63	$10.20	$8.27	$5.45	$5.90
Value at end of period	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	35,153	29,719	26,222	16,089	7,244	2,489
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.98
Value at end of period	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	196,923	207,345	196,714	164,242	135,707	109,146	63,434	27,115	20,640	9,002
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.49	$10.99	$10.45	$9.87	$8.70	$9.66
Value at end of period	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	37,345	40,206	26,936	25,300	12,439	1,634
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$10.02
Value at end of period	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	390,080	385,599	358,043	356,032	314,662	260,809	223,431	158,071	98,047	29,615
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$7.58	$8.73	$9.89
Value at end of period	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	29,566	21,368	10,509
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.07
Value at end of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	57,475	50,629	44,886	37,897	20,191	8,775	1,545
WANGER SELECT
Value at beginning of period	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$9.93
Value at end of period	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	50,489	49,976	53,318	54,436	47,807	44,494	34,375	17,561	8,048	3,245
WANGER USA
Value at beginning of period	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$10.25
Value at end of period	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	40,756	40,477	42,097	40,101	36,277	32,657	24,212	16,266	8,700	2,505
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$10.05
Value at end of period	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	187,494	199,762	188,333	197,118	187,503	169,986	160,198	106,492	72,248	25,186
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.20
Value at end of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	25,299	29,085	31,687	35,529	35,143	38,157	32,742	30,174	19,924	6,364

CFI 265

Condensed Financial Information (continued)

TABLE 29
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.86	$13.10	$14.43
Value at end of period	$19.76	$14.86	$13.10
Number of accumulation units outstanding at end of period	599	509	19
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.65	$10.61	$9.71
Value at end of period	$14.12	$11.65	$10.61
Number of accumulation units outstanding at end of period	1,673	1,177	680
AMANA INCOME FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.89	$11.43
Value at end of period	$15.23	$11.89
Number of accumulation units outstanding at end of period	81	82
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$13.08	$12.42	$10.89
Value at end of period	$11.73	$13.08	$12.42
Number of accumulation units outstanding at end of period	426	432	154
ARIEL FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.34
Value at end of period	$17.12
Number of accumulation units outstanding at end of period	2
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.51
Value at end of period	$17.71
Number of accumulation units outstanding at end of period	14
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.13	$15.33	$16.89
Value at end of period	$22.54	$17.13	$15.33
Number of accumulation units outstanding at end of period	120	93	55
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75	$14.73
Value at end of period	$21.75	$18.68	$17.12	$16.59	$14.99	$12.12	$17.88	$17.63	$16.42	$15.75
Number of accumulation units outstanding at end of period	2,776	2,644	2,330	10	0	246	188	141	155	2,160
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.46	$8.34	$8.90	$7.75	$7.83
Value at end of period	$12.22	$9.46	$8.34	$8.90	$7.75
Number of accumulation units outstanding at end of period	513	467	370	200	7
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during December 2013)
Value at beginning of period	$13.58
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	0

CFI 266

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68	$11.28
Value at end of period	$19.99	$16.85	$14.32	$16.79	$15.55	$11.32	$19.30	$16.45	$13.68
Number of accumulation units outstanding at end of period	3,368	2,385	1,528	553	189	560	1,333	955	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34	$19.60
Value at end of period	$41.58	$32.09	$27.92	$29.02	$25.08	$18.72	$33.00	$28.43	$25.78	$22.34
Number of accumulation units outstanding at end of period	19,029	16,781	15,130	7,206	3,320	7,532	8,708	5,566	9,167	5,932
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40	$16.72
Value at end of period	$27.60	$21.82	$18.84	$18.91	$16.63	$12.94	$22.86	$22.82	$19.23	$18.40
Number of accumulation units outstanding at end of period	15,361	16,786	15,243	14,649	8,916	9,766	9,591	5,875	7,451	4,708
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52	$15.21
Value at end of period	$26.13	$19.42	$17.15	$17.34	$14.15	$11.17	$21.42	$17.10	$16.21	$15.52
Number of accumulation units outstanding at end of period	12,017	11,301	9,552	10,045	7,923	10,510	14,704	8,209	14,733	20,564
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25	$12.70
Value at end of period	$21.93	$17.03	$14.29	$17.48	$15.65	$12.53	$22.60	$19.51	$16.74	$14.25
Number of accumulation units outstanding at end of period	1,514	914	2,034	2,321	1,735	2,713	6,676	8,612	6,771	5,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68	$12.02
Value at end of period	$27.94	$20.77	$17.78	$18.71	$14.78	$11.60	$17.54	$18.20	$15.76	$14.68
Number of accumulation units outstanding at end of period	3,352	3,489	3,289	2,311	1,892	1,663	2,216	543	5,018	2,749
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.11	$8.74	$9.03	$8.02	$5.75
Value at end of period	$13.11	$10.11	$8.74	$9.03	$8.02
Number of accumulation units outstanding at end of period	19	0	0	0	41
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70	$14.83
Value at end of period	$25.05	$19.32	$16.82	$17.60	$14.61	$10.91	$15.05	$15.70
Number of accumulation units outstanding at end of period	0	34	28	0	0	180	219	208
ING BALANCED PORTFOLIO
Value at beginning of period	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72	$16.41
Value at end of period	$24.44	$21.21	$18.91	$19.41	$17.23	$14.64	$20.63	$19.80	$18.24	$17.72
Number of accumulation units outstanding at end of period	2,929	2,799	2,779	3,093	2,748	4,493	4,067	4,362	3,142	2,785
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45	$11.62
Value at end of period	$28.79	$21.01	$17.78	$17.63	$14.12	$10.58	$18.24	$17.42	$15.31	$14.45
Number of accumulation units outstanding at end of period	1,224	1,492	1,479	63	598	69	1,570	1,082	3,170	1,537
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.41	$12.30	$11.89	$11.26	$9.50	$13.49	$12.59	$11.55
Value at end of period	$20.53	$14.41	$12.30	$11.89	$11.26	$9.50	$13.49	$12.59
Number of accumulation units outstanding at end of period	771	701	150	86	110	101	70	84
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.01	$8.84	$9.07	$8.09	$6.28	$10.41	$10.68
Value at end of period	$13.19	$10.01	$8.84	$9.07	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	14,417	12,102	14,209	14,884	11,667	15,644	12,366

CFI 267

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.83	$9.51	$10.15	$8.90
Value at end of period	$12.14	$11.83	$9.51	$10.15
Number of accumulation units outstanding at end of period	916	544	110	1
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98	$12.79
Value at end of period	$12.75	$12.65	$11.09	$10.26	$8.13	$6.06	$9.98
Number of accumulation units outstanding at end of period	2,345	1,823	1,568	1,565	1,775	3,121	2,872
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67	$17.05
Value at end of period	$25.04	$18.82	$16.99	$18.05	$16.32	$12.56	$20.94	$20.37	$18.12	$17.67
Number of accumulation units outstanding at end of period	1,472	1,322	396	286	286	289	289	290	697	412
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23	$11.04
Value at end of period	$15.15	$10.97	$9.73	$10.13	$8.19	$6.65	$10.23
Number of accumulation units outstanding at end of period	118	118	0	0	31	1	7
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06	$12.65
Value at end of period	$20.60	$15.34	$13.56	$15.43	$12.18	$8.86	$14.75	$13.06
Number of accumulation units outstanding at end of period	1,314	1,567	857	816	202	729	115	522
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10	$9.97
Value at end of period	$13.72	$14.48	$13.60	$13.28	$11.61	$9.68	$11.60	$10.81	$10.10
Number of accumulation units outstanding at end of period	5,515	5,351	5,490	9,758	9,467	15,655	13,838	10,234	10,608
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.98	$11.45	$12.77	$10.63	$7.83	$13.45	$9.68
Value at end of period	$12.31	$10.98	$11.45	$12.77	$10.63	$7.83	$13.45
Number of accumulation units outstanding at end of period	1,363	968	824	348	5	151	1,588
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41	$12.53
Value at end of period	$22.13	$17.16	$15.01	$15.25	$13.54	$10.53	$17.11	$16.14	$14.31	$13.41
Number of accumulation units outstanding at end of period	12,768	8,328	8,005	8,806	1,109	6,473	2,814	3,228	7,007	7,112
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46	$16.92
Value at end of period	$27.91	$21.27	$18.83	$19.09	$16.97	$13.96	$22.52	$21.72	$19.21	$18.46
Number of accumulation units outstanding at end of period	4,716	4,827	5,723	3,774	790	6,249	9,544	8,144	8,968	13,198
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73	$16.28
Value at end of period	$33.56	$25.27	$21.75	$22.29	$18.52	$14.25	$23.12	$22.20	$20.55	$18.73
Number of accumulation units outstanding at end of period	5,006	5,005	3,876	2,978	1,043	2,639	2,388	4,107	4,393	12,306
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65	$12.16
Value at end of period	$24.28	$17.23	$15.54	$15.86	$13.08	$10.61	$16.18	$17.49	$15.56	$14.65
Number of accumulation units outstanding at end of period	1,548	1,015	1,350	828	419	1,358	843	843	1,157	627
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81	$15.27
Value at end of period	$21.09	$21.39	$19.81	$18.67	$17.22	$15.63	$17.30	$16.54	$16.10	$15.81
Number of accumulation units outstanding at end of period	11,616	12,202	11,806	8,493	5,386	5,294	9,582	6,279	9,308	8,586

CFI 268

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.07	$6.89	$7.95	$7.47	$5.25
Value at end of period	$9.68	$8.07	$6.89	$7.95	$7.47
Number of accumulation units outstanding at end of period	218	213	100	0	10
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.98	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85	$10.22
Value at end of period	$15.53	$12.98	$11.03	$13.14	$12.98	$10.34	$18.31	$16.35	$12.80	$11.85
Number of accumulation units outstanding at end of period	3,021	2,976	2,969	3,177	2,989	3,622	3,381	487	2,242	1,542
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25	$10.63
Value at end of period	$18.82	$14.12	$12.06	$12.47	$10.98	$8.65	$13.80	$14.31	$12.51	$12.25
Number of accumulation units outstanding at end of period	3,461	3,255	2,831	166	166	369	2,440	458	287	97
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05	$10.32
Value at end of period	$17.11	$13.87	$12.46	$12.76	$11.51	$9.50	$12.57	$12.29	$11.05
Number of accumulation units outstanding at end of period	18,228	18,973	17,601	16,294	12,773	16,213	16,041	12,530	27,187
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64	$11.28
Value at end of period	$16.79	$12.70	$11.23	$11.63	$10.47	$8.56	$12.80	$12.64
Number of accumulation units outstanding at end of period	154	154	154	154	1,319	156	413	836
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96	$14.06
Value at end of period	$20.96	$22.52	$19.16	$23.75	$20.00	$11.81	$24.55	$17.96
Number of accumulation units outstanding at end of period	766	584	115	0	82	352	411	16
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.64	$17.42	$18.60
Value at end of period	$26.80	$20.64	$17.42
Number of accumulation units outstanding at end of period	788	577	158
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.65	$13.35	$13.71	$10.96	$8.72	$9.60
Value at end of period	$21.46	$15.65	$13.35	$13.71	$10.96	$8.72
Number of accumulation units outstanding at end of period	26	35	0	0	0	454
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.99	$10.29	$10.31
Value at end of period	$15.50	$11.99	$10.29
Number of accumulation units outstanding at end of period	3,137	1,848	2,911
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11	$9.34
Value at end of period	$12.30	$9.52	$8.41	$8.23	$6.98	$6.28	$9.11
Number of accumulation units outstanding at end of period	38,261	21,022	19,098	5,924	4,380	7,697	6,555
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.77	$9.66	$9.93	$8.37	$6.56	$10.23
Value at end of period	$14.44	$10.77	$9.66	$9.93	$8.37	$6.56
Number of accumulation units outstanding at end of period	0	0	55	55	25	8

CFI 269

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.07	$14.65	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11	$11.95
Value at end of period	$18.83	$16.07	$14.65	$14.61	$13.47	$11.58	$15.10	$14.71	$13.32	$13.11
Number of accumulation units outstanding at end of period	6,564	5,085	1,935	1,270	394	1,274	5,338	4,659	2,566	1,368
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$19.67	$17.59	$16.75	$14.92	$11.38	$18.52	$17.64
Value at end of period	$23.33	$19.67	$17.59	$16.75	$14.92	$11.38	$18.52
Number of accumulation units outstanding at end of period	3,770	3,386	2,820	2,551	1,716	2,296	1,399
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26	$10.28
Value at end of period	$23.55	$18.08	$16.04	$16.33	$12.69	$9.09	$14.76	$11.90	$11.18	$10.26
Number of accumulation units outstanding at end of period	1,344	316	419	479	106	2,003	2,033	893	97	30
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38	$12.41
Value at end of period	$12.92	$13.09	$13.26	$13.43	$13.57	$13.70	$13.52	$13.03	$12.58	$12.38
Number of accumulation units outstanding at end of period	9,989	9,869	9,835	12,030	10,290	8,506	12,666	8,582	16,829	20,307
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22	$10.72
Value at end of period	$13.57	$10.52	$9.65	$10.21	$8.91	$7.25	$11.22
Number of accumulation units outstanding at end of period	0	0	0	14	57	23	1,020
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11	$10.41
Value at end of period	$18.86	$15.03	$12.51	$13.80	$12.04	$8.74	$14.84	$14.11	$12.11
Number of accumulation units outstanding at end of period	24,797	23,061	23,373	21,636	10,091	22,730	17,167	12,183	23,465
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27	$10.71
Value at end of period	$17.60	$16.88	$15.00	$14.55	$12.90	$8.75	$11.44	$11.27
Number of accumulation units outstanding at end of period	412	527	528	0	49	49	38	31
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.97	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33	$11.00
Value at end of period	$15.47	$15.97	$15.00	$14.72	$13.86	$12.47	$12.66	$11.72	$11.42	$11.33
Number of accumulation units outstanding at end of period	13,075	14,793	11,821	1,850	1,628	1,679	7,861	1,369	2,532	7,999
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08	$10.85
Value at end of period	$18.64	$16.81	$14.66	$14.96	$12.73	$7.72	$11.08
Number of accumulation units outstanding at end of period	0	0	0	0	32	0	7
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.22	$14.35	$13.95	$12.53	$10.70
Value at end of period	$21.14	$16.22	$14.35	$13.95	$12.53
Number of accumulation units outstanding at end of period	0	0	0	0	10
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.35	$9.07	$8.96	$8.09	$6.88
Value at end of period	$13.48	$10.35	$9.07	$8.96	$8.09
Number of accumulation units outstanding at end of period	3,396	1,138	1,054	1,025	191

CFI 270

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.74	$12.88	$12.97	$11.82	$10.05
Value at end of period	$19.12	$14.74	$12.88	$12.97	$11.82
Number of accumulation units outstanding at end of period	127	123	42	6	25
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.52	$15.37	$15.92	$12.81	$11.40
Value at end of period	$23.33	$17.52	$15.37	$15.92	$12.81
Number of accumulation units outstanding at end of period	107	96	85	60	60
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$11.31	$10.73
Value at end of period	$14.98	$11.31
Number of accumulation units outstanding at end of period	51	51
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63	$9.64
Value at end of period	$16.35	$11.91	$10.48	$10.52	$8.06	$6.23	$9.63
Number of accumulation units outstanding at end of period	1,530	1,744	1,503	1,277	148	149	151
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09	$19.56
Value at end of period	$45.10	$33.17	$29.34	$30.48	$24.83	$19.72	$28.97	$27.72	$24.04	$22.09
Number of accumulation units outstanding at end of period	1,945	1,490	1,779	2,258	1,182	2,733	4,675	4,188	5,495	7,600
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.44	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67	$10.82
Value at end of period	$13.40	$12.44	$11.31	$11.54	$10.51	$8.70	$12.05	$11.67
Number of accumulation units outstanding at end of period	5,564	5,654	5,365	4,603	4,000	3,176	208	499
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90	$10.89
Value at end of period	$14.01	$12.20	$10.90	$11.39	$10.14	$8.17	$12.52	$12.12	$10.90
Number of accumulation units outstanding at end of period	11,335	14,452	8,429	2,810	959	2,997	4,652	2,596	10
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46	$11.28
Value at end of period	$14.66	$12.34	$10.86	$11.54	$10.20	$8.05	$12.95	$12.46
Number of accumulation units outstanding at end of period	3,696	3,789	4,411	3,650	2,120	1,997	670	317
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80	$11.52
Value at end of period	$15.03	$12.33	$10.82	$11.56	$10.17	$7.93	$13.37	$12.80
Number of accumulation units outstanding at end of period	2,278	1,734	2,131	155	0	1,916	167	131
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$12.30	$10.79	$9.92
Value at end of period	$15.00	$12.30	$10.79
Number of accumulation units outstanding at end of period	346	286	75
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34	$11.08
Value at end of period	$13.23	$12.53	$11.56	$11.67	$10.79	$9.33	$11.34
Number of accumulation units outstanding at end of period	57	58	59	0	5	0	3

CFI 271

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.78	$10.32
Value at end of period	$11.66	$10.78
Number of accumulation units outstanding at end of period	270	270
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45	$14.49
Value at end of period	$20.98	$18.96	$17.10	$17.02	$15.52	$13.34	$17.69	$16.94	$15.83	$15.45
Number of accumulation units outstanding at end of period	1,575	1,373	1,299	522	485	2,937	4,688	4,062	3,337	5,870
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57	$14.08
Value at end of period	$21.63	$17.91	$15.78	$16.46	$14.75	$11.93	$18.91	$18.24	$16.32	$15.57
Number of accumulation units outstanding at end of period	46	47	58	50	57	81	8,149	9,356	19,823	17,515
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30	$14.07
Value at end of period	$20.89	$18.15	$16.19	$16.49	$14.91	$12.40	$18.07	$17.36	$15.82	$15.30
Number of accumulation units outstanding at end of period	480	114	120	368	0	4,119	10,833	11,053	10,885	9,612
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37	$11.14
Value at end of period	$18.69	$15.49	$13.71	$13.50	$11.99	$9.12	$12.74	$12.37
Number of accumulation units outstanding at end of period	13,496	12,827	10,890	870	452	2,670	7,333	348
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43	$10.23
Value at end of period	$20.61	$15.44	$13.47	$14.18	$11.17	$7.73	$13.78	$12.31	$11.43
Number of accumulation units outstanding at end of period	11,849	11,651	13,904	13,518	8,265	13,902	12,859	8,139	12,957
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04	$14.32
Value at end of period	$23.16	$18.09	$15.63	$15.98	$14.08	$11.42	$17.98	$17.68	$15.04
Number of accumulation units outstanding at end of period	458	465	369	339	361	41	205	140	33
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73	$17.25
Value at end of period	$34.85	$25.35	$21.60	$22.12	$19.17	$13.59	$23.82	$21.96	$19.63	$18.73
Number of accumulation units outstanding at end of period	6,162	4,454	4,983	6,464	1,608	5,199	3,002	3,561	4,376	3,745
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10	$15.26
Value at end of period	$15.75	$13.96	$11.91	$13.76	$12.25	$9.02	$18.10
Number of accumulation units outstanding at end of period	0	0	13	13	21	0	8
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.98	$7.65	$8.81	$8.19	$6.28	$10.20
Value at end of period	$10.66	$8.98	$7.65	$8.81	$8.19	$6.28
Number of accumulation units outstanding at end of period	10,488	11,982	3,087	1,767	836	2,080
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17	$11.20
Value at end of period	$13.33	$10.34	$8.60	$9.24	$8.69	$6.65	$11.17
Number of accumulation units outstanding at end of period	0	0	0	0	5	0	400

CFI 272

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.09	$12.01
Value at end of period	$11.63	$12.09
Number of accumulation units outstanding at end of period	79	68
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.91	$37.15
Value at end of period	$49.67	$35.91
Number of accumulation units outstanding at end of period	1,176	1,074
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28	$7.70
Value at end of period	$14.14	$11.08	$9.86	$9.99	$9.24	$7.30	$10.58	$9.92	$8.61	$8.28
Number of accumulation units outstanding at end of period	2,286	3,160	1,597	3,478	2,650	3,168	3,309	2,377	468	436
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54	$10.24
Value at end of period	$18.81	$14.62	$12.93	$13.65	$11.02	$8.82	$14.73	$14.84	$13.40	$12.54
Number of accumulation units outstanding at end of period	6,613	6,553	6,669	1,792	1,318	2,106	2,865	2,317	7,019	8,043
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32	$11.05
Value at end of period	$15.15	$11.12	$10.17	$10.63	$8.79	$6.83	$11.32
Number of accumulation units outstanding at end of period	78	78	79	0	60	18	17
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70	$12.87
Value at end of period	$21.19	$16.93	$14.20	$15.58	$14.00	$10.32	$16.82	$14.70
Number of accumulation units outstanding at end of period	2,070	2,366	1,762	1,180	872	309	310	27
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73	$21.93
Value at end of period	$77.80	$72.74	$60.98	$75.43	$60.17	$33.54	$65.39	$49.49	$40.05	$28.73
Number of accumulation units outstanding at end of period	1,798	1,903	1,428	410	1,892	656	3,058	1,797	979	1,423
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97	$13.42
Value at end of period	$20.55	$14.76	$12.68	$13.13	$10.78	$7.96	$12.97
Number of accumulation units outstanding at end of period	969	924	661	646	44	0	7
PAX WORLD BALANCED FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96	$10.34
Value at end of period	$14.31	$12.46	$11.35	$11.71	$10.60	$8.85	$12.94	$11.98	$10.96
Number of accumulation units outstanding at end of period	4,704	3,895	3,223	991	3,008	944	2,657	2,857	1,216
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86	$10.84
Value at end of period	$14.31	$15.96	$14.87	$13.49	$12.64	$10.82	$11.80	$10.81	$10.86
Number of accumulation units outstanding at end of period	7,766	6,321	6,030	702	5,515	282	2,651	1,490	922
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73	$11.12
Value at end of period	$8.37	$8.65	$7.83	$10.35	$9.05	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,182	963	214	14	9	0	4

CFI 273

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47	$10.75
Value at end of period	$17.34	$15.68	$13.68	$14.10	$12.10	$7.64	$11.98	$11.47
Number of accumulation units outstanding at end of period	1,063	983	877	517	0	0	66	61
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.52	$17.95	$18.62	$16.24	$14.27	$13.60	$12.43	$11.10	$11.61	$10.65
Value at end of period	$20.70	$20.52	$17.95	$18.62	$16.74	$14.27	$13.60	$12.43	$11.10	$11.61
Number of accumulation units outstanding at end of period	5,268	4,085	3,550	80	0	0	760	917	599	1,853
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81	$9.71
Value at end of period	$19.09	$14.45	$12.14	$12.93	$11.67	$8.78	$14.61	$13.35	$12.19	$10.81
Number of accumulation units outstanding at end of period	10,200	9,296	6,331	1,380	7,274	3,386	9,502	3,477	954	547
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during December 2013)
Value at beginning of period	$3.52
Value at end of period	$3.63
Number of accumulation units outstanding at end of period	1
WANGER INTERNATIONAL
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.37	$8.64	$10.25	$8.32	$5.62	$5.62
Value at end of period	$12.53	$10.37	$8.64	$10.25	$8.32	$5.62
Number of accumulation units outstanding at end of period	721	55	40	0	8	1
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70	$12.66
Value at end of period	$20.64	$15.53	$13.29	$16.35	$13.09	$7.98	$15.87	$14.70
Number of accumulation units outstanding at end of period	1,892	1,105	694	622	301	603	595	104
WANGER USA
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71	$10.97
Value at end of period	$21.34	$16.16	$13.64	$14.32	$11.76	$8.38	$14.07	$13.53	$12.71
Number of accumulation units outstanding at end of period	8,087	8,421	6,703	1,169	543	489	3,789	393	186
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86	$11.22
Value at end of period	$17.45	$13.41	$12.08	$11.43	$10.22	$8.70	$13.19	$12.86
Number of accumulation units outstanding at end of period	1,251	1,245	1,015	123	5	0	54	408
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79	$17.50
Value at end of period	$33.14	$24.31	$21.71	$22.48	$18.58	$14.49	$21.51	$23.72	$19.79
Number of accumulation units outstanding at end of period	2,175	2,132	2,074	1,729	8,509	3,296	5,590	2,150	22

CFI 274

Condensed Financial Information (continued)

TABLE 30
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.83	$13.08	$12.03
Value at end of period	$19.71	$14.83	$13.08
Number of accumulation units outstanding at end of period	920	853	762
AMANA GROWTH FUND
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.62	$10.59	$9.69
Value at end of period	$14.09	$11.62	$10.59
Number of accumulation units outstanding at end of period	256	73	495
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.87	$10.97	$10.91	$9.85	$8.61
Value at end of period	$15.19	$11.87	$10.97	$10.91	$9.85
Number of accumulation units outstanding at end of period	922	685	488	0	500
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.05	$12.40	$11.12	$10.69	$10.22
Value at end of period	$11.70	$13.05	$12.40	$11.12	$10.69
Number of accumulation units outstanding at end of period	734	0	0	0	598
ARIEL FUND
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.54
Value at end of period	$17.09
Number of accumulation units outstanding at end of period	2
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.33	$7.54	$8.24	$7.89	$7.57
Value at end of period	$11.52	$9.33	$7.54	$8.24	$7.89
Number of accumulation units outstanding at end of period	452	140	0	0	1
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$12.40	$11.70
Value at end of period	$17.67	$12.40
Number of accumulation units outstanding at end of period	488	215
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68	$14.68
Value at end of period	$21.56	$18.52	$16.99	$16.47	$14.89	$12.05	$17.78	$17.54	$16.34	$15.68
Number of accumulation units outstanding at end of period	0	0	0	179	2,704	2,662	2,502	2,482	3,002	3,526
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.44	$8.32	$8.89	$7.75	$6.17	$6.74
Value at end of period	$12.19	$9.44	$8.32	$8.89	$7.75	$6.17
Number of accumulation units outstanding at end of period	1,461	1,360	1,254	0	2,525	186
COLUMBIA MID CAP VALUE FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$10.43	$10.36
Value at end of period	$13.91	$10.43
Number of accumulation units outstanding at end of period	1,331	1,240

CFI 275

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44	$11.05
Value at end of period	$19.89	$16.78	$14.27	$16.74	$15.51	$11.30	$19.26	$16.43	$13.67	$11.44
Number of accumulation units outstanding at end of period	2,865	0	0	236	9,436	4,956	2,773	5,899	2,922	1,297
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24	$19.52
Value at end of period	$41.22	$31.82	$27.71	$28.81	$24.91	$18.61	$32.81	$28.28	$25.66	$22.24
Number of accumulation units outstanding at end of period	2,630	949	1,091	1,082	7,028	4,197	5,307	10,023	7,591	19,628
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32	$16.65
Value at end of period	$27.36	$21.64	$18.70	$18.77	$16.52	$12.86	$22.73	$22.70	$19.14	$18.32
Number of accumulation units outstanding at end of period	24	30	31	80	2,975	2,621	3,128	6,563	7,390	11,385
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45	$15.15
Value at end of period	$25.90	$19.26	$17.02	$17.21	$14.05	$11.10	$21.30	$17.01	$16.13	$15.45
Number of accumulation units outstanding at end of period	322	0	0	2,398	9,320	9,925	9,568	14,254	16,795	28,242
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19	$12.65
Value at end of period	$21.74	$16.89	$14.18	$17.35	$15.55	$12.45	$22.46	$19.41	$16.66	$14.19
Number of accumulation units outstanding at end of period	0	0	0	0	664	646	754	3,377	3,682	2,331
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66	$12.01
Value at end of period	$27.76	$20.65	$17.68	$18.62	$14.72	$11.55	$17.48	$18.15	$15.73	$14.66
Number of accumulation units outstanding at end of period	931	122	122	497	1,407	505	710	5,208	4,818	445
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.08	$8.72	$9.02	$8.02	$6.09	$5.66
Value at end of period	$13.08	$10.08	$8.72	$9.02	$8.02	$6.09
Number of accumulation units outstanding at end of period	5,779	1,031	461	0	9	1
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93	$10.80
Value at end of period	$24.90	$19.21	$16.74	$17.52	$14.55	$10.87	$15.00	$15.66	$13.75	$12.93
Number of accumulation units outstanding at end of period	449	0	0	0	147	134	195	285	250	1,121
ING BALANCED PORTFOLIO
Value at beginning of period	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65	$16.35
Value at end of period	$24.22	$21.03	$18.76	$19.27	$17.12	$14.55	$20.51	$19.70	$18.15	$17.65
Number of accumulation units outstanding at end of period	1,091	1,042	1,005	0	3,283	2,296	1,853	1,626	2,044	4,331
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43	$11.43
Value at end of period	$28.62	$20.90	$17.70	$17.55	$14.06	$10.54	$18.19	$17.38	$15.28	$14.43
Number of accumulation units outstanding at end of period	765	84	84	377	1,595	916	1,389	6,111	5,624	6,600
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.35	$12.25	$11.86	$11.23	$9.48	$13.48	$12.58	$11.55
Value at end of period	$20.44	$14.35	$12.25	$11.86	$11.23	$9.48	$13.48	$12.58
Number of accumulation units outstanding at end of period	8	0	0	0	345	13	28	144
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.98	$8.82	$9.05	$8.08	$6.27	$10.41	$10.68
Value at end of period	$13.14	$9.98	$8.82	$9.05	$8.08	$6.27	$10.41
Number of accumulation units outstanding at end of period	2	3	3	29	4,526	3,651	3,528

CFI 276

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.81	$9.49	$10.14	$8.84	$6.70	$9.74
Value at end of period	$12.11	$11.81	$9.49	$10.14	$8.84	$6.70
Number of accumulation units outstanding at end of period	52	0	0	0	267	169
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29	$10.47
Value at end of period	$12.70	$12.61	$11.06	$10.24	$8.11	$6.05	$9.97	$12.29
Number of accumulation units outstanding at end of period	1,619	0	0	0	2,022	0	0	136
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65	$16.49
Value at end of period	$24.88	$18.72	$16.90	$17.97	$16.26	$12.52	$20.88	$20.32	$18.09	$17.65
Number of accumulation units outstanding at end of period	0	0	0	0	206	1	109	268	155	114
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.93	$9.70	$10.11	$8.18	$6.55
Value at end of period	$15.10	$10.93	$9.70	$10.11	$8.18
Number of accumulation units outstanding at end of period	0	0	0	0	209
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05	$12.42
Value at end of period	$20.51	$15.28	$13.52	$15.38	$12.15	$8.85	$14.73	$13.05
Number of accumulation units outstanding at end of period	1	0	0	0	1,932	1,097	28	1,659
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00	$9.91
Value at end of period	$13.53	$14.29	$13.60	$13.29	$11.63	$9.69	$11.63	$10.70	$10.00
Number of accumulation units outstanding at end of period	713	116	116	658	1,432	2,223	3,251	17,226	19,281
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.95	$11.42	$12.74	$10.62	$7.83	$13.44	$9.68
Value at end of period	$12.27	$10.95	$11.42	$12.74	$10.62	$7.83	$13.44
Number of accumulation units outstanding at end of period	36	36	970	37	1,251	493	274
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35	$12.49
Value at end of period	$21.94	$17.02	$14.90	$15.14	$13.45	$10.46	$17.01	$16.05	$14.24	$13.35
Number of accumulation units outstanding at end of period	8,886	8,164	7,343	377	213	15	15	861	2,032	4,384
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39	$16.86
Value at end of period	$27.67	$21.10	$18.69	$18.96	$16.86	$13.87	$22.39	$21.61	$19.12	$18.39
Number of accumulation units outstanding at end of period	410	410	410	1	1,244	1,573	1,785	3,078	3,115	18,809
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67	$16.23
Value at end of period	$33.30	$25.08	$21.60	$22.15	$18.41	$14.17	$23.00	$22.10	$20.47	$18.67
Number of accumulation units outstanding at end of period	844	707	660	64	1,595	735	1,975	10,235	9,579	8,428
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60	$12.12
Value at end of period	$24.09	$17.11	$15.43	$15.76	$13.00	$10.55	$16.11	$17.41	$15.50	$14.60
Number of accumulation units outstanding at end of period	1	1	1	20	840	63	278	1,404	1,143	4,883
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74	$15.21
Value at end of period	$20.91	$21.22	$19.66	$18.53	$17.10	$15.53	$17.20	$16.45	$16.02	$15.74
Number of accumulation units outstanding at end of period	901	688	524	193	3,587	3,014	3,959	4,802	5,020	11,955

CFI 277

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.05	$6.88	$7.94	$7.46	$6.87
Value at end of period	$9.65	$8.05	$6.88	$7.94	$7.46
Number of accumulation units outstanding at end of period	46	47	47	48	102
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.90	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82	$10.21
Value at end of period	$15.43	$12.90	$10.97	$13.07	$12.93	$10.30	$18.25	$16.30	$12.77	$11.82
Number of accumulation units outstanding at end of period	1,356	1,215	1,023	64	237	225	433	654	1,087	937
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23	$10.62
Value at end of period	$18.71	$14.05	$12.00	$12.42	$10.93	$8.62	$13.76	$14.27	$12.49	$12.23
Number of accumulation units outstanding at end of period	1,778	1	1	484	715	354	624	2,122	2,269	1,467
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68	$9.98
Value at end of period	$16.46	$13.35	$12.00	$12.30	$11.10	$9.17	$12.13	$11.87	$10.68
Number of accumulation units outstanding at end of period	361	0	0	2,066	4,654	3,354	2,989	26,430	30,869
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04	$10.47
Value at end of period	$16.71	$12.65	$11.20	$11.60	$10.45	$8.55	$12.78	$12.63	$11.04
Number of accumulation units outstanding at end of period	208	52	52	305	268	219	157	1,198	696
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40	$11.85
Value at end of period	$20.87	$22.44	$19.09	$23.68	$19.95	$11.79	$24.52	$17.95	$13.40
Number of accumulation units outstanding at end of period	335	0	497	0	6	0	0	1,019	592
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99	$11.76
Value at end of period	$26.65	$20.53	$17.34	$17.26	$14.23	$11.48	$17.38	$17.21	$14.97	$13.99
Number of accumulation units outstanding at end of period	971	0	0	132	132	198	240	158	524	4,854
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99	$13.05
Value at end of period	$21.37	$15.59	$13.31	$13.67	$10.94	$8.71	$12.60	$12.99
Number of accumulation units outstanding at end of period	309	0	0	0	0	0	0	20
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10	$9.33
Value at end of period	$12.25	$9.49	$8.38	$8.21	$6.97	$6.27	$9.10
Number of accumulation units outstanding at end of period	15,661	14,505	13,278	34	197	312	939
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.74	$9.64	$9.91	$8.37	$8.29
Value at end of period	$14.40	$10.74	$9.64	$9.91	$8.37
Number of accumulation units outstanding at end of period	402	0	0	0	2
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.00	$14.59	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10	$11.95
Value at end of period	$18.73	$16.00	$14.59	$14.55	$13.43	$11.54	$15.07	$14.69	$13.30	$13.10
Number of accumulation units outstanding at end of period	580	580	580	146	808	428	1,045	2,806	2,388	779

CFI 278

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$19.59	$17.53	$16.70	$14.89	$11.36	$18.49	$14.71	$12.74
Value at end of period	$23.23	$19.59	$17.53	$16.70	$14.89	$11.36	$18.49	$14.71
Number of accumulation units outstanding at end of period	1,423	1,322	660	0	110	90	21	590
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25	$9.31
Value at end of period	$23.40	$17.97	$15.95	$16.25	$12.64	$9.06	$14.72	$11.86	$11.16	$10.25
Number of accumulation units outstanding at end of period	2,484	13	13	13	175	35	14	14	14	311
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32	$12.36
Value at end of period	$12.81	$12.98	$13.15	$13.33	$13.48	$13.62	$13.44	$12.96	$12.52	$12.32
Number of accumulation units outstanding at end of period	0	0	0	656	10,021	2,810	3,458	14,216	15,901	19,620
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21	$11.78
Value at end of period	$13.52	$10.49	$9.62	$10.19	$8.89	$7.24	$11.21
Number of accumulation units outstanding at end of period	537	0	0	0	0	114	86
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64	$10.01
Value at end of period	$18.05	$14.39	$11.99	$13.23	$11.55	$8.39	$14.24	$13.55	$11.64
Number of accumulation units outstanding at end of period	1,725	1,275	1,186	3,926	12,915	11,716	15,972	40,349	37,653
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26	$10.82
Value at end of period	$17.52	$16.82	$14.95	$14.51	$12.87	$8.73	$11.43	$11.26
Number of accumulation units outstanding at end of period	1,723	1,551	762	0	2	0	0	8
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.89	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32	$10.99
Value at end of period	$15.38	$15.89	$14.93	$14.65	$13.81	$12.43	$12.62	$11.69	$11.40	$11.32
Number of accumulation units outstanding at end of period	387	388	390	1,081	8,360	3,297	4,954	11,059	10,810	8,418
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57	$10.33
Value at end of period	$18.57	$16.76	$14.61	$14.92	$12.71	$7.71	$11.07	$10.57
Number of accumulation units outstanding at end of period	1,773	0	0	0	536	113	86	23
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.19	$14.33	$13.94	$12.53	$10.70
Value at end of period	$21.09	$16.19	$14.33	$13.94	$12.53
Number of accumulation units outstanding at end of period	12	0	0	32	30
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.32	$9.05	$8.95	$8.08	$6.88
Value at end of period	$13.45	$10.32	$9.05	$8.95	$8.08
Number of accumulation units outstanding at end of period	681	0	0	49	47
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.71	$12.86	$12.96	$11.82	$10.05
Value at end of period	$19.08	$14.71	$12.86	$12.96	$11.82
Number of accumulation units outstanding at end of period	0	0	0	34	32

CFI 279

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.60
Value at end of period	$16.07
Number of accumulation units outstanding at end of period	65
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39	$6.80
Value at end of period	$16.25	$11.84	$10.42	$10.47	$8.02	$6.20	$9.60	$8.84	$7.96	$7.39
Number of accumulation units outstanding at end of period	1,410	0	0	0	0	0	0	173	670	639
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00	$19.50
Value at end of period	$44.72	$32.91	$29.13	$30.27	$24.67	$19.60	$28.82	$27.59	$23.94	$22.00
Number of accumulation units outstanding at end of period	23	0	0	0	2,138	894	2,062	3,942	3,575	2,135
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.39	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.67	$10.44
Value at end of period	$13.34	$12.39	$11.27	$11.51	$10.48	$8.69	$12.04	$11.67	$10.44
Number of accumulation units outstanding at end of period	56	0	0	7,834	6,516	0	0	1,233	670
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11	$11.33
Value at end of period	$13.95	$12.16	$10.86	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	2,380	0	0	0	22,876	73	129	56
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.29	$10.83	$11.51	$10.18	$8.04	$11.97
Value at end of period	$14.60	$12.29	$10.83	$11.51	$10.18	$8.04
Number of accumulation units outstanding at end of period	11	12	13	14	7,736	17
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79	$11.69
Value at end of period	$14.96	$12.29	$10.79	$11.52	$10.15	$7.92	$13.35	$12.79
Number of accumulation units outstanding at end of period	3,156	0	0	67	7,127	13	16	19
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38	$14.44
Value at end of period	$20.79	$18.80	$16.97	$16.89	$15.42	$13.26	$17.58	$16.85	$15.76	$15.38
Number of accumulation units outstanding at end of period	0	0	0	0	24	16	20	64	323	186
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50	$14.03
Value at end of period	$21.44	$17.76	$15.65	$16.34	$14.65	$11.86	$18.80	$18.14	$16.24	$15.50
Number of accumulation units outstanding at end of period	0	0	0	0	400	0	44	187	431	2,284
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24	$14.01
Value at end of period	$20.70	$18.00	$16.06	$16.37	$14.81	$12.32	$17.97	$17.27	$15.74	$15.24
Number of accumulation units outstanding at end of period	0	0	0	0	25	16	111	1,035	873	5,024
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93	$10.42
Value at end of period	$18.61	$15.43	$13.66	$13.46	$11.96	$9.10	$12.73	$12.36	$10.93
Number of accumulation units outstanding at end of period	8,269	0	0	412	20,075	335	3,617	158	7

CFI 280

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09	$9.80
Value at end of period	$19.90	$14.92	$13.03	$13.71	$10.81	$7.49	$13.35	$11.93	$11.09
Number of accumulation units outstanding at end of period	68	22	22	4,519	12,833	11,994	11,270	28,554	31,054
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65	$12.86
Value at end of period	$23.04	$18.00	$15.57	$15.92	$14.04	$11.38	$17.94	$17.65	$15.02	$14.65
Number of accumulation units outstanding at end of period	1,079	527	527	380	3,596	425	490	1,532	897	78
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65	$17.18
Value at end of period	$34.54	$25.14	$21.43	$21.95	$19.04	$13.50	$23.68	$21.84	$19.54	$18.65
Number of accumulation units outstanding at end of period	71	45	46	72	2,781	2,265	2,270	12,835	13,347	5,537
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.91	$11.87	$13.71	$12.23	$6.97	$11.10	$10.96
Value at end of period	$15.69	$13.91	$11.87	$13.71	$8.18	$6.97	$11.10
Number of accumulation units outstanding at end of period	6	0	0	0	6,037	1,369	3,617
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.96	$7.64	$8.79	$8.19	$6.28	$10.20
Value at end of period	$10.63	$8.96	$7.64	$8.79	$8.19	$6.28
Number of accumulation units outstanding at end of period	5,113	1,681	1,213	0	920	16
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05	$9.70
Value at end of period	$13.28	$10.30	$8.58	$9.22	$8.67	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	0	0	0	0	75	30	0	19
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.07	$11.78	$11.13	$10.63	$10.27
Value at end of period	$11.60	$12.07	$11.78	$11.13	$10.63
Number of accumulation units outstanding at end of period	167	0	0	0	585
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2013)
Value at beginning of period	$16.05
Value at end of period	$17.47
Number of accumulation units outstanding at end of period	11
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.89	$37.15
Value at end of period	$49.63	$35.89
Number of accumulation units outstanding at end of period	0	0
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26	$7.68
Value at end of period	$14.04	$11.01	$9.80	$9.94	$9.19	$7.26	$10.54	$9.88	$8.58	$8.26
Number of accumulation units outstanding at end of period	0	0	0	4,182	9,942	10,490	9,584	10,250	7,243	4,625
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.48	$8.15	$7.33
Value at end of period	$11.09	$8.48	$8.15
Number of accumulation units outstanding at end of period	0	0	2,694

CFI 281

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.37	$10.80	$11.15	$9.06	$7.31
Value at end of period	$16.55	$12.37	$10.80	$11.15	$9.06
Number of accumulation units outstanding at end of period	0	0	0	0	13
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52	$10.23
Value at end of period	$18.69	$14.54	$12.86	$13.58	$10.98	$8.79	$14.69	$14.80	$13.37	$12.52
Number of accumulation units outstanding at end of period	1,388	1,245	1,165	1,688	3,620	1,998	2,430	6,228	5,844	5,107
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31	$10.82
Value at end of period	$15.09	$11.09	$10.14	$10.60	$8.77	$6.82	$11.31
Number of accumulation units outstanding at end of period	167	0	0	0	1,252	115	86
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31	$9.90
Value at end of period	$21.09	$16.86	$14.15	$15.53	$13.96	$10.30	$16.79	$14.68	$12.42	$11.31
Number of accumulation units outstanding at end of period	2,018	1,217	918	233	630	192	166	362	259	21
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67	$22.02
Value at end of period	$77.28	$72.29	$60.63	$75.04	$59.89	$33.40	$65.15	$49.34	$39.94	$28.67
Number of accumulation units outstanding at end of period	629	404	196	377	613	237	332	553	692	49
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72	$10.89
Value at end of period	$20.46	$14.71	$12.63	$13.09	$10.76	$7.95	$12.96	$13.29	$11.72
Number of accumulation units outstanding at end of period	0	0	0	135	1,915	1,644	2,476	2,944	1,517
PAX WORLD BALANCED FUND
Value at beginning of period	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52	$9.69
Value at end of period	$14.22	$12.39	$11.28	$11.65	$10.55	$8.81	$12.90	$11.94	$10.93	$10.52
Number of accumulation units outstanding at end of period	0	0	0	106	962	2,159	2,335	2,257	864	8
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78	$10.51
Value at end of period	$14.24	$15.90	$14.81	$13.45	$12.61	$10.80	$11.77	$10.80	$10.85	$10.78
Number of accumulation units outstanding at end of period	1,966	1,622	761	0	429	1,577	82	3,393	2,712	1,575
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72	$13.02
Value at end of period	$8.34	$8.63	$7.81	$10.33	$9.04	$5.25	$12.72
Number of accumulation units outstanding at end of period	1,451	40	40	41	1,274	42	35
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64	$10.14
Value at end of period	$17.25	$15.61	$13.63	$14.05	$12.06	$7.62	$11.96	$11.45	$10.70	$10.64
Number of accumulation units outstanding at end of period	0	0	0	440	440	345	252	219	126	13
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2011)
Value at beginning of period	$10.35	$8.60	$8.15
Value at end of period	$13.21	$10.35	$8.60
Number of accumulation units outstanding at end of period	2,036	1,614	1,372
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60	$10.29
Value at end of period	$20.60	$20.43	$17.88	$18.56	$16.70	$14.24	$13.58	$12.42	$11.10	$11.60
Number of accumulation units outstanding at end of period	2,164	660	599	1,210	6,163	1,086	38	213	80	30

CFI 282

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
THE BOND FUND OF AMERICASM
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.44	$10.95	$10.42	$9.85	$8.69	$8.36
Value at end of period	$11.06	$11.44	$10.95	$10.42	$9.85	$8.69
Number of accumulation units outstanding at end of period	252	0	0	0	4	0
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81	$9.71
Value at end of period	$18.99	$14.39	$12.10	$12.89	$11.63	$8.76	$14.58	$13.33	$12.18	$10.81
Number of accumulation units outstanding at end of period	5,135	542	292	781	7,690	1,029	958	2,678	1,061	55
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47	$10.70
Value at end of period	$12.48	$10.34	$8.62	$10.24	$8.31	$5.62	$10.47
Number of accumulation units outstanding at end of period	1,836	1,280	1,173	0	139	0	589
WANGER SELECT
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43	$10.66
Value at end of period	$20.54	$15.47	$13.23	$16.30	$13.05	$7.96	$15.84	$14.68	$12.43
Number of accumulation units outstanding at end of period	1,565	985	834	152	413	180	111	29	5
WANGER USA
(Funds were first received in this option during February 2005)
Value at beginning of period	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69	$11.47
Value at end of period	$21.23	$16.09	$13.59	$14.27	$11.73	$8.36	$14.05	$13.51	$12.69
Number of accumulation units outstanding at end of period	0	0	854	102	197	53	31	300	167
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81	$10.25
Value at end of period	$17.36	$13.35	$12.03	$11.39	$10.19	$8.68	$13.16	$12.84	$11.04	$10.81
Number of accumulation units outstanding at end of period	984	711	382	839	6,716	5,578	4,059	3,417	2,757	691
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11	$15.67
Value at end of period	$32.92	$24.16	$21.59	$22.36	$18.49	$14.43	$21.43	$23.64	$19.73	$18.11
Number of accumulation units outstanding at end of period	8	50	50	113	117	83	73	447	432	19

TABLE 31
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$14.80	$13.07	$13.98	$12.84
Value at end of period	$19.67	$14.80	$13.07	$13.98
Number of accumulation units outstanding at end of period	695	298	49	37
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.60	$10.58	$10.93	$9.56	$7.96
Value at end of period	$14.05	$11.60	$10.58	$10.93	$9.56
Number of accumulation units outstanding at end of period	2,380	3,742	4,953	1,136	260
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.84	$10.95	$10.90	$9.85	$8.36
Value at end of period	$15.15	$11.84	$10.95	$10.90	$9.85
Number of accumulation units outstanding at end of period	3,127	829	1,716	942	186

CFI 283

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.03	$12.39	$11.11	$10.68	$10.40
Value at end of period	$11.67	$13.03	$12.39	$11.11	$10.68
Number of accumulation units outstanding at end of period	7,169	5,900	4,209	1,982	1,884
ARIEL FUND
(Funds were first received in this option during June 2012)
Value at beginning of period	$11.96	$10.85
Value at end of period	$17.06	$11.96
Number of accumulation units outstanding at end of period	394	49
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.31	$7.53	$8.23	$7.88	$6.42
Value at end of period	$11.49	$9.31	$7.53	$8.23	$7.88
Number of accumulation units outstanding at end of period	119	214	224	2,394	639
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.38	$10.78	$11.70	$10.58
Value at end of period	$17.64	$12.38	$10.78	$11.70
Number of accumulation units outstanding at end of period	1,274	210	282	10
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.07	$15.29	$15.60	$12.58	$11.44
Value at end of period	$22.43	$17.07	$15.29	$15.60	$12.58
Number of accumulation units outstanding at end of period	162	71	95	1,474	20
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61	$14.62
Value at end of period	$21.37	$18.37	$16.86	$16.35	$14.79	$11.97	$17.67	$17.44	$16.26	$15.61
Number of accumulation units outstanding at end of period	13,000	12,050	13,142	14,561	17,007	15,213	15,898	14,936	17,408	14,456
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during January 2012)
Value at beginning of period	$10.78	$9.74
Value at end of period	$10.96	$10.78
Number of accumulation units outstanding at end of period	76	949
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during January 2012)
Value at beginning of period	$9.42	$8.70
Value at end of period	$12.15	$9.42
Number of accumulation units outstanding at end of period	33	33
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.41	$9.06	$9.60	$7.92	$6.31
Value at end of period	$13.87	$10.41	$9.06	$9.60	$7.92
Number of accumulation units outstanding at end of period	1,567	1,581	1,554	1,541	1,510
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44	$9.98
Value at end of period	$19.80	$16.71	$14.21	$16.68	$15.46	$11.27	$19.23	$16.41	$13.65	$11.44
Number of accumulation units outstanding at end of period	19,763	17,382	18,045	17,715	20,628	17,474	11,102	8,992	7,223	2,666
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14	$19.45
Value at end of period	$40.86	$31.56	$27.49	$28.60	$24.74	$18.49	$32.62	$28.13	$25.53	$22.14
Number of accumulation units outstanding at end of period	29,802	27,210	27,772	34,184	36,898	36,107	41,702	52,831	49,670	48,132

CFI 284

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24	$16.59
Value at end of period	$27.12	$21.46	$18.55	$18.63	$16.41	$12.78	$22.60	$22.57	$19.05	$18.24
Number of accumulation units outstanding at end of period	15,083	13,228	15,035	14,682	18,638	18,963	20,313	35,555	43,295	58,807
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39	$15.09
Value at end of period	$25.67	$19.10	$16.89	$17.09	$13.96	$11.03	$21.18	$16.92	$16.05	$15.39
Number of accumulation units outstanding at end of period	21,173	22,847	25,433	28,009	30,853	23,971	28,223	33,723	39,799	74,235
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12	$12.60
Value at end of period	$21.55	$16.75	$14.07	$17.22	$15.44	$12.38	$22.33	$19.31	$16.58	$14.12
Number of accumulation units outstanding at end of period	2,871	2,643	2,829	3,005	3,182	4,484	5,308	4,129	5,314	6,900
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63	$11.99
Value at end of period	$27.59	$20.54	$17.59	$18.54	$14.66	$11.51	$17.43	$18.11	$15.69	$14.63
Number of accumulation units outstanding at end of period	2,994	2,454	2,554	2,886	3,112	3,419	5,720	7,450	6,764	5,835
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.06	$8.71	$9.00	$8.01	$6.09	$7.67
Value at end of period	$13.04	$10.06	$8.71	$9.00	$8.01	$6.09
Number of accumulation units outstanding at end of period	4,829	1,430	2,096	1,076	435	18
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91	$10.79
Value at end of period	$24.76	$19.11	$16.66	$17.44	$14.50	$10.84	$14.96	$15.63	$13.73	$12.91
Number of accumulation units outstanding at end of period	2,399	1,381	1,501	1,706	1,512	2,225	1,558	5,056	8,063	6,038
ING BALANCED PORTFOLIO
Value at beginning of period	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57	$16.28
Value at end of period	$24.01	$20.86	$18.62	$19.13	$17.00	$14.46	$20.39	$19.59	$18.06	$17.57
Number of accumulation units outstanding at end of period	10,931	14,128	11,453	14,159	16,549	15,461	17,025	19,750	20,839	27,060
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41	$11.42
Value at end of period	$28.46	$20.78	$17.61	$17.47	$14.01	$10.51	$18.14	$17.33	$15.25	$14.41
Number of accumulation units outstanding at end of period	4,042	3,479	2,951	4,733	7,462	6,827	4,861	6,107	5,417	4,659
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.30	$12.21	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19	$10.72
Value at end of period	$20.35	$14.30	$12.21	$11.82	$11.21	$9.46	$13.46	$12.57	$11.19
Number of accumulation units outstanding at end of period	2,237	1,930	1,863	1,474	1,143	1,074	735	505	206
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.95	$8.80	$9.04	$8.07	$6.26	$10.40	$10.68
Value at end of period	$13.10	$9.95	$8.80	$9.04	$8.07	$6.26	$10.40
Number of accumulation units outstanding at end of period	12,382	12,897	15,733	16,399	22,193	19,269	19,978
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.78	$9.48	$10.13	$8.83	$6.70	$9.74
Value at end of period	$12.08	$11.78	$9.48	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	4,907	4,718	6,122	5,770	5,568	6,334
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29	$10.53
Value at end of period	$12.65	$12.57	$11.03	$10.22	$8.10	$6.04	$9.97	$12.29
Number of accumulation units outstanding at end of period	3,647	1,813	1,380	2,187	1,690	1,382	2,216	874

CFI 285

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62	$16.48
Value at end of period	$24.73	$18.61	$16.82	$17.89	$16.19	$12.47	$20.81	$20.27	$18.05	$17.62
Number of accumulation units outstanding at end of period	769	706	1,027	1,356	817	959	633	920	694	1,012
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21	$10.38
Value at end of period	$15.04	$10.90	$9.68	$10.08	$8.16	$6.64	$10.21
Number of accumulation units outstanding at end of period	216	54	54	332	268	143	47
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03	$12.80
Value at end of period	$20.42	$15.23	$13.47	$15.34	$12.12	$8.83	$14.71	$13.03
Number of accumulation units outstanding at end of period	747	738	561	406	608	530	132	345
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13	$10.02
Value at end of period	$13.47	$14.43	$13.56	$13.26	$11.45	$9.68	$11.46	$10.83	$10.13
Number of accumulation units outstanding at end of period	14,731	15,770	17,779	29,035	36,007	25,996	27,017	31,040	34,808
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.91	$11.39	$12.72	$10.60	$7.82	$13.44	$9.68
Value at end of period	$12.22	$10.91	$11.39	$12.72	$10.60	$7.82	$13.44
Number of accumulation units outstanding at end of period	5,607	10,179	10,243	6,069	7,496	8,054	9,805
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29	$12.44
Value at end of period	$21.74	$16.88	$14.78	$15.03	$13.35	$10.40	$16.91	$15.97	$14.18	$13.29
Number of accumulation units outstanding at end of period	45,165	37,457	54,654	53,946	38,983	35,843	37,302	47,214	42,868	33,486
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31	$16.79
Value at end of period	$27.43	$20.93	$18.55	$18.82	$16.75	$13.79	$22.27	$21.50	$19.03	$18.31
Number of accumulation units outstanding at end of period	12,732	13,302	13,105	15,883	20,499	19,455	23,786	34,685	34,402	65,982
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61	$16.18
Value at end of period	$33.04	$24.90	$21.45	$22.01	$18.31	$14.09	$22.89	$22.01	$20.39	$18.61
Number of accumulation units outstanding at end of period	12,701	11,450	11,665	12,096	16,999	17,660	20,655	33,680	34,836	50,146
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55	$12.09
Value at end of period	$23.90	$16.98	$15.33	$15.66	$12.92	$10.50	$16.03	$17.33	$15.44	$14.55
Number of accumulation units outstanding at end of period	7,124	6,406	8,932	8,400	12,254	10,788	15,320	18,740	18,033	21,398
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67	$15.16
Value at end of period	$20.72	$21.04	$19.51	$18.39	$16.98	$15.44	$17.10	$16.36	$15.94	$15.67
Number of accumulation units outstanding at end of period	18,648	17,155	20,886	22,691	24,202	25,237	38,316	37,072	37,577	36,295
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$8.04	$6.86	$7.93	$7.45	$5.23
Value at end of period	$9.62	$8.04	$6.86	$7.93	$7.45
Number of accumulation units outstanding at end of period	3,722	2,740	3,158	3,159	7,578
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.83	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80	$10.20
Value at end of period	$15.34	$12.83	$10.91	$13.01	$12.87	$10.27	$18.19	$16.26	$12.74	$11.80
Number of accumulation units outstanding at end of period	3,716	4,051	3,902	3,792	3,585	4,443	7,903	6,618	4,836	5,530

CFI 286

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61
Value at end of period	$18.60	$13.97	$11.94	$12.37	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Number of accumulation units outstanding at end of period	2,271	2,171	2,826	3,608	3,265	2,836	3,359	3,181	2,307	3,282
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17	$10.19
Value at end of period	$17.36	$13.30	$12.66	$12.98	$11.07	$9.69	$12.82	$11.86	$11.17
Number of accumulation units outstanding at end of period	26,389	29,887	29,468	31,084	41,533	43,641	48,091	72,543	79,254
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03	$10.61
Value at end of period	$16.64	$12.61	$11.16	$11.57	$10.43	$8.53	$12.76	$12.62	$11.03
Number of accumulation units outstanding at end of period	1,468	1,099	1,388	2,573	2,701	2,259	1,872	776	394
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39	$9.79
Value at end of period	$20.78	$22.35	$19.03	$23.61	$19.91	$11.77	$24.49	$17.93	$13.39
Number of accumulation units outstanding at end of period	2,769	2,486	1,717	1,669	1,614	1,206	3,438	3,486	2,382
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97	$11.75
Value at end of period	$26.49	$20.42	$17.26	$17.19	$14.17	$11.44	$17.33	$17.17	$14.94	$13.97
Number of accumulation units outstanding at end of period	3,015	2,285	2,472	3,393	3,393	3,536	2,932	3,141	3,745	2,996
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28	$11.60
Value at end of period	$21.27	$15.53	$13.26	$13.63	$10.91	$8.69	$12.58	$12.98	$11.28
Number of accumulation units outstanding at end of period	3,198	2,771	2,369	2,140	1,695	1,400	1,352	153	20
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.97	$10.28	$10.31
Value at end of period	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	18,992	19,744	20,962
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09	$9.33
Value at end of period	$12.20	$9.46	$8.36	$8.19	$6.96	$6.26	$9.09
Number of accumulation units outstanding at end of period	32,799	14,691	18,102	13,668	13,470	15,531	16,017
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.72	$9.63	$9.90	$8.36	$6.56	$10.23
Value at end of period	$14.36	$10.72	$9.63	$9.90	$8.36	$6.56
Number of accumulation units outstanding at end of period	35	42	8	669	245	887
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.92	$14.52	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09	$11.95
Value at end of period	$18.63	$15.92	$14.52	$14.50	$13.39	$11.51	$15.04	$14.66	$13.28	$13.09
Number of accumulation units outstanding at end of period	4,990	3,264	5,609	3,342	4,467	5,991	5,779	3,847	13,468	13,581
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$19.52	$17.47	$16.65	$14.85	$11.34	$18.47	$14.70	$11.69
Value at end of period	$23.13	$19.52	$17.47	$16.65	$14.85	$11.34	$18.47	$14.70
Number of accumulation units outstanding at end of period	5,820	2,644	2,502	2,829	4,069	3,049	4,937	506

CFI 287

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23	$9.30
Value at end of period	$23.26	$17.87	$15.87	$16.18	$12.58	$9.02	$14.67	$11.83	$11.13	$10.23
Number of accumulation units outstanding at end of period	3,317	1,416	1,374	1,672	738	828	1,625	1,551	2,563	2,401
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27	$12.31
Value at end of period	$12.70	$12.87	$13.05	$13.23	$13.39	$13.53	$13.36	$12.89	$12.46	$12.27
Number of accumulation units outstanding at end of period	32,396	40,352	67,670	52,402	56,488	46,062	32,771	30,485	38,256	45,730
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78	$10.73
Value at end of period	$13.47	$10.45	$9.59	$10.16	$8.88	$7.23	$11.20	$10.78
Number of accumulation units outstanding at end of period	287	357	479	806	1,021	1,740	2,392	1
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25	$10.15
Value at end of period	$19.14	$15.26	$12.72	$14.04	$11.52	$8.91	$15.14	$13.54	$12.25
Number of accumulation units outstanding at end of period	30,387	34,852	37,988	47,380	63,114	59,696	72,848	109,286	111,964
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47	$9.94
Value at end of period	$17.45	$16.75	$14.90	$14.47	$12.84	$8.72	$11.41	$11.25	$10.47
Number of accumulation units outstanding at end of period	6,609	7,095	5,077	3,337	2,233	1,585	1,656	1,580	524
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.80	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30	$10.98
Value at end of period	$15.29	$15.80	$14.86	$14.59	$13.76	$12.39	$12.59	$11.67	$11.38	$11.30
Number of accumulation units outstanding at end of period	25,197	36,861	41,584	26,142	23,491	11,692	9,963	16,541	15,112	21,365
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56	$10.12
Value at end of period	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	2,669	1,322	903	11,118	9,301	7,470	5,256	121
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.16	$14.31	$13.93	$12.52	$10.69
Value at end of period	$21.04	$16.16	$14.31	$13.93	$12.52
Number of accumulation units outstanding at end of period	518	933	791	651	194
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.30	$9.04	$8.93	$8.08	$6.62	$6.83
Value at end of period	$13.41	$10.30	$9.04	$8.93	$8.08	$6.62
Number of accumulation units outstanding at end of period	8,581	6,257	4,459	3,117	2,084	238
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.68	$12.84	$12.95	$11.82	$10.05
Value at end of period	$19.03	$14.68	$12.84	$12.95	$11.82
Number of accumulation units outstanding at end of period	564	425	682	512	307
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.46	$15.33	$15.89	$12.81	$11.40
Value at end of period	$23.22	$17.46	$15.33	$15.89	$12.81
Number of accumulation units outstanding at end of period	980	745	503	1,054	1,069

CFI 288

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.26	$9.75	$10.08	$8.16	$6.32
Value at end of period	$14.90	$11.26	$9.75	$10.08	$8.16
Number of accumulation units outstanding at end of period	1,194	989	191	182	248
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.71	$10.24	$10.80	$8.66	$6.94	$7.29
Value at end of period	$16.02	$11.71	$10.24	$10.80	$8.66	$6.94
Number of accumulation units outstanding at end of period	2,210	1,720	680	377	229	217
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38	$6.80
Value at end of period	$16.15	$11.77	$10.37	$10.43	$7.99	$6.18	$9.57	$8.82	$7.94	$7.38
Number of accumulation units outstanding at end of period	2,833	2,703	2,631	3,000	2,860	2,417	4,083	2,916	2,419	3,100
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92	$19.43
Value at end of period	$44.35	$32.65	$28.91	$30.07	$24.51	$19.49	$28.66	$27.45	$23.83	$21.92
Number of accumulation units outstanding at end of period	5,072	4,236	4,463	4,765	6,835	7,758	7,820	16,611	15,742	26,280
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.35	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67	$10.42
Value at end of period	$13.28	$12.35	$11.23	$11.47	$10.46	$8.67	$12.02	$11.66	$10.67
Number of accumulation units outstanding at end of period	12,090	10,853	10,610	16,937	13,366	7,535	4,824	2,471	1,024
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90	$10.60
Value at end of period	$13.89	$12.11	$10.83	$11.33	$10.10	$8.14	$12.48	$12.10	$10.90
Number of accumulation units outstanding at end of period	52,570	47,419	44,371	41,968	34,899	23,030	15,455	5,026	408
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06	$10.87
Value at end of period	$14.53	$12.25	$10.79	$11.47	$10.16	$8.02	$12.92	$12.44	$11.06
Number of accumulation units outstanding at end of period	27,001	23,515	28,406	29,908	20,555	15,217	14,871	7,593	1,309
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26	$10.72
Value at end of period	$14.90	$12.24	$10.75	$11.49	$10.12	$7.91	$13.33	$12.78	$11.26
Number of accumulation units outstanding at end of period	19,793	16,702	18,112	26,986	30,750	22,707	13,264	5,998	153
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.27	$10.77	$11.51	$10.92
Value at end of period	$14.94	$12.27	$10.77	$11.51
Number of accumulation units outstanding at end of period	2,302	1,539	474	32
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.15	$9.05	$9.41	$8.66
Value at end of period	$11.58	$10.15	$9.05	$9.41
Number of accumulation units outstanding at end of period	7,531	5,399	3,735	2,673
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29	$10.31
Value at end of period	$13.11	$12.43	$11.49	$11.61	$10.74	$9.29	$11.31	$10.90	$10.29
Number of accumulation units outstanding at end of period	5,803	5,479	5,471	5,232	2,885	662	657	109	4

CFI 289

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.73	$9.72	$9.92	$9.05	$7.63	$8.87
Value at end of period	$11.59	$10.73	$9.72	$9.92	$9.05	$7.63
Number of accumulation units outstanding at end of period	3,645	3,606	3,490	3,342	974	265
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31	$14.38
Value at end of period	$20.61	$18.64	$16.83	$16.77	$15.31	$13.17	$17.48	$16.76	$15.68	$15.31
Number of accumulation units outstanding at end of period	10,708	12,502	12,232	16,092	13,470	10,065	8,563	7,953	7,707	6,277
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43	$13.97
Value at end of period	$21.26	$17.61	$15.53	$16.22	$14.55	$11.78	$18.69	$18.04	$16.16	$15.43
Number of accumulation units outstanding at end of period	17,614	20,010	18,910	19,501	18,825	14,198	11,793	11,760	11,524	22,433
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17	$13.96
Value at end of period	$20.52	$17.85	$15.94	$16.25	$14.71	$12.24	$17.86	$17.17	$15.67	$15.17
Number of accumulation units outstanding at end of period	22,413	19,987	18,921	21,538	29,351	24,561	21,320	24,061	18,722	17,915
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92	$10.27
Value at end of period	$18.53	$15.37	$13.62	$13.42	$11.94	$9.08	$12.71	$12.35	$10.92
Number of accumulation units outstanding at end of period	25,889	20,731	15,475	15,181	14,422	10,795	11,404	9,004	2,265
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56	$9.93
Value at end of period	$20.91	$15.68	$13.70	$14.42	$11.38	$7.47	$13.33	$12.56	$11.56
Number of accumulation units outstanding at end of period	29,343	36,350	42,238	47,147	50,939	55,676	49,570	58,970	64,144
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64	$12.92
Value at end of period	$22.92	$17.92	$15.50	$15.86	$13.99	$11.35	$17.90	$17.62	$15.00	$14.64
Number of accumulation units outstanding at end of period	8,788	9,187	10,133	7,865	8,520	4,910	5,547	4,499	4,525	5,058
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57	$17.12
Value at end of period	$34.24	$24.93	$21.26	$21.79	$18.91	$13.42	$23.54	$21.73	$19.45	$18.57
Number of accumulation units outstanding at end of period	10,012	10,428	12,141	12,154	12,874	12,537	13,010	17,141	17,981	22,725
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42	$10.58
Value at end of period	$15.62	$13.85	$11.83	$13.69	$12.20	$8.99	$18.06	$15.19	$12.42
Number of accumulation units outstanding at end of period	1,740	463	285	1,064	873	849	1,277	4	16
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$10.60	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	14,652	13,590	13,822	14,248	14,037	11,536
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05	$10.68
Value at end of period	$13.23	$10.27	$8.55	$9.20	$8.66	$6.64	$11.16	$11.05
Number of accumulation units outstanding at end of period	5,530	4,266	3,085	4,583	3,377	1,890	1,050	152

CFI 290

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.04	$11.76	$11.12	$10.62	$10.18	$10.00
Value at end of period	$11.57	$12.04	$11.76	$11.12	$10.62	$10.18
Number of accumulation units outstanding at end of period	1,951	901	413	4,238	4,548	1,879
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during February 2013)
Value at beginning of period	$14.35
Value at end of period	$17.40
Number of accumulation units outstanding at end of period	25
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.68	$12.57	$12.79
Value at end of period	$17.43	$13.68	$12.57
Number of accumulation units outstanding at end of period	624	582	340
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.88	$37.15
Value at end of period	$49.58	$35.88
Number of accumulation units outstanding at end of period	2,168	2,595
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23	$7.66
Value at end of period	$13.93	$10.93	$9.73	$9.88	$9.14	$7.23	$10.49	$9.84	$8.55	$8.23
Number of accumulation units outstanding at end of period	9,420	8,132	11,968	13,392	20,433	19,762	18,679	23,894	12,724	22,296
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$22.20	$20.74
Value at end of period	$41.19	$34.77	$31.03	$30.96	$28.97	$23.34	$28.12	$25.80	$23.63	$20.20
Number of accumulation units outstanding at end of period	36	0	0	0	0	0	0	0	58	56,850
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.42	$15.54	$14.03	$11.78
Value at end of period	$30.23	$23.16	$20.03	$20.60	$16.60	$11.62	$20.95	$17.41	$15.54	$14.03
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	112	104	194	78,427
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15	$14.70
Value at end of period	$24.59	$19.14	$16.36	$17.52	$15.52	$11.54	$19.42	$17.11	$15.58	$15.15
Number of accumulation units outstanding at end of period	0	3	3	4	4	4	4	4	5	30,588
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.45	$8.13	$8.76	$7.21	$6.37
Value at end of period	$11.05	$8.45	$8.13	$8.76	$7.21
Number of accumulation units outstanding at end of period	1,343	658	46	28	4
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.34	$10.78	$11.14	$9.05	$7.47
Value at end of period	$16.50	$12.34	$10.78	$11.14	$9.05
Number of accumulation units outstanding at end of period	595	567	595	543	532
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50	$10.22
Value at end of period	$18.57	$14.45	$12.80	$13.52	$10.93	$8.75	$14.64	$14.76	$13.34	$12.50
Number of accumulation units outstanding at end of period	4,916	4,997	5,402	8,443	7,787	9,114	11,233	18,993	16,699	14,769

CFI 291

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30	$11.00
Value at end of period	$15.03	$11.05	$10.11	$10.58	$8.75	$6.81	$11.30
Number of accumulation units outstanding at end of period	2,290	1,934	1,833	2,300	2,007	1,881	520
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31	$9.87
Value at end of period	$20.99	$16.79	$14.10	$15.48	$13.92	$10.27	$16.76	$14.66	$12.41	$11.31
Number of accumulation units outstanding at end of period	11,344	7,997	8,508	9,716	8,803	8,570	8,223	6,440	3,144	557
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60	$21.38
Value at end of period	$76.76	$71.84	$60.29	$74.65	$59.61	$33.26	$64.91	$49.18	$39.84	$28.60
Number of accumulation units outstanding at end of period	2,564	2,864	4,430	5,724	5,627	4,942	6,334	5,989	4,372	1,040
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71	$11.40
Value at end of period	$20.37	$14.65	$12.59	$13.06	$10.73	$7.93	$12.94	$13.28	$11.71
Number of accumulation units outstanding at end of period	1,225	1,104	978	793	766	710	255	246	44
PAX WORLD BALANCED FUND
Value at beginning of period	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49	$9.53
Value at end of period	$14.12	$12.31	$11.22	$11.59	$10.50	$8.78	$12.85	$11.91	$10.91	$10.49
Number of accumulation units outstanding at end of period	11,605	10,831	14,331	16,672	19,064	14,351	9,333	9,535	3,504	3,534
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77	$10.24
Value at end of period	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	9,100	11,129	12,452	13,919	12,381	11,391	5,390	6,647	4,040	1,184
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72	$10.73
Value at end of period	$8.32	$8.60	$7.79	$10.32	$9.03	$5.24	$12.72
Number of accumulation units outstanding at end of period	1,715	1,818	4,396	2,113	4,514	3,626	678
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64	$10.30
Value at end of period	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	2,671	3,795	3,933	5,432	6,010	5,728	4,380	3,344	2,009	1,189
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.33	$8.58	$10.16	$8.25	$5.49
Value at end of period	$13.18	$10.33	$8.58	$10.16	$8.25
Number of accumulation units outstanding at end of period	171	410	240	83	19
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60	$10.09
Value at end of period	$20.50	$20.34	$17.81	$18.50	$16.65	$14.21	$13.55	$12.40	$11.09	$11.60
Number of accumulation units outstanding at end of period	11,414	13,656	16,810	13,156	12,037	10,416	9,069	3,803	3,082	1,202
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.41	$10.93	$10.41	$9.84	$8.69	$9.69
Value at end of period	$11.03	$11.41	$10.93	$10.41	$9.84	$8.69
Number of accumulation units outstanding at end of period	2,763	2,200	2,419	13,628	5,802	61
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81	$10.13
Value at end of period	$18.90	$14.32	$12.05	$12.85	$11.60	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	38,622	32,625	33,780	38,162	36,064	29,374	21,838	19,538	10,987	4,306

CFI 292

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$7.56	$8.06
Value at end of period	$3.62	$7.56
Number of accumulation units outstanding at end of period	1,142	355
WANGER INTERNATIONAL
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47	$10.94
Value at end of period	$12.44	$10.31	$8.60	$10.22	$8.29	$5.62	$10.47
Number of accumulation units outstanding at end of period	4,417	4,601	3,731	3,209	490	89	11
WANGER SELECT
Value at beginning of period	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40	$9.92
Value at end of period	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	5,784	5,618	4,686	5,887	5,175	5,239	5,999	1,563	1,281	133
WANGER USA
Value at beginning of period	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56	$9.90
Value at end of period	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	3,296	3,267	4,986	4,578	4,253	4,340	3,461	5,426	4,360	10
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80	$10.02
Value at end of period	$17.28	$13.29	$11.98	$11.36	$10.16	$8.66	$13.14	$12.82	$11.03	$10.80
Number of accumulation units outstanding at end of period	17,077	16,053	20,788	19,154	35,645	18,178	14,172	15,301	10,000	1,766
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07	$16.03
Value at end of period	$32.70	$24.01	$21.47	$22.25	$18.40	$14.37	$21.35	$23.56	$19.68	$18.07
Number of accumulation units outstanding at end of period	3,358	2,945	3,348	3,855	3,962	3,075	2,977	4,717	6,052	3,377

TABLE 32
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.78	$13.05	$13.97	$13.52
Value at end of period	$19.62	$14.78	$13.05	$13.97
Number of accumulation units outstanding at end of period	22	17	417	8
AMANA GROWTH FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.57	$10.56	$10.92	$10.48
Value at end of period	$14.01	$11.57	$10.56	$10.92
Number of accumulation units outstanding at end of period	42	30	17	225
AMANA INCOME FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$11.82	$10.94	$11.09
Value at end of period	$15.11	$11.82	$10.94
Number of accumulation units outstanding at end of period	1	2	1
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.00	$12.37	$11.10	$10.76
Value at end of period	$11.65	$13.00	$12.37	$11.10
Number of accumulation units outstanding at end of period	0	0	0	13

CFI 293

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.04	$15.27	$15.58	$13.68
Value at end of period	$22.38	$17.04	$15.27	$15.58
Number of accumulation units outstanding at end of period	0	0	0	350
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54	$14.57
Value at end of period	$21.19	$18.22	$16.72	$16.23	$14.69	$11.89	$17.57	$17.35	$16.18	$15.54
Number of accumulation units outstanding at end of period	160	203	3,812	2,356	2,192	2,077	1,914	1,685	1,501	918
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.39	$9.05	$9.59	$7.91	$7.19
Value at end of period	$13.84	$10.39	$9.05	$9.59	$7.91
Number of accumulation units outstanding at end of period	14	14	14	10	5
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43	$9.91
Value at end of period	$19.70	$16.63	$14.16	$16.63	$15.42	$11.24	$19.19	$16.38	$13.64	$11.43
Number of accumulation units outstanding at end of period	576	659	2,910	2,184	1,918	1,624	1,608	1,803	859	339
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05	$19.37
Value at end of period	$40.50	$31.30	$27.28	$28.39	$24.57	$18.37	$32.43	$27.98	$25.41	$22.05
Number of accumulation units outstanding at end of period	3,378	3,353	4,037	10,178	11,786	10,582	9,965	11,205	9,597	6,547
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17	$16.53
Value at end of period	$26.88	$21.28	$18.41	$18.50	$16.30	$12.70	$22.47	$22.46	$18.95	$18.17
Number of accumulation units outstanding at end of period	3,013	2,978	9,781	4,970	8,190	8,034	7,987	8,490	8,278	5,408
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32	$15.04
Value at end of period	$25.45	$18.94	$16.75	$16.96	$13.86	$10.96	$21.05	$16.83	$15.98	$15.32
Number of accumulation units outstanding at end of period	4,285	4,065	5,060	5,392	5,701	6,224	6,671	7,617	4,549	4,573
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06	$12.56
Value at end of period	$21.36	$16.61	$13.96	$17.10	$15.34	$12.30	$22.20	$19.21	$16.50	$14.06
Number of accumulation units outstanding at end of period	150	106	68	354	208	192	162	111	1,875	1,539
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61	$11.98
Value at end of period	$27.42	$20.42	$17.50	$18.45	$14.60	$11.47	$17.37	$18.06	$15.66	$14.61
Number of accumulation units outstanding at end of period	919	814	1,157	2,723	2,447	2,467	1,158	2,475	680	2,065
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89	$10.78
Value at end of period	$24.61	$19.01	$16.58	$17.37	$14.44	$10.80	$14.92	$15.59	$13.70	$12.89
Number of accumulation units outstanding at end of period	0	0	0	254	250	46	42	38	231	210
ING BALANCED PORTFOLIO
Value at beginning of period	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50	$16.22
Value at end of period	$23.80	$20.69	$18.47	$18.99	$16.88	$14.37	$20.28	$19.49	$17.98	$17.50
Number of accumulation units outstanding at end of period	19	19	31	33	34	208	251	528	2,141	1,709
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39	$11.93
Value at end of period	$28.29	$20.67	$17.53	$17.40	$13.95	$10.47	$18.09	$17.29	$15.23	$14.39
Number of accumulation units outstanding at end of period	16	16	75	1,112	932	937	915	860	420	1,717

CFI 294

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.25	$12.17	$11.79	$11.18	$9.45	$13.44	$12.56	$12.26
Value at end of period	$20.26	$14.25	$12.17	$11.79	$11.18	$9.45	$13.44	$12.56
Number of accumulation units outstanding at end of period	14	11	482	64	44	21	9	1
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.93	$8.77	$9.02	$8.06	$6.26	$10.40	$10.68
Value at end of period	$13.05	$9.93	$8.77	$9.02	$8.06	$6.26	$10.40
Number of accumulation units outstanding at end of period	2,575	2,525	8,207	3,235	3,188	3,411	4,572
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.75	$9.46	$10.12	$8.82	$6.69	$9.74
Value at end of period	$12.04	$11.75	$9.46	$10.12	$8.82	$6.69
Number of accumulation units outstanding at end of period	69	497	1,526	967	938	893
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96	$11.40
Value at end of period	$12.60	$12.53	$11.00	$10.19	$8.08	$6.03	$9.96
Number of accumulation units outstanding at end of period	742	714	13	37	28	18	13
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59	$16.12
Value at end of period	$24.58	$18.51	$16.73	$17.81	$16.12	$12.43	$20.75	$20.21	$18.01	$17.59
Number of accumulation units outstanding at end of period	54	36	919	184	131	156	73	62	29	13
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.17	$13.43	$15.30	$12.09	$8.81	$13.57
Value at end of period	$20.33	$15.17	$13.43	$15.30	$12.09	$8.81
Number of accumulation units outstanding at end of period	25	21	320	27	19	17
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99	$9.88
Value at end of period	$13.41	$14.18	$13.50	$13.21	$11.42	$9.65	$11.59	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,575	1,569	3,916	4,484	9,210	9,805	9,554	11,424	14,778
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.88	$11.36	$12.69	$10.58	$7.81	$13.43	$9.68
Value at end of period	$12.18	$10.88	$11.36	$12.69	$10.58	$7.81	$13.43
Number of accumulation units outstanding at end of period	70	56	291	420	403	425	1,027
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24	$12.39
Value at end of period	$21.55	$16.74	$14.67	$14.92	$13.26	$10.33	$16.81	$15.88	$14.11	$13.24
Number of accumulation units outstanding at end of period	1,856	1,244	2,560	3,361	125	191	481	600	389	400
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24	$16.73
Value at end of period	$27.20	$20.76	$18.40	$18.69	$16.64	$13.70	$22.14	$21.39	$18.94	$18.24
Number of accumulation units outstanding at end of period	1,149	1,194	6,760	3,707	3,512	4,528	5,377	5,695	4,414	3,150
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54	$16.14
Value at end of period	$32.78	$24.72	$21.31	$21.87	$18.20	$14.02	$22.78	$21.91	$20.31	$18.54
Number of accumulation units outstanding at end of period	982	978	3,528	3,702	5,013	7,286	7,369	8,064	8,297	7,191

CFI 295

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50	$12.05
Value at end of period	$23.71	$16.86	$15.22	$15.56	$12.85	$10.44	$15.95	$17.26	$15.38	$14.50
Number of accumulation units outstanding at end of period	546	546	2,098	1,768	1,675	1,919	1,980	1,857	1,572	2,461
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61	$15.10
Value at end of period	$20.54	$20.87	$19.35	$18.26	$16.87	$15.34	$17.00	$16.27	$15.87	$15.61
Number of accumulation units outstanding at end of period	1,501	1,400	5,374	2,823	8,270	7,873	7,711	10,778	9,281	5,026
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.02	$6.85	$7.92	$7.45	$6.86
Value at end of period	$9.60	$8.02	$6.85	$7.92	$7.45
Number of accumulation units outstanding at end of period	40	58	562	353	416
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.76	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78	$10.51
Value at end of period	$15.24	$12.76	$10.86	$12.95	$12.82	$10.23	$18.13	$16.22	$12.71	$11.78
Number of accumulation units outstanding at end of period	113	134	312	824	1,174	914	799	1,205	892	867
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20	$10.60
Value at end of period	$18.49	$13.90	$11.88	$12.31	$10.85	$8.57	$13.68	$14.21	$12.44	$12.20
Number of accumulation units outstanding at end of period	144	136	259	2,850	2,470	2,225	76	1,909	171	139
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67	$9.97
Value at end of period	$16.32	$13.25	$11.92	$12.22	$11.04	$9.13	$12.09	$11.85	$10.67
Number of accumulation units outstanding at end of period	5,495	5,478	8,138	9,820	14,368	13,615	13,423	14,294	12,593
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.56	$11.12	$11.53	$10.40	$10.17
Value at end of period	$16.57	$12.56	$11.12	$11.53	$10.40
Number of accumulation units outstanding at end of period	16	0	0	269	269
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39	$11.49
Value at end of period	$20.69	$22.27	$18.97	$23.55	$19.86	$11.74	$24.45	$17.92	$13.39
Number of accumulation units outstanding at end of period	241	214	885	523	485	405	251	196	90
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95	$12.04
Value at end of period	$26.34	$20.31	$17.17	$17.11	$14.12	$11.40	$17.28	$17.13	$14.92	$13.95
Number of accumulation units outstanding at end of period	92	108	651	1,123	751	714	615	820	578	117
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56	$12.81
Value at end of period	$21.18	$15.47	$13.22	$13.60	$10.89	$8.67	$12.56
Number of accumulation units outstanding at end of period	0	0	345	281	16	7	1
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.96	$10.27	$10.31
Value at end of period	$15.43	$11.96	$10.27
Number of accumulation units outstanding at end of period	1,037	1,008	3,325

CFI 296

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08	$9.32
Value at end of period	$12.16	$9.42	$8.34	$8.17	$6.95	$6.25	$9.08
Number of accumulation units outstanding at end of period	3,958	1,159	2,789	2,949	3,989	3,584	4,319
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.61	$9.89	$8.35	$6.55	$10.23
Value at end of period	$14.32	$10.69	$9.61	$9.89	$8.35	$6.55
Number of accumulation units outstanding at end of period	1,726	1,625	1,344	1,027	783	1,125
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.85	$14.46	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08	$11.94
Value at end of period	$18.54	$15.85	$14.46	$14.45	$13.34	$11.48	$15.00	$14.64	$13.27	$13.08
Number of accumulation units outstanding at end of period	2	2	2,881	3,321	2,492	1,905	1,880	1,283	1,688	1,516
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$19.44	$17.41	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39	$10.91
Value at end of period	$23.03	$19.44	$17.41	$16.60	$14.82	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	55	51	472	571	441	316	153	105	29
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21	$9.29
Value at end of period	$23.11	$17.77	$15.79	$16.10	$12.53	$8.99	$14.62	$11.80	$11.11	$10.21
Number of accumulation units outstanding at end of period	20	16	16	292	241	224	234	198	1,044	1,228
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22	$12.26
Value at end of period	$12.58	$12.77	$12.95	$13.14	$13.29	$13.45	$13.29	$12.82	$12.40	$12.22
Number of accumulation units outstanding at end of period	7,944	7,792	15,525	11,458	15,436	16,416	13,924	20,706	7,633	8,448
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19	$11.14
Value at end of period	$13.41	$10.42	$9.56	$10.14	$8.86	$7.22	$11.19
Number of accumulation units outstanding at end of period	312	298	399	379	353	327	287
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63	$10.01
Value at end of period	$17.89	$14.28	$11.91	$13.15	$11.49	$8.36	$14.20	$13.52	$11.63
Number of accumulation units outstanding at end of period	4,929	5,399	9,845	12,899	17,633	19,338	21,850	22,250	15,150
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24	$10.54
Value at end of period	$17.37	$16.69	$14.85	$14.43	$12.81	$8.70	$11.40	$11.24
Number of accumulation units outstanding at end of period	1,331	1,152	649	1,034	894	754	599	527
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.72	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29	$10.97
Value at end of period	$15.20	$15.72	$14.79	$14.53	$13.70	$12.35	$12.55	$11.64	$11.35	$11.29
Number of accumulation units outstanding at end of period	1,660	1,520	4,380	15,517	14,065	11,334	5,026	9,814	3,410	637
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.64	$14.53	$14.85	$12.66	$7.69	$8.45
Value at end of period	$18.43	$16.64	$14.53	$14.85	$12.66	$7.69
Number of accumulation units outstanding at end of period	0	0	0	115	115	44

CFI 297

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.13	$14.30	$13.92	$12.52	$10.69
Value at end of period	$20.99	$16.13	$14.30	$13.92	$12.52
Number of accumulation units outstanding at end of period	110	97	84	67	50
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.27	$9.02	$8.92	$8.07	$6.62	$7.15
Value at end of period	$13.37	$10.27	$9.02	$8.92	$8.07	$6.62
Number of accumulation units outstanding at end of period	654	510	942	310	2,121	1,895
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.65	$12.82	$12.94	$11.81	$10.05
Value at end of period	$18.99	$14.65	$12.82	$12.94	$11.81
Number of accumulation units outstanding at end of period	0	0	0	21	13
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.42	$15.31	$15.88	$12.80	$11.40
Value at end of period	$23.17	$17.42	$15.31	$15.88	$12.80
Number of accumulation units outstanding at end of period	29	30	30	52	43
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.23	$9.74	$10.07	$9.30
Value at end of period	$14.86	$11.23	$9.74	$10.07
Number of accumulation units outstanding at end of period	0	0	0	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.68	$10.22	$10.79	$8.66	$7.79
Value at end of period	$15.98	$11.68	$10.22	$10.79	$8.66
Number of accumulation units outstanding at end of period	19	16	12	331	4
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37	$6.79
Value at end of period	$16.05	$11.71	$10.31	$10.38	$7.95	$6.16	$9.54	$8.79	$7.92	$7.37
Number of accumulation units outstanding at end of period	314	346	534	479	1,402	1,067	898	1,011	570	294
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83	$19.37
Value at end of period	$43.98	$32.39	$28.70	$29.86	$24.36	$19.37	$28.51	$27.32	$23.73	$21.83
Number of accumulation units outstanding at end of period	154	176	366	472	626	1,575	1,737	2,089	1,854	2,451
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.30	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67	$10.69
Value at end of period	$13.22	$12.30	$11.19	$11.44	$10.43	$8.65	$12.01	$11.65	$10.67
Number of accumulation units outstanding at end of period	40	30	1,956	776	829	756	356	36	25
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09	$11.33
Value at end of period	$13.83	$12.06	$10.79	$11.30	$10.07	$8.13	$12.47	$12.09
Number of accumulation units outstanding at end of period	1,515	1,307	12,126	10,257	7,566	3,532	2,173	952
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43	$11.67
Value at end of period	$14.47	$12.20	$10.76	$11.44	$10.13	$8.01	$12.90	$12.43
Number of accumulation units outstanding at end of period	3,021	2,552	3,543	125	817	432	177	77

CFI 298

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26	$10.55
Value at end of period	$14.84	$12.19	$10.71	$11.46	$10.10	$7.89	$13.31	$12.77	$11.26
Number of accumulation units outstanding at end of period	833	1,233	5,178	513	388	252	153	36	11
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$12.25	$11.88
Value at end of period	$14.92	$12.25
Number of accumulation units outstanding at end of period	2,422	1,922
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.13	$9.04	$9.40	$8.46	$8.00
Value at end of period	$11.54	$10.13	$9.04	$9.40	$8.46
Number of accumulation units outstanding at end of period	11	8	6	4	2
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29	$10.29
Value at end of period	$13.06	$12.38	$11.45	$11.57	$10.71	$9.27	$11.29	$10.89	$10.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	194	0	8	8
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25	$14.33
Value at end of period	$20.43	$18.49	$16.70	$16.65	$15.21	$13.09	$17.38	$16.67	$15.60	$15.25
Number of accumulation units outstanding at end of period	996	986	1,031	1,892	1,703	1,564	1,289	917	2,270	2,374
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37	$13.92
Value at end of period	$21.07	$17.46	$15.41	$16.10	$14.45	$11.71	$18.58	$17.95	$16.09	$15.37
Number of accumulation units outstanding at end of period	298	305	300	1,167	786	311	382	514	373	1,151
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11	$13.90
Value at end of period	$20.34	$17.70	$15.81	$16.13	$14.61	$12.17	$17.76	$17.08	$15.59	$15.11
Number of accumulation units outstanding at end of period	419	700	758	791	780	871	843	984	852	660
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92	$10.92
Value at end of period	$18.44	$15.31	$13.57	$13.38	$11.91	$9.07	$12.69	$12.34	$10.92
Number of accumulation units outstanding at end of period	14	19	317	6,848	6,491	5,791	514	4,539	37
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08	$9.93
Value at end of period	$19.73	$14.81	$12.94	$13.63	$10.76	$7.46	$13.31	$11.91	$11.08
Number of accumulation units outstanding at end of period	2,093	2,229	3,693	3,410	4,546	4,746	5,365	5,426	3,905
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63	$12.80
Value at end of period	$22.80	$17.83	$15.44	$15.80	$13.95	$11.32	$17.86	$17.59	$14.98	$14.63
Number of accumulation units outstanding at end of period	5	5	684	76	96	89	80	101	96	24
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49	$17.05
Value at end of period	$33.93	$24.72	$21.10	$21.64	$18.79	$13.33	$23.41	$21.61	$19.35	$18.49
Number of accumulation units outstanding at end of period	258	270	704	1,867	2,929	2,101	2,188	2,136	1,872	1,364

CFI 299

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03	$18.60
Value at end of period	$15.55	$13.80	$11.79	$13.65	$12.17	$8.97	$18.03
Number of accumulation units outstanding at end of period	10	8	5	0	13	13	94
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.91	$7.61	$8.77	$8.17	$6.28	$10.20
Value at end of period	$10.57	$8.91	$7.61	$8.77	$8.17	$6.28
Number of accumulation units outstanding at end of period	286	276	5,123	2,433	2,731	2,352
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.23	$8.53	$9.18	$9.00
Value at end of period	$13.18	$10.23	$8.53	$9.18
Number of accumulation units outstanding at end of period	47	34	19	3
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.01	$11.73	$11.11	$10.62	$10.68
Value at end of period	$11.54	$12.01	$11.73	$11.11	$10.62
Number of accumulation units outstanding at end of period	5	5	5	4	2
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.66	$12.55	$13.58	$12.25	$11.16
Value at end of period	$17.39	$13.66	$12.55	$13.58	$12.25
Number of accumulation units outstanding at end of period	15	20	11	394	14
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.86	$37.15
Value at end of period	$49.54	$35.86
Number of accumulation units outstanding at end of period	61	67
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21	$7.65
Value at end of period	$13.83	$10.86	$9.67	$9.82	$9.09	$7.19	$10.45	$9.80	$8.52	$8.21
Number of accumulation units outstanding at end of period	733	689	4,068	2,609	2,744	2,458	2,509	3,703	4,037	3,198
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10	$20.66
Value at end of period	$40.83	$34.48	$30.79	$30.74	$28.77	$23.19	$27.96	$25.66	$23.52	$22.10
Number of accumulation units outstanding at end of period	0	0	0	0	9	6	6	15	13	5,604
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97	$11.74
Value at end of period	$29.97	$22.97	$19.87	$20.45	$16.49	$11.55	$20.82	$17.31	$15.46	$13.97
Number of accumulation units outstanding at end of period	0	0	0	0	15	9	10	27	22	2,240
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47	$10.20
Value at end of period	$18.46	$14.37	$12.73	$13.45	$10.88	$8.72	$14.59	$14.72	$13.31	$12.47
Number of accumulation units outstanding at end of period	436	423	963	2,822	2,762	2,607	2,653	2,899	2,894	2,539
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.01	$10.09	$10.55	$8.74	$8.34
Value at end of period	$14.97	$11.01	$10.09	$10.55	$8.74
Number of accumulation units outstanding at end of period	0	0	0	33	12

CFI 300

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39	$10.78
Value at end of period	$20.89	$16.71	$14.04	$15.42	$13.88	$10.25	$16.73	$14.64	$12.39
Number of accumulation units outstanding at end of period	5	5	1,049	586	567	573	560	543	8
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54	$22.26
Value at end of period	$76.25	$71.40	$59.95	$74.26	$59.33	$33.12	$64.67	$49.02	$39.73	$28.54
Number of accumulation units outstanding at end of period	248	380	483	1,263	1,250	1,171	844	1,635	843	121
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82	$12.90
Value at end of period	$19.67	$19.99	$17.86	$17.97	$15.86	$13.54	$16.01	$14.81	$13.98	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	15	9	11	25	20	3,448
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27	$13.34
Value at end of period	$20.28	$14.59	$12.55	$13.02	$10.71	$7.92	$12.92	$13.27
Number of accumulation units outstanding at end of period	14	20	236	263	784	687	1,221	579
PAX WORLD BALANCED FUND
Value at beginning of period	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47	$9.49
Value at end of period	$14.03	$12.23	$11.15	$11.53	$10.45	$8.74	$12.80	$11.87	$10.88	$10.47
Number of accumulation units outstanding at end of period	0	0	0	2,299	1,734	1,154	221	203	451	137
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77	$10.50
Value at end of period	$14.10	$15.76	$14.70	$13.36	$12.54	$10.75	$11.73	$10.77	$10.83	$10.77
Number of accumulation units outstanding at end of period	9	9	632	110	147	314	172	165	558	146
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71	$11.27
Value at end of period	$8.29	$8.58	$7.77	$10.30	$9.01	$5.24	$12.71
Number of accumulation units outstanding at end of period	68	188	751	308	259	190	1,319
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68	$10.55
Value at end of period	$17.09	$15.47	$13.53	$13.96	$12.00	$7.58	$11.92	$11.42	$10.68
Number of accumulation units outstanding at end of period	3	3	138	286	741	994	830	777	45
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59	$10.85
Value at end of period	$20.40	$20.25	$17.74	$18.44	$16.60	$14.17	$13.53	$12.38	$11.08	$11.59
Number of accumulation units outstanding at end of period	304	303	737	1,615	1,256	974	638	676	487	317
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.39	$10.91	$10.39	$9.83	$8.68	$9.69
Value at end of period	$11.00	$11.39	$10.91	$10.39	$9.83	$8.68
Number of accumulation units outstanding at end of period	426	356	259	80	53	40
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80	$9.86
Value at end of period	$18.81	$14.26	$12.00	$12.80	$11.57	$8.72	$14.53	$13.29	$12.16	$10.80
Number of accumulation units outstanding at end of period	2,212	2,247	5,546	10,134	8,781	8,273	6,131	7,390	3,169	983
WANGER INTERNATIONAL
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.28	$8.58	$10.20	$8.28	$7.94
Value at end of period	$12.40	$10.28	$8.58	$10.20	$8.28
Number of accumulation units outstanding at end of period	0	0	0	372	352

CFI 301

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64	$13.32
Value at end of period	$20.34	$15.33	$13.13	$16.19	$12.98	$7.92	$15.78	$14.64
Number of accumulation units outstanding at end of period	0	97	837	88	175	148	92	51
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67	$12.46
Value at end of period	$21.03	$15.95	$13.49	$14.18	$11.66	$8.32	$14.00	$13.47	$12.67
Number of accumulation units outstanding at end of period	93	93	357	5,828	5,342	4,832	603	3,259	14
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80	$10.22
Value at end of period	$17.20	$13.23	$11.94	$11.32	$10.13	$8.64	$13.11	$12.81	$11.02	$10.80
Number of accumulation units outstanding at end of period	470	468	1,267	1,696	1,925	1,529	2,194	3,367	2,307	837
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03	$15.79
Value at end of period	$32.48	$23.87	$21.34	$22.13	$18.32	$14.31	$21.28	$23.49	$19.63	$18.03
Number of accumulation units outstanding at end of period	269	269	279	801	955	786	945	871	1,315	329

TABLE 33
FOR CONTRACTS ISSUED UNDER 403(b), 401(a) AND 401(k) PLANS ISSUED SINCE 1996 WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.75	$13.03	$13.96	$12.93	$12.83
Value at end of period	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	0	0	0	680	596
AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.55	$10.54	$10.90	$9.55	$8.87
Value at end of period	$13.97	$11.55	$10.54	$10.90	$9.55
Number of accumulation units outstanding at end of period	1,354	1,369	1,505	578	101
AMANA INCOME FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.79	$10.92	$10.87	$9.83	$8.82
Value at end of period	$15.07	$11.79	$10.92	$10.87	$9.83
Number of accumulation units outstanding at end of period	1,404	1,407	1,614	565	603
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.98	$12.35	$11.10	$11.00
Value at end of period	$11.62	$12.98	$12.35	$11.10
Number of accumulation units outstanding at end of period	0	0	768	163
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.35	$10.77	$11.55
Value at end of period	$17.58	$12.35	$10.77
Number of accumulation units outstanding at end of period	41	41	32

CFI 302

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$17.00	$15.25	$15.57	$12.63
Value at end of period	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	397	411	395	74
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48	$14.51
Value at end of period	$21.00	$18.07	$16.59	$16.11	$14.59	$11.82	$17.47	$17.26	$16.11	$15.48
Number of accumulation units outstanding at end of period	177	177	361	177	177	178	237	270	253	2,059
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.38	$8.28	$8.85	$7.73	$6.16	$8.87
Value at end of period	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	0	0	0	1,129	989	150
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.36	$9.03	$9.58	$8.10
Value at end of period	$13.80	$10.36	$9.03	$9.58
Number of accumulation units outstanding at end of period	124	124	125	118
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$11.43
Value at end of period	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	1,963	1,965	2,203	1,235	1,609	809	461	474	454	3
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95	$19.30
Value at end of period	$40.14	$31.04	$27.06	$28.18	$24.41	$18.26	$32.24	$27.83	$25.29	$21.95
Number of accumulation units outstanding at end of period	1,623	2,578	4,221	4,140	6,050	6,546	5,944	12,425	13,836	20,847
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09	$16.46
Value at end of period	$26.64	$21.11	$18.26	$18.36	$16.19	$12.62	$22.34	$22.34	$18.86	$18.09
Number of accumulation units outstanding at end of period	976	1,472	3,167	2,067	3,869	2,271	2,236	6,429	6,966	9,873
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25	$14.98
Value at end of period	$25.22	$18.78	$16.62	$16.84	$13.77	$10.89	$20.93	$16.74	$15.90	$15.25
Number of accumulation units outstanding at end of period	2,698	4,985	10,097	5,694	7,724	6,516	4,855	8,551	9,970	18,809
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00	$12.51
Value at end of period	$21.17	$16.47	$13.85	$16.97	$15.23	$12.22	$22.08	$19.10	$16.42	$14.00
Number of accumulation units outstanding at end of period	333	1,060	2,431	1,135	1,785	1,146	1,133	1,136	554	1,862
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96
Value at end of period	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	8	334	726	0	325	768	705	643	683	1,132
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.01	$8.68	$8.98	$8.00	$7.39
Value at end of period	$12.97	$10.01	$8.68	$8.98	$8.00
Number of accumulation units outstanding at end of period	1,384	1,681	1,989	1,151	456
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$18.91	$16.50	$17.46
Value at end of period	$24.47	$18.91	$16.50
Number of accumulation units outstanding at end of period	531	531	2

CFI 303

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
Value at beginning of period	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42	$16.16
Value at end of period	$23.59	$20.52	$18.33	$18.85	$16.77	$14.28	$20.16	$19.38	$17.89	$17.42
Number of accumulation units outstanding at end of period	459	561	599	1,420	1,459	1,357	1,097	844	939	2,449
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Value at end of period	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37
Number of accumulation units outstanding at end of period	726	758	412	75	31	265	89	4	4	1,075
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.19	$12.13	$11.76	$11.15	$9.43	$12.50
Value at end of period	$20.18	$14.19	$12.13	$11.76	$11.15	$9.43
Number of accumulation units outstanding at end of period	511	511	587	539	512	5
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.90	$8.75	$9.00	$8.04	$6.25	$10.40	$10.68
Value at end of period	$13.01	$9.90	$8.75	$9.00	$8.04	$6.25	$10.40
Number of accumulation units outstanding at end of period	406	2,996	6,121	2,286	5,417	2,742	3,672
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	6
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$12.36
Value at end of period	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	0	0	6	6	6	68	42	13
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.10
Value at end of period	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	27	4
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.82	$9.62	$10.70
Value at end of period	$14.92	$10.82	$9.62
Number of accumulation units outstanding at end of period	0	0	79
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.11	$13.38	$15.25	$12.06	$8.80	$13.44
Value at end of period	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80
Number of accumulation units outstanding at end of period	405	467	516	126	634	38
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99	$9.88
Value at end of period	$13.35	$14.12	$13.44	$13.16	$11.39	$9.62	$11.56	$10.67	$9.99
Number of accumulation units outstanding at end of period	288	1,412	1,076	454	1,304	699	1,120	1,060	1,048
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42	$12.50
Value at end of period	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	762	778	775	1,594	1,588	40	6

CFI 304

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18	$12.34
Value at end of period	$21.36	$16.60	$14.55	$14.81	$13.17	$10.27	$16.71	$15.80	$14.04	$13.18
Number of accumulation units outstanding at end of period	3,220	7,133	9,334	10,332	13,350	7,858	7,122	8,085	8,020	10,520
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16	$16.67
Value at end of period	$26.96	$20.59	$18.26	$18.56	$16.53	$13.62	$22.02	$21.28	$18.85	$18.16
Number of accumulation units outstanding at end of period	2,043	2,318	5,764	2,891	6,208	3,313	3,243	4,510	6,666	10,028
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09
Value at end of period	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48
Number of accumulation units outstanding at end of period	1,143	1,737	2,318	2,168	3,104	2,902	2,693	5,353	6,815	10,138
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02
Value at end of period	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45
Number of accumulation units outstanding at end of period	15	509	2,426	28	719	612	514	980	1,096	2,042
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54	$15.04
Value at end of period	$20.36	$20.69	$19.20	$18.13	$16.75	$15.24	$16.91	$16.19	$15.79	$15.54
Number of accumulation units outstanding at end of period	41	42	1,295	977	1,491	1,041	1,018	977	2,138	8,669
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	12	12	36	37	38
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17
Value at end of period	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76
Number of accumulation units outstanding at end of period	0	0	12	807	626	1,363	1,138	886	701	1,089
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Value at end of period	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	1,114	1,115	489	0	0	40	341	334	326	1,414
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	3,737	3,741	7,593	4,626	5,770	7,418	4,996	7,363	8,473
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.51	$11.08	$11.50	$10.38	$8.50	$11.70
Value at end of period	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50
Number of accumulation units outstanding at end of period	0	0	282	0	0	4
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$15.75
Value at end of period	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Number of accumulation units outstanding at end of period	73	74	231	581	449	171	120	351
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.58
Value at end of period	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	1,362	1,317	216	1	1	99	44

CFI 305

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.41	$13.18	$13.56	$10.86	$9.91
Value at end of period	$21.09	$15.41	$13.18	$13.56	$10.86
Number of accumulation units outstanding at end of period	134	134	127	83	27
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.94	$10.27	$10.30
Value at end of period	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	2,608	4,629	5,342
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	2,160	1,913	3,488	2,288	3,288	1,156	1,224
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.77	$14.40	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07	$12.19
Value at end of period	$18.44	$15.77	$14.40	$14.39	$13.30	$11.45	$14.97	$14.61	$13.25	$13.07
Number of accumulation units outstanding at end of period	200	200	365	587	1,477	597	439	263	361	1,032
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.75
Value at end of period	$22.93	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68
Number of accumulation units outstanding at end of period	94	94	201	621	1,294	6	0	325
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Value at end of period	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19
Number of accumulation units outstanding at end of period	365	71	189	22	0	76	80	152	252	593
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16	$12.22
Value at end of period	$12.47	$12.66	$12.85	$13.04	$13.20	$13.36	$13.21	$12.75	$12.34	$12.16
Number of accumulation units outstanding at end of period	2,739	2,718	3,190	1,614	4,626	5,570	4,415	592	1,943	11,324
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$10.38	$10.22
Value at end of period	$13.36	$10.38
Number of accumulation units outstanding at end of period	706	830
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	3,627	10,419	18,889	11,567	23,132	14,371	13,201	24,167	30,913
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$16.62	$14.80	$14.39	$12.78	$12.67
Value at end of period	$17.30	$16.62	$14.80	$14.39	$12.78
Number of accumulation units outstanding at end of period	343	343	495	793	611
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97
Value at end of period	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27
Number of accumulation units outstanding at end of period	5,062	674	6,669	6,207	6,208	9,583	9,128	4,056	2,363	10,279

CFI 306

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.95
Value at end of period	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	9	1
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$16.10	$14.28	$14.28
Value at end of period	$20.94	$16.10	$14.28
Number of accumulation units outstanding at end of period	0	0	32
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.25	$9.00	$8.91	$8.06	$6.86
Value at end of period	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	0	0	49	0	839
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during December 2011)
Value at beginning of period	$14.63	$12.81	$12.81
Value at end of period	$18.94	$14.63	$12.81
Number of accumulation units outstanding at end of period	0	0	34
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30
Value at end of period	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75
Number of accumulation units outstanding at end of period	1,292	2,202	2,870	2,327	4,023	2,623	2,629	2,829	3,175	5,623
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.25	$11.16	$11.41	$10.56
Value at end of period	$13.17	$12.25	$11.16	$11.41
Number of accumulation units outstanding at end of period	0	0	5,220	773
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$11.18
Value at end of period	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08
Number of accumulation units outstanding at end of period	1,603	1,603	1,664	96	1,297	0	0	1,452
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.91
Value at end of period	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42
Number of accumulation units outstanding at end of period	676	678	2,449	740	685	2,270	1,810	425
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.15	$10.68	$11.43	$11.20
Value at end of period	$14.77	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	0	737	28
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.24	$10.75	$11.50	$11.27
Value at end of period	$14.89	$12.24	$10.75	$11.50
Number of accumulation units outstanding at end of period	0	0	917	18
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.10	$9.02	$9.39	$8.45	$8.17
Value at end of period	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	401	293	174	189	163

CFI 307

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.34	$11.41	$11.59
Value at end of period	$13.00	$12.34	$11.41
Number of accumulation units outstanding at end of period	804	673	671
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.68	$9.68	$9.90	$9.04	$8.95
Value at end of period	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	438	374	258	134	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18	$14.27
Value at end of period	$20.25	$18.34	$16.57	$16.53	$15.11	$13.01	$17.28	$16.58	$15.53	$15.18
Number of accumulation units outstanding at end of period	149	149	227	228	246	247	248	249	556	1,064
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30	$13.87
Value at end of period	$20.88	$17.32	$15.29	$15.99	$14.35	$11.63	$18.47	$17.85	$16.01	$15.30
Number of accumulation units outstanding at end of period	873	1,045	1,667	1,655	1,762	2,745	2,986	2,872	2,779	4,965
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04	$13.85
Value at end of period	$20.16	$17.55	$15.69	$16.02	$14.51	$12.09	$17.66	$16.99	$15.52	$15.04
Number of accumulation units outstanding at end of period	151	858	1,571	1,232	1,641	1,272	1,435	3,434	5,131	11,097
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.72
Value at end of period	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	5,666	4,807	5,011	2,937	1,320	995	741	1,813	844
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	8,201	8,737	16,659	9,032	13,852	11,581	8,707	14,603	15,601
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62	$12.84
Value at end of period	$22.68	$17.75	$15.37	$15.74	$13.90	$11.29	$17.82	$17.56	$14.97	$14.62
Number of accumulation units outstanding at end of period	268	268	379	511	511	517	378	230	388	206
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41	$16.99
Value at end of period	$33.64	$24.52	$20.93	$21.48	$18.66	$13.25	$23.27	$21.50	$19.26	$18.41
Number of accumulation units outstanding at end of period	299	2,349	3,000	1,125	4,894	1,335	1,235	1,237	1,484	2,874
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	936	1,888	1,886	2,131	4,407	4,559
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.98	$11.71	$11.09	$11.18
Value at end of period	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	0	0	730	111

CFI 308

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.63	$12.54	$13.57	$12.24	$11.43
Value at end of period	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	128	128	313	172	24
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.85	$37.15
Value at end of period	$49.49	$35.85
Number of accumulation units outstanding at end of period	316	348
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63
Value at end of period	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19
Number of accumulation units outstanding at end of period	2,174	2,176	6,554	2,109	2,693	2,674	3,315	3,171	3,561	13,407
JANUS ASPEN ENTERPRISE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$22.78	$19.71	$20.30	$16.37	$11.48	$10.92
Value at end of period	$29.71	$22.78	$19.71	$20.30	$16.37	$11.48
Number of accumulation units outstanding at end of period	13	13	13	13	13	13
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$25.26	$23.67	$22.51	$21.16	$18.97	$18.25
Value at end of period	$24.85	$25.26	$23.67	$22.51	$21.16	$18.97
Number of accumulation units outstanding at end of period	8	8	8	8	8	8
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.33	$15.49	$18.23	$15.98	$11.78	$10.99
Value at end of period	$23.18	$18.33	$15.49	$18.23	$15.98	$11.78
Number of accumulation units outstanding at end of period	4	4	4	4	4	4
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.40	$8.09	$8.72	$7.19	$7.12
Value at end of period	$10.98	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	0	0	0	2,445	2,159
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.29	$10.75	$11.11	$9.04	$7.14	$10.07
Value at end of period	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	0	0	154	93	0	4
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Value at end of period	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45
Number of accumulation units outstanding at end of period	0	432	1,644	1,002	1,229	2,209	1,835	1,279	1,049	3,920
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$11.28
Value at end of period	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	424	137
NEW PERSPECTIVE FUND®
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.64	$13.99	$15.37	$13.84	$11.31
Value at end of period	$20.78	$16.64	$13.99	$15.37	$13.84
Number of accumulation units outstanding at end of period	548	549	723	962	1,006

CFI 309

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$21.02
Value at end of period	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	666	666	174	232	393	296	289	614	596	189
OPPENHEIMER GLOBAL FUND/VA
(Funds were first received in this option during November 2008)
Value at beginning of period	$24.30	$20.35	$22.52	$19.71	$14.32	$13.46
Value at end of period	$30.48	$24.30	$20.35	$22.52	$19.71	$14.32
Number of accumulation units outstanding at end of period	13	13	13	13	13	13
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during February 2006)
Value at beginning of period	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$12.43
Value at end of period	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Number of accumulation units outstanding at end of period	0	0	136	0	0	42	6	307
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.96
Value at end of period	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85
Number of accumulation units outstanding at end of period	0	235	342	0	960	192	114	64	2
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.43
Value at end of period	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	1,085	1,085	639	759	859	4	5	4	319	247
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$12.67
Value at end of period	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	126	126	120	81	38	1,170	930
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.89
Value at end of period	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	183	183	509	844	583	516	643	1,094	101	41
SMALLCAP WORLD FUND®
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.28	$8.55	$10.13	$8.23	$8.05
Value at end of period	$13.10	$10.28	$8.55	$10.13	$8.23
Number of accumulation units outstanding at end of period	0	0	0	1,086	960
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$11.45
Value at end of period	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	2,072	2,074	1,477	1,279	893	1,557	1,023	570	526	209
THE BOND FUND OF AMERICASM
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.36	$10.89	$10.38	$10.44
Value at end of period	$10.97	$11.36	$10.89	$10.38
Number of accumulation units outstanding at end of period	0	0	59	59
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.56
Value at end of period	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	1,673	2,355	3,270	1,134	1,554	649	704	1,172	1,482	476

CFI 310

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER INTERNATIONAL
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.98
Value at end of period	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	0	0	170	1,164	937	1,375	1,070
WANGER SELECT
Value at beginning of period	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$11.03
Value at end of period	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	847	848	169	1,552	1,273	789	787	717	925	430
WANGER USA
Value at beginning of period	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.56
Value at end of period	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	0	0	120	1,076	913	275	349	324	941	442
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.98
Value at end of period	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	466	245	723	0	0	149	170	133	569	380
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.35
Value at end of period	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	0	0	4	4	4	21	45	28	26	83

TABLE 34
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.88	$13.12	$14.02	$12.96	$10.00
Value at end of period	$19.81	$14.88	$13.12	$14.02	$12.96
Number of accumulation units outstanding at end of period	39,402	30,680	33,167	33,327	17,841
ALLIANZGI NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.82	$7.82	$7.78	$6.99	$6.09	$9.61
Value at end of period	$11.55	$8.82	$7.82	$7.78	$6.99	$6.09
Number of accumulation units outstanding at end of period	0	0	0	426	426	426
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.95	$13.61	$14.04	$12.27	$9.78
Value at end of period	$18.13	$14.95	$13.61	$14.04	$12.27
Number of accumulation units outstanding at end of period	399,081	377,898	336,271	244,636	93,645
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.51	$13.40	$13.31	$12.01	$9.81
Value at end of period	$18.58	$14.51	$13.40	$13.31	$12.01
Number of accumulation units outstanding at end of period	623,524	553,337	490,630	376,353	142,723
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.10	$12.43	$11.14	$10.69	$10.07
Value at end of period	$11.76	$13.10	$12.43	$11.14	$10.69
Number of accumulation units outstanding at end of period	408,029	647,130	591,126	259,552	182,946

CFI 311

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARIEL FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.01	$10.10	$11.54	$10.25
Value at end of period	$17.15	$12.01	$10.10	$11.54
Number of accumulation units outstanding at end of period	192,705	66,427	83,460	38,754
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.11	$7.35	$8.03	$7.68	$5.56	$9.99
Value at end of period	$11.26	$9.11	$7.35	$8.03	$7.68	$5.56
Number of accumulation units outstanding at end of period	395,930	208,888	136,630	133,229	88,129	20,632
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.43	$10.81	$11.71	$9.49
Value at end of period	$17.74	$12.43	$10.81	$11.71
Number of accumulation units outstanding at end of period	373,361	189,894	169,341	93,780
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.16	$15.35	$15.64	$12.60	$10.38
Value at end of period	$22.59	$17.16	$15.35	$15.64	$12.60
Number of accumulation units outstanding at end of period	131,769	100,885	111,689	73,296	9,887
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41
Value at end of period	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82
Number of accumulation units outstanding at end of period	418,686	456,674	482,274	504,098	544,542	623,036	750,365	856,505	892,215	939,747
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.81	$9.46	$9.95
Value at end of period	$11.00	$10.81	$9.46
Number of accumulation units outstanding at end of period	86,635	63,769	24,589
COLUMBIASM ACORN® FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.93	$10.24	$10.87	$8.74	$6.34	$9.87
Value at end of period	$15.42	$11.93	$10.24	$10.87	$8.74	$6.34
Number of accumulation units outstanding at end of period	3,506	3,277	3,003	2,722	2,383	1,928
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.48	$8.35	$8.91	$7.76	$6.17	$9.52
Value at end of period	$12.26	$9.48	$8.35	$8.91	$7.76	$6.17
Number of accumulation units outstanding at end of period	210,871	186,616	168,127	151,439	88,604	54,341
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.48	$9.11	$9.64	$7.94	$6.08	$10.17
Value at end of period	$13.99	$10.48	$9.11	$9.64	$7.94	$6.08
Number of accumulation units outstanding at end of period	88,455	74,528	76,361	57,829	34,658	16,918
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.35
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	3,842
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45	$9.45
Value at end of period	$20.09	$16.92	$14.38	$16.85	$15.60	$11.35	$19.34	$16.47	$13.69	$11.45
Number of accumulation units outstanding at end of period	2,644,801	2,823,848	3,072,528	3,213,485	3,252,868	3,083,530	2,852,300	2,802,671	1,629,402	589,758

CFI 312

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83
Value at end of period	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90
Number of accumulation units outstanding at end of period	5,517,345	5,998,782	6,618,156	7,117,352	7,681,516	8,286,539	9,575,560	11,199,576	11,118,370	10,166,479
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45
Value at end of period	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43
Number of accumulation units outstanding at end of period	2,125,694	2,348,189	2,627,468	2,949,902	3,266,009	3,663,836	4,395,497	5,182,053	5,740,714	6,238,986
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83
Value at end of period	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19
Number of accumulation units outstanding at end of period	3,137,717	3,419,263	3,713,244	3,972,441	4,255,040	4,753,255	5,530,478	6,753,788	7,907,412	9,263,906
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34
Value at end of period	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97
Number of accumulation units outstanding at end of period	424,761	451,126	524,509	578,608	688,072	762,220	959,982	1,067,522	1,136,643	1,258,870
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.04
Value at end of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	909,417	954,573	1,029,137	1,100,589	1,107,964	1,140,864	1,184,182	1,444,904	1,456,158	1,190,343
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13	$8.76	$9.04	$8.03	$6.10	$10.10
Value at end of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	914,856	881,974	944,377	888,051	785,000	325,547
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Value at end of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Number of accumulation units outstanding at end of period	289,776	284,537	304,232	287,864	245,400	234,493	293,646	401,982	498,975	546,581
ING BALANCED PORTFOLIO
Value at beginning of period	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44	$23.54
Value at end of period	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$29.66	$28.45	$26.19	$25.44
Number of accumulation units outstanding at end of period	3,361,515	3,728,508	4,164,502	4,726,915	5,334,428	5,925,048	7,300,680	8,919,427	10,600,515	11,915,421
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Value at end of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Number of accumulation units outstanding at end of period	979,775	941,146	1,007,777	1,026,235	1,076,817	1,032,299	1,182,340	1,447,101	1,654,972	1,308,859
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21	$10.20
Value at end of period	$20.62	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.21
Number of accumulation units outstanding at end of period	554,723	295,462	227,900	220,208	223,098	229,747	163,620	163,855	65,568
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.03	$8.85	$9.08	$8.09	$6.27	$10.40	$10.67
Value at end of period	$13.21	$10.03	$8.85	$9.08	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	2,494,439	2,734,705	3,020,458	3,093,868	3,389,623	3,634,765	4,157,600
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	914,620	991,806	1,023,728	1,146,206	1,236,551	1,311,569

CFI 313

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$10.15
Value at end of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	855,689	949,070	892,937	842,933	672,126	607,737	533,727	609,850
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Value at end of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Number of accumulation units outstanding at end of period	215,353	231,566	243,546	255,598	257,396	262,813	225,456	231,524	209,370	306,680
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06	$10.23
Value at end of period	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	83,128	89,587	118,481	86,096	67,921	54,338	28,251	1,268
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82	$10.27
Value at end of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07	$11.82
Number of accumulation units outstanding at end of period	694,598	774,320	867,464	873,219	732,666	584,794	498,276	571,176	233,021
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	1,685,737	2,036,217	2,370,465	2,707,913	2,830,785	3,183,171	3,488,684	3,448,907	3,908,565
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	1,982,590	2,342,965	2,701,838	2,783,414	2,784,020	2,762,519	2,761,600
ING GNMA INCOME FUND
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.01	$10.84	$10.22	$10.08
Value at end of period	$10.68	$11.01	$10.84	$10.22
Number of accumulation units outstanding at end of period	34,770	52,336	15,824	14,263
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36	$19.02
Value at end of period	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$26.00	$24.52	$21.74	$20.36
Number of accumulation units outstanding at end of period	16,011,541	16,228,725	18,198,774	20,431,688	21,593,139	23,673,745	28,514,397	34,440,079	39,955,565	47,359,132
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54	$16.98
Value at end of period	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54
Number of accumulation units outstanding at end of period	3,687,909	4,094,819	4,493,943	4,978,831	5,564,181	6,093,123	7,647,788	9,473,651	10,857,695	12,053,612
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Value at end of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Number of accumulation units outstanding at end of period	2,047,199	2,279,454	2,506,419	2,749,008	3,050,514	3,310,499	3,993,638	5,155,750	5,659,110	5,712,947
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Value at end of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Number of accumulation units outstanding at end of period	1,209,579	1,316,636	1,426,343	1,553,228	1,668,191	1,789,693	2,226,410	2,836,624	3,188,101	3,206,207

CFI 314

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.44	$10.87	$11.92
Value at end of period	$15.25	$12.44	$10.87
Number of accumulation units outstanding at end of period	2,499	11,020	2,300
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75	$18.10
Value at end of period	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$20.55	$19.63	$19.10	$18.75
Number of accumulation units outstanding at end of period	2,824,325	3,220,733	3,608,131	4,034,861	4,443,611	4,992,356	5,973,104	6,748,054	7,676,440	8,524,985
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.09	$6.90	$7.96	$7.47	$5.92	$10.24
Value at end of period	$9.71	$8.09	$6.90	$7.96	$7.47	$5.92
Number of accumulation units outstanding at end of period	687,777	710,245	726,535	730,075	793,507	20,029
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$10.23
Value at end of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	446,469	519,322	609,053	732,522	910,106	965,544	1,153,195	1,141,766	937,211	845,792
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Value at end of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	817,600	804,111	881,822	964,021	1,075,763	1,203,908	1,649,943	2,244,782	2,497,771	2,242,751
ING INVESCO EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	4,634,441	5,103,067	5,689,723	6,290,893	7,021,737	7,957,358	9,628,130	11,899,870	13,027,738
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.05
Value at end of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	404,443	381,760	431,993	477,431	469,644	465,666	466,278	562,228	327,404
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$10.10
Value at end of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	378,317	467,396	524,658	604,172	654,303	607,353	830,788	667,561	293,009
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Value at end of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Number of accumulation units outstanding at end of period	563,419	531,668	525,133	537,414	577,337	577,574	680,451	726,952	689,877	500,885
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29	$10.65
Value at end of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01	$11.29
Number of accumulation units outstanding at end of period	218,215	130,190	111,248	105,682	86,998	66,720	70,405	64,572	18,756
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.01	$10.30	$10.31
Value at end of period	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,798,082	3,955,615	3,976,861

CFI 315

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	5,608,618	4,655,071	5,203,881	3,189,588	3,494,296	3,716,467	4,247,992
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.79	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$14.48	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	185,780	183,480	183,673	196,360	181,683	151,930
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.89	$14.48	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91	$11.76
Value at end of period	$18.63	$15.89	$14.48	$14.43	$13.30	$11.42	$14.90	$14.50	$13.12	$12.91
Number of accumulation units outstanding at end of period	486,005	537,738	590,806	662,570	774,129	845,712	1,018,077	1,203,758	1,519,368	1,155,823
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41	$9.88
Value at end of period	$23.43	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	685,647	716,841	756,306	745,867	800,354	845,407	957,157	506,371	50,345
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28	$9.33
Value at end of period	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28
Number of accumulation units outstanding at end of period	1,214,187	740,440	685,705	486,920	350,404	336,536	233,721	194,641	208,142	250,795
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93
Value at end of period	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90
Number of accumulation units outstanding at end of period	2,347,332	2,419,855	3,083,034	3,155,129	3,804,116	5,263,804	5,050,683	4,497,051	4,217,349	4,663,196
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.90
Value at end of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	205,850	244,550	271,221	280,121	295,328	294,259	304,477	83,139
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01	$10.83
Value at end of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$12.30
Number of accumulation units outstanding at end of period	9,139,337	9,984,151	11,196,083	12,254,441	13,546,873	15,113,546	18,561,178	23,257,569	26,193,355	80,312
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48	$9.98
Value at end of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$10.48
Number of accumulation units outstanding at end of period	508,619	596,524	492,853	466,291	353,816	176,822	216,385	202,022	82,108
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Value at end of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Number of accumulation units outstanding at end of period	2,177,537	2,641,062	2,724,198	2,776,830	2,520,926	2,062,760	1,794,127	1,745,605	1,754,902	1,556,976
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$10.03
Value at end of period	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	449,011	337,775	314,085	293,565	279,130	137,290	146,793	45,397

CFI 316

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	175,102	156,920	94,374	63,418	50,519
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.37	$9.09	$8.97	$8.10	$6.63	$9.88
Value at end of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	697,004	496,753	382,525	340,576	308,594	87,066
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.76	$12.89	$12.98	$11.83	$10.05
Value at end of period	$19.17	$14.76	$12.89	$12.98	$11.83
Number of accumulation units outstanding at end of period	128,666	124,097	86,293	70,722	61,985
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	116,143	108,034	95,197	98,807	80,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.34	$9.81	$10.12	$8.18	$5.91	$10.33
Value at end of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	427,678	276,800	223,057	197,862	116,466	35,364
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.79	$10.29	$10.85	$8.69	$6.95	$10.32
Value at end of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	370,548	268,465	213,304	173,789	89,805	42,015
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42	$6.82
Value at end of period	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42
Number of accumulation units outstanding at end of period	637,425	546,751	492,735	426,250	281,665	251,417	222,962	257,895	263,602	261,280
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Value at end of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Number of accumulation units outstanding at end of period	867,409	953,884	1,049,345	1,135,532	1,202,464	1,285,065	1,493,746	1,927,278	2,137,385	2,636,926
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.07
Value at end of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	996,058	1,043,328	1,072,681	985,252	928,963	847,120	740,816	317,056	48,781
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.08
Value at end of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	2,100,900	2,053,759	1,927,090	1,736,917	1,538,141	1,273,395	924,041	382,746	56,551
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.49
Value at end of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	1,895,467	1,763,781	1,555,614	1,312,690	1,094,385	753,836	524,486	270,076	20,254

CFI 317

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.40
Value at end of period	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	1,407,811	1,283,490	1,175,901	998,828	851,091	587,537	406,376	192,260	20,908
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$12.32	$10.80	$11.52	$10.04
Value at end of period	$15.03	$12.32	$10.80	$11.52
Number of accumulation units outstanding at end of period	128,686	72,996	43,831	5,315
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.22	$9.10	$9.45	$8.49	$6.91	$9.11
Value at end of period	$11.68	$10.22	$9.10	$9.45	$8.49	$6.91
Number of accumulation units outstanding at end of period	93,734	70,385	74,298	50,055	37,361	10,722
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.15
Value at end of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	111,348	129,265	139,177	194,639	192,704	196,649	155,681	81,541	2,473
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.81	$9.77	$9.96	$9.07	$7.64	$9.37
Value at end of period	$11.69	$10.81	$9.77	$9.96	$9.07	$7.64
Number of accumulation units outstanding at end of period	143,939	124,090	124,292	85,320	54,766	32,181
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00	$15.94
Value at end of period	$23.20	$20.95	$18.89	$18.79	$17.13	$14.72	$19.50	$18.66	$17.44	$17.00
Number of accumulation units outstanding at end of period	331,686	315,415	341,198	355,572	403,276	456,136	528,594	636,203	691,462	758,576
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79	$16.08
Value at end of period	$24.83	$20.54	$18.09	$18.86	$16.90	$13.66	$21.63	$20.86	$18.66	$17.79
Number of accumulation units outstanding at end of period	941,982	999,625	1,104,552	1,175,203	1,240,399	1,321,161	1,500,034	1,757,979	1,918,047	2,049,110
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20	$15.80
Value at end of period	$23.58	$20.48	$18.26	$18.59	$16.81	$13.97	$20.34	$19.53	$17.79	$17.20
Number of accumulation units outstanding at end of period	780,500	845,290	911,715	959,016	998,232	1,080,870	1,218,032	1,391,338	1,574,701	1,643,994
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.15
Value at end of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	6,960,510	6,834,368	6,619,659	6,299,475	5,736,424	5,143,535	4,518,241	3,476,645	1,031,529
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	6,039,416	6,667,622	7,462,107	8,173,974	8,972,501	9,772,481	11,349,582	13,974,046	16,226,700
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69	$12.95
Value at end of period	$23.32	$18.20	$15.72	$16.06	$14.15	$11.46	$18.05	$17.74	$15.08	$14.69
Number of accumulation units outstanding at end of period	853,444	904,848	948,860	996,210	981,770	861,176	914,726	1,003,994	995,404	548,367

CFI 318

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80
Value at end of period	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42
Number of accumulation units outstanding at end of period	1,854,969	2,027,473	2,311,580	2,496,048	2,673,888	2,863,918	3,376,759	4,049,155	4,595,129	5,111,067
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.11
Value at end of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	153,566	166,912	177,067	183,661	230,569	259,285	265,111	212,075	29,594
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	2,676,901	3,002,483	2,288,873	2,509,169	2,683,423	2,950,264
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$10.00
Value at end of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	177,139	148,889	157,852	147,525	164,565	136,160	124,065	71,341
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.12	$11.82	$11.16	$10.65	$10.19	$9.98
Value at end of period	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	218,457	336,062	374,699	156,461	160,284	81,101
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.76	$12.62	$13.63	$12.26	$9.78
Value at end of period	$17.55	$13.76	$12.62	$13.63	$12.26
Number of accumulation units outstanding at end of period	43,248	43,289	56,250	57,907	43,590
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.92	$37.16
Value at end of period	$49.71	$35.92
Number of accumulation units outstanding at end of period	177,331	187,772
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31	$7.72
Value at end of period	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31
Number of accumulation units outstanding at end of period	920,024	1,023,596	1,121,646	1,254,149	1,425,089	1,576,599	1,796,063	2,116,658	1,741,155	2,137,810
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57
Value at end of period	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26
Number of accumulation units outstanding at end of period	2,666	3,747	3,648	5,314	6,066	6,529	8,256	10,331	15,204	5,950,153
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83
Value at end of period	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26
Number of accumulation units outstanding at end of period	5,889	9,043	9,050	9,639	10,173	10,622	12,559	14,613	17,944	8,889,786
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
Value at beginning of period	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42	$19.89
Value at end of period	$31.08	$31.52	$29.46	$27.94	$26.20	$23.44	$22.38	$21.18	$20.57	$20.42
Number of accumulation units outstanding at end of period	593	624	1,447	1,484	1,474	3,020	3,196	4,152	5,961	1,416,300
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87
Value at end of period	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56
Number of accumulation units outstanding at end of period	3,819	4,186	4,270	5,019	5,389	6,444	8,091	11,015	15,176	8,351,236

CFI 319

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39
Value at end of period	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95
Number of accumulation units outstanding at end of period	1,722	2,024	1,926	2,757	3,233	3,478	4,554	5,392	8,544	4,180,957
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74	$9.98
Value at end of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30	$8.74
Number of accumulation units outstanding at end of period	42,673	40,005	67,635	48,476	30,093	12,947	8,756
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.43	$10.84	$11.18	$9.08	$7.15	$10.35
Value at end of period	$16.64	$12.43	$10.84	$11.18	$9.08	$7.15
Number of accumulation units outstanding at end of period	202,776	191,284	178,748	124,844	72,170	13,495
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Value at end of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Number of accumulation units outstanding at end of period	987,181	1,078,778	1,224,326	1,333,018	1,486,108	1,608,995	2,009,152	2,555,514	2,934,710	2,159,782
METWEST TOTAL RETURN BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.94
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	36,068
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69	$9.64
Value at end of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$10.69
Number of accumulation units outstanding at end of period	236,579	178,096	191,547	156,370	106,032	99,707	71,654	26,098
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32	$9.69
Value at end of period	$21.29	$17.01	$14.26	$15.63	$14.04	$10.34	$16.85	$14.72	$12.44	$11.32
Number of accumulation units outstanding at end of period	784,426	817,966	818,726	822,617	813,928	800,025	708,559	658,350	485,783	307,559
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$19.45
Value at end of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	924,300	1,021,259	1,095,189	1,179,705	1,135,349	1,006,711	1,150,491	1,259,577	1,160,337	475,585
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35
Value at end of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07
Number of accumulation units outstanding at end of period	3,018	3,635	3,922	4,832	5,992	7,491	13,019	21,550	24,669	6,774,870
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Value at beginning of period	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00	$13.05
Value at end of period	$20.30	$20.58	$18.36	$18.43	$16.23	$13.83	$16.33	$15.07	$14.20	$14.00
Number of accumulation units outstanding at end of period	742	1,006	1,458	1,614	1,650	2,902	2,952	3,767	4,445	1,071,573
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72	$10.23
Value at end of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$11.72
Number of accumulation units outstanding at end of period	272,934	207,442	215,726	235,384	261,711	223,505	237,160	201,230	52,201
PAX WORLD BALANCED FUND
Value at beginning of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.43
Value at end of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	593,399	656,540	759,420	848,392	1,020,315	1,219,997	1,239,502	1,334,312	1,286,153	436,919

CFI 320

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78	$10.05
Value at end of period	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83	$10.87	$10.78
Number of accumulation units outstanding at end of period	1,499,230	1,990,404	1,723,167	1,632,383	1,515,335	1,327,095	792,441	763,468	794,168	303,706
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.20
Value at end of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	363,217	414,326	519,891	666,366	888,247	667,484	890,313
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65	$9.68
Value at end of period	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48	$10.72	$10.65
Number of accumulation units outstanding at end of period	354,462	355,315	373,129	392,165	424,205	403,226	466,382	299,696	227,325	176,478
SMALLCAP WORLD FUND®
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40	$8.63	$10.20	$8.27	$5.45	$10.22
Value at end of period	$13.29	$10.40	$8.63	$10.20	$8.27	$5.45
Number of accumulation units outstanding at end of period	362,305	299,103	273,302	249,646	116,361	22,554
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61	$9.86
Value at end of period	$20.80	$20.61	$18.02	$18.69	$16.79	$14.31	$13.63	$12.45	$11.11	$11.61
Number of accumulation units outstanding at end of period	2,321,197	2,529,944	2,668,796	2,717,506	2,445,057	2,251,199	1,766,942	1,078,607	643,749	294,872
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.49	$10.99	$10.45	$9.87	$8.70	$9.96
Value at end of period	$11.12	$11.49	$10.99	$10.45	$9.87	$8.70
Number of accumulation units outstanding at end of period	229,376	284,761	250,274	203,373	196,860	82,235
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82	$9.80
Value at end of period	$19.18	$14.51	$12.19	$12.97	$11.70	$8.81	$14.63	$13.37	$12.20	$10.82
Number of accumulation units outstanding at end of period	3,974,654	4,192,923	4,708,634	5,018,725	5,228,768	4,851,610	4,415,753	4,627,282	3,419,375	1,485,899
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.58	$8.73	$9.85
Value at end of period	$3.64	$7.58	$8.73
Number of accumulation units outstanding at end of period	480,108	255,027	137,568
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.12
Value at end of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	522,545	527,100	476,158	423,414	291,124	196,246	151,589
WANGER SELECT
Value at beginning of period	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41	$10.12
Value at end of period	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72	$12.45	$11.41
Number of accumulation units outstanding at end of period	889,681	1,022,812	1,151,326	1,320,344	1,197,491	1,008,917	1,121,588	625,495	202,100	71,289
WANGER USA
Value at beginning of period	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57	$9.82
Value at end of period	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55	$12.72	$11.57
Number of accumulation units outstanding at end of period	486,560	513,794	518,097	494,431	440,069	427,876	445,350	489,042	304,343	84,146
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82	$9.84
Value at end of period	$17.53	$13.46	$12.12	$11.47	$10.25	$8.72	$13.21	$12.88	$11.05	$10.82
Number of accumulation units outstanding at end of period	1,755,554	1,801,763	1,831,150	1,773,220	1,879,255	1,928,972	2,070,127	2,302,633	2,104,724	1,204,531

CFI 321

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$15.26
Value at end of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	540,353	604,138	670,842	735,440	785,986	800,543	867,219	1,041,048	864,643	460,932

TABLE 35
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS ISSUED SINCE JUNE 30, 1993 WITH TOTAL SEPARATE
ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.10	$12.43	$11.14	$10.69
Value at end of period	$11.75	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	128	149	155	183
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81	$18.53
Value at end of period	$27.48	$23.58	$21.61	$20.92	$18.90	$15.28	$22.53	$22.20	$20.67	$19.81
Number of accumulation units outstanding at end of period	4,436	4,831	4,832	4,837	4,856	5,009	5,211	5,213	5,217	5,714
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05	$21.97
Value at end of period	$46.81	$36.11	$31.41	$32.63	$28.19	$21.04	$37.06	$31.91	$28.93	$25.05
Number of accumulation units outstanding at end of period	3,836	4,378	4,940	4,961	4,971	5,872	6,511	6,525	5,372	5,662
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34	$19.37
Value at end of period	$32.12	$25.39	$21.91	$21.98	$19.33	$15.03	$26.55	$26.48	$22.31	$21.34
Number of accumulation units outstanding at end of period	607	648	1,336	1,625	2,652	5,814	5,954	6,316	6,294	6,688
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38	$17.03
Value at end of period	$29.38	$21.82	$19.27	$19.47	$15.88	$12.54	$24.03	$19.17	$18.16	$17.38
Number of accumulation units outstanding at end of period	3,146	6,374	6,488	6,490	6,684	6,672	6,650	8,186	9,789	10,664
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96	$13.33
Value at end of period	$23.12	$17.95	$15.05	$18.40	$16.47	$13.18	$23.76	$20.51	$17.59	$14.96
Number of accumulation units outstanding at end of period	368	368	644	644	645	645	794	795	795	796
ING BALANCED PORTFOLIO
Value at beginning of period	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61	$21.85
Value at end of period	$32.67	$28.34	$25.26	$25.92	$23.00	$19.54	$27.51	$26.39	$24.30	$23.61
Number of accumulation units outstanding at end of period	1,542	1,538	1,699	1,705	1,720	2,225	2,230	2,233	2,546	3,937
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.02	$8.84	$9.07	$8.09	$6.27	$10.40	$10.67
Value at end of period	$13.20	$10.02	$8.84	$9.07	$8.09	$6.27	$10.40
Number of accumulation units outstanding at end of period	256	684	685	1,190	1,191	1,499	2,100
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.39	$13.60	$15.46	$12.20	$8.51
Value at end of period	$20.68	$15.39	$13.60	$15.46	$12.20
Number of accumulation units outstanding at end of period	731	731	731	731	731

CFI 322

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01	$9.91
Value at end of period	$13.64	$14.39	$13.51	$13.19	$11.53	$9.60	$11.51	$10.71	$10.01
Number of accumulation units outstanding at end of period	1,773	1,819	2,061	2,096	2,133	2,186	2,167	2,153	2,024
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.01	$11.47	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.35	$11.01	$11.47	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	736	736	737	737	738	784	784
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89	$17.65
Value at end of period	$31.30	$24.26	$21.22	$21.54	$19.11	$14.86	$24.13	$22.75	$20.17	$18.89
Number of accumulation units outstanding at end of period	16,755	12,258	13,641	13,902	14,411	16,274	21,870	39,238	42,661	47,575
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53	$16.97
Value at end of period	$28.12	$21.42	$18.95	$19.21	$17.07	$14.03	$22.63	$21.82	$19.28	$18.53
Number of accumulation units outstanding at end of period	2,005	2,273	2,275	3,436	3,438	3,440	3,534	3,887	4,733	5,251
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78	$16.32
Value at end of period	$33.78	$25.42	$21.88	$22.41	$18.61	$14.31	$23.21	$22.28	$20.62	$18.78
Number of accumulation units outstanding at end of period	248	248	248	447	572	572	1,090	1,675	1,352	1,855
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69	$12.19
Value at end of period	$24.44	$17.34	$15.63	$15.94	$13.14	$10.66	$16.25	$17.55	$15.61	$14.69
Number of accumulation units outstanding at end of period	0	0	0	366	596	596	761	761	761	809
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25	$16.66
Value at end of period	$23.11	$23.43	$21.69	$20.42	$18.83	$17.09	$18.91	$18.06	$17.57	$17.25
Number of accumulation units outstanding at end of period	4,554	4,533	4,485	4,442	5,796	7,996	8,443	8,378	11,779	12,737
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.70	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	17	17	17	17	17
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$16.60	$13.45	$12.08	$12.36	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	1,596	1,809	4,123	8,583	8,819	14,126	14,406	14,815	15,123
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97	$14.58
Value at end of period	$21.03	$22.60	$19.21	$23.80	$20.04	$11.83	$24.58	$17.97
Number of accumulation units outstanding at end of period	143	99	47	0	0	29	29	194
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$20.74	$17.50	$17.40	$14.33	$10.90
Value at end of period	$26.93	$20.74	$17.50	$17.40	$14.33
Number of accumulation units outstanding at end of period	388	388	388	388	388

CFI 323

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.00	$10.29	$10.31
Value at end of period	$15.52	$12.00	$10.29
Number of accumulation units outstanding at end of period	6,198	6,324	6,401
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11	$9.34
Value at end of period	$12.34	$9.55	$8.43	$8.25	$6.99	$6.29	$9.11
Number of accumulation units outstanding at end of period	2,916	2,916	2,917	1,841	6,657	4,887	8,042
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.79	$9.68	$9.94	$8.38	$6.15
Value at end of period	$14.48	$10.79	$9.68	$9.94	$8.38
Number of accumulation units outstanding at end of period	1,027	1,027	1,027	1,027	1,027
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38	$13.41
Value at end of period	$14.02	$14.20	$14.38	$14.55	$14.70	$14.84	$14.64	$14.10	$13.61	$13.38
Number of accumulation units outstanding at end of period	1,390	1,391	1,395	3,292	5,817	8,306	4,749	3,533	3,534	3,497
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.66
Value at end of period	$13.61	$10.55	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	0	438	438	439	439	439	439	440
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65	$10.01
Value at end of period	$18.20	$14.50	$12.07	$13.30	$11.60	$8.42	$14.28	$13.57	$11.65
Number of accumulation units outstanding at end of period	9,887	10,664	11,376	12,578	12,631	15,356	16,168	17,383	20,043
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.05	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34	$11.01
Value at end of period	$15.55	$16.05	$15.06	$14.77	$13.91	$12.51	$12.69	$11.74	$11.43	$11.34
Number of accumulation units outstanding at end of period	678	722	753	800	689	730	730	731	657	552
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$16.86	$14.69	$14.98	$13.04
Value at end of period	$18.70	$16.86	$14.69	$14.98
Number of accumulation units outstanding at end of period	109	129	133	157
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42	$6.82
Value at end of period	$16.44	$11.97	$10.52	$10.57	$8.09	$6.25	$9.66	$8.89	$7.99	$7.42
Number of accumulation units outstanding at end of period	0	0	0	0	126	126	126	126	127	126
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16	$19.62
Value at end of period	$45.42	$33.39	$29.52	$30.66	$24.96	$19.82	$29.11	$27.83	$24.13	$22.16
Number of accumulation units outstanding at end of period	359	359	359	359	359	14	160	232	1,103	1,104
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77	$16.07
Value at end of period	$24.79	$20.51	$18.06	$18.84	$16.88	$13.65	$21.61	$20.84	$18.64	$17.77
Number of accumulation units outstanding at end of period	160	118	62	9	9	9	9	9	9	9

CFI 324

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$20.45	$18.23	$18.57	$16.79	$13.95	$19.31
Value at end of period	$23.55	$20.45	$18.23	$18.57	$16.79	$13.95
Number of accumulation units outstanding at end of period	365	366	366	365	365	365
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38	$11.26
Value at end of period	$18.76	$15.54	$13.75	$13.53	$12.02	$9.13	$12.76	$12.38
Number of accumulation units outstanding at end of period	1,927	1,928	1,928	2,314	2,555	2,594	3,557	3,558
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09	$9.93
Value at end of period	$20.07	$15.03	$13.11	$13.79	$10.86	$7.51	$13.38	$11.95	$11.09
Number of accumulation units outstanding at end of period	10,908	10,939	11,971	13,318	15,069	15,263	15,273	16,106	17,945
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81	$12.53
Value at end of period	$21.91	$17.10	$14.77	$15.09	$13.30	$10.77	$16.96	$16.67	$14.18	$13.81
Number of accumulation units outstanding at end of period	15	0	0	0	0	0	0	341	341	341
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84	$19.18
Value at end of period	$38.91	$28.29	$24.10	$24.66	$21.37	$15.14	$26.53	$24.45	$21.85	$20.84
Number of accumulation units outstanding at end of period	1,429	1,526	1,582	1,574	1,564	1,803	2,659	3,558	3,810	3,944
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.99	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$10.68	$8.99	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	17,239	20,407	22,868	25,222	25,250	26,257
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18	$11.20
Value at end of period	$13.37	$10.37	$8.62	$9.26	$8.70	$6.66	$11.18
Number of accumulation units outstanding at end of period	1,071	1,071	1,071	1,071	1,072	1,072	1,073
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.92	$37.16
Value at end of period	$49.71	$35.92
Number of accumulation units outstanding at end of period	197	206
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30	$7.71
Value at end of period	$14.23	$11.15	$9.91	$10.04	$9.28	$7.33	$10.62	$9.95	$8.63	$8.30
Number of accumulation units outstanding at end of period	0	0	0	0	4	4	4	4	726	727
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.02
Value at end of period	$20.62
Number of accumulation units outstanding at end of period	16

CFI 325

Condensed Financial Information (continued)

TABLE 36
FOR CONTRACTS ISSUED UNDER 403(b) OR 401(a) PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$14.80	$13.06	$14.07
Value at end of period	$19.66	$14.80	$13.06
Number of accumulation units outstanding at end of period	2	6	2
AMANA GROWTH FUND
Value at beginning of period	$14.86	$13.55
Value at end of period	$18.00	$14.86
Number of accumulation units outstanding at end of period	24	9
AMANA INCOME FUND
Value at beginning of period	$14.42	$13.34
Value at end of period	$18.45	$14.42
Number of accumulation units outstanding at end of period	461	398
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.02	$12.38	$11.06
Value at end of period	$11.67	$13.02	$12.38
Number of accumulation units outstanding at end of period	450	214	209
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$17.06	$15.29	$15.99
Value at end of period	$22.42	$17.06	$15.29
Number of accumulation units outstanding at end of period	210	137	123
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05	$20.66
Value at end of period	$30.17	$25.93	$23.80	$23.08	$20.88	$16.90	$24.96	$24.64	$22.97	$22.05
Number of accumulation units outstanding at end of period	309	302	294	284	497	486	438	396	360	335
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2010)
Value at beginning of period	$10.41	$9.06	$9.60	$8.93
Value at end of period	$13.87	$10.41	$9.06	$9.60
Number of accumulation units outstanding at end of period	37	27	14	2
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65	$11.37
Value at end of period	$19.78	$16.69	$14.20	$16.67	$15.45	$11.27	$19.22	$16.40	$13.65
Number of accumulation units outstanding at end of period	2,714	2,517	2,136	3,419	2,500	2,530	2,134	2,089	2,061
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69	$21.69
Value at end of period	$45.52	$35.17	$30.64	$31.88	$27.58	$20.61	$36.36	$31.37	$28.47	$24.69
Number of accumulation units outstanding at end of period	2,017	1,792	1,554	1,895	2,305	2,826	1,724	1,536	1,211	6,763
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03	$19.13
Value at end of period	$31.24	$24.72	$21.37	$21.47	$18.91	$14.73	$26.05	$26.02	$21.96	$21.03
Number of accumulation units outstanding at end of period	2,394	2,794	2,601	2,454	2,821	2,361	1,900	1,590	1,913	1,472
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14	$16.81
Value at end of period	$28.57	$21.25	$18.79	$19.02	$15.54	$12.28	$23.58	$18.84	$17.88	$17.14
Number of accumulation units outstanding at end of period	298	298	298	400	134	939	942	932	1,119	1,073

CFI 326

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75	$13.16
Value at end of period	$22.48	$17.48	$14.68	$17.97	$16.12	$12.92	$23.31	$20.16	$17.31	$14.75
Number of accumulation units outstanding at end of period	1,176	1,034	957	824	777	723	602	504	386	243
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63	$11.99
Value at end of period	$27.56	$20.51	$17.57	$18.52	$14.65	$11.50	$17.42	$18.10	$15.69	$14.63
Number of accumulation units outstanding at end of period	0	0	0	55	368	359	272	212	154	86
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.05	$8.71	$9.00	$8.01	$7.86
Value at end of period	$13.03	$10.05	$8.71	$9.00	$8.01
Number of accumulation units outstanding at end of period	217	143	0	0	509
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90	$11.45
Value at end of period	$24.73	$19.09	$16.64	$17.43	$14.49	$10.83	$14.95	$15.62	$13.72	$12.90
Number of accumulation units outstanding at end of period	0	0	0	108	108	108	400	108	108	5,191
ING BALANCED PORTFOLIO
Value at beginning of period	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11	$23.28
Value at end of period	$34.28	$29.79	$26.59	$27.33	$24.29	$20.66	$29.14	$28.00	$25.81	$25.11
Number of accumulation units outstanding at end of period	162	696	673	656	629	660	431	374	403	555
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$9.93	$8.78	$9.02	$8.05	$6.25	$10.39	$10.66
Value at end of period	$13.07	$9.93	$8.78	$9.02	$8.05	$6.25	$10.39
Number of accumulation units outstanding at end of period	3,369	3,370	3,368	2,951	2,384	1,595	1,006
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.78	$9.47	$10.13	$8.83	$6.70	$9.74
Value at end of period	$12.07	$11.78	$9.47	$10.13	$8.83	$6.70
Number of accumulation units outstanding at end of period	31	31	31	211	211	211
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28	$12.37
Value at end of period	$12.64	$12.56	$11.03	$10.21	$8.09	$6.04	$9.96	$12.28
Number of accumulation units outstanding at end of period	290	248	7	2,123	680	730	50	343
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$9.94
Value at end of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21
Number of accumulation units outstanding at end of period	0	0	0	0	756	757	756
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99	$9.90
Value at end of period	$13.46	$14.22	$13.37	$13.07	$11.44	$9.54	$11.46	$10.68	$9.99
Number of accumulation units outstanding at end of period	1,090	1,055	1,020	1,982	2,340	2,325	2,148	2,660	4,202
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.91	$11.39	$12.71	$10.60	$7.82	$13.43	$9.68
Value at end of period	$12.22	$10.91	$11.39	$12.71	$10.60	$7.82	$13.43
Number of accumulation units outstanding at end of period	46	27	6	42	42	42	42
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12	$18.82
Value at end of period	$32.87	$25.51	$22.35	$22.73	$20.20	$15.73	$25.57	$24.15	$21.45	$20.12
Number of accumulation units outstanding at end of period	3,191	1,043	968	949	789	1,052	929	830	893	834

CFI 327

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30	$16.78
Value at end of period	$27.39	$20.90	$18.52	$18.80	$16.73	$13.77	$22.24	$21.48	$19.01	$18.30
Number of accumulation units outstanding at end of period	51	51	51	16,488	74	78	94	73	25	23
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59	$16.18
Value at end of period	$32.99	$24.86	$21.42	$21.98	$18.29	$14.08	$22.87	$21.99	$20.38	$18.59
Number of accumulation units outstanding at end of period	497	490	485	2,188	1,555	2,174	1,266	1,456	1,338	8,033
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32	$15.74
Value at end of period	$23.86	$16.96	$15.30	$15.64	$12.91	$10.49	$16.01	$17.32
Number of accumulation units outstanding at end of period	3,243	2,960	2,670	2,362	2,016	1,558	1,178	908
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76	$18.14
Value at end of period	$24.78	$25.17	$23.33	$22.00	$20.32	$18.47	$20.47	$19.58	$19.08	$18.76
Number of accumulation units outstanding at end of period	331	331	331	3,407	1,065	1,186	564	320	333	331
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.82	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80	$10.19
Value at end of period	$15.32	$12.82	$10.90	$13.00	$12.86	$10.26	$18.18	$16.25	$12.73	$11.80
Number of accumulation units outstanding at end of period	0	0	0	215	550	470	374	311	249	6,257
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46	$12.01
Value at end of period	$18.58	$13.96	$11.93	$12.36	$10.88	$8.59	$13.71	$14.23	$12.46
Number of accumulation units outstanding at end of period	0	0	0	233	333	333	333	333	333
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67	$9.99
Value at end of period	$16.37	$13.29	$11.95	$12.25	$11.06	$9.15	$12.11	$11.86	$10.67
Number of accumulation units outstanding at end of period	3,622	3,579	3,288	3,135	3,491	3,159	2,538	2,818	2,290
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.97	$10.28	$10.31
Value at end of period	$15.45	$11.97	$10.28
Number of accumulation units outstanding at end of period	4,503	5,347	5,222
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.45	$8.36	$8.33
Value at end of period	$12.19	$9.45	$8.36
Number of accumulation units outstanding at end of period	336	261	260
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.02	$13.70	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36	$11.28
Value at end of period	$17.57	$15.02	$13.70	$13.68	$12.63	$10.86	$14.19	$13.84	$12.54	$12.36
Number of accumulation units outstanding at end of period	40	3	0	0	0	74	74	230	230	230
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$14.73
Value at end of period	$23.11	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70
Number of accumulation units outstanding at end of period	0	0	0	0	288	288	288	288
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.85	$15.85
Value at end of period	$23.23	$17.85
Number of accumulation units outstanding at end of period	1,192	546

CFI 328

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68	$13.72
Value at end of period	$14.14	$14.34	$14.54	$14.74	$14.91	$15.08	$14.89	$14.36	$13.89	$13.68
Number of accumulation units outstanding at end of period	222	297	14,737	14,593	16,602	24,448	8,063	10,601	11,160	5,686
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63	$10.04
Value at end of period	$17.96	$14.33	$11.94	$13.18	$11.52	$8.37	$14.22	$13.53	$11.63
Number of accumulation units outstanding at end of period	772	766	766	2,097	2,118	2,634	1,949	3,573	3,822
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.79	$14.84	$14.58	$13.75	$12.38	$12.99
Value at end of period	$15.27	$15.79	$14.84	$14.58	$13.75	$12.38
Number of accumulation units outstanding at end of period	0	0	0	675	0	1,120
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.69	$14.56	$14.88	$12.68	$11.20
Value at end of period	$18.48	$16.69	$14.56	$14.88	$12.68
Number of accumulation units outstanding at end of period	95	82	0	2,143	2,143
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$16.16	$14.31	$14.75
Value at end of period	$21.03	$16.16	$14.31
Number of accumulation units outstanding at end of period	588	439	4
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.71	$10.23	$8.97
Value at end of period	$16.02	$11.71	$10.23
Number of accumulation units outstanding at end of period	726	709	70
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38	$6.79
Value at end of period	$16.13	$11.76	$10.36	$10.42	$7.98	$6.18	$9.56	$8.81	$7.94	$7.38
Number of accumulation units outstanding at end of period	68	68	68	68	68	68	68	68	76	129
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90	$19.42
Value at end of period	$44.28	$32.60	$28.87	$30.03	$24.48	$19.47	$28.63	$27.43	$23.81	$21.90
Number of accumulation units outstanding at end of period	185	171	154	225	204	220	194	161	207	321
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.34	$11.22	$11.47	$10.45	$8.67	$12.02	$11.77
Value at end of period	$13.27	$12.34	$11.22	$11.47	$10.45	$8.67	$12.02
Number of accumulation units outstanding at end of period	0	0	0	2,313	2,041	2,040	2,040
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48	$12.63
Value at end of period	$13.88	$12.10	$10.82	$11.32	$10.09	$8.14	$12.48
Number of accumulation units outstanding at end of period	0	0	0	2,032	1,458	1,834	1,593
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.24	$10.78	$11.47	$9.96
Value at end of period	$14.52	$12.24	$10.78	$11.47
Number of accumulation units outstanding at end of period	0	0	0	773

CFI 329

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.15	$9.05	$9.73
Value at end of period	$11.57	$10.15	$9.05
Number of accumulation units outstanding at end of period	3	9	3
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75	$16.04
Value at end of period	$22.53	$20.38	$18.40	$18.34	$16.74	$14.41	$19.12	$18.33	$17.15	$16.75
Number of accumulation units outstanding at end of period	374	344	310	270	221	164	192	97	23	7
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52	$16.40
Value at end of period	$24.11	$19.98	$17.62	$18.41	$16.51	$13.37	$21.21	$20.48	$18.35	$17.52
Number of accumulation units outstanding at end of period	2,017	1,898	1,623	1,361	1,076	726	561	236	52	25
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94	$15.59
Value at end of period	$22.90	$19.92	$17.78	$18.14	$16.42	$13.67	$19.94	$19.18	$17.49	$16.94
Number of accumulation units outstanding at end of period	1,913	1,738	1,409	1,181	978	733	530	357	110	71
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35	$12.27
Value at end of period	$18.51	$15.36	$13.61	$13.41	$11.93	$9.08	$12.71	$12.35
Number of accumulation units outstanding at end of period	0	0	0	3,965	2,456	3,476	1,156	1,036
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08	$9.89
Value at end of period	$19.80	$14.85	$12.97	$13.66	$10.78	$7.47	$13.32	$11.92	$11.08
Number of accumulation units outstanding at end of period	1,450	1,371	1,276	1,245	1,269	1,926	1,793	1,691	2,001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78	$12.42
Value at end of period	$21.55	$16.85	$14.58	$14.92	$13.16	$10.68	$16.84	$16.58	$14.12	$13.78
Number of accumulation units outstanding at end of period	218	138	132	0	0	0	271	702	431	4,057
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54	$18.94
Value at end of period	$37.83	$27.55	$23.50	$24.09	$20.91	$14.83	$26.03	$24.03	$21.51	$20.54
Number of accumulation units outstanding at end of period	1,871	1,655	1,556	1,773	1,637	1,629	1,773	1,508	1,387	5,469
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$7.62	$8.78	$8.18	$6.28	$10.20
Value at end of period	$10.59	$8.93	$7.62	$8.78	$8.18	$6.28
Number of accumulation units outstanding at end of period	851	1,999	1,924	1,854	1,718	1,445
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.26	$8.55	$9.19	$8.65	$8.59
Value at end of period	$13.22	$10.26	$8.55	$9.19	$8.65
Number of accumulation units outstanding at end of period	0	0	0	0	664
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.68	$12.57	$13.59	$12.25	$11.91
Value at end of period	$17.42	$13.68	$12.57	$13.59	$12.25
Number of accumulation units outstanding at end of period	0	0	0	0	252

CFI 330

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during July 2011)
Value at beginning of period	$11.04	$10.11	$11.08
Value at end of period	$15.02	$11.04	$10.11
Number of accumulation units outstanding at end of period	11	139	80
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75	$16.55
Value at end of period	$20.97	$16.77	$14.08	$15.47	$13.91	$10.27	$16.75
Number of accumulation units outstanding at end of period	481	422	0	0	208	208	208
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59	$21.48
Value at end of period	$76.66	$71.75	$60.22	$74.57	$59.56	$33.24	$64.86	$49.15	$39.82	$28.59
Number of accumulation units outstanding at end of period	101	83	59	439	196	276	155	164	160	130
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93	$14.01
Value at end of period	$20.35	$14.64	$12.58	$13.05	$10.73	$7.93	$12.93
Number of accumulation units outstanding at end of period	0	0	0	1,370	592	618	26
PAX WORLD BALANCED FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90	$10.24
Value at end of period	$14.10	$12.30	$11.21	$11.58	$10.49	$8.77	$12.84	$11.90	$10.90
Number of accumulation units outstanding at end of period	0	0	0	260	260	260	260	260	260
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$15.81	$14.75	$13.39	$13.00
Value at end of period	$14.15	$15.81	$14.75	$13.39
Number of accumulation units outstanding at end of period	5,631	3,855	2,030	452
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during September 2011)
Value at beginning of period	$8.60	$7.79	$8.46
Value at end of period	$8.31	$8.60	$7.79
Number of accumulation units outstanding at end of period	54	34	9
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69	$10.25
Value at end of period	$17.15	$15.53	$13.57	$14.00	$12.02	$7.60	$11.93	$11.43	$10.69
Number of accumulation units outstanding at end of period	328	189	174	835	822	132	130	130	130
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60	$10.07
Value at end of period	$20.48	$20.32	$17.80	$18.49	$16.64	$14.20	$13.55	$12.40	$11.08	$11.60
Number of accumulation units outstanding at end of period	729	520	166	3,402	19,362	19,443	18,387	18,330	17,659	17,146
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81	$10.07
Value at end of period	$18.89	$14.31	$12.04	$12.84	$11.59	$8.74	$14.55	$13.31	$12.17	$10.81
Number of accumulation units outstanding at end of period	2,611	3,342	3,297	7,189	4,614	5,571	4,467	4,579	4,060	1,154
WANGER INTERNATIONAL
Value at beginning of period	$10.31	$8.60
Value at end of period	$12.43	$10.31
Number of accumulation units outstanding at end of period	7	3

CFI 331

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER SELECT
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80	$16.85
Value at end of period	$20.42	$15.39	$13.17	$16.23	$13.01	$7.94	$15.80
Number of accumulation units outstanding at end of period	20	20	20	153	123	26	83
WANGER USA
(Funds were first received in this option during June 2007)
Value at beginning of period	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02	$14.91
Value at end of period	$21.11	$16.01	$13.53	$14.22	$11.69	$8.34	$14.02
Number of accumulation units outstanding at end of period	23	23	23	23	23	23	13
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03	$10.45
Value at end of period	$17.26	$13.28	$11.97	$11.35	$10.16	$8.66	$13.13	$12.82	$11.03
Number of accumulation units outstanding at end of period	2,390	2,282	2,171	2,170	2,170	3,320	2,171	2,170	2,209
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06	$16.39
Value at end of period	$32.65	$23.98	$21.44	$22.23	$18.39	$14.36	$21.34	$23.55	$19.67	$18.06
Number of accumulation units outstanding at end of period	165	107	102	362	362	718	910	1,089	375	318

TABLE 37
FOR CONTRACTS ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
(INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7,1997)

(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ALGER GREEN FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.75	$13.03	$13.96	$12.93	$11.28
Value at end of period	$19.58	$14.75	$13.03	$13.96	$12.93
Number of accumulation units outstanding at end of period	1,341	1,125	910	1,140	1,349
AMANA GROWTH FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.81	$13.52	$13.98	$12.25	$11.88
Value at end of period	$17.92	$14.81	$13.52	$13.98	$12.25
Number of accumulation units outstanding at end of period	16,438	11,726	10,347	6,551	2,063
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.37	$13.31	$13.25	$11.99	$10.45
Value at end of period	$18.37	$14.37	$13.31	$13.25	$11.99
Number of accumulation units outstanding at end of period	30,552	20,227	17,408	9,970	3,544
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.98	$12.35	$11.10	$10.68	$10.44
Value at end of period	$11.62	$12.98	$12.35	$11.10	$10.68
Number of accumulation units outstanding at end of period	3,195	12,333	13,052	7,487	131
ARIEL FUND
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.93	$10.06	$11.52	$11.56
Value at end of period	$17.00	$11.93	$10.06	$11.52
Number of accumulation units outstanding at end of period	2,920	689	296	155

CFI 332

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.00	$7.29	$7.98	$7.64	$5.55	$9.00
Value at end of period	$11.10	$9.00	$7.29	$7.98	$7.64	$5.55
Number of accumulation units outstanding at end of period	6,332	4,541	3,730	4,388	1,269	546
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.35	$10.77	$11.69	$9.38
Value at end of period	$17.58	$12.35	$10.77	$11.69
Number of accumulation units outstanding at end of period	1,641	1,150	988	171
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during February 2010)
Value at beginning of period	$17.00	$15.25	$15.57	$12.37
Value at end of period	$22.33	$17.00	$15.25	$15.57
Number of accumulation units outstanding at end of period	4,729	1,539	1,418	990
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40	$20.07
Value at end of period	$29.04	$24.98	$22.95	$22.28	$20.17	$16.34	$24.16	$23.87	$22.27	$21.40
Number of accumulation units outstanding at end of period	19,866	20,421	21,627	23,312	27,968	29,853	31,328	32,690	32,867	37,768
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.76	$9.44	$10.05
Value at end of period	$10.93	$10.76	$9.44
Number of accumulation units outstanding at end of period	2,130	1,549	988
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.38	$8.28	$8.85	$7.73	$6.16	$8.71
Value at end of period	$12.08	$9.38	$8.28	$8.85	$7.73	$6.16
Number of accumulation units outstanding at end of period	3,556	2,216	1,906	2,812	2,691	7,267
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.36	$9.03	$9.58	$7.91	$8.05
Value at end of period	$13.80	$10.36	$9.03	$9.58	$7.91
Number of accumulation units outstanding at end of period	1,445	1,367	1,502	1,005	3
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43	$9.96
Value at end of period	$19.61	$16.56	$14.10	$16.57	$15.38	$11.22	$19.16	$16.36	$13.63	$11.43
Number of accumulation units outstanding at end of period	90,298	85,325	84,793	85,363	76,605	68,762	63,232	46,481	14,087	3,097
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42	$21.47
Value at end of period	$44.66	$34.53	$30.11	$31.35	$27.15	$20.31	$35.87	$30.96	$28.13	$24.42
Number of accumulation units outstanding at end of period	147,602	156,106	165,572	180,286	190,163	203,284	221,446	254,136	253,307	222,009
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02	$19.13
Value at end of period	$30.96	$24.52	$21.22	$21.33	$18.81	$14.66	$25.96	$25.95	$21.92	$21.02
Number of accumulation units outstanding at end of period	87,331	94,233	103,018	114,005	118,618	124,935	139,984	164,429	179,189	184,225
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86	$16.55
Value at end of period	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49	$17.57	$16.86
Number of accumulation units outstanding at end of period	111,786	122,089	133,588	137,137	145,984	146,278	170,439	190,758	217,069	246,401
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69	$13.12
Value at end of period	$22.20	$17.28	$14.53	$17.80	$15.97	$12.82	$23.15	$20.03	$17.22	$14.69
Number of accumulation units outstanding at end of period	21,239	20,000	26,401	29,686	28,246	26,670	35,613	35,066	34,281	33,035

CFI 333

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58	$11.96
Value at end of period	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	20,333	18,570	18,194	16,691	19,558	23,020	28,684	38,440	37,841	22,125
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.01	$8.68	$8.98	$8.00	$6.09	$9.16
Value at end of period	$12.97	$10.01	$8.68	$8.98	$8.00	$6.09
Number of accumulation units outstanding at end of period	16,129	18,225	16,753	13,633	8,213	4,246
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87	$10.77
Value at end of period	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	8,491	8,994	9,506	8,580	11,574	11,663	11,462	9,590	10,176	14,510
ING BALANCED PORTFOLIO
Value at beginning of period	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95	$23.15
Value at end of period	$33.79	$29.39	$26.25	$27.01	$24.02	$20.45	$28.88	$27.77	$25.63	$24.95
Number of accumulation units outstanding at end of period	70,931	73,729	82,734	99,920	106,516	124,977	157,458	187,136	234,252	270,502
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37	$11.40
Value at end of period	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25	$15.20	$14.37
Number of accumulation units outstanding at end of period	35,371	29,934	30,775	31,428	31,396	33,410	37,415	30,624	30,959	28,782
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.19	$12.13	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19	$10.81
Value at end of period	$20.18	$14.19	$12.13	$11.76	$11.15	$9.43	$13.42	$12.55	$11.19
Number of accumulation units outstanding at end of period	16,017	8,137	6,407	5,152	5,273	5,653	3,781	2,893	1,082
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.88	$8.74	$8.99	$8.03	$6.24	$10.38	$10.66
Value at end of period	$12.99	$9.88	$8.74	$8.99	$8.03	$6.24	$10.38
Number of accumulation units outstanding at end of period	72,146	76,342	77,584	79,019	89,344	97,997	118,140
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	16,956	14,866	13,986	13,753	14,010	15,005
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28	$10.01
Value at end of period	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Number of accumulation units outstanding at end of period	12,962	18,831	20,515	21,019	7,918	13,168	7,616	8,911
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56	$16.44
Value at end of period	$24.44	$18.41	$16.65	$17.73	$16.06	$12.39	$20.69	$20.16	$17.98	$17.56
Number of accumulation units outstanding at end of period	4,026	4,708	5,038	4,800	6,219	5,787	5,562	4,797	3,565	4,496
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05	$9.03
Value at end of period	$14.92	$10.82	$9.62	$10.04	$8.13	$6.62	$10.19	$10.05
Number of accumulation units outstanding at end of period	1,578	1,285	2,067	2,333	1,784	1,567	816	629

CFI 334

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80	$10.63
Value at end of period	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01	$11.80
Number of accumulation units outstanding at end of period	10,892	19,081	18,696	15,967	12,568	12,794	12,307	13,843	4,235
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99	$9.88
Value at end of period	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67	$9.99
Number of accumulation units outstanding at end of period	67,488	75,950	81,726	78,240	86,140	87,074	83,459	89,383	97,566
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42	$9.68
Value at end of period	$12.14	$10.85	$11.33	$12.66	$10.57	$7.80	$13.42
Number of accumulation units outstanding at end of period	30,646	50,396	63,169	56,394	58,026	61,533	55,830
ING GNMA INCOME FUND
(Funds were first received in this option during June 2010)
Value at beginning of period	$10.94	$10.80	$10.20	$10.17
Value at end of period	$10.58	$10.94	$10.80	$10.20
Number of accumulation units outstanding at end of period	2,485	2,462	1,824	902
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97	$18.70
Value at end of period	$32.36	$25.14	$22.05	$22.44	$19.96	$15.55	$25.32	$23.93	$21.27	$19.97
Number of accumulation units outstanding at end of period	344,928	334,689	374,687	421,800	440,907	498,311	566,217	629,336	733,906	825,239
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19	$16.70
Value at end of period	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31	$18.88	$18.19
Number of accumulation units outstanding at end of period	78,003	86,275	96,281	103,534	111,248	116,316	130,780	147,959	164,046	188,039
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48	$16.09
Value at end of period	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82	$20.24	$18.48
Number of accumulation units outstanding at end of period	58,711	65,994	71,485	71,979	82,993	86,517	85,361	98,979	109,197	104,261
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45	$12.02
Value at end of period	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18	$15.33	$14.45
Number of accumulation units outstanding at end of period	42,317	47,902	51,898	52,470	52,131	49,131	53,523	62,443	66,580	68,874
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$13.11
Value at end of period	$15.12
Number of accumulation units outstanding at end of period	263
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39	$17.80
Value at end of period	$24.09	$24.49	$22.72	$21.45	$19.82	$18.04	$20.01	$19.15	$18.68	$18.39
Number of accumulation units outstanding at end of period	83,502	102,067	102,526	107,633	110,310	143,536	154,627	156,611	171,390	182,278
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.00	$6.84	$7.91	$7.44	$6.86
Value at end of period	$9.57	$8.00	$6.84	$7.91	$7.44
Number of accumulation units outstanding at end of period	11,684	11,102	12,296	15,757	19,907
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76	$10.17
Value at end of period	$15.15	$12.68	$10.80	$12.89	$12.77	$10.19	$18.07	$16.17	$12.68	$11.76
Number of accumulation units outstanding at end of period	10,316	13,322	15,013	24,041	24,825	26,187	27,785	24,233	18,807	12,453

CFI 335

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18	$10.59
Value at end of period	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	24,003	23,004	24,468	28,295	27,632	29,782	30,100	25,347	30,415	23,542
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66	$9.97
Value at end of period	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84	$10.66
Number of accumulation units outstanding at end of period	116,005	130,192	136,364	153,796	181,973	213,576	242,607	278,531	313,107
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02	$10.36
Value at end of period	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60	$11.02
Number of accumulation units outstanding at end of period	11,903	11,208	10,983	11,379	13,205	13,809	17,066	15,081	10,201
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38	$10.99
Value at end of period	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90	$13.38
Number of accumulation units outstanding at end of period	7,830	9,146	12,896	15,543	12,656	11,172	15,240	20,051	21,726
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93	$11.73
Value at end of period	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09	$14.89	$13.93
Number of accumulation units outstanding at end of period	18,502	18,217	16,975	16,002	14,720	14,274	14,325	13,590	14,595	12,238
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96	$12.24
Value at end of period	$21.09	$15.41	$13.18	$13.56	$10.86	$8.66	$12.55	$12.96
Number of accumulation units outstanding at end of period	10,181	8,171	7,044	5,977	3,562	2,872	2,887	995
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.94	$10.27	$10.30
Value at end of period	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	74,095	85,755	89,290
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	186,048	149,233	150,960	57,740	61,748	62,406	70,193
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.67	$9.59	$9.87	$8.34	$6.55	$10.23
Value at end of period	$14.28	$10.67	$9.59	$9.87	$8.34	$6.55
Number of accumulation units outstanding at end of period	7,403	6,588	6,555	4,000	2,560	1,518
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.51	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85	$11.74
Value at end of period	$18.14	$15.51	$14.16	$14.15	$13.08	$11.26	$14.72	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	10,293	14,737	14,760	16,271	19,215	19,831	20,313	28,084	26,688	15,704
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39	$10.67
Value at end of period	$22.93	$19.37	$17.35	$16.56	$14.78	$11.30	$18.42	$14.68	$11.39
Number of accumulation units outstanding at end of period	15,209	15,602	19,113	20,775	18,780	18,960	21,857	8,247	3,735

CFI 336

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19	$9.28
Value at end of period	$22.97	$17.67	$15.71	$16.02	$12.48	$8.96	$14.57	$11.77	$11.08	$10.19
Number of accumulation units outstanding at end of period	29,039	17,479	13,004	9,145	9,316	9,470	4,593	5,311	5,597	6,239
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64	$13.70
Value at end of period	$13.98	$14.19	$14.40	$14.62	$14.80	$14.98	$14.81	$14.30	$13.84	$13.64
Number of accumulation units outstanding at end of period	82,117	93,251	96,796	103,303	119,637	160,994	133,929	100,067	96,206	114,605
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78	$10.16
Value at end of period	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Number of accumulation units outstanding at end of period	6,732	6,831	7,384	9,689	10,260	10,544	10,326	4,749
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62	$10.01
Value at end of period	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51	$11.62
Number of accumulation units outstanding at end of period	253,696	270,280	281,243	315,028	346,067	392,661	467,344	574,315	622,569
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46	$9.99
Value at end of period	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23	$10.46
Number of accumulation units outstanding at end of period	11,029	10,835	10,192	9,432	8,266	8,093	6,750	6,967	69
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27	$10.97
Value at end of period	$15.11	$15.64	$14.71	$14.46	$13.65	$12.30	$12.51	$11.61	$11.33	$11.27
Number of accumulation units outstanding at end of period	76,747	94,303	85,602	83,259	86,084	64,255	59,982	41,378	36,567	30,623
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56	$9.88
Value at end of period	$18.36	$16.59	$14.49	$14.82	$12.64	$7.68	$11.04	$10.56
Number of accumulation units outstanding at end of period	7,384	7,215	5,348	6,030	4,066	1,866	1,713	278
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$16.10	$14.28	$13.91	$12.52	$12.16
Value at end of period	$20.94	$16.10	$14.28	$13.91	$12.52
Number of accumulation units outstanding at end of period	3,477	3,162	899	110	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$10.25	$9.00	$8.91	$8.06	$6.37
Value at end of period	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	4,206	7,245	5,920	5,960	5,295
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.63	$12.81	$12.93	$11.81	$10.05
Value at end of period	$18.94	$14.63	$12.81	$12.93	$11.81
Number of accumulation units outstanding at end of period	2,580	2,413	1,623	1,722	1,701
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.39	$15.29	$15.87	$12.80	$11.39
Value at end of period	$23.11	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	1,316	2,426	1,934	736	1,522

CFI 337

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.21	$9.72	$10.05	$8.15	$6.12
Value at end of period	$14.81	$11.21	$9.72	$10.05	$8.15
Number of accumulation units outstanding at end of period	4,131	2,225	1,869	715	585
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.66	$10.20	$10.77	$8.65	$7.01
Value at end of period	$15.93	$11.66	$10.20	$10.77	$8.65
Number of accumulation units outstanding at end of period	3,011	522	647	246	11
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36	$6.78
Value at end of period	$15.95	$11.64	$10.26	$10.33	$7.92	$6.14	$9.51	$8.77	$7.91	$7.36
Number of accumulation units outstanding at end of period	12,245	10,914	9,117	4,742	4,983	5,565	6,905	6,022	11,479	8,596
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75	$19.30
Value at end of period	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19	$23.63	$21.75
Number of accumulation units outstanding at end of period	23,222	28,463	31,065	34,664	36,207	40,305	46,498	54,303	54,198	58,199
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.25	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66	$10.31
Value at end of period	$13.17	$12.25	$11.16	$11.41	$10.41	$8.64	$11.99	$11.64	$10.66
Number of accumulation units outstanding at end of period	50,838	59,762	72,837	85,184	61,392	44,341	15,990	9,031	215
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89	$10.56
Value at end of period	$13.77	$12.02	$10.75	$11.26	$10.05	$8.11	$12.45	$12.08	$10.89
Number of accumulation units outstanding at end of period	82,452	72,116	71,442	60,781	53,746	40,147	25,632	7,127	352
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05	$10.67
Value at end of period	$14.41	$12.15	$10.72	$11.41	$10.11	$7.99	$12.88	$12.42	$11.05
Number of accumulation units outstanding at end of period	130,141	113,612	94,888	76,983	63,080	54,863	34,808	1,702	1,592
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26	$11.02
Value at end of period	$14.77	$12.15	$10.68	$11.43	$10.08	$7.88	$13.29	$12.76	$11.26
Number of accumulation units outstanding at end of period	67,766	56,425	45,906	41,032	34,042	24,996	14,185	6,473	42
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during June 2011)
Value at beginning of period	$12.24	$10.75	$11.96
Value at end of period	$14.89	$12.24	$10.75
Number of accumulation units outstanding at end of period	1,648	236	28
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.10	$9.02	$9.39	$8.45	$6.30
Value at end of period	$11.51	$10.10	$9.02	$9.39	$8.45
Number of accumulation units outstanding at end of period	620	240	170	99	332
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29	$10.11
Value at end of period	$13.00	$12.34	$11.41	$11.54	$10.69	$9.26	$11.28	$10.88	$10.29
Number of accumulation units outstanding at end of period	349	581	551	526	601	1,113	1,565	1,883	14

CFI 338

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.68	$9.68	$9.90	$9.04	$7.15
Value at end of period	$11.53	$10.68	$9.68	$9.90	$9.04
Number of accumulation units outstanding at end of period	537	306	152	91	505
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68	$15.68
Value at end of period	$22.25	$20.15	$18.21	$18.16	$16.60	$14.29	$18.98	$18.21	$17.06	$16.68
Number of accumulation units outstanding at end of period	6,221	8,027	9,972	13,430	13,842	16,069	20,595	17,522	18,024	17,194
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45	$15.81
Value at end of period	$23.81	$19.75	$17.43	$18.23	$16.37	$13.27	$21.06	$20.35	$18.25	$17.45
Number of accumulation units outstanding at end of period	30,976	32,836	32,711	32,170	33,404	39,316	32,354	33,504	37,572	37,623
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87	$15.54
Value at end of period	$22.62	$19.69	$17.60	$17.97	$16.28	$13.56	$19.80	$19.06	$17.40	$16.87
Number of accumulation units outstanding at end of period	14,139	13,591	14,411	19,331	23,002	23,548	25,398	29,784	30,819	39,291
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91	$10.41
Value at end of period	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33	$10.91
Number of accumulation units outstanding at end of period	113,737	105,680	96,179	92,575	85,522	91,305	80,976	44,303	23,802
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07	$9.93
Value at end of period	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90	$11.07
Number of accumulation units outstanding at end of period	154,173	161,684	168,548	177,865	200,139	220,931	260,788	321,464	373,538
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63	$12.93
Value at end of period	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	21,985	21,171	23,250	22,791	22,963	17,138	15,775	20,094	15,678	8,750
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03	$18.48
Value at end of period	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39	$20.95	$20.03
Number of accumulation units outstanding at end of period	63,339	80,803	80,934	81,313	89,105	104,430	103,163	116,941	116,588	113,758
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41	$11.01
Value at end of period	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16	$12.41
Number of accumulation units outstanding at end of period	5,266	4,942	5,077	5,378	5,347	4,651	14,573	12,059	5,949
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.89	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$10.54	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	62,654	64,836	57,719	65,086	77,908	86,035
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04	$9.48
Value at end of period	$13.13	$10.20	$8.50	$9.15	$8.62	$6.62	$11.14	$11.04
Number of accumulation units outstanding at end of period	10,697	8,713	8,666	8,486	10,844	1,768	1,258	1,709

CFI 339

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.98	$11.71	$11.09	$10.61	$10.17	$9.91
Value at end of period	$11.50	$11.98	$11.71	$11.09	$10.61	$10.17
Number of accumulation units outstanding at end of period	4,562	5,173	6,268	1,874	860	768
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.63	$12.54	$13.57	$12.24	$9.89
Value at end of period	$17.35	$13.63	$12.54	$13.57	$12.24
Number of accumulation units outstanding at end of period	1,124	379	221	618	224
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$35.85	$37.15
Value at end of period	$49.49	$35.85
Number of accumulation units outstanding at end of period	7,748	5,452
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19	$7.63
Value at end of period	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77	$8.49	$8.19
Number of accumulation units outstanding at end of period	27,488	26,613	29,721	34,207	37,836	37,029	39,194	45,449	37,056	42,845
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$8.40	$8.09	$8.72	$7.19	$5.15
Value at end of period	$10.98	$8.40	$8.09	$8.72	$7.19
Number of accumulation units outstanding at end of period	5,702	5,534	4,634	3,412	1,327
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.29	$10.75	$11.11	$9.04	$7.14	$9.40
Value at end of period	$16.41	$12.29	$10.75	$11.11	$9.04	$7.14
Number of accumulation units outstanding at end of period	10,151	9,564	6,681	3,733	1,619	178
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45	$10.19
Value at end of period	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68	$13.28	$12.45
Number of accumulation units outstanding at end of period	39,451	39,427	43,192	44,769	44,447	48,956	48,896	58,775	66,220	45,281
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68	$9.52
Value at end of period	$14.92	$10.98	$10.06	$10.53	$8.72	$6.79	$11.28	$10.68
Number of accumulation units outstanding at end of period	11,340	8,677	7,888	7,896	8,633	5,860	2,113	148
NEW PERSPECTIVE FUND®
Value at beginning of period	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30	$10.31
Value at end of period	$20.78	$16.64	$13.99	$15.37	$13.84	$10.22	$16.70	$14.62	$12.38	$11.30
Number of accumulation units outstanding at end of period	13,143	13,238	12,571	11,943	10,863	10,323	6,895	4,948	2,419	473
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48	$20.88
Value at end of period	$75.74	$70.96	$59.61	$73.88	$59.05	$32.99	$64.43	$48.87	$39.62	$28.48
Number of accumulation units outstanding at end of period	20,580	19,976	20,313	24,152	22,260	21,659	26,634	24,696	18,762	7,721
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70	$10.43
Value at end of period	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26	$11.70
Number of accumulation units outstanding at end of period	5,423	5,968	6,543	7,913	7,392	7,287	11,562	5,862	6,586

CFI 340

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PAX WORLD BALANCED FUND
Value at beginning of period	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45	$9.52
Value at end of period	$13.94	$12.16	$11.09	$11.47	$10.40	$8.70	$12.75	$11.83	$10.85	$10.45
Number of accumulation units outstanding at end of period	29,937	31,251	33,493	32,677	30,871	26,905	18,649	21,999	13,588	3,351
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76	$10.24
Value at end of period	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.71	$10.75	$10.83	$10.76
Number of accumulation units outstanding at end of period	28,387	51,753	47,965	42,177	41,522	32,595	13,115	21,794	18,534	13,498
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$10.88
Value at end of period	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	11,074	15,309	20,632	20,058	21,320	11,170	14,055
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63	$9.93
Value at end of period	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.41	$10.67	$10.63
Number of accumulation units outstanding at end of period	28,623	25,360	27,324	28,029	24,190	21,335	21,020	13,396	8,195	4,159
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.28	$8.55	$10.13	$8.23	$5.44	$9.04
Value at end of period	$13.10	$10.28	$8.55	$10.13	$8.23	$5.44
Number of accumulation units outstanding at end of period	8,677	5,903	4,229	1,941	626	465
TEMPLETON GLOBAL BOND FUND
Value at beginning of period	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59	$10.10
Value at end of period	$20.30	$20.16	$17.68	$18.38	$16.56	$14.14	$13.50	$12.37	$11.07	$11.59
Number of accumulation units outstanding at end of period	66,910	63,970	67,559	73,561	65,786	61,335	38,401	23,582	13,006	5,198
THE BOND FUND OF AMERICASM
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.36	$10.89	$10.38	$9.82	$8.68	$9.68
Value at end of period	$10.97	$11.36	$10.89	$10.38	$9.82	$8.68
Number of accumulation units outstanding at end of period	5,640	4,887	2,008	1,346	693	337
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80	$9.78
Value at end of period	$18.72	$14.20	$11.96	$12.76	$11.53	$8.70	$14.50	$13.28	$12.15	$10.80
Number of accumulation units outstanding at end of period	95,499	99,651	100,579	89,909	78,359	75,409	79,524	77,637	42,601	17,915
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during August 2011)
Value at beginning of period	$7.55	$8.72	$10.89
Value at end of period	$3.61	$7.55	$8.72
Number of accumulation units outstanding at end of period	2,407	3,718	925
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.22
Value at end of period	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	9,854	9,614	9,368	11,303	6,155	4,365	1,414
WANGER SELECT
Value at beginning of period	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39	$9.90
Value at end of period	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62	$12.40	$11.39
Number of accumulation units outstanding at end of period	21,893	27,498	26,142	24,150	22,139	17,240	26,086	10,084	4,003	1,901
WANGER USA
Value at beginning of period	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55	$9.90
Value at end of period	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46	$12.66	$11.55
Number of accumulation units outstanding at end of period	8,116	9,517	10,204	12,677	12,176	13,763	12,977	14,851	8,400	744

CFI 341

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80	$9.83
Value at end of period	$17.11	$13.18	$11.89	$11.28	$10.11	$8.62	$13.09	$12.79	$11.01	$10.80
Number of accumulation units outstanding at end of period	33,678	35,920	38,381	36,818	34,698	40,290	39,026	41,361	30,714	17,631
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99	$15.99
Value at end of period	$32.26	$23.72	$21.22	$22.02	$18.23	$14.25	$21.20	$23.41	$19.58	$17.99
Number of accumulation units outstanding at end of period	6,961	7,325	7,322	9,302	10,122	15,304	16,789	16,999	13,424	7,700

TABLE 38
FOR CONTRACTS CONTAINING LIMITS ON FEES ISSUED UNDER 403(b) PLANS AND DEFERRED COMPENSATION PLANS
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82	$20.41
Value at end of period	$30.28	$25.99	$23.81	$23.06	$20.83	$16.83	$24.82	$24.46	$22.77	$21.82
Number of accumulation units outstanding at end of period	500	500	500	504	500	511	653	668	684	701
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.48	$9.11	$9.64	$8.85
Value at end of period	$13.99	$10.48	$9.11	$9.64
Number of accumulation units outstanding at end of period	263	263	264	264
EUROPACIFIC GROWTH FUND®
Value at beginning of period	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47	$10.97
Value at end of period	$20.24	$17.06	$14.49	$16.98	$15.72	$11.44	$19.49	$16.58	$13.75	$11.47
Number of accumulation units outstanding at end of period	1,104	1,104	1,104	604	604	604	3,426	1,424	5,456	5,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90	$21.83
Value at end of period	$46.56	$35.91	$31.24	$32.45	$28.03	$20.92	$36.84	$31.73	$28.76	$24.90
Number of accumulation units outstanding at end of period	11,705	13,474	13,772	15,244	18,043	17,803	30,851	27,819	26,464	25,722
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43	$19.45
Value at end of period	$32.28	$25.51	$22.02	$22.08	$19.42	$15.10	$26.66	$26.59	$22.40	$21.43
Number of accumulation units outstanding at end of period	692	2,368	2,403	2,469	2,551	2,552	8,432	10,083	12,633	13,040
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19	$16.83
Value at end of period	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95	$17.96	$17.19
Number of accumulation units outstanding at end of period	375	399	424	1,662	2,889	2,773	4,217	8,135	8,863	13,944
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97	$13.34
Value at end of period	$23.15	$17.97	$15.07	$18.42	$16.49	$13.20	$23.78	$20.53	$17.60	$14.97
Number of accumulation units outstanding at end of period	1,036	1,036	1,036	1,700	1,750	1,750	2,052	2,218	2,817	6,644
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71	$12.33
Value at end of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Number of accumulation units outstanding at end of period	0	0	0	1,316	2,293	2,178	3,473	6,456	9,188	4,340
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96	$10.81
Value at end of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Number of accumulation units outstanding at end of period	3,165	3,247	3,329	3,417	3,513	3,614	5,097	5,192	5,294	4,015

CFI 342

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
Value at beginning of period	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93	$23.93
Value at end of period	$36.72	$31.78	$28.25	$28.91	$25.59	$21.68	$30.46	$29.14	$26.76	$25.93
Number of accumulation units outstanding at end of period	34,645	40,715	43,541	51,698	67,836	95,222	117,538	135,888	161,312	182,702
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47	$11.45
Value at end of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Number of accumulation units outstanding at end of period	1,181	735	534	534	3,059	2,886	3,079	2,718	2,510	2,517
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.03	$8.85	$9.08	$8.09	$6.28	$10.41	$10.67
Value at end of period	$13.22	$10.03	$8.85	$9.08	$8.09	$6.28	$10.41
Number of accumulation units outstanding at end of period	1,220	1,710	1,792	2,560	2,671	2,582	2,834
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	285	285	1,553	1,552	1,552	1,552
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30	$11.16
Value at end of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	14	2,030	4,407
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70	$16.53
Value at end of period	$25.19	$18.93	$17.07	$18.14	$16.39	$12.61	$21.01	$20.42	$18.16	$17.70
Number of accumulation units outstanding at end of period	101	109	1,098	1,183	1,278	1,374	1,477	1,571	2,347	2,518
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$11.82
Value at end of period	$15.21
Number of accumulation units outstanding at end of period	1,742
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.93
Value at end of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,341
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.89
Value at end of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	2,919	4,478	4,590	4,718	16,991	16,996	21,137	10,310	10,313
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.02	$11.49	$12.80	$10.66	$7.85	$13.47	$9.69
Value at end of period	$12.36	$11.02	$11.49	$12.80	$10.66	$7.85	$13.47
Number of accumulation units outstanding at end of period	2,705	2,742	2,942	3,486	3,363	3,222	14,926
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74	$19.33
Value at end of period	$35.17	$27.19	$23.72	$24.02	$21.26	$16.49	$26.70	$25.11	$22.21	$20.74
Number of accumulation units outstanding at end of period	716,898	793,972	912,331	1,036,940	1,184,071	1,284,630	1,576,693	1,838,625	2,114,387	2,484,960

CFI 343

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68	$17.09
Value at end of period	$28.63	$21.78	$19.25	$19.49	$17.30	$14.21	$22.89	$22.05	$19.46	$18.68
Number of accumulation units outstanding at end of period	8,814	8,938	13,729	14,573	22,769	21,308	37,224	50,559	60,481	79,076
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79	$16.32
Value at end of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Number of accumulation units outstanding at end of period	1,109	1,067	1,324	1,250	4,811	4,592	6,975	12,982	18,126	21,963
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70	$12.19
Value at end of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Number of accumulation units outstanding at end of period	71	71	71	71	71	358	2,129	7,602	10,465	20,764
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96	$18.28
Value at end of period	$25.76	$26.07	$24.10	$22.66	$20.85	$18.90	$20.88	$19.91	$19.34	$18.96
Number of accumulation units outstanding at end of period	55,236	70,472	87,055	102,133	110,735	112,092	125,893	155,702	173,477	202,445
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$8.09	$6.90	$7.96	$6.97
Value at end of period	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	276	276	276	276
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87	$11.43
Value at end of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Number of accumulation units outstanding at end of period	0	0	0	651	640	649	288	3,697	6,523	2,462
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.64
Value at end of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	973	1,055	1,139	1,228	1,326	1,426	9,539	11,328	11,568	9,860
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.81
Value at end of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	0	0	0	0	1,204	1,106	7,240	7,473	10,255
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04	$10.61
Value at end of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,772	2,773	2,774
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40	$11.85
Value at end of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98	$13.40
Number of accumulation units outstanding at end of period	0	493	537	791	830	830	1,421	745	793
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02	$11.78
Value at end of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,384	1,333	2,454	3,911
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.01	$10.30	$10.31
Value at end of period	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	3,062	3,062	3,061

CFI 344

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	999	922	830	2,006	24,554	23,483	23,505
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.25	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39	$11.29
Value at end of period	$17.88	$15.25	$13.89	$13.85	$12.76	$10.96	$14.29	$13.92	$12.59	$12.39
Number of accumulation units outstanding at end of period	285	309	3,148	3,392	4,399	4,675	4,971	9,398	8,976	9,262
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$12.73
Value at end of period	$23.43	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	1,180	1,281	1,222	1,411	1,371	1,270	2,742	1,381
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2011)
Value at beginning of period	$18.18	$16.12	$15.98
Value at end of period	$23.70	$18.18	$16.12
Number of accumulation units outstanding at end of period	1,968	761	837
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90	$13.93
Value at end of period	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$15.21	$14.65	$14.14	$13.90
Number of accumulation units outstanding at end of period	67,285	73,577	82,052	100,940	132,438	133,856	158,695	167,741	183,325	206,475
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	0	0	132	0	2,399	2,349	2,204
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.04
Value at end of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	7,151	10,516	11,379	11,055	36,405	35,468	53,174	62,549	107,581
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.95	$15.05	$14.59	$12.93	$8.79
Value at end of period	$17.68	$16.95	$15.05	$14.59	$12.93
Number of accumulation units outstanding at end of period	0	0	0	341	341
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35	$11.01
Value at end of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Number of accumulation units outstanding at end of period	3,578	3,424	3,269	690	1,972	1,668	2,751	3,487	3,418	2,755
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.87	$14.70	$14.99	$12.75	$11.00
Value at end of period	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	193	193	193	203	191
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2010)
Value at beginning of period	$16.29	$14.41	$14.00	$11.66
Value at end of period	$21.24	$16.29	$14.41	$14.00
Number of accumulation units outstanding at end of period	1,375	345	345	345

CFI 345

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.60	$15.43	$15.97	$12.84	$11.41
Value at end of period	$23.45	$17.60	$15.43	$15.97	$12.84
Number of accumulation units outstanding at end of period	2,749	3,031	3,031	3,238	3,357
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17	$19.63
Value at end of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Number of accumulation units outstanding at end of period	2,082	2,200	2,176	2,753	4,114	3,985	3,933	4,383	6,275	8,472
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$11.65
Value at end of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68
Number of accumulation units outstanding at end of period	0	0	0	364	364	0	0	12,433
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$11.52
Value at end of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.42	$12.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	122	10,608
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46	$16.32
Value at end of period	$24.58	$22.13	$19.88	$19.71	$17.90	$15.33	$20.23	$19.30	$17.97	$17.46
Number of accumulation units outstanding at end of period	9,489	10,136	10,814	11,513	12,250	12,347	11,771	12,396	13,009	13,824
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13	$15.63
Value at end of period	$18.77	$15.55	$13.76	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	8,243	8,618	8,067	0	0	0	28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.89
Value at end of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	7,889	11,311	11,214	13,096	16,042	14,496	16,111	17,772	18,705
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81	$12.31
Value at end of period	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68	$14.18	$13.81
Number of accumulation units outstanding at end of period	1,072	1,072	1,072	1,072	1,072	1,072	1,072	6,370	7,279	10,506
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42	$18.80
Value at end of period	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96	$21.41	$20.42
Number of accumulation units outstanding at end of period	3,349	3,324	3,268	3,231	10,111	9,893	10,725	16,011	19,716	18,169
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	936	997	203	229	895	860
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06	$9.77
Value at end of period	$13.38	$10.37	$8.63	$9.26	$8.70	$6.66	$11.18	$11.06
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,344	1,350

CFI 346

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$12.12	$11.82	$11.16	$10.80
Value at end of period	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	380	380	380	381
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31	$7.72
Value at end of period	$14.25	$11.16	$9.93	$10.06	$9.30	$7.34	$10.63	$9.96	$8.64	$8.31
Number of accumulation units outstanding at end of period	297	313	329	2,071	2,182	2,183	4,733	4,949	2,659	2,774
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26	$23.57
Value at end of period	$47.51	$40.04	$35.68	$35.55	$33.21	$26.71	$32.14	$29.45	$26.93	$25.26
Number of accumulation units outstanding at end of period	0	0	0	367	367	367	367	367	367	5,993
JANUS ASPEN ENTERPRISE PORTFOLIO
Value at beginning of period	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26	$17.83
Value at end of period	$46.45	$35.53	$30.67	$31.51	$25.35	$17.72	$31.89	$26.46	$23.58	$21.26
Number of accumulation units outstanding at end of period	422	308	152	38	417	234	89	79	45	27,191
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
Value at beginning of period	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56	$19.87
Value at end of period	$29.59	$23.33	$19.68	$23.10	$20.19	$14.85	$27.17	$25.10	$21.50	$20.56
Number of accumulation units outstanding at end of period	635	460	213	383	829	606	427	411	374	36,361
JANUS ASPEN JANUS PORTFOLIO
Value at beginning of period	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95	$17.39
Value at end of period	$29.54	$22.95	$19.60	$20.95	$18.53	$13.76	$23.11	$20.34	$18.49	$17.95
Number of accumulation units outstanding at end of period	0	0	0	0	4	4	4	8	8	13,947
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$8.53	$8.19	$8.81	$7.97
Value at end of period	$11.17	$8.53	$8.19	$8.81
Number of accumulation units outstanding at end of period	291	292	292	292
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56	$10.25
Value at end of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Number of accumulation units outstanding at end of period	1,020	1,107	1,194	2,837	2,940	3,046	3,157	3,085	7,018	3,638
NEW PERSPECTIVE FUND®
Value at beginning of period	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34	$11.31
Value at end of period	$21.46	$17.14	$14.37	$15.75	$14.15	$10.42	$16.99	$14.82	$12.49	$11.34
Number of accumulation units outstanding at end of period	0	2,786	2,786	2,786	2,793	2,794	3,518	14	14	14
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79	$24.44
Value at end of period	$78.32	$73.19	$61.33	$75.82	$60.46	$33.69	$65.63	$49.65	$40.16	$28.79
Number of accumulation units outstanding at end of period	3,622	3,595	3,457	4,701	4,768	3,422	7,226	6,855	6,275	2,971
OPPENHEIMER GLOBAL FUND/VA
Value at beginning of period	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07	$15.35
Value at end of period	$31.70	$25.21	$21.05	$23.25	$20.30	$14.70	$24.89	$23.71	$20.40	$18.07
Number of accumulation units outstanding at end of period	0	0	0	918	918	919	919	919	919	29,012
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2006)
Value at beginning of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.71
Value at end of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,127	1,715

CFI 347

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PAX WORLD BALANCED FUND
Value at beginning of period	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56	$9.64
Value at end of period	$14.41	$12.54	$11.41	$11.77	$10.65	$8.89	$12.99	$12.02	$10.99	$10.56
Number of accumulation units outstanding at end of period	780	835	888	951	1,007	1,007	2,382	2,514	2,641	2,773
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.16	$15.05	$13.64	$12.78	$10.93	$11.06
Value at end of period	$14.49	$16.16	$15.05	$13.64	$12.78	$10.93
Number of accumulation units outstanding at end of period	1,346	1,439	1,535	1,634	1,443	1,444
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73	$11.43
Value at end of period	$8.40	$8.68	$7.85	$10.38	$9.06	$5.26	$12.73
Number of accumulation units outstanding at end of period	1,080	1,112	1,112	1,112	1,113	1,417	4,587
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16	$11.43
Value at end of period	$20.96	$20.77	$18.16	$18.83	$16.92	$14.42	$13.74	$12.53	$11.16
Number of accumulation units outstanding at end of period	2,658	2,747	2,835	3,151	4,221	4,982	4,054	1,513	1,129
THE GROWTH FUND OF AMERICA®
Value at beginning of period	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83	$10.07
Value at end of period	$19.33	$14.63	$12.29	$13.08	$11.79	$8.87	$14.75	$13.45	$12.25	$10.83
Number of accumulation units outstanding at end of period	10,763	11,123	11,202	15,222	27,640	27,173	28,437	25,787	19,192	9,089
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during September 2012)
Value at beginning of period	$7.58	$8.86
Value at end of period	$3.64	$7.58
Number of accumulation units outstanding at end of period	0	513
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48	$10.10
Value at end of period	$12.57	$10.40	$8.66	$10.28	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	811	895	895	945	990	991	991
WANGER SELECT
Value at beginning of period	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43	$11.07
Value at end of period	$20.90	$15.72	$13.44	$16.53	$13.23	$8.06	$16.02	$14.81	$12.50	$11.43
Number of accumulation units outstanding at end of period	0	0	0	19	8	8	5,211	2,558	15	467
WANGER USA
Value at beginning of period	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59	$11.26
Value at end of period	$21.61	$16.36	$13.80	$14.48	$11.89	$8.46	$14.21	$13.64	$12.77	$11.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	73	0	355
WASHINGTON MUTUAL INVESTORS FUNDSM
Value at beginning of period	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83	$10.11
Value at end of period	$17.67	$13.57	$12.22	$11.56	$10.33	$8.79	$13.31	$12.96	$11.10	$10.83
Number of accumulation units outstanding at end of period	770	824	877	1,844	12,732	12,503	15,940	32,563	29,566	8,340
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
Value at beginning of period	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19	$16.39
Value at end of period	$33.36	$24.46	$21.84	$22.60	$18.66	$14.55	$21.59	$23.79	$19.84	$18.19
Number of accumulation units outstanding at end of period	0	407	407	407	407	407	1,713	3,490	1,867	1,248

CFI 348

Condensed Financial Information (continued)

TABLE 39
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.00% EFFECTIVE JANUARY 4, 2005
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81	$21.12
Value at end of period	$35.31	$29.94	$27.16	$25.97	$23.17	$18.48	$26.93	$26.21	$24.09	$22.81
Number of accumulation units outstanding at end of period	6,133	7,176	8,622	5,500	5,401	6,590	4,684	6,748	6,049	4
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02	$22.60
Value at end of period	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$34.00	$30.43	$26.02
Number of accumulation units outstanding at end of period	183,011	186,477	202,146	212,972	228,041	243,165	241,468	222,882	186,639	113
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39	$20.13
Value at end of period	$37.64	$29.46	$25.12	$24.87	$21.58	$16.59	$28.93	$28.49	$23.71	$22.39
Number of accumulation units outstanding at end of period	87,816	90,055	98,081	11,297	123,950	134,257	123,934	116,517	99,937	64
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96	$17.42
Value at end of period	$33.89	$24.87	$21.74	$21.70	$17.45	$13.62	$25.78	$20.31	$19.00	$17.96
Number of accumulation units outstanding at end of period	30,634	31,284	40,494	30,156	26,974	28,404	28,388	22,613	26,333	32
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65	$13.81
Value at end of period	$26.99	$20.76	$17.19	$20.75	$18.33	$14.49	$25.80	$22.00	$18.63	$15.65
Number of accumulation units outstanding at end of period	31,538	30,617	29,625	31,591	41,307	42,654	43,234	29,121	17,089	20
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24	$11.52
Value at end of period	$28.72	$21.93	$18.85	$19.46	$15.95	$11.75	$16.01	$16.49	$14.28	$13.24
Number of accumulation units outstanding at end of period	48,281	42,754	38,858	36,817	34,321	39,840	27,959	24,721	18,042	16
ING BALANCED PORTFOLIO
Value at beginning of period	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59	$24.37
Value at end of period	$41.21	$35.31	$31.07	$31.49	$27.59	$23.13	$32.18	$30.49	$27.72	$26.59
Number of accumulation units outstanding at end of period	38,409	38,916	43,642	48,071	47,132	51,504	69,073	74,780	86,673	108
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78	$12.59
Value at end of period	$33.01	$23.85	$19.93	$19.50	$15.40	$11.40	$19.40	$18.29	$15.87	$14.78
Number of accumulation units outstanding at end of period	51,978	41,776	41,513	40,395	42,142	42,358	40,819	38,235	34,219	19
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.77	$9.41	$9.53	$8.38	$6.42	$10.53	$10.70
Value at end of period	$14.37	$10.77	$9.41	$9.53	$8.38	$6.42	$10.53
Number of accumulation units outstanding at end of period	50,237	51,385	43,543	39,301	34,644	23,736	24,962
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25	$10.03
Value at end of period	$15.40	$16.05	$14.91	$14.38	$12.40	$10.20	$12.08	$11.11	$10.25
Number of accumulation units outstanding at end of period	110,529	123,727	142,622	0	155,271	161,168	156,529	118,896	102,671
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.89	$12.24	$13.47	$11.08	$8.05	$13.65	$9.70
Value at end of period	$13.51	$11.89	$12.24	$13.47	$11.08	$8.05	$13.65
Number of accumulation units outstanding at end of period	42,134	63,136	67,134	61,239	73,221	75,852	50,114

CFI 349

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28	$19.68
Value at end of period	$39.47	$30.13	$26.09	$26.16	$22.90	$17.59	$28.22	$26.27	$23.01	$21.28
Number of accumulation units outstanding at end of period	117,563	110,058	117,177	127,705	105,707	124,722	149,018	171,208	205,912	312
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38	$17.57
Value at end of period	$32.83	$24.77	$21.65	$21.66	$19.01	$15.43	$24.57	$23.40	$20.42	$19.38
Number of accumulation units outstanding at end of period	114,712	127,245	136,950	147,693	162,406	179,312	210,822	230,630	295,040	391
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56	$16.83
Value at end of period	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$23.79	$21.74	$19.56
Number of accumulation units outstanding at end of period	143,394	143,657	156,461	161,609	179,304	189,045	191,937	190,582	198,919	204
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30	$12.57
Value at end of period	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.74	$16.47	$15.30
Number of accumulation units outstanding at end of period	97,085	95,462	102,530	109,654	119,289	137,475	144,104	152,178	171,957	197
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59	$18.73
Value at end of period	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.03	$20.21	$19.59
Number of accumulation units outstanding at end of period	91,905	109,591	96,203	109,184	115,916	124,069	127,866	117,383	95,977	43
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.58	$7.22	$8.23	$7.62	$6.99
Value at end of period	$10.42	$8.58	$7.22	$8.23	$7.62
Number of accumulation units outstanding at end of period	13,730	10,654	9,596	9,973	17,604
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21	$10.37
Value at end of period	$19.20	$15.37	$13.67	$13.81	$12.30	$10.03	$13.08	$12.63	$11.21
Number of accumulation units outstanding at end of period	75,317	82,455	94,820	105,837	120,283	108,399	111,480	113,898	121,103
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33	$12.50
Value at end of period	$30.83	$23.43	$19.53	$19.18	$15.60	$12.41	$18.54	$18.11	$15.55	$14.33
Number of accumulation units outstanding at end of period	37,583	35,128	34,709	34,432	36,952	42,804	41,986	42,588	36,957	17
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.32	$10.44	$10.34
Value at end of period	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	101,956	94,874	90,491
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.30
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	0
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$22.59
Value at end of period	$27.24
Number of accumulation units outstanding at end of period	21,070
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53	$14.42
Value at end of period	$17.00	$17.05	$17.05	$17.04	$17.00	$16.94	$16.51	$15.70	$14.97	$14.53
Number of accumulation units outstanding at end of period	15,017	3,306	4,543	7,083	44,541	44,401	35,571	33,655	14,250	29

CFI 350

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29	$10.47
Value at end of period	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$14.50	$12.29
Number of accumulation units outstanding at end of period	380,233	388,813	423,969	430,454	450,106	463,028	473,300	480,117	456,721
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15	$20.30
Value at end of period	$53.14	$38.48	$33.68	$34.54	$27.77	$21.76	$31.58	$29.82	$25.53	$23.15
Number of accumulation units outstanding at end of period	40,292	40,529	44,839	45,205	47,168	44,611	37,373	32,643	33,477	36
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93	$11.16
Value at end of period	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$11.93
Number of accumulation units outstanding at end of period	5,941	6,826	7,747	9,215	5,115	4,609	12,111	14,942
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38	$11.57
Value at end of period	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.38
Number of accumulation units outstanding at end of period	26,053	24,226	25,508	17,462	520,087	8,834	7,503	3,032
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74	$11.72
Value at end of period	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$12.74
Number of accumulation units outstanding at end of period	61,083	49,513	41,760	36,561	31,626	27,871	14,584	7,884
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08	$12.21
Value at end of period	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.08
Number of accumulation units outstanding at end of period	11,389	11,115	10,310	8,723	242,654	6,450	13,254	7,199
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	2,863	1,670	3,250	5,588	5,378	1,530	1,352
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77	$16.50
Value at end of period	$27.13	$24.14	$21.55	$21.17	$19.06	$16.17	$21.16	$20.00	$18.45	$17.77
Number of accumulation units outstanding at end of period	4,889	5,980	6,328	7,881	12,155	11,572	17,028	11,237	17,788	23
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59	$16.64
Value at end of period	$29.04	$23.66	$20.63	$21.25	$18.80	$15.01	$23.47	$22.35	$19.74	$18.59
Number of accumulation units outstanding at end of period	5,206	3,636	4,058	6,799	5,749	5,061	8,821	7,998	8,032	4
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98	$16.35
Value at end of period	$27.50	$23.66	$20.83	$20.95	$18.68	$15.34	$22.07	$20.93	$18.82	$17.98
Number of accumulation units outstanding at end of period	5,238	5,447	4,314	3,575	3,498	3,270	7,426	15,920	24,120	31
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60	$10.29
Value at end of period	$23.20	$17.16	$14.78	$15.35	$11.93	$8.15	$14.35	$12.65	$11.60
Number of accumulation units outstanding at end of period	130,949	131,940	148,655	155,091	159,817	158,006	168,996	183,786	207,289

CFI 351

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35	$19.45
Value at end of period	$44.49	$32.05	$26.95	$27.24	$23.31	$16.30	$28.22	$25.68	$22.66	$21.35
Number of accumulation units outstanding at end of period	27,560	24,906	22,287	24,223	21,445	22,316	19,728	24,117	22,156	27
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.55	$8.03	$9.13	$8.32	$6.30	$10.21
Value at end of period	$11.38	$9.55	$8.03	$9.13	$8.32	$6.30
Number of accumulation units outstanding at end of period	47,590	43,263	38,642	41,509	40,449	43,787
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.28	$37.21
Value at end of period	$50.80	$36.28
Number of accumulation units outstanding at end of period	804	583
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60	$7.91
Value at end of period	$16.50	$12.73	$11.21	$11.22	$10.23	$7.98	$11.42	$10.57	$9.05	$8.60
Number of accumulation units outstanding at end of period	14,634	10,491	11,787	14,066	16,017	15,072	13,869	13,665	12,057	18

TABLE 40
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.05% EFFECTIVE SEPTEMBER 10, 2007
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.64	$14.07	$14.33	$9.74	$7.36	$8.75
Value at end of period	$15.10	$15.64	$14.07	$14.33	$9.74	$7.36
Number of accumulation units outstanding at end of period	58,402	48,418	54,724	50,614	42,535	4,929
AMANA INCOME FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.56	$13.85	$13.58	$10.03	$8.12	$9.09
Value at end of period	$19.70	$12.56	$13.85	$13.58	$10.03	$8.12
Number of accumulation units outstanding at end of period	76,172	73,593	64,747	47,509	33,772	5,713
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2007)
Value at beginning of period	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21	$18.43
Value at end of period	$22.56	$18.78	$15.79	$18.28	$16.71	$12.00	$20.21
Number of accumulation units outstanding at end of period	284,680	251,428	305,238	294,461	276,848	252,789	147,996
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98	$37.18
Value at end of period	$54.46	$41.48	$35.63	$36.56	$31.15	$22.98	$39.98
Number of accumulation units outstanding at end of period	248,741	250,822	251,909	241,112	228,041	200,288	129,222
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2007)
Value at beginning of period	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77	$19.16
Value at end of period	$32.32	$23.72	$20.04	$20.82	$16.24	$12.56	$18.77
Number of accumulation units outstanding at end of period	64,827	53,156	49,761	45,573	36,212	28,051	4,303

CFI 352

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10	$24.84
Value at end of period	$39.40	$29.21	$24.88	$25.17	$20.64	$15.66	$25.10
Number of accumulation units outstanding at end of period	53,283	57,466	60,367	62,447	61,999	55,759	24,067
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57	$18.25
Value at end of period	$28.50	$19.97	$17.77	$17.90	$14.57	$11.67	$17.57
Number of accumulation units outstanding at end of period	11,732	13,118	15,808	17,098	18,306	14,976	2,302
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30	$21.92
Value at end of period	$29.38	$29.34	$26.89	$25.01	$22.74	$20.41	$22.30
Number of accumulation units outstanding at end of period	52,592	67,578	72,609	93,395	96,033	85,454	55,907
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.32	$10.44	$10.34
Value at end of period	$16.15	$12.32	$10.44
Number of accumulation units outstanding at end of period	58,090	39,104	0
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2013)
Value at beginning of period	$12.30
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	70,120
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2013)
Value at beginning of period	$22.59
Value at end of period	$27.24
Number of accumulation units outstanding at end of period	0
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47	$11.36
Value at end of period	$14.95	$11.47	$10.38	$10.85	$9.34	$7.51	$11.47
Number of accumulation units outstanding at end of period	195,142	201,756	197,653	180,244	199,539	186,936	147,496
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45	$15.18
Value at end of period	$21.23	$16.66	$13.73	$14.94	$12.86	$9.22	$15.45
Number of accumulation units outstanding at end of period	56,680	67,347	76,045	83,975	82,996	75,233	25,696
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.65	$16.36	$15.66	$14.88
Value at end of period	$19.70	$18.65	$16.36	$15.66
Number of accumulation units outstanding at end of period	37,215	30,278	12,093	3,267
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.13	$16.81	$16.28	$16.30
Value at end of period	$17.79	$18.13	$16.81	$16.28
Number of accumulation units outstanding at end of period	52,770	45,970	20,626	4,893

CFI 353

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$18.37	$18.09
Value at end of period	$24.78	$18.37
Number of accumulation units outstanding at end of period	16,475	11,802
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48	$12.23
Value at end of period	$15.00	$13.74	$12.33	$12.42	$11.15	$9.13	$12.48
Number of accumulation units outstanding at end of period	289,341	288,609	266,243	242,824	239,904	212,287	21,495
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96	$12.67
Value at end of period	$15.64	$13.48	$11.88	$12.27	$10.78	$8.56	$12.96
Number of accumulation units outstanding at end of period	750,453	703,801	646,085	583,075	520,087	492,484	233,574
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41	$13.03
Value at end of period	$16.41	$13.60	$11.85	$12.42	$10.84	$8.44	$13.41
Number of accumulation units outstanding at end of period	768,414	656,324	554,649	472,321	384,241	302,587	21,367
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84	$13.38
Value at end of period	$16.77	$13.59	$11.80	$12.44	$10.81	$8.32	$13.84
Number of accumulation units outstanding at end of period	407,561	357,397	310,909	272,650	242,654	181,230	35,876
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.73	$11.02	$11.62	$10.93
Value at end of period	$15.70	$12.73	$11.02	$11.62
Number of accumulation units outstanding at end of period	19,682	9,913	4,189	37
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74	$11.51
Value at end of period	$14.76	$13.84	$12.61	$12.57	$11.45	$9.78	$11.74
Number of accumulation units outstanding at end of period	101,225	92,116	86,348	82,314	54,898	45,639	3,514
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00	$18.80
Value at end of period	$26.38	$20.34	$17.40	$17.56	$15.27	$12.22	$19.00
Number of accumulation units outstanding at end of period	234,739	235,085	221,780	208,915	193,168	149,177	88,042
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03	$13.80
Value at end of period	$19.89	$15.03	$13.01	$12.78	$11.14	$8.82	$14.03
Number of accumulation units outstanding at end of period	349,817	336,241	361,476	336,051	306,000	257,342	187,353
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$83.25	$78.45
Value at end of period	$90.16	$83.25
Number of accumulation units outstanding at end of period	5,226	3,881

CFI 354

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35	$11.76
Value at end of period	$16.14	$17.84	$16.40	$14.69	$13.57	$11.48	$12.35
Number of accumulation units outstanding at end of period	286,683	283,285	265,699	240,368	214,563	196,769	54,688
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$9.31	$8.32	$10.86	$9.36	$5.06
Value at end of period	$9.13	$9.31	$8.32	$10.86	$9.36
Number of accumulation units outstanding at end of period	37,611	46,618	66,518	56,631	29,101
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$34.53	$29.81	$30.54	$29.13
Value at end of period	$35.18	$34.53	$29.81	$30.54
Number of accumulation units outstanding at end of period	20,638	15,242	13,108	2,359
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.15	$13.39	$14.08	$12.54	$8.43
Value at end of period	$21.54	$16.15	$13.39	$14.08	$12.54
Number of accumulation units outstanding at end of period	18,035	18,485	19,246	11,573	6,938
WANGER INTERNATIONAL
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.16	$9.18	$10.75	$8.61	$5.63
Value at end of period	$13.62	$11.16	$9.18	$10.75	$8.61
Number of accumulation units outstanding at end of period	55,781	41,973	39,398	25,680	4,592
WANGER SELECT
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61	$16.34
Value at end of period	$23.36	$17.31	$14.65	$17.80	$14.06	$8.46	$16.61
Number of accumulation units outstanding at end of period	165,632	198,822	206,603	206,820	191,467	166,678	121,257
WANGER USA
(Funds were first received in this option during September 2007)
Value at beginning of period	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73	$14.54
Value at end of period	$24.08	$18.06	$15.05	$15.59	$12.64	$8.88	$14.73
Number of accumulation units outstanding at end of period	82,817	70,064	66,450	51,594	43,271	35,741	5,089

TABLE 41
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.44	$13.47	$14.25	$13.04	$13.15
Value at end of period	$20.75	$15.44	$13.47	$14.25	$13.04
Number of accumulation units outstanding at end of period	5,458	133	0	0	41

CFI 355

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

AMANA GROWTH FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$15.50	$13.97	$14.27	$12.35	$11.08
Value at end of period	$18.99	$15.50	$13.97	$14.27	$12.35
Number of accumulation units outstanding at end of period	9,527	12,139	12,153	8,271	2,140
AMANA INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.05	$13.76	$13.53	$12.09	$11.74
Value at end of period	$19.47	$15.05	$13.76	$13.53	$12.09
Number of accumulation units outstanding at end of period	28,752	5,975	4,238	5,517	2,851
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.59	$12.77	$11.33	$10.76	$10.42
Value at end of period	$12.32	$13.59	$12.77	$11.33	$10.76
Number of accumulation units outstanding at end of period	21,310	57,080	54,758	31,406	17,419
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.33	$10.27	$11.62	$10.60
Value at end of period	$17.79	$12.33	$10.27	$11.62
Number of accumulation units outstanding at end of period	10,338	205	299	752
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during January 2009)
Value at beginning of period	$9.54	$7.63	$8.24	$7.80	$4.85
Value at end of period	$11.91	$9.54	$7.63	$8.24	$7.80
Number of accumulation units outstanding at end of period	6,359	4,188	2,654	1,508	1,229
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.77	$10.99	$11.79	$9.65
Value at end of period	$18.40	$12.77	$10.99	$11.79
Number of accumulation units outstanding at end of period	11,406	1,246	954	1,036
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$17.80	$15.76	$15.90	$13.07
Value at end of period	$23.66	$17.80	$15.76	$15.90
Number of accumulation units outstanding at end of period	4,487	1,579	2,651	4,078
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06	$12.28
Value at end of period	$15.63	$13.28	$12.04	$11.55	$10.33	$8.26	$12.06
Number of accumulation units outstanding at end of period	9,564	9,594	10,721	10,784	9,480	5,776	3,114
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.99	$9.52	$10.09
Value at end of period	$11.30	$10.99	$9.52
Number of accumulation units outstanding at end of period	3,201	1,934	509
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.94	$8.66	$9.15	$7.89	$6.21	$5.85
Value at end of period	$12.97	$9.94	$8.66	$9.15	$7.89	$6.21
Number of accumulation units outstanding at end of period	2,520	9,078	8,755	317	22	3

CFI 356

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during 2009)
Value at beginning of period	$10.98	$9.45	$9.90	$8.07	$6.12
Value at end of period	$14.81	$10.98	$9.45	$9.90	$8.07
Number of accumulation units outstanding at end of period	435	90	88	1,170	429
DELAWARE SMALL CAP VALUE FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.82
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	282
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70	$18.14
Value at end of period	$19.53	$16.29	$13.70	$15.90	$14.57	$10.50	$17.70
Number of accumulation units outstanding at end of period	27,017	35,785	39,410	38,646	36,526	15,539	44
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59	$16.07
Value at end of period	$20.92	$15.98	$13.76	$14.15	$12.10	$8.94	$15.59
Number of accumulation units outstanding at end of period	409,611	430,174	442,686	460,799	485,170	189,809	78,840
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49	$14.32
Value at end of period	$17.34	$13.56	$11.59	$11.51	$10.02	$7.71	$13.49
Number of accumulation units outstanding at end of period	130,838	131,223	138,091	153,253	152,144	68,690	37,197
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.60	$12.76	$12.77	$10.31	$8.05	$15.28	$15.81
Value at end of period	$19.85	$14.60	$12.76	$12.77	$10.31	$8.05	$1,528.00
Number of accumulation units outstanding at end of period	205,843	203,212	210,137	221,755	224,254	107,871	39,028
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14	$17.74
Value at end of period	$17.71	$13.61	$11.30	$13.68	$12.12	$9.61	$17.14
Number of accumulation units outstanding at end of period	26,548	25,435	25,926	26,623	29,959	14,302	6,985
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.01	$13.56	$14.12	$11.04	$8.57	$12.52
Value at end of period	$21.76	$16.01	$13.56	$14.12	$11.04	$8.57
Number of accumulation units outstanding at end of period	22,108	21,958	21,549	26,591	22,761	5,937
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during March 2009)
Value at beginning of period	$10.61	$9.08	$9.28	$8.16	$5.43
Value at end of period	$13.92	$10.61	$9.08	$9.28	$8.16
Number of accumulation units outstanding at end of period	4,988	4,160	3,405	3,008	1,056
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.14	$14.77	$15.29	$12.56	$9.28	$12.34
Value at end of period	$22.46	$17.14	$14.77	$15.29	$12.56	$9.28
Number of accumulation units outstanding at end of period	13,105	11,624	10,703	12,389	10,314	4,347

CFI 357

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40	$12.55
Value at end of period	$15.63	$13.43	$11.85	$12.04	$10.57	$8.89	$12.40
Number of accumulation units outstanding at end of period	197,685	207,417	208,697	237,620	238,935	105,316	51,702
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.23	$13.59	$13.33	$10.57	$7.83	$11.34
Value at end of period	$22.47	$16.23	$13.59	$13.33	$10.57	$7.83
Number of accumulation units outstanding at end of period	37,120	25,448	24,366	27,318	29,807	6,134
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.66	$13.22	$12.65	$11.86	$9.90	$12.76
Value at end of period	$22.54	$15.66	$13.22	$12.65	$11.86	$9.90
Number of accumulation units outstanding at end of period	26,987	15,624	14,598	14,516	12,043	1,264
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.65	$9.30	$9.44	$8.33	$6.40	$10.50	$10.92
Value at end of period	$14.17	$10.65	$9.30	$9.44	$8.33	$6.40	$10.50
Number of accumulation units outstanding at end of period	85,031	99,046	98,588	97,897	115,692	51,400	31,544
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.39	$9.85	$10.41	$8.97	$6.72	$9.75
Value at end of period	$12.84	$12.39	$9.85	$10.41	$8.97	$6.72
Number of accumulation units outstanding at end of period	12,748	9,785	10,584	11,670	11,929	3,089
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.59	$11.79	$10.80	$8.46	$6.24	$9.44
Value at end of period	$13.84	$13.59	$11.79	$10.80	$8.46	$6.24
Number of accumulation units outstanding at end of period	22,312	26,667	26,232	26,115	24,498	5,650
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.42	$11.09	$11.67	$10.44	$7.95	$11.02
Value at end of period	$16.70	$12.42	$11.09	$11.67	$10.44	$7.95
Number of accumulation units outstanding at end of period	9,257	8,646	9,077	9,386	7,809	3,632
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.78	$10.34	$10.66	$8.53	$6.85	$9.66
Value at end of period	$16.45	$11.78	$10.34	$10.66	$8.53	$6.85
Number of accumulation units outstanding at end of period	6,509	4,591	4,691	1,236	1,498	1,200
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.67	$14.58	$16.42	$12.82	$9.24	$12.78
Value at end of period	$22.62	$16.67	$14.58	$16.42	$12.82	$9.24
Number of accumulation units outstanding at end of period	3,632	5,582	5,715	4,107	4,685	981
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95	$11.86
Value at end of period	$15.06	$15.72	$14.61	$14.12	$12.22	$10.07	$11.95
Number of accumulation units outstanding at end of period	72,134	92,964	93,882	97,970	103,329	49,704	14,774

CFI 358

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.74	$12.11	$13.37	$11.02	$8.03	$13.65	$13.68
Value at end of period	$13.30	$11.74	$12.11	$13.37	$11.02	$8.03	$13.65
Number of accumulation units outstanding at end of period	76,648	88,994	104,430	128,848	137,728	37,945	12,329
ING GNMA INCOME FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.31	$11.02	$10.28	$10.20
Value at end of period	$11.07	$11.31	$11.02	$10.28
Number of accumulation units outstanding at end of period	4,028	715	1,254	714
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67	$14.10
Value at end of period	$18.83	$14.45	$12.51	$12.58	$11.05	$8.50	$13.67
Number of accumulation units outstanding at end of period	964,204	931,688	1,006,097	1,115,684	1,110,046	384,838	147,509
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24	$13.60
Value at end of period	$17.48	$13.18	$11.55	$11.58	$10.19	$8.29	$13.24
Number of accumulation units outstanding at end of period	300,045	305,724	321,626	321,791	338,211	137,124	67,012
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38	$14.01
Value at end of period	$20.69	$15.41	$13.13	$13.31	$10.95	$8.33	$13.38
Number of accumulation units outstanding at end of period	185,931	194,126	200,751	209,030	214,189	136,200	79,643
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22	$13.33
Value at end of period	$19.52	$13.71	$12.23	$12.36	$10.08	$8.10	$12.22
Number of accumulation units outstanding at end of period	103,195	105,090	107,580	117,577	110,237	64,720	30,109
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2010)
Value at beginning of period	$12.78	$11.05	$11.56	$10.86
Value at end of period	$15.82	$12.78	$11.05	$11.56
Number of accumulation units outstanding at end of period	1,029	681	370	47
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26	$11.14
Value at end of period	$14.62	$14.68	$13.45	$12.54	$11.44	$10.28	$11.26
Number of accumulation units outstanding at end of period	250,947	283,826	301,997	322,698	312,052	95,615	28,260
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.48	$7.16	$8.17	$7.60	$6.96
Value at end of period	$10.27	$8.48	$7.16	$8.17	$7.60
Number of accumulation units outstanding at end of period	33,390	37,848	32,073	35,875	37,428
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.53	$10.54	$12.42	$12.15	$9.58	$13.02
Value at end of period	$15.15	$12.53	$10.54	$12.42	$12.15	$9.58
Number of accumulation units outstanding at end of period	19,519	18,476	16,600	19,039	19,093	15,602

CFI 359

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.03	$11.01	$11.27	$9.81	$7.65	$10.55
Value at end of period	$17.54	$13.03	$11.01	$11.27	$9.81	$7.65
Number of accumulation units outstanding at end of period	7,723	8,264	12,455	14,357	18,890	6,775
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71	$13.10
Value at end of period	$18.43	$14.79	$13.14	$13.32	$11.89	$9.72	$12.71
Number of accumulation units outstanding at end of period	128,645	135,766	141,005	147,710	158,122	94,484	60,198
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.80	$12.08	$12.38	$11.03	$8.92	$11.38
Value at end of period	$18.44	$13.80	$12.08	$12.38	$11.03	$8.92
Number of accumulation units outstanding at end of period	5,832	4,606	4,753	4,196	4,852	2,678
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32	$25.97
Value at end of period	$23.01	$24.48	$20.60	$25.27	$21.06	$12.31	$25.32
Number of accumulation units outstanding at end of period	13,059	14,563	13,648	27,761	36,056	10,146	82
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.24	$13.56	$13.35	$10.89	$8.69	$11.74
Value at end of period	$21.30	$16.24	$13.56	$13.35	$10.89	$8.69
Number of accumulation units outstanding at end of period	16,319	10,936	9,342	9,171	13,717	6,211
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.00	$14.36	$14.59	$11.54	$9.09	$12.52
Value at end of period	$23.57	$17.00	$14.36	$14.59	$11.54	$9.09
Number of accumulation units outstanding at end of period	3,031	2,219	2,037	2,522	3,167	960
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.27	$10.41	$10.33
Value at end of period	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	125,202	133,881	129,356
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.23	$8.94	$8.66	$7.27	$6.47	$8.44
Value at end of period	$13.35	$10.23	$8.94	$8.66	$7.27	$6.47
Number of accumulation units outstanding at end of period	132,719	117,475	129,244	37,345	36,390	21,764
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.32	$10.05	$10.22	$8.53	$6.61	$8.88
Value at end of period	$15.34	$11.32	$10.05	$10.22	$8.53	$6.61
Number of accumulation units outstanding at end of period	5,739	5,585	5,691	7,304	8,908	3,947
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.62	$12.28	$12.12	$11.06	$9.40	$11.25
Value at end of period	$16.12	$13.62	$12.28	$12.12	$11.06	$9.40
Number of accumulation units outstanding at end of period	7,235	9,228	7,805	10,221	6,473	1,544

CFI 360

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$21.37	$18.91	$17.82	$15.71	$11.86	$19.09	$19.09
Value at end of period	$25.62	$21.37	$18.91	$17.82	$15.71	$11.86	$19.09
Number of accumulation units outstanding at end of period	23,672	23,700	30,593	24,108	29,244	5,207	90
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$20.36	$17.87	$18.01	$13.85	$9.82	$13.82
Value at end of period	$26.80	$20.36	$17.87	$18.01	$13.85	$9.82
Number of accumulation units outstanding at end of period	41,008	10,183	11,450	12,598	13,736	1,266
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27	$11.18
Value at end of period	$11.47	$11.50	$11.53	$11.55	$11.55	$11.54	$11.27
Number of accumulation units outstanding at end of period	46,329	46,665	99,364	85,110	98,958	26,299	2,292
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.30	$10.25	$10.74	$9.27	$7.47	$10.14
Value at end of period	$14.73	$11.30	$10.25	$10.74	$9.27	$7.47
Number of accumulation units outstanding at end of period	3,255	6,270	4,566	3,876	3,862	3,298
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05	$15.84
Value at end of period	$20.38	$16.07	$13.24	$14.45	$12.48	$8.96	$15.05
Number of accumulation units outstanding at end of period	337,670	357,010	379,821	409,311	427,439	212,877	86,346
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.34	$16.13	$15.48	$13.59	$9.12	$11.37
Value at end of period	$19.33	$18.34	$16.13	$15.48	$13.59	$9.12
Number of accumulation units outstanding at end of period	14,868	15,299	12,773	16,458	20,963	2,547
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.29	$14.21	$13.79	$12.85	$11.44	$11.71
Value at end of period	$14.96	$15.29	$14.21	$13.79	$12.85	$11.44
Number of accumulation units outstanding at end of period	41,839	62,301	61,814	67,142	62,977	25,669
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$18.06	$15.58	$15.73	$13.25	$7.95	$10.81
Value at end of period	$20.24	$18.06	$15.58	$15.73	$13.25	$7.95
Number of accumulation units outstanding at end of period	16,081	12,040	9,878	15,935	10,133	964
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.85	$14.76	$14.20	$12.62	$10.72
Value at end of period	$22.19	$16.85	$14.76	$14.20	$12.62
Number of accumulation units outstanding at end of period	6,929	7,209	4,994	3,889	4,410
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.86	$9.42	$9.21	$8.23	$6.67	$6.61
Value at end of period	$14.31	$10.86	$9.42	$9.21	$8.23	$6.67
Number of accumulation units outstanding at end of period	7,426	5,553	5,850	3,289	3,295	1,991

CFI 361

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.31	$13.24	$13.20	$11.91	$10.07
Value at end of period	$20.08	$15.31	$13.24	$13.20	$11.91
Number of accumulation units outstanding at end of period	4,687	3,014	2,796	2,668	3,961
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$18.20	$15.80	$16.20	$12.90	$11.43
Value at end of period	$24.50	$18.20	$15.80	$16.20	$12.90
Number of accumulation units outstanding at end of period	7,248	5,240	6,562	6,606	6,992
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.88	$10.17	$10.39	$8.32	$6.37
Value at end of period	$15.90	$11.88	$10.17	$10.39	$8.32
Number of accumulation units outstanding at end of period	4,600	2,289	2,599	1,214	1,018
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.35	$10.67	$11.14	$8.83	$6.99	$7.40
Value at end of period	$17.10	$12.35	$10.67	$11.14	$8.83	$6.99
Number of accumulation units outstanding at end of period	3,472	2,604	4,854	3,313	922	687
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$19.31	$16.81	$16.71	$12.66	$9.68	$13.75
Value at end of period	$26.79	$19.31	$16.81	$16.71	$12.66	$9.68
Number of accumulation units outstanding at end of period	4,318	2,070	2,328	3,362	1,703	316
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65	$15.52
Value at end of period	$24.29	$17.68	$15.48	$15.91	$12.82	$10.08	$14.65
Number of accumulation units outstanding at end of period	52,627	54,573	66,290	74,555	71,760	36,842	14,940
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.52	$12.16	$12.28	$11.06	$9.07	$12.43	$12.75
Value at end of period	$14.71	$13.52	$12.16	$12.28	$11.06	$9.07	$12.43
Number of accumulation units outstanding at end of period	86,611	88,647	95,582	94,978	91,456	40,855	28,250
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91	$13.38
Value at end of period	$15.39	$13.26	$11.72	$12.12	$10.68	$8.51	$12.91
Number of accumulation units outstanding at end of period	105,348	99,997	111,426	102,083	86,100	43,270	19,905
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36	$13.93
Value at end of period	$16.10	$13.41	$11.68	$12.28	$10.74	$8.39	$13.36
Number of accumulation units outstanding at end of period	113,953	101,776	117,345	101,394	79,932	34,913	3,993
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78	$14.42
Value at end of period	$16.51	$13.40	$11.64	$12.30	$10.71	$8.27	$13.78
Number of accumulation units outstanding at end of period	65,304	59,912	50,028	58,776	48,961	23,132	706

CFI 362

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.65	$10.98	$11.60	$9.80
Value at end of period	$15.58	$12.65	$10.98	$11.60
Number of accumulation units outstanding at end of period	912	250	190	96
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.71	$9.44	$9.70	$8.63	$6.96	$8.95
Value at end of period	$12.35	$10.71	$9.44	$9.70	$8.63	$6.96
Number of accumulation units outstanding at end of period	36,865	37,292	32,118	26,552	16,340	4,649
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69	$11.81
Value at end of period	$14.53	$13.61	$12.43	$12.42	$11.36	$9.72	$11.69
Number of accumulation units outstanding at end of period	53,722	57,424	67,209	59,049	54,633	34,011	3
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.32	$10.14	$10.23	$9.22	$7.69	$9.30
Value at end of period	$12.37	$11.32	$10.14	$10.23	$9.22	$7.69
Number of accumulation units outstanding at end of period	43,177	42,319	51,931	70,828	53,194	13,442
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08	$12.14
Value at end of period	$15.26	$13.64	$12.18	$11.99	$10.83	$9.21	$12.08
Number of accumulation units outstanding at end of period	34,237	35,812	66,540	60,382	60,498	34,769	702
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07	$13.39
Value at end of period	$15.93	$13.05	$11.38	$11.75	$10.42	$8.34	$13.07
Number of accumulation units outstanding at end of period	39,562	38,274	40,242	38,079	36,700	25,444	16,799
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60	$12.80
Value at end of period	$15.51	$13.34	$11.77	$11.87	$10.62	$8.74	$12.60
Number of accumulation units outstanding at end of period	46,759	38,452	33,945	33,757	34,864	19,599	2,421
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.84	$14.74	$14.36	$12.63	$9.50	$12.52
Value at end of period	$20.52	$16.84	$14.74	$14.36	$12.63	$9.50
Number of accumulation units outstanding at end of period	105,274	82,228	73,058	73,492	63,842	29,032
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41	$14.91
Value at end of period	$22.95	$17.02	$14.69	$15.30	$11.93	$8.17	$14.41
Number of accumulation units outstanding at end of period	365,894	372,890	414,600	456,632	461,823	186,942	102,737
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.88	$11.87	$12.00	$10.47	$8.40	$11.31
Value at end of period	$17.96	$13.88	$11.87	$12.00	$10.47	$8.40
Number of accumulation units outstanding at end of period	18,955	20,861	20,822	18,882	15,873	4,008

CFI 363

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15	$14.68
Value at end of period	$22.05	$15.88	$13.39	$13.56	$11.64	$8.16	$14.15
Number of accumulation units outstanding at end of period	108,668	112,429	115,103	117,656	127,488	81,169	22,841
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67	$19.49
Value at end of period	$17.30	$15.17	$12.81	$14.65	$12.90	$9.40	$18.67
Number of accumulation units outstanding at end of period	6,883	6,194	6,635	6,341	7,100	1,461	3
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.44	$7.96	$9.06	$8.35	$6.33	$10.21
Value at end of period	$11.32	$9.44	$7.96	$9.06	$8.35	$6.33
Number of accumulation units outstanding at end of period	42,023	42,206	36,821	36,539	40,427	16,456
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.11	$9.14	$9.72	$9.04	$6.85	$9.24
Value at end of period	$14.47	$11.11	$9.14	$9.72	$9.04	$6.85
Number of accumulation units outstanding at end of period	5,161	4,400	4,290	1,657	6,242	284
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.70	$12.26	$11.46	$10.83	$10.25	$9.66
Value at end of period	$12.35	$12.70	$12.26	$11.46	$10.83	$10.25
Number of accumulation units outstanding at end of period	14,491	4,241	4,635	742	1,879	28
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.27	$12.96	$13.85	$12.34	$10.83
Value at end of period	$18.39	$14.27	$12.96	$13.85	$12.34
Number of accumulation units outstanding at end of period	1,988	2,197	2,080	1,784	1,313
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.21	$37.20
Value at end of period	$50.61	$36.21
Number of accumulation units outstanding at end of period	10,611	9,393
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68	$14.03
Value at end of period	$19.47	$15.10	$13.29	$13.33	$12.20	$9.53	$13.68
Number of accumulation units outstanding at end of period	51,559	53,465	50,638	47,829	48,752	16,970	5,163
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$9.03	$8.59	$9.14	$7.75
Value at end of period	$11.95	$9.03	$8.59	$9.14
Number of accumulation units outstanding at end of period	0	0	0	6,107
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.02	$11.25	$11.48	$9.23	$7.20	$9.90
Value at end of period	$17.61	$13.02	$11.25	$11.48	$9.23	$7.20
Number of accumulation units outstanding at end of period	8,816	8,866	8,561	5,471	3,897	39

CFI 364

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.37	$11.70	$12.22	$9.76	$7.73	$10.71
Value at end of period	$17.37	$13.37	$11.70	$12.22	$9.76	$7.73
Number of accumulation units outstanding at end of period	24,412	25,885	26,281	27,400	27,917	8,298
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54	$11.64
Value at end of period	$16.45	$11.95	$10.81	$11.18	$9.15	$7.03	$11.54
Number of accumulation units outstanding at end of period	11,730	5,786	5,546	4,558	1,473	42	88
NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10	$16.58
Value at end of period	$21.60	$17.08	$14.18	$15.39	$13.68	$9.98	$16.10
Number of accumulation units outstanding at end of period	5,356	5,841	4,961	4,790	2,953	1,212	47
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25	$24.21
Value at end of period	$29.46	$27.25	$22.61	$27.67	$21.85	$12.05	$23.25
Number of accumulation units outstanding at end of period	44,093	50,184	53,386	63,742	77,076	24,999	438
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.04	$13.63	$13.98	$11.35	$8.30	$12.22
Value at end of period	$22.57	$16.04	$13.63	$13.98	$11.35	$8.30
Number of accumulation units outstanding at end of period	15,293	5,542	7,320	9,060	13,593	4,251
PAX WORLD BALANCED FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.30	$11.98	$12.24	$10.96	$9.06	$11.39
Value at end of period	$15.44	$13.30	$11.98	$12.24	$10.96	$9.06
Number of accumulation units outstanding at end of period	5,378	5,747	5,827	5,391	4,943	3,388
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.99	$14.74	$13.23	$12.27	$10.39	$11.76
Value at end of period	$14.48	$15.99	$14.74	$13.23	$12.27	$10.39
Number of accumulation units outstanding at end of period	27,085	44,205	37,833	26,901	21,682	18,382
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83	$13.35
Value at end of period	$8.99	$9.19	$8.23	$10.77	$9.32	$5.35	$12.83
Number of accumulation units outstanding at end of period	17,072	19,964	28,334	43,075	47,077	4,067	6
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$16.55	$14.30	$14.58	$12.38	$7.73	$11.31
Value at end of period	$18.50	$16.55	$14.30	$14.58	$12.38	$7.73
Number of accumulation units outstanding at end of period	12,957	15,522	12,894	11,579	11,719	3,936
SMALLCAP WORLD FUND®
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.90	$8.95	$10.48	$8.40	$7.83
Value at end of period	$14.06	$10.90	$8.95	$10.48	$8.40
Number of accumulation units outstanding at end of period	7,121	9,538	5,977	8,167	2,064

CFI 365

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2007)
Value at beginning of period	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33	$12.39
Value at end of period	$19.97	$19.59	$16.96	$17.41	$15.49	$13.07	$12.33
Number of accumulation units outstanding at end of period	40,413	49,606	45,337	54,527	46,051	8,276	205
THE BOND FUND OF AMERICASM
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.04	$11.40	$10.73	$10.03	$8.73
Value at end of period	$11.77	$12.04	$11.40	$10.73	$10.03
Number of accumulation units outstanding at end of period	1,206	1,843	6,803	4,827	3,088
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57	$15.19
Value at end of period	$20.27	$15.18	$12.63	$13.31	$11.88	$8.85	$14.57
Number of accumulation units outstanding at end of period	43,194	40,133	35,014	34,252	41,718	8,716	96
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$7.71	$8.79	$9.92
Value at end of period	$3.73	$7.71	$8.79
Number of accumulation units outstanding at end of period	42,266	6,832	3,976
WANGER INTERNATIONAL
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.02	$9.09	$10.67	$8.56	$5.73	$7.92
Value at end of period	$13.45	$11.02	$9.09	$10.67	$8.56	$5.73
Number of accumulation units outstanding at end of period	11,888	7,029	6,153	4,106	6,432	304
WANGER SELECT
(Funds were first received in this option during October 2007)
Value at beginning of period	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78	$16.89
Value at end of period	$21.86	$16.29	$13.78	$16.78	$13.29	$8.02	$15.78
Number of accumulation units outstanding at end of period	12,941	18,003	14,803	17,699	23,091	4,520	95
WANGER USA
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.95	$13.32	$13.84	$11.25	$7.93	$11.57
Value at end of period	$21.28	$15.95	$13.32	$13.84	$11.25	$7.93
Number of accumulation units outstanding at end of period	6,018	7,066	5,940	5,130	5,161	2,889
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08	$13.74
Value at end of period	$18.43	$14.01	$12.49	$11.70	$10.35	$8.72	$13.08
Number of accumulation units outstanding at end of period	21,908	19,023	17,396	19,117	15,249	8,135	79

CFI 366

Condensed Financial Information (continued)

TABLE 42
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009

ALGER GREEN FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.50
Value at end of period	$20.60
Number of accumulation units outstanding at end of period	343
AMANA GROWTH FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$15.42	$13.92	$14.24	$13.35
Value at end of period	$18.86	$15.42	$13.92	$14.24
Number of accumulation units outstanding at end of period	2,142	1,772	937	6
AMANA INCOME FUND
(Funds were first received in this option during October 2010)
Value at beginning of period	$14.96	$13.70	$13.50	$12.65
Value at end of period	$19.33	$14.96	$13.70	$13.50
Number of accumulation units outstanding at end of period	964	271	1,089	7
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.51	$12.72	$11.50
Value at end of period	$12.23	$13.51	$12.72
Number of accumulation units outstanding at end of period	7,961	7,513	5,866
ARIEL FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.28	$10.25	$11.60	$10.75
Value at end of period	$17.70	$12.28	$10.25	$11.60
Number of accumulation units outstanding at end of period	4,136	2,110	5,887	931
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.47	$7.58	$8.21	$7.40
Value at end of period	$11.81	$9.47	$7.58	$8.21
Number of accumulation units outstanding at end of period	3,986	500	496	496
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during April 2013)
Value at beginning of period	$14.63
Value at end of period	$18.30
Number of accumulation units outstanding at end of period	2,558
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.70	$15.70	$15.86	$12.67	$11.53
Value at end of period	$23.50	$17.70	$15.70	$15.86	$12.67
Number of accumulation units outstanding at end of period	775	548	777	40	36
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during December 2013)
Value at beginning of period	$15.39
Value at end of period	$15.45
Number of accumulation units outstanding at end of period	3,474

CFI 367

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.96	$10.74
Value at end of period	$11.25	$10.96
Number of accumulation units outstanding at end of period	1,443	822
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.87	$9.63
Value at end of period	$12.86	$9.87
Number of accumulation units outstanding at end of period	234	222
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.91	$9.40	$9.25
Value at end of period	$14.68	$10.91	$9.40
Number of accumulation units outstanding at end of period	578	474	117
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.13	$13.58	$15.78	$14.49	$14.61
Value at end of period	$19.30	$16.13	$13.58	$15.78	$14.49
Number of accumulation units outstanding at end of period	3,446	3,315	3,532	1,614	2,558
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.81	$13.64	$14.05	$12.03	$11.80
Value at end of period	$20.68	$15.81	$13.64	$14.05	$12.03
Number of accumulation units outstanding at end of period	54,962	49,372	51,830	39,060	37,437
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.43	$11.49	$11.43	$9.96	$10.00
Value at end of period	$17.14	$13.43	$11.49	$11.43	$9.96
Number of accumulation units outstanding at end of period	25,198	25,049	24,410	8,177	10,320
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.45	$12.65	$12.67	$10.25	$9.97
Value at end of period	$19.62	$14.45	$12.65	$12.67	$10.25
Number of accumulation units outstanding at end of period	42,181	46,327	51,131	22,646	22,263
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.48	$11.21	$13.58	$12.06	$12.22
Value at end of period	$17.51	$13.48	$11.21	$13.58	$12.06
Number of accumulation units outstanding at end of period	7,893	4,835	3,536	1,535	1,868
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$15.85	$13.44	$14.02	$10.98	$8.54
Value at end of period	$21.51	$15.85	$13.44	$14.02	$10.98
Number of accumulation units outstanding at end of period	8,275	6,155	5,476	2,651	2,253
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.54	$9.03	$9.86
Value at end of period	$13.80	$10.54	$9.03
Number of accumulation units outstanding at end of period	4,015	1,284	1,171

CFI 368

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$16.97	$14.64	$15.97
Value at end of period	$22.20	$16.97	$14.64
Number of accumulation units outstanding at end of period	2,468	2,167	1,852
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.27	$11.73	$11.93	$10.50	$8.84
Value at end of period	$15.43	$13.27	$11.73	$11.93	$10.50
Number of accumulation units outstanding at end of period	9,740	9,562	6,450	3,413	3,681
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.06	$13.48	$13.24	$10.50	$10.33
Value at end of period	$22.21	$16.06	$13.48	$13.24	$10.50
Number of accumulation units outstanding at end of period	7,436	7,782	7,195	5,373	5,763
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.50	$13.11	$12.56	$11.79	$11.04
Value at end of period	$22.28	$15.50	$13.11	$12.56	$11.79
Number of accumulation units outstanding at end of period	2,569	615	535	446	624
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.54	$9.22	$9.37	$8.29	$8.04
Value at end of period	$14.00	$10.54	$9.22	$9.37	$8.29
Number of accumulation units outstanding at end of period	30,031	26,631	31,395	11,188	11,112
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.31	$9.80	$10.37	$8.95	$8.87
Value at end of period	$12.74	$12.31	$9.80	$10.37	$8.95
Number of accumulation units outstanding at end of period	1,951	1,620	1,516	1,347	625
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.46	$11.69	$10.72	$8.41	$7.63
Value at end of period	$13.68	$13.46	$11.69	$10.72	$8.41
Number of accumulation units outstanding at end of period	3,181	2,833	3,164	5,141	2,872
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.30	$11.00	$11.58	$10.38	$10.17
Value at end of period	$16.50	$12.30	$11.00	$11.58	$10.38
Number of accumulation units outstanding at end of period	2,543	2,571	2,549	1,561	761
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.66	$10.25	$10.58	$8.14
Value at end of period	$16.26	$11.66	$10.25	$10.58
Number of accumulation units outstanding at end of period	913	784	1,345	786
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.51	$14.46	$16.30	$12.75	$12.60
Value at end of period	$22.36	$16.51	$14.46	$16.30	$12.75
Number of accumulation units outstanding at end of period	864	639	572	475	418

CFI 369

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.56	$14.48	$14.02	$12.15	$12.09
Value at end of period	$14.88	$15.56	$14.48	$14.02	$12.15
Number of accumulation units outstanding at end of period	7,064	8,827	8,696	6,245	5,964
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.60	$11.99	$13.25	$10.94	$11.19
Value at end of period	$13.13	$11.60	$11.99	$13.25	$10.94
Number of accumulation units outstanding at end of period	39,145	39,886	52,260	14,619	13,768
ING GNMA INCOME FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.26	$10.99	$10.88
Value at end of period	$11.01	$11.26	$10.99
Number of accumulation units outstanding at end of period	337	337	337
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$14.28	$12.39	$12.47	$10.97	$8.45
Value at end of period	$18.59	$14.28	$12.39	$12.47	$10.97
Number of accumulation units outstanding at end of period	139,709	123,953	125,758	110,056	114,228
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.03	$11.43	$11.48	$10.12	$8.25
Value at end of period	$17.25	$13.03	$11.43	$11.48	$10.12
Number of accumulation units outstanding at end of period	37,591	37,226	38,737	28,228	29,644
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$15.23	$12.99	$13.20	$10.87	$8.29
Value at end of period	$20.42	$15.23	$12.99	$13.20	$10.87
Number of accumulation units outstanding at end of period	13,750	15,964	17,051	7,029	9,165
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.56	$12.11	$12.25	$10.01	$8.05
Value at end of period	$19.27	$13.56	$12.11	$12.25	$10.01
Number of accumulation units outstanding at end of period	7,343	7,039	7,360	5,894	7,639
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.49
Value at end of period	$15.74
Number of accumulation units outstanding at end of period	77
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$14.51	$13.31	$12.43	$11.36	$10.22
Value at end of period	$14.43	$14.51	$13.31	$12.43	$11.36
Number of accumulation units outstanding at end of period	14,994	15,593	19,032	5,350	5,115
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.42	$7.12	$8.14	$7.58	$7.72
Value at end of period	$10.18	$8.42	$7.12	$8.14	$7.58
Number of accumulation units outstanding at end of period	2,065	1,830	1,554	1,200	1,856

CFI 370

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.39	$10.43	$12.31	$12.06	$12.57
Value at end of period	$14.95	$12.39	$10.43	$12.31	$12.06
Number of accumulation units outstanding at end of period	1,651	3,877	3,832	2,979	2,750
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.89	$10.91	$11.19	$9.76	$9.62
Value at end of period	$17.34	$12.89	$10.91	$11.19	$9.76
Number of accumulation units outstanding at end of period	1,985	6,023	5,992	4,347	3,951
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.64	$13.03	$13.23	$11.82	$11.79
Value at end of period	$18.22	$14.64	$13.03	$13.23	$11.82
Number of accumulation units outstanding at end of period	22,531	21,814	21,646	12,351	12,153
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.66	$11.98	$12.29	$10.97	$11.00
Value at end of period	$18.22	$13.66	$11.98	$12.29	$10.97
Number of accumulation units outstanding at end of period	2,460	1,290	1,208	627	238
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$24.23	$20.42	$25.09	$20.94	$20.25
Value at end of period	$22.75	$24.23	$20.42	$25.09	$20.94
Number of accumulation units outstanding at end of period	3,194	3,792	4,139	1,734	1,487
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.07	$13.44	$13.13
Value at end of period	$21.06	$16.07	$13.44
Number of accumulation units outstanding at end of period	334	202	106
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$16.83	$14.24	$15.54
Value at end of period	$23.29	$16.83	$14.24
Number of accumulation units outstanding at end of period	1,085	825	746
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.23	$10.40	$10.33
Value at end of period	$15.95	$12.23	$10.40
Number of accumulation units outstanding at end of period	36,538	36,659	28,846
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.12	$8.86	$8.59	$7.23	$7.07
Value at end of period	$13.19	$10.12	$8.86	$8.59	$7.23
Number of accumulation units outstanding at end of period	17,567	11,844	12,942	770	525
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.24	$9.99	$10.18	$8.51	$8.39
Value at end of period	$15.21	$11.24	$9.99	$10.18	$8.51
Number of accumulation units outstanding at end of period	2,088	2,028	1,972	1,840	1,337

CFI 371

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.48	$12.18	$12.07
Value at end of period	$15.94	$13.48	$12.18
Number of accumulation units outstanding at end of period	482	482	482
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$21.15	$18.75	$17.69	$15.62	$15.14
Value at end of period	$25.32	$21.15	$18.75	$17.69	$15.62
Number of accumulation units outstanding at end of period	2,684	2,380	2,232	5,642	5,277
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$20.12	$17.69	$17.86	$13.75	$9.76
Value at end of period	$26.45	$20.12	$17.69	$17.86	$13.75
Number of accumulation units outstanding at end of period	9,602	5,539	6,166	1,753	2,830
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$11.37	$11.41	$11.45	$11.47	$11.48
Value at end of period	$11.32	$11.37	$11.41	$11.45	$11.47
Number of accumulation units outstanding at end of period	98,806	13,762	16,946	2,562	1,475
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.19	$10.17	$11.20
Value at end of period	$14.56	$11.19	$10.17
Number of accumulation units outstanding at end of period	1,245	1,153	2,116
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.91	$13.13	$14.34	$12.41	$12.25
Value at end of period	$20.14	$15.91	$13.13	$14.34	$12.41
Number of accumulation units outstanding at end of period	52,898	55,838	60,362	41,335	41,022
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.16	$15.99	$15.37	$13.51	$13.04
Value at end of period	$19.10	$18.16	$15.99	$15.37	$13.51
Number of accumulation units outstanding at end of period	2,638	2,511	806	739	711
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.13	$14.08	$13.69	$12.78	$12.75
Value at end of period	$14.79	$15.13	$14.08	$13.69	$12.78
Number of accumulation units outstanding at end of period	10,209	13,777	13,670	10,212	8,191
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$17.88	$15.44	$15.62	$13.18	$12.83
Value at end of period	$20.00	$17.88	$15.44	$15.62	$13.18
Number of accumulation units outstanding at end of period	8,044	2,053	442	11	1,025
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.76	$14.70	$14.16	$13.89
Value at end of period	$22.04	$16.76	$14.70	$14.16
Number of accumulation units outstanding at end of period	1,280	284	143	106

CFI 372

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.79	$9.37	$9.75
Value at end of period	$14.19	$10.79	$9.37
Number of accumulation units outstanding at end of period	586	367	181
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$15.23	$13.19	$13.16	$11.78
Value at end of period	$19.94	$15.23	$13.19	$13.16
Number of accumulation units outstanding at end of period	1,005	221	127	209
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.11	$15.74	$16.16	$12.89	$12.51
Value at end of period	$24.33	$18.11	$15.74	$16.16	$12.89
Number of accumulation units outstanding at end of period	932	1,565	1,949	796	121
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.05
Value at end of period	$15.76
Number of accumulation units outstanding at end of period	2,449
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.27	$10.62	$11.09	$10.72
Value at end of period	$16.96	$12.27	$10.62	$11.09
Number of accumulation units outstanding at end of period	47	47	43	560
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$19.09	$16.64	$16.56	$12.57	$9.63
Value at end of period	$26.44	$19.09	$16.64	$16.56	$12.57
Number of accumulation units outstanding at end of period	4,671	4,102	4,279	2,945	268
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$17.47	$15.32	$15.77	$12.73	$10.02
Value at end of period	$23.98	$17.47	$15.32	$15.77	$12.73
Number of accumulation units outstanding at end of period	8,767	9,489	11,445	9,746	9,393
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.38	$12.05	$12.19	$11.00	$10.87
Value at end of period	$14.54	$13.38	$12.05	$12.19	$11.00
Number of accumulation units outstanding at end of period	412	369	319	265	212
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.13	$11.62	$11.60
Value at end of period	$15.21	$13.13	$11.62
Number of accumulation units outstanding at end of period	2,444	3,084	2,838
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.28	$11.58	$12.19	$10.68	$10.55
Value at end of period	$15.91	$13.28	$11.58	$12.19	$10.68
Number of accumulation units outstanding at end of period	3,675	3,574	3,133	1,790	1,694

CFI 373

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.27	$11.54	$12.21	$10.65	$10.54
Value at end of period	$16.31	$13.27	$11.54	$12.21	$10.65
Number of accumulation units outstanding at end of period	1,848	1,653	2,075	1,243	1,016
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.48	$12.05	$11.89	$10.75	$9.15
Value at end of period	$15.06	$13.48	$12.05	$11.89	$10.75
Number of accumulation units outstanding at end of period	453	415	1,858	326	276
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$12.90	$11.26	$11.65	$10.34	$8.29
Value at end of period	$15.72	$12.90	$11.26	$11.65	$10.34
Number of accumulation units outstanding at end of period	5,066	4,790	5,009	5,304	4,944
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.18	$11.65	$11.76	$10.54	$9.69
Value at end of period	$15.31	$13.18	$11.65	$11.76	$10.54
Number of accumulation units outstanding at end of period	447	323	201	920	696
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.66	$14.61	$14.48
Value at end of period	$20.28	$16.66	$14.61
Number of accumulation units outstanding at end of period	12,651	2,429	4,443
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.85	$14.57	$15.19	$11.86	$11.57
Value at end of period	$22.68	$16.85	$14.57	$15.19	$11.86
Number of accumulation units outstanding at end of period	135,245	137,382	148,506	109,532	112,758
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.74	$11.77	$11.92	$10.41	$10.32
Value at end of period	$17.75	$13.74	$11.77	$11.92	$10.41
Number of accumulation units outstanding at end of period	5,153	2,439	2,443	280	244
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.71	$13.27	$13.47	$11.57	$11.06
Value at end of period	$21.80	$15.71	$13.27	$13.47	$11.57
Number of accumulation units outstanding at end of period	17,190	24,526	23,615	8,508	7,184
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.02	$12.70	$14.54	$12.83	$13.16
Value at end of period	$17.10	$15.02	$12.70	$14.54	$12.83
Number of accumulation units outstanding at end of period	506	475	444	106	75
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$7.91	$9.03	$8.32	$8.49
Value at end of period	$11.22	$9.37	$7.91	$9.03	$8.32
Number of accumulation units outstanding at end of period	14,477	14,079	12,980	13,064	14,326

CFI 374

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.99	$9.06	$9.00
Value at end of period	$14.30	$10.99	$9.06
Number of accumulation units outstanding at end of period	207	140	113
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$12.61	$12.19	$11.42	$10.80	$10.84
Value at end of period	$12.24	$12.61	$12.19	$11.42	$10.80
Number of accumulation units outstanding at end of period	567	369	359	19	19
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$16.33
Value at end of period	$18.36
Number of accumulation units outstanding at end of period	2,505
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.19	$12.91	$14.79
Value at end of period	$18.26	$14.19	$12.91
Number of accumulation units outstanding at end of period	38	38	34
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.16	$37.19
Value at end of period	$50.48	$36.16
Number of accumulation units outstanding at end of period	1,107	1,054
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during 2009)
Value at beginning of period	$14.94	$13.18	$13.24	$12.13	$9.49
Value at end of period	$19.24	$14.94	$13.18	$13.24	$12.13
Number of accumulation units outstanding at end of period	8,428	8,512	8,874	7,402	7,887
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.94	$8.52	$8.51
Value at end of period	$11.81	$8.94	$8.52
Number of accumulation units outstanding at end of period	315	214	98
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.93	$11.19	$11.84
Value at end of period	$17.46	$12.93	$11.19
Number of accumulation units outstanding at end of period	336	0	362
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.23	$11.60	$12.13	$9.71	$7.70
Value at end of period	$17.17	$13.23	$11.60	$12.13	$9.71
Number of accumulation units outstanding at end of period	11,454	13,974	14,811	4,271	4,059
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during June 2012)
Value at beginning of period	$11.83	$10.52
Value at end of period	$16.25	$11.83
Number of accumulation units outstanding at end of period	0	15

CFI 375

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

NEW PERSPECTIVE FUND®
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.90	$14.05	$15.28	$13.60	$13.38
Value at end of period	$21.35	$16.90	$14.05	$15.28	$13.60
Number of accumulation units outstanding at end of period	4,050	3,620	3,226	2,017	1,961
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$26.98	$22.41	$27.47	$21.72	$20.91
Value at end of period	$29.11	$26.98	$22.41	$27.47	$21.72
Number of accumulation units outstanding at end of period	19,011	16,351	14,370	12,576	12,545
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.88	$13.51	$13.43
Value at end of period	$22.30	$15.88	$13.51
Number of accumulation units outstanding at end of period	5,078	135	128
PAX WORLD BALANCED FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.16	$11.88	$12.06
Value at end of period	$15.26	$13.16	$11.88
Number of accumulation units outstanding at end of period	0	0	986
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.82	$14.61	$13.14	$12.20	$12.02
Value at end of period	$14.31	$15.82	$14.61	$13.14	$12.20
Number of accumulation units outstanding at end of period	1,336	2,646	1,799	1,417	1,417
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.10	$8.16	$10.70	$9.27	$9.09
Value at end of period	$8.89	$9.10	$8.16	$10.70	$9.27
Number of accumulation units outstanding at end of period	4,906	3,724	5,164	4,278	3,535
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$16.38	$14.17	$14.47	$12.38
Value at end of period	$18.29	$16.38	$14.17	$14.47
Number of accumulation units outstanding at end of period	729	228	217	127
SMALLCAP WORLD FUND®
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.82	$8.90	$10.43	$8.85
Value at end of period	$13.94	$10.82	$8.90	$10.43
Number of accumulation units outstanding at end of period	2,779	2,684	2,685	2,685
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$19.39	$16.81	$17.29	$15.40	$15.19
Value at end of period	$19.74	$19.39	$16.81	$17.29	$15.40
Number of accumulation units outstanding at end of period	2,837	3,985	3,341	764	626
THE BOND FUND OF AMERICASM
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.95	$11.34	$10.76
Value at end of period	$11.67	$11.95	$11.34
Number of accumulation units outstanding at end of period	1,366	1,210	430

CFI 376

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009

THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2009)
Value at beginning of period	$15.03	$12.52	$13.21	$11.81	$11.54
Value at end of period	$20.03	$15.03	$12.52	$13.21	$11.81
Number of accumulation units outstanding at end of period	5,078	4,981	5,038	2,052	775
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$7.69	$8.78	$10.37
Value at end of period	$3.72	$7.69	$8.78
Number of accumulation units outstanding at end of period	27,131	22,327	1,497
WANGER INTERNATIONAL
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.91	$9.01	$10.60	$8.52	$8.44
Value at end of period	$13.30	$10.91	$9.01	$10.60	$8.52
Number of accumulation units outstanding at end of period	4,224	3,272	2,906	3,399	2,399
WANGER SELECT
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.12	$13.66	$16.66	$13.22	$12.64
Value at end of period	$21.61	$16.12	$13.66	$16.66	$13.22
Number of accumulation units outstanding at end of period	4,311	4,172	4,297	2,039	1,456
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.79	$13.21	$13.74	$12.67
Value at end of period	$21.03	$15.79	$13.21	$13.74
Number of accumulation units outstanding at end of period	2,725	2,599	2,908	1,957
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.87	$12.38	$11.62	$10.29	$9.96
Value at end of period	$18.21	$13.87	$12.38	$11.62	$10.29
Number of accumulation units outstanding at end of period	764	647	1,485	64	44

		TABLE 43
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45%
	(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.51	$9.19	$9.36	$8.27	$6.36	$10.47	$10.68
Value at end of period	$13.95	$10.51	$9.19	$9.36	$8.27	$6.36	$10.47
Number of accumulation units outstanding at end of period	495	494	495	494	495	495	495
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85	$21.23
Value at end of period	$37.82	$29.08	$25.23	$25.41	$22.36	$17.25	$27.78	$25.98	$22.85
Number of accumulation units outstanding at end of period	675	674	675	675	675	674	783	783	783

CFI 377

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73	$9.73
Value at end of period	$19.56	$15.45	$12.76	$13.95	$12.07	$8.69	$14.62	$13.78	$11.73
Number of accumulation units outstanding at end of period	1,816	1,817	1,816	1,816	1,817	1,816	1,816	1,816	1,817
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61	$18.55
Value at end of period	$27.83	$22.84	$19.95	$20.64	$18.34	$14.71	$23.11	$22.10	$19.61
Number of accumulation units outstanding at end of period	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446	1,446
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70	$17.94
Value at end of period	$26.43	$22.77	$20.14	$20.34	$18.24	$15.04	$21.73	$20.69	$18.70
Number of accumulation units outstanding at end of period	509	509	509	509	509	509	509	509	509
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17	$9.50
Value at end of period	$21.56	$16.02	$13.86	$14.46	$11.30	$7.75	$13.70	$12.14	$11.17
Number of accumulation units outstanding at end of period	95	95	95	95	95	95	95	95	95
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51	$21.30
Value at end of period	$42.76	$30.85	$26.06	$26.46	$22.74	$15.98	$27.78	$25.39	$22.51
Number of accumulation units outstanding at end of period	51	51	51	51	51	51	51	51	51

TABLE 44
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.39	$17.60	$17.53
Value at end of period	$26.63	$20.39	$17.60
Number of accumulation units outstanding at end of period	28,024	28,921	36,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.95	$12.81	$12.42
Value at end of period	$19.06	$14.95	$12.81
Number of accumulation units outstanding at end of period	868	843	863
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$16.51
Value at end of period	$17.37
Number of accumulation units outstanding at end of period	742
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.75	$13.11	$13.45
Value at end of period	$20.44	$15.75	$13.11
Number of accumulation units outstanding at end of period	1,874	2,486	6,017

CFI 378

	Condensed Financial Information (continued)

	2013	2012	2011

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$23.01	$19.54	$19.07
Value at end of period	$31.20	$23.01	$19.54
Number of accumulation units outstanding at end of period	1,695	1,202	1,102
ING BALANCED PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.07	$13.33	$13.31
Value at end of period	$17.50	$15.07	$13.33
Number of accumulation units outstanding at end of period	2,306	2,318	2,345
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.47	$9.17	$9.20
Value at end of period	$13.90	$10.47	$9.17
Number of accumulation units outstanding at end of period	1,750	1,197	2,672
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.32	$14.27	$14.36
Value at end of period	$14.64	$15.32	$14.27
Number of accumulation units outstanding at end of period	3,173	2,719	9,537
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.45	$11.68	$11.45
Value at end of period	$17.49	$13.45	$11.68
Number of accumulation units outstanding at end of period	2,589	1,514	2,377
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$13.30	$11.68	$11.46
Value at end of period	$17.59	$13.30	$11.68
Number of accumulation units outstanding at end of period	500	0	10,290
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$19.88	$16.97	$16.95
Value at end of period	$26.61	$19.88	$16.97
Number of accumulation units outstanding at end of period	519	374	374
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.61	$16.64	$16.22
Value at end of period	$26.43	$18.61	$16.64
Number of accumulation units outstanding at end of period	1,253	1,253	1,253
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$17.80	$16.35	$16.17
Value at end of period	$17.69	$17.80	$16.35
Number of accumulation units outstanding at end of period	2,572	4,366	15,050
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$8.38	$7.09	$7.11
Value at end of period	$10.13	$8.38	$7.09
Number of accumulation units outstanding at end of period	2,282	4,818	4,821

CFI 379

	Condensed Financial Information (continued)

	2013	2012	2011

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.23	$11.99	$12.17
Value at end of period	$17.16	$14.23	$11.99
Number of accumulation units outstanding at end of period	1,592	1,966	4,336
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.32	$12.76	$12.43
Value at end of period	$17.80	$14.32	$12.76
Number of accumulation units outstanding at end of period	5,178	10,653	28,175
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$12.20	$10.38	$10.46
Value at end of period	$15.90	$12.20	$10.38
Number of accumulation units outstanding at end of period	1,033	1,033	1,033
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$10.04	$8.80	$8.48
Value at end of period	$13.08	$10.04	$8.80
Number of accumulation units outstanding at end of period	13,254	6,537	17,822
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$21.94	$19.31	$19.50
Value at end of period	$28.81	$21.94	$19.31
Number of accumulation units outstanding at end of period	543	289	114
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.86	$11.91	$11.92
Value at end of period	$11.80	$11.86	$11.91
Number of accumulation units outstanding at end of period	3,883	3,904	5,519
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.10	$10.10	$10.04
Value at end of period	$14.43	$11.10	$10.10
Number of accumulation units outstanding at end of period	3,264	3,264	2,753
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.44	$12.75	$12.84
Value at end of period	$19.53	$15.44	$12.75
Number of accumulation units outstanding at end of period	13,719	13,986	15,370
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$14.16	$12.35	$12.15
Value at end of period	$19.59	$14.16	$12.35
Number of accumulation units outstanding at end of period	98	0	6,768
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$20.17	$17.70	$17.27
Value at end of period	$27.64	$20.17	$17.70
Number of accumulation units outstanding at end of period	10	19	35

CFI 380

Condensed Financial Information (continued)

	2013	2012	2011

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$15.25	$13.65	$13.54
Value at end of period	$17.02	$15.25	$13.65
Number of accumulation units outstanding at end of period	370	16	806
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$20.56
Value at end of period	$21.53
Number of accumulation units outstanding at end of period	413
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.50	$13.94	$14.19
Value at end of period	$22.86	$16.50	$13.94
Number of accumulation units outstanding at end of period	3,430	21,800	3,950
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.32	$7.88	$7.94
Value at end of period	$11.16	$9.32	$7.88
Number of accumulation units outstanding at end of period	3,899	3,901	3,242
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during October 2013)
Value at beginning of period	$46.75
Value at end of period	$50.39
Number of accumulation units outstanding at end of period	200
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2011)
Value at beginning of period	$16.08	$14.19	$14.32
Value at end of period	$20.68	$16.08	$14.19
Number of accumulation units outstanding at end of period	13	28	773
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during November 2013)
Value at beginning of period	$22.48
Value at end of period	$23.39
Number of accumulation units outstanding at end of period	82

		TABLE 45
	FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
	(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008

AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.22	$13.79	$14.34
Value at end of period	$18.56	$15.22	$13.79
Number of accumulation units outstanding at end of period	93	93	93

CFI 381

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

AMANA INCOME FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.77	$13.58	$13.41
Value at end of period	$19.02	$14.77	$13.58
Number of accumulation units outstanding at end of period	185	135	133
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.34	$12.60	$11.23	$11.34
Value at end of period	$12.03	$13.34	$12.60	$11.23
Number of accumulation units outstanding at end of period	0	332	238	10
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.60	$12.37
Value at end of period	$18.07	$12.60
Number of accumulation units outstanding at end of period	3,430	2
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.48	$15.55	$15.77	$14.59
Value at end of period	$23.12	$17.48	$15.55	$15.77
Number of accumulation units outstanding at end of period	1,203	175	175	175
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during February 2012)
Value at beginning of period	$10.90	$10.07
Value at end of period	$11.15	$10.90
Number of accumulation units outstanding at end of period	170	104
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.23	$10.45	$11.04	$8.83	$6.37	$9.56
Value at end of period	$15.89	$12.23	$10.45	$11.04	$8.83	$6.37
Number of accumulation units outstanding at end of period	0	0	0	28	28	271
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.73	$8.52	$9.05	$7.84	$6.20	$9.02
Value at end of period	$12.63	$9.73	$8.52	$9.05	$7.84	$6.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	187
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.94	$7.56	$8.81	$8.12	$5.88	$8.34
Value at end of period	$10.66	$8.94	$7.56	$8.81	$8.12	$5.88
Number of accumulation units outstanding at end of period	4,887	5,453	6,103	5,315	5,853	5,628
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.88	$8.55	$8.84	$7.59	$5.64	$8.34
Value at end of period	$12.87	$9.88	$8.55	$8.84	$7.59	$5.64
Number of accumulation units outstanding at end of period	61,944	69,720	68,421	73,979	78,775	73,289
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.41	$8.08	$8.07	$7.06	$5.46	$8.09
Value at end of period	$11.97	$9.41	$8.08	$8.07	$7.06	$5.46
Number of accumulation units outstanding at end of period	11,721	11,400	10,496	12,197	15,464	1,276

CFI 382

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.14	$8.03	$8.07	$6.55	$5.14	$8.25
Value at end of period	$12.36	$9.14	$8.03	$8.07	$6.55	$5.14
Number of accumulation units outstanding at end of period	33,591	25,035	22,105	22,685	23,855	23,298
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.63	$6.37	$7.75	$6.90	$5.50	$7.96
Value at end of period	$9.88	$7.63	$6.37	$7.75	$6.90	$5.50
Number of accumulation units outstanding at end of period	1,622	1,504	1,362	1,273	1,094	1,313
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.60	$9.87	$10.33	$8.12	$6.33	$9.57
Value at end of period	$15.68	$11.60	$9.87	$10.33	$8.12	$6.33
Number of accumulation units outstanding at end of period	1,419	1,293	1,174	1,179	2,265	1,766
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.39	$8.94	$9.10
Value at end of period	$13.55	$10.39	$8.94
Number of accumulation units outstanding at end of period	223	149	56
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.67	$10.97	$11.41	$9.42	$7.00	$9.49
Value at end of period	$16.52	$12.67	$10.97	$11.41	$9.42	$7.00
Number of accumulation units outstanding at end of period	0	0	15	121	156	194
ING BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.56	$9.37	$9.56	$8.44	$7.13	$9.13
Value at end of period	$12.24	$10.56	$9.37	$9.56	$8.44	$7.13
Number of accumulation units outstanding at end of period	4,449	6,068	10,192	10,246	12,395	12,434
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.50	$9.68	$9.54	$7.60	$5.66	$8.64
Value at end of period	$15.84	$11.50	$9.68	$9.54	$7.60	$5.66
Number of accumulation units outstanding at end of period	4,717	2,438	2,080	1,915	1,094	813
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.97	$9.31	$8.95	$8.43	$7.07	$9.63
Value at end of period	$15.71	$10.97	$9.31	$8.95	$8.43	$7.07
Number of accumulation units outstanding at end of period	729	81	0	28	28	28
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.65	$8.47	$8.65	$7.67	$5.92	$8.60
Value at end of period	$12.78	$9.65	$8.47	$8.65	$7.67	$5.92
Number of accumulation units outstanding at end of period	11,234	10,437	9,617	10,279	10,063	8,119
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.12	$9.69	$10.29	$8.91	$6.71	$9.75
Value at end of period	$12.51	$12.12	$9.69	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	455	404	245	291	277	246

CFI 383

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.38	$9.93	$9.13	$7.19	$5.33	$9.05
Value at end of period	$11.53	$11.38	$9.93	$9.13	$7.19	$5.33
Number of accumulation units outstanding at end of period	173	171	128	127	927	452
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.09	$8.16	$8.63	$7.76	$5.94	$8.55
Value at end of period	$12.16	$9.09	$8.16	$8.63	$7.76	$5.94
Number of accumulation units outstanding at end of period	0	30	30	30	736	585
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.55	$9.31	$9.55
Value at end of period	$14.66	$10.55	$9.31
Number of accumulation units outstanding at end of period	243	146	55
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.48	$9.21	$10.42	$8.18	$5.92	$9.00
Value at end of period	$14.15	$10.48	$9.21	$10.42	$8.18	$5.92
Number of accumulation units outstanding at end of period	921	897	881	855	19	300
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.00	$12.14	$11.80	$10.26	$8.50	$10.05
Value at end of period	$12.39	$13.00	$12.14	$11.80	$10.26	$8.50
Number of accumulation units outstanding at end of period	1,333	1,410	1,463	1,445	1,786	3,178
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.59	$8.91	$9.88	$8.19	$6.00	$9.38
Value at end of period	$9.69	$8.59	$8.91	$9.88	$8.19	$6.00
Number of accumulation units outstanding at end of period	4,340	9,445	9,053	9,409	10,227	8,628
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.16	$8.84	$8.93	$7.88	$6.10	$8.78
Value at end of period	$13.17	$10.16	$8.84	$8.93	$7.88	$6.10
Number of accumulation units outstanding at end of period	21,927	22,529	23,495	24,625	20,845	22,885
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.63	$8.47	$8.55	$7.56	$6.18	$8.55
Value at end of period	$12.70	$9.63	$8.47	$8.55	$7.56	$6.18
Number of accumulation units outstanding at end of period	4,348	6,177	6,553	7,441	7,298	6,908
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.92	$9.35	$9.53	$7.88	$6.03	$9.10
Value at end of period	$14.59	$10.92	$9.35	$9.53	$7.88	$6.03
Number of accumulation units outstanding at end of period	4,356	4,042	4,191	3,938	3,606	2,964
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.27	$9.21	$9.35	$7.67	$6.19	$9.13
Value at end of period	$14.55	$10.27	$9.21	$9.35	$7.67	$6.19
Number of accumulation units outstanding at end of period	4,668	3,220	2,952	4,371	4,238	3,489

CFI 384

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.90	$11.88	$11.13	$10.21	$9.22	$9.83
Value at end of period	$12.79	$12.90	$11.88	$11.13	$10.21	$9.22
Number of accumulation units outstanding at end of period	13,883	15,404	14,637	14,145	13,128	12,500
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.30	$7.04	$8.08	$7.55	$5.95	$8.48
Value at end of period	$10.00	$8.30	$7.04	$8.08	$7.55	$5.95
Number of accumulation units outstanding at end of period	33	63	359	275	551	41
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.27	$6.15	$7.28	$7.16	$5.67	$8.13
Value at end of period	$8.75	$7.27	$6.15	$7.28	$7.16	$5.67
Number of accumulation units outstanding at end of period	43	43	43	43	1,533	637
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.07	$8.55	$8.80	$7.70	$6.03	$8.44
Value at end of period	$13.49	$10.07	$8.55	$8.80	$7.70	$6.03
Number of accumulation units outstanding at end of period	1,970	1,969	1,969	2,211	2,013	1,750
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.17	$9.97	$10.16	$9.11	$7.48	$9.06
Value at end of period	$13.85	$11.17	$9.97	$10.16	$9.11	$7.48
Number of accumulation units outstanding at end of period	4,011	4,395	4,690	6,363	6,284	6,347
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.97	$8.77	$9.03	$8.09	$6.57	$8.60
Value at end of period	$13.25	$9.97	$8.77	$9.03	$8.09	$6.57
Number of accumulation units outstanding at end of period	5,297	4,366	4,688	4,424	4,124	3,800
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.54	$8.07	$9.95	$8.33	$4.89	$8.04
Value at end of period	$8.93	$9.54	$8.07	$9.95	$8.33	$4.89
Number of accumulation units outstanding at end of period	3,075	2,518	2,014	1,845	2,540	2,215
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.94	$10.02	$9.92	$8.12	$6.51	$9.03
Value at end of period	$15.58	$11.94	$10.02	$9.92	$8.12	$6.51
Number of accumulation units outstanding at end of period	558	385	227	118	517	466
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.14	$10.35	$10.32
Value at end of period	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	3,387	3,625	3,481
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.41	$9.15	$8.90	$7.51	$6.72	$9.03
Value at end of period	$13.52	$10.41	$9.15	$8.90	$7.51	$6.72
Number of accumulation units outstanding at end of period	12,653	11,776	10,831	5,645	5,205	5,392

CFI 385

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.08	$9.89	$10.11	$8.48	$6.60	$9.50
Value at end of period	$14.95	$11.08	$9.89	$10.11	$8.48	$6.60
Number of accumulation units outstanding at end of period	34	2	0	27	27	20
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.79	$9.78	$9.70	$8.90	$7.60	$9.24
Value at end of period	$12.72	$10.79	$9.78	$9.70	$8.90	$7.60
Number of accumulation units outstanding at end of period	1,614	1,765	1,764	1,739	2,250	470
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.11	$9.88	$9.36	$8.29	$6.29	$8.89
Value at end of period	$13.25	$11.11	$9.88	$9.36	$8.29	$6.29
Number of accumulation units outstanding at end of period	4,900	5,580	5,309	4,975	5,395	5,841
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.92	$11.40	$11.54	$8.92	$6.36	$9.50
Value at end of period	$16.92	$12.92	$11.40	$11.54	$8.92	$6.36
Number of accumulation units outstanding at end of period	4,713	2,760	1,907	118	110	109
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.08	$10.16	$10.23	$10.28	$10.33	$10.28
Value at end of period	$10.01	$10.08	$10.16	$10.23	$10.28	$10.33
Number of accumulation units outstanding at end of period	461	610	561	10,901	11,106	11,048
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.45	$8.61	$9.07	$7.87	$6.37	$9.01
Value at end of period	$12.25	$9.45	$8.61	$9.07	$7.87	$6.37
Number of accumulation units outstanding at end of period	81	4	0	0	0	264
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.09	$8.35	$9.16	$7.95	$5.74	$8.34
Value at end of period	$12.73	$10.09	$8.35	$9.16	$7.95	$5.74
Number of accumulation units outstanding at end of period	22,399	20,302	20,741	25,596	27,739	29,434
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.13	$13.37	$12.90	$11.37	$7.67	$9.55
Value at end of period	$15.86	$15.13	$13.37	$12.90	$11.37	$7.67
Number of accumulation units outstanding at end of period	826	751	1,327	1,327	2,080	699
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.31	$12.44	$12.13	$11.37	$10.17	$10.21
Value at end of period	$12.97	$13.31	$12.44	$12.13	$11.37	$10.17
Number of accumulation units outstanding at end of period	802	2,032	980	1,158	1,159	316
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.45	$13.39	$13.59	$11.50	$11.50
Value at end of period	$17.22	$15.45	$13.39	$13.59	$11.50
Number of accumulation units outstanding at end of period	16	16	16	11	0

CFI 386

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.55	$14.56	$14.39
Value at end of period	$21.68	$16.55	$14.56
Number of accumulation units outstanding at end of period	266	167	111
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63	$9.27	$9.11	$8.18	$6.94
Value at end of period	$13.94	$10.63	$9.27	$9.11	$8.18
Number of accumulation units outstanding at end of period	190	188	49	825	339
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.03	$13.06	$13.09	$11.87	$10.06
Value at end of period	$19.62	$15.03	$13.06	$13.09	$11.87
Number of accumulation units outstanding at end of period	1,232	995	818	597	435
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	2,251	1,405	1,307	26	20
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.63	$10.01	$10.28	$8.47
Value at end of period	$15.49	$11.63	$10.01	$10.28
Number of accumulation units outstanding at end of period	425	492	368	526
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.09	$10.50	$11.01	$9.10
Value at end of period	$16.66	$12.09	$10.50	$11.01
Number of accumulation units outstanding at end of period	504	534	369	485
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.37	$10.82	$10.81	$8.23	$6.33	$9.61
Value at end of period	$17.07	$12.37	$10.82	$10.81	$8.23	$6.33
Number of accumulation units outstanding at end of period	1,730	558	438	317	182	62
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.33	$9.97	$10.30	$8.35	$6.59	$9.64
Value at end of period	$15.50	$11.33	$9.97	$10.30	$8.35	$6.59
Number of accumulation units outstanding at end of period	1,551	1,198	1,111	1,078	1,094	870
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.48	$9.47	$9.61	$8.71	$7.17	$9.20
Value at end of period	$11.35	$10.48	$9.47	$9.61	$8.71	$7.17
Number of accumulation units outstanding at end of period	0	0	379	312	239	155
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.82	$8.72	$9.07	$8.03	$6.43	$8.83
Value at end of period	$11.34	$9.82	$8.72	$9.07	$8.03	$6.43
Number of accumulation units outstanding at end of period	0	901	901	168	168	138

CFI 387

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.57	$8.38	$8.85	$7.78	$6.11	$8.65
Value at end of period	$11.43	$9.57	$8.38	$8.85	$7.78	$6.11
Number of accumulation units outstanding at end of period	3,342	5,213	4,603	1,785	1,786	1,785
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.25	$8.07	$8.58	$7.51	$5.82	$8.52
Value at end of period	$11.34	$9.25	$8.07	$8.58	$7.51	$5.82
Number of accumulation units outstanding at end of period	3,342	3,834	4,000	3,310	3,224	2,947
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.48	$9.29	$9.59	$8.57	$6.95	$9.28
Value at end of period	$12.03	$10.48	$9.29	$9.59	$8.57	$6.95
Number of accumulation units outstanding at end of period	9	9	9	9	9	9
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.35	$10.42	$10.46	$9.67
Value at end of period	$12.05	$11.35	$10.42	$10.46
Number of accumulation units outstanding at end of period	208	205	201	198
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.66	$8.47	$8.79	$7.83	$6.30	$8.72
Value at end of period	$11.74	$9.66	$8.47	$8.79	$7.83	$6.30
Number of accumulation units outstanding at end of period	172	172	141	113	80	39
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.37	$10.88	$10.66	$9.42	$7.12	$9.71
Value at end of period	$15.00	$12.37	$10.88	$10.66	$9.42	$7.12
Number of accumulation units outstanding at end of period	3,096	1,977	1,603	1,721	1,302	444
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.30	$9.81	$10.26	$8.04	$5.53	$9.16
Value at end of period	$15.16	$11.30	$9.81	$10.26	$8.04	$5.53
Number of accumulation units outstanding at end of period	18,143	18,431	18,164	20,112	19,832	18,898
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.09	$8.68	$8.82	$7.73	$6.23	$8.67
Value at end of period	$13.00	$10.09	$8.68	$8.82	$7.73	$6.23
Number of accumulation units outstanding at end of period	5,774	5,213	5,044	5,000	5,052	3,806
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.74	$9.10	$9.27	$7.99	$5.63	$8.73
Value at end of period	$14.85	$10.74	$9.10	$9.27	$7.99	$5.63
Number of accumulation units outstanding at end of period	7,687	6,898	6,053	5,206	4,444	4,118
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.80	$6.62	$7.61	$6.74	$4.93	$7.95
Value at end of period	$8.85	$7.80	$6.62	$7.61	$6.74	$4.93
Number of accumulation units outstanding at end of period	36	36	560	470	373	717

CFI 388

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.24	$7.83	$8.96	$8.30	$6.32	$8.86
Value at end of period	$11.03	$9.24	$7.83	$8.96	$8.30	$6.32
Number of accumulation units outstanding at end of period	0	24	0	0	110	75
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.38	$7.76	$8.29	$7.75	$5.90	$8.41
Value at end of period	$12.16	$9.38	$7.76	$8.29	$7.75	$5.90
Number of accumulation units outstanding at end of period	0	0	0	0	546	48
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.43	$12.06	$11.34	$10.76	$10.24	$9.88
Value at end of period	$12.02	$12.43	$12.06	$11.34	$10.76	$10.24
Number of accumulation units outstanding at end of period	359	409	409	409	774	7
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.06	$37.18
Value at end of period	$50.16	$36.06
Number of accumulation units outstanding at end of period	119	119
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.64	$9.41	$9.49	$8.73	$6.85	$9.52
Value at end of period	$13.65	$10.64	$9.41	$9.49	$8.73	$6.85
Number of accumulation units outstanding at end of period	198	305	240	206	169	123
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.68	$8.51	$8.94	$7.18	$5.71	$8.34
Value at end of period	$12.52	$9.68	$8.51	$8.94	$7.18	$5.71
Number of accumulation units outstanding at end of period	2,735	2,061	1,871	1,671	1,315	874
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during October 2013)
Value at beginning of period	$12.81
Value at end of period	$13.91
Number of accumulation units outstanding at end of period	519
NEW PERSPECTIVE FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.25	$8.55	$9.33	$8.34	$6.11	$8.60
Value at end of period	$12.90	$10.25	$8.55	$9.33	$8.34	$6.11
Number of accumulation units outstanding at end of period	4,009	60	0	0	81	46
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.32	$9.44	$11.61	$9.22	$5.11	$8.47
Value at end of period	$12.18	$11.32	$9.44	$11.61	$9.22	$5.11
Number of accumulation units outstanding at end of period	4,742	7,079	9,398	9,774	7,544	5,493
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.10	$9.48	$9.77	$7.97	$5.85	$9.10
Value at end of period	$15.53	$11.10	$9.48	$9.77	$7.97	$5.85
Number of accumulation units outstanding at end of period	2,417	1,546	1,305	1,089	811	297

CFI 389

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.92	$8.98	$9.22	$8.30	$6.89	$9.14
Value at end of period	$11.45	$9.92	$8.98	$9.22	$8.30	$6.89
Number of accumulation units outstanding at end of period	744	603	455	495	299	116
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$14.38	$13.32	$12.02	$11.20	$9.53	$10.71
Value at end of period	$12.96	$14.38	$13.32	$12.02	$11.20	$9.53
Number of accumulation units outstanding at end of period	1,099	1,093	2,123	2,123	855	1,329
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$6.93	$6.24	$8.21	$7.13	$4.12	$7.65
Value at end of period	$6.75	$6.93	$6.24	$8.21	$7.13	$4.12
Number of accumulation units outstanding at end of period	1,470	2,609	2,358	2,117	3,495	3,212
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.28	$11.53	$11.82	$10.08	$7.29
Value at end of period	$14.77	$13.28	$11.53	$11.82	$10.08
Number of accumulation units outstanding at end of period	687	498	460	376	306
SMALLCAP WORLD FUND®
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.67	$8.81	$10.36	$8.35	$5.48	$8.85
Value at end of period	$13.70	$10.67	$8.81	$10.36	$8.35	$5.48
Number of accumulation units outstanding at end of period	1,337	0	0	30	30	22
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.56	$13.54	$13.97	$12.49	$10.59	$10.29
Value at end of period	$15.78	$15.56	$13.54	$13.97	$12.49	$10.59
Number of accumulation units outstanding at end of period	1,160	2,903	2,640	2,426	1,623	233
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.93	$8.30	$8.79	$7.89	$5.91	$8.83
Value at end of period	$13.19	$9.93	$8.30	$8.79	$7.89	$5.91
Number of accumulation units outstanding at end of period	25,943	28,766	27,276	26,492	25,848	21,786
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during February 2012)
Value at beginning of period	$7.65	$9.60
Value at end of period	$3.69	$7.65
Number of accumulation units outstanding at end of period	242	246
WANGER INTERNATIONAL
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.63	$7.98	$9.42	$7.59	$5.11	$7.66
Value at end of period	$11.69	$9.63	$7.98	$9.42	$7.59	$5.11
Number of accumulation units outstanding at end of period	100	114	114	114	100	132
WANGER SELECT
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.56	$8.13	$9.95	$7.92	$4.80	$8.52
Value at end of period	$12.77	$9.56	$8.13	$9.95	$7.92	$4.80
Number of accumulation units outstanding at end of period	2,988	2,942	3,246	1,552	1,129	1,348

CFI 390

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

WANGER USA
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.49	$9.64	$10.07	$8.22	$5.83	$9.06
Value at end of period	$15.25	$11.49	$9.64	$10.07	$8.22	$5.83
Number of accumulation units outstanding at end of period	365	298	235	196	151	88
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.13	$9.07	$8.54	$7.59	$6.43	$8.61
Value at end of period	$13.25	$10.13	$9.07	$8.54	$7.59	$6.43
Number of accumulation units outstanding at end of period	1,399	1,148	834	589	527	177

TABLE 46
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54	$20.99
Value at end of period	$32.58	$27.83	$25.39	$24.47	$22.01	$17.70	$25.99	$25.49	$23.63	$22.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,425	3,482	4,096	3,526
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.69	$8.49	$9.02	$7.82	$6.19	$8.88
Value at end of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	41,901	48,125	57,930	61,804	68,063	66,220
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.71	$9.26	$9.76	$8.00	$6.10	$9.01
Value at end of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	113,247	131,870	142,364	154,123	180,796	168,795
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79	$12.71
Value at end of period	$20.98	$17.60	$14.88	$17.36	$16.00	$11.59	$19.66	$16.67	$13.79
Number of accumulation units outstanding at end of period	30,960	30,753	29,170	32,305	33,940	27,027	10,808	7,970	3,284
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72	$22.45
Value at end of period	$50.09	$38.46	$33.30	$34.44	$29.62	$22.00	$38.58	$33.07	$29.84	$25.72
Number of accumulation units outstanding at end of period	154,741	168,652	179,268	191,496	212,686	145,938	145,423	142,497	116,047	78,803
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13	$20.01
Value at end of period	$34.73	$27.32	$23.47	$23.43	$20.51	$15.88	$27.92	$27.72	$23.25	$22.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	47,875	44,943	45,682	41,498
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76	$17.31
Value at end of period	$31.27	$23.12	$20.32	$20.44	$16.59	$13.04	$24.88	$19.75	$18.64	$17.76
Number of accumulation units outstanding at end of period	0	0	0	17	0	95,499	73,759	83,958	95,310	110,098

CFI 391

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47	$13.72
Value at end of period	$24.90	$19.25	$16.07	$19.55	$17.42	$13.88	$24.90	$21.40	$18.27	$15.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,673	7,983	8,187	8,504
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94	$12.17
Value at end of period	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71	$16.12	$14.94
Number of accumulation units outstanding at end of period	36,744	35,557	36,658	37,403	31,775	28,953	32,581	27,737	38,869	20,826
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.34	$8.90	$9.15	$8.09	$6.12	$10.17
Value at end of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	366,219	396,533	456,739	466,994	506,994	532,615
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12	$10.90
Value at end of period	$26.55	$20.38	$17.65	$18.38	$15.18	$11.28	$15.48	$16.07	$14.03	$13.12
Number of accumulation units outstanding at end of period	11,124	9,399	7,714	10,772	7,693	6,124	5,925	4,748	3,583	3,944
ING BALANCED PORTFOLIO
Value at beginning of period	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28	$24.21
Value at end of period	$37.90	$32.74	$29.04	$29.67	$26.20	$22.15	$31.06	$29.66	$27.18	$26.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	61,710	69,428	81,843	81,457
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64	$11.53
Value at end of period	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83	$15.59	$14.64
Number of accumulation units outstanding at end of period	21,619	15,430	19,261	19,636	21,025	20,859	23,133	23,479	23,357	16
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24	$10.67
Value at end of period	$21.44	$14.97	$12.71	$12.23	$11.53	$9.68	$13.68	$12.70	$11.24
Number of accumulation units outstanding at end of period	9,420	8,918	7,770	9,110	12,867	11,914	3,898	1,817	1,334
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$13.62	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	64,528
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	6,569	6,093	4,945	5,759	7,090	5,061
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34	$10.42
Value at end of period	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Number of accumulation units outstanding at end of period	24,662	28,540	22,631	28,872	21,837	8,929	3,511	12,852
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95	$16.69
Value at end of period	$26.60	$19.90	$17.87	$18.90	$17.00	$13.02	$21.60	$20.90	$18.50	$17.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,163	1,697	808	1,152

CFI 392

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31	$10.28
Value at end of period	$15.75	$11.34	$10.11	$10.37	$8.34	$6.74	$10.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	340
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86	$10.96
Value at end of period	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.95	$13.17	$11.86
Number of accumulation units outstanding at end of period	183,299	188,571	204,021	213,122	226,742	226,366	2,930	3,387	213
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05	$9.89
Value at end of period	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81	$10.05
Number of accumulation units outstanding at end of period	27,586	26,416	30,118	28,477	27,838	26,197	29,996	30,773	34,987
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53	$9.69
Value at end of period	$12.76	$11.32	$11.75	$13.04	$10.80	$7.92	$13.53
Number of accumulation units outstanding at end of period	67,903	61,380	61,706	55,198	53,647	47,843	30,843
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03	$19.56
Value at end of period	$36.30	$28.01	$24.39	$24.65	$21.77	$16.85	$27.23	$25.56	$22.56	$21.03
Number of accumulation units outstanding at end of period	2,137	1,860	897	0	0	0	175,649	212,796	251,743	277,870
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16	$17.46
Value at end of period	$30.29	$22.97	$20.23	$20.41	$18.06	$14.77	$23.72	$22.76	$20.03	$19.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	133,424	136,756	146,524	140,917
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34	$16.72
Value at end of period	$36.24	$27.15	$23.25	$23.71	$19.61	$15.00	$24.22	$23.15	$21.32	$19.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	59,202	62,234	65,545	56,917
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12	$12.49
Value at end of period	$26.22	$18.52	$16.61	$16.87	$13.84	$11.18	$16.96	$18.23	$16.15	$15.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	11,940	15,670	20,542	20,570
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37	$18.62
Value at end of period	$27.03	$27.28	$25.14	$23.56	$21.62	$19.54	$21.52	$20.46	$19.82	$19.37
Number of accumulation units outstanding at end of period	19,622	22,689	22,236	18,908	20,038	21,798	23,108	26,043	31,506	29,875
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.26	$7.02	$8.05	$7.53	$6.92
Value at end of period	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	7,308	6,996	12,141	12,765	14,627
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05	$10.35
Value at end of period	$16.53	$13.74	$11.62	$13.77	$13.54	$10.74	$18.91	$16.80	$13.08	$12.05
Number of accumulation units outstanding at end of period	26,766	30,388	36,238	36,876	42,101	42,886	6,888	7,576	7,956	3,692
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41	$10.72
Value at end of period	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65	$12.74	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	10,159	9,043	8,280	4,594

CFI 393

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73	$9.98
Value at end of period	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99	$10.73
Number of accumulation units outstanding at end of period	149,506	172,449	187,344	198,460	220,683	234,751	112,324	126,104	137,161
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08	$10.71
Value at end of period	$17.53	$13.20	$11.62	$11.97	$10.72	$8.72	$12.97	$12.75	$11.08
Number of accumulation units outstanding at end of period	5,559	4,941	3,553	2,139	7,093	6,335	6,303	4,225	1,179
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45	$11.21
Value at end of period	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$24.88	$18.11	$13.45
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15,966	12,050	3,322
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19	$11.86
Value at end of period	$28.41	$21.77	$18.29	$18.11	$14.84	$11.91	$17.93	$17.66	$15.28	$14.19
Number of accumulation units outstanding at end of period	8,503	8,448	8,209	8,776	8,383	7,663	10,002	6,967	4,986	2,888
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33	$11.30
Value at end of period	$22.41	$16.26	$13.81	$14.11	$11.22	$8.88	$12.78	$13.11	$11.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,200	959	70
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	40,327	49,984	53,420	51,459	64,104	60,249	60,116
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$15.93	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48	$11.32
Value at end of period	$18.75	$15.93	$14.44	$14.33	$13.15	$11.24	$14.60	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,599	4,235	5,113	803
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44	$10.82
Value at end of period	$24.36	$20.44	$18.18	$17.23	$15.28	$11.60	$18.76	$14.85	$11.44
Number of accumulation units outstanding at end of period	16,151	16,695	18,802	19,098	21,155	21,966	17,801	7,566	3,243
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44	$9.44
Value at end of period	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23	$11.43	$10.44
Number of accumulation units outstanding at end of period	29,630	0	0	0	0	0	2,237	2,143	1,757	3,321
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36	$14.33
Value at end of period	$15.69	$15.81	$15.93	$16.06	$16.15	$16.22	$15.93	$15.27	$14.68	$14.36
Number of accumulation units outstanding at end of period	23,429	21,985	27,151	32,861	32,923	61,458	56,606	33,694	20,415	32,437
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83	$9.75
Value at end of period	$14.10	$10.88	$9.92	$10.45	$9.07	$7.35	$11.31	$10.83
Number of accumulation units outstanding at end of period	4,169	3,887	3,999	4,417	2,530	2,070	1,739	304

CFI 394

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70	$10.02
Value at end of period	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69	$11.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	321,849	335,930	350,684
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51	$10.40
Value at end of period	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.60	$11.36	$10.51
Number of accumulation units outstanding at end of period	17,145	15,390	13,610	11,302	13,760	9,180	3,054	2,009	713
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48	$11.10
Value at end of period	$16.40	$16.85	$15.75	$15.37	$14.41	$12.89	$13.02	$12.00	$11.63	$11.48
Number of accumulation units outstanding at end of period	18,754	33,225	21,622	19,163	18,966	15,482	13,013	8,009	7,399	8,166
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61	$10.58
Value at end of period	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$11.17	$10.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,360	2
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.59	$9.24	$9.08	$8.16	$6.64	$6.30
Value at end of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	179,244	205,320	213,760	220,242	271,465	275,244
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.58	$9.97	$10.24	$8.25	$5.93	$5.89
Value at end of period	$15.41	$11.58	$9.97	$10.24	$8.25	$5.93
Number of accumulation units outstanding at end of period	94,083	107,543	117,352	126,204	147,717	147,022
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.04	$10.46	$10.98	$8.75	$6.90
Value at end of period	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	4,435	2,077	1,734	791	16
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54	$6.90
Value at end of period	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11	$8.16	$7.54
Number of accumulation units outstanding at end of period	55	0	0	0	0	0	2,506	2,104	1,318	723
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89	$20.17
Value at end of period	$48.88	$35.77	$31.48	$32.55	$26.38	$20.84	$30.47	$29.01	$25.04	$22.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	26,605	25,658	27,097	26,937
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71	$10.38
Value at end of period	$13.99	$12.93	$11.69	$11.87	$10.76	$8.86	$12.22	$11.77	$10.71
Number of accumulation units outstanding at end of period	2,631	15,254	14,712	15,559	8,442	7,208	38,153	5,713	15
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22	$11.25
Value at end of period	$14.63	$12.68	$11.27	$11.72	$10.38	$8.32	$12.68	$12.22
Number of accumulation units outstanding at end of period	26,758	23,064	18,626	19,510	23,662	20,100	14,613	21,572

CFI 395

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57	$11.48
Value at end of period	$15.31	$12.82	$11.23	$11.87	$10.45	$8.20	$13.13	$12.57
Number of accumulation units outstanding at end of period	59,791	52,844	48,908	55,119	52,485	51,405	8,961	4,567
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91	$11.68
Value at end of period	$15.70	$12.82	$11.19	$11.89	$10.41	$8.08	$13.55	$12.91
Number of accumulation units outstanding at end of period	33,230	29,612	24,824	22,040	20,047	14,260	9,808	3,166
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.47	$10.88	$11.80
Value at end of period	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	2,777	839	82
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.44	$10.07
Value at end of period	$11.98	$10.44
Number of accumulation units outstanding at end of period	490	341
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49	$11.37
Value at end of period	$13.81	$13.02	$11.95	$12.01	$11.04	$9.50	$11.49
Number of accumulation units outstanding at end of period	2,921	59	80	80	640	2,431	2,392
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$11.04	$9.93	$9.81
Value at end of period	$11.99	$11.04	$9.93
Number of accumulation units outstanding at end of period	67	475	61
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57	$16.40
Value at end of period	$24.96	$22.44	$20.14	$19.95	$18.10	$15.48	$20.42	$19.45	$18.10	$17.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,901	4,795	4,446	4,460
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38	$16.54
Value at end of period	$26.71	$22.00	$19.28	$20.02	$17.85	$14.37	$22.65	$21.74	$19.36	$18.38
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,611	11,975	10,341	9,323
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77	$16.25
Value at end of period	$25.37	$21.94	$19.47	$19.73	$17.76	$14.69	$21.30	$20.36	$18.46	$17.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	9,226	6,466	6,425	6,889
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97	$10.65
Value at end of period	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47	$10.97
Number of accumulation units outstanding at end of period	87,958	76,613	67,554	58,522	28,872	32,285	27,063	11,468	3,553
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14	$9.94
Value at end of period	$15.49	$11.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	256,546	298,591	339,121

CFI 396

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92	$12.21
Value at end of period	$23.00	$17.87	$15.37	$15.63	$13.71	$11.06	$17.33	$16.95	$14.35	$13.92
Number of accumulation units outstanding at end of period	119,428	126,360	140,378	149,917	166,560	158,900	21,525	14,819	12,211	1,827
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10	$19.33
Value at end of period	$41.05	$29.71	$25.19	$25.67	$22.14	$15.61	$27.23	$24.98	$22.22	$21.10
Number of accumulation units outstanding at end of period	34,284	36,541	32,697	38,544	44,193	44,471	48,672	53,823	55,772	50,275
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47	$11.68
Value at end of period	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34	$12.47
Number of accumulation units outstanding at end of period	5,600	4,394	4,444	4,681	7,499	6,716	6,949	5,257	115
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09	$10.51
Value at end of period	$13.85	$10.69	$8.85	$9.46	$8.85	$6.74	$11.27	$11.09
Number of accumulation units outstanding at end of period	7,825	2,600	2,349	2,080	4,786	3,375	2,540	1,587
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.38	$12.02	$11.30	$10.73	$10.17
Value at end of period	$11.97	$12.38	$12.02	$11.30	$10.73
Number of accumulation units outstanding at end of period	12,311	11,111	11,375	8,967	6
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50	$7.86
Value at end of period	$15.18	$11.84	$10.48	$10.57	$9.72	$7.64	$11.02	$10.28	$8.88	$8.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	12,263	11,329	6,724	6,085
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.69	$11.02	$11.32	$9.14	$7.17	$10.09
Value at end of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	77,513	78,918	83,694	88,108	94,683	99,617
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76	$10.37
Value at end of period	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25	$13.70	$12.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	90,317	89,562	85,245	43,373
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73	$9.79
Value at end of period	$15.74	$11.50	$10.46	$10.88	$8.95	$6.92	$11.42	$10.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	29	146
NEW PERSPECTIVE FUND®
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90	$12.91
Value at end of period	$22.24	$17.68	$14.76	$16.11	$14.40	$10.56	$17.13	$14.90
Number of accumulation units outstanding at end of period	175,634	194,974	214,935	237,291	268,153	256,382	1,808	1,862
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15	$37.03
Value at end of period	$83.18	$77.39	$64.55	$79.45	$63.07	$34.98	$67.85	$51.10	$41.15
Number of accumulation units outstanding at end of period	32,184	32,769	34,088	32,658	29,125	20,457	11,408	7,494	3,274

CFI 397

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2005)
Value at beginning of period	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76	$10.80
Value at end of period	$21.46	$15.34	$13.11	$13.51	$11.04	$8.11	$13.15	$13.42	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,436	3,819	18
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26	$11.17
Value at end of period	$15.30	$13.26	$12.01	$12.33	$11.11	$9.23	$13.43	$12.37	$11.26
Number of accumulation units outstanding at end of period	15,579	12,417	11,636	11,281	12,946	8,426	1,155	592	255
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95	$10.85
Value at end of period	$15.01	$16.67	$15.45	$13.95	$13.01	$11.08	$12.01	$10.96	$10.95
Number of accumulation units outstanding at end of period	49,452	83,071	50,448	40,715	19,772	10,579	5,283	1,183	1,689
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.30
Value at end of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	11,602
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80	$10.74
Value at end of period	$18.20	$16.37	$14.22	$14.58	$12.45	$7.82	$12.20	$11.62	$10.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,055	1,367	1,227
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20	$11.14
Value at end of period	$21.73	$21.43	$18.65	$19.26	$17.23	$14.61	$13.86	$12.60	$11.20
Number of accumulation units outstanding at end of period	16,054	19,340	18,543	21,241	25,641	24,063	13,166	2,660	1,679
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2005)
Value at beginning of period	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29	$11.73
Value at end of period	$20.03	$15.09	$12.62	$13.37	$12.00	$8.99	$14.88	$13.53	$12.29
Number of accumulation units outstanding at end of period	155,334	158,034	157,239	162,415	173,084	162,147	13,963	9,313	2,390
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during November 2013)
Value at beginning of period	$3.94
Value at end of period	$3.68
Number of accumulation units outstanding at end of period	30
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.78
Value at end of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	14,393	11,373	15,138	13,547	10,906	2,794	3,818
WANGER SELECT
(Funds were first received in this option during December 2005)
Value at beginning of period	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54	$12.60
Value at end of period	$21.66	$16.22	$13.81	$16.90	$13.46	$8.17	$16.16	$14.89	$12.54
Number of accumulation units outstanding at end of period	39,545	43,198	38,446	33,583	24,391	13,331	12,439	4,148	21

CFI 398

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER USA
(Funds were first received in this option during October 2005)
Value at beginning of period	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81	$11.96
Value at end of period	$22.40	$16.88	$14.18	$14.81	$12.10	$8.58	$14.33	$13.71	$12.81
Number of accumulation units outstanding at end of period	14,831	17,837	13,202	10,657	9,968	10,212	2,628	2,743	4,278
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14	$10.95
Value at end of period	$18.31	$14.00	$12.55	$11.82	$10.52	$8.91	$13.43	$13.03	$11.14
Number of accumulation units outstanding at end of period	0	0	0	0	98	0	8,027	3,289	829

TABLE 47
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% EFFECTIVE MARCH 1, 2007
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007

ALGER GREEN FUND
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.13	$13.28	$14.12	$12.99	$12.49
Value at end of period	$20.22	$15.13	$13.28	$14.12	$12.99
Number of accumulation units outstanding at end of period	47	46	46	100	13
ALLIANZGI NFJ LARGE-CAP VALUE FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.00	$7.95	$7.87	$7.04	$6.11	$9.85
Value at end of period	$11.85	$9.00	$7.95	$7.87	$7.04	$6.11
Number of accumulation units outstanding at end of period	2,077	3,886	3,994	4,827	4,526	5,201
AMANA GROWTH FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.19	$13.77	$14.15	$12.30	$9.90
Value at end of period	$18.51	$15.19	$13.77	$14.15	$12.30
Number of accumulation units outstanding at end of period	18,873	48,314	42,818	24,479	4,835
AMANA INCOME FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.75	$13.56	$13.41	$12.04	$10.44
Value at end of period	$18.98	$14.75	$13.56	$13.41	$12.04
Number of accumulation units outstanding at end of period	62,356	113,744	94,262	71,150	25,157
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.32	$12.58	$11.22	$10.73	$10.10
Value at end of period	$12.00	$13.32	$12.58	$11.22	$10.73
Number of accumulation units outstanding at end of period	11,640	19,531	13,467	12,900	8,063
ARIEL FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.15	$10.18	$11.57	$8.50
Value at end of period	$17.44	$12.15	$10.18	$11.57
Number of accumulation units outstanding at end of period	7,804	6,120	6,051	383

CFI 399

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.30	$7.47	$8.12	$7.73	$5.58	$9.30
Value at end of period	$11.55	$9.30	$7.47	$8.12	$7.73	$5.58
Number of accumulation units outstanding at end of period	8,440	45,667	19,331	15,171	1,864	791
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during July 2010)
Value at beginning of period	$12.58	$10.89	$11.75	$9.68
Value at end of period	$18.03	$12.58	$10.89	$11.75
Number of accumulation units outstanding at end of period	49,287	44,261	41,973	11,025
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.44	$15.53	$15.75	$12.63	$10.47
Value at end of period	$23.07	$17.44	$15.53	$15.75	$12.63
Number of accumulation units outstanding at end of period	2,218	328	2,009	1,500	85
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00	$11.76
Value at end of period	$15.04	$12.85	$11.72	$11.30	$10.16	$8.17	$12.00
Number of accumulation units outstanding at end of period	5,446	9,912	9,516	6,679	8,230	7,660	9,839
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.89	$9.48	$10.38
Value at end of period	$11.13	$10.89	$9.48
Number of accumulation units outstanding at end of period	661	3,581	656
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.69	$8.49	$9.02	$7.82	$6.19	$8.91
Value at end of period	$12.57	$9.69	$8.49	$9.02	$7.82	$6.19
Number of accumulation units outstanding at end of period	1,689	19,212	26,151	30,366	31,564	19,702
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.71	$9.26	$9.76	$8.00	$6.10	$9.61
Value at end of period	$14.35	$10.71	$9.26	$9.76	$8.00	$6.10
Number of accumulation units outstanding at end of period	9,026	8,964	10,759	12,205	10,716	5,054
COLUMBIA MID CAP VALUE FUND (CLASS Z)
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.84	$9.35	$9.82	$8.04	$6.11	$10.08
Value at end of period	$14.56	$10.84	$9.35	$9.82	$8.04	$6.11
Number of accumulation units outstanding at end of period	114	107	89	224	152	1,630
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61	$14.80
Value at end of period	$18.79	$15.76	$13.33	$15.55	$14.33	$10.38	$17.61
Number of accumulation units outstanding at end of period	168,776	212,245	205,104	192,690	166,556	136,957	96,627
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50	$13.24
Value at end of period	$20.13	$15.46	$13.38	$13.84	$11.90	$8.84	$15.50
Number of accumulation units outstanding at end of period	272,430	438,638	451,227	473,538	463,388	422,624	372,912

CFI 400

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41	$13.27
Value at end of period	$16.68	$13.12	$11.28	$11.26	$9.86	$7.63	$13.41
Number of accumulation units outstanding at end of period	22,258	40,878	48,864	57,406	58,973	63,469	74,296
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20	$12.04
Value at end of period	$19.10	$14.12	$12.41	$12.49	$10.14	$7.97	$15.20
Number of accumulation units outstanding at end of period	30,734	63,688	62,805	60,841	60,583	66,033	66,322
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04	$14.52
Value at end of period	$17.04	$13.17	$11.00	$13.38	$11.93	$9.50	$17.04
Number of accumulation units outstanding at end of period	2,358	8,299	7,981	7,275	7,671	6,853	10,212
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76	$13.47
Value at end of period	$20.94	$15.49	$13.19	$13.82	$10.86	$8.48	$12.76
Number of accumulation units outstanding at end of period	5,818	24,291	23,224	21,991	21,562	19,672	22,636
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.34	$8.90	$9.15	$8.09	$6.12	$9.80
Value at end of period	$13.49	$10.34	$8.90	$9.15	$8.09	$6.12
Number of accumulation units outstanding at end of period	19,954	29,388	38,057	41,505	26,512	13,284
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60	$13.25
Value at end of period	$21.61	$16.59	$14.37	$14.96	$12.36	$9.18	$12.60
Number of accumulation units outstanding at end of period	7,531	13,445	10,530	7,414	4,596	3,772	3,347
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31	$11.76
Value at end of period	$15.03	$12.98	$11.51	$11.76	$10.39	$8.78	$12.31
Number of accumulation units outstanding at end of period	83,943	137,873	153,281	190,576	220,709	232,643	262,619
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29	$12.77
Value at end of period	$21.62	$15.70	$13.22	$13.04	$10.39	$7.75	$13.29
Number of accumulation units outstanding at end of period	14,665	46,456	38,716	36,333	32,265	28,007	15,999
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.15	$12.86	$12.38	$11.66	$9.79	$13.84	$12.98
Value at end of period	$21.69	$15.15	$12.86	$12.38	$11.66	$9.79	$13.84
Number of accumulation units outstanding at end of period	5,400	1,474	4,853	2,805	1,748	1,410	1,095
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44	$10.67
Value at end of period	$13.62	$10.29	$9.04	$9.23	$8.19	$6.32	$10.44
Number of accumulation units outstanding at end of period	9,514	18,549	18,407	18,406	19,879	18,763	29,052

CFI 401

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	4,913	10,857	9,544	9,262	7,535	6,979
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12	$13.08
Value at end of period	$13.32	$13.15	$11.47	$10.56	$8.32	$6.17	$10.12
Number of accumulation units outstanding at end of period	9,642	17,845	21,133	21,143	6,588	6,625	3,164
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04	$12.53
Value at end of period	$16.07	$12.02	$10.79	$11.41	$10.27	$7.86	$13.04
Number of accumulation units outstanding at end of period	2,351	2,371	2,459	2,132	2,627	675	991
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37	$10.34
Value at end of period	$15.83	$11.40	$10.06	$10.42	$8.39	$6.78	$10.37
Number of accumulation units outstanding at end of period	1,404	3,632	2,332	2,182	1,731	94	85
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13	$13.43
Value at end of period	$21.77	$16.13	$14.19	$16.06	$12.61	$9.13	$15.13
Number of accumulation units outstanding at end of period	34,907	61,683	62,674	59,469	49,152	33,278	17,177
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89	$11.17
Value at end of period	$14.49	$15.21	$14.21	$13.81	$12.02	$9.96	$11.89
Number of accumulation units outstanding at end of period	17,361	55,160	67,713	75,128	75,277	73,897	69,804
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.35	$11.77	$13.06	$10.83	$7.94	$13.56	$10.12
Value at end of period	$12.79	$11.35	$11.77	$13.06	$10.83	$7.94	$13.56
Number of accumulation units outstanding at end of period	14,335	22,478	26,225	46,935	41,649	36,869	32,694
ING GNMA INCOME FUND
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.15	$10.92	$10.25	$10.25
Value at end of period	$10.85	$11.15	$10.92	$10.25
Number of accumulation units outstanding at end of period	22,359	31,063	7,346	20
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58	$12.62
Value at end of period	$18.10	$13.97	$12.16	$12.29	$10.85	$8.40	$13.58
Number of accumulation units outstanding at end of period	159,727	196,029	202,807	215,934	224,808	234,804	259,820
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15	$12.46
Value at end of period	$16.80	$12.74	$11.22	$11.32	$10.01	$8.19	$13.15
Number of accumulation units outstanding at end of period	66,720	100,895	105,309	114,037	114,603	122,044	142,278

CFI 402

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29	$13.13
Value at end of period	$19.88	$14.90	$12.76	$13.01	$10.76	$8.23	$13.29
Number of accumulation units outstanding at end of period	83,623	109,693	116,037	134,111	141,957	144,516	147,986
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14	$13.16
Value at end of period	$18.77	$13.26	$11.89	$12.07	$9.91	$8.00	$12.14
Number of accumulation units outstanding at end of period	21,449	21,416	24,022	26,938	26,217	27,913	33,827
ING INDEX SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.59	$10.95	$11.88
Value at end of period	$15.51	$12.59	$10.95
Number of accumulation units outstanding at end of period	0	36	99
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19	$10.79
Value at end of period	$14.06	$14.19	$13.07	$12.25	$11.24	$10.16	$11.19
Number of accumulation units outstanding at end of period	62,421	132,299	131,940	132,663	136,850	177,823	166,671
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.26	$7.02	$8.05	$7.53	$5.93	$5.05
Value at end of period	$9.96	$8.26	$7.02	$8.05	$7.53	$5.93
Number of accumulation units outstanding at end of period	5,779	13,897	12,486	11,865	10,539	1
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.11	$10.24	$12.14	$11.94	$9.46	$16.66	$14.79
Value at end of period	$14.56	$12.11	$10.24	$12.14	$11.94	$9.46	$16.66
Number of accumulation units outstanding at end of period	92	3,731	3,043	3,515	7,476	8,433	8,999
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01	$12.30
Value at end of period	$16.88	$12.60	$10.71	$11.02	$9.65	$7.57	$12.01
Number of accumulation units outstanding at end of period	28,481	35,218	36,474	44,284	50,823	46,204	66,090
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64	$12.21
Value at end of period	$17.74	$14.31	$12.79	$13.03	$11.70	$9.61	$12.64
Number of accumulation units outstanding at end of period	31,036	40,133	56,500	68,422	70,595	70,262	82,177
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12	$12.64
Value at end of period	$17.74	$13.36	$11.75	$12.11	$10.85	$8.82	$13.12
Number of accumulation units outstanding at end of period	4,528	21,683	18,462	21,188	21,499	20,663	15,928
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18	$17.89
Value at end of period	$22.14	$23.68	$20.04	$24.72	$20.71	$12.17	$25.18
Number of accumulation units outstanding at end of period	3,732	4,770	4,237	5,264	13,331	7,416	14,909

CFI 403

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93	$13.01
Value at end of period	$20.50	$15.71	$13.19	$13.06	$10.71	$8.59	$12.93
Number of accumulation units outstanding at end of period	78,732	84,847	72,069	66,324	52,840	44,280	35,979
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93	$13.58
Value at end of period	$22.68	$16.45	$13.97	$14.27	$11.35	$8.99	$12.93
Number of accumulation units outstanding at end of period	8,251	4,709	5,198	4,691	2,626	1,384	1,284
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.12	$10.35	$10.32
Value at end of period	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	55,824	110,836	53,568
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23	$9.44
Value at end of period	$12.85	$9.89	$8.70	$8.47	$7.15	$6.40	$9.23
Number of accumulation units outstanding at end of period	278,804	330,733	334,339	275,985	284,567	264,071	192,970
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.03	$9.85	$10.07	$8.45	$6.58	$10.23
Value at end of period	$14.86	$11.03	$9.85	$10.07	$8.45	$6.58
Number of accumulation units outstanding at end of period	1,861	1,939	1,832	1,300	1,152	951
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.18	$11.95	$11.86	$10.88	$9.30	$12.08	$11.82
Value at end of period	$15.51	$13.18	$11.95	$11.86	$10.88	$9.30	$12.08
Number of accumulation units outstanding at end of period	5,645	5,371	4,818	2,328	2,327	3,232	3,133
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$20.68	$18.40	$17.43	$15.46	$11.73	$18.99	$16.57
Value at end of period	$24.65	$20.68	$18.40	$17.43	$15.46	$11.73	$18.99
Number of accumulation units outstanding at end of period	2,820	4,605	4,405	3,319	6,210	5,660	7,944
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67	$12.80
Value at end of period	$25.76	$19.68	$17.37	$17.60	$13.61	$9.70	$15.67
Number of accumulation units outstanding at end of period	12,624	17,841	7,756	8,034	126	104	600
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20	$10.81
Value at end of period	$11.03	$11.12	$11.20	$11.29	$11.35	$11.41	$11.20
Number of accumulation units outstanding at end of period	8,047	29,163	32,119	29,117	27,390	65,820	55,530
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37	$10.91
Value at end of period	$14.17	$10.94	$9.98	$10.51	$9.12	$7.39	$11.37
Number of accumulation units outstanding at end of period	8,433	8,860	8,487	7,757	9,500	8,479	7,920

CFI 404

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97	$14.00
Value at end of period	$19.61	$15.55	$12.88	$14.13	$12.27	$8.87	$14.97
Number of accumulation units outstanding at end of period	71,938	121,463	126,644	135,872	139,273	143,517	172,507
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73	$11.69
Value at end of period	$18.60	$17.75	$15.69	$15.15	$13.36	$9.02	$11.73
Number of accumulation units outstanding at end of period	1,100	8,605	11,599	7,152	8,221	2,165	3,344
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.79	$13.82	$13.49	$12.64	$11.32	$11.43	$10.67
Value at end of period	$14.40	$14.79	$13.82	$13.49	$12.64	$11.32	$11.43
Number of accumulation units outstanding at end of period	108,737	166,518	144,326	131,664	129,223	66,132	48,660
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23	$11.29
Value at end of period	$19.47	$17.47	$15.16	$15.39	$13.03	$7.86	$11.23
Number of accumulation units outstanding at end of period	6,093	12,024	7,985	10,641	8,559	1,198	1,055
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.52	$14.54	$14.07	$12.57	$10.71
Value at end of period	$21.63	$16.52	$14.54	$14.07	$12.57
Number of accumulation units outstanding at end of period	1,810	2,462	1,437	1,198	1,384
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.59	$9.24	$9.08	$8.16	$6.64	$10.05
Value at end of period	$13.87	$10.59	$9.24	$9.08	$8.16	$6.64
Number of accumulation units outstanding at end of period	13,473	11,301	5,412	5,049	3,556	1,013
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.01	$13.05	$13.08	$11.86	$10.06
Value at end of period	$19.57	$15.01	$13.05	$13.08	$11.86
Number of accumulation units outstanding at end of period	1,207	1,448	1,143	690	711
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$17.84	$15.57	$16.05	$12.86	$11.41
Value at end of period	$23.88	$17.84	$15.57	$16.05	$12.86
Number of accumulation units outstanding at end of period	637	1,633	1,210	1,177	1,101
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.58	$9.97	$10.24	$8.25	$5.57
Value at end of period	$15.41	$11.58	$9.97	$10.24	$8.25
Number of accumulation units outstanding at end of period	3,183	3,936	2,157	2,747	1,027
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$12.04	$10.46	$10.98	$8.75	$7.04
Value at end of period	$16.58	$12.04	$10.46	$10.98	$8.75
Number of accumulation units outstanding at end of period	1,217	4,744	6,294	5,379	920

CFI 405

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72	$13.79
Value at end of period	$25.75	$18.66	$16.33	$16.33	$12.44	$9.57	$14.72
Number of accumulation units outstanding at end of period	6,825	13,460	10,745	10,430	4,297	3,555	3,287
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56	$14.18
Value at end of period	$23.35	$17.09	$15.04	$15.55	$12.60	$9.96	$14.56
Number of accumulation units outstanding at end of period	42,878	71,566	70,168	66,642	55,858	47,319	45,927
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.08	$11.83	$12.01	$10.88	$8.97	$12.36	$12.07
Value at end of period	$14.16	$13.08	$11.83	$12.01	$10.88	$8.97	$12.36
Number of accumulation units outstanding at end of period	24,997	24,733	29,188	30,774	23,640	16,605	11,202
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83	$12.54
Value at end of period	$14.81	$12.83	$11.40	$11.86	$10.51	$8.42	$12.83
Number of accumulation units outstanding at end of period	41,919	39,768	38,196	34,102	25,924	26,858	18,618
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28	$12.89
Value at end of period	$15.49	$12.98	$11.36	$12.01	$10.57	$8.30	$13.28
Number of accumulation units outstanding at end of period	32,151	39,411	40,732	35,260	27,640	18,920	8,291
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71	$13.25
Value at end of period	$15.88	$12.97	$11.32	$12.03	$10.53	$8.18	$13.71
Number of accumulation units outstanding at end of period	23,074	23,462	21,052	17,920	15,746	12,035	9,149
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.47	$10.88	$10.16
Value at end of period	$15.27	$12.47	$10.88
Number of accumulation units outstanding at end of period	536	351	43
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.44	$9.25	$9.56	$8.55	$6.93	$9.03
Value at end of period	$11.98	$10.44	$9.25	$9.56	$8.55	$6.93
Number of accumulation units outstanding at end of period	0	0	0	0	495	100
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63	$11.31
Value at end of period	$13.98	$13.17	$12.10	$12.15	$11.17	$9.61	$11.63
Number of accumulation units outstanding at end of period	124	1,382	1,079	817	465	123	1,177
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.04	$9.93	$10.08	$9.14	$7.66	$9.26
Value at end of period	$11.99	$11.04	$9.93	$10.08	$9.14	$7.66
Number of accumulation units outstanding at end of period	0	226	36	0	100	99

CFI 406

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00	$11.47
Value at end of period	$14.66	$13.19	$11.83	$11.72	$10.64	$9.10	$12.00
Number of accumulation units outstanding at end of period	3,524	4,649	4,544	6,830	5,637	7,500	6,367
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99	$12.42
Value at end of period	$15.31	$12.61	$11.06	$11.48	$10.24	$8.24	$12.99
Number of accumulation units outstanding at end of period	4,409	19,015	17,552	19,980	20,024	19,418	21,424
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52	$11.94
Value at end of period	$14.91	$12.89	$11.44	$11.60	$10.43	$8.63	$12.52
Number of accumulation units outstanding at end of period	3,134	8,892	8,463	7,995	7,506	9,833	9,697
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07	$12.68
Value at end of period	$19.75	$16.29	$14.34	$14.05	$12.42	$9.40	$13.07
Number of accumulation units outstanding at end of period	193,033	291,027	257,806	218,284	184,173	158,864	107,270
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33	$13.08
Value at end of period	$22.08	$16.47	$14.29	$14.96	$11.74	$8.08	$14.33
Number of accumulation units outstanding at end of period	39,463	65,087	68,263	71,330	76,390	76,134	83,507
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02	$12.73
Value at end of period	$17.28	$13.43	$11.55	$11.74	$10.30	$8.31	$13.02
Number of accumulation units outstanding at end of period	7,181	36,302	29,804	29,341	24,705	11,927	10,953
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08	$12.83
Value at end of period	$21.22	$15.36	$13.02	$13.27	$11.45	$8.07	$14.08
Number of accumulation units outstanding at end of period	35,852	50,728	55,306	54,179	55,952	54,369	56,241
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56	$15.15
Value at end of period	$16.65	$14.68	$12.46	$14.33	$12.69	$9.30	$18.56
Number of accumulation units outstanding at end of period	6,971	10,917	9,903	6,983	5,935	4,904	4,867
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	8,817	43,155	18,827	17,514	20,206	25,435
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33	$11.32
Value at end of period	$13.92	$10.74	$8.90	$9.51	$8.90	$6.78	$11.33
Number of accumulation units outstanding at end of period	471	2,781	1,651	1,878	1,786	1,760	1,845

CFI 407

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.38	$12.02	$11.30	$10.73	$10.22	$10.00
Value at end of period	$11.97	$12.38	$12.02	$11.30	$10.73	$10.22
Number of accumulation units outstanding at end of period	816	4,307	3,219	2,834	1,489	20
INVESCO MID CAP CORE EQUITY FUND
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.98	$12.77	$13.73	$12.30	$10.44
Value at end of period	$17.92	$13.98	$12.77	$13.73	$12.30
Number of accumulation units outstanding at end of period	276	1,969	2,186	1,694	1,122
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.05	$37.18
Value at end of period	$50.12	$36.05
Number of accumulation units outstanding at end of period	1,726	1,984
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60	$12.62
Value at end of period	$18.73	$14.61	$12.93	$13.04	$12.00	$9.43	$13.60
Number of accumulation units outstanding at end of period	1,277	2,936	3,369	4,343	5,756	5,242	7,310
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.74	$8.36	$8.95	$7.33	$6.37
Value at end of period	$11.50	$8.74	$8.36	$8.95	$7.33
Number of accumulation units outstanding at end of period	21	2,307	933	0	9
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.69	$11.02	$11.32	$9.14	$7.17	$10.23
Value at end of period	$17.07	$12.69	$11.02	$11.32	$9.14	$7.17
Number of accumulation units outstanding at end of period	23,476	33,180	18,883	5,874	692	97
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71	$13.15
Value at end of period	$16.72	$12.93	$11.38	$11.95	$9.60	$7.65	$12.71
Number of accumulation units outstanding at end of period	15,889	27,420	35,868	39,374	42,024	39,803	42,650
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48	$10.80
Value at end of period	$15.82	$11.56	$10.52	$10.94	$9.00	$6.96	$11.48
Number of accumulation units outstanding at end of period	1,851	1,896	1,603	1,336	1,046	673	337
NEW PERSPECTIVE FUND®
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01	$13.74
Value at end of period	$20.78	$16.52	$13.79	$15.05	$13.46	$9.87	$16.01
Number of accumulation units outstanding at end of period	4,207	12,648	13,851	13,334	14,543	10,035	8,117
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12	$16.99
Value at end of period	$28.34	$26.37	$21.99	$27.07	$21.49	$11.92	$23.12
Number of accumulation units outstanding at end of period	35,995	70,601	65,629	63,965	56,959	43,297	42,831

CFI 408

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30	$13.86
Value at end of period	$21.71	$15.52	$13.26	$13.67	$11.17	$8.20	$13.30
Number of accumulation units outstanding at end of period	13,798	14,942	15,390	15,836	12,236	10,304	11,111
PAX WORLD BALANCED FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03	$11.97
Value at end of period	$14.85	$12.87	$11.66	$11.97	$10.78	$8.96	$13.03
Number of accumulation units outstanding at end of period	2,054	2,828	4,823	4,595	8,326	7,372	5,636
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15	$10.39
Value at end of period	$13.93	$15.47	$14.34	$12.94	$12.07	$10.28	$11.15
Number of accumulation units outstanding at end of period	3,529	40,729	30,421	24,613	15,493	16,658	4,984
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$10.39
Value at end of period	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	7,447	10,385	9,388	8,380	17,040	7,573	30,123
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94	$11.67
Value at end of period	$17.80	$16.02	$13.91	$14.26	$12.18	$7.65	$11.94
Number of accumulation units outstanding at end of period	1,730	3,319	4,853	4,414	3,880	2,206	4,119
SMALLCAP WORLD FUND®
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.62	$8.77	$10.32	$8.33	$5.46	$9.55
Value at end of period	$13.63	$10.62	$8.77	$10.32	$8.33	$5.46
Number of accumulation units outstanding at end of period	994	3,484	2,676	4,479	2,806	701
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2007)
Value at beginning of period	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26	$11.15
Value at end of period	$19.22	$18.95	$16.50	$17.03	$15.24	$12.92	$12.26
Number of accumulation units outstanding at end of period	86,769	106,513	91,378	81,641	64,157	56,949	24,740
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.73	$11.17	$10.58	$9.94	$8.72	$9.96
Value at end of period	$11.41	$11.73	$11.17	$10.58	$9.94	$8.72
Number of accumulation units outstanding at end of period	8,671	11,963	9,737	11,281	9,101	5,684
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2007)
Value at beginning of period	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48	$13.11
Value at end of period	$19.50	$14.69	$12.28	$13.02	$11.68	$8.76	$14.48
Number of accumulation units outstanding at end of period	40,334	68,037	82,585	120,046	83,435	86,311	62,391
USAA PRECIOUS METALS AND MINERALS FUND
(Funds were first received in this option during May 2011)
Value at beginning of period	$7.64	$8.76	$9.77
Value at end of period	$3.68	$7.64	$8.76
Number of accumulation units outstanding at end of period	71,637	49,272	819

CFI 409

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007

WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.58
Value at end of period	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	3,173	45,717	35,324	25,065	15,734	10,463	3,405
WANGER SELECT
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70	$15.20
Value at end of period	$21.04	$15.76	$13.41	$16.42	$13.08	$7.93	$15.70
Number of accumulation units outstanding at end of period	21,265	51,052	50,053	49,239	42,810	33,603	21,195
WANGER USA
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11	$12.75
Value at end of period	$20.48	$15.43	$12.96	$13.54	$11.06	$7.84	$13.11
Number of accumulation units outstanding at end of period	5,821	20,468	21,826	24,184	20,959	16,919	14,524
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01	$12.55
Value at end of period	$17.73	$13.56	$12.15	$11.45	$10.18	$8.62	$13.01
Number of accumulation units outstanding at end of period	31,074	36,720	37,436	45,491	49,353	48,155	50,899
WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72	$14.20
Value at end of period	$20.19	$14.74	$13.09	$13.49	$11.09	$8.61	$12.72
Number of accumulation units outstanding at end of period	25,521	27,253	31,713	40,889	39,529	40,774	38,606

TABLE 48
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE DECEMBER 16, 1996
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
AMANA INCOME FUND
(Funds were first received in this option during March 2013)
Value at beginning of period	$16.04
Value at end of period	$18.85
Number of accumulation units outstanding at end of period	1,869
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.23	$7.43	$8.09	$7.71	$5.57	$10.25
Value at end of period	$11.45	$9.23	$7.43	$8.09	$7.71	$5.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	128
CALVERT VP SRI BALANCED PORTFOLIO
Value at beginning of period	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35	$20.84
Value at end of period	$31.87	$27.27	$24.91	$24.05	$21.66	$17.45	$25.65	$25.20	$23.39	$22.35
Number of accumulation units outstanding at end of period	3,963	3,782	3,677	3,675	3,604	3,789	3,454	3,043	2,963	2,919
COLUMBIASM ACORN® FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$12.10	$10.36	$10.96	$8.78	$6.35	$9.31
Value at end of period	$15.68	$12.10	$10.36	$10.96	$8.78	$6.35
Number of accumulation units outstanding at end of period	0	0	0	711	655	580

CFI 410

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.63	$9.21	$10.23
Value at end of period	$14.23	$10.63	$9.21
Number of accumulation units outstanding at end of period	311	357	1,586
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76	$12.47
Value at end of period	$20.68	$17.37	$14.71	$17.19	$15.86	$11.51	$19.55	$16.60	$13.76
Number of accumulation units outstanding at end of period	12,020	13,852	12,221	11,422	11,782	8,651	7,656	2,317	197
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51	$22.30
Value at end of period	$49.01	$37.68	$32.68	$33.85	$29.15	$21.69	$38.08	$32.70	$29.55	$25.51
Number of accumulation units outstanding at end of period	43,941	42,567	39,713	37,470	36,581	37,172	53,961	48,810	47,548	36,904
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95	$19.87
Value at end of period	$33.97	$26.76	$23.03	$23.03	$20.19	$15.65	$27.56	$27.40	$23.02	$21.95
Number of accumulation units outstanding at end of period	20,418	22,158	24,022	29,174	28,646	28,604	34,217	32,940	34,562	32,807
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61	$17.19
Value at end of period	$30.59	$22.65	$19.94	$20.09	$16.33	$12.85	$24.56	$19.53	$18.45	$17.61
Number of accumulation units outstanding at end of period	34,128	32,051	31,953	29,304	29,824	33,604	37,992	35,402	33,625	38,369
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34	$13.63
Value at end of period	$24.36	$18.86	$15.77	$19.22	$17.15	$13.68	$24.58	$21.16	$18.09	$15.34
Number of accumulation units outstanding at end of period	4,834	8,319	8,066	7,758	8,409	8,730	9,281	8,159	7,709	8,678
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86	$12.12
Value at end of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90	$17.94	$18.55	$16.01	$14.86
Number of accumulation units outstanding at end of period	5,558	5,149	5,193	7,106	5,398	4,629	4,722	4,327	3,705	4,473
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during August 2013)
Value at beginning of period	$11.68
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	2,134
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06	$10.87
Value at end of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17	$15.35	$15.96	$13.96	$13.06
Number of accumulation units outstanding at end of period	1,588	1,518	1,445	914	914	914	914	708	493	616
ING BALANCED PORTFOLIO
Value at beginning of period	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06	$24.05
Value at end of period	$37.08	$32.08	$28.50	$29.15	$25.79	$21.84	$30.66	$29.32	$26.91	$26.06
Number of accumulation units outstanding at end of period	7,460	7,752	7,902	10,241	10,886	11,756	43,686	46,227	48,380	56,053
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.50
Value at end of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58
Number of accumulation units outstanding at end of period	5,753	706	589	707	608	484	3,015	2,797	2,692	2,376
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23	$10.83
Value at end of period	$21.16	$14.80	$12.59	$12.13	$11.44	$9.62	$13.62	$12.67	$11.23
Number of accumulation units outstanding at end of period	4,658	2,803	2,044	1,747	2,124	1,487	1,176	322	49

CFI 411

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.20	$8.98	$9.18	$8.16	$6.31	$10.43	$10.67
Value at end of period	$13.48	$10.20	$8.98	$9.18	$8.16	$6.31	$10.43
Number of accumulation units outstanding at end of period	14,394	16,959	18,178	20,212	21,159	28,318	40,095
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.01	$9.62	$10.24	$8.89	$6.71	$9.74
Value at end of period	$12.37	$12.01	$9.62	$10.24	$8.89	$6.71
Number of accumulation units outstanding at end of period	2,223	1,776	2,579	2,248	1,413	2,071
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32	$10.94
Value at end of period	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Number of accumulation units outstanding at end of period	4,432	4,101	3,597	5,332	4,787	3,811	4,573	4,104
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
Value at beginning of period	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87	$16.64
Value at end of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88	$21.40	$20.74	$18.39	$17.87
Number of accumulation units outstanding at end of period	3,302	2,724	2,525	2,682	4,136	2,675	1,384	1,233	398	486
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.23	$11.17
Value at end of period	$15.57	$11.23
Number of accumulation units outstanding at end of period	157	82
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85	$11.46
Value at end of period	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13	$11.85
Number of accumulation units outstanding at end of period	886	863	833	157	758	672	454	350	219
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03	$9.89
Value at end of period	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78	$10.03
Number of accumulation units outstanding at end of period	7,976	11,877	14,824	14,455	14,260	15,739	16,158	18,643	24,536
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51	$9.69
Value at end of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89	$13.51
Number of accumulation units outstanding at end of period	31,005	36,464	30,849	30,645	29,622	28,932	30,640
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85	$19.42
Value at end of period	$35.52	$27.44	$23.93	$24.22	$21.42	$16.61	$26.88	$25.27	$22.34	$20.85
Number of accumulation units outstanding at end of period	68,058	57,768	55,857	51,247	50,761	58,482	258,548	282,823	324,582	395,518
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99	$17.34
Value at end of period	$29.63	$22.51	$19.85	$20.06	$17.77	$14.56	$23.41	$22.50	$19.83	$18.99
Number of accumulation units outstanding at end of period	17,215	21,911	21,794	23,091	27,298	30,020	37,244	40,435	37,672	37,366
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18	$16.60
Value at end of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79	$23.91	$22.88	$21.11	$19.18
Number of accumulation units outstanding at end of period	12,461	13,414	11,765	14,614	16,127	14,947	17,456	18,171	21,190	17,447

CFI 412

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00	$12.40
Value at end of period	$25.65	$18.14	$16.30	$16.58	$13.62	$11.02	$16.74	$18.02	$15.99	$15.00
Number of accumulation units outstanding at end of period	7,998	12,142	12,384	12,558	14,716	14,752	19,654	21,117	21,458	18,177
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20	$18.49
Value at end of period	$26.44	$26.73	$24.67	$23.15	$21.28	$19.26	$21.24	$20.23	$19.62	$19.20
Number of accumulation units outstanding at end of period	7,703	13,669	11,791	11,704	10,242	7,843	10,247	11,894	17,655	20,002
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.21	$6.98	$8.02	$7.51	$6.90
Value at end of period	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	9,053	8,001	7,748	7,745	7,440
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99	$10.31
Value at end of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62	$18.72	$16.66	$13.00	$11.99
Number of accumulation units outstanding at end of period	3,816	3,179	4,042	3,661	3,943	3,615	5,269	3,369	7,166	7,221
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69
Value at end of period	$19.60	$14.66	$12.47	$12.86	$11.28	$8.86	$14.08	$14.54	$12.67	$12.36
Number of accumulation units outstanding at end of period	763	758	841	1,502	1,967	2,347	5,389	5,138	5,050	5,083
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71	$9.98
Value at end of period	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96	$10.71
Number of accumulation units outstanding at end of period	19,629	17,960	17,498	17,903	19,506	22,736	44,927	43,020	33,741
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07	$10.72
Value at end of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71	$11.07
Number of accumulation units outstanding at end of period	579	579	579	579	1,162	579	1,362	47	15
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43	$11.77
Value at end of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07	$13.43
Number of accumulation units outstanding at end of period	2,300	2,670	2,831	2,730	4,353	4,535	4,536	3,528	5,302
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.83
Value at end of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14
Number of accumulation units outstanding at end of period	3,266	2,200	1,899	2,110	2,035	1,819	2,216	1,455	1,119	703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.07	$13.67	$13.99	$13.84
Value at end of period	$22.12	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	712	689	376	304
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.08	$10.33	$10.32
Value at end of period	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	11,463	12,730	12,766

CFI 413

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	37,895	36,443	39,636	2,466	1,774	1,385	1,753
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.95	$9.79	$10.02	$8.42	$6.58	$10.23
Value at end of period	$14.74	$10.95	$9.79	$10.02	$8.42	$6.58
Number of accumulation units outstanding at end of period	2,106	1,919	2,233	2,787	4,431	4,154
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.70	$14.26	$14.17	$13.02	$11.15	$9.80
Value at end of period	$18.46	$15.70	$14.26	$14.17	$13.02	$11.15
Number of accumulation units outstanding at end of period	1,212	1,550	741	649	537	393
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43	$10.59
Value at end of period	$24.05	$20.20	$18.00	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	4,481	3,703	3,142	3,067	4,268	4,027	3,630	269	1,027
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39	$9.30
Value at end of period	$24.60	$18.82	$16.64	$16.88	$13.07	$9.33	$15.10	$12.13	$11.36	$10.39
Number of accumulation units outstanding at end of period	5,978	447	302	270	1,055	1,037	403	163	136	82
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24	$14.23
Value at end of period	$15.35	$15.49	$15.63	$15.78	$15.89	$15.99	$15.72	$15.10	$14.53	$14.24
Number of accumulation units outstanding at end of period	5,001	7,320	8,054	9,541	16,735	27,162	19,425	10,286	5,770	5,128
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82	$10.66
Value at end of period	$13.94	$10.77	$9.84	$10.38	$9.02	$7.32	$11.29	$10.82
Number of accumulation units outstanding at end of period	203	179	154	129	968	872	404	2,131
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68	$10.02
Value at end of period	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65	$11.68
Number of accumulation units outstanding at end of period	78,801	83,997	80,988	83,348	87,308	90,310	141,954	137,982	139,577
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50	$10.41
Value at end of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33	$10.50
Number of accumulation units outstanding at end of period	8,303	8,044	3,214	3,621	3,786	1,485	1,764	1,626	593
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07
Value at end of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44
Number of accumulation units outstanding at end of period	9,897	17,273	15,631	17,720	15,194	6,987	9,664	9,478	3,107	2,390
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$11.21
Value at end of period	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	3,645	2,536	279	1,786	1,846	402	280

CFI 414

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.43	$14.49	$14.03	$12.56	$10.70
Value at end of period	$21.48	$16.43	$14.49	$14.03	$12.56
Number of accumulation units outstanding at end of period	441	398	398	398	480
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.52	$9.19	$9.04	$8.14	$6.91
Value at end of period	$13.75	$10.52	$9.19	$9.04	$8.14
Number of accumulation units outstanding at end of period	13,384	4,913	3,694	6,389	7,033
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.92	$13.00	$13.05	$11.85	$10.06
Value at end of period	$19.43	$14.92	$13.00	$13.05	$11.85
Number of accumulation units outstanding at end of period	328	328	735	706	403
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.75	$15.51	$16.01	$14.47
Value at end of period	$23.71	$17.75	$15.51	$16.01
Number of accumulation units outstanding at end of period	3,888	1,601	580	482
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.50	$9.92	$10.20	$8.23	$4.94
Value at end of period	$15.28	$11.50	$9.92	$10.20	$8.23
Number of accumulation units outstanding at end of period	5,723	1,464	584	491	483
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2012)
Value at beginning of period	$11.96	$11.85
Value at end of period	$16.44	$11.96
Number of accumulation units outstanding at end of period	4,220	2,786
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50	$6.87
Value at end of period	$17.08	$12.40	$10.87	$10.88	$8.30	$6.39	$9.85	$9.04	$8.10	$7.50
Number of accumulation units outstanding at end of period	5,239	98	323	403	354	327	601	753	642	471
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69	$20.03
Value at end of period	$47.82	$35.04	$30.89	$31.98	$25.96	$20.54	$30.08	$28.68	$24.79	$22.69
Number of accumulation units outstanding at end of period	6,843	6,650	6,858	8,936	9,470	9,075	11,360	10,563	9,130	9,938
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74	$10.98
Value at end of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82	$12.17	$11.74
Number of accumulation units outstanding at end of period	3,046	710	610	12,219	10,016	7,860	13,010	11,030
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93	$10.65
Value at end of period	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$12.63	$12.19	$10.93
Number of accumulation units outstanding at end of period	6,000	4,576	4,059	5,650	2,691	1,813	844	216	105
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08	$13.38
Value at end of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16	$13.08
Number of accumulation units outstanding at end of period	6,309	4,028	2,655	5,495	2,952	24	259

CFI 415

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$13.86
Value at end of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	5,432	6,011	5,128	4,019	2,577	2,225	932
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$14.26
Value at end of period	$15.19
Number of accumulation units outstanding at end of period	424
ING SOLUTION BALANCED PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.37	$9.20	$9.53	$8.53	$6.93	$6.68
Value at end of period	$11.88	$10.37	$9.20	$9.53	$8.53	$6.93
Number of accumulation units outstanding at end of period	46	480	481	480	481	46
ING SOLUTION MODERATELY CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$10.96	$9.88	$10.04	$9.12	$7.70
Value at end of period	$11.89	$10.96	$9.88	$10.04	$9.12
Number of accumulation units outstanding at end of period	0	385	385	385	384
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42	$16.29
Value at end of period	$24.42	$21.99	$19.76	$19.60	$17.82	$15.26	$20.16	$19.23	$17.92	$17.42
Number of accumulation units outstanding at end of period	11,199	10,219	8,986	1,460	1,403	1,239	919	787	643	488
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22	$16.42
Value at end of period	$26.13	$21.55	$18.92	$19.68	$17.57	$14.16	$22.36	$21.49	$19.17	$18.22
Number of accumulation units outstanding at end of period	4,769	4,436	4,417	4,566	4,822	4,895	5,219	4,908	4,464	3,854
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62	$16.14
Value at end of period	$24.82	$21.49	$19.10	$19.39	$17.48	$14.48	$21.03	$20.13	$18.28	$17.62
Number of accumulation units outstanding at end of period	4,363	3,865	3,913	3,769	3,615	3,451	3,098	3,356	4,131	2,775
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95	$10.64
Value at end of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44	$10.95
Number of accumulation units outstanding at end of period	12,906	17,346	21,765	19,646	13,609	10,316	6,015	5,450	179
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12	$9.93
Value at end of period	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02	$11.12
Number of accumulation units outstanding at end of period	64,957	69,431	67,780	86,676	83,457	94,485	134,089	130,682	122,399
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88	$12.20
Value at end of period	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	7,565	7,161	6,825	6,158	6,014	4,538	7,533	3,620	2,793	1,688
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92	$19.20
Value at end of period	$40.16	$29.11	$24.72	$25.22	$21.79	$15.39	$26.88	$24.69	$22.00	$20.92
Number of accumulation units outstanding at end of period	8,475	5,685	5,066	5,065	6,143	5,829	12,333	12,348	11,002	13,139

CFI 416

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46	$11.40
Value at end of period	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30	$12.46
Number of accumulation units outstanding at end of period	1,219	1,115	999	1,240	1,380	1,160	497	447	397
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	25,317	29,771	30,678	33,040	39,891	55,721
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08	$10.56
Value at end of period	$13.69	$10.58	$8.77	$9.39	$8.80	$6.72	$11.24	$11.08
Number of accumulation units outstanding at end of period	13	13	78	13	38	13	13	7
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.29	$11.95	$11.70
Value at end of period	$11.87	$12.29	$11.95
Number of accumulation units outstanding at end of period	904	1,739	3,972
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$36.01	$37.17
Value at end of period	$49.98	$36.01
Number of accumulation units outstanding at end of period	2,961	2,723
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43	$7.81
Value at end of period	$14.85	$11.60	$10.28	$10.39	$9.57	$7.53	$10.88	$10.16	$8.79	$8.43
Number of accumulation units outstanding at end of period	4,145	3,600	3,311	6,994	6,434	6,036	7,190	6,774	3,099	6,402
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75	$10.30
Value at end of period	$11.39	$8.67	$8.30	$8.90	$7.30	$5.33	$8.75
Number of accumulation units outstanding at end of period	46	33	18	6	0	10	10
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.60	$11.90
Value at end of period	$16.92	$12.60
Number of accumulation units outstanding at end of period	46	19
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69	$10.33
Value at end of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05	$15.07	$15.13	$13.61	$12.69
Number of accumulation units outstanding at end of period	4,148	5,387	6,744	6,669	6,355	5,576	12,129	10,843	10,084	5,587
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.39	$10.38	$10.80	$8.90	$6.89	$10.51
Value at end of period	$15.56	$11.39	$10.38	$10.80	$8.90	$6.89
Number of accumulation units outstanding at end of period	442	423	376	332	277	208
NEW PERSPECTIVE FUND®
(Funds were first received in this option during February 2006)
Value at beginning of period	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84	$13.00
Value at end of period	$21.92	$17.45	$14.59	$15.95	$14.28	$10.49	$17.04	$14.84
Number of accumulation units outstanding at end of period	2,906	1,871	1,163	1,031	1,764	1,005	1,043	947

CFI 417

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2005)
Value at beginning of period	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81	$35.59
Value at end of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54	$67.10	$50.61	$40.81
Number of accumulation units outstanding at end of period	4,719	5,252	4,579	4,767	4,808	3,810	4,405	2,848	190
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2006)
Value at beginning of period	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38	$12.29
Value at end of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Number of accumulation units outstanding at end of period	6,580	5,746	5,394	5,107	4,937	4,415	3,942	2,872
PAX WORLD BALANCED FUND
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.02	$12.86
Value at end of period	$15.00	$13.02
Number of accumulation units outstanding at end of period	329	329
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95	$11.82
Value at end of period	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$11.95
Number of accumulation units outstanding at end of period	2,494	6,543	5,794	2,928	9,721	6,776	1,692
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.60
Value at end of period	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	1,756	1,754	1,556	2,223	2,317	1,767	5,062
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58	$10.97
Value at end of period	$17.93	$16.16	$14.06	$14.43	$12.34	$7.76	$12.14	$11.58
Number of accumulation units outstanding at end of period	1,878	1,309	1,195	1,556	1,387	1,157	6,037	116
SMALLCAP WORLD FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.55	$8.73	$10.28	$8.31	$5.46	$8.91
Value at end of period	$13.51	$10.55	$8.73	$10.28	$8.31	$5.46
Number of accumulation units outstanding at end of period	1,118	400	958	893	151	49
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during June 2006)
Value at beginning of period	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55	$11.69
Value at end of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51	$13.78	$12.55
Number of accumulation units outstanding at end of period	6,960	8,501	7,586	5,186	6,107	5,262	4,803	13
THE BOND FUND OF AMERICASM
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.65	$11.11	$10.53	$9.91	$8.71	$9.87
Value at end of period	$11.31	$11.65	$11.11	$10.53	$9.91	$8.71
Number of accumulation units outstanding at end of period	1,362	3,767	3,226	3,319	3,313	668
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during January 2006)
Value at beginning of period	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47	$12.73
Value at end of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93	$14.80	$13.47
Number of accumulation units outstanding at end of period	35,576	32,612	30,541	31,230	29,892	23,952	21,399	10,085

CFI 418

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.70
Value at end of period	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	1,686	865	2,283	2,647	2,218	772	322
WANGER SELECT
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83	$12.96
Value at end of period	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Number of accumulation units outstanding at end of period	1,889	1,444	1,094	2,766	2,127	2,711	2,307	1,766
WANGER USA
(Funds were first received in this option during January 2006)
Value at beginning of period	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66	$13.04
Value at end of period	$22.07	$16.66	$14.01	$14.66	$12.00	$8.52	$14.25	$13.66
Number of accumulation units outstanding at end of period	574	549	540	496	434	387	1,584	1,396
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during February 2006)
Value at beginning of period	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98	$11.39
Value at end of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84	$13.36	$12.98
Number of accumulation units outstanding at end of period	8,011	9,785	6,138	5,019	7,229	4,706	3,766	926

TABLE 49
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% EFFECTIVE MARCH 20, 2008
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008

AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$12.66
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	11
ARIEL FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$13.50
Value at end of period	$17.34
Number of accumulation units outstanding at end of period	4
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.23	$7.43	$8.09	$7.71	$7.56
Value at end of period	$11.45	$9.23	$7.43	$8.09	$7.71
Number of accumulation units outstanding at end of period	1,136	1,107	1,072	1,035	718
COHEN & STEERS REALTY SHARES, INC.
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.67
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	11

CFI 419

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62	$8.45	$8.98	$7.80	$7.49
Value at end of period	$12.47	$9.62	$8.45	$8.98	$7.80
Number of accumulation units outstanding at end of period	801	754	730	707	965
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.63	$9.21	$9.72	$9.27
Value at end of period	$14.23	$10.63	$9.21	$9.72
Number of accumulation units outstanding at end of period	5,044	5,043	5,584	5,581
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.37	$16.38
Value at end of period	$20.68	$17.37
Number of accumulation units outstanding at end of period	289	95
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$37.75	$32.73	$33.90	$29.20	$21.72	$33.46
Value at end of period	$49.09	$37.75	$32.73	$33.90	$29.20	$21.72
Number of accumulation units outstanding at end of period	5,900	5,905	5,440	5,093	7,293	1,958
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$26.81	$23.07	$23.07	$20.22	$19.61
Value at end of period	$34.03	$26.81	$23.07	$23.07	$20.22
Number of accumulation units outstanding at end of period	2,073	2,073	2,295	2,294	2,249
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$22.69	$19.97	$20.12	$18.23
Value at end of period	$30.64	$22.69	$19.97	$20.12
Number of accumulation units outstanding at end of period	3,323	3,283	3,579	3,550
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.62	$18.44	$19.34	$15.23	$11.90	$17.00
Value at end of period	$29.18	$21.62	$18.44	$19.34	$15.23	$11.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	17
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.27	$8.85	$9.11	$8.07	$6.10
Value at end of period	$13.38	$10.27	$8.85	$9.11	$8.07
Number of accumulation units outstanding at end of period	714	330	320	309	466
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$20.05	$17.40	$18.14	$15.01	$11.17	$10.65
Value at end of period	$26.09	$20.05	$17.40	$18.14	$15.01	$11.17
Number of accumulation units outstanding at end of period	460	717	710	702	473	330
ING BALANCED PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$32.13	$28.54	$29.20	$25.83	$21.87	$28.70
Value at end of period	$37.14	$32.13	$28.54	$29.20	$25.83	$21.87
Number of accumulation units outstanding at end of period	97	66	33	12	9	9

CFI 420

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.81	$18.40	$18.17	$14.50	$10.83	$15.99
Value at end of period	$29.99	$21.81	$18.40	$18.17	$14.50	$10.83
Number of accumulation units outstanding at end of period	1,152	1,096	997	1,115	1,011	1,180
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$12.01	$11.54
Value at end of period	$12.37	$12.01
Number of accumulation units outstanding at end of period	25	4
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$19.57	$17.60	$18.64	$16.80	$12.88	$19.45
Value at end of period	$26.12	$19.57	$17.60	$18.64	$16.80	$12.88
Number of accumulation units outstanding at end of period	864	864	863	816	760	1,343
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.75	$13.80	$13.43	$11.70	$9.72	$11.75
Value at end of period	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72
Number of accumulation units outstanding at end of period	2,909	3,144	3,410	4,288	4,121	3,332
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.22	$11.66	$12.95	$10.75	$7.89	$12.36
Value at end of period	$12.62	$11.22	$11.66	$12.95	$10.75	$7.89
Number of accumulation units outstanding at end of period	894	1,333	1,295	1,535	1,274	1,055
ING GNMA INCOME FUND
(Funds were first received in this option during March 2012)
Value at beginning of period	$11.10	$10.92
Value at end of period	$10.79	$11.10
Number of accumulation units outstanding at end of period	166	139
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$27.49	$23.97	$24.26	$21.46	$16.63	$23.95
Value at end of period	$35.57	$27.49	$23.97	$24.26	$21.46	$16.63
Number of accumulation units outstanding at end of period	487	1,670	1,650	1,456	1,456	1,456
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$26.60	$22.82	$23.30	$19.30	$14.79	$21.22
Value at end of period	$35.45	$26.60	$22.82	$23.30	$19.30	$14.79
Number of accumulation units outstanding at end of period	0	0	0	1,230	590	425
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2012)
Value at beginning of period	$26.77	$26.80
Value at end of period	$26.49	$26.77
Number of accumulation units outstanding at end of period	100	6
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.51	$11.44	$13.58	$13.37	$10.62	$16.44
Value at end of period	$16.22	$13.51	$11.44	$13.58	$13.37	$10.62
Number of accumulation units outstanding at end of period	1,969	1,754	1,023	1,162	912	653

CFI 421

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.78	$12.33	$12.59	$11.32	$9.31	$11.57
Value at end of period	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	26
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.05	$11.50	$11.87	$10.65	$8.67	$11.73
Value at end of period	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67
Number of accumulation units outstanding at end of period	0	0	0	66	66	106
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$23.14	$19.61	$24.22	$20.33	$11.96	$20.80
Value at end of period	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96
Number of accumulation units outstanding at end of period	2,501	2,766	2,918	2,891	2,992	512
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.43	$18.03	$17.87	$14.67	$11.79	$16.24
Value at end of period	$27.92	$21.43	$18.03	$17.87	$14.67	$11.79
Number of accumulation units outstanding at end of period	772	984	955	1,142	1,032	1,212
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$12.08	$11.63
Value at end of period	$15.68	$12.08
Number of accumulation units outstanding at end of period	686	281
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.75	$8.58	$8.37	$7.07	$6.34	$8.63
Value at end of period	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34
Number of accumulation units outstanding at end of period	871	713	713	0	187	187
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$20.20	$18.00	$17.08	$15.17	$11.53	$16.52
Value at end of period	$24.05	$20.20	$18.00	$17.08	$15.17	$11.53
Number of accumulation units outstanding at end of period	1,058	1,058	1,058	1,009	947	875
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.82	$16.64	$16.88	$13.60
Value at end of period	$24.60	$18.82	$16.64	$16.88
Number of accumulation units outstanding at end of period	732	509	365	354
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.52	$15.66	$15.81	$15.92	$16.02	$15.86
Value at end of period	$15.37	$15.52	$15.66	$15.81	$15.92	$16.02
Number of accumulation units outstanding at end of period	281	211	129	713	2,323	20,037
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.86	$12.32	$13.54	$11.78	$8.52	$12.60
Value at end of period	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52
Number of accumulation units outstanding at end of period	222	207	507	507	507	611

CFI 422

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.34	$15.35	$14.84	$13.11	$8.86	$11.18
Value at end of period	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86
Number of accumulation units outstanding at end of period	1,509	1,450	1,513	1,474	1,043	102
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.58	$15.52	$15.17	$14.24	$12.76	$13.26
Value at end of period	$16.12	$16.58	$15.52	$15.17	$14.24	$12.76
Number of accumulation units outstanding at end of period	2,289	2,928	2,840	2,730	1,876	1,601
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$18.49
Value at end of period	$19.15
Number of accumulation units outstanding at end of period	3
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2013)
Value at beginning of period	$13.48
Value at end of period	$17.08
Number of accumulation units outstanding at end of period	87
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$35.04	$30.89	$31.98	$27.09
Value at end of period	$47.82	$35.04	$30.89	$31.98
Number of accumulation units outstanding at end of period	14	13	4	2
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.78	$11.57	$11.77	$10.68	$8.82	$11.60
Value at end of period	$13.81	$12.78	$11.57	$11.77	$10.68	$8.82
Number of accumulation units outstanding at end of period	601	601	601	601	43	43
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.68	$11.12	$11.77	$10.37	$8.16	$11.85
Value at end of period	$15.11	$12.68	$11.12	$11.77	$10.37	$8.16
Number of accumulation units outstanding at end of period	3,656	3,369	3,155	2,535	1,788	1,187
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$12.67	$11.08	$11.79	$10.34	$8.04	$12.04
Value at end of period	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04
Number of accumulation units outstanding at end of period	368	348	294	238	174	98
ING SOLUTION 2055 PORTFOLIO
(Funds were first received in this option during October 2013)
Value at beginning of period	$14.67
Value at end of period	$15.19
Number of accumulation units outstanding at end of period	857
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.59	$18.95	$19.71	$17.60	$14.19	$20.34
Value at end of period	$26.18	$21.59	$18.95	$19.71	$17.60	$14.19
Number of accumulation units outstanding at end of period	331	331	331	331	619	619

CFI 423

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.53	$19.13	$19.43	$17.51	$14.50	$19.49
Value at end of period	$24.86	$21.53	$19.13	$19.43	$17.51	$14.50
Number of accumulation units outstanding at end of period	289	289	289	289	631	631
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.91	$14.03	$13.77	$12.19	$9.24	$12.34
Value at end of period	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24
Number of accumulation units outstanding at end of period	575	887	876	864	644	455
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.40	$13.39	$14.04	$11.03	$7.60	$11.83
Value at end of period	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60
Number of accumulation units outstanding at end of period	236	235	17	8	0	25
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$17.61	$15.17	$15.45	$13.57	$10.96	$15.93
Value at end of period	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96
Number of accumulation units outstanding at end of period	1,083	979	698	1,371	1,210	954
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$29.16	$24.76	$25.27	$21.83	$15.41	$23.31
Value at end of period	$40.23	$29.16	$24.76	$25.27	$21.83	$15.41
Number of accumulation units outstanding at end of period	205	205	205	205	205	205
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.34	$13.33
Value at end of period	$16.24	$14.34
Number of accumulation units outstanding at end of period	125	104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during March 2012)
Value at beginning of period	$9.13	$8.48
Value at end of period	$10.87	$9.13
Number of accumulation units outstanding at end of period	34	13
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$11.87
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	83
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$9.99
Value at end of period	$11.39
Number of accumulation units outstanding at end of period	12
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during May 2013)
Value at beginning of period	$14.45
Value at end of period	$16.92
Number of accumulation units outstanding at end of period	8

CFI 424

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008

LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.22	$13.41	$14.11	$11.35	$9.05	$12.96
Value at end of period	$19.64	$15.22	$13.41	$14.11	$11.35	$9.05
Number of accumulation units outstanding at end of period	360	360	360	360	1,031	1,147
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$75.96	$63.46	$78.22	$62.18	$34.54	$58.33
Value at end of period	$81.53	$75.96	$63.46	$78.22	$62.18	$34.54
Number of accumulation units outstanding at end of period	1,263	1,272	1,344	1,343	1,292	40
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.17	$12.98	$13.40	$10.96	$8.06	$11.80
Value at end of period	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06
Number of accumulation units outstanding at end of period	23	23	23	23	23	23
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2012)
Value at beginning of period	$16.46	$16.43
Value at end of period	$14.80	$16.46
Number of accumulation units outstanding at end of period	44	7
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during March 2008)
Value at beginning of period	$21.15	$18.44	$19.06	$17.08	$14.51	$14.68
Value at end of period	$21.41	$21.15	$18.44	$19.06	$17.08	$14.51
Number of accumulation units outstanding at end of period	2,411	2,705	2,831	2,827	2,399	828
THE BOND FUND OF AMERICASM
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.65	$11.11	$10.53	$10.22
Value at end of period	$11.31	$11.65	$11.11	$10.53
Number of accumulation units outstanding at end of period	159	157	41	17
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.89	$12.47	$13.24	$11.90	$8.93	$13.48
Value at end of period	$19.74	$14.89	$12.47	$13.24	$11.90	$8.93
Number of accumulation units outstanding at end of period	1,392	1,286	1,286	1,219	1,140	1,049
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.82	$12.40	$11.70	$10.43	$8.84	$11.93
Value at end of period	$18.05	$13.82	$12.40	$11.70	$10.43	$8.84
Number of accumulation units outstanding at end of period	734	644	517	379	251	104

CFI 425

Condensed Financial Information (continued)

TABLE 50
FOR DEFERRED COMPENSATION CONTRACTS WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
AMANA GROWTH FUND
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.95	$13.61	$14.29
Value at end of period	$18.13	$14.95	$13.61
Number of accumulation units outstanding at end of period	1,119	2,901	2,072
AMANA INCOME FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.51	$13.40	$13.31	$12.30
Value at end of period	$18.58	$14.51	$13.40	$13.31
Number of accumulation units outstanding at end of period	6,112	3,355	1,729	181
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.10	$12.43	$11.14	$10.80
Value at end of period	$11.76	$13.10	$12.43	$11.14
Number of accumulation units outstanding at end of period	36,760	51,642	9,300	2,104
ARIEL FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$12.01	$10.10	$12.13
Value at end of period	$17.15	$12.01	$10.10
Number of accumulation units outstanding at end of period	476	454	473
ARTISAN INTERNATIONAL FUND
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.11	$7.35	$8.03	$7.68	$6.93
Value at end of period	$11.26	$9.11	$7.35	$8.03	$7.68
Number of accumulation units outstanding at end of period	1,314	2,022	304	110	85
ASTON/FAIRPOINTE MID CAP FUND
(Funds were first received in this option during February 2011)
Value at beginning of period	$12.43	$10.81	$12.42
Value at end of period	$17.74	$12.43	$10.81
Number of accumulation units outstanding at end of period	2,862	1,328	1,156
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.16	$15.35	$15.98
Value at end of period	$22.59	$17.16	$15.35
Number of accumulation units outstanding at end of period	1,208	404	146
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12	$11.51
Value at end of period	$15.01	$12.88	$11.80	$11.43	$10.32	$8.34	$12.30	$12.12
Number of accumulation units outstanding at end of period	717	734	737	749	762	842	802	798
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
(Funds were first received in this option during July 2011)
Value at beginning of period	$9.48	$8.35	$9.21
Value at end of period	$12.26	$9.48	$8.35
Number of accumulation units outstanding at end of period	26	26	26

CFI 426

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
COLUMBIA MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.48	$9.11	$10.12
Value at end of period	$13.99	$10.48	$9.11
Number of accumulation units outstanding at end of period	495	562	36
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26	$12.98
Value at end of period	$20.92	$17.63	$14.97	$17.55	$16.25	$11.82	$20.14	$17.16	$14.26
Number of accumulation units outstanding at end of period	17,513	16,790	14,572	12,398	9,931	12,699	6,633	2,755	151
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20	$11.38
Value at end of period	$21.38	$16.49	$14.34	$14.90	$12.87	$9.60	$16.91	$14.57	$13.20
Number of accumulation units outstanding at end of period	37,565	33,988	29,978	28,152	29,512	32,250	27,536	13,316	2,790
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81	$11.60
Value at end of period	$17.02	$13.45	$11.61	$11.64	$10.24	$7.96	$14.05	$14.02	$11.81
Number of accumulation units outstanding at end of period	8,313	6,797	5,784	4,901	2,620	1,748	1,341	356	234
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17	$10.18
Value at end of period	$18.08	$13.42	$11.85	$11.98	$9.77	$7.71	$14.78	$11.78	$11.17
Number of accumulation units outstanding at end of period	3,735	4,211	3,863	3,439	3,903	4,448	4,374	3,715	677
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2005)
Value at beginning of period	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30	$13.02
Value at end of period	$23.66	$17.58	$15.04	$15.82	$12.49	$9.80	$14.81	$15.36	$13.30
Number of accumulation units outstanding at end of period	1,829	1,039	1,971	1,534	1,674	820	730	175	121
FUNDAMENTAL INVESTORSSM
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.13	$8.76	$9.04	$8.03	$6.10	$8.59
Value at end of period	$13.15	$10.13	$8.76	$9.04	$8.03	$6.10
Number of accumulation units outstanding at end of period	5,256	3,854	2,893	2,629	2,072	158
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30	$13.10
Value at end of period	$22.90	$17.65	$15.36	$16.06	$13.33	$9.95	$13.71	$14.30
Number of accumulation units outstanding at end of period	4,331	3,952	3,487	2,605	734	571	524	234
ING BALANCED PORTFOLIO
(Funds were first received in this option during 2009)
Value at beginning of period	$13.24	$11.80	$12.10	$10.74	$9.12
Value at end of period	$15.26	$13.24	$11.80	$12.10	$10.74
Number of accumulation units outstanding at end of period	141	315	315	235	120
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88	$12.62
Value at end of period	$24.32	$17.74	$15.01	$14.87	$11.90	$8.91	$15.36	$14.66	$12.88
Number of accumulation units outstanding at end of period	1,127	657	759	554	659	1,129	1,330	955	411

CFI 427

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60	$11.50
Value at end of period	$20.62	$14.47	$12.34	$11.92	$11.29	$9.52	$13.51	$12.60
Number of accumulation units outstanding at end of period	545	356	2,458	24	524	335	335	335
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.03	$8.85	$9.08	$8.09	$6.41
Value at end of period	$13.21	$10.03	$8.85	$9.08	$8.09
Number of accumulation units outstanding at end of period	630	640	4,444	203	107
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	1,140	4,072	993	569	486	508
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.91
Value at end of period	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	5,899	6,822	4,538	3,910	5,811	5,273	4,190
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68	$11.74
Value at end of period	$15.64	$11.76	$10.60	$11.26	$10.18	$7.83	$13.05	$12.68
Number of accumulation units outstanding at end of period	893	713	546	22	45	317	322	66
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.00	$9.76	$9.32
Value at end of period	$15.21	$11.00	$9.76
Number of accumulation units outstanding at end of period	122	122	94
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$15.31
Value at end of period	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	1,557	1,608	1,438	3,488	2,409	653	482
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46	$9.68
Value at end of period	$12.36	$11.01	$11.48	$12.79	$10.65	$7.84	$13.46
Number of accumulation units outstanding at end of period	20,146	19,475	17,496	15,162	15,161	14,454	9,843
ING GNMA INCOME FUND
(Funds were first received in this option during March 2013)
Value at beginning of period	$10.99
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	29
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71	$11.37
Value at end of period	$18.18	$14.09	$12.32	$12.51	$11.10	$8.63	$14.01	$13.21	$11.71
Number of accumulation units outstanding at end of period	8,428	5,883	5,548	5,458	5,313	4,115	2,734	2,407	154

CFI 428

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62	$10.88
Value at end of period	$16.95	$12.91	$11.42	$11.58	$10.29	$8.45	$13.64	$13.15	$11.62
Number of accumulation units outstanding at end of period	6,383	8,198	8,825	9,867	9,483	11,013	12,441	7,394	2,203
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$12.88	$12.85	$11.53
Value at end of period	$21.06	$15.85	$13.64	$13.97	$11.60	$8.92	$14.47	$13.88	$12.85
Number of accumulation units outstanding at end of period	7,482	8,076	8,395	8,394	8,118	7,354	10,749	6,754	2,003
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.60	$12.98	$11.94
Value at end of period	$20.33	$14.43	$13.00	$13.26	$10.93	$8.86	$13.51	$14.59	$12.98
Number of accumulation units outstanding at end of period	5,447	6,371	6,814	7,037	6,195	5,465	8,768	6,012	1,797
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67	$10.58
Value at end of period	$14.04	$14.24	$13.18	$12.41	$11.44	$10.38	$11.49	$10.97	$10.67
Number of accumulation units outstanding at end of period	50,235	50,490	30,287	8,328	8,043	7,379	8,986	3,404	1,770
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.09	$6.90	$7.96	$7.47	$6.88
Value at end of period	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	6	320	320	345	320
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.09	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86	$12.37
Value at end of period	$15.67	$13.09	$11.12	$13.24	$13.08	$10.41	$18.42	$16.44	$12.86
Number of accumulation units outstanding at end of period	368	461	519	624	1,020	1,308	3,121	904	339
ING INVESCO COMSTOCK PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85	$11.55
Value at end of period	$17.90	$13.42	$11.46	$11.85	$10.42	$8.21	$13.08	$13.56	$11.85
Number of accumulation units outstanding at end of period	5,547	5,741	5,917	5,358	5,583	4,095	3,953	2,285	867
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$10.42
Value at end of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	394	0	0	0	0	0	616	80	80
ING INVESCO GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65	$11.56
Value at end of period	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Number of accumulation units outstanding at end of period	1,125	1,198	1,411	954	1,806	2,979	1,573	310
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$18.01
Value at end of period	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	2,096	1,345	475	1,767	920	689	687

CFI 429

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58	$15.87
Value at end of period	$22.50	$17.32	$14.61	$14.53	$11.96	$9.64	$14.58
Number of accumulation units outstanding at end of period	1,979	1,556	1,087	539	257	1,237	641
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.71	$13.40	$13.75	$10.99	$8.74	$12.01
Value at end of period	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74
Number of accumulation units outstanding at end of period	156	135	135	0	0	1,126
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.01	$11.48
Value at end of period	$15.53	$12.01
Number of accumulation units outstanding at end of period	6,174	3,939
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	12,622	11,919	13,419	10,244	8,760	9,979	7,901
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.79	$9.68	$9.94	$8.38	$6.56	$10.23
Value at end of period	$14.48	$10.79	$9.68	$9.94	$8.38	$6.56
Number of accumulation units outstanding at end of period	1,007	1,007	2,105	0	113	113
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$13.74	$12.51	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34	$11.03
Value at end of period	$16.10	$13.74	$12.51	$12.47	$11.49	$9.87	$12.87	$12.53	$11.34
Number of accumulation units outstanding at end of period	1,675	1,968	1,969	3,318	3,351	2,046	1,847	1,640	3,189
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74	$11.87
Value at end of period	$23.43	$19.74	$17.64	$16.79	$14.96	$11.41	$18.54	$14.74
Number of accumulation units outstanding at end of period	555	529	367	824	1,301	1,626	1,426	499
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$20.20	$17.91	$18.23	$14.16	$10.14	$14.88
Value at end of period	$26.32	$20.20	$17.91	$18.23	$14.16	$10.14
Number of accumulation units outstanding at end of period	5,230	4,343	2,274	967	423	715
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18	$10.01
Value at end of period	$10.49	$10.62	$10.75	$10.89	$11.00	$11.10	$10.95	$10.54	$10.18
Number of accumulation units outstanding at end of period	156,879	141,928	175,309	192,718	204,298	273,075	232,053	83,342	13,175
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$11.17
Value at end of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	1,230	1,487	1,488	1,362	1,204	997	856

CFI 430

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.49
Value at end of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	5,784	5,724	6,196	6,666	6,395	5,013	5,231	3,668	550
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28	$11.16
Value at end of period	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Number of accumulation units outstanding at end of period	6,643	6,723	7,825	7,142	826	1,461	702	110
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.77	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52	$10.56
Value at end of period	$14.31	$14.77	$13.86	$13.59	$12.79	$11.50	$11.67	$10.80	$10.52
Number of accumulation units outstanding at end of period	6,778	8,135	7,419	9,372	3,412	4,007	2,928	1,440	213
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$16.87	$14.70	$14.99	$12.75	$8.65
Value at end of period	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	2,050	1,720	1,148	619	286
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.37	$9.09	$8.97	$8.10	$6.63	$8.37
Value at end of period	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	747	3,202	2,870	2,775	2,745	2,745
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.55	$15.39	$15.93	$13.11
Value at end of period	$23.38	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	196	196	195	13
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.34	$9.81	$10.12	$8.18	$5.91	$9.22
Value at end of period	$15.03	$11.34	$9.81	$10.12	$8.18	$5.91
Number of accumulation units outstanding at end of period	1,999	1,566	1,258	998	771	355
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.79	$10.29	$10.85	$8.69	$6.95	$9.49
Value at end of period	$16.16	$11.79	$10.29	$10.85	$8.69	$6.95
Number of accumulation units outstanding at end of period	1,953	1,275	956	598	466	294
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30	$15.09
Value at end of period	$26.06	$18.97	$16.68	$16.75	$12.81	$9.90	$15.30
Number of accumulation units outstanding at end of period	3,213	2,429	1,768	3,056	132	0	337
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87	$13.90
Value at end of period	$24.28	$17.85	$15.78	$16.39	$13.34	$10.59	$15.55	$14.87
Number of accumulation units outstanding at end of period	2,245	1,912	3,272	3,074	3,250	1,907	293	92

CFI 431

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$12.18
Value at end of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07
Number of accumulation units outstanding at end of period	6,069	11,592	11,195	10,407	7,272	763	763
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$12.25	$10.93	$11.43	$9.83
Value at end of period	$14.07	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	1,008	474	475	1,871
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.39	$10.90	$10.82
Value at end of period	$14.73	$12.39	$10.90
Number of accumulation units outstanding at end of period	572	14	14
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$12.38	$11.90
Value at end of period	$15.10	$12.38
Number of accumulation units outstanding at end of period	133	98
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Value at end of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34
Number of accumulation units outstanding at end of period	94	94	298	428	428	428
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$13.39	$12.07	$12.01	$10.95	$9.40
Value at end of period	$14.82	$13.39	$12.07	$12.01	$10.95
Number of accumulation units outstanding at end of period	855	678	483	2,103	58
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82	$13.96
Value at end of period	$15.86	$13.12	$11.55	$12.05	$10.79	$8.73	$13.82
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	797
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93	$10.67
Value at end of period	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38	$10.93
Number of accumulation units outstanding at end of period	94,859	80,648	68,491	70,888	80,109	73,734	74,238	31,061	3,399
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$12.51
Value at end of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	1,247	1,081	2,729	1,159	1,142	1,461	186
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78	$11.73
Value at end of period	$18.21	$14.22	$12.28	$12.55	$11.05	$8.95	$14.10	$13.85	$11.78
Number of accumulation units outstanding at end of period	15,495	12,030	10,941	8,319	7,996	4,172	6,826	3,426	569

CFI 432

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71	$10.54
Value at end of period	$20.86	$15.17	$12.92	$13.22	$11.46	$8.12	$14.22	$13.10	$11.71
Number of accumulation units outstanding at end of period	5,914	5,267	4,710	3,314	2,957	3,182	3,090	1,793	764
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22	$13.89
Value at end of period	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	306	288	573	492	371	227	178	26
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	9,194	9,621	1,476	1,695	950	138
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$10.37	$8.63	$8.77
Value at end of period	$13.38	$10.37	$8.63
Number of accumulation units outstanding at end of period	330	330	250
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.12	$11.82	$11.16	$10.65	$10.02
Value at end of period	$11.67	$12.12	$11.82	$11.16	$10.65
Number of accumulation units outstanding at end of period	339	78	295	3,195	461
ING U.S. STOCK INDEX PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13	$11.92
Value at end of period	$17.96	$13.77	$12.04	$11.98	$10.57	$8.48	$13.66	$13.13
Number of accumulation units outstanding at end of period	1,257	1,388	1,479	1,519	1,536	1,579	1,432	1,514
LAZARD U.S. MID CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.52	$8.19	$8.80	$7.24	$5.30	$8.28
Value at end of period	$11.16	$8.52	$8.19	$8.80	$7.24	$5.30
Number of accumulation units outstanding at end of period	0	0	0	0	2,275	1,539
LOOMIS SAYLES SMALL CAP VALUE FUND
(Funds were first received in this option during October 2011)
Value at beginning of period	$12.43	$10.84	$10.27
Value at end of period	$16.64	$12.43	$10.84
Number of accumulation units outstanding at end of period	348	281	14
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93	$12.58
Value at end of period	$18.22	$14.16	$12.52	$13.20	$10.66	$8.52	$14.23	$14.33	$12.93
Number of accumulation units outstanding at end of period	528	840	758	669	590	2,100	2,542	1,533	1,172
NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND®
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33	$11.42
Value at end of period	$15.21	$11.16	$10.20	$10.65	$8.80	$6.84	$11.33
Number of accumulation units outstanding at end of period	0	0	212	0	0	0	445

CFI 433

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
NEW PERSPECTIVE FUND®
(Funds were first received in this option during April 2005)
Value at beginning of period	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78	$10.98
Value at end of period	$21.88	$17.48	$14.65	$16.06	$14.43	$10.63	$17.32	$15.13	$12.78
Number of accumulation units outstanding at end of period	582	352	612	1,605	4,724	4,142	2,815	376	159
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during April 2005)
Value at beginning of period	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05	$14.34
Value at end of period	$39.11	$36.55	$30.62	$37.86	$30.19	$16.82	$32.77	$24.79	$20.05
Number of accumulation units outstanding at end of period	5,507	5,573	4,872	4,772	5,025	3,027	2,772	1,954	733
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32	$12.90
Value at end of period	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Number of accumulation units outstanding at end of period	4,697	330	655	573	445	405	265	28
PAX WORLD BALANCED FUND
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76	$11.68
Value at end of period	$15.41	$13.41	$12.20	$12.59	$11.39	$9.51	$13.89	$12.86	$11.76
Number of accumulation units outstanding at end of period	1,913	4,103	7,379	7,375	7,812	8,284	2,044	2,148	291
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66	$10.42
Value at end of period	$14.09	$15.72	$14.64	$13.27	$12.43	$10.64	$11.59	$10.61	$10.66
Number of accumulation units outstanding at end of period	3,539	5,921	4,911	6,015	5,498	2,895	2,334	1,536	527
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.79
Value at end of period	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	1,268	1,374	1,573	1,508	3,271	1,687	213
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40	$11.96
Value at end of period	$18.00	$16.27	$14.19	$14.61	$12.54	$7.91	$12.40
Number of accumulation units outstanding at end of period	332	142	147	201	615	805	494
SMALLCAP WORLD FUND®
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.40	$8.63	$10.20	$8.27	$5.56
Value at end of period	$13.29	$10.40	$8.63	$10.20	$8.27
Number of accumulation units outstanding at end of period	8	192	192	144	70
TEMPLETON GLOBAL BOND FUND
(Funds were first received in this option during January 2006)
Value at beginning of period	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65	$11.58
Value at end of period	$21.14	$20.94	$18.31	$18.99	$17.06	$14.54	$13.85	$12.65
Number of accumulation units outstanding at end of period	16,260	19,447	18,742	15,016	13,970	15,691	5,250	820
THE BOND FUND OF AMERICASM
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.49	$10.99	$10.45	$9.87	$8.73
Value at end of period	$11.12	$11.49	$10.99	$10.45	$9.87
Number of accumulation units outstanding at end of period	3,635	3,976	3,939	346	156

CFI 434

	Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2005)
Value at beginning of period	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54	$10.81
Value at end of period	$19.70	$14.91	$12.52	$13.33	$12.02	$9.05	$15.03	$13.73	$12.54
Number of accumulation units outstanding at end of period	13,941	12,714	15,884	14,598	12,135	10,182	8,092	5,971	1,196
WANGER INTERNATIONAL
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.54
Value at end of period	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	1,395	1,500	1,472	1,068	679	826	140
WANGER SELECT
(Funds were first received in this option during July 2006)
Value at beginning of period	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18	$12.90
Value at end of period	$21.38	$16.09	$13.75	$16.92	$13.53	$8.25	$16.39	$15.18
Number of accumulation units outstanding at end of period	3,188	3,249	4,470	4,320	2,936	1,423	1,707	809
WANGER USA
(Funds were first received in this option during August 2005)
Value at beginning of period	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93	$12.50
Value at end of period	$21.81	$16.51	$13.93	$14.61	$12.00	$8.54	$14.34	$13.78	$12.93
Number of accumulation units outstanding at end of period	2,997	2,734	2,564	1,925	1,695	1,746	2,632	1,762	913
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29	$10.75
Value at end of period	$17.91	$13.76	$12.38	$11.72	$10.47	$8.91	$13.50	$13.15	$11.29
Number of accumulation units outstanding at end of period	12,872	10,266	10,349	9,038	7,601	7,367	7,605	1,779	1,274

TABLE 51
FOR DEFERRED COMPENSATION CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011

ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.99	$16.08	$16.15
Value at end of period	$15.89	$15.99	$16.08
Number of accumulation units outstanding at end of period	28	28	28

TABLE 52
FOR CONTRACTS ISSUED TO PENNSYLVANIA ARP WITH DIFFERING TOTAL SEPARATE ACCOUNT CHARGES
(Selected data for accumulation units outstanding throughout each period)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during July 2012)
Value at beginning of period	$17.54	$15.70
Value at end of period	$23.23	$17.54
Number of accumulation units outstanding at end of period	325	37,744

CFI 435

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.57	$15.67	$18.26	$16.80	$12.16	$17.95
Value at end of period	$22.17	$18.57	$15.67	$18.26	$16.80	$12.16
Number of accumulation units outstanding at end of period	120	16,279	26,203	7,109	2,093
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17	$11.50
Value at end of period	$25.99	$19.93	$17.23	$17.79	$15.28	$11.33	$19.84	$16.98	$15.30	$13.17
Number of accumulation units outstanding at end of period	796	130,908	124,244	115,986	118,813	103,341	84,797	66,268	36,587	18,405
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69	$14.03
Value at end of period	$18.60	$14.61	$12.54	$12.50	$10.92	$8.44	$14.82	$14.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	132
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50	$9.27
Value at end of period	$16.95	$12.51	$10.98	$11.03	$8.94	$7.02	$13.36	$10.60	$9.98	$9.50
Number of accumulation units outstanding at end of period	0	85	66	18	18	0	3,249	2,957	6,815	3,972
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96	$15.70
Value at end of period	$19.95	$15.40	$12.83	$15.59	$13.88	$11.04	$19.77	$16.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	177
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09	$12.28
Value at end of period	$30.44	$22.49	$19.12	$20.00	$15.70	$12.23	$18.38	$18.95	$16.31	$15.09
Number of accumulation units outstanding at end of period	212	42,711	49,952	47,308	51,227	42,902	34,672	27,856	17,772	11,968
ING BALANCED PORTFOLIO
Value at beginning of period	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64	$10.74
Value at end of period	$17.01	$14.67	$12.99	$13.25	$11.69	$9.87	$13.82	$13.17	$12.05	$11.64
Number of accumulation units outstanding at end of period	0	0	0	5	5	0	4,060	3,240	2,334	776
ING BARON GROWTH PORTFOLIO
Value at beginning of period	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84	$11.65
Value at end of period	$31.68	$22.91	$19.25	$18.95	$15.08	$11.23	$19.24	$18.22	$15.87	$14.84
Number of accumulation units outstanding at end of period	144	29,291	25,482	26,229	25,035	19,813	14,632	10,483	6,333	3,430
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.38	$9.11	$9.29	$8.23	$6.34	$10.45	$10.67
Value at end of period	$13.76	$10.38	$9.11	$9.29	$8.23	$6.34	$10.45
Number of accumulation units outstanding at end of period	0	62	26	0	0	0	2,583
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.22	$11.51	$10.58	$8.35
Value at end of period	$13.40	$13.22	$11.51	$10.58
Number of accumulation units outstanding at end of period	59	38,060	22,569	17,167
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06	$9.90
Value at end of period	$14.40	$15.10	$14.08	$13.67	$11.88	$9.83	$11.71	$10.84	$10.06
Number of accumulation units outstanding at end of period	217	51,284	53,122	43,178	49,818	50,046	32,830	16,375	5,153

CFI 436

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67	$9.74
Value at end of period	$17.10	$12.95	$11.39	$11.47	$10.13	$8.28	$13.27	$12.71	$11.17	$10.67
Number of accumulation units outstanding at end of period	0	0	9,587	8,036	7,701	5,587	4,516	7,331	5,166	5,766
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62	$11.76
Value at end of period	$25.87	$19.35	$16.55	$16.85	$13.91	$10.63	$17.14	$16.35	$15.04	$13.62
Number of accumulation units outstanding at end of period	0	0	13,601	10,464	10,975	8,978	7,405	6,136	5,096	2,316
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62	$12.09
Value at end of period	$25.69	$18.12	$16.23	$16.46	$13.48	$10.87	$16.47	$17.68	$15.64	$14.62
Number of accumulation units outstanding at end of period	0	0	13,064	11,416	11,114	8,918	5,179	5,326	4,700	2,854
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16	$11.70
Value at end of period	$17.20	$17.33	$15.95	$14.92	$13.68	$12.34	$13.57	$12.88	$12.46	$12.16
Number of accumulation units outstanding at end of period	25	19,660	20,546	18,383	24,684	26,899	25,109	24,875	9,451	957
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$13.90	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05	$10.33
Value at end of period	$16.75	$13.90	$11.74	$13.89	$13.64	$10.80	$18.99	$16.85	$13.10	$12.05
Number of accumulation units outstanding at end of period	0	0	38,063	35,172	47,867	46,818	24,300	20,602	16,355	11,146
ING INVESCO COMSTOCK PORTFOLIO
Value at beginning of period	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58	$10.82
Value at end of period	$20.70	$15.40	$13.05	$13.41	$11.73	$9.18	$14.55	$14.97	$12.97	$12.58
Number of accumulation units outstanding at end of period	114	14,935	19,675	18,999	18,348	12,509	11,193	9,784	10,377	4,360
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74	$9.82
Value at end of period	$17.52	$14.11	$12.59	$12.81	$11.48	$9.42	$12.37	$12.03	$10.74
Number of accumulation units outstanding at end of period	188	30,563	38,499	35,179	25,214	20,796	13,182	12,528	8,594
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.94	$8.72	$8.48	$7.15	$6.39	$8.36
Value at end of period	$12.93	$9.94	$8.72	$8.48	$7.15	$6.39
Number of accumulation units outstanding at end of period	400	145,316	159,892	140,635	165,403	156,727
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36	$10.35
Value at end of period	$11.58	$11.58	$11.62	$11.69	$11.74	$11.78	$11.55	$11.05	$10.61	$10.36
Number of accumulation units outstanding at end of period	565	163,060	133,047	116,976	94,439	68,430	37,109	15,836	6,017	1,244
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71	$10.02
Value at end of period	$19.21	$15.21	$12.58	$13.78	$11.95	$8.62	$14.54	$13.73	$11.71
Number of accumulation units outstanding at end of period	102	62,017	60,213	53,085	50,515	46,865	54,046	43,001	26,655
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during 2008)
Value at beginning of period	$17.42	$16.24	$15.83	$14.81	$13.24	$13.35
Value at end of period	$17.02	$17.42	$16.24	$15.83	$14.81	$13.24
Number of accumulation units outstanding at end of period	68	50,442	42,492	37,354	32,023	26,533
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.66	$10.09
Value at end of period	$13.99	$10.66
Number of accumulation units outstanding at end of period	166	15,086

CFI 437

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$11.66	$10.60
Value at end of period	$15.54	$11.66
Number of accumulation units outstanding at end of period	137	41,469
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.13	$11.07
Value at end of period	$16.72	$12.13
Number of accumulation units outstanding at end of period	240	43,670
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41	$10.96
Value at end of period	$26.87	$19.64	$17.26	$17.81	$14.42	$11.37	$16.61	$15.78	$13.60	$12.41
Number of accumulation units outstanding at end of period	0	34	14	0	0	0	2,480	2,009	1,277	368
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49	$10.74
Value at end of period	$16.54	$14.85	$13.31	$13.16	$11.93	$10.19	$13.41	$12.76	$11.85	$11.49
Number of accumulation units outstanding at end of period	0	0	8,786	7,205	6,032	4,533	3,001	2,574	1,681	1,007
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52	$10.38
Value at end of period	$16.98	$13.96	$12.22	$12.67	$11.28	$9.06	$14.27	$13.67	$12.16	$11.52
Number of accumulation units outstanding at end of period	0	0	6,658	5,424	2,422	1,561	1,139	516	3,070	1,377
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51	$10.67
Value at end of period	$16.66	$14.38	$12.75	$12.90	$11.59	$9.58	$13.87	$13.23	$11.98	$11.51
Number of accumulation units outstanding at end of period	0	0	3,411	2,283	1,180	292	396	529	384	187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2012)
Value at beginning of period	$16.29	$15.23
Value at end of period	$19.77	$16.29
Number of accumulation units outstanding at end of period	50	42,878
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31	$10.37
Value at end of period	$22.31	$16.12	$13.65	$13.89	$11.96	$8.42	$14.67	$13.43	$11.93	$11.31
Number of accumulation units outstanding at end of period	133	44,737	25,717	15,653	11,083	9,513	7,777	6,339	14,012	14,100
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.26	$7.84	$8.96	$8.29	$6.31	$10.20
Value at end of period	$11.06	$9.26	$7.84	$8.96	$8.29	$6.31
Number of accumulation units outstanding at end of period	350	60,377	352	286	218	46
INVESCO V.I. CORE EQUITY FUND
Value at beginning of period	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15	$10.55
Value at end of period	$20.18	$15.71	$13.89	$13.99	$12.85	$10.08	$14.53	$13.52	$11.66	$11.15
Number of accumulation units outstanding at end of period	0	5,860	3,286	7,328	952	659	483	386	285	206
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
Value at beginning of period	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36	$11.65
Value at end of period	$22.83	$17.63	$15.49	$16.24	$13.04	$10.36	$17.20	$17.21	$15.44	$14.36
Number of accumulation units outstanding at end of period	0	0	31,932	32,980	32,612	27,616	23,885	22,848	17,040	12,913
NEW PERSPECTIVE FUND®
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.40	$15.34	$16.71	$14.92	$10.93	$11.15
Value at end of period	$23.18	$18.40	$15.34	$16.71	$14.92	$10.93
Number of accumulation units outstanding at end of period	101	31,999	22,285	19,309	3,794	35

CFI 438

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$16.55	$15.32	$13.81	$12.86	$10.93	$10.74
Value at end of period	$14.93	$16.55	$15.32	$13.81	$12.86	$10.93
Number of accumulation units outstanding at end of period	123	51,742	32,027	21,453	8,383	1,763
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.70	$13.11	$13.87	$12.43	$9.30	$13.92
Value at end of period	$20.87	$15.70	$13.11	$13.87	$12.43	$9.30
Number of accumulation units outstanding at end of period	195	20,240	17,793	16,146	12,470	6,653
WANGER SELECT
(Funds were first received in this option during March 2009)
Value at beginning of period	$16.94	$14.40	$17.60	$14.00	$8.18
Value at end of period	$22.65	$16.94	$14.40	$17.60	$14.00
Number of accumulation units outstanding at end of period	73	9,795	17,209	14,372	3,456

CFI 439

FOR MASTER APPLICATIONS ONLY
I hereby acknowledge receipt of a Variable Annuity Account C prospectus dated May 1, 2014.
Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.01107-14)
dated May 1, 2014.
CONTRACT HOLDER’S SIGNATURE
DATE

PRO.01107-14

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Multiple Sponsored Retirement Options

Statement of Additional Information dated May 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2014. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable Annuity Account
C (the “separate account”).
A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page
General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating
Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1,
2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock
Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial
Industry Regulatory Authority and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of
ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT
PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR
ACCOUNT VALUE.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2013, 2012 and 2011 amounted to $54,391,135.63, $54,904,926.87 and $56,593,822.08,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity
Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by
(b), where (a) is the amount of the first income phase payment based upon a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or
$273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of
Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation
and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-
paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance
Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

4

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2013, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.

5

alaoe2013v11.htm - Generated by SEC Publisher for SEC Filing

Financial Statements

Variable Annuity Account C of

ING Life Insurance and Annuity Company

Year Ended December 31, 2013

with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

variable annuity account c of

ING life insurance and annuity company

Financial Statements

Year Ended December 31, 2013

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012.  These financial statements are the responsibility of the Account’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of ING Life Insurance and Annuity Company at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 9, 2014

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$ 4,574	$ 38	$ 217	$ 63	$ 356
Total assets	4,574	38	217	63	356
Net assets	$ 4,574	$ 38	$ 217	$ 63	$ 356

Net assets
Accumulation units	$ 4,574	$ 38	$ 217	$ 63	$ 356
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,574	$ 38	$ 217	$ 63	$ 356

Total number of mutual fund shares	181,490	968	6,313	2,981	8,945

Cost of mutual fund shares	$ 4,155	$ 31	$ 199	$ 58	$ 294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212
Total assets	318	26,065	40,151	723	4,212
Net assets	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212

Net assets
Accumulation units	$ 318	$ 25,802	$ 39,648	$ 723	$ 4,212
Contracts in payout (annuitization)	-	263	503	-	-
Total net assets	$ 318	$ 26,065	$ 40,151	$ 723	$ 4,212

Total number of mutual fund shares	14,699	514,822	1,044,770	34,466	472,700

Cost of mutual fund shares	$ 268	$ 19,426	$ 26,840	$ 586	$ 3,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 183	$ 674	$ 246	$ 25	$ 584
Total assets	183	674	246	25	584
Net assets	$ 183	$ 674	$ 246	$ 25	$ 584

Net assets
Accumulation units	$ 183	$ 674	$ 246	$ 25	$ 584
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 183	$ 674	$ 246	$ 25	$ 584

Total number of mutual fund shares	34,231	24,245	15,501	1,239	17,621

Cost of mutual fund shares	$ 122	$ 466	$ 171	$ 19	$ 509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Amana Growth Fund	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Assets
Investments in mutual funds
at fair value	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649
Total assets	39,761	72,426	7,353	32,860	9,649
Net assets	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649

Net assets
Accumulation units	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 39,761	$ 72,426	$ 7,353	$ 32,860	$ 9,649

Total number of mutual fund shares	1,242,546	1,654,698	302,332	2,849,963	266,474

Cost of mutual fund shares	$ 31,624	$ 53,930	$ 5,139	$ 37,120	$ 6,957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567
Total assets	1,936	51,196	888	740	10,567
Net assets	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567

Net assets
Accumulation units	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,936	$ 51,196	$ 888	$ 740	$ 10,567

Total number of mutual fund shares	37,327	986,816	25,581	13,283	143,422

Cost of mutual fund shares	$ 1,465	$ 35,003	$ 836	$ 569	$ 8,629

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4
Assets
Investments in mutual funds
at fair value	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244
Total assets	10,284	33,435	1,434	16,116	9,244
Net assets	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244

Net assets
Accumulation units	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,284	$ 33,435	$ 1,434	$ 16,116	$ 9,244

Total number of mutual fund shares	337,390	760,399	59,064	693,154	745,522

Cost of mutual fund shares	$ 8,543	$ 30,042	$ 1,147	$ 13,499	$ 9,350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z
Assets
Investments in mutual funds
at fair value	$ 52,700	$ 685	$ 2,434	$ 103	$ 54
Total assets	52,700	685	2,434	103	54
Net assets	$ 52,700	$ 685	$ 2,434	$ 103	$ 54

Net assets
Accumulation units	$ 52,468	$ 685	$ 2,434	$ 103	$ 54
Contracts in payout (annuitization)	232	-	-	-	-
Total net assets	$ 52,700	$ 685	$ 2,434	$ 103	$ 54

Total number of mutual fund shares	25,858,470	15,191	38,746	2,876	1,449

Cost of mutual fund shares	$ 47,580	$ 537	$ 2,629	$ 85	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 5,980	$ 2	$ 313	$ 1,887	$ 109
Total assets	5,980	2	313	1,887	109
Net assets	$ 5,980	$ 2	$ 313	$ 1,887	$ 109

Net assets
Accumulation units	$ 5,980	$ 2	$ 313	$ 1,887	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,980	$ 2	$ 313	$ 1,887	$ 109

Total number of mutual fund shares	334,253	92	9,189	211,997	2,080

Cost of mutual fund shares	$ 4,904	$ 1	$ 252	$ 1,929	$ 103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R	EuroPacific Growth Fund® - Class R-3
Assets
Investments in mutual funds
at fair value	$ 380	$ 128	$ 676	$ 131	$ 8,662
Total assets	380	128	676	131	8,662
Net assets	$ 380	$ 128	$ 676	$ 131	$ 8,662

Net assets
Accumulation units	$ 380	$ 128	$ 676	$ 131	$ 8,662
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 380	$ 128	$ 676	$ 131	$ 8,662

Total number of mutual fund shares	8,838	756	3,266	5,485	179,972

Cost of mutual fund shares	$ 298	$ 112	$ 462	$ 109	$ 6,712

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354
Total assets	314,660	729	306,607	275,001	11,354
Net assets	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354

Net assets
Accumulation units	$ 314,660	$ 729	$ 302,491	$ 274,149	$ 11,299
Contracts in payout (annuitization)	-	-	4,116	852	55
Total net assets	$ 314,660	$ 729	$ 306,607	$ 275,001	$ 11,354

Total number of mutual fund shares	6,530,923	27,240	13,164,769	4,812,764	1,957,590

Cost of mutual fund shares	$ 265,728	$ 639	$ 289,123	$ 150,039	$ 11,330

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250
Total assets	36,312	1,320,713	153,676	27,855	23,250
Net assets	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250

Net assets
Accumulation units	$ 36,312	$ 1,311,326	$ 153,676	$ 27,855	$ 23,250
Contracts in payout (annuitization)	-	9,387	-	-	-
Total net assets	$ 36,312	$ 1,320,713	$ 153,676	$ 27,855	$ 23,250

Total number of mutual fund shares	1,759,321	38,448,716	824,928	765,451	1,348,620

Cost of mutual fund shares	$ 30,196	$ 1,033,516	$ 107,864	$ 22,176	$ 19,436

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Mutual Global Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914
Total assets	2,610	759	144,001	15,914	363,914
Net assets	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914

Net assets
Accumulation units	$ 2,610	$ 759	$ 142,337	$ 15,914	$ 363,914
Contracts in payout (annuitization)	-	-	1,664	-	-
Total net assets	$ 2,610	$ 759	$ 144,001	$ 15,914	$ 363,914

Total number of mutual fund shares	79,371	18,501	5,982,577	375,429	8,518,594

Cost of mutual fund shares	$ 2,267	$ 644	$ 87,631	$ 10,635	$ 256,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I	ING Growth Opportunities Fund - Class A
Assets
Investments in mutual funds
at fair value	$ -	$ 4	$ 2,392	$ 317,105	$ 107
Total assets	-	4	2,392	317,105	107
Net assets	$ -	$ 4	$ 2,392	$ 317,105	$ 107

Net assets
Accumulation units	$ -	$ 4	$ 2,392	$ 298,596	$ 107
Contracts in payout (annuitization)	-	-	-	18,509	-
Total net assets	$ -	$ 4	$ 2,392	$ 317,105	$ 107

Total number of mutual fund shares	1	147	116,219	22,634,200	3,394

Cost of mutual fund shares	$ -	$ 4	$ 1,958	$ 272,334	$ 91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A	ING GNMA Income Fund - Class A	ING Intermediate Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006
Total assets	6	1	1,908	3,821	2,006
Net assets	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006

Net assets
Accumulation units	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6	$ 1	$ 1,908	$ 3,821	$ 2,006

Total number of mutual fund shares	481	52	118,228	446,407	205,539

Cost of mutual fund shares	$ 6	$ 1	$ 1,629	$ 4,011	$ 2,040

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Intermediate Bond Portfolio - Class I	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984
Total assets	348,194	993	33,208	65	101,984
Net assets	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984

Net assets
Accumulation units	$ 334,980	$ 993	$ 33,208	$ 65	$ 101,461
Contracts in payout (annuitization)	13,214	-	-	-	523
Total net assets	$ 348,194	$ 993	$ 33,208	$ 65	$ 101,984

Total number of mutual fund shares	27,855,544	79,865	1,861,429	7,133	7,072,381

Cost of mutual fund shares	$ 348,475	$ 1,015	$ 25,472	$ 76	$ 77,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 288	$ 329	$ 6	$ 82,599	$ 38
Total assets	288	329	6	82,599	38
Net assets	$ 288	$ 329	$ 6	$ 82,599	$ 38

Net assets
Accumulation units	$ 288	$ 329	$ 6	$ 82,599	$ 38
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 288	$ 329	$ 6	$ 82,599	$ 38

Total number of mutual fund shares	20,079	23,253	574	7,536,385	1,442

Cost of mutual fund shares	$ 210	$ 215	$ 6	$ 73,113	$ 35

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38
Total assets	1,928	50,213	36,469	59,652	38
Net assets	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38

Net assets
Accumulation units	$ -	$ 50,213	$ 36,469	$ 59,652	$ 38
Contracts in payout (annuitization)	1,928	-	-	-	-
Total net assets	$ 1,928	$ 50,213	$ 36,469	$ 59,652	$ 38

Total number of mutual fund shares	70,300	1,835,930	1,746,623	2,874,780	1,858

Cost of mutual fund shares	$ 1,696	$ 39,364	$ 26,981	$ 39,650	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945
Total assets	1	28	97,667	12,257	25,945
Net assets	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945

Net assets
Accumulation units	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1	$ 28	$ 97,667	$ 12,257	$ 25,945

Total number of mutual fund shares	32	1,327	4,637,536	394,380	831,847

Cost of mutual fund shares	$ 1	$ 31	$ 86,923	$ 9,727	$ 18,845

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469
Total assets	265	24,242	20,444	22	19,469
Net assets	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469

Net assets
Accumulation units	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 265	$ 24,242	$ 20,444	$ 22	$ 19,469

Total number of mutual fund shares	14,395	1,269,227	1,075,983	1,080	935,554

Cost of mutual fund shares	$ 280	$ 25,005	$ 21,134	$ 13	$ 15,373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class	ING Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29
Total assets	17,992	187	254,592	1,972	29
Net assets	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29

Net assets
Accumulation units	$ 17,992	$ 187	$ 254,303	$ 1,972	$ 29
Contracts in payout (annuitization)	-	-	289	-	-
Total net assets	$ 17,992	$ 187	$ 254,592	$ 1,972	$ 29

Total number of mutual fund shares	872,530	10,282	13,329,428	104,760	2,497

Cost of mutual fund shares	$ 13,970	$ 136	$ 185,287	$ 1,757	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class	ING Marsico Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99
Total assets	342,341	1,259	18	13,006	99
Net assets	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99

Net assets
Accumulation units	$ 338,035	$ 1,259	$ 18	$ 13,006	$ 99
Contracts in payout (annuitization)	4,306	-	-	-	-
Total net assets	$ 342,341	$ 1,259	$ 18	$ 13,006	$ 99

Total number of mutual fund shares	29,011,955	107,636	1,818	508,044	3,903

Cost of mutual fund shares	$ 253,380	$ 1,022	$ 18	$ 9,146	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Morgan Stanley Global Franchise Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37
Total assets	1,034	63,035	28,789	52,403	37
Net assets	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37

Net assets
Accumulation units	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,034	$ 63,035	$ 28,789	$ 52,403	$ 37

Total number of mutual fund shares	55,812	3,365,450	1,537,047	2,965,624	2,131

Cost of mutual fund shares	$ 754	$ 53,379	$ 23,176	$ 40,139	$ 33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class	ING PIMCO High Yield Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339
Total assets	24,438	338	46	31,115	27,339
Net assets	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339

Net assets
Accumulation units	$ 24,176	$ 338	$ 46	$ 31,115	$ 27,339
Contracts in payout (annuitization)	262	-	-	-	-
Total net assets	$ 24,438	$ 338	$ 46	$ 31,115	$ 27,339

Total number of mutual fund shares	1,652,354	22,837	4,340	2,932,588	2,579,151

Cost of mutual fund shares	$ 17,148	$ 256	$ 45	$ 30,779	$ 26,758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461
Total assets	346	159,719	489,494	1,793	122,461
Net assets	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461

Net assets
Accumulation units	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,050
Contracts in payout (annuitization)	-	-	-	-	411
Total net assets	$ 346	$ 159,719	$ 489,494	$ 1,793	$ 122,461

Total number of mutual fund shares	12,496	5,635,812	17,260,004	108,035	7,293,668

Cost of mutual fund shares	$ 308	$ 142,147	$ 380,438	$ 1,161	$ 77,453

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class	ING U.S. Stock Index Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396
Total assets	120	7,898	813	6,959	14,396
Net assets	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396

Net assets
Accumulation units	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 120	$ 7,898	$ 813	$ 6,959	$ 14,396

Total number of mutual fund shares	9,023	596,997	50,742	432,777	988,065

Cost of mutual fund shares	$ 99	$ 6,064	$ 584	$ 5,344	$ 11,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Money Market Portfolio - Class I	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 281,491	$ 135	$ 500	$ 140	$ 19,547
Total assets	281,491	135	500	140	19,547
Net assets	$ 281,491	$ 135	$ 500	$ 140	$ 19,547

Net assets
Accumulation units	$ 279,277	$ 135	$ 500	$ 140	$ 19,547
Contracts in payout (annuitization)	2,214	-	-	-	-
Total net assets	$ 281,491	$ 135	$ 500	$ 140	$ 19,547

Total number of mutual fund shares	281,491,335	7,365	10,266	9,483	1,277,584

Cost of mutual fund shares	$ 281,491	$ 124	$ 394	$ 107	$ 15,997

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING American Century Small-Mid Cap Value Portfolio - Service Class	ING Baron Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270
Total assets	57,450	571	186,035	14,676	270
Net assets	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270

Net assets
Accumulation units	$ 56,598	$ 571	$ 184,151	$ 14,571	$ 270
Contracts in payout (annuitization)	852	-	1,884	105	-
Total net assets	$ 57,450	$ 571	$ 186,035	$ 14,676	$ 270

Total number of mutual fund shares	3,789,606	19,254	6,079,572	588,694	17,278

Cost of mutual fund shares	$ 41,454	$ 372	$ 112,823	$ 9,516	$ 194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Columbia Small Cap Value II Portfolio - Service Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955
Total assets	5,258	4,661	323	113,498	955
Net assets	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955

Net assets
Accumulation units	$ 5,258	$ 4,661	$ 323	$ 111,042	$ 944
Contracts in payout (annuitization)	-	-	-	2,456	11
Total net assets	$ 5,258	$ 4,661	$ 323	$ 113,498	$ 955

Total number of mutual fund shares	330,302	256,802	31,189	10,850,625	91,150

Cost of mutual fund shares	$ 3,874	$ 3,235	$ 355	$ 119,788	$ 1,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class	ING Index Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101
Total assets	631	586	1,185	1,238	1,101
Net assets	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101

Net assets
Accumulation units	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 631	$ 586	$ 1,185	$ 1,238	$ 1,101

Total number of mutual fund shares	57,177	53,514	109,917	104,546	93,763

Cost of mutual fund shares	$ 610	$ 551	$ 1,119	$ 1,131	$ 1,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2025 Portfolio - Service 2 Class	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class	ING Index Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380
Total assets	3,767	1,305	504	2,576	380
Net assets	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380

Net assets
Accumulation units	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,767	$ 1,305	$ 504	$ 2,576	$ 380

Total number of mutual fund shares	325,325	106,641	41,527	215,026	30,361

Cost of mutual fund shares	$ 3,305	$ 1,176	$ 455	$ 2,157	$ 345

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class	ING Index Solution 2055 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 365	$ 1,821	$ 153	$ 246	$ 217
Total assets	365	1,821	153	246	217
Net assets	$ 365	$ 1,821	$ 153	$ 246	$ 217

Net assets
Accumulation units	$ 365	$ 1,821	$ 153	$ 246	$ 217
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 365	$ 1,821	$ 153	$ 246	$ 217

Total number of mutual fund shares	29,425	148,807	10,378	16,787	14,906

Cost of mutual fund shares	$ 337	$ 1,499	$ 138	$ 223	$ 186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class	ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 10	$ 833	$ 259	$ 444	$ 69,828
Total assets	10	833	259	444	69,828
Net assets	$ 10	$ 833	$ 259	$ 444	$ 69,828

Net assets
Accumulation units	$ 10	$ 833	$ 259	$ 444	$ 68,427
Contracts in payout (annuitization)	-	-	-	-	1,401
Total net assets	$ 10	$ 833	$ 259	$ 444	$ 69,828

Total number of mutual fund shares	891	76,783	24,271	28,956	4,525,456

Cost of mutual fund shares	$ 10	$ 819	$ 254	$ 282	$ 50,293

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 811	$ 260,310	$ 300	$ 364	$ 4,945
Total assets	811	260,310	300	364	4,945
Net assets	$ 811	$ 260,310	$ 300	$ 364	$ 4,945

Net assets
Accumulation units	$ 811	$ 256,040	$ 300	$ 364	$ 4,945
Contracts in payout (annuitization)	-	4,270	-	-	-
Total net assets	$ 811	$ 260,310	$ 300	$ 364	$ 4,945

Total number of mutual fund shares	18,292	5,794,977	6,711	17,343	232,471

Cost of mutual fund shares	$ 602	$ 198,218	$ 231	$ 231	$ 4,395

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995
Total assets	60,174	609	621,059	1,061	1,995
Net assets	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995

Net assets
Accumulation units	$ 58,604	$ 609	$ 616,402	$ 1,061	$ 1,995
Contracts in payout (annuitization)	1,570	-	4,657	-	-
Total net assets	$ 60,174	$ 609	$ 621,059	$ 1,061	$ 1,995

Total number of mutual fund shares	2,846,434	33,311	32,877,656	57,873	176,703

Cost of mutual fund shares	$ 43,004	$ 418	$ 430,561	$ 725	$ 2,082

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class	ING Solution 2015 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919
Total assets	1,138	201,227	35,918	698	919
Net assets	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919

Net assets
Accumulation units	$ 1,138	$ 195,845	$ 33,897	$ 698	$ 919
Contracts in payout (annuitization)	-	5,382	2,021	-	-
Total net assets	$ 1,138	$ 201,227	$ 35,918	$ 698	$ 919

Total number of mutual fund shares	98,138	17,528,464	2,894,296	56,322	77,648

Cost of mutual fund shares	$ 1,163	$ 207,588	$ 33,565	$ 633	$ 819

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788
Total assets	1,766	67,703	10,144	508	788
Net assets	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788

Net assets
Accumulation units	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,766	$ 67,703	$ 10,144	$ 508	$ 788

Total number of mutual fund shares	146,200	5,651,300	867,727	38,925	59,069

Cost of mutual fund shares	$ 1,668	$ 58,723	$ 9,303	$ 415	$ 691

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class	ING Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072
Total assets	131,426	15,044	215	1,783	123,072
Net assets	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072

Net assets
Accumulation units	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 131,426	$ 15,044	$ 215	$ 1,783	$ 123,072

Total number of mutual fund shares	9,941,423	1,163,481	15,384	125,104	8,709,993

Cost of mutual fund shares	$ 104,452	$ 12,569	$ 166	$ 1,479	$ 92,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2035 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class	ING Solution 2045 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217
Total assets	13,788	108	1,313	90,698	8,217
Net assets	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217

Net assets
Accumulation units	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 13,788	$ 108	$ 1,313	$ 90,698	$ 8,217

Total number of mutual fund shares	1,001,343	7,391	88,504	6,169,905	568,666

Cost of mutual fund shares	$ 10,975	$ 85	$ 1,079	$ 65,384	$ 6,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class	ING Solution Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 155	$ 7,472	$ 683	$ 3,502	$ 221
Total assets	155	7,472	683	3,502	221
Net assets	$ 155	$ 7,472	$ 683	$ 3,502	$ 221

Net assets
Accumulation units	$ 155	$ 7,472	$ 683	$ 3,502	$ 221
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 155	$ 7,472	$ 683	$ 3,502	$ 221

Total number of mutual fund shares	10,556	513,532	47,126	318,111	19,609

Cost of mutual fund shares	$ 129	$ 6,508	$ 614	$ 3,118	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class	ING Solution Moderately Conservative Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389
Total assets	2,555	15,119	1,395	4,900	389
Net assets	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389

Net assets
Accumulation units	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,555	$ 15,119	$ 1,395	$ 4,900	$ 389

Total number of mutual fund shares	222,009	1,325,025	125,096	445,413	35,131

Cost of mutual fund shares	$ 2,455	$ 14,425	$ 1,342	$ 4,572	$ 262

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895
Total assets	393,263	859	1,561	326,039	3,895
Net assets	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895

Net assets
Accumulation units	$ 391,464	$ 859	$ 1,561	$ 323,792	$ 3,895
Contracts in payout (annuitization)	1,799	-	-	2,247	-
Total net assets	$ 393,263	$ 859	$ 1,561	$ 326,039	$ 3,895

Total number of mutual fund shares	33,669,802	75,058	18,107	3,658,840	44,433

Cost of mutual fund shares	$ 267,545	$ 650	$ 825	$ 187,061	$ 2,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Adviser Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 539	$ 114,872	$ 362	$ 162	$ 37,570
Total assets	539	114,872	362	162	37,570
Net assets	$ 539	$ 114,872	$ 362	$ 162	$ 37,570

Net assets
Accumulation units	$ 539	$ 112,474	$ 362	$ 162	$ 36,478
Contracts in payout (annuitization)	-	2,398	-	-	1,092
Total net assets	$ 539	$ 114,872	$ 362	$ 162	$ 37,570

Total number of mutual fund shares	41,275	8,695,855	27,579	9,346	3,087,090

Cost of mutual fund shares	$ 457	$ 97,243	$ 281	$ 116	$ 31,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Strategic Allocation Growth Portfolio - Class I	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212
Total assets	76,061	67,281	1,598	1,391,126	212
Net assets	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212

Net assets
Accumulation units	$ 75,330	$ 66,079	$ 1,598	$ 1,301,450	$ 212
Contracts in payout (annuitization)	731	1,202	-	89,676	-
Total net assets	$ 76,061	$ 67,281	$ 1,598	$ 1,391,126	$ 212

Total number of mutual fund shares	5,753,462	5,335,531	50,945	43,925,680	6,746

Cost of mutual fund shares	$ 64,300	$ 56,402	$ 1,221	$ 953,938	$ 176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881
Total assets	325,012	335	365,883	503	154,881
Net assets	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881

Net assets
Accumulation units	$ 320,261	$ 335	$ 363,964	$ 503	$ 153,611
Contracts in payout (annuitization)	4,751	-	1,919	-	1,270
Total net assets	$ 325,012	$ 335	$ 365,883	$ 503	$ 154,881

Total number of mutual fund shares	16,210,088	16,844	15,490,382	21,563	7,085,132

Cost of mutual fund shares	$ 227,648	$ 206	$ 251,350	$ 309	$ 105,380

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 236	$ 26,714	$ 6	$ 12,039	$ 956
Total assets	236	26,714	6	12,039	956
Net assets	$ 236	$ 26,714	$ 6	$ 12,039	$ 956

Net assets
Accumulation units	$ 236	$ 26,042	$ 6	$ 11,945	$ 956
Contracts in payout (annuitization)	-	672	-	94	-
Total net assets	$ 236	$ 26,714	$ 6	$ 12,039	$ 956

Total number of mutual fund shares	10,918	2,660,737	553	551,763	43,984

Cost of mutual fund shares	$ 139	$ 21,726	$ 5	$ 9,279	$ 693

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513
Total assets	37,350	221	365	6,058	8,513
Net assets	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513

Net assets
Accumulation units	$ 37,350	$ -	$ 365	$ 6,058	$ 8,513
Contracts in payout (annuitization)	-	221	-	-	-
Total net assets	$ 37,350	$ 221	$ 365	$ 6,058	$ 8,513

Total number of mutual fund shares	2,604,581	15,513	19,890	331,387	347,042

Cost of mutual fund shares	$ 27,542	$ 183	$ 317	$ 4,748	$ 6,235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263
Total assets	44,130	23,761	155,627	299	9,263
Net assets	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263

Net assets
Accumulation units	$ 44,130	$ 23,761	$ 153,424	$ 299	$ 9,263
Contracts in payout (annuitization)	-	-	2,203	-	-
Total net assets	$ 44,130	$ 23,761	$ 155,627	$ 299	$ 9,263

Total number of mutual fund shares	2,756,373	1,403,513	6,318,591	12,330	892,374

Cost of mutual fund shares	$ 34,983	$ 18,524	$ 112,143	$ 209	$ 9,774

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING International Value Portfolio - Class I	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575
Total assets	62,868	224	113,492	1,401	41,575
Net assets	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575

Net assets
Accumulation units	$ 60,679	$ 224	$ 113,492	$ 1,401	$ 41,575
Contracts in payout (annuitization)	2,189	-	-	-	-
Total net assets	$ 62,868	$ 224	$ 113,492	$ 1,401	$ 41,575

Total number of mutual fund shares	6,514,857	22,733	6,845,104	86,789	1,426,733

Cost of mutual fund shares	$ 56,499	$ 171	$ 90,322	$ 1,065	$ 31,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$ 108	$ 153	$ 326	$ 38	$ 161
Total assets	108	153	326	38	161
Net assets	$ 108	$ 153	$ 326	$ 38	$ 161

Net assets
Accumulation units	$ 108	$ 153	$ 326	$ 38	$ 161
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 108	$ 153	$ 326	$ 38	$ 161

Total number of mutual fund shares	3,844	5,052	5,529	3,245	4,128

Cost of mutual fund shares	$ 76	$ 133	$ 197	$ 40	$ 113

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund
Assets
Investments in mutual funds
at fair value	$ 78	$ 242	$ -	$ 3,922	$ 411
Total assets	78	242	-	3,922	411
Net assets	$ 78	$ 242	$ -	$ 3,922	$ 411

Net assets
Accumulation units	$ 78	$ 242	$ -	$ 3,922	$ 411
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 78	$ 242	$ -	$ 3,922	$ 411

Total number of mutual fund shares	2,268	22,327	-	240,347	19,148

Cost of mutual fund shares	$ 53	$ 257	$ -	$ 3,015	$ 289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 15,591	$ 259	$ 46	$ 997	$ 1,450
Total assets	15,591	259	46	997	1,450
Net assets	$ 15,591	$ 259	$ 46	$ 997	$ 1,450

Net assets
Accumulation units	$ 15,591	$ 259	$ 46	$ 997	$ 1,450
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,591	$ 259	$ 46	$ 997	$ 1,450

Total number of mutual fund shares	420,462	10,051	4,298	42,828	43,402

Cost of mutual fund shares	$ 11,899	$ 229	$ 47	$ 681	$ 1,230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares
Assets
Investments in mutual funds
at fair value	$ 264	$ 104,684	$ 637	$ 660	$ 3,490
Total assets	264	104,684	637	660	3,490
Net assets	$ 264	$ 104,684	$ 637	$ 660	$ 3,490

Net assets
Accumulation units	$ 264	$ 103,834	$ 637	$ 660	$ 3,490
Contracts in payout (annuitization)	-	850	-	-	-
Total net assets	$ 264	$ 104,684	$ 637	$ 660	$ 3,490

Total number of mutual fund shares	17,228	4,467,941	64,567	28,909	330,834

Cost of mutual fund shares	$ 243	$ 76,940	$ 503	$ 538	$ 3,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3	New Perspective Fund - Class R-4	Oppenheimer Capital Appreciation Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106
Total assets	198	14,445	2,417	114,954	106
Net assets	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106

Net assets
Accumulation units	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 198	$ 14,445	$ 2,417	$ 114,954	$ 106

Total number of mutual fund shares	3,072	630,248	65,494	3,093,492	1,764

Cost of mutual fund shares	$ 164	$ 12,293	$ 1,863	$ 85,208	$ 86

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$ 280,181	$ 39,124	$ 15	$ 141	$ 46
Total assets	280,181	39,124	15	141	46
Net assets	$ 280,181	$ 39,124	$ 15	$ 141	$ 46

Net assets
Accumulation units	$ 280,181	$ 39,124	$ 15	$ 141	$ -
Contracts in payout (annuitization)	-	-	-	-	46
Total net assets	$ 280,181	$ 39,124	$ 15	$ 141	$ 46

Total number of mutual fund shares	7,369,310	1,041,631	932	23,169	614

Cost of mutual fund shares	$ 177,799	$ 33,902	$ 22	$ 149	$ 32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$ 261	$ 99	$ 77	$ 23,499	$ 7,389
Total assets	261	99	77	23,499	7,389
Net assets	$ 261	$ 99	$ 77	$ 23,499	$ 7,389

Net assets
Accumulation units	$ 261	$ 99	$ -	$ 23,499	$ 7,389
Contracts in payout (annuitization)	-	-	77	-	-
Total net assets	$ 261	$ 99	$ 77	$ 23,499	$ 7,389

Total number of mutual fund shares	6,390	18,343	2,473	845,300	201,450

Cost of mutual fund shares	$ 170	$ 97	$ 54	$ 16,274	$ 6,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Pax World Balanced Fund - Individual Investor Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357
Total assets	49,414	148,758	4,551	1,966	1,357
Net assets	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357

Net assets
Accumulation units	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 49,414	$ 148,758	$ 4,551	$ 1,966	$ 1,357

Total number of mutual fund shares	2,019,382	11,806,204	132,326	184,238	125,561

Cost of mutual fund shares	$ 45,649	$ 165,547	$ 4,107	$ 1,880	$ 1,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144
Total assets	12,937	30,910	9,646	2	12,144
Net assets	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144

Net assets
Accumulation units	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 12,937	$ 30,910	$ 9,646	$ 2	$ 12,144

Total number of mutual fund shares	515,400	2,946,591	704,610	149	248,798

Cost of mutual fund shares	$ 13,886	$ 28,614	$ 7,343	$ 2	$ 10,162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725
Total assets	928	285	1,820	39,880	200,725
Net assets	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725

Net assets
Accumulation units	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 928	$ 285	$ 1,820	$ 39,880	$ 200,725

Total number of mutual fund shares	31,327	8,551	219,011	3,046,587	15,275,863

Cost of mutual fund shares	$ 685	$ 218	$ 1,526	$ 40,132	$ 195,879

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Assets
Investments in mutual funds
at fair value	$ 46	$ 6,749	$ 107	$ 245	$ 23
Total assets	46	6,749	107	245	23
Net assets	$ 46	$ 6,749	$ 107	$ 245	$ 23

Net assets
Accumulation units	$ 46	$ 6,749	$ 107	$ 245	$ 23
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 46	$ 6,749	$ 107	$ 245	$ 23

Total number of mutual fund shares	1,476	521,157	5,904	10,939	868

Cost of mutual fund shares	$ 40	$ 9,833	$ 76	$ 179	$ 17

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Victory Small Company Opportunity Fund - Class R	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund - Class R-3
Assets
Investments in mutual funds
at fair value	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722
Total assets	20	46,354	96,025	73,254	4,722
Net assets	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722

Net assets
Accumulation units	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20	$ 46,354	$ 96,025	$ 73,254	$ 4,722

Total number of mutual fund shares	518	1,341,643	2,637,319	1,781,045	120,514

Cost of mutual fund shares	$ 17	$ 42,576	$ 62,732	$ 55,339	$ 3,206

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2013

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 118,569	$ 115	$ 118,565
Total assets	118,569	115	118,565
Net assets	$ 118,569	$ 115	$ 118,565

Net assets
Accumulation units	$ 118,569	$ 115	$ 118,565
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 118,569	$ 115	$ 118,565

Total number of mutual fund shares	3,018,565	3,504	3,778,360

Cost of mutual fund shares	$ 89,104	$ 111	$ 82,248

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3	$ -	$ 1
Expenses:
Mortality expense risk	45	-	1	-	2
charges
Total expenses	45	-	1	-	2
Net investment income (loss)	(45)	-	2	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	311	1	1	3	13
Capital gains distributions	387	2	-	3	28
Total realized gain (loss) on investments
and capital gains distributions	698	3	1	6	41
Net unrealized appreciation
(depreciation) of investments	553	7	18	6	59
Net realized and unrealized gain (loss)
on investments	1,251	10	19	12	100
Net increase (decrease) in net assets
resulting from operations	$ 1,206	$ 10	$ 21	$ 12	$ 99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 97	$ 524	$ -	$ -
Expenses:
Mortality expense risk	2	226	393	2	33
charges
Total expenses	2	226	393	2	33
Net investment income (loss)	(2)	(129)	131	(2)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	349	1,550	2	266
Capital gains distributions	25	-	-	47	151
Total realized gain (loss) on investments
and capital gains distributions	26	349	1,550	49	417
Net unrealized appreciation
(depreciation) of investments	56	7,115	7,604	127	492
Net realized and unrealized gain (loss)
on investments	82	7,464	9,154	176	909
Net increase (decrease) in net assets
resulting from operations	$ 80	$ 7,335	$ 9,285	$ 174	$ 876

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 6	$ 5	$ 1	$ 6
Expenses:
Mortality expense risk	2	6	2	-	5
charges
Total expenses	2	6	2	-	5
Net investment income (loss)	(1)	-	3	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	66	9	4	8
Capital gains distributions	-	-	-	-	58
Total realized gain (loss) on investments
and capital gains distributions	38	66	9	4	66
Net unrealized appreciation
(depreciation) of investments	14	87	44	5	63
Net realized and unrealized gain (loss)
on investments	52	153	53	9	129
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 153	$ 56	$ 10	$ 130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Amana Growth Fund	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Net investment income (loss)
Investment Income:
Dividends	$ 229	$ 982	$ 91	$ 518	$ 166
Expenses:
Mortality expense risk	364	611	37	456	95
charges
Total expenses	364	611	37	456	95
Net investment income (loss)	(135)	371	54	62	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,979	1,879	119	322	(51)
Capital gains distributions	1,009	-	-	775	-
Total realized gain (loss) on investments
and capital gains distributions	2,988	1,879	119	1,097	(51)
Net unrealized appreciation
(depreciation) of investments	4,468	13,098	1,055	(5,842)	2,269
Net realized and unrealized gain (loss)
on investments	7,456	14,977	1,174	(4,745)	2,218
Net increase (decrease) in net assets
resulting from operations	$ 7,321	$ 15,348	$ 1,228	$ (4,683)	$ 2,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 604	$ 9	$ 6	$ 57
Expenses:
Mortality expense risk	8	386	2	7	83
charges
Total expenses	8	386	2	7	83
Net investment income (loss)	10	218	7	(1)	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	76	2,406	5	160	726
Capital gains distributions	32	881	17	45	-
Total realized gain (loss) on investments
and capital gains distributions	108	3,287	22	205	726
Net unrealized appreciation
(depreciation) of investments	312	8,071	51	105	1,692
Net realized and unrealized gain (loss)
on investments	420	11,358	73	310	2,418
Net increase (decrease) in net assets
resulting from operations	$ 430	$ 11,576	$ 80	$ 309	$ 2,392

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 87	$ -	$ 22	$ 73	$ 237
Expenses:
Mortality expense risk	75	184	9	150	102
charges
Total expenses	75	184	9	150	102
Net investment income (loss)	12	(184)	13	(77)	135

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	439	558	32	1,087	141
Capital gains distributions	-	2,948	1	889	-
Total realized gain (loss) on investments
and capital gains distributions	439	3,506	33	1,976	141
Net unrealized appreciation
(depreciation) of investments	1,143	3,023	210	1,750	(591)
Net realized and unrealized gain (loss)
on investments	1,582	6,529	243	3,726	(450)
Net increase (decrease) in net assets
resulting from operations	$ 1,594	$ 6,345	$ 256	$ 3,649	$ (315)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z
Net investment income (loss)
Investment Income:
Dividends	$ 526	$ 13	$ 63	$ -	$ -
Expenses:
Mortality expense risk	528	3	27	1	1
charges
Total expenses	528	3	27	1	1
Net investment income (loss)	(2)	10	36	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	658	12	38	2	-
Capital gains distributions	4,441	-	80	6	3
Total realized gain (loss) on investments
and capital gains distributions	5,099	12	118	8	3
Net unrealized appreciation
(depreciation) of investments	2,569	104	(144)	17	9
Net realized and unrealized gain (loss)
on investments	7,668	116	(26)	25	12
Net increase (decrease) in net assets
resulting from operations	$ 7,666	$ 126	$ 10	$ 24	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 20	$ -	$ 1	$ 55	$ -
Expenses:
Mortality expense risk	47	-	2	14	-
charges
Total expenses	47	-	2	14	-
Net investment income (loss)	(27)	-	(1)	41	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	678	-	6	(48)	-
Capital gains distributions	587	-	45	-	2
Total realized gain (loss) on investments
and capital gains distributions	1,265	-	51	(48)	2
Net unrealized appreciation
(depreciation) of investments	222	-	25	(34)	6
Net realized and unrealized gain (loss)
on investments	1,487	-	76	(82)	8
Net increase (decrease) in net assets
resulting from operations	$ 1,460	$ -	$ 75	$ (41)	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R	EuroPacific Growth Fund® - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 6	$ 1	$ 11	$ 1	$ 57
Expenses:
Mortality expense risk	3	1	6	1	44
charges
Total expenses	3	1	6	1	44
Net investment income (loss)	3	-	5	-	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	6	5	12	892
Capital gains distributions	-	-	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17	892
Net unrealized appreciation
(depreciation) of investments	56	15	145	13	555
Net realized and unrealized gain (loss)
on investments	64	21	150	30	1,447
Net increase (decrease) in net assets
resulting from operations	$ 67	$ 21	$ 155	$ 30	$ 1,460

The accompanying notes are an integral part of these financial statements.

	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,961	$ -	$ 7,181	$ 706	$ 653
Expenses:
Mortality expense risk	2,502	7	2,913	2,396	133
charges
Total expenses	2,502	7	2,913	2,396	133
Net investment income (loss)	459	(7)	4,268	(1,690)	520

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(691)	27	(1,809)	10,605	315
Capital gains distributions	-	86	19,036	168	-
Total realized gain (loss) on investments
and capital gains distributions	(691)	113	17,227	10,773	315
Net unrealized appreciation
(depreciation) of investments	51,226	55	47,229	65,870	(312)
Net realized and unrealized gain (loss)
on investments	50,535	168	64,456	76,643	3
Net increase (decrease) in net assets
resulting from operations	$ 50,994	$ 161	$ 68,724	$ 74,953	$ 523

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 447	$ 12,887	$ 2,637	$ 127	$ 351
Expenses:
Mortality expense risk	304	10,923	1,565	-	254
charges
Total expenses	304	10,923	1,565	-	254
Net investment income (loss)	143	1,964	1,072	127	97

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,088)	23,436	3,472	611	374
Capital gains distributions	123	343	1,307	3,182	54
Total realized gain (loss) on investments
and capital gains distributions	(1,965)	23,779	4,779	3,793	428
Net unrealized appreciation
(depreciation) of investments	10,114	291,519	30,085	3,481	2,542
Net realized and unrealized gain (loss)
on investments	8,149	315,298	34,864	7,274	2,970
Net increase (decrease) in net assets
resulting from operations	$ 8,292	$ 317,262	$ 35,936	$ 7,401	$ 3,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Mutual Global Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 32	$ -	$ 1,651	$ 4	$ 1,063
Expenses:
Mortality expense risk	15	4	1,154	85	3,016
charges
Total expenses	15	4	1,154	85	3,016
Net investment income (loss)	17	(4)	497	(81)	(1,953)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	193	63	2,219	1,000	5,971
Capital gains distributions	126	93	2,131	965	21,897
Total realized gain (loss) on investments
and capital gains distributions	319	156	4,350	1,965	27,868
Net unrealized appreciation
(depreciation) of investments	210	59	33,299	2,073	65,718
Net realized and unrealized gain (loss)
on investments	529	215	37,649	4,038	93,586
Net increase (decrease) in net assets
resulting from operations	$ 546	$ 211	$ 38,146	$ 3,957	$ 91,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I	ING Growth Opportunities Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 4	$ 66	$ 6,771	$ -
Expenses:
Mortality expense risk	1	2	13	3,342	1
charges
Total expenses	1	2	13	3,342	1
Net investment income (loss)	(1)	2	53	3,429	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	73	82	3,552	-
Capital gains distributions	-	-	-	-	6
Total realized gain (loss) on investments
and capital gains distributions	72	73	82	3,552	6
Net unrealized appreciation
(depreciation) of investments	(9)	(2)	207	37,873	16
Net realized and unrealized gain (loss)
on investments	63	71	289	41,425	22
Net increase (decrease) in net assets
resulting from operations	$ 62	$ 73	$ 342	$ 44,854	$ 21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A	ING Value Choice Fund - Class A	ING GNMA Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 42	$ -	$ 140
Expenses:
Mortality expense risk	-	-	8	-	32
charges
Total expenses	-	-	8	-	32
Net investment income (loss)	-	-	34	-	108

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	164	-	(15)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	164	-	(15)
Net unrealized appreciation
(depreciation) of investments	-	-	(180)	1	(202)
Net realized and unrealized gain (loss)
on investments	-	-	(16)	1	(217)
Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ 18	$ 1	$ (109)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Intermediate Bond Fund - Class A	ING Intermediate Bond Portfolio - Class I	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 76	$ 11,972	$ 32	$ 14	$ -
Expenses:
Mortality expense risk	16	3,423	4	222	-
charges
Total expenses	16	3,423	4	222	-
Net investment income (loss)	60	8,549	28	(208)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	(1,699)	33	1,213	(1)
Capital gains distributions	-	-	-	1,857	4
Total realized gain (loss) on investments
and capital gains distributions	83	(1,699)	33	3,070	3
Net unrealized appreciation
(depreciation) of investments	(197)	(11,051)	(69)	5,179	(10)
Net realized and unrealized gain (loss)
on investments	(114)	(12,750)	(36)	8,249	(7)
Net increase (decrease) in net assets
resulting from operations	$ (54)	$ (4,201)	$ (8)	$ 8,041	$ (7)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,268	$ 3	$ 3	$ -	$ 4,858
Expenses:
Mortality expense risk	967	1	1	-	736
charges
Total expenses	967	1	1	-	736
Net investment income (loss)	301	2	2	-	4,122

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(184)	26	23	-	877
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(184)	26	23	-	877
Net unrealized appreciation
(depreciation) of investments	25,760	62	62	-	(2,778)
Net realized and unrealized gain (loss)
on investments	25,576	88	85	-	(1,901)
Net increase (decrease) in net assets
resulting from operations	$ 25,877	$ 90	$ 87	$ -	$ 2,221

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Adviser Class	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 35	$ 749	$ 238	$ 252
Expenses:
Mortality expense risk	-	22	496	146	499
charges
Total expenses	-	22	496	146	499
Net investment income (loss)	-	13	253	92	(247)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	151	4,992	981	3,524
Capital gains distributions	-	-	-	123	205
Total realized gain (loss) on investments
and capital gains distributions	1	151	4,992	1,104	3,729
Net unrealized appreciation
(depreciation) of investments	(1)	(120)	(4,567)	8,741	12,595
Net realized and unrealized gain (loss)
on investments	-	31	425	9,845	16,324
Net increase (decrease) in net assets
resulting from operations	$ -	$ 44	$ 678	$ 9,937	$ 16,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ 942	$ 145
Expenses:
Mortality expense risk	-	-	-	1,003	42
charges
Total expenses	-	-	-	1,003	42
Net investment income (loss)	-	-	-	(61)	103

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(7,064)	163
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(7,064)	163
Net unrealized appreciation
(depreciation) of investments	8	-	3	18,734	2,335
Net realized and unrealized gain (loss)
on investments	8	-	3	11,670	2,498
Net increase (decrease) in net assets
resulting from operations	$ 8	$ -	$ 3	$ 11,609	$ 2,601

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Invesco Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 299	$ 2	$ 320	$ 204	$ -
Expenses:
Mortality expense risk	205	1	298	241	-
charges
Total expenses	205	1	298	241	-
Net investment income (loss)	94	1	22	(37)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,502	(6)	1,823	2,089	-
Capital gains distributions	-	7	618	517	-
Total realized gain (loss) on investments
and capital gains distributions	1,502	1	2,441	2,606	-
Net unrealized appreciation
(depreciation) of investments	4,579	(18)	(4,555)	(4,249)	5
Net realized and unrealized gain (loss)
on investments	6,081	(17)	(2,114)	(1,643)	5
Net increase (decrease) in net assets
resulting from operations	$ 6,175	$ (16)	$ (2,092)	$ (1,680)	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 135	$ 109	$ 1	$ 1,213	$ 6
Expenses:
Mortality expense risk	63	129	1	1,991	6
charges
Total expenses	63	129	1	1,991	6
Net investment income (loss)	72	(20)	-	(778)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	339	636	3	3,907	75
Capital gains distributions	344	347	2	2,117	12
Total realized gain (loss) on investments
and capital gains distributions	683	983	5	6,024	87
Net unrealized appreciation
(depreciation) of investments	3,736	3,319	40	53,594	200
Net realized and unrealized gain (loss)
on investments	4,419	4,302	45	59,618	287
Net increase (decrease) in net assets
resulting from operations	$ 4,491	$ 4,282	$ 45	$ 58,840	$ 287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Large Cap Value Portfolio - Adviser Class	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class	ING Marsico Growth Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 6,039	$ 17	$ -	$ 121
Expenses:
Mortality expense risk	-	2,520	5	-	116
charges
Total expenses	-	2,520	5	-	116
Net investment income (loss)	-	3,519	12	-	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	4,284	61	-	1,264
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	4,284	61	-	1,264
Net unrealized appreciation
(depreciation) of investments	3	61,994	169	-	2,117
Net realized and unrealized gain (loss)
on investments	3	66,278	230	-	3,381
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 69,797	$ 242	$ -	$ 3,386

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 24	$ 1,405	$ 595	$ 1,026
Expenses:
Mortality expense risk	1	4	640	276	482
charges
Total expenses	1	4	640	276	482
Net investment income (loss)	-	20	765	319	544

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	83	(238)	(298)	(117)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	83	(238)	(298)	(117)
Net unrealized appreciation
(depreciation) of investments	21	88	9,177	4,398	8,167
Net realized and unrealized gain (loss)
on investments	27	171	8,939	4,100	8,050
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 191	$ 9,704	$ 4,419	$ 8,594

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 214	$ 2	$ 3	$ 1,836
Expenses:
Mortality expense risk	-	161	3	-	229
charges
Total expenses	-	161	3	-	229
Net investment income (loss)	1	53	(1)	3	1,607

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	76	10	1	328
Capital gains distributions	2	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	76	10	1	328
Net unrealized appreciation
(depreciation) of investments	3	5,597	66	(1)	(478)
Net realized and unrealized gain (loss)
on investments	5	5,673	76	-	(150)
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 5,726	$ 75	$ 3	$ 1,457

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING PIMCO High Yield Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,727	$ -	$ 752	$ 3	$ 3
Expenses:
Mortality expense risk	286	-	513	2	1
charges
Total expenses	286	-	513	2	1
Net investment income (loss)	1,441	-	239	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	417	5	16,419	96	3
Capital gains distributions	-	-	-	-	14
Total realized gain (loss) on investments
and capital gains distributions	417	5	16,419	96	17
Net unrealized appreciation
(depreciation) of investments	(563)	(1)	(3,035)	(30)	28
Net realized and unrealized gain (loss)
on investments	(146)	4	13,384	66	45
Net increase (decrease) in net assets
resulting from operations	$ 1,295	$ 4	$ 13,623	$ 67	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class	ING T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,993	$ 5,037	$ 23	$ 1,831	$ 1
Expenses:
Mortality expense risk	614	4,178	6	803	-
charges
Total expenses	614	4,178	6	803	-
Net investment income (loss)	1,379	859	17	1,028	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	790	2,041	117	(113)	1
Capital gains distributions	8,910	28,622	1	83	-
Total realized gain (loss) on investments
and capital gains distributions	9,700	30,663	118	(30)	1
Net unrealized appreciation
(depreciation) of investments	15,535	51,011	309	27,497	12
Net realized and unrealized gain (loss)
on investments	25,235	81,674	427	27,467	13
Net increase (decrease) in net assets
resulting from operations	$ 26,614	$ 82,533	$ 444	$ 28,495	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class	ING U.S. Stock Index Portfolio - Institutional Class	ING Money Market Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 82	$ 13	$ 97	$ 251	$ -
Expenses:
Mortality expense risk	74	6	60	23	2,221
charges
Total expenses	74	6	60	23	2,221
Net investment income (loss)	8	7	37	228	(2,221)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	320	122	551	38	-
Capital gains distributions	-	-	-	275	53
Total realized gain (loss) on investments
and capital gains distributions	320	122	551	313	53
Net unrealized appreciation
(depreciation) of investments	632	72	963	2,506	-
Net realized and unrealized gain (loss)
on investments	952	194	1,514	2,819	53
Net increase (decrease) in net assets
resulting from operations	$ 960	$ 201	$ 1,551	$ 3,047	$ (2,168)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 7	$ 1	$ 208	$ 571
Expenses:
Mortality expense risk	1	2	-	71	379
charges
Total expenses	1	2	-	71	379
Net investment income (loss)	2	5	1	137	192

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	24	6	306	2,734
Capital gains distributions	-	-	4	510	1,638
Total realized gain (loss) on investments
and capital gains distributions	2	24	10	816	4,372
Net unrealized appreciation
(depreciation) of investments	(1)	84	25	3,056	8,849
Net realized and unrealized gain (loss)
on investments	1	108	35	3,872	13,221
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 113	$ 36	$ 4,009	$ 13,413

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Baron Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class	ING Columbia Small Cap Value II Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 6	$ 2,054	$ 189	$ 2	$ 36
Expenses:
Mortality expense risk	4	1,345	133	1	40
charges
Total expenses	4	1,345	133	1	40
Net investment income (loss)	2	709	56	1	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	692	5,743	857	12	262
Capital gains distributions	19	6,108	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	711	11,851	857	12	262
Net unrealized appreciation
(depreciation) of investments	(382)	37,584	2,980	67	1,113
Net realized and unrealized gain (loss)
on investments	329	49,435	3,837	79	1,375
Net increase (decrease) in net assets
resulting from operations	$ 331	$ 50,144	$ 3,893	$ 80	$ 1,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class	ING Growth and Income Core Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 6	$ 2,732	$ 19	$ 2
Expenses:
Mortality expense risk	20	1	1,234	6	-
charges
Total expenses	20	1	1,234	6	-
Net investment income (loss)	(18)	5	1,498	13	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	344	1	(986)	(28)	12
Capital gains distributions	-	9	3,371	27	-
Total realized gain (loss) on investments
and capital gains distributions	344	10	2,385	(1)	12
Net unrealized appreciation
(depreciation) of investments	1,021	(32)	(11,188)	(65)	31
Net realized and unrealized gain (loss)
on investments	1,365	(22)	(8,803)	(66)	43
Net increase (decrease) in net assets
resulting from operations	$ 1,347	$ (17)	$ (7,305)	$ (53)	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Growth and Income Core Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 634	$ 12	$ 10	$ 23	$ 14
Expenses:
Mortality expense risk	167	5	3	9	10
charges
Total expenses	167	5	3	9	10
Net investment income (loss)	467	7	7	14	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,568	3	45	8	3
Capital gains distributions	-	13	12	28	22
Total realized gain (loss) on investments
and capital gains distributions	11,568	16	57	36	25
Net unrealized appreciation
(depreciation) of investments	(6,709)	17	(3)	39	92
Net realized and unrealized gain (loss)
on investments	4,859	33	54	75	117
Net increase (decrease) in net assets
resulting from operations	$ 5,326	$ 40	$ 61	$ 89	$ 121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2025 Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 10	$ 50	$ 10	$ 4	$ 27
Expenses:
Mortality expense risk	4	23	8	1	15
charges
Total expenses	4	23	8	1	15
Net investment income (loss)	6	27	2	3	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	13	4	-	26
Capital gains distributions	19	92	19	8	59
Total realized gain (loss) on investments
and capital gains distributions	19	105	23	8	85
Net unrealized appreciation
(depreciation) of investments	54	345	115	46	315
Net realized and unrealized gain (loss)
on investments	73	450	138	54	400
Net increase (decrease) in net assets
resulting from operations	$ 79	$ 477	$ 140	$ 57	$ 412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Initial Class	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 2	$ 16	$ 1	$ 1
Expenses:
Mortality expense risk	2	1	11	1	2
charges
Total expenses	2	1	11	1	2
Net investment income (loss)	1	1	5	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	44	-	24
Capital gains distributions	6	5	42	1	2
Total realized gain (loss) on investments
and capital gains distributions	8	5	86	1	26
Net unrealized appreciation
(depreciation) of investments	33	27	232	14	13
Net realized and unrealized gain (loss)
on investments	41	32	318	15	39
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 33	$ 323	$ 15	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Solution 2055 Portfolio - Service 2 Class	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class	ING Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ -	$ 35	$ 7	$ 2
Expenses:
Mortality expense risk	1	-	9	2	1
charges
Total expenses	1	-	9	2	1
Net investment income (loss)	-	-	26	5	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	-	3	-	5
Capital gains distributions	3	-	43	8	-
Total realized gain (loss) on investments
and capital gains distributions	7	-	46	8	5
Net unrealized appreciation
(depreciation) of investments	26	-	(2)	2	108
Net realized and unrealized gain (loss)
on investments	33	-	44	10	113
Net increase (decrease) in net assets
resulting from operations	$ 33	$ -	$ 70	$ 15	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Invesco Comstock Portfolio - Service Class	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 483	$ 8	$ 3,447	$ 3	$ 1
Expenses:
Mortality expense risk	592	3	2,410	3	1
charges
Total expenses	592	3	2,410	3	1
Net investment income (loss)	(109)	5	1,037	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	604	11	7,732	30	56
Capital gains distributions	-	-	-	-	11
Total realized gain (loss) on investments
and capital gains distributions	604	11	7,732	30	67
Net unrealized appreciation
(depreciation) of investments	16,385	146	44,611	31	25
Net realized and unrealized gain (loss)
on investments	16,989	157	52,343	61	92
Net increase (decrease) in net assets
resulting from operations	$ 16,880	$ 162	$ 53,380	$ 61	$ 92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 37	$ 326	$ 6	$ 7,884	$ 11
Expenses:
Mortality expense risk	29	483	2	5,830	9
charges
Total expenses	29	483	2	5,830	9
Net investment income (loss)	8	(157)	4	2,054	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	1,170	84	19,950	15
Capital gains distributions	116	1,818	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	173	2,988	84	19,950	15
Net unrealized appreciation
(depreciation) of investments	544	10,591	57	112,073	195
Net realized and unrealized gain (loss)
on investments	717	13,579	141	132,023	210
Net increase (decrease) in net assets
resulting from operations	$ 725	$ 13,422	$ 145	$ 134,077	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Adviser Class	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 73	$ 19	$ 7,668	$ 1,424	$ 25
Expenses:
Mortality expense risk	8	4	2,198	268	4
charges
Total expenses	8	4	2,198	268	4
Net investment income (loss)	65	15	5,470	1,156	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(19)	-	2,524	661	5
Capital gains distributions	16	4	1,572	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	4	4,096	661	5
Net unrealized appreciation
(depreciation) of investments	(118)	(27)	(16,754)	1,202	31
Net realized and unrealized gain (loss)
on investments	(121)	(23)	(12,658)	1,863	36
Net increase (decrease) in net assets
resulting from operations	$ (56)	$ (8)	$ (7,188)	$ 3,019	$ 57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class	ING Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 57	$ 2,173	$ 312	$ 9
Expenses:
Mortality expense risk	3	7	562	62	2
charges
Total expenses	3	7	562	62	2
Net investment income (loss)	24	50	1,611	250	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	15	427	188	7
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	15	427	188	7
Net unrealized appreciation
(depreciation) of investments	48	71	3,313	377	54
Net realized and unrealized gain (loss)
on investments	50	86	3,740	565	61
Net increase (decrease) in net assets
resulting from operations	$ 74	$ 136	$ 5,351	$ 815	$ 68

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2025 Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 2,753	$ 322	$ 3	$ 32
Expenses:
Mortality expense risk	3	986	97	1	7
charges
Total expenses	3	986	97	1	7
Net investment income (loss)	14	1,767	225	2	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(266)	655	19	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3	(266)	655	19	2
Net unrealized appreciation
(depreciation) of investments	81	16,037	1,280	23	255
Net realized and unrealized gain (loss)
on investments	84	15,771	1,935	42	257
Net increase (decrease) in net assets
resulting from operations	$ 98	$ 17,538	$ 2,160	$ 44	$ 282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2035 Portfolio - Service Class	ING Solution 2035 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,092	$ 235	$ 2	$ 21	$ 1,339
Expenses:
Mortality expense risk	866	93	-	5	633
charges
Total expenses	866	93	-	5	633
Net investment income (loss)	1,226	142	2	16	706

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	968	7	7	234
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	968	7	7	234
Net unrealized appreciation
(depreciation) of investments	18,458	1,442	15	205	15,565
Net realized and unrealized gain (loss)
on investments	18,456	2,410	22	212	15,799
Net increase (decrease) in net assets
resulting from operations	$ 19,682	$ 2,552	$ 24	$ 228	$ 16,505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution 2045 Portfolio - Service 2 Class	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 129	$ 2	$ 65	$ 6	$ 62
Expenses:
Mortality expense risk	58	1	42	4	26
charges
Total expenses	58	1	42	4	26
Net investment income (loss)	71	1	23	2	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,431	-	278	59	72
Capital gains distributions	-	2	88	9	67
Total realized gain (loss) on investments
and capital gains distributions	1,431	2	366	68	139
Net unrealized appreciation
(depreciation) of investments	510	26	705	45	201
Net realized and unrealized gain (loss)
on investments	1,941	28	1,071	113	340
Net increase (decrease) in net assets
resulting from operations	$ 2,012	$ 29	$ 1,094	$ 115	$ 376

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class	ING Solution Moderately Conservative Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 8	$ 78	$ 518	$ 65	$ 118
Expenses:
Mortality expense risk	1	10	101	11	40
charges
Total expenses	1	10	101	11	40
Net investment income (loss)	7	68	417	54	78

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	10	197	37	108
Capital gains distributions	-	-	-	-	118
Total realized gain (loss) on investments
and capital gains distributions	3	10	197	37	226
Net unrealized appreciation
(depreciation) of investments	6	67	274	12	42
Net realized and unrealized gain (loss)
on investments	9	77	471	49	268
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 145	$ 888	$ 103	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,044	$ 1	$ -	$ 56
Expenses:
Mortality expense risk	2	3,713	5	5	2,595
charges
Total expenses	2	3,713	5	5	2,595
Net investment income (loss)	(1)	(2,669)	(4)	(5)	(2,539)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	81	12,606	29	51	15,644
Capital gains distributions	5	4,104	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	86	16,710	38	51	15,644
Net unrealized appreciation
(depreciation) of investments	46	90,956	172	402	79,037
Net realized and unrealized gain (loss)
on investments	132	107,666	210	453	94,681
Net increase (decrease) in net assets
resulting from operations	$ 131	$ 104,997	$ 206	$ 448	$ 92,142

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Adviser Class	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 6	$ 1,626	$ 4	$ -
Expenses:
Mortality expense risk	19	2	1,089	1	-
charges
Total expenses	19	2	1,089	1	-
Net investment income (loss)	(18)	4	537	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	159	33	(1,177)	7	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	159	33	(1,177)	7	23
Net unrealized appreciation
(depreciation) of investments	951	57	19,663	49	(15)
Net realized and unrealized gain (loss)
on investments	1,110	90	18,486	56	8
Net increase (decrease) in net assets
resulting from operations	$ 1,092	$ 94	$ 19,023	$ 59	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 320	$ -	$ 1	$ 913	$ 1,202
Expenses:
Mortality expense risk	167	-	1	341	689
charges
Total expenses	167	-	1	341	689
Net investment income (loss)	153	-	-	572	513

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,354	3	26	55	(1,906)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16,354	3	26	55	(1,906)
Net unrealized appreciation
(depreciation) of investments	(9,707)	(1)	17	3,067	15,036
Net realized and unrealized gain (loss)
on investments	6,647	2	43	3,122	13,130
Net increase (decrease) in net assets
resulting from operations	$ 6,800	$ 2	$ 43	$ 3,694	$ 13,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S	ING GET U.S. Core Portfolio - Series 11
Net investment income (loss)
Investment Income:
Dividends	$ 1,383	$ 13	$ 17,020	$ 2	$ -
Expenses:
Mortality expense risk	605	5	13,985	9	-
charges
Total expenses	605	5	13,985	9	-
Net investment income (loss)	778	8	3,035	(7)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,847)	104	2,547	1,198	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,847)	104	2,547	1,198	-
Net unrealized appreciation
(depreciation) of investments	10,508	240	318,111	(664)	-
Net realized and unrealized gain (loss)
on investments	8,661	344	320,658	534	-
Net increase (decrease) in net assets
resulting from operations	$ 9,439	$ 352	$ 323,693	$ 527	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 5,398	$ 5	$ 3,823
Expenses:
Mortality expense risk	-	94	3,029	1	3,060
charges
Total expenses	-	94	3,029	1	3,060
Net investment income (loss)	-	(94)	2,369	4	763

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(842)	11,741	18	6,231
Capital gains distributions	-	5,890	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	5,048	11,741	18	6,231
Net unrealized appreciation
(depreciation) of investments	-	(3,069)	67,358	71	89,396
Net realized and unrealized gain (loss)
on investments	-	1,979	79,099	89	95,627
Net increase (decrease) in net assets
resulting from operations	$ -	$ 1,885	$ 81,468	$ 93	$ 96,390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S
Net investment income (loss)
Investment Income:
Dividends	$ 4	$ 1,239	$ 1	$ 531	$ -
Expenses:
Mortality expense risk	2	1,256	1	230	-
charges
Total expenses	2	1,256	1	230	-
Net investment income (loss)	2	(17)	-	301	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	1,325	8	673	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	1,325	8	673	-
Net unrealized appreciation
(depreciation) of investments	115	43,693	61	3,396	1
Net realized and unrealized gain (loss)
on investments	124	45,018	69	4,069	1
Net increase (decrease) in net assets
resulting from operations	$ 126	$ 45,001	$ 69	$ 4,370	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Growth Index Portfolio - Class I	ING Russell™ Large Cap Growth Index Portfolio - Class S	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 142	$ 9	$ 449	$ 1	$ 5
Expenses:
Mortality expense risk	104	3	268	1	4
charges
Total expenses	104	3	268	1	4
Net investment income (loss)	38	6	181	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	735	9	1,338	3	60
Capital gains distributions	-	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	735	9	1,338	3	62
Net unrealized appreciation
(depreciation) of investments	1,983	192	6,588	35	21
Net realized and unrealized gain (loss)
on investments	2,718	201	7,926	38	83
Net increase (decrease) in net assets
resulting from operations	$ 2,756	$ 207	$ 8,107	$ 38	$ 84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I	ING Small Company Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 77	$ 48	$ 375	$ 228	$ 706
Expenses:
Mortality expense risk	53	63	244	157	1,338
charges
Total expenses	53	63	244	157	1,338
Net investment income (loss)	24	(15)	131	71	(632)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	420	541	1,407	587	860
Capital gains distributions	36	-	939	576	10,987
Total realized gain (loss) on investments
and capital gains distributions	456	541	2,346	1,163	11,847
Net unrealized appreciation
(depreciation) of investments	881	1,487	7,141	4,457	32,065
Net realized and unrealized gain (loss)
on investments	1,337	2,028	9,487	5,620	43,912
Net increase (decrease) in net assets
resulting from operations	$ 1,361	$ 2,013	$ 9,618	$ 5,691	$ 43,280

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 199	$ 1,587	$ 5	$ 34
Expenses:
Mortality expense risk	1	92	442	1	884
charges
Total expenses	1	92	442	1	884
Net investment income (loss)	-	107	1,145	4	(850)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(125)	(5,597)	(2)	5,484
Capital gains distributions	20	110	-	-	2,444
Total realized gain (loss) on investments
and capital gains distributions	22	(15)	(5,597)	(2)	7,928
Net unrealized appreciation
(depreciation) of investments	57	(464)	15,690	38	16,439
Net realized and unrealized gain (loss)
on investments	79	(479)	10,093	36	24,367
Net increase (decrease) in net assets
resulting from operations	$ 79	$ (372)	$ 11,238	$ 40	$ 23,517

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ -	$ 3	$ 1
Expenses:
Mortality expense risk	9	305	-	2	4
charges
Total expenses	9	305	-	2	4
Net investment income (loss)	(9)	(305)	-	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	317	3,102	4	3	33
Capital gains distributions	43	2,064	6	7	-
Total realized gain (loss) on investments
and capital gains distributions	360	5,166	10	10	33
Net unrealized appreciation
(depreciation) of investments	67	6,273	20	13	53
Net realized and unrealized gain (loss)
on investments	427	11,439	30	23	86
Net increase (decrease) in net assets
resulting from operations	$ 418	$ 11,134	$ 30	$ 24	$ 83

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 2	$ 1	$ 7	$ -
Expenses:
Mortality expense risk	-	2	1	2	-
charges
Total expenses	-	2	1	2	-
Net investment income (loss)	2	-	-	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	2	(7)	-
Capital gains distributions	1	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	1	1	2	(6)	-
Net unrealized appreciation
(depreciation) of investments	(2)	34	17	(15)	-
Net realized and unrealized gain (loss)
on investments	(1)	35	19	(21)	-
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 35	$ 19	$ (16)	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ -	$ 3	$ -	$ 1
Expenses:
Mortality expense risk	29	3	126	2	1
charges
Total expenses	29	3	126	2	1
Net investment income (loss)	(16)	(3)	(123)	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	296	13	552	3	-
Capital gains distributions	-	36	1,272	43	-
Total realized gain (loss) on investments
and capital gains distributions	296	49	1,824	46	-
Net unrealized appreciation
(depreciation) of investments	936	40	2,154	36	(2)
Net realized and unrealized gain (loss)
on investments	1,232	89	3,978	82	(2)
Net increase (decrease) in net assets
resulting from operations	$ 1,216	$ 86	$ 3,855	$ 80	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net investment income (loss)
Investment Income:
Dividends	$ 4	$ -	$ 1	$ 405	$ -
Expenses:
Mortality expense risk	8	12	2	942	-
charges
Total expenses	8	12	2	942	-
Net investment income (loss)	(4)	(12)	(1)	(537)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	151	74	6	(309)	2
Capital gains distributions	-	326	37	-	30
Total realized gain (loss) on investments
and capital gains distributions	151	400	43	(309)	32
Net unrealized appreciation
(depreciation) of investments	101	(8)	20	26,886	127
Net realized and unrealized gain (loss)
on investments	252	392	63	26,577	159
Net increase (decrease) in net assets
resulting from operations	$ 248	$ 380	$ 62	$ 26,040	$ 159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 23	$ 1	$ 139	$ 12
Expenses:
Mortality expense risk	4	8	1	118	9
charges
Total expenses	4	8	1	118	9
Net investment income (loss)	(1)	15	-	21	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	(1)	-	654	240
Capital gains distributions	7	20	13	1,241	109
Total realized gain (loss) on investments
and capital gains distributions	52	19	13	1,895	349
Net unrealized appreciation
(depreciation) of investments	88	(18)	32	1,684	177
Net realized and unrealized gain (loss)
on investments	140	1	45	3,579	526
Net increase (decrease) in net assets
resulting from operations	$ 139	$ 16	$ 45	$ 3,600	$ 529

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	New Perspective Fund - Class R-4	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 872	$ -	$ 267	$ 172	$ -
Expenses:
Mortality expense risk	832	2	2,843	166	-
charges
Total expenses	832	2	2,843	166	-
Net investment income (loss)	40	(2)	(2,576)	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	107	(4,297)	496	(3)
Capital gains distributions	5,123	4	1,314	188	-
Total realized gain (loss) on investments
and capital gains distributions	5,061	111	(2,983)	684	(3)
Net unrealized appreciation
(depreciation) of investments	18,214	(49)	24,650	2,350	(7)
Net realized and unrealized gain (loss)
on investments	23,275	62	21,667	3,034	(10)
Net increase (decrease) in net assets
resulting from operations	$ 23,315	$ 60	$ 19,091	$ 3,040	$ (10)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ -	$ 3	$ 5	$ 1
Expenses:
Mortality expense risk	1	1	2	1	1
charges
Total expenses	1	1	2	1	1
Net investment income (loss)	4	(1)	1	4	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	2	1	1	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	2	1	1	2
Net unrealized appreciation
(depreciation) of investments	(9)	12	55	(6)	17
Net realized and unrealized gain (loss)
on investments	(11)	14	56	(5)	19
Net increase (decrease) in net assets
resulting from operations	$ (7)	$ 13	$ 57	$ (1)	$ 19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 142	$ 60	$ 387	$ 2,797	$ 82
Expenses:
Mortality expense risk	154	31	490	1,715	29
charges
Total expenses	154	31	490	1,715	29
Net investment income (loss)	(12)	29	(103)	1,082	53

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	985	99	100	7,260	34
Capital gains distributions	187	314	5,189	1,223	146
Total realized gain (loss) on investments
and capital gains distributions	1,172	413	5,289	8,483	180
Net unrealized appreciation
(depreciation) of investments	4,192	414	1,581	(31,921)	441
Net realized and unrealized gain (loss)
on investments	5,364	827	6,870	(23,438)	621
Net increase (decrease) in net assets
resulting from operations	$ 5,352	$ 856	$ 6,767	$ (22,356)	$ 674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K
Net investment income (loss)
Investment Income:
Dividends	$ 100	$ 60	$ 161	$ 1,587	$ 130
Expenses:
Mortality expense risk	13	8	123	295	71
charges
Total expenses	13	8	123	295	71
Net investment income (loss)	87	52	38	1,292	59

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	13	340	(21)	503
Capital gains distributions	68	19	-	1,775	-
Total realized gain (loss) on investments
and capital gains distributions	171	32	340	1,754	503
Net unrealized appreciation
(depreciation) of investments	(28)	(71)	(913)	39	1,655
Net realized and unrealized gain (loss)
on investments	143	(39)	(573)	1,793	2,158
Net increase (decrease) in net assets
resulting from operations	$ 230	$ 13	$ (535)	$ 3,085	$ 2,217

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 2	$ 3	$ 24
Expenses:
Mortality expense risk	-	101	5	3	10
charges
Total expenses	-	101	5	3	10
Net investment income (loss)	-	(101)	(3)	-	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	365	80	34	102
Capital gains distributions	-	575	40	15	63
Total realized gain (loss) on investments
and capital gains distributions	-	940	120	49	165
Net unrealized appreciation
(depreciation) of investments	-	1,605	115	30	171
Net realized and unrealized gain (loss)
on investments	-	2,545	235	79	336
Net increase (decrease) in net assets
resulting from operations	$ -	$ 2,444	$ 232	$ 79	$ 350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 1,683	$ 8,207	$ -	$ -	$ 2
Expenses:
Mortality expense risk	179	1,992	-	64	1
charges
Total expenses	179	1,992	-	64	1
Net investment income (loss)	1,504	6,215	-	(64)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	1,806	-	(2,926)	-
Capital gains distributions	9	47	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	1,853	-	(2,926)	-
Net unrealized appreciation
(depreciation) of investments	(907)	(5,834)	6	(1,813)	23
Net realized and unrealized gain (loss)
on investments	(902)	(3,981)	6	(4,739)	23
Net increase (decrease) in net assets
resulting from operations	$ 602	$ 2,234	$ 6	$ (4,803)	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Small Company Opportunity Fund - Class R	Wanger International	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$ 12	$ -	$ -	$ 1,082	$ 252
Expenses:
Mortality expense risk	4	-	-	323	734
charges
Total expenses	4	-	-	323	734
Net investment income (loss)	8	-	-	759	(482)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	7	-	1,101	1,217
Capital gains distributions	-	2	1	2,753	1,276
Total realized gain (loss) on investments
and capital gains distributions	87	9	1	3,854	2,493
Net unrealized appreciation
(depreciation) of investments	(2)	2	3	3,215	23,722
Net realized and unrealized gain (loss)
on investments	85	11	4	7,069	26,215
Net increase (decrease) in net assets
resulting from operations	$ 93	$ 11	$ 4	$ 7,828	$ 25,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2013

(Dollars in thousands)

	Wanger USA	Washington Mutual Investors Fund - Class R-3	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 91	$ 90	$ 2,511	$ -	$ 125
Expenses:
Mortality expense risk	508	22	1,101	1	1,146
charges
Total expenses	508	22	1,101	1	1,146
Net investment income (loss)	(417)	68	1,410	(1)	(1,021)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,131	302	1,611	20	214
Capital gains distributions	5,803	92	2,302	11	6,994
Total realized gain (loss) on investments
and capital gains distributions	6,934	394	3,913	31	7,208
Net unrealized appreciation
(depreciation) of investments	12,172	730	23,143	(12)	26,823
Net realized and unrealized gain (loss)
on investments	19,106	1,124	27,056	19	34,031
Net increase (decrease) in net assets
resulting from operations	$ 18,689	$ 1,192	$ 28,466	$ 18	$ 33,010

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2012	$ 4,891	$ 32	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3
Net unrealized appreciation (depreciation)
of investments	17	(3)	-	(1)
Net increase (decrease) in net assets resulting from	439	5	-	2
operations
Changes from principal transactions:
Total unit transactions	(778)	(11)	30	34
Increase (decrease) in net assets derived from
principal transactions	(778)	(11)	30	34
Total increase (decrease) in net assets	(339)	(6)	30	36
Net assets at December 31, 2012	4,552	26	30	36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	698	3	1	6
Net unrealized appreciation (depreciation)
of investments	553	7	18	6
Net increase (decrease) in net assets resulting from	1,206	10	21	12
operations
Changes from principal transactions:
Total unit transactions	(1,184)	2	166	15
Increase (decrease) in net assets derived from
principal transactions	(1,184)	2	166	15
Total increase (decrease) in net assets	22	12	187	27
Net assets at December 31, 2013	$ 4,574	$ 38	$ 217	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net assets at January 1, 2012	$ 176	$ 82	$ -	$ 34,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	(138)	(24)
Total realized gain (loss) on investments
and capital gains distributions	27	13	(115)	725
Net unrealized appreciation (depreciation)
of investments	12	6	(476)	3,530
Net increase (decrease) in net assets resulting from	38	18	(729)	4,231
operations
Changes from principal transactions:
Total unit transactions	20	41	20,484	(4,339)
Increase (decrease) in net assets derived from
principal transactions	20	41	20,484	(4,339)
Total increase (decrease) in net assets	58	59	19,755	(108)
Net assets at December 31, 2012	234	141	19,755	34,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2)	(129)	131
Total realized gain (loss) on investments
and capital gains distributions	41	26	349	1,550
Net unrealized appreciation (depreciation)
of investments	59	56	7,115	7,604
Net increase (decrease) in net assets resulting from	99	80	7,335	9,285
operations
Changes from principal transactions:
Total unit transactions	23	97	(1,025)	(3,816)
Increase (decrease) in net assets derived from
principal transactions	23	97	(1,025)	(3,816)
Total increase (decrease) in net assets	122	177	6,310	5,469
Net assets at December 31, 2013	$ 356	$ 318	$ 26,065	$ 40,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund, Inc. - Class A	AllianceBernstein Growth and Income Portfolio - Class A
Net assets at January 1, 2012	$ -	$ 1,622	$ 172	$ 473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(17)	-	2
Total realized gain (loss) on investments
and capital gains distributions	2	45	9	11
Net unrealized appreciation (depreciation)
of investments	10	207	19	63
Net increase (decrease) in net assets resulting from	14	235	28	76
operations
Changes from principal transactions:
Total unit transactions	478	173	1	(73)
Increase (decrease) in net assets derived from
principal transactions	478	173	1	(73)
Total increase (decrease) in net assets	492	408	29	3
Net assets at December 31, 2012	492	2,030	201	476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	49	417	38	66
Net unrealized appreciation (depreciation)
of investments	127	492	14	87
Net increase (decrease) in net assets resulting from	174	876	51	153
operations
Changes from principal transactions:
Total unit transactions	57	1,306	(69)	45
Increase (decrease) in net assets derived from
principal transactions	57	1,306	(69)	45
Total increase (decrease) in net assets	231	2,182	(18)	198
Net assets at December 31, 2013	$ 723	$ 4,212	$ 183	$ 674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund
Net assets at January 1, 2012	$ 179	$ 3,063	$ 395	$ 27,822

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	40	1	(229)
Total realized gain (loss) on investments
and capital gains distributions	3	358	61	726
Net unrealized appreciation (depreciation)
of investments	16	(45)	(27)	2,456
Net increase (decrease) in net assets resulting from	22	353	35	2,953
operations
Changes from principal transactions:
Total unit transactions	5	(3,381)	(30)	4,614
Increase (decrease) in net assets derived from
principal transactions	5	(3,381)	(30)	4,614
Total increase (decrease) in net assets	27	(3,028)	5	7,567
Net assets at December 31, 2012	206	35	400	35,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	9	4	66	2,988
Net unrealized appreciation (depreciation)
of investments	44	5	63	4,468
Net increase (decrease) in net assets resulting from	56	10	130	7,321
operations
Changes from principal transactions:
Total unit transactions	(16)	(20)	54	(2,949)
Increase (decrease) in net assets derived from
principal transactions	(16)	(20)	54	(2,949)
Total increase (decrease) in net assets	40	(10)	184	4,372
Net assets at December 31, 2013	$ 246	$ 25	$ 584	$ 39,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Amana Income Fund	American Balanced Fund® - Class R-3	American Century Inflation-Adjusted Bond Fund - Investor Class	American Century Income & Growth Fund - A Class
Net assets at January 1, 2012	$ 40,417	$ 5,726	$ 43,588	$ 5,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	60	657	48
Total realized gain (loss) on investments
and capital gains distributions	722	27	1,442	(134)
Net unrealized appreciation (depreciation)
of investments	2,751	640	491	800
Net increase (decrease) in net assets resulting from	3,811	727	2,590	714
operations
Changes from principal transactions:
Total unit transactions	7,737	(682)	8,410	329
Increase (decrease) in net assets derived from
principal transactions	7,737	(682)	8,410	329
Total increase (decrease) in net assets	11,548	45	11,000	1,043
Net assets at December 31, 2012	51,965	5,771	54,588	6,374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371	54	62	71
Total realized gain (loss) on investments
and capital gains distributions	1,879	119	1,097	(51)
Net unrealized appreciation (depreciation)
of investments	13,098	1,055	(5,842)	2,269
Net increase (decrease) in net assets resulting from	15,348	1,228	(4,683)	2,289
operations
Changes from principal transactions:
Total unit transactions	5,113	354	(17,045)	986
Increase (decrease) in net assets derived from
principal transactions	5,113	354	(17,045)	986
Total increase (decrease) in net assets	20,461	1,582	(21,728)	3,275
Net assets at December 31, 2013	$ 72,426	$ 7,353	$ 32,860	$ 9,649

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fundamental Investors - Class R-3	Fundamental Investors - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class
Net assets at January 1, 2012	$ 1,093	$ 32,351	$ 6	$ 679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	135	1	-
Total realized gain (loss) on investments
and capital gains distributions	55	1,817	-	160
Net unrealized appreciation (depreciation)
of investments	117	3,203	1	(31)
Net increase (decrease) in net assets resulting from	178	5,155	2	129
operations
Changes from principal transactions:
Total unit transactions	(68)	(222)	53	58
Increase (decrease) in net assets derived from
principal transactions	(68)	(222)	53	58
Total increase (decrease) in net assets	110	4,933	55	187
Net assets at December 31, 2012	1,203	37,284	61	866

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	218	7	(1)
Total realized gain (loss) on investments
and capital gains distributions	108	3,287	22	205
Net unrealized appreciation (depreciation)
of investments	312	8,071	51	105
Net increase (decrease) in net assets resulting from	430	11,576	80	309
operations
Changes from principal transactions:
Total unit transactions	303	2,336	747	(435)
Increase (decrease) in net assets derived from
principal transactions	303	2,336	747	(435)
Total increase (decrease) in net assets	733	13,912	827	(126)
Net assets at December 31, 2013	$ 1,936	$ 51,196	$ 888	$ 740

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2012	$ 3,064	$ 2,674	$ 5,556	$ 487

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	16	5	12
Total realized gain (loss) on investments
and capital gains distributions	(59)	76	293	16
Net unrealized appreciation (depreciation)
of investments	614	680	661	51
Net increase (decrease) in net assets resulting from	553	772	959	79
operations
Changes from principal transactions:
Total unit transactions	(289)	1,597	2,377	448
Increase (decrease) in net assets derived from
principal transactions	(289)	1,597	2,377	448
Total increase (decrease) in net assets	264	2,369	3,336	527
Net assets at December 31, 2012	3,328	5,043	8,892	1,014

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	12	(184)	13
Total realized gain (loss) on investments
and capital gains distributions	726	439	3,506	33
Net unrealized appreciation (depreciation)
of investments	1,692	1,143	3,023	210
Net increase (decrease) in net assets resulting from	2,392	1,594	6,345	256
operations
Changes from principal transactions:
Total unit transactions	4,847	3,647	18,198	164
Increase (decrease) in net assets derived from
principal transactions	4,847	3,647	18,198	164
Total increase (decrease) in net assets	7,239	5,241	24,543	420
Net assets at December 31, 2013	$ 10,567	$ 10,284	$ 33,435	$ 1,434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of America - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM, Inc. - Class R-3
Net assets at January 1, 2012	$ 7,480	$ 9,219	$ 44,041	$ 415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(60)	162	79	7
Total realized gain (loss) on investments
and capital gains distributions	425	99	275	6
Net unrealized appreciation (depreciation)
of investments	654	214	3,725	62
Net increase (decrease) in net assets resulting from	1,019	475	4,079	75
operations
Changes from principal transactions:
Total unit transactions	1,265	1,260	(1,946)	23
Increase (decrease) in net assets derived from
principal transactions	1,265	1,260	(1,946)	23
Total increase (decrease) in net assets	2,284	1,735	2,133	98
Net assets at December 31, 2012	9,764	10,954	46,174	513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	135	(2)	10
Total realized gain (loss) on investments
and capital gains distributions	1,976	141	5,099	12
Net unrealized appreciation (depreciation)
of investments	1,750	(591)	2,569	104
Net increase (decrease) in net assets resulting from	3,649	(315)	7,666	126
operations
Changes from principal transactions:
Total unit transactions	2,703	(1,395)	(1,140)	46
Increase (decrease) in net assets derived from
principal transactions	2,703	(1,395)	(1,140)	46
Total increase (decrease) in net assets	6,352	(1,710)	6,526	172
Net assets at December 31, 2013	$ 16,116	$ 9,244	$ 52,700	$ 685

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Cohen & Steers Realty Shares	ColumbiaSM Acorn Fund® - Class A	ColumbiaSM Acorn Fund® - Class Z	Columbia Mid Cap Value Fund - Class A
Net assets at January 1, 2012	$ 677	$ 69	$ 10,848	$ 3,805

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(1)	-	(9)
Total realized gain (loss) on investments
and capital gains distributions	211	5	740	344
Net unrealized appreciation (depreciation)
of investments	(80)	7	476	236
Net increase (decrease) in net assets resulting from	151	11	1,216	571
operations
Changes from principal transactions:
Total unit transactions	1,310	5	(12,025)	(255)
Increase (decrease) in net assets derived from
principal transactions	1,310	5	(12,025)	(255)
Total increase (decrease) in net assets	1,461	16	(10,809)	316
Net assets at December 31, 2012	2,138	85	39	4,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	(1)	(1)	(27)
Total realized gain (loss) on investments
and capital gains distributions	118	8	3	1,265
Net unrealized appreciation (depreciation)
of investments	(144)	17	9	222
Net increase (decrease) in net assets resulting from	10	24	11	1,460
operations
Changes from principal transactions:
Total unit transactions	286	(6)	4	399
Increase (decrease) in net assets derived from
principal transactions	286	(6)	4	399
Total increase (decrease) in net assets	296	18	15	1,859
Net assets at December 31, 2013	$ 2,434	$ 103	$ 54	$ 5,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2012	$ 5,363	$ 216	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	389	5	7	-
Net unrealized appreciation (depreciation)
of investments	103	28	(8)	-
Net increase (decrease) in net assets resulting from	512	33	2	-
operations
Changes from principal transactions:
Total unit transactions	(5,874)	(17)	799	-
Increase (decrease) in net assets derived from
principal transactions	(5,874)	(17)	799	-
Total increase (decrease) in net assets	(5,362)	16	801	-
Net assets at December 31, 2012	1	232	801	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	41	-
Total realized gain (loss) on investments
and capital gains distributions	-	51	(48)	2
Net unrealized appreciation (depreciation)
of investments	-	25	(34)	6
Net increase (decrease) in net assets resulting from	-	75	(41)	8
operations
Changes from principal transactions:
Total unit transactions	1	6	1,127	101
Increase (decrease) in net assets derived from
principal transactions	1	6	1,127	101
Total increase (decrease) in net assets	1	81	1,086	109
Net assets at December 31, 2013	$ 2	$ 313	$ 1,887	$ 109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	DWS Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2012	$ 136	$ 24	$ 400	$ 46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	4	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	1	2	1
Net unrealized appreciation (depreciation)
of investments	34	3	53	8
Net increase (decrease) in net assets resulting from	33	4	59	10
operations
Changes from principal transactions:
Total unit transactions	55	-	32	42
Increase (decrease) in net assets derived from
principal transactions	55	-	32	42
Total increase (decrease) in net assets	88	4	91	52
Net assets at December 31, 2012	224	28	491	98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17
Net unrealized appreciation (depreciation)
of investments	56	15	145	13
Net increase (decrease) in net assets resulting from	67	21	155	30
operations
Changes from principal transactions:
Total unit transactions	89	79	30	3
Increase (decrease) in net assets derived from
principal transactions	89	79	30	3
Total increase (decrease) in net assets	156	100	185	33
Net assets at December 31, 2013	$ 380	$ 128	$ 676	$ 131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity® Advisor New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2012	$ 9,736	$ 235,342	$ 259	$ 256,279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	2,371	(5)	5,496
Total realized gain (loss) on investments
and capital gains distributions	(1,099)	(3,415)	7	10,716
Net unrealized appreciation (depreciation)
of investments	2,429	43,042	41	23,385
Net increase (decrease) in net assets resulting from	1,408	41,998	43	39,597
operations
Changes from principal transactions:
Total unit transactions	(2,394)	(8,726)	163	(31,324)
Increase (decrease) in net assets derived from
principal transactions	(2,394)	(8,726)	163	(31,324)
Total increase (decrease) in net assets	(986)	33,272	206	8,273
Net assets at December 31, 2012	8,750	268,614	465	264,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	459	(7)	4,268
Total realized gain (loss) on investments
and capital gains distributions	892	(691)	113	17,227
Net unrealized appreciation (depreciation)
of investments	555	51,226	55	47,229
Net increase (decrease) in net assets resulting from	1,460	50,994	161	68,724
operations
Changes from principal transactions:
Total unit transactions	(1,548)	(4,948)	103	(26,669)
Increase (decrease) in net assets derived from
principal transactions	(1,548)	(4,948)	103	(26,669)
Total increase (decrease) in net assets	(88)	46,046	264	42,055
Net assets at December 31, 2013	$ 8,662	$ 314,660	$ 729	$ 306,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2012	$ 214,512	$ 9,729	$ 27,985	$ 988,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(877)	562	276	4,722
Total realized gain (loss) on investments
and capital gains distributions	2,742	378	(2,636)	10,447
Net unrealized appreciation (depreciation)
of investments	26,800	392	7,492	134,125
Net increase (decrease) in net assets resulting from	28,665	1,332	5,132	149,294
operations
Changes from principal transactions:
Total unit transactions	(18,100)	1,106	(3,738)	(52,156)
Increase (decrease) in net assets derived from
principal transactions	(18,100)	1,106	(3,738)	(52,156)
Total increase (decrease) in net assets	10,565	2,438	1,394	97,138
Net assets at December 31, 2012	225,077	12,167	29,379	1,085,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,690)	520	143	1,964
Total realized gain (loss) on investments
and capital gains distributions	10,773	315	(1,965)	23,779
Net unrealized appreciation (depreciation)
of investments	65,870	(312)	10,114	291,519
Net increase (decrease) in net assets resulting from	74,953	523	8,292	317,262
operations
Changes from principal transactions:
Total unit transactions	(25,029)	(1,336)	(1,359)	(82,018)
Increase (decrease) in net assets derived from
principal transactions	(25,029)	(1,336)	(1,359)	(82,018)
Total increase (decrease) in net assets	49,924	(813)	6,933	235,244
Net assets at December 31, 2013	$ 275,001	$ 11,354	$ 36,312	$ 1,320,713

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Mutual Global Discovery Fund - Class R
Net assets at January 1, 2012	$ 103,342	$ 18,110	$ 20,844	$ 2,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,184	127	111	18
Total realized gain (loss) on investments
and capital gains distributions	3,514	1,280	243	350
Net unrealized appreciation (depreciation)
of investments	10,383	1,266	1,971	(55)
Net increase (decrease) in net assets resulting from	15,081	2,673	2,325	313
operations
Changes from principal transactions:
Total unit transactions	(2,664)	(184)	(577)	(694)
Increase (decrease) in net assets derived from
principal transactions	(2,664)	(184)	(577)	(694)
Total increase (decrease) in net assets	12,417	2,489	1,748	(381)
Net assets at December 31, 2012	115,759	20,599	22,592	2,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,072	127	97	17
Total realized gain (loss) on investments
and capital gains distributions	4,779	3,793	428	319
Net unrealized appreciation (depreciation)
of investments	30,085	3,481	2,542	210
Net increase (decrease) in net assets resulting from	35,936	7,401	3,067	546
operations
Changes from principal transactions:
Total unit transactions	1,981	(145)	(2,409)	(355)
Increase (decrease) in net assets derived from
principal transactions	1,981	(145)	(2,409)	(355)
Total increase (decrease) in net assets	37,917	7,256	658	191
Net assets at December 31, 2013	$ 153,676	$ 27,855	$ 23,250	$ 2,610

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Growth Fund of America - Class R-3	Growth Fund of America - Class R-4
Net assets at January 1, 2012	$ 673	$ 109,148	$ 14,365	$ 271,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(88)	(28)	(491)
Total realized gain (loss) on investments
and capital gains distributions	108	(2,989)	(191)	2,413
Net unrealized appreciation (depreciation)
of investments	(28)	20,357	2,681	48,646
Net increase (decrease) in net assets resulting from	76	17,280	2,462	50,568
operations
Changes from principal transactions:
Total unit transactions	(196)	(16,316)	(4,454)	(35,110)
Increase (decrease) in net assets derived from
principal transactions	(196)	(16,316)	(4,454)	(35,110)
Total increase (decrease) in net assets	(120)	964	(1,992)	15,458
Net assets at December 31, 2012	553	110,112	12,373	287,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	497	(81)	(1,953)
Total realized gain (loss) on investments
and capital gains distributions	156	4,350	1,965	27,868
Net unrealized appreciation (depreciation)
of investments	59	33,299	2,073	65,718
Net increase (decrease) in net assets resulting from	211	38,146	3,957	91,633
operations
Changes from principal transactions:
Total unit transactions	(5)	(4,257)	(416)	(14,877)
Increase (decrease) in net assets derived from
principal transactions	(5)	(4,257)	(416)	(14,877)
Total increase (decrease) in net assets	206	33,889	3,541	76,756
Net assets at December 31, 2013	$ 759	$ 144,001	$ 15,914	$ 363,914

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America - Class R-3	ING Balanced Portfolio - Class I
Net assets at January 1, 2012	$ 173	$ 28	$ 2,121	$ 299,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	55	6,116
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658
Net unrealized appreciation (depreciation)
of investments	40	1	53	28,971
Net increase (decrease) in net assets resulting from	33	9	212	35,745
operations
Changes from principal transactions:
Total unit transactions	(47)	224	(348)	(29,746)
Increase (decrease) in net assets derived from
principal transactions	(47)	224	(348)	(29,746)
Total increase (decrease) in net assets	(14)	233	(136)	5,999
Net assets at December 31, 2012	159	261	1,985	305,260

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	2	53	3,429
Total realized gain (loss) on investments
and capital gains distributions	72	73	82	3,552
Net unrealized appreciation (depreciation)
of investments	(9)	(2)	207	37,873
Net increase (decrease) in net assets resulting from	62	73	342	44,854
operations
Changes from principal transactions:
Total unit transactions	(221)	(330)	65	(33,009)
Increase (decrease) in net assets derived from
principal transactions	(221)	(330)	65	(33,009)
Total increase (decrease) in net assets	(159)	(257)	407	11,845
Net assets at December 31, 2013	$ -	$ 4	$ 2,392	$ 317,105

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Growth Opportunities Fund - Class A	ING Large Cap Value Fund - Class A	ING MidCap Opportunities Fund - Class A	ING Real Estate Fund - Class A
Net assets at January 1, 2012	$ -	$ -	$ -	$ 2,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	34
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	310
Net unrealized appreciation (depreciation)
of investments	-	-	-	(47)
Net increase (decrease) in net assets resulting from	-	-	-	297
operations
Changes from principal transactions:
Total unit transactions	63	-	-	(441)
Increase (decrease) in net assets derived from
principal transactions	63	-	-	(441)
Total increase (decrease) in net assets	63	-	-	(144)
Net assets at December 31, 2012	63	-	-	1,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	34
Total realized gain (loss) on investments
and capital gains distributions	6	-	-	164
Net unrealized appreciation (depreciation)
of investments	16	-	-	(180)
Net increase (decrease) in net assets resulting from	21	-	-	18
operations
Changes from principal transactions:
Total unit transactions	23	6	1	(64)
Increase (decrease) in net assets derived from
principal transactions	23	6	1	(64)
Total increase (decrease) in net assets	44	6	1	(46)
Net assets at December 31, 2013	$ 107	$ 6	$ 1	$ 1,908

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Value Choice Fund - Class A	ING GNMA Income Fund - Class A	ING Intermediate Bond Fund - Class A	ING Intermediate Bond Portfolio - Class I
Net assets at January 1, 2012	$ 3	$ 4,837	$ 3,356	$ 386,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	131	130	14,612
Total realized gain (loss) on investments
and capital gains distributions	-	105	149	(1,690)
Net unrealized appreciation (depreciation)
of investments	-	(133)	(27)	19,014
Net increase (decrease) in net assets resulting from	-	103	252	31,936
operations
Changes from principal transactions:
Total unit transactions	1	(484)	(358)	(10,406)
Increase (decrease) in net assets derived from
principal transactions	1	(484)	(358)	(10,406)
Total increase (decrease) in net assets	1	(381)	(106)	21,530
Net assets at December 31, 2012	4	4,456	3,250	408,463

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	108	60	8,549
Total realized gain (loss) on investments
and capital gains distributions	-	(15)	83	(1,699)
Net unrealized appreciation (depreciation)
of investments	1	(202)	(197)	(11,051)
Net increase (decrease) in net assets resulting from	1	(109)	(54)	(4,201)
operations
Changes from principal transactions:
Total unit transactions	(5)	(526)	(1,190)	(56,068)
Increase (decrease) in net assets derived from
principal transactions	(5)	(526)	(1,190)	(56,068)
Total increase (decrease) in net assets	(4)	(635)	(1,244)	(60,269)
Net assets at December 31, 2013	$ -	$ 3,821	$ 2,006	$ 348,194

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Intermediate Bond Portfolio - Class S	ING BlackRock Health Sciences Opportunities Portfolio - Service Class	ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	ING BlackRock Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2012	$ 922	$ 11,294	$ 74	$ 82,025

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(15)	-	(270)
Total realized gain (loss) on investments
and capital gains distributions	5	659	4	(1,914)
Net unrealized appreciation (depreciation)
of investments	34	1,411	(1)	13,222
Net increase (decrease) in net assets resulting from	85	2,055	3	11,038
operations
Changes from principal transactions:
Total unit transactions	195	1,120	20	(7,134)
Increase (decrease) in net assets derived from
principal transactions	195	1,120	20	(7,134)
Total increase (decrease) in net assets	280	3,175	23	3,904
Net assets at December 31, 2012	1,202	14,469	97	85,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(208)	-	301
Total realized gain (loss) on investments
and capital gains distributions	33	3,070	3	(184)
Net unrealized appreciation (depreciation)
of investments	(69)	5,179	(10)	25,760
Net increase (decrease) in net assets resulting from	(8)	8,041	(7)	25,877
operations
Changes from principal transactions:
Total unit transactions	(201)	10,698	(25)	(9,822)
Increase (decrease) in net assets derived from
principal transactions	(201)	10,698	(25)	(9,822)
Total increase (decrease) in net assets	(209)	18,739	(32)	16,055
Net assets at December 31, 2013	$ 993	$ 33,208	$ 65	$ 101,984

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING BlackRock Large Cap Growth Portfolio - Service Class	ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Clarion Global Real Estate Portfolio - Adviser Class	ING Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2012	$ 551	$ 261	$ 2	$ 55,561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(57)
Total realized gain (loss) on investments
and capital gains distributions	1	12	-	(3)
Net unrealized appreciation (depreciation)
of investments	72	24	1	14,659
Net increase (decrease) in net assets resulting from	73	36	1	14,599
operations
Changes from principal transactions:
Total unit transactions	(122)	(3)	4	7,650
Increase (decrease) in net assets derived from
principal transactions	(122)	(3)	4	7,650
Total increase (decrease) in net assets	(49)	33	5	22,249
Net assets at December 31, 2012	502	294	7	77,810

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	-	4,122
Total realized gain (loss) on investments
and capital gains distributions	26	23	-	877
Net unrealized appreciation (depreciation)
of investments	62	62	-	(2,778)
Net increase (decrease) in net assets resulting from	90	87	-	2,221
operations
Changes from principal transactions:
Total unit transactions	(304)	(52)	(1)	2,568
Increase (decrease) in net assets derived from
principal transactions	(304)	(52)	(1)	2,568
Total increase (decrease) in net assets	(214)	35	(1)	4,789
Net assets at December 31, 2013	$ 288	$ 329	$ 6	$ 82,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Clarion Real Estate Portfolio - Adviser Class	ING Clarion Real Estate Portfolio - Institutional Class	ING Clarion Real Estate Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Net assets at January 1, 2012	$ 18	$ 2,157	$ 48,009	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	68	203
Total realized gain (loss) on investments
and capital gains distributions	-	83	1,460	9
Net unrealized appreciation (depreciation)
of investments	3	228	5,407	747
Net increase (decrease) in net assets resulting from	3	317	6,935	959
operations
Changes from principal transactions:
Total unit transactions	20	(171)	(560)	26,785
Increase (decrease) in net assets derived from
principal transactions	20	(171)	(560)	26,785
Total increase (decrease) in net assets	23	146	6,375	27,744
Net assets at December 31, 2012	41	2,303	54,384	27,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	13	253	92
Total realized gain (loss) on investments
and capital gains distributions	1	151	4,992	1,104
Net unrealized appreciation (depreciation)
of investments	(1)	(120)	(4,567)	8,741
Net increase (decrease) in net assets resulting from	-	44	678	9,937
operations
Changes from principal transactions:
Total unit transactions	(3)	(419)	(4,849)	(1,212)
Increase (decrease) in net assets derived from
principal transactions	(3)	(419)	(4,849)	(1,212)
Total increase (decrease) in net assets	(3)	(375)	(4,171)	8,725
Net assets at December 31, 2013	$ 38	$ 1,928	$ 50,213	$ 36,469

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Global Resources Portfolio - Adviser Class	ING Global Resources Portfolio - Institutional Class
Net assets at January 1, 2012	$ 64,098	$ 12	$ 2	$ 30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(241)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6,808	-	-	(1)
Net unrealized appreciation (depreciation)
of investments	1,405	2	-	-
Net increase (decrease) in net assets resulting from	7,972	2	-	(1)
operations
Changes from principal transactions:
Total unit transactions	(23,579)	(6)	-	(3)
Increase (decrease) in net assets derived from
principal transactions	(23,579)	(6)	-	(3)
Total increase (decrease) in net assets	(15,607)	(4)	-	(4)
Net assets at December 31, 2012	48,491	8	2	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(247)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,729	-	-	-
Net unrealized appreciation (depreciation)
of investments	12,595	8	-	3
Net increase (decrease) in net assets resulting from	16,077	8	-	3
operations
Changes from principal transactions:
Total unit transactions	(4,916)	22	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(4,916)	22	(1)	(1)
Total increase (decrease) in net assets	11,161	30	(1)	2
Net assets at December 31, 2013	$ 59,652	$ 38	$ 1	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Global Resources Portfolio - Service Class	ING Invesco Growth and Income Portfolio - Institutional Class	ING Invesco Growth and Income Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net assets at January 1, 2012	$ 122,291	$ -	$ 19,901	$ 286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(243)	(9)	246	(1)
Total realized gain (loss) on investments
and capital gains distributions	(7,450)	3	1,289	1
Net unrealized appreciation (depreciation)
of investments	3,008	195	1,128	54
Net increase (decrease) in net assets resulting from	(4,685)	189	2,663	54
operations
Changes from principal transactions:
Total unit transactions	(15,872)	6,379	(4,723)	(33)
Increase (decrease) in net assets derived from
principal transactions	(15,872)	6,379	(4,723)	(33)
Total increase (decrease) in net assets	(20,557)	6,568	(2,060)	21
Net assets at December 31, 2012	101,734	6,568	17,841	307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	103	94	1
Total realized gain (loss) on investments
and capital gains distributions	(7,064)	163	1,502	1
Net unrealized appreciation (depreciation)
of investments	18,734	2,335	4,579	(18)
Net increase (decrease) in net assets resulting from	11,609	2,601	6,175	(16)
operations
Changes from principal transactions:
Total unit transactions	(15,676)	3,088	1,929	(26)
Increase (decrease) in net assets derived from
principal transactions	(15,676)	3,088	1,929	(26)
Total increase (decrease) in net assets	(4,067)	5,689	8,104	(42)
Net assets at December 31, 2013	$ 97,667	$ 12,257	$ 25,945	$ 265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2012	$ 28,902	$ 23,894	$ 9	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(318)	(264)	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	(562)	(448)	-	10
Net unrealized appreciation (depreciation)
of investments	5,934	4,740	2	360
Net increase (decrease) in net assets resulting from	5,054	4,028	2	358
operations
Changes from principal transactions:
Total unit transactions	(1,485)	(1,613)	5	8,655
Increase (decrease) in net assets derived from
principal transactions	(1,485)	(1,613)	5	8,655
Total increase (decrease) in net assets	3,569	2,415	7	9,013
Net assets at December 31, 2012	32,471	26,309	16	9,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	(37)	-	72
Total realized gain (loss) on investments
and capital gains distributions	2,441	2,606	-	683
Net unrealized appreciation (depreciation)
of investments	(4,555)	(4,249)	5	3,736
Net increase (decrease) in net assets resulting from	(2,092)	(1,680)	5	4,491
operations
Changes from principal transactions:
Total unit transactions	(6,137)	(4,185)	1	5,965
Increase (decrease) in net assets derived from
principal transactions	(6,137)	(4,185)	1	5,965
Total increase (decrease) in net assets	(8,229)	(5,865)	6	10,456
Net assets at December 31, 2013	$ 24,242	$ 20,444	$ 22	$ 19,469

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Large Cap Growth Portfolio - Adviser Class	ING Large Cap Growth Portfolio - Institutional Class	ING Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 8,714	$ 113	$ 133,022	$ 266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	-	(646)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,108	1	1,995	9
Net unrealized appreciation (depreciation)
of investments	(410)	18	22,687	28
Net increase (decrease) in net assets resulting from	1,640	19	24,036	36
operations
Changes from principal transactions:
Total unit transactions	(1,952)	23	36,282	36
Increase (decrease) in net assets derived from
principal transactions	(1,952)	23	36,282	36
Total increase (decrease) in net assets	(312)	42	60,318	72
Net assets at December 31, 2012	8,402	155	193,340	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	(778)	-
Total realized gain (loss) on investments
and capital gains distributions	983	5	6,024	87
Net unrealized appreciation (depreciation)
of investments	3,319	40	53,594	200
Net increase (decrease) in net assets resulting from	4,282	45	58,840	287
operations
Changes from principal transactions:
Total unit transactions	5,308	(13)	2,412	1,347
Increase (decrease) in net assets derived from
principal transactions	5,308	(13)	2,412	1,347
Total increase (decrease) in net assets	9,590	32	61,252	1,634
Net assets at December 31, 2013	$ 17,992	$ 187	$ 254,592	$ 1,972

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Large Cap Value Portfolio - Adviser Class	ING Large Cap Value Portfolio - Institutional Class	ING Large Cap Value Portfolio - Service Class	ING Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2012	$ -	$ 212,312	$ 821	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3,471	14	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1,938)	19	-
Net unrealized appreciation (depreciation)
of investments	-	26,310	65	-
Net increase (decrease) in net assets resulting from	-	27,843	98	-
operations
Changes from principal transactions:
Total unit transactions	-	(22,790)	(211)	17
Increase (decrease) in net assets derived from
principal transactions	-	(22,790)	(211)	17
Total increase (decrease) in net assets	-	5,053	(113)	17
Net assets at December 31, 2012	-	217,365	708	17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3,519	12	-
Total realized gain (loss) on investments
and capital gains distributions	-	4,284	61	-
Net unrealized appreciation (depreciation)
of investments	3	61,994	169	-
Net increase (decrease) in net assets resulting from	3	69,797	242	-
operations
Changes from principal transactions:
Total unit transactions	26	55,179	309	1
Increase (decrease) in net assets derived from
principal transactions	26	55,179	309	1
Total increase (decrease) in net assets	29	124,976	551	1
Net assets at December 31, 2013	$ 29	$ 342,341	$ 1,259	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Marsico Growth Portfolio - Institutional Class	ING Marsico Growth Portfolio - Service Class	ING MFS Total Return Portfolio - Adviser Class	ING MFS Total Return Portfolio - Institutional Class
Net assets at January 1, 2012	$ 8,799	$ 570	$ 1,120	$ 55,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(1)	21	946
Total realized gain (loss) on investments
and capital gains distributions	333	116	9	(1,062)
Net unrealized appreciation (depreciation)
of investments	726	(41)	82	5,694
Net increase (decrease) in net assets resulting from	1,029	74	112	5,578
operations
Changes from principal transactions:
Total unit transactions	(115)	(547)	(93)	(5,080)
Increase (decrease) in net assets derived from
principal transactions	(115)	(547)	(93)	(5,080)
Total increase (decrease) in net assets	914	(473)	19	498
Net assets at December 31, 2012	9,713	97	1,139	56,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	20	765
Total realized gain (loss) on investments
and capital gains distributions	1,264	6	83	(238)
Net unrealized appreciation (depreciation)
of investments	2,117	21	88	9,177
Net increase (decrease) in net assets resulting from	3,386	27	191	9,704
operations
Changes from principal transactions:
Total unit transactions	(93)	(25)	(296)	(2,771)
Increase (decrease) in net assets derived from
principal transactions	(93)	(25)	(296)	(2,771)
Total increase (decrease) in net assets	3,293	2	(105)	6,933
Net assets at December 31, 2013	$ 13,006	$ 99	$ 1,034	$ 63,035

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class	ING Morgan Stanley Global Franchise Portfolio - Adviser Class	ING Multi-Manager Large Cap Core Portfolio - Institutional Class
Net assets at January 1, 2012	$ 24,886	$ 42,549	$ 15	$ 19,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	972	1	160
Total realized gain (loss) on investments
and capital gains distributions	(436)	(1,005)	1	(656)
Net unrealized appreciation (depreciation)
of investments	2,548	5,203	1	2,289
Net increase (decrease) in net assets resulting from	2,472	5,170	3	1,793
operations
Changes from principal transactions:
Total unit transactions	(1,679)	(2,159)	13	(1,923)
Increase (decrease) in net assets derived from
principal transactions	(1,679)	(2,159)	13	(1,923)
Total increase (decrease) in net assets	793	3,011	16	(130)
Net assets at December 31, 2012	25,679	45,560	31	19,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	319	544	1	53
Total realized gain (loss) on investments
and capital gains distributions	(298)	(117)	2	76
Net unrealized appreciation (depreciation)
of investments	4,398	8,167	3	5,597
Net increase (decrease) in net assets resulting from	4,419	8,594	6	5,726
operations
Changes from principal transactions:
Total unit transactions	(1,309)	(1,751)	-	(919)
Increase (decrease) in net assets derived from
principal transactions	(1,309)	(1,751)	-	(919)
Total increase (decrease) in net assets	3,110	6,843	6	4,807
Net assets at December 31, 2013	$ 28,789	$ 52,403	$ 37	$ 24,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Multi-Manager Large Cap Core Portfolio - Service Class	ING PIMCO High Yield Portfolio - Adviser Class	ING PIMCO High Yield Portfolio - Institutional Class	ING PIMCO High Yield Portfolio - Service Class
Net assets at January 1, 2012	$ 271	$ 29	$ 10,100	$ 23,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	910	1,628
Total realized gain (loss) on investments
and capital gains distributions	12	1	103	1,219
Net unrealized appreciation (depreciation)
of investments	10	2	993	740
Net increase (decrease) in net assets resulting from	23	5	2,006	3,587
operations
Changes from principal transactions:
Total unit transactions	(21)	17	16,552	3,655
Increase (decrease) in net assets derived from
principal transactions	(21)	17	16,552	3,655
Total increase (decrease) in net assets	2	22	18,558	7,242
Net assets at December 31, 2012	273	51	28,658	30,849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	1,607	1,441
Total realized gain (loss) on investments
and capital gains distributions	10	1	328	417
Net unrealized appreciation (depreciation)
of investments	66	(1)	(478)	(563)
Net increase (decrease) in net assets resulting from	75	3	1,457	1,295
operations
Changes from principal transactions:
Total unit transactions	(10)	(8)	1,000	(4,805)
Increase (decrease) in net assets derived from
principal transactions	(10)	(8)	1,000	(4,805)
Total increase (decrease) in net assets	65	(5)	2,457	(3,510)
Net assets at December 31, 2013	$ 338	$ 46	$ 31,115	$ 27,339

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Pioneer Mid Cap Value Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net assets at January 1, 2012	$ -	$ 80,950	$ 359	$ 146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	163	-	2
Total realized gain (loss) on investments
and capital gains distributions	-	(2,119)	44	5
Net unrealized appreciation (depreciation)
of investments	1	9,869	(12)	15
Net increase (decrease) in net assets resulting from	1	7,913	32	22
operations
Changes from principal transactions:
Total unit transactions	22	(12,837)	(13)	27
Increase (decrease) in net assets derived from
principal transactions	22	(12,837)	(13)	27
Total increase (decrease) in net assets	23	(4,924)	19	49
Net assets at December 31, 2012	23	76,026	378	195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	239	1	2
Total realized gain (loss) on investments
and capital gains distributions	5	16,419	96	17
Net unrealized appreciation (depreciation)
of investments	(1)	(3,035)	(30)	28
Net increase (decrease) in net assets resulting from	4	13,623	67	47
operations
Changes from principal transactions:
Total unit transactions	(27)	(89,649)	(445)	104
Increase (decrease) in net assets derived from
principal transactions	(27)	(89,649)	(445)	104
Total increase (decrease) in net assets	(23)	(76,026)	(378)	151
Net assets at December 31, 2013	$ -	$ -	$ -	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2012	$ -	$ 396,097	$ 1,447	$ 100,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,564	2,330	21	1,250
Total realized gain (loss) on investments
and capital gains distributions	67	6,039	(13)	(4,005)
Net unrealized appreciation (depreciation)
of investments	2,037	43,843	229	18,433
Net increase (decrease) in net assets resulting from	3,668	52,212	237	15,678
operations
Changes from principal transactions:
Total unit transactions	108,746	(70,561)	(46)	(11,280)
Increase (decrease) in net assets derived from
principal transactions	108,746	(70,561)	(46)	(11,280)
Total increase (decrease) in net assets	112,414	(18,349)	191	4,398
Net assets at December 31, 2012	112,414	377,748	1,638	104,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,379	859	17	1,028
Total realized gain (loss) on investments
and capital gains distributions	9,700	30,663	118	(30)
Net unrealized appreciation (depreciation)
of investments	15,535	51,011	309	27,497
Net increase (decrease) in net assets resulting from	26,614	82,533	444	28,495
operations
Changes from principal transactions:
Total unit transactions	20,691	29,213	(289)	(10,602)
Increase (decrease) in net assets derived from
principal transactions	20,691	29,213	(289)	(10,602)
Total increase (decrease) in net assets	47,305	111,746	155	17,893
Net assets at December 31, 2013	$ 159,719	$ 489,494	$ 1,793	$ 122,461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price International Stock Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio - Service Class	ING Templeton Global Growth Portfolio - Institutional Class	ING Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 83	$ 6,872	$ 709	$ 3,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(50)	9	34
Total realized gain (loss) on investments
and capital gains distributions	-	(186)	(24)	180
Net unrealized appreciation (depreciation)
of investments	14	1,417	153	564
Net increase (decrease) in net assets resulting from	14	1,181	138	778
operations
Changes from principal transactions:
Total unit transactions	5	(499)	(6)	220
Increase (decrease) in net assets derived from
principal transactions	5	(499)	(6)	220
Total increase (decrease) in net assets	19	682	132	998
Net assets at December 31, 2012	102	7,554	841	4,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	8	7	37
Total realized gain (loss) on investments
and capital gains distributions	1	320	122	551
Net unrealized appreciation (depreciation)
of investments	12	632	72	963
Net increase (decrease) in net assets resulting from	14	960	201	1,551
operations
Changes from principal transactions:
Total unit transactions	4	(616)	(229)	585
Increase (decrease) in net assets derived from
principal transactions	4	(616)	(229)	585
Total increase (decrease) in net assets	18	344	(28)	2,136
Net assets at December 31, 2013	$ 120	$ 7,898	$ 813	$ 6,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING U.S. Stock Index Portfolio - Institutional Class	ING Money Market Portfolio - Class I	ING Global Real Estate Fund - Class A	ING International Small Cap Fund - Class A
Net assets at January 1, 2012	$ 6,870	$ 341,904	$ 63	$ 1,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	135	(2,376)	3	5
Total realized gain (loss) on investments
and capital gains distributions	81	1	1	113
Net unrealized appreciation (depreciation)
of investments	866	-	13	(49)
Net increase (decrease) in net assets resulting from	1,082	(2,375)	17	69
operations
Changes from principal transactions:
Total unit transactions	(52)	(44,242)	12	(785)
Increase (decrease) in net assets derived from
principal transactions	(52)	(44,242)	12	(785)
Total increase (decrease) in net assets	1,030	(46,617)	29	(716)
Net assets at December 31, 2012	7,900	295,287	92	418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	228	(2,221)	2	5
Total realized gain (loss) on investments
and capital gains distributions	313	53	2	24
Net unrealized appreciation (depreciation)
of investments	2,506	-	(1)	84
Net increase (decrease) in net assets resulting from	3,047	(2,168)	3	113
operations
Changes from principal transactions:
Total unit transactions	3,449	(11,628)	40	(31)
Increase (decrease) in net assets derived from
principal transactions	3,449	(11,628)	40	(31)
Total increase (decrease) in net assets	6,496	(13,796)	43	82
Net assets at December 31, 2013	$ 14,396	$ 281,491	$ 135	$ 500

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING American Century Small-Mid Cap Value Portfolio - Adviser Class	ING American Century Small-Mid Cap Value Portfolio - Initial Class	ING American Century Small-Mid Cap Value Portfolio - Service Class	ING Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2012	$ 110	$ 5	$ 44,006	$ 1,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(12)	198	(5)
Total realized gain (loss) on investments
and capital gains distributions	12	12	3,584	31
Net unrealized appreciation (depreciation)
of investments	4	494	2,675	204
Net increase (decrease) in net assets resulting from	17	494	6,457	230
operations
Changes from principal transactions:
Total unit transactions	(8)	9,529	(6,823)	(44)
Increase (decrease) in net assets derived from
principal transactions	(8)	9,529	(6,823)	(44)
Total increase (decrease) in net assets	9	10,023	(366)	186
Net assets at December 31, 2012	119	10,028	43,640	1,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	137	192	2
Total realized gain (loss) on investments
and capital gains distributions	10	816	4,372	711
Net unrealized appreciation (depreciation)
of investments	25	3,056	8,849	(382)
Net increase (decrease) in net assets resulting from	36	4,009	13,413	331
operations
Changes from principal transactions:
Total unit transactions	(15)	5,510	397	(1,179)
Increase (decrease) in net assets derived from
principal transactions	(15)	5,510	397	(1,179)
Total increase (decrease) in net assets	21	9,519	13,810	(848)
Net assets at December 31, 2013	$ 140	$ 19,547	$ 57,450	$ 571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Baron Growth Portfolio - Service Class	ING Columbia Contrarian Core Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Adviser Class	ING Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2012	$ 121,607	$ 11,915	$ 234	$ 3,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,054)	(82)	-	(23)
Total realized gain (loss) on investments
and capital gains distributions	5,569	(213)	-	129
Net unrealized appreciation (depreciation)
of investments	17,045	1,621	33	301
Net increase (decrease) in net assets resulting from	21,560	1,326	33	407
operations
Changes from principal transactions:
Total unit transactions	(13,596)	(1,144)	12	(208)
Increase (decrease) in net assets derived from
principal transactions	(13,596)	(1,144)	12	(208)
Total increase (decrease) in net assets	7,964	182	45	199
Net assets at December 31, 2012	129,571	12,097	279	3,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	709	56	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	11,851	857	12	262
Net unrealized appreciation (depreciation)
of investments	37,584	2,980	67	1,113
Net increase (decrease) in net assets resulting from	50,144	3,893	80	1,371
operations
Changes from principal transactions:
Total unit transactions	6,320	(1,314)	(89)	595
Increase (decrease) in net assets derived from
principal transactions	6,320	(1,314)	(89)	595
Total increase (decrease) in net assets	56,464	2,579	(9)	1,966
Net assets at December 31, 2013	$ 186,035	$ 14,676	$ 270	$ 5,258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Global Bond Portfolio - Adviser Class	ING Global Bond Portfolio - Initial Class	ING Global Bond Portfolio - Service Class
Net assets at January 1, 2012	$ 7,970	$ 413	$ 155,537	$ 891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	22	8,003	58
Total realized gain (loss) on investments
and capital gains distributions	1,149	7	2,504	(16)
Net unrealized appreciation (depreciation)
of investments	(192)	(1)	(218)	30
Net increase (decrease) in net assets resulting from	926	28	10,289	72
operations
Changes from principal transactions:
Total unit transactions	(4,353)	(53)	(14,428)	338
Increase (decrease) in net assets derived from
principal transactions	(4,353)	(53)	(14,428)	338
Total increase (decrease) in net assets	(3,427)	(25)	(4,139)	410
Net assets at December 31, 2012	4,543	388	151,398	1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	5	1,498	13
Total realized gain (loss) on investments
and capital gains distributions	344	10	2,385	(1)
Net unrealized appreciation (depreciation)
of investments	1,021	(32)	(11,188)	(65)
Net increase (decrease) in net assets resulting from	1,347	(17)	(7,305)	(53)
operations
Changes from principal transactions:
Total unit transactions	(1,229)	(48)	(30,595)	(293)
Increase (decrease) in net assets derived from
principal transactions	(1,229)	(48)	(30,595)	(293)
Total increase (decrease) in net assets	118	(65)	(37,900)	(346)
Net assets at December 31, 2013	$ 4,661	$ 323	$ 113,498	$ 955

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Growth and Income Core Portfolio - Adviser Class	ING Growth and Income Core Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Initial Class	ING Index Solution 2015 Portfolio - Service Class
Net assets at January 1, 2012	$ 614	$ 75,735	$ 11	$ 552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(455)	1	8
Total realized gain (loss) on investments
and capital gains distributions	(11)	785	5	19
Net unrealized appreciation (depreciation)
of investments	64	5,513	4	30
Net increase (decrease) in net assets resulting from	51	5,843	10	57
operations
Changes from principal transactions:
Total unit transactions	(38)	(11,204)	249	178
Increase (decrease) in net assets derived from
principal transactions	(38)	(11,204)	249	178
Total increase (decrease) in net assets	13	(5,361)	259	235
Net assets at December 31, 2012	627	70,374	270	787

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	467	7	7
Total realized gain (loss) on investments
and capital gains distributions	12	11,568	16	57
Net unrealized appreciation (depreciation)
of investments	31	(6,709)	17	(3)
Net increase (decrease) in net assets resulting from	45	5,326	40	61
operations
Changes from principal transactions:
Total unit transactions	(672)	(75,700)	321	(262)
Increase (decrease) in net assets derived from
principal transactions	(672)	(75,700)	321	(262)
Total increase (decrease) in net assets	(627)	(70,374)	361	(201)
Net assets at December 31, 2013	$ -	$ -	$ 631	$ 586

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2015 Portfolio - Service 2 Class	ING Index Solution 2025 Portfolio - Initial Class	ING Index Solution 2025 Portfolio - Service Class	ING Index Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 798	$ 78	$ 49	$ 2,003

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2	1	13
Total realized gain (loss) on investments
and capital gains distributions	27	26	2	63
Net unrealized appreciation (depreciation)
of investments	38	13	5	177
Net increase (decrease) in net assets resulting from	73	41	8	253
operations
Changes from principal transactions:
Total unit transactions	110	357	30	307
Increase (decrease) in net assets derived from
principal transactions	110	357	30	307
Total increase (decrease) in net assets	183	398	38	560
Net assets at December 31, 2012	981	476	87	2,563

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	4	6	27
Total realized gain (loss) on investments
and capital gains distributions	36	25	19	105
Net unrealized appreciation (depreciation)
of investments	39	92	54	345
Net increase (decrease) in net assets resulting from	89	121	79	477
operations
Changes from principal transactions:
Total unit transactions	115	641	935	727
Increase (decrease) in net assets derived from
principal transactions	115	641	935	727
Total increase (decrease) in net assets	204	762	1,014	1,204
Net assets at December 31, 2013	$ 1,185	$ 1,238	$ 1,101	$ 3,767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2035 Portfolio - Initial Class	ING Index Solution 2035 Portfolio - Service Class	ING Index Solution 2035 Portfolio - Service 2 Class	ING Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2012	$ 42	$ 80	$ 1,557	$ 17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	6	-
Total realized gain (loss) on investments
and capital gains distributions	20	4	60	2
Net unrealized appreciation (depreciation)
of investments	13	11	155	2
Net increase (decrease) in net assets resulting from	34	16	221	4
operations
Changes from principal transactions:
Total unit transactions	296	73	37	27
Increase (decrease) in net assets derived from
principal transactions	296	73	37	27
Total increase (decrease) in net assets	330	89	258	31
Net assets at December 31, 2012	372	169	1,815	48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	12	1
Total realized gain (loss) on investments
and capital gains distributions	23	8	85	8
Net unrealized appreciation (depreciation)
of investments	115	46	315	33
Net increase (decrease) in net assets resulting from	140	57	412	42
operations
Changes from principal transactions:
Total unit transactions	793	278	349	290
Increase (decrease) in net assets derived from
principal transactions	793	278	349	290
Total increase (decrease) in net assets	933	335	761	332
Net assets at December 31, 2013	$ 1,305	$ 504	$ 2,576	$ 380

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2045 Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class	ING Index Solution 2055 Portfolio - Initial Class	ING Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2012	$ 19	$ 923	$ -	$ 64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	32	-	-
Net unrealized appreciation (depreciation)
of investments	3	116	1	12
Net increase (decrease) in net assets resulting from	4	152	1	11
operations
Changes from principal transactions:
Total unit transactions	11	233	19	127
Increase (decrease) in net assets derived from
principal transactions	11	233	19	127
Total increase (decrease) in net assets	15	385	20	138
Net assets at December 31, 2012	34	1,308	20	202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	86	1	26
Net unrealized appreciation (depreciation)
of investments	27	232	14	13
Net increase (decrease) in net assets resulting from	33	323	15	38
operations
Changes from principal transactions:
Total unit transactions	298	190	118	6
Increase (decrease) in net assets derived from
principal transactions	298	190	118	6
Total increase (decrease) in net assets	331	513	133	44
Net assets at December 31, 2013	$ 365	$ 1,821	$ 153	$ 246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Solution 2055 Portfolio - Service 2 Class	ING Index Solution Income Portfolio - Initial Class	ING Index Solution Income Portfolio - Service Class	ING Index Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 53	$ -	$ 645	$ 186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	12	4
Total realized gain (loss) on investments
and capital gains distributions	1	-	24	8
Net unrealized appreciation (depreciation)
of investments	9	-	15	3
Net increase (decrease) in net assets resulting from	9	-	51	15
operations
Changes from principal transactions:
Total unit transactions	30	-	437	25
Increase (decrease) in net assets derived from
principal transactions	30	-	437	25
Total increase (decrease) in net assets	39	-	488	40
Net assets at December 31, 2012	92	-	1,133	226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	26	5
Total realized gain (loss) on investments
and capital gains distributions	7	-	46	8
Net unrealized appreciation (depreciation)
of investments	26	-	(2)	2
Net increase (decrease) in net assets resulting from	33	-	70	15
operations
Changes from principal transactions:
Total unit transactions	92	10	(370)	18
Increase (decrease) in net assets derived from
principal transactions	92	10	(370)	18
Total increase (decrease) in net assets	125	10	(300)	33
Net assets at December 31, 2013	$ 217	$ 10	$ 833	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Comstock Portfolio - Service Class	ING Invesco Equity and Income Portfolio - Adviser Class	ING Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2012	$ 297	$ 46,669	$ 649	$ 228,833

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	113	9	3,193
Total realized gain (loss) on investments
and capital gains distributions	(1)	(827)	-	2,051
Net unrealized appreciation (depreciation)
of investments	51	8,500	69	20,647
Net increase (decrease) in net assets resulting from	52	7,786	78	25,891
operations
Changes from principal transactions:
Total unit transactions	(15)	(5,656)	(15)	(21,897)
Increase (decrease) in net assets derived from
principal transactions	(15)	(5,656)	(15)	(21,897)
Total increase (decrease) in net assets	37	2,130	63	3,994
Net assets at December 31, 2012	334	48,799	712	232,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(109)	5	1,037
Total realized gain (loss) on investments
and capital gains distributions	5	604	11	7,732
Net unrealized appreciation (depreciation)
of investments	108	16,385	146	44,611
Net increase (decrease) in net assets resulting from	114	16,880	162	53,380
operations
Changes from principal transactions:
Total unit transactions	(4)	4,149	(63)	(25,897)
Increase (decrease) in net assets derived from
principal transactions	(4)	4,149	(63)	(25,897)
Total increase (decrease) in net assets	110	21,029	99	27,483
Net assets at December 31, 2013	$ 444	$ 69,828	$ 811	$ 260,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Invesco Equity and Income Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2012	$ 229	$ 308	$ -	$ 30,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	7	(68)
Total realized gain (loss) on investments
and capital gains distributions	2	5	-	258
Net unrealized appreciation (depreciation)
of investments	23	52	6	5,803
Net increase (decrease) in net assets resulting from	27	58	13	5,993
operations
Changes from principal transactions:
Total unit transactions	21	(18)	891	3,761
Increase (decrease) in net assets derived from
principal transactions	21	(18)	891	3,761
Total increase (decrease) in net assets	48	40	904	9,754
Net assets at December 31, 2012	277	348	904	40,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	8	(157)
Total realized gain (loss) on investments
and capital gains distributions	30	67	173	2,988
Net unrealized appreciation (depreciation)
of investments	31	25	544	10,591
Net increase (decrease) in net assets resulting from	61	92	725	13,422
operations
Changes from principal transactions:
Total unit transactions	(38)	(76)	3,316	6,315
Increase (decrease) in net assets derived from
principal transactions	(38)	(76)	3,316	6,315
Total increase (decrease) in net assets	23	16	4,041	19,737
Net assets at December 31, 2013	$ 300	$ 364	$ 4,945	$ 60,174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Adviser Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
Net assets at January 1, 2012	$ 515	$ 498,449	$ 638	$ 2,578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,615	1	69
Total realized gain (loss) on investments
and capital gains distributions	6	7,623	(26)	-
Net unrealized appreciation (depreciation)
of investments	96	87,172	157	118
Net increase (decrease) in net assets resulting from	105	96,410	132	187
operations
Changes from principal transactions:
Total unit transactions	(19)	(54,144)	45	(90)
Increase (decrease) in net assets derived from
principal transactions	(19)	(54,144)	45	(90)
Total increase (decrease) in net assets	86	42,266	177	97
Net assets at December 31, 2012	601	540,715	815	2,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2,054	2	65
Total realized gain (loss) on investments
and capital gains distributions	84	19,950	15	(3)
Net unrealized appreciation (depreciation)
of investments	57	112,073	195	(118)
Net increase (decrease) in net assets resulting from	145	134,077	212	(56)
operations
Changes from principal transactions:
Total unit transactions	(137)	(53,733)	34	(624)
Increase (decrease) in net assets derived from
principal transactions	(137)	(53,733)	34	(624)
Total increase (decrease) in net assets	8	80,344	246	(680)
Net assets at December 31, 2013	$ 609	$ 621,059	$ 1,061	$ 1,995

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Initial Class	ING PIMCO Total Return Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class	ING Pioneer High Yield Portfolio - Service Class
Net assets at January 1, 2012	$ 78	$ 232,928	$ 19,191	$ 393

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	5,206	1,085	21
Total realized gain (loss) on investments
and capital gains distributions	2	28	533	9
Net unrealized appreciation (depreciation)
of investments	1	11,038	1,311	29
Net increase (decrease) in net assets resulting from	11	16,272	2,929	59
operations
Changes from principal transactions:
Total unit transactions	233	6,766	1,256	14
Increase (decrease) in net assets derived from
principal transactions	233	6,766	1,256	14
Total increase (decrease) in net assets	244	23,038	4,185	73
Net assets at December 31, 2012	322	255,966	23,376	466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	5,470	1,156	21
Total realized gain (loss) on investments
and capital gains distributions	4	4,096	661	5
Net unrealized appreciation (depreciation)
of investments	(27)	(16,754)	1,202	31
Net increase (decrease) in net assets resulting from	(8)	(7,188)	3,019	57
operations
Changes from principal transactions:
Total unit transactions	824	(47,551)	9,523	175
Increase (decrease) in net assets derived from
principal transactions	824	(47,551)	9,523	175
Total increase (decrease) in net assets	816	(54,739)	12,542	232
Net assets at December 31, 2013	$ 1,138	$ 201,227	$ 35,918	$ 698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2015 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 805	$ -	$ 60,328	$ 13,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(2)	2,171	394
Total realized gain (loss) on investments
and capital gains distributions	1	-	(890)	197
Net unrealized appreciation (depreciation)
of investments	55	27	5,170	648
Net increase (decrease) in net assets resulting from	86	25	6,451	1,239
operations
Changes from principal transactions:
Total unit transactions	(17)	1,251	399	(4,569)
Increase (decrease) in net assets derived from
principal transactions	(17)	1,251	399	(4,569)
Total increase (decrease) in net assets	69	1,276	6,850	(3,330)
Net assets at December 31, 2012	874	1,276	67,178	10,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	50	1,611	250
Total realized gain (loss) on investments
and capital gains distributions	2	15	427	188
Net unrealized appreciation (depreciation)
of investments	48	71	3,313	377
Net increase (decrease) in net assets resulting from	74	136	5,351	815
operations
Changes from principal transactions:
Total unit transactions	(29)	354	(4,826)	(1,253)
Increase (decrease) in net assets derived from
principal transactions	(29)	354	(4,826)	(1,253)
Total increase (decrease) in net assets	45	490	525	(438)
Net assets at December 31, 2013	$ 919	$ 1,766	$ 67,703	$ 10,144

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 387	$ -	$ 92,206	$ 19,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(1)	1,933	307
Total realized gain (loss) on investments
and capital gains distributions	2	-	(958)	332
Net unrealized appreciation (depreciation)
of investments	39	16	10,876	1,291
Net increase (decrease) in net assets resulting from	50	15	11,851	1,930
operations
Changes from principal transactions:
Total unit transactions	(10)	506	6,443	(6,006)
Increase (decrease) in net assets derived from
principal transactions	(10)	506	6,443	(6,006)
Total increase (decrease) in net assets	40	521	18,294	(4,076)
Net assets at December 31, 2012	427	521	110,500	15,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	14	1,767	225
Total realized gain (loss) on investments
and capital gains distributions	7	3	(266)	655
Net unrealized appreciation (depreciation)
of investments	54	81	16,037	1,280
Net increase (decrease) in net assets resulting from	68	98	17,538	2,160
operations
Changes from principal transactions:
Total unit transactions	13	169	3,388	(2,715)
Increase (decrease) in net assets derived from
principal transactions	13	169	3,388	(2,715)
Total increase (decrease) in net assets	81	267	20,926	(555)
Net assets at December 31, 2013	$ 508	$ 788	$ 131,426	$ 15,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Initial Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 338	$ -	$ 76,467	$ 16,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	1,170	214
Total realized gain (loss) on investments
and capital gains distributions	12	-	(899)	237
Net unrealized appreciation (depreciation)
of investments	27	49	11,044	1,505
Net increase (decrease) in net assets resulting from	44	47	11,315	1,956
operations
Changes from principal transactions:
Total unit transactions	(116)	1,252	9,167	(3,265)
Increase (decrease) in net assets derived from
principal transactions	(116)	1,252	9,167	(3,265)
Total increase (decrease) in net assets	(72)	1,299	20,482	(1,309)
Net assets at December 31, 2012	266	1,299	96,949	15,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	25	1,226	142
Total realized gain (loss) on investments
and capital gains distributions	19	2	(2)	968
Net unrealized appreciation (depreciation)
of investments	23	255	18,458	1,442
Net increase (decrease) in net assets resulting from	44	282	19,682	2,552
operations
Changes from principal transactions:
Total unit transactions	(95)	202	6,441	(3,919)
Increase (decrease) in net assets derived from
principal transactions	(95)	202	6,441	(3,919)
Total increase (decrease) in net assets	(51)	484	26,123	(1,367)
Net assets at December 31, 2013	$ 215	$ 1,783	$ 123,072	$ 13,788

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service Class	ING Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 115	$ -	$ 55,372	$ 13,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	646	127
Total realized gain (loss) on investments
and capital gains distributions	-	6	(726)	141
Net unrealized appreciation (depreciation)
of investments	14	29	8,414	1,211
Net increase (decrease) in net assets resulting from	16	34	8,334	1,479
operations
Changes from principal transactions:
Total unit transactions	(14)	769	6,371	(3,316)
Increase (decrease) in net assets derived from
principal transactions	(14)	769	6,371	(3,316)
Total increase (decrease) in net assets	2	803	14,705	(1,837)
Net assets at December 31, 2012	117	803	70,077	11,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	16	706	71
Total realized gain (loss) on investments
and capital gains distributions	7	7	234	1,431
Net unrealized appreciation (depreciation)
of investments	15	205	15,565	510
Net increase (decrease) in net assets resulting from	24	228	16,505	2,012
operations
Changes from principal transactions:
Total unit transactions	(33)	282	4,116	(5,341)
Increase (decrease) in net assets derived from
principal transactions	(33)	282	4,116	(5,341)
Total increase (decrease) in net assets	(9)	510	20,621	(3,329)
Net assets at December 31, 2013	$ 108	$ 1,313	$ 90,698	$ 8,217

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution 2055 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
Net assets at January 1, 2012	$ -	$ 1,414	$ 259	$ 1,775

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	1	15
Total realized gain (loss) on investments
and capital gains distributions	-	21	4	76
Net unrealized appreciation (depreciation)
of investments	-	267	32	145
Net increase (decrease) in net assets resulting from	-	293	37	236
operations
Changes from principal transactions:
Total unit transactions	124	1,677	142	262
Increase (decrease) in net assets derived from
principal transactions	124	1,677	142	262
Total increase (decrease) in net assets	124	1,970	179	498
Net assets at December 31, 2012	124	3,384	438	2,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	23	2	36
Total realized gain (loss) on investments
and capital gains distributions	2	366	68	139
Net unrealized appreciation (depreciation)
of investments	26	705	45	201
Net increase (decrease) in net assets resulting from	29	1,094	115	376
operations
Changes from principal transactions:
Total unit transactions	2	2,994	130	853
Increase (decrease) in net assets derived from
principal transactions	2	2,994	130	853
Total increase (decrease) in net assets	31	4,088	245	1,229
Net assets at December 31, 2013	$ 155	$ 7,472	$ 683	$ 3,502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Initial Class	ING Solution Income Portfolio - Service Class	ING Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2012	$ 303	$ -	$ 13,757	$ 2,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(3)	577	90
Total realized gain (loss) on investments
and capital gains distributions	4	-	489	11
Net unrealized appreciation (depreciation)
of investments	11	33	150	105
Net increase (decrease) in net assets resulting from	25	30	1,216	206
operations
Changes from principal transactions:
Total unit transactions	(71)	1,938	(1,729)	(782)
Increase (decrease) in net assets derived from
principal transactions	(71)	1,938	(1,729)	(782)
Total increase (decrease) in net assets	(46)	1,968	(513)	(576)
Net assets at December 31, 2012	257	1,968	13,244	2,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	68	417	54
Total realized gain (loss) on investments
and capital gains distributions	3	10	197	37
Net unrealized appreciation (depreciation)
of investments	6	67	274	12
Net increase (decrease) in net assets resulting from	16	145	888	103
operations
Changes from principal transactions:
Total unit transactions	(52)	442	987	(778)
Increase (decrease) in net assets derived from
principal transactions	(52)	442	987	(778)
Total increase (decrease) in net assets	(36)	587	1,875	(675)
Net assets at December 31, 2013	$ 221	$ 2,555	$ 15,119	$ 1,395

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Solution Moderately Conservative Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2012	$ 3,018	$ 409	$ 309,528	$ 580

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	(2)	(1,673)	(3)
Total realized gain (loss) on investments
and capital gains distributions	198	39	32,433	139
Net unrealized appreciation (depreciation)
of investments	110	24	14,326	(59)
Net increase (decrease) in net assets resulting from	339	61	45,086	77
operations
Changes from principal transactions:
Total unit transactions	213	(5)	(30,311)	(71)
Increase (decrease) in net assets derived from
principal transactions	213	(5)	(30,311)	(71)
Total increase (decrease) in net assets	552	56	14,775	6
Net assets at December 31, 2012	3,570	465	324,303	586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	78	(1)	(2,669)	(4)
Total realized gain (loss) on investments
and capital gains distributions	226	86	16,710	38
Net unrealized appreciation (depreciation)
of investments	42	46	90,956	172
Net increase (decrease) in net assets resulting from	346	131	104,997	206
operations
Changes from principal transactions:
Total unit transactions	984	(207)	(36,037)	67
Increase (decrease) in net assets derived from
principal transactions	984	(207)	(36,037)	67
Total increase (decrease) in net assets	1,330	(76)	68,960	273
Net assets at December 31, 2013	$ 4,900	$ 389	$ 393,263	$ 859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2012	$ 1,139	$ 208,716	$ 2,053	$ 457

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1,885)	(15)	4
Total realized gain (loss) on investments
and capital gains distributions	9	7,978	14	2
Net unrealized appreciation (depreciation)
of investments	195	30,684	377	78
Net increase (decrease) in net assets resulting from	200	36,777	376	84
operations
Changes from principal transactions:
Total unit transactions	(115)	2,158	300	21
Increase (decrease) in net assets derived from
principal transactions	(115)	2,158	300	21
Total increase (decrease) in net assets	85	38,935	676	105
Net assets at December 31, 2012	1,224	247,651	2,729	562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,539)	(18)	4
Total realized gain (loss) on investments
and capital gains distributions	51	15,644	159	33
Net unrealized appreciation (depreciation)
of investments	402	79,037	951	57
Net increase (decrease) in net assets resulting from	448	92,142	1,092	94
operations
Changes from principal transactions:
Total unit transactions	(111)	(13,754)	74	(117)
Increase (decrease) in net assets derived from
principal transactions	(111)	(13,754)	74	(117)
Total increase (decrease) in net assets	337	78,388	1,166	(23)
Net assets at December 31, 2013	$ 1,561	$ 326,039	$ 3,895	$ 539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Templeton Foreign Equity Portfolio - Initial Class	ING Templeton Foreign Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Net assets at January 1, 2012	$ 77,991	$ 86	$ 82	$ 66,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	597	3	-	(84)
Total realized gain (loss) on investments
and capital gains distributions	(4,040)	3	2	798
Net unrealized appreciation (depreciation)
of investments	20,041	34	8	7,245
Net increase (decrease) in net assets resulting from	16,598	40	10	7,959
operations
Changes from principal transactions:
Total unit transactions	9,664	158	(17)	(7,160)
Increase (decrease) in net assets derived from
principal transactions	9,664	158	(17)	(7,160)
Total increase (decrease) in net assets	26,262	198	(7)	799
Net assets at December 31, 2012	104,253	284	75	67,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	3	-	153
Total realized gain (loss) on investments
and capital gains distributions	(1,177)	7	23	16,354
Net unrealized appreciation (depreciation)
of investments	19,663	49	(15)	(9,707)
Net increase (decrease) in net assets resulting from	19,023	59	8	6,800
operations
Changes from principal transactions:
Total unit transactions	(8,404)	19	(83)	(74,487)
Increase (decrease) in net assets derived from
principal transactions	(8,404)	19	(83)	(74,487)
Total increase (decrease) in net assets	10,619	78	(75)	(67,687)
Net assets at December 31, 2013	$ 114,872	$ 362	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING Core Equity Research Fund - Class A	ING Strategic Allocation Conservative Portfolio - Class I	ING Strategic Allocation Growth Portfolio - Class I
Net assets at January 1, 2012	$ 18	$ 189	$ 31,636	$ 61,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	562	362
Total realized gain (loss) on investments
and capital gains distributions	-	12	(1,336)	(3,036)
Net unrealized appreciation (depreciation)
of investments	2	18	4,258	10,911
Net increase (decrease) in net assets resulting from	2	31	3,484	8,237
operations
Changes from principal transactions:
Total unit transactions	(3)	(30)	(1,882)	(4,856)
Increase (decrease) in net assets derived from
principal transactions	(3)	(30)	(1,882)	(4,856)
Total increase (decrease) in net assets	(1)	1	1,602	3,381
Net assets at December 31, 2012	17	190	33,238	64,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	572	513
Total realized gain (loss) on investments
and capital gains distributions	3	26	55	(1,906)
Net unrealized appreciation (depreciation)
of investments	(1)	17	3,067	15,036
Net increase (decrease) in net assets resulting from	2	43	3,694	13,643
operations
Changes from principal transactions:
Total unit transactions	(19)	(71)	638	(2,388)
Increase (decrease) in net assets derived from
principal transactions	(19)	(71)	638	(2,388)
Total increase (decrease) in net assets	(17)	(28)	4,332	11,255
Net assets at December 31, 2013	$ -	$ 162	$ 37,570	$ 76,061

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Strategic Allocation Moderate Portfolio - Class I	ING Growth and Income Portfolio - Class A	ING Growth and Income Portfolio - Class I	ING Growth and Income Portfolio - Class S
Net assets at January 1, 2012	$ 57,881	$ 856	$ 1,044,149	$ 7,254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	8	7,511	64
Total realized gain (loss) on investments
and capital gains distributions	(2,528)	36	(33,260)	284
Net unrealized appreciation (depreciation)
of investments	8,901	75	172,583	677
Net increase (decrease) in net assets resulting from	7,079	119	146,834	1,025
operations
Changes from principal transactions:
Total unit transactions	(3,540)	(190)	(122,469)	(2,158)
Increase (decrease) in net assets derived from
principal transactions	(3,540)	(190)	(122,469)	(2,158)
Total increase (decrease) in net assets	3,539	(71)	24,365	(1,133)
Net assets at December 31, 2012	61,420	785	1,068,514	6,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	8	3,035	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,847)	104	2,547	1,198
Net unrealized appreciation (depreciation)
of investments	10,508	240	318,111	(664)
Net increase (decrease) in net assets resulting from	9,439	352	323,693	527
operations
Changes from principal transactions:
Total unit transactions	(3,578)	461	(1,081)	(6,436)
Increase (decrease) in net assets derived from
principal transactions	(3,578)	461	(1,081)	(6,436)
Total increase (decrease) in net assets	5,861	813	322,612	(5,909)
Net assets at December 31, 2013	$ 67,281	$ 1,598	$ 1,391,126	$ 212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	ING BlackRock Science and Technology Opportunities Portfolio - Class I	ING Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2012	$ 31	$ 2	$ 45,758	$ 262,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(366)	1,649
Total realized gain (loss) on investments
and capital gains distributions	(6)	-	3,843	9,376
Net unrealized appreciation (depreciation)
of investments	6	-	(376)	23,089
Net increase (decrease) in net assets resulting from	1	-	3,101	34,114
operations
Changes from principal transactions:
Total unit transactions	(26)	-	(4,364)	(27,752)
Increase (decrease) in net assets derived from
principal transactions	(26)	-	(4,364)	(27,752)
Total increase (decrease) in net assets	(25)	-	(1,263)	6,362
Net assets at December 31, 2012	6	2	44,495	269,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(94)	2,369
Total realized gain (loss) on investments
and capital gains distributions	-	-	5,048	11,741
Net unrealized appreciation (depreciation)
of investments	-	-	(3,069)	67,358
Net increase (decrease) in net assets resulting from	-	-	1,885	81,468
operations
Changes from principal transactions:
Total unit transactions	(6)	(2)	(46,380)	(25,669)
Increase (decrease) in net assets derived from
principal transactions	(6)	(2)	(46,380)	(25,669)
Total increase (decrease) in net assets	(6)	(2)	(44,495)	55,799
Net assets at December 31, 2013	$ -	$ -	$ -	$ 325,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Plus LargeCap Portfolio - Class S	ING Index Plus MidCap Portfolio - Class I	ING Index Plus MidCap Portfolio - Class S	ING Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2012	$ 383	$ 280,455	$ 389	$ 110,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(40)	1	(414)
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,115	36	(1,356)
Net unrealized appreciation (depreciation)
of investments	50	44,220	28	13,761
Net increase (decrease) in net assets resulting from	50	45,295	65	11,991
operations
Changes from principal transactions:
Total unit transactions	(65)	(26,769)	(67)	(12,550)
Increase (decrease) in net assets derived from
principal transactions	(65)	(26,769)	(67)	(12,550)
Total increase (decrease) in net assets	(15)	18,526	(2)	(559)
Net assets at December 31, 2012	368	298,981	387	109,978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	763	2	(17)
Total realized gain (loss) on investments
and capital gains distributions	18	6,231	9	1,325
Net unrealized appreciation (depreciation)
of investments	71	89,396	115	43,693
Net increase (decrease) in net assets resulting from	93	96,390	126	45,001
operations
Changes from principal transactions:
Total unit transactions	(126)	(29,488)	(10)	(98)
Increase (decrease) in net assets derived from
principal transactions	(126)	(29,488)	(10)	(98)
Total increase (decrease) in net assets	(33)	66,902	116	44,903
Net assets at December 31, 2013	$ 335	$ 365,883	$ 503	$ 154,881

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Index Plus SmallCap Portfolio - Class S	ING International Index Portfolio - Class I	ING International Index Portfolio - Class S	ING Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2012	$ 181	$ 17,553	$ 7	$ 5,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	347	-	4
Total realized gain (loss) on investments
and capital gains distributions	23	39	(1)	296
Net unrealized appreciation (depreciation)
of investments	-	2,629	1	470
Net increase (decrease) in net assets resulting from	22	3,015	-	770
operations
Changes from principal transactions:
Total unit transactions	(27)	24	(2)	2,887
Increase (decrease) in net assets derived from
principal transactions	(27)	24	(2)	2,887
Total increase (decrease) in net assets	(5)	3,039	(2)	3,657
Net assets at December 31, 2012	176	20,592	5	8,965

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	301	-	38
Total realized gain (loss) on investments
and capital gains distributions	8	673	-	735
Net unrealized appreciation (depreciation)
of investments	61	3,396	1	1,983
Net increase (decrease) in net assets resulting from	69	4,370	1	2,756
operations
Changes from principal transactions:
Total unit transactions	(9)	1,752	-	318
Increase (decrease) in net assets derived from
principal transactions	(9)	1,752	-	318
Total increase (decrease) in net assets	60	6,122	1	3,074
Net assets at December 31, 2013	$ 236	$ 26,714	$ 6	$ 12,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Russell™ Large Cap Growth Index Portfolio - Class S	ING Russell™ Large Cap Index Portfolio - Class I	ING Russell™ Large Cap Index Portfolio - Class S	ING Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2012	$ 581	$ 13,923	$ 9	$ 184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	253	-	1
Total realized gain (loss) on investments
and capital gains distributions	37	614	1	3
Net unrealized appreciation (depreciation)
of investments	35	1,409	2	25
Net increase (decrease) in net assets resulting from	74	2,276	3	29
operations
Changes from principal transactions:
Total unit transactions	(70)	7,119	53	42
Increase (decrease) in net assets derived from
principal transactions	(70)	7,119	53	42
Total increase (decrease) in net assets	4	9,395	56	71
Net assets at December 31, 2012	585	23,318	65	255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	181	-	1
Total realized gain (loss) on investments
and capital gains distributions	9	1,338	3	62
Net unrealized appreciation (depreciation)
of investments	192	6,588	35	21
Net increase (decrease) in net assets resulting from	207	8,107	38	84
operations
Changes from principal transactions:
Total unit transactions	164	5,925	118	26
Increase (decrease) in net assets derived from
principal transactions	164	5,925	118	26
Total increase (decrease) in net assets	371	14,032	156	110
Net assets at December 31, 2013	$ 956	$ 37,350	$ 221	$ 365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Russell™ Large Cap Value Index Portfolio - Class S	ING Russell™ Mid Cap Growth Index Portfolio - Class S	ING Russell™ Mid Cap Index Portfolio - Class I	ING Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2012	$ 2,795	$ 5,207	$ 7,784	$ 6,728

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	(33)	19	(11)
Total realized gain (loss) on investments
and capital gains distributions	34	456	769	579
Net unrealized appreciation (depreciation)
of investments	406	314	1,207	674
Net increase (decrease) in net assets resulting from	459	737	1,995	1,242
operations
Changes from principal transactions:
Total unit transactions	682	(168)	13,601	4,619
Increase (decrease) in net assets derived from
principal transactions	682	(168)	13,601	4,619
Total increase (decrease) in net assets	1,141	569	15,596	5,861
Net assets at December 31, 2012	3,936	5,776	23,380	12,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(15)	131	71
Total realized gain (loss) on investments
and capital gains distributions	456	541	2,346	1,163
Net unrealized appreciation (depreciation)
of investments	881	1,487	7,141	4,457
Net increase (decrease) in net assets resulting from	1,361	2,013	9,618	5,691
operations
Changes from principal transactions:
Total unit transactions	761	724	11,132	5,481
Increase (decrease) in net assets derived from
principal transactions	761	724	11,132	5,481
Total increase (decrease) in net assets	2,122	2,737	20,750	11,172
Net assets at December 31, 2013	$ 6,058	$ 8,513	$ 44,130	$ 23,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING Small Company Portfolio - Class I	ING Small Company Portfolio - Class S	ING U.S. Bond Index Portfolio - Class I	ING International Value Portfolio - Class I
Net assets at January 1, 2012	$ 116,910	$ 184	$ 9,456	$ 62,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(676)	(1)	143	1,073
Total realized gain (loss) on investments
and capital gains distributions	2,592	11	309	(12,126)
Net unrealized appreciation (depreciation)
of investments	13,370	15	(175)	20,937
Net increase (decrease) in net assets resulting from	15,286	25	277	9,884
operations
Changes from principal transactions:
Total unit transactions	(9,675)	(2)	1,806	(11,947)
Increase (decrease) in net assets derived from
principal transactions	(9,675)	(2)	1,806	(11,947)
Total increase (decrease) in net assets	5,611	23	2,083	(2,063)
Net assets at December 31, 2012	122,521	207	11,539	59,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(632)	-	107	1,145
Total realized gain (loss) on investments
and capital gains distributions	11,847	22	(15)	(5,597)
Net unrealized appreciation (depreciation)
of investments	32,065	57	(464)	15,690
Net increase (decrease) in net assets resulting from	43,280	79	(372)	11,238
operations
Changes from principal transactions:
Total unit transactions	(10,174)	13	(1,904)	(8,324)
Increase (decrease) in net assets derived from
principal transactions	(10,174)	13	(1,904)	(8,324)
Total increase (decrease) in net assets	33,106	92	(2,276)	2,914
Net assets at December 31, 2013	$ 155,627	$ 299	$ 9,263	$ 62,868

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING International Value Portfolio - Class S	ING MidCap Opportunities Portfolio - Class I	ING MidCap Opportunities Portfolio - Class S	ING SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2012	$ 210	$ 32,603	$ 2,056	$ 21,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(163)	(3)	(210)
Total realized gain (loss) on investments
and capital gains distributions	(15)	1,670	273	2,537
Net unrealized appreciation (depreciation)
of investments	49	3,075	(25)	924
Net increase (decrease) in net assets resulting from	38	4,582	245	3,251
operations
Changes from principal transactions:
Total unit transactions	(30)	12,330	(559)	3,495
Increase (decrease) in net assets derived from
principal transactions	(30)	12,330	(559)	3,495
Total increase (decrease) in net assets	8	16,912	(314)	6,746
Net assets at December 31, 2012	218	49,515	1,742	28,744

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(850)	(9)	(305)
Total realized gain (loss) on investments
and capital gains distributions	(2)	7,928	360	5,166
Net unrealized appreciation (depreciation)
of investments	38	16,439	67	6,273
Net increase (decrease) in net assets resulting from	40	23,517	418	11,134
operations
Changes from principal transactions:
Total unit transactions	(34)	40,460	(759)	1,697
Increase (decrease) in net assets derived from
principal transactions	(34)	40,460	(759)	1,697
Total increase (decrease) in net assets	6	63,977	(341)	12,831
Net assets at December 31, 2013	$ 224	$ 113,492	$ 1,401	$ 41,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	ING SmallCap Opportunities Portfolio - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Net assets at January 1, 2012	$ 86	$ 151	$ 322	$ 65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	(4)	1
Total realized gain (loss) on investments
and capital gains distributions	14	11	7	4
Net unrealized appreciation (depreciation)
of investments	(1)	5	49	(1)
Net increase (decrease) in net assets resulting from	13	19	52	4
operations
Changes from principal transactions:
Total unit transactions	(19)	4	(9)	(29)
Increase (decrease) in net assets derived from
principal transactions	(19)	4	(9)	(29)
Total increase (decrease) in net assets	(6)	23	43	(25)
Net assets at December 31, 2012	80	174	365	40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	(3)	2
Total realized gain (loss) on investments
and capital gains distributions	10	10	33	1
Net unrealized appreciation (depreciation)
of investments	20	13	53	(2)
Net increase (decrease) in net assets resulting from	30	24	83	1
operations
Changes from principal transactions:
Total unit transactions	(2)	(45)	(122)	(3)
Increase (decrease) in net assets derived from
principal transactions	(2)	(45)	(122)	(3)
Total increase (decrease) in net assets	28	(21)	(39)	(2)
Net assets at December 31, 2013	$ 108	$ 153	$ 326	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net assets at January 1, 2012	$ 114	$ 57	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	1	-	-
Net unrealized appreciation (depreciation)
of investments	24	9	-	-
Net increase (decrease) in net assets resulting from	22	9	-	-
operations
Changes from principal transactions:
Total unit transactions	(1)	4	10	-
Increase (decrease) in net assets derived from
principal transactions	(1)	4	10	-
Total increase (decrease) in net assets	21	13	10	-
Net assets at December 31, 2012	135	70	10	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	5	-
Total realized gain (loss) on investments
and capital gains distributions	1	2	(6)	-
Net unrealized appreciation (depreciation)
of investments	34	17	(15)	-
Net increase (decrease) in net assets resulting from	35	19	(16)	-
operations
Changes from principal transactions:
Total unit transactions	(9)	(11)	248	-
Increase (decrease) in net assets derived from
principal transactions	(9)	(11)	248	-
Total increase (decrease) in net assets	26	8	232	-
Net assets at December 31, 2013	$ 161	$ 78	$ 242	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Lord Abbett Developing Growth Fund - Class A
Net assets at January 1, 2012	$ 3,793	$ 291	$ 7,314	$ 77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(3)	(9)	(1)
Total realized gain (loss) on investments
and capital gains distributions	169	3	350	7
Net unrealized appreciation (depreciation)
of investments	13	28	873	1
Net increase (decrease) in net assets resulting from	152	28	1,214	7
operations
Changes from principal transactions:
Total unit transactions	1,104	18	2,030	9
Increase (decrease) in net assets derived from
principal transactions	1,104	18	2,030	9
Total increase (decrease) in net assets	1,256	46	3,244	16
Net assets at December 31, 2012	5,049	337	10,558	93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(3)	(123)	(2)
Total realized gain (loss) on investments
and capital gains distributions	296	49	1,824	46
Net unrealized appreciation (depreciation)
of investments	936	40	2,154	36
Net increase (decrease) in net assets resulting from	1,216	86	3,855	80
operations
Changes from principal transactions:
Total unit transactions	(2,343)	(12)	1,178	86
Increase (decrease) in net assets derived from
principal transactions	(2,343)	(12)	1,178	86
Total increase (decrease) in net assets	(1,127)	74	5,033	166
Net assets at December 31, 2013	$ 3,922	$ 411	$ 15,591	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett SmallCap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A
Net assets at January 1, 2012	$ 51	$ 1,343	$ 1,138	$ 45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	(2)	-
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	46	2
Net unrealized appreciation (depreciation)
of investments	1	178	65	5
Net increase (decrease) in net assets resulting from	2	166	109	7
operations
Changes from principal transactions:
Total unit transactions	6	(549)	(61)	106
Increase (decrease) in net assets derived from
principal transactions	6	(549)	(61)	106
Total increase (decrease) in net assets	8	(383)	48	113
Net assets at December 31, 2012	59	960	1,186	158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(4)	(12)	(1)
Total realized gain (loss) on investments
and capital gains distributions	-	151	400	43
Net unrealized appreciation (depreciation)
of investments	(2)	101	(8)	20
Net increase (decrease) in net assets resulting from	(2)	248	380	62
operations
Changes from principal transactions:
Total unit transactions	(11)	(211)	(116)	44
Increase (decrease) in net assets derived from
principal transactions	(11)	(211)	(116)	44
Total increase (decrease) in net assets	(13)	37	264	106
Net assets at December 31, 2013	$ 46	$ 997	$ 1,450	$ 264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares
Net assets at January 1, 2012	$ 90,948	$ -	$ 428	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(238)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	(3,166)	(3)	85	-
Net unrealized appreciation (depreciation)
of investments	15,274	7	(24)	-
Net increase (decrease) in net assets resulting from	11,870	4	63	-
operations
Changes from principal transactions:
Total unit transactions	(7,284)	420	227	-
Increase (decrease) in net assets derived from
principal transactions	(7,284)	420	227	-
Total increase (decrease) in net assets	4,586	424	290	-
Net assets at December 31, 2012	95,534	424	718	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(537)	-	(1)	15
Total realized gain (loss) on investments
and capital gains distributions	(309)	32	52	19
Net unrealized appreciation (depreciation)
of investments	26,886	127	88	(18)
Net increase (decrease) in net assets resulting from	26,040	159	139	16
operations
Changes from principal transactions:
Total unit transactions	(16,890)	54	(197)	3,474
Increase (decrease) in net assets derived from
principal transactions	(16,890)	54	(197)	3,474
Total increase (decrease) in net assets	9,150	213	(58)	3,490
Net assets at December 31, 2013	$ 104,684	$ 637	$ 660	$ 3,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund - Class R-3	New Perspective Fund - Class R-4
Net assets at January 1, 2012	$ 66	$ 10,377	$ 3,477	$ 67,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	8	291
Total realized gain (loss) on investments
and capital gains distributions	4	1,059	(3)	(375)
Net unrealized appreciation (depreciation)
of investments	4	(143)	415	13,920
Net increase (decrease) in net assets resulting from	7	896	420	13,836
operations
Changes from principal transactions:
Total unit transactions	22	(2,418)	(1,774)	7,115
Increase (decrease) in net assets derived from
principal transactions	22	(2,418)	(1,774)	7,115
Total increase (decrease) in net assets	29	(1,522)	(1,354)	20,951
Net assets at December 31, 2012	95	8,855	2,123	88,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	3	40
Total realized gain (loss) on investments
and capital gains distributions	13	1,895	349	5,061
Net unrealized appreciation (depreciation)
of investments	32	1,684	177	18,214
Net increase (decrease) in net assets resulting from	45	3,600	529	23,315
operations
Changes from principal transactions:
Total unit transactions	58	1,990	(235)	3,626
Increase (decrease) in net assets derived from
principal transactions	58	1,990	(235)	3,626
Total increase (decrease) in net assets	103	5,590	294	26,941
Net assets at December 31, 2013	$ 198	$ 14,445	$ 2,417	$ 114,954

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net assets at January 1, 2012	$ 400	$ 259,497	$ -	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,661)	203	-
Total realized gain (loss) on investments
and capital gains distributions	25	(21,847)	49	(6)
Net unrealized appreciation (depreciation)
of investments	28	71,592	2,872	3
Net increase (decrease) in net assets resulting from	52	48,084	3,124	(3)
operations
Changes from principal transactions:
Total unit transactions	68	(31,769)	32,251	12
Increase (decrease) in net assets derived from
principal transactions	68	(31,769)	32,251	12
Total increase (decrease) in net assets	120	16,315	35,375	9
Net assets at December 31, 2012	520	275,812	35,375	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,576)	6	-
Total realized gain (loss) on investments
and capital gains distributions	111	(2,983)	684	(3)
Net unrealized appreciation (depreciation)
of investments	(49)	24,650	2,350	(7)
Net increase (decrease) in net assets resulting from	60	19,091	3,040	(10)
operations
Changes from principal transactions:
Total unit transactions	(474)	(14,722)	709	9
Increase (decrease) in net assets derived from
principal transactions	(474)	(14,722)	709	9
Total increase (decrease) in net assets	(414)	4,369	3,749	(1)
Net assets at December 31, 2013	$ 106	$ 280,181	$ 39,124	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Net assets at January 1, 2012	$ 134	$ 11	$ 207	$ 106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	3	5
Total realized gain (loss) on investments
and capital gains distributions	-	-	(6)	2
Net unrealized appreciation (depreciation)
of investments	9	4	43	5
Net increase (decrease) in net assets resulting from	13	3	40	12
operations
Changes from principal transactions:
Total unit transactions	(19)	27	(21)	(9)
Increase (decrease) in net assets derived from
principal transactions	(19)	27	(21)	(9)
Total increase (decrease) in net assets	(6)	30	19	3
Net assets at December 31, 2012	128	41	226	109

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	1	4
Total realized gain (loss) on investments
and capital gains distributions	(2)	2	1	1
Net unrealized appreciation (depreciation)
of investments	(9)	12	55	(6)
Net increase (decrease) in net assets resulting from	(7)	13	57	(1)
operations
Changes from principal transactions:
Total unit transactions	20	(8)	(22)	(9)
Increase (decrease) in net assets derived from
principal transactions	20	(8)	(22)	(9)
Total increase (decrease) in net assets	13	5	35	(10)
Net assets at December 31, 2013	$ 141	$ 46	$ 261	$ 99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Equity Income Fund - Investor Shares	Pax World Balanced Fund - Individual Investor Class
Net assets at January 1, 2012	$ 65	$ 9,234	$ 42	$ 47,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(39)	9	262
Total realized gain (loss) on investments
and capital gains distributions	-	139	8	(503)
Net unrealized appreciation (depreciation)
of investments	10	1,450	(4)	4,925
Net increase (decrease) in net assets resulting from	10	1,550	13	4,684
operations
Changes from principal transactions:
Total unit transactions	(8)	61	567	(5,864)
Increase (decrease) in net assets derived from
principal transactions	(8)	61	567	(5,864)
Total increase (decrease) in net assets	2	1,611	580	(1,180)
Net assets at December 31, 2012	67	10,845	622	46,306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(12)	29	(103)
Total realized gain (loss) on investments
and capital gains distributions	2	1,172	413	5,289
Net unrealized appreciation (depreciation)
of investments	17	4,192	414	1,581
Net increase (decrease) in net assets resulting from	19	5,352	856	6,767
operations
Changes from principal transactions:
Total unit transactions	(9)	7,302	5,911	(3,659)
Increase (decrease) in net assets derived from
principal transactions	(9)	7,302	5,911	(3,659)
Total increase (decrease) in net assets	10	12,654	6,767	3,108
Net assets at December 31, 2013	$ 77	$ 23,499	$ 7,389	$ 49,414

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A
Net assets at January 1, 2012	$ 201,912	$ -	$ 4,359	$ 248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	446	15	137	28
Total realized gain (loss) on investments
and capital gains distributions	15,002	-	575	-
Net unrealized appreciation (depreciation)
of investments	1,463	3	(286)	27
Net increase (decrease) in net assets resulting from	16,911	18	426	55
operations
Changes from principal transactions:
Total unit transactions	41,244	1,081	(2,607)	1,216
Increase (decrease) in net assets derived from
principal transactions	41,244	1,081	(2,607)	1,216
Total increase (decrease) in net assets	58,155	1,099	(2,181)	1,271
Net assets at December 31, 2012	260,067	1,099	2,178	1,519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,082	53	87	52
Total realized gain (loss) on investments
and capital gains distributions	8,483	180	171	32
Net unrealized appreciation (depreciation)
of investments	(31,921)	441	(28)	(71)
Net increase (decrease) in net assets resulting from	(22,356)	674	230	13
operations
Changes from principal transactions:
Total unit transactions	(88,953)	2,778	(442)	(175)
Increase (decrease) in net assets derived from
principal transactions	(88,953)	2,778	(442)	(175)
Total increase (decrease) in net assets	(111,309)	3,452	(212)	(162)
Net assets at December 31, 2013	$ 148,758	$ 4,551	$ 1,966	$ 1,357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Columbia Diversified Equity Income Fund - Class K	Royce Total Return Fund - K Class
Net assets at January 1, 2012	$ 17,672	$ 23,415	$ 5,931	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	2,156	95	-
Total realized gain (loss) on investments
and capital gains distributions	2,052	(361)	277	-
Net unrealized appreciation (depreciation)
of investments	(248)	1,737	479	-
Net increase (decrease) in net assets resulting from	1,740	3,532	851	-
operations
Changes from principal transactions:
Total unit transactions	(3,511)	791	486	1
Increase (decrease) in net assets derived from
principal transactions	(3,511)	791	486	1
Total increase (decrease) in net assets	(1,771)	4,323	1,337	1
Net assets at December 31, 2012	15,901	27,738	7,268	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	1,292	59	-
Total realized gain (loss) on investments
and capital gains distributions	340	1,754	503	-
Net unrealized appreciation (depreciation)
of investments	(913)	39	1,655	-
Net increase (decrease) in net assets resulting from	(535)	3,085	2,217	-
operations
Changes from principal transactions:
Total unit transactions	(2,429)	87	161	1
Increase (decrease) in net assets derived from
principal transactions	(2,429)	87	161	1
Total increase (decrease) in net assets	(2,964)	3,172	2,378	1
Net assets at December 31, 2013	$ 12,937	$ 30,910	$ 9,646	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A
Net assets at January 1, 2012	$ 6,672	$ 625	$ 173	$ 1,088

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	1	1	17
Total realized gain (loss) on investments
and capital gains distributions	365	40	10	76
Net unrealized appreciation (depreciation)
of investments	1,034	74	21	81
Net increase (decrease) in net assets resulting from	1,436	115	32	174
operations
Changes from principal transactions:
Total unit transactions	(166)	37	21	(88)
Increase (decrease) in net assets derived from
principal transactions	(166)	37	21	(88)
Total increase (decrease) in net assets	1,270	152	53	86
Net assets at December 31, 2012	7,942	777	226	1,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101)	(3)	-	14
Total realized gain (loss) on investments
and capital gains distributions	940	120	49	165
Net unrealized appreciation (depreciation)
of investments	1,605	115	30	171
Net increase (decrease) in net assets resulting from	2,444	232	79	350
operations
Changes from principal transactions:
Total unit transactions	1,758	(81)	(20)	296
Increase (decrease) in net assets derived from
principal transactions	1,758	(81)	(20)	296
Total increase (decrease) in net assets	4,202	151	59	646
Net assets at December 31, 2013	$ 12,144	$ 928	$ 285	$ 1,820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares
Net assets at January 1, 2012	$ -	$ 209,387	$ 55	$ 4,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	970	10,420	1	(62)
Total realized gain (loss) on investments
and capital gains distributions	477	9,019	(4)	(1,220)
Net unrealized appreciation (depreciation)
of investments	655	9,438	10	252
Net increase (decrease) in net assets resulting from	2,102	28,877	7	(1,030)
operations
Changes from principal transactions:
Total unit transactions	34,933	(33,766)	(28)	4,288
Increase (decrease) in net assets derived from
principal transactions	34,933	(33,766)	(28)	4,288
Total increase (decrease) in net assets	37,035	(4,889)	(21)	3,258
Net assets at December 31, 2012	37,035	204,498	34	8,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,504	6,215	-	(64)
Total realized gain (loss) on investments
and capital gains distributions	5	1,853	-	(2,926)
Net unrealized appreciation (depreciation)
of investments	(907)	(5,834)	6	(1,813)
Net increase (decrease) in net assets resulting from	602	2,234	6	(4,803)
operations
Changes from principal transactions:
Total unit transactions	2,243	(6,007)	6	3,471
Increase (decrease) in net assets derived from
principal transactions	2,243	(6,007)	6	3,471
Total increase (decrease) in net assets	2,845	(3,773)	12	(1,332)
Net assets at December 31, 2013	$ 39,880	$ 200,725	$ 46	$ 6,749

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Victory Small Company Opportunity Fund - Class R
Net assets at January 1, 2012	$ 82	$ 351	$ 92	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	5	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	19	1
Net unrealized appreciation (depreciation)
of investments	13	42	(11)	-
Net increase (decrease) in net assets resulting from	12	46	8	1
operations
Changes from principal transactions:
Total unit transactions	(7)	49	(75)	11
Increase (decrease) in net assets derived from
principal transactions	(7)	49	(75)	11
Total increase (decrease) in net assets	5	95	(67)	12
Net assets at December 31, 2012	87	446	25	13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	8	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	87	9	1
Net unrealized appreciation (depreciation)
of investments	23	(2)	2	3
Net increase (decrease) in net assets resulting from	24	93	11	4
operations
Changes from principal transactions:
Total unit transactions	(4)	(294)	(13)	3
Increase (decrease) in net assets derived from
principal transactions	(4)	(294)	(13)	3
Total increase (decrease) in net assets	20	(201)	(2)	7
Net assets at December 31, 2013	$ 107	$ 245	$ 23	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors Fund - Class R-3
Net assets at January 1, 2012	$ 24,628	$ 78,376	$ 40,134	$ 4,465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	149	(338)	(239)	60
Total realized gain (loss) on investments
and capital gains distributions	3,305	(987)	2,050	(160)
Net unrealized appreciation (depreciation)
of investments	1,857	14,495	6,347	595
Net increase (decrease) in net assets resulting from	5,311	13,170	8,158	495
operations
Changes from principal transactions:
Total unit transactions	3,619	(9,239)	7,921	(579)
Increase (decrease) in net assets derived from
principal transactions	3,619	(9,239)	7,921	(579)
Total increase (decrease) in net assets	8,930	3,931	16,079	(84)
Net assets at December 31, 2012	33,558	82,307	56,213	4,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	759	(482)	(417)	68
Total realized gain (loss) on investments
and capital gains distributions	3,854	2,493	6,934	394
Net unrealized appreciation (depreciation)
of investments	3,215	23,722	12,172	730
Net increase (decrease) in net assets resulting from	7,828	25,733	18,689	1,192
operations
Changes from principal transactions:
Total unit transactions	4,968	(12,015)	(1,648)	(851)
Increase (decrease) in net assets derived from
principal transactions	4,968	(12,015)	(1,648)	(851)
Total increase (decrease) in net assets	12,796	13,718	17,041	341
Net assets at December 31, 2013	$ 46,354	$ 96,025	$ 73,254	$ 4,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2013 and 2012

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net assets at January 1, 2012	$ 87,837	$ 108	$ 89,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,112	-	(973)
Total realized gain (loss) on investments
and capital gains distributions	38	7	(2,595)
Net unrealized appreciation (depreciation)
of investments	8,872	6	14,263
Net increase (decrease) in net assets resulting from	10,022	13	10,695
operations
Changes from principal transactions:
Total unit transactions	(2,903)	14	(5,678)
Increase (decrease) in net assets derived from
principal transactions	(2,903)	14	(5,678)
Total increase (decrease) in net assets	7,119	27	5,017
Net assets at December 31, 2012	94,956	135	94,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,410	(1)	(1,021)
Total realized gain (loss) on investments
and capital gains distributions	3,913	31	7,208
Net unrealized appreciation (depreciation)
of investments	23,143	(12)	26,823
Net increase (decrease) in net assets resulting from	28,466	18	33,010
operations
Changes from principal transactions:
Total unit transactions	(4,853)	(38)	(8,528)
Increase (decrease) in net assets derived from
principal transactions	(4,853)	(38)	(8,528)
Total increase (decrease) in net assets	23,613	(20)	24,482
Net assets at December 31, 2013	$ 118,569	$ 115	$ 118,565

The accompanying notes are an integral part of these financial statements.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

1.                  Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA” On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”) (the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc. changed its legal name to Voya Financial, Inc.; and based on current expectations, in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

The Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2013, the Account had 303 investment divisions (the “Divisions”), 125 of which invest in independently managed mutual funds and 178 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2013 and related Trusts are as follows:

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

AIM Growth Series:	American Funds Fundamental Investors:
Invesco Mid Cap Core Equity Fund - Class A	Fundamental Investors - Class R-3
Invesco Small Cap Growth Fund - Class A	Fundamental Investors - Class R-4
AIM International Mutual Funds:	American Mutual Fund®:
Invesco International Growth Fund - Class R5	American Funds American Mutual Fund® -
AIM Investment Funds:	Class R-4
Invesco Endeavor Fund - Class A	Ariel Appreciation Fund - Investor Class
Invesco Global Health Care Fund - Investor Class	Ariel Fund - Investor Class
AIM Sector Funds:	Artisan Funds, Inc.:
Invesco Small Cap Value Fund - Class A	Artisan International Fund - Investor Shares
AIM Variable Insurance Funds:	Aston Funds:
Invesco V.I. American Franchise Fund -	Aston/Fairpointe Mid Cap Fund - Class N
Series I Shares	BlackRock Equity Dividend Fund:
Invesco V.I. Core Equity Fund - Series I Shares	BlackRock Equity Dividend Fund - Investor A
The Alger Funds:	Shares
Alger Capital Appreciation Fund - Class A	BlackRock Mid Cap Value Opportunities Series, Inc.:
The Alger Funds II:	BlackRock Mid Cap Value Opportunities Fund -
Alger Green Fund - Class A	Investor A Shares
AllianceBernstein Growth and Income Fund, Inc.:	Bond Fund of America:
AllianceBernstein Growth and Income Fund, Inc. -	Bond Fund of America - Class R-4
Class A	Calvert Variable Series, Inc.:
AllianceBernstein Variable Products Series Fund, Inc.:	Calvert VP SRI Balanced Portfolio
AllianceBernstein Growth and Income	Capital World Growth & Income Fund:
Portfolio - Class A	Capital World Growth & Income FundSM, Inc. -
Allianz Funds:	Class R-3
AllianzGI NFJ Dividend Value Fund - Class A	Cohen & Steers Realty Shares, Inc.:
AllianzGI NFJ Large-Cap Value Fund -	Cohen & Steers Realty Shares
Institutional Class	Columbia Acorn Trust:
AllianzGI NFJ Small-Cap Value Fund - Class A	ColumbiaSM Acorn Fund® - Class A
Amana Mutual Funds Trust:	ColumbiaSM Acorn Fund® - Class Z
Amana Growth Fund	Columbia Funds Series Trust:
Amana Income Fund	Columbia Mid Cap Value Fund - Class A
American Balanced Fund®, Inc.:	Columbia Mid Cap Value Fund - Class Z
American Balanced Fund® - Class R-3	CRM Mutual Fund Trust:
American Century Government Income Trust:	CRM Mid Cap Value Fund - Investor Shares
American Century Inflation-Adjusted Bond	Delaware Group Adviser Funds:
Fund - Investor Class	Delaware Diversified Income Fund - Class A
American Century Quantitative Equity Funds, Inc.:	Delaware Group Equity Funds V:
American Century Income & Growth Fund - A Class	Delaware Small Cap Value Fund - Class A

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Dodge & Cox Funds:	ING Investors Trust (continued):
Dodge & Cox International Stock Fund	ING BlackRock Large Cap Growth Portfolio -
Dodge & Cox Stock Fund	Institutional Class
DWS Institutional Funds:	ING BlackRock Large Cap Growth Portfolio -
DWS Equity 500 Index Fund - Class S	Service Class
Eaton Vance Special Investment Trust:	ING BlackRock Large Cap Growth Portfolio -
Eaton Vance Large-Cap Value Fund - Class R	Service 2 Class
EuroPacific Growth Fund®:	ING Clarion Global Real Estate Portfolio -
EuroPacific Growth Fund® - Class R-3	Adviser Class
EuroPacific Growth Fund® - Class R-4	ING Clarion Global Real Estate Portfolio -
Fidelity® Contrafund®:	Institutional Class
Fidelity® Advisor New Insights	ING Clarion Real Estate Portfolio - Adviser Class
Fund - Institutional Class	ING Clarion Real Estate Portfolio -
Fidelity® Variable Insurance Products:	Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Clarion Real Estate Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® VIP High Income Portfolio - Initial Class	Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio - Service
Fidelity® Variable Insurance Products II:	Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING FMRSM Diversified Mid Cap Portfolio -
Fidelity® VIP Index 500 Portfolio - Initial Class	Service 2 Class
Fidelity® Variable Insurance Products III:	ING Global Resources Portfolio - Adviser Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Global Resources Portfolio - Institutional Class
Fidelity® Variable Insurance Products V:	ING Global Resources Portfolio - Service Class
Fidelity® VIP Asset Manager Portfolio - Initial Class	ING Invesco Growth and Income Portfolio -
Franklin Mutual Series Fund Inc.:	Institutional Class
Mutual Global Discovery Fund - Class R	ING Invesco Growth and Income Portfolio -
Franklin Strategic Series:	Service Class
Franklin Small-Mid Cap Growth Fund - Class A	ING JPMorgan Emerging Markets Equity Portfolio -
Franklin Templeton Variable Insurance Products Trust:	Adviser Class
Franklin Small Cap Value Securities Fund - Class 2	ING JPMorgan Emerging Markets Equity Portfolio -
Growth Fund of America:	Institutional Class
Growth Fund of America - Class R-3	ING JPMorgan Emerging Markets Equity Portfolio -
Growth Fund of America - Class R-4	Service Class
Hartford Mutual Funds, Inc.:	ING JPMorgan Small Cap Core Equity Portfolio -
The Hartford Capital Appreciation Fund - Class R4	Adviser Class
The Hartford Dividend and Growth Fund - Class R4	ING JPMorgan Small Cap Core Equity Portfolio -
Income Fund of America:	Institutional Class
Income Fund of America - Class R-3	ING JPMorgan Small Cap Core Equity Portfolio -
ING Balanced Portfolio, Inc.:	Service Class
ING Balanced Portfolio - Class I	ING Large Cap Growth Portfolio - Adviser Class
ING Equity Trust:	ING Large Cap Growth Portfolio - Institutional Class
ING Growth Opportunities Fund - Class A	ING Large Cap Growth Portfolio - Service Class
ING Large Cap Value Fund - Class A	ING Large Cap Value Portfolio - Adviser Class
ING MidCap Opportunities Fund - Class A	ING Large Cap Value Portfolio - Institutional Class
ING Real Estate Fund - Class A	ING Large Cap Value Portfolio - Service Class
ING Funds Trust:	ING Limited Maturity Bond Portfolio - Adviser Class
ING GNMA Income Fund - Class A	ING Marsico Growth Portfolio - Institutional Class
ING Intermediate Bond Fund - Class A	ING Marsico Growth Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING MFS Total Return Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Institutional Class
ING Intermediate Bond Portfolio - Class S	ING MFS Total Return Portfolio - Service Class
ING Investors Trust:	ING MFS Utilities Portfolio - Service Class
ING BlackRock Health Sciences Opportunities	ING Morgan Stanley Global Franchise Portfolio -
Portfolio - Service Class	Adviser Class
ING BlackRock Inflation Protected Bond Portfolio -	ING Multi-Manager Large Cap Core Portfolio -
Adviser Class	Institutional Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Multi-Manager Large Cap Core Portfolio -	ING Index Solution 2035 Portfolio - Service Class
Service Class	ING Index Solution 2035 Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Adviser Class	ING Index Solution 2045 Portfolio - Initial Class
ING PIMCO High Yield Portfolio - Institutional Class	ING Index Solution 2045 Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class	ING Index Solution 2045 Portfolio - Service 2 Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Initial Class
Adviser Class	ING Index Solution 2055 Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution 2055 Portfolio - Service 2 Class
Institutional Class	ING Index Solution Income Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Index Solution Income Portfolio - Service Class
Service Class	ING Index Solution Income Portfolio - Service 2 Class
ING T. Rowe Price Equity Income Portfolio - Adviser	ING Invesco Comstock Portfolio - Adviser Class
Class	ING Invesco Comstock Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service	ING Invesco Equity and Income Portfolio - Adviser
Class	Class
ING T. Rowe Price International Stock Portfolio -	ING Invesco Equity and Income Portfolio - Initial
Adviser Class	Class
ING T. Rowe Price International Stock Portfolio -	ING Invesco Equity and Income Portfolio - Service
Service Class	Class
ING Templeton Global Growth Portfolio -	ING JPMorgan Mid Cap Value Portfolio - Adviser
Institutional Class	Class
ING Templeton Global Growth Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Initial Class
Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING U.S. Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Money Market Portfolio:	ING Oppenheimer Global Portfolio - Initial Class
ING Money Market Portfolio - Class I	ING Oppenheimer Global Portfolio - Service Class
ING Mutual Funds:	ING PIMCO Total Return Portfolio - Adviser Class
ING Global Real Estate Fund - Class A	ING PIMCO Total Return Portfolio - Initial Class
ING International Small Cap Fund - Class A	ING PIMCO Total Return Portfolio - Service Class
ING Partners, Inc.:	ING Pioneer High Yield Portfolio - Initial Class
ING American Century Small-Mid Cap Value	ING Pioneer High Yield Portfolio - Service Class
Portfolio - Adviser Class	ING Solution 2015 Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Initial Class
Portfolio - Initial Class	ING Solution 2015 Portfolio - Service Class
ING American Century Small-Mid Cap Value	ING Solution 2015 Portfolio - Service 2 Class
Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Baron Growth Portfolio - Adviser Class	ING Solution 2025 Portfolio - Initial Class
ING Baron Growth Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Columbia Contrarian Core Portfolio - Service	ING Solution 2025 Portfolio - Service 2 Class
Class	ING Solution 2035 Portfolio - Adviser Class
ING Columbia Small Cap Value II Portfolio - Adviser	ING Solution 2035 Portfolio - Initial Class
Class	ING Solution 2035 Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service	ING Solution 2035 Portfolio - Service 2 Class
Class	ING Solution 2045 Portfolio - Adviser Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING Global Bond Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class
ING Global Bond Portfolio - Initial Class	ING Solution 2045 Portfolio - Service 2 Class
ING Global Bond Portfolio - Service Class	ING Solution 2055 Portfolio - Initial Class
ING Index Solution 2015 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service Class
ING Index Solution 2015 Portfolio - Service Class	ING Solution 2055 Portfolio - Service 2 Class
ING Index Solution 2015 Portfolio - Service 2 Class	ING Solution Balanced Portfolio - Service Class
ING Index Solution 2025 Portfolio - Initial Class	ING Solution Income Portfolio - Adviser Class
ING Index Solution 2025 Portfolio - Service Class	ING Solution Income Portfolio - Initial Class
ING Index Solution 2025 Portfolio - Service 2 Class	ING Solution Income Portfolio - Service Class
ING Index Solution 2035 Portfolio - Initial Class	ING Solution Income Portfolio - Service 2 Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

ING Investors Trust (continued):	ING Variable Products Trust:
ING Solution Moderately Conservative	ING International Value Portfolio - Class I
Portfolio - Service Class	ING International Value Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING MidCap Opportunities Portfolio - Class I
Portfolio -Adviser Class	ING MidCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	ING SmallCap Opportunities Portfolio - Class I
Portfolio - Initial Class	ING SmallCap Opportunities Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth	Janus Aspen Series:
Portfolio - Service Class	Janus Aspen Series Balanced Portfolio -
ING T. Rowe Price Growth Equity Portfolio -	Institutional Shares
Adviser Class	Janus Aspen Series Enterprise Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Initial	Institutional Shares
Class	Janus Aspen Series Flexible Bond Portfolio -
ING T. Rowe Price Growth Equity Portfolio - Service	Institutional Shares Institutional Shares
Class	Janus Aspen Series Global Research Portfolio -
ING Templeton Foreign Equity Portfolio - Adviser	Institutional Shares
Class	Janus Aspen Series Janus Portfolio - Institutional
ING Templeton Foreign Equity Portfolio - Initial Class	Shares
ING Templeton Foreign Equity Portfolio - Service	JPMorgan Trust II:
Class	JPMorgan Government Bond Fund - Select Class
ING Series Fund, Inc.:	Lazard Funds, Inc.:
ING Core Equity Research Fund - Class A	Lazard Emerging Markets Equity Portfolio - Open
ING Strategic Allocation Portfolios, Inc.:	Shares
ING Strategic Allocation Conservative Portfolio -	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Class I	LKCM Funds:
ING Strategic Allocation Growth Portfolio - Class I	LKCM Aquinas Growth Fund
ING Strategic Allocation Moderate Portfolio - Class I	Loomis Sayles Funds I:
ING Variable Funds:	Loomis Sayles Small Cap Value Fund - Retail Class
ING Growth and Income Portfolio - Class A	Lord Abbett Developing Growth Fund, Inc.:
ING Growth and Income Portfolio - Class S	Lord Abbett Developing Growth Fund - Class A
ING Variable Portfolios, Inc.:	Lord Abbett Investment Trust:
ING Index Plus LargeCap Portfolio - Class I	Lord Abbett Core Fixed Income Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Lord Abbett Mid Cap Stock Fund, Inc.:
ING Index Plus MidCap Portfolio - Class I	Lord Abbett Mid Cap Stock Fund - Class A
ING Index Plus MidCap Portfolio - Class S	Lord Abbett Research Fund, Inc.:
ING Index Plus SmallCap Portfolio - Class I	Lord Abbett SmallCap Value Fund - Class A
ING Index Plus SmallCap Portfolio - Class S	Lord Abbett Securities Trust:
ING International Index Portfolio - Class I	Lord Abbett Fundamental Equity Fund - Class A
ING International Index Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Russell™ Large Cap Growth Index Portfolio -	Lord Abbett Series Fund MidCap Stock Portfolio -
Class I	Class VC
ING Russell™ Large Cap Growth Index Portfolio -	MainStay Funds:
Class S	MainStay Large Cap Growth Fund - Class R3
ING Russell™ Large Cap Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING Russell™ Large Cap Index Portfolio - Class S	Massachusetts Investors Growth Stock Fund - Class A
ING Russell™ Large Cap Value Index Portfolio -	Metropolitan West Funds:
Class I	Metropolitan West Total Return Bond Fund -
ING Russell™ Large Cap Value Index Portfolio -	Class M Shares
Class S	Neuberger Berman Equity Funds®:
ING Russell™ Mid Cap Growth Index Portfolio -	Neuberger Berman Genesis Fund - Trust Class
Class S	Neuberger Berman Socially Responsive Fund -
ING Russell™ Mid Cap Index Portfolio - Class I	Trust Class
ING Russell™ Small Cap Index Portfolio - Class I	New Perspective Fund:
ING Small Company Portfolio - Class I	New Perspective Fund - Class R-3
ING Small Company Portfolio - Class S

ING U.S. Bond Index Portfolio - Class I

New Perspective Fund (continued):	The Royce Fund:
New Perspective Fund - Class R-4	Royce Total Return Fund - K Class
Oppenheimer Capital Appreciation Fund:	SmallCap World Fund, Inc.:
Oppenheimer Capital Appreciation Fund - Class A	SMALLCAP World Fund® - Class R-4
Oppenheimer Developing Markets Fund:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Oppenheimer Developing Markets Fund - Class A	T. Rowe Price Mid-Cap Value Fund - R Class
Oppenheimer Developing Markets Fund - Class Y	T. Rowe Price Value Fund, Inc.:
Oppenheimer Gold & Special Minerals Fund:	T. Rowe Price Value Fund - Advisor Class
Oppenheimer Gold & Special Minerals Fund - Class A	Templeton Funds, Inc.:
Oppenheimer International Bond Fund:	Templeton Foreign Fund - Class A
Oppenheimer International Bond Fund - Class A	Templeton Income Trust:
Oppenheimer Variable Account Funds:	Templeton Global Bond Fund - Advisor class
Oppenheimer Discovery Mid Cap Growth Fund/VA	Templeton Global Bond Fund - Class A
Oppenheimer Global Fund/VA	Thornburg Investment Trust:
Oppenheimer Global Strategic Income Fund/VA	Thornburg International Value Fund - Class R4
Oppenheimer Main Street Fund®/VA	USAA Investment Trust:
Oppenheimer Main Street Small Cap Fund®/VA	USAA Precious Metals and Minerals Fund -
Parnassus Income Funds:	Adviser Shares
Parnassus Equity Income Fund - Investor Shares	Vanguard® Variable Insurance Fund:
Pax World Funds Series Trust I:	Diversified Value Portfolio
Pax World Balanced Fund - Individual Investor Class	Equity Income Portfolio
PIMCO Variable Insurance Trust:	Small Company Growth Portfolio
PIMCO Real Return Portfolio - Administrative Class	The Victory Portfolios:
Pioneer Equity Income Fund:	Victory Small Company Opportunity Fund - Class R
Pioneer Equity Income Fund - Class Y	Wanger Advisors Trust:
Pioneer High Yield Fund:	Wanger International
Pioneer High Yield Fund - Class A	Wanger Select
Pioneer Strategic Income Fund:	Wanger USA
Pioneer Strategic Income Fund - Class A	Washington Mutual Investors Fund:
Pioneer Variable Contracts Trust:	Washington Mutual Investors Fund - Class R-3
Pioneer Emerging Markets VCT Portfolio - Class I	Washington Mutual Investors Fund - Class R-4
Pioneer High Yield VCT Portfolio - Class I	Wells Fargo Funds Trust:
RiverSource® Investment Series, Inc.:	Wells Fargo Advantage Small Cap Value Fund -
Columbia Diversified Equity Income Fund - Class K	Class A
Wells Fargo Advantage Special Small Cap Value
Fund - Class A

The names of certain Trusts and Divisions were changed during 2013.  The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund -	Invesco Van Kampen American Franchise Fund -
Series I Shares	Class I Shares
Allianz Funds:	Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	Allianz NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	Allianz NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A	Allianz NFJ Small-Cap Value Fund - Class A
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Institutional Class	Institutional Class
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income
Service Class	Portfolio - Service Class
ING Multi-Manager Large Cap Core	ING Pioneer Fund Portfolio - Institutional
Portfolio - Institutional Class	Class
ING Multi-Manager Large Cap Core Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Former Name
Current Name ING Partners, Inc.:	Former Name ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Invesco Comstock Portfolio - Adviser Class	ING Invesco Van Kampen Comstock Portfolio - Adviser Class
ING Invesco Comstock Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Adviser Class	Portfolio - Adviser Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Initial Class	Portfolio - Initial Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income
Service Class	Portfolio - Service Class
ING Solution Balanced Portfolio -	ING Solution Growth Portfolio -
Service Class	Service Class
ING Solution Moderately Conservative Portfolio -	ING Solution Moderate Portfolio -
Service Class	Service Class
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Global Research Portfolio -	Janus Aspen Series Worldwide Portfolio -
Institutional Shares	Institutional Shares
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Small- & Mid-Cap Growth Fund/VA
Oppenheimer Global Fund/VA	Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4

During 2013, the following Divisions were closed to contract owners:

ING Equity Trust:
ING Value Choice Fund - Class A
ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Adviser Class
ING Growth and Income Core Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class
ING BlackRock Science and Technology Opportunities Portfolio - Class I

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

2.                  Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners.  Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts.  The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions.  Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company.  To the extent that benefits to be paid to the variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds.  Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges.  Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC).  Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies (Accounting Standards Codification (“ASC”) Topic 946):  Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012, were issued.

3.                  Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2013. The Account had no financial liabilities as of December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪    Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪    Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)            Quoted prices for similar assets or liabilities in active markets;

b)            Quoted prices for identical or similar assets or liabilities in non-active markets;

c)            Inputs other than quoted market prices that are observable; and

d)           Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪    Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.                  Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.  Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.  These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.  These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.  These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.  These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC.  ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.                  Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Equity Trust, ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.11% to 0.98% of the average net assets of each respective Fund.

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

6.                  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	$ 1,074	$ 1,916
Invesco Small Cap Growth Fund - Class A	8	4
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	180	13
AIM Investment Funds:
Invesco Endeavor Fund - Class A	39	21
Invesco Global Health Care Fund - Investor Class	124	74
AIM Sector Funds:
Invesco Small Cap Value Fund - Class A	127	7
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	1,980	3,134
Invesco V.I. Core Equity Fund - Series I Shares	1,901	5,586
The Alger Funds:
Alger Capital Appreciation Fund - Class A	117	15
The Alger Funds II:
Alger Green Fund - Class A	2,270	847
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	22	93
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	185	140
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	15	27
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	1	21
AllianzGI NFJ Small-Cap Value Fund - Class A	141	27
Amana Mutual Funds Trust:
Amana Growth Fund	5,349	7,424
Amana Income Fund	11,990	6,506
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	912	504
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	4,650	20,858
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	2,054	997
American Funds Fundamental Investors:
Fundamental Investors - Class R-3	588	243
Fundamental Investors - Class R-4	8,229	4,794
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	804	33
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	189	580
Ariel Fund - Investor Class	7,714	2,893

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	$ 5,184	$ 1,526
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	23,036	2,074
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	285	107
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	8,239	4,724
Bond Fund of America:
Bond Fund of America - Class R-4	1,498	2,758
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	8,507	5,209
Capital World Growth & Income Fund:
Capital World Growth & Income FundSM, Inc. - Class R-3	128	72
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	2,299	1,897
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	16	17
ColumbiaSM Acorn Fund® - Class Z	6	-
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	2,414	1,455
Columbia Mid Cap Value Fund - Class Z	-	-
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	67	18
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	1,977	809
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	110	7
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	127	34
Dodge & Cox Stock Fund	112	33
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	79	44
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	57	49
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	825	2,360
EuroPacific Growth Fund® - Class R-4	16,349	20,839
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	306	124
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	35,546	38,910
Fidelity® VIP Growth Portfolio - Initial Class	5,151	31,702
Fidelity® VIP High Income Portfolio - Initial Class	3,127	3,942
Fidelity® VIP Overseas Portfolio - Initial Class	4,345	5,437
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	36,158	115,868
Fidelity® VIP Index 500 Portfolio - Initial Class	12,460	8,101

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	$ 6,170	$ 3,006
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,652	3,910
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	521	733
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	209	126
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	14,720	16,350
Growth Fund of America:
Growth Fund of America - Class R-3	2,508	2,040
Growth Fund of America - Class R-4	34,388	29,321
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	188	410
The Hartford Dividend And Growth Fund - Class R4	163	491
Income Fund of America:
Income Fund of America - Class R-3	372	255
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	10,849	40,429
ING Equity Trust:
ING Growth Opportunities Fund - Class A	30	2
ING Large Cap Value Fund - Class A	6	-
ING MidCap Opportunities Fund - Class A	2	1
ING Real Estate Fund - Class A	290	319
ING Value Choice Fund - Class A	1	5
ING Funds Trust:
ING GNMA Income Fund - Class A	539	957
ING Intermediate Bond Fund - Class A	442	1,572
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	23,774	71,292
ING Intermediate Bond Portfolio - Class S	91	264
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	14,780	2,432
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	9	30
ING BlackRock Large Cap Growth Portfolio - Institutional Class	4,030	13,551
ING BlackRock Large Cap Growth Portfolio - Service Class	22	324
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	5	55
ING Clarion Global Real Estate Portfolio - Adviser Class	1	1
ING Clarion Global Real Estate Portfolio - Institutional Class	17,810	11,120
ING Clarion Real Estate Portfolio - Adviser Class	1	4
ING Clarion Real Estate Portfolio - Institutional Class	198	604
ING Clarion Real Estate Portfolio - Service Class	4,434	9,031
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	4,487	5,483
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,331	7,289
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	23	1
ING Global Resources Portfolio - Adviser Class	-	1
ING Global Resources Portfolio - Institutional Class	-	1
ING Global Resources Portfolio - Service Class	5,077	20,816

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Invesco Growth and Income Portfolio - Institutional Class	$ 4,223	$ 1,032
ING Invesco Growth and Income Portfolio - Service Class	5,783	3,760
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	52	71
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,704	8,201
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,985	6,691
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	8,273	1,891
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	7,476	1,842
ING Large Cap Growth Portfolio - Adviser Class	3	14
ING Large Cap Growth Portfolio - Institutional Class	22,074	18,323
ING Large Cap Growth Portfolio - Service Class	1,800	441
ING Large Cap Value Portfolio - Adviser Class	27	-
ING Large Cap Value Portfolio - Institutional Class	94,523	35,824
ING Large Cap Value Portfolio - Service Class	570	248
ING Limited Maturity Bond Portfolio - Adviser Class	1	-
ING Marsico Growth Portfolio - Institutional Class	2,452	2,540
ING Marsico Growth Portfolio - Service Class	5	30
ING MFS Total Return Portfolio - Adviser Class	36	312
ING MFS Total Return Portfolio - Institutional Class	5,163	7,169
ING MFS Total Return Portfolio - Service Class	2,518	3,508
ING MFS Utilities Portfolio - Service Class	4,122	5,330
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	4	-
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	2,520	3,386
ING Multi-Manager Large Cap Core Portfolio - Service Class	37	47
ING PIMCO High Yield Portfolio - Adviser Class	14	19
ING PIMCO High Yield Portfolio - Institutional Class	11,556	8,949
ING PIMCO High Yield Portfolio - Service Class	7,086	10,450
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	27
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,965	91,375
ING Pioneer Mid Cap Value Portfolio - Service Class	31	474
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	149	29
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	40,057	9,077
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	79,011	20,317
ING T. Rowe Price Equity Income Portfolio - Adviser Class	88	359
ING T. Rowe Price Equity Income Portfolio - Service Class	8,636	18,127
ING T. Rowe Price International Stock Portfolio - Adviser Class	9	5
ING T. Rowe Price International Stock Portfolio - Service Class	796	1,404
ING Templeton Global Growth Portfolio - Institutional Class	111	334
ING Templeton Global Growth Portfolio - Service Class	2,100	1,479
ING U.S. Stock Index Portfolio - Institutional Class	4,787	835
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	74,189	87,985
ING Mutual Funds:
ING Global Real Estate Fund - Class A	53	12
ING International Small Cap Fund - Class A	105	132

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	$ 8	$ 18
ING American Century Small-Mid Cap Value Portfolio - Initial Class	7,739	1,582
ING American Century Small-Mid Cap Value Portfolio - Service Class	8,526	6,299
ING Baron Growth Portfolio - Adviser Class	114	1,272
ING Baron Growth Portfolio - Service Class	27,689	14,552
ING Columbia Contrarian Core Portfolio - Service Class	1,803	3,062
ING Columbia Small Cap Value II Portfolio - Adviser Class	15	104
ING Columbia Small Cap Value II Portfolio - Service Class	1,971	1,379
ING Fidelity® VIP Mid Cap Portfolio - Service Class	7	1,254
ING Global Bond Portfolio - Adviser Class	43	77
ING Global Bond Portfolio - Initial Class	10,155	35,880
ING Global Bond Portfolio - Service Class	162	415
ING Growth and Income Core Portfolio - Adviser Class	22	692
ING Growth and Income Core Portfolio - Initial Class	860	76,093
ING Index Solution 2015 Portfolio - Initial Class	407	66
ING Index Solution 2015 Portfolio - Service Class	201	445
ING Index Solution 2015 Portfolio - Service 2 Class	252	96
ING Index Solution 2025 Portfolio - Initial Class	692	25
ING Index Solution 2025 Portfolio - Service Class	962	2
ING Index Solution 2025 Portfolio - Service 2 Class	964	118
ING Index Solution 2035 Portfolio - Initial Class	851	37
ING Index Solution 2035 Portfolio - Service Class	294	7
ING Index Solution 2035 Portfolio - Service 2 Class	564	144
ING Index Solution 2045 Portfolio - Initial Class	313	16
ING Index Solution 2045 Portfolio - Service Class	308	4
ING Index Solution 2045 Portfolio - Service 2 Class	448	210
ING Index Solution 2055 Portfolio - Initial Class	120	1
ING Index Solution 2055 Portfolio - Service Class	161	154
ING Index Solution 2055 Portfolio - Service 2 Class	117	22
ING Index Solution Income Portfolio - Initial Class	10	-
ING Index Solution Income Portfolio - Service Class	157	458
ING Index Solution Income Portfolio - Service 2 Class	34	3
ING Invesco Comstock Portfolio - Adviser Class	25	27
ING Invesco Comstock Portfolio - Service Class	10,559	6,520
ING Invesco Equity and Income Portfolio - Adviser Class	40	98
ING Invesco Equity and Income Portfolio - Initial Class	11,345	36,205
ING Invesco Equity and Income Portfolio - Service Class	43	81
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	61	126
ING JPMorgan Mid Cap Value Portfolio - Initial Class	3,836	396
ING JPMorgan Mid Cap Value Portfolio - Service Class	12,975	4,999
ING Oppenheimer Global Portfolio - Adviser Class	45	179
ING Oppenheimer Global Portfolio - Initial Class	16,160	67,839
ING Oppenheimer Global Portfolio - Service Class	161	125
ING PIMCO Total Return Portfolio - Adviser Class	155	698
ING PIMCO Total Return Portfolio - Initial Class	996	153
ING PIMCO Total Return Portfolio - Service Class	21,760	62,269
ING Pioneer High Yield Portfolio - Initial Class	15,017	4,337
ING Pioneer High Yield Portfolio - Service Class	235	40

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Adviser Class	$ 27	$ 31
ING Solution 2015 Portfolio - Initial Class	683	279
ING Solution 2015 Portfolio - Service Class	8,689	11,906
ING Solution 2015 Portfolio - Service 2 Class	1,518	2,521
ING Solution 2025 Portfolio - Adviser Class	69	48
ING Solution 2025 Portfolio - Initial Class	222	39
ING Solution 2025 Portfolio - Service Class	16,141	10,987
ING Solution 2025 Portfolio - Service 2 Class	2,110	4,600
ING Solution 2035 Portfolio - Adviser Class	4	96
ING Solution 2035 Portfolio - Initial Class	248	21
ING Solution 2035 Portfolio - Service Class	15,818	8,152
ING Solution 2035 Portfolio - Service 2 Class	1,730	5,508
ING Solution 2045 Portfolio - Adviser Class	2	33
ING Solution 2045 Portfolio - Initial Class	343	45
ING Solution 2045 Portfolio - Service Class	11,557	6,736
ING Solution 2045 Portfolio - Service 2 Class	1,562	6,831
ING Solution 2055 Portfolio - Initial Class	5	-
ING Solution 2055 Portfolio - Service Class	4,237	1,132
ING Solution 2055 Portfolio - Service 2 Class	591	450
ING Solution Balanced Portfolio - Service Class	1,307	350
ING Solution Income Portfolio - Adviser Class	8	52
ING Solution Income Portfolio - Initial Class	747	237
ING Solution Income Portfolio - Service Class	4,347	2,943
ING Solution Income Portfolio - Service 2 Class	286	1,010
ING Solution Moderately Conservative Portfolio - Service Class	1,785	605
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	23	225
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	10,789	45,391
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	150	77
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	57	173
ING T. Rowe Price Growth Equity Portfolio - Initial Class	15,473	31,766
ING T. Rowe Price Growth Equity Portfolio - Service Class	584	529
ING Templeton Foreign Equity Portfolio - Adviser Class	26	139
ING Templeton Foreign Equity Portfolio - Initial Class	5,064	12,932
ING Templeton Foreign Equity Portfolio - Service Class	62	40
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	-	83
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	677	75,011
ING UBS U.S. Large Cap Equity Portfolio - Service Class	9	27
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	16	87
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,402	5,192
ING Strategic Allocation Growth Portfolio - Class I	4,808	6,683
ING Strategic Allocation Moderate Portfolio - Class I	4,979	7,778
ING Variable Funds:
ING Growth and Income Portfolio - Class A	714	245
ING Growth and Income Portfolio - Class I	171,173	169,219
ING Growth and Income Portfolio - Class S	132	6,576

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	$ -	$ 6
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	2
ING BlackRock Science and Technology Opportunities Portfolio - Class I	6,153	46,737
ING Index Plus LargeCap Portfolio - Class I	12,105	35,405
ING Index Plus LargeCap Portfolio - Class S	9	132
ING Index Plus MidCap Portfolio - Class I	11,731	40,457
ING Index Plus MidCap Portfolio - Class S	16	23
ING Index Plus SmallCap Portfolio - Class I	13,247	13,362
ING Index Plus SmallCap Portfolio - Class S	8	16
ING International Index Portfolio - Class I	5,707	3,654
ING International Index Portfolio - Class S	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,234	2,878
ING Russell™ Large Cap Growth Index Portfolio - Class S	211	41
ING Russell™ Large Cap Index Portfolio - Class I	9,303	3,197
ING Russell™ Large Cap Index Portfolio - Class S	130	12
ING Russell™ Large Cap Value Index Portfolio - Class I	313	284
ING Russell™ Large Cap Value Index Portfolio - Class S	2,449	1,629
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,086	1,377
ING Russell™ Mid Cap Index Portfolio - Class I	15,935	3,733
ING Russell™ Small Cap Index Portfolio - Class I	8,147	2,019
ING Small Company Portfolio - Class I	17,317	17,136
ING Small Company Portfolio - Class S	39	6
ING U.S. Bond Index Portfolio - Class I	2,663	4,351
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,480	11,658
ING International Value Portfolio - Class S	9	39
ING MidCap Opportunities Portfolio - Class I	54,477	12,423
ING MidCap Opportunities Portfolio - Class S	209	934
ING SmallCap Opportunities Portfolio - Class I	10,909	7,454
ING SmallCap Opportunities Portfolio - Class S	19	15
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	19	56
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	145
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	4	3
Janus Aspen Series Global Research Portfolio - Institutional Shares	10	19
Janus Aspen Series Janus Portfolio - Institutional Shares	2	14
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	555	301
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	334	2,692
LKCM Funds:
LKCM Aquinas Growth Fund	70	50
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,551	1,224
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	144	17

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	$ 7	$ 19
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	93	307
Lord Abbett Research Fund, Inc.:
Lord Abbett SmallCap Value Fund - Class A	459	260
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	115	35
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	3,479	20,906
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	101	17
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	192	384
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	3,541	32
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	74	3
Neuberger Berman Socially Responsive Fund - Trust Class	5,462	2,210
New Perspective Fund:
New Perspective Fund - Class R-3	496	618
New Perspective Fund - Class R-4	17,141	8,352
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	17	489
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	14,484	30,467
Oppenheimer Developing Markets Fund - Class Y	5,143	4,240
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	13	4
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	46	22
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	-	9
Oppenheimer Global Fund/VA	11	31
Oppenheimer Global Strategic Income Fund/VA	8	13
Oppenheimer Main Street Fund®/VA	1	10
Oppenheimer Main Street Small Cap Fund®/VA	9,523	2,045
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	6,832	578
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	7,868	6,441
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	10,823	97,471
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	3,223	246
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	439	727
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	323	427

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	$ 1,280	$ 3,672
Pioneer High Yield VCT Portfolio - Class I	7,965	4,811
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	1,891	1,671
The Royce Fund:
Royce Total Return Fund - K Class	1	-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	4,276	2,045
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	180	224
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	78	83
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	620	247
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	11,060	7,304
Templeton Global Bond Fund - Class A	22,018	21,763
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	8	1
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	6,616	3,209
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	6	9
Equity Income Portfolio	42	329
Small Company Growth Portfolio	8	19
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	4	-
Wanger Advisors Trust:
Wanger International	13,874	5,394
Wanger Select	4,246	15,467
Wanger USA	12,942	9,205
Washington Mutual Investors Fund:
Washington Mutual Investors Fund - Class R-3	711	1,403
Washington Mutual Investors Fund - Class R-4	11,016	12,157
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	35	63
Wells Fargo Advantage Special Small Cap Value Fund - Class A	10,402	12,957

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

7.                  Changes in Units

The changes in units outstanding were as follows:

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	83,840	151,512	(67,672)	66,280	123,142	(56,862)
Invesco Small Cap Growth Fund - Class A	318	226	92	559	1,231	(672)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	16,490	1,530	14,960	2,967	1	2,966
AIM Investment Funds:
Invesco Endeavor Fund - Class A	2,069	1,153	916	4,940	2,454	2,486
Invesco Global Health Care Fund - Investor Class	2,564	2,154	410	3,593	3,006	587
AIM Sector Funds:
Invesco Small Cap Value Fund - Class A	10,130	5,717	4,413	9,150	6,811	2,339
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	1,729,947	1,734,198	(4,251)	799,175	97,178	701,997
Invesco V.I. Core Equity Fund - Series I Shares	381,722	670,658	(288,936)	283,311	681,336	(398,025)
The Alger Funds:
Alger Capital Appreciation Fund - Class A	4,512	1,163	3,349	36,919	1,507	35,412
The Alger Funds II:
Alger Green Fund - Class A	137,089	62,806	74,283	40,330	27,834	12,496
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	1,281	6,157	(4,876)	7,899	7,861	38
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	11,302	9,054	2,248	10,619	16,211	(5,592)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	566	1,378	(812)	7,049	6,821	228
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	58	1,867	(1,809)	106,748	476,955	(370,207)
AllianzGI NFJ Small-Cap Value Fund - Class A	11,781	9,408	2,373	13,164	14,831	(1,667)
Amana Mutual Funds Trust:
Amana Growth Fund	654,147	896,989	(242,842)	913,133	543,784	369,349
Amana Income Fund	1,203,871	868,633	335,238	1,266,627	623,773	642,854

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	203,036	183,185	19,851	119,572	169,481	(49,909)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	902,333	2,269,235	(1,366,902)	2,114,698	1,465,248	649,450
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	225,681	153,680	72,001	159,852	130,012	29,840
American Funds Fundamental Investors:
Fundamental Investors - Class R-3	108,599	81,542	27,057	75,934	82,680	(6,746)
Fundamental Investors - Class R-4	1,095,577	903,222	192,355	815,631	845,129	(29,498)
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	57,093	3,346	53,747	4,912	265	4,647
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	8,813	33,289	(24,476)	35,333	31,029	4,304
Ariel Fund - Investor Class	649,175	336,975	312,200	180,341	207,774	(27,433)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	594,877	247,761	347,116	299,147	116,039	183,108
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	1,562,486	351,095	1,211,391	360,726	160,630	200,096
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	68,384	58,257	10,127	78,914	44,419	34,495
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	464,773	325,192	139,581	256,602	178,498	78,104
Bond Fund of America:
Bond Fund of America - Class R-4	237,156	360,575	(123,419)	348,172	237,042	111,130
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	279,444	335,888	(56,444)	230,939	311,793	(80,854)
Capital World Growth & Income Fund:
Capital World Growth & Income FundSM, Inc. - Class R-3	19,891	17,262	2,629	25,871	24,465	1,406
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	233,746	210,609	23,137	210,600	85,135	125,465

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	4,132	4,527	(395)	884	592	292
ColumbiaSM Acorn Fund® - Class Z	230	-	230	189,532	1,198,349	(1,008,817)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	185,657	154,176	31,481	90,325	115,934	(25,609)
Columbia Mid Cap Value Fund - Class Z	6	-	6	66,661	623,498	(556,837)
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	3,412	3,141	271	7,697	9,026	(1,329)
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	212,092	100,036	112,056	81,372	2,072	79,300
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	10,165	1,104	9,061	-	-	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	15,434	8,743	6,691	14,828	9,687	5,141
Dodge & Cox Stock Fund	7,905	3,221	4,684	2,471	2,536	(65)
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,110	2,434	1,676	4,779	2,638	2,141
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	3,285	2,996	289	3,671	567	3,104
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	176,986	261,553	(84,567)	209,152	363,364	(154,212)
EuroPacific Growth Fund® - Class R-4	2,933,961	3,144,297	(210,336)	4,855,811	5,424,908	(569,097)
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	29,292	22,922	6,370	24,464	12,164	12,300
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,021,516	3,124,046	(1,102,530)	2,201,418	3,749,583	(1,548,165)
Fidelity® VIP Growth Portfolio - Initial Class	1,653,429	2,738,405	(1,084,976)	1,457,352	2,378,324	(920,972)
Fidelity® VIP High Income Portfolio - Initial Class	306,906	400,417	(93,511)	340,794	258,609	82,185
Fidelity® VIP Overseas Portfolio - Initial Class	449,293	509,310	(60,017)	315,220	572,696	(257,476)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,664,321	9,394,224	(1,729,903)	11,010,210	12,594,235	(1,584,025)
Fidelity® VIP Index 500 Portfolio - Initial Class	538,590	478,807	59,783	419,428	510,600	(91,172)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	211,954	221,163	(9,209)	217,739	230,305	(12,566)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	86,980	177,762	(90,782)	110,858	135,327	(24,469)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	59,779	77,653	(17,874)	61,145	100,663	(39,518)
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	8,720	8,968	(248)	8,926	21,873	(12,947)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,303,466	1,462,830	(159,364)	1,441,134	2,262,557	(821,423)
Growth Fund of America:
Growth Fund of America - Class R-3	347,973	375,859	(27,886)	308,357	625,897	(317,540)
Growth Fund of America - Class R-4	2,862,204	3,697,817	(835,613)	4,947,208	7,430,469	(2,483,261)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	13,538	27,338	(13,800)	21,170	25,254	(4,084)
The Hartford Dividend And Growth Fund - Class R4	10,728	31,324	(20,596)	21,290	2,953	18,337
Income Fund of America:
Income Fund of America - Class R-3	62,175	59,637	2,538	62,089	86,431	(24,342)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	3,211,209	4,442,240	(1,231,031)	1,233,165	2,421,016	(1,187,851)
ING Equity Trust:
ING Growth Opportunities Fund - Class A	1,608	114	1,494	4,583	1	4,582
ING Large Cap Value Fund - Class A	491	-	491	-	-	-
ING MidCap Opportunities Fund - Class A	179	111	68	-	-	-
ING Real Estate Fund - Class A	26,058	29,528	(3,470)	32,551	54,563	(22,012)
ING Value Choice Fund - Class A	-	309	(309)	375	280	95
ING Funds Trust:
ING GNMA Income Fund - Class A	82,884	127,147	(44,263)	166,470	183,054	(16,584)
ING Intermediate Bond Fund - Class A	80,323	164,900	(84,577)	94,948	120,732	(25,784)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	6,968,979	9,141,399	(2,172,420)	7,006,370	7,422,458	(416,088)
ING Intermediate Bond Portfolio - Class S	4,394	19,297	(14,903)	20,006	5,224	14,782
ING Investors Trust:
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	967,670	370,014	597,656	408,408	326,785	81,623
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	491	2,736	(2,245)	7,650	5,922	1,728
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,759,860	2,606,749	(846,889)	1,027,893	1,741,253	(713,360)
ING BlackRock Large Cap Growth Portfolio - Service Class	1,567	29,081	(27,514)	49,983	53,958	(3,975)
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	198	4,669	(4,471)	3,185	3,490	(305)
ING Clarion Global Real Estate Portfolio - Adviser Class	29	156	(127)	479	64	415
ING Clarion Global Real Estate Portfolio - Institutional Class	2,025,676	1,835,075	190,601	3,539,942	2,856,395	683,547
ING Clarion Real Estate Portfolio - Adviser Class	60	363	(303)	2,207	374	1,833
ING Clarion Real Estate Portfolio - Institutional Class	2,115,219	2,145,540	(30,321)	13,652	26,688	(13,036)
ING Clarion Real Estate Portfolio - Service Class	956,409	1,320,633	(364,224)	2,095,109	2,130,244	(35,135)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	491,978	576,823	(84,845)	2,736,643	81,739	2,654,904
ING FMRSM Diversified Mid Cap Portfolio - Service Class	504,385	776,122	(271,737)	2,810,199	4,313,475	(1,503,276)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	2,161	109	2,052	-	539	(539)
ING Global Resources Portfolio - Adviser Class	-	113	(113)	-	63	(63)
ING Global Resources Portfolio - Institutional Class	-	120	(120)	-	271	(271)
ING Global Resources Portfolio - Service Class	1,722,003	3,059,843	(1,337,840)	1,980,845	3,391,498	(1,410,653)
ING Invesco Growth and Income Portfolio - Institutional Class	371,617	120,036	251,581	659,173	25,169	634,004
ING Invesco Growth and Income Portfolio - Service Class	572,437	442,851	129,586	988,600	1,343,357	(354,757)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	587	1,875	(1,288)	4,147	5,772	(1,625)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	330,204	659,587	(329,383)	451,520	535,021	(83,501)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	268,549	462,214	(193,665)	359,741	461,748	(102,007)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	42	34	8	483	1	482
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	660,224	185,979	474,245	902,124	51,066	851,058
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	526,210	234,293	291,917	1,009,525	1,116,369	(106,844)
ING Large Cap Growth Portfolio - Adviser Class	95	1,017	(922)	2,897	1,019	1,878
ING Large Cap Growth Portfolio - Institutional Class	3,507,037	3,279,851	227,186	8,266,028	5,172,870	3,093,158
ING Large Cap Growth Portfolio - Service Class	120,498	36,065	84,433	20,187	20,118	69

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Large Cap Value Portfolio - Adviser Class	2,787	32	2,755	-	-	-
ING Large Cap Value Portfolio - Institutional Class	18,985,303	14,205,891	4,779,412	3,757,148	6,214,442	(2,457,294)
ING Large Cap Value Portfolio - Service Class	60,565	32,103	28,462	29,020	52,101	(23,081)
ING Limited Maturity Bond Portfolio - Adviser Class	117	-	117	1,673	5	1,668
ING Marsico Growth Portfolio - Institutional Class	275,995	279,214	(3,219)	356,498	367,780	(11,282)
ING Marsico Growth Portfolio - Service Class	1,200	3,013	(1,813)	13,630	53,553	(39,923)
ING MFS Total Return Portfolio - Adviser Class	852	21,324	(20,472)	757	8,339	(7,582)
ING MFS Total Return Portfolio - Institutional Class	631,862	841,460	(209,598)	451,494	881,592	(430,098)
ING MFS Total Return Portfolio - Service Class	305,044	378,249	(73,205)	312,779	420,982	(108,203)
ING MFS Utilities Portfolio - Service Class	428,862	504,933	(76,071)	753,582	859,544	(105,962)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	80	25	55	1,260	-	1,260
ING Multi-Manager Large Cap Core Portfolio - Institutional Class	333,685	406,680	(72,995)	369,480	556,118	(186,638)
ING Multi-Manager Large Cap Core Portfolio - Service Class	4,428	5,419	(991)	4,895	7,035	(2,140)
ING PIMCO High Yield Portfolio - Adviser Class	972	1,571	(599)	4,639	3,090	1,549
ING PIMCO High Yield Portfolio - Institutional Class	1,160,232	943,616	216,616	1,853,081	370,383	1,482,698
ING PIMCO High Yield Portfolio - Service Class	640,889	915,879	(274,990)	1,966,848	1,712,771	254,077
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	2,147	(2,147)	2,186	39	2,147
ING Pioneer Mid Cap Value Portfolio - Institutional Class	-	6,796,295	(6,796,295)	1,424,831	2,595,391	(1,170,560)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	33,823	(33,823)	18,804	20,407	(1,603)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	10,585	2,344	8,241	3,783	1,152	2,631
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	3,020,267	1,234,217	1,786,050	11,430,218	600,387	10,829,831
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	6,750,946	5,100,275	1,650,671	13,216,984	17,510,563	(4,293,579)
ING T. Rowe Price Equity Income Portfolio - Adviser Class	4,648	23,838	(19,190)	10,765	14,203	(3,438)
ING T. Rowe Price Equity Income Portfolio - Service Class	2,094,826	2,299,661	(204,835)	3,724,306	4,315,386	(591,080)
ING T. Rowe Price International Stock Portfolio - Adviser Class	850	470	380	1,487	956	531
ING T. Rowe Price International Stock Portfolio - Service Class	100,416	140,744	(40,328)	142,591	179,649	(37,058)
ING Templeton Global Growth Portfolio - Institutional Class	16,346	29,739	(13,393)	27,243	28,273	(1,030)
ING Templeton Global Growth Portfolio - Service Class	232,060	178,728	53,332	124,975	104,939	20,036
ING U.S. Stock Index Portfolio - Institutional Class	335,517	67,370	268,147	122,251	120,297	1,954

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	16,787,563	17,246,886	(459,323)	12,048,164	14,604,104	(2,555,940)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	6,408	4,298	2,110	4,521	3,830	691
ING International Small Cap Fund - Class A	7,009	8,686	(1,677)	14,320	68,209	(53,889)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	146	948	(802)	519	1,047	(528)
ING American Century Small-Mid Cap Value Portfolio - Initial Class	522,414	139,063	383,351	819,341	45,373	773,968
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,274,015	1,119,439	154,576	1,960,296	2,287,656	(327,360)
ING Baron Growth Portfolio - Adviser Class	5,522	73,476	(67,954)	2,196	5,369	(3,173)
ING Baron Growth Portfolio - Service Class	2,734,878	2,214,007	520,871	2,878,411	3,521,897	(643,486)
ING Columbia Contrarian Core Portfolio - Service Class	164,859	219,945	(55,086)	165,045	242,395	(77,350)
ING Columbia Small Cap Value II Portfolio - Adviser Class	965	9,045	(8,080)	2,270	974	1,296
ING Columbia Small Cap Value II Portfolio - Service Class	192,863	148,862	44,001	123,126	142,152	(19,026)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	1,772	106,096	(104,324)	555,082	810,362	(255,280)
ING Global Bond Portfolio - Adviser Class	1,949	5,226	(3,277)	2,107	5,671	(3,564)
ING Global Bond Portfolio - Initial Class	2,102,380	4,245,650	(2,143,270)	2,641,014	3,622,441	(981,427)
ING Global Bond Portfolio - Service Class	25,212	47,576	(22,364)	73,376	47,659	25,717
ING Growth and Income Core Portfolio - Adviser Class	-	56,296	(56,296)	2,098	5,499	(3,401)
ING Growth and Income Core Portfolio - Initial Class	-	3,251,297	(3,251,297)	331,076	851,173	(520,097)
ING Index Solution 2015 Portfolio - Initial Class	31,685	8,890	22,795	18,887	124	18,763
ING Index Solution 2015 Portfolio - Service Class	13,877	30,748	(16,871)	17,022	3,437	13,585
ING Index Solution 2015 Portfolio - Service 2 Class	21,269	12,407	8,862	29,876	20,722	9,154
ING Index Solution 2025 Portfolio - Initial Class	49,033	8,243	40,790	55,762	29,723	26,039
ING Index Solution 2025 Portfolio - Service Class	58,152	108	58,044	2,528	84	2,444
ING Index Solution 2025 Portfolio - Service 2 Class	199,431	145,909	53,522	113,272	88,106	25,166
ING Index Solution 2035 Portfolio - Initial Class	50,917	2,604	48,313	36,127	15,169	20,958
ING Index Solution 2035 Portfolio - Service Class	17,611	486	17,125	5,887	182	5,705
ING Index Solution 2035 Portfolio - Service 2 Class	125,092	101,407	23,685	78,051	75,337	2,714
ING Index Solution 2045 Portfolio - Initial Class	18,096	1,134	16,962	2,781	1,021	1,760
ING Index Solution 2045 Portfolio - Service Class	17,635	208	17,427	925	14	911
ING Index Solution 2045 Portfolio - Service 2 Class	95,152	82,089	13,063	71,396	52,330	19,066

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2055 Portfolio - Initial Class	8,386	90	8,296	1,721	124	1,597
ING Index Solution 2055 Portfolio - Service Class	11,383	11,639	(256)	11,769	1,516	10,253
ING Index Solution 2055 Portfolio - Service 2 Class	14,231	7,632	6,599	3,849	1,303	2,546
ING Index Solution Income Portfolio - Initial Class	769	-	769	-	-	-
ING Index Solution Income Portfolio - Service Class	5,896	31,963	(26,067)	32,409	-	32,409
ING Index Solution Income Portfolio - Service 2 Class	6,930	5,597	1,333	17,815	15,686	2,129
ING Invesco Comstock Portfolio - Adviser Class	1,657	1,933	(276)	1,967	3,238	(1,271)
ING Invesco Comstock Portfolio - Service Class	1,431,624	1,118,183	313,441	446,592	847,723	(401,131)
ING Invesco Equity and Income Portfolio - Adviser Class	2,199	6,498	(4,299)	917	2,007	(1,090)
ING Invesco Equity and Income Portfolio - Initial Class	2,614,530	4,223,656	(1,609,126)	1,719,834	3,196,512	(1,476,678)
ING Invesco Equity and Income Portfolio - Service Class	855	1,625	(770)	1,088	606	482
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	2,864	7,538	(4,674)	1,289	2,587	(1,298)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	315,751	30,476	285,275	90,643	1,038	89,605
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,096,748	831,046	265,702	576,821	385,377	191,444
ING Oppenheimer Global Portfolio - Adviser Class	2,741	11,495	(8,754)	2,291	3,819	(1,528)
ING Oppenheimer Global Portfolio - Initial Class	4,099,694	7,003,366	(2,903,672)	3,853,300	7,723,403	(3,870,103)
ING Oppenheimer Global Portfolio - Service Class	8,770	7,016	1,754	8,904	6,074	2,830
ING PIMCO Total Return Portfolio - Adviser Class	4,853	47,043	(42,190)	8,610	14,681	(6,071)
ING PIMCO Total Return Portfolio - Initial Class	95,578	20,304	75,274	27,947	6,223	21,724
ING PIMCO Total Return Portfolio - Service Class	5,805,529	8,834,993	(3,029,464)	4,884,316	4,446,517	437,799
ING Pioneer High Yield Portfolio - Initial Class	2,199,760	1,662,356	537,404	704,247	627,449	76,798
ING Pioneer High Yield Portfolio - Service Class	36,798	27,818	8,980	23,381	22,583	798
ING Solution 2015 Portfolio - Adviser Class	-	2,164	(2,164)	-	1,366	(1,366)
ING Solution 2015 Portfolio - Initial Class	60,603	26,966	33,637	128,792	4,476	124,316
ING Solution 2015 Portfolio - Service Class	1,382,690	1,732,741	(350,051)	1,595,848	1,556,098	39,750
ING Solution 2015 Portfolio - Service 2 Class	364,225	463,007	(98,782)	536,560	922,271	(385,711)
ING Solution 2025 Portfolio - Adviser Class	1,126	92	1,034	753	1,523	(770)
ING Solution 2025 Portfolio - Initial Class	18,783	3,494	15,289	50,607	292	50,315

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Service Class	2,202,535	1,944,229	258,306	2,154,944	1,629,991	524,953
ING Solution 2025 Portfolio - Service 2 Class	465,269	664,957	(199,688)	683,477	1,191,591	(508,114)
ING Solution 2035 Portfolio - Adviser Class	56	7,192	(7,136)	219	10,271	(10,052)
ING Solution 2035 Portfolio - Initial Class	19,287	1,589	17,698	124,886	194	124,692
ING Solution 2035 Portfolio - Service Class	1,898,232	1,431,133	467,099	2,207,545	1,456,918	750,627
ING Solution 2035 Portfolio - Service 2 Class	484,750	760,667	(275,917)	726,263	1,005,253	(278,990)
ING Solution 2045 Portfolio - Adviser Class	24	2,464	(2,440)	44	1,310	(1,266)
ING Solution 2045 Portfolio - Initial Class	28,919	3,722	25,197	89,495	12,562	76,933
ING Solution 2045 Portfolio - Service Class	1,367,633	1,059,776	307,857	1,861,735	1,348,567	513,168
ING Solution 2045 Portfolio - Service 2 Class	375,592	743,675	(368,083)	490,131	777,390	(287,259)
ING Solution 2055 Portfolio - Initial Class	103	18	85	9,827	-	9,827
ING Solution 2055 Portfolio - Service Class	351,621	133,979	217,642	234,581	93,240	141,341
ING Solution 2055 Portfolio - Service 2 Class	67,105	57,511	9,594	28,883	17,479	11,404
ING Solution Balanced Portfolio - Service Class	117,950	42,045	75,905	69,871	43,691	26,180
ING Solution Income Portfolio - Adviser Class	2	3,788	(3,786)	-	5,700	(5,700)
ING Solution Income Portfolio - Initial Class	62,747	21,294	41,453	192,980	-	192,980
ING Solution Income Portfolio - Service Class	410,224	318,071	92,153	506,672	637,329	(130,657)
ING Solution Income Portfolio - Service 2 Class	57,663	121,108	(63,445)	85,606	153,525	(67,919)
ING Solution Moderately Conservative Portfolio - Service Class	149,927	63,338	86,589	107,191	86,576	20,615
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,280	13,228	(11,948)	1,588	2,024	(436)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,705,718	3,687,087	(1,981,369)	2,004,593	3,976,514	(1,971,921)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	17,059	12,272	4,787	14,836	18,794	(3,958)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	4,101	10,921	(6,820)	3,373	12,112	(8,739)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,038,143	3,251,128	(212,985)	3,623,596	3,346,796	276,800
ING T. Rowe Price Growth Equity Portfolio - Service Class	65,685	59,736	5,949	45,715	25,790	19,925
ING Templeton Foreign Equity Portfolio - Adviser Class	2,155	14,167	(12,012)	6,489	3,941	2,548
ING Templeton Foreign Equity Portfolio - Initial Class	2,028,234	2,887,775	(859,541)	3,997,550	2,632,117	1,365,433
ING Templeton Foreign Equity Portfolio - Service Class	2,183	548	1,635	37,814	21,462	16,352

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	-	6,988	(6,988)	79	1,696	(1,617)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	-	4,382,582	(4,382,582)	298,585	774,879	(476,294)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	1,601	(1,601)	684	1,018	(334)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	2,755	6,458	(3,703)	5,079	6,868	(1,789)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	798,223	775,820	22,403	462,005	583,913	(121,908)
ING Strategic Allocation Growth Portfolio - Class I	702,924	783,901	(80,977)	535,864	828,605	(292,741)
ING Strategic Allocation Moderate Portfolio - Class I	760,611	956,915	(196,304)	748,449	968,717	(220,268)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	59,211	18,831	40,380	2,095	19,964	(17,869)
ING Growth and Income Portfolio - Class I	10,208,654	10,332,531	(123,877)	1,864,713	7,232,016	(5,367,303)
ING Growth and Income Portfolio - Class S	14,023	535,211	(521,188)	608,021	812,449	(204,428)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	577	(577)	-	2,390	(2,390)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	195	(195)	-	67	(67)
ING BlackRock Science and Technology Opportunities Portfolio - Class I	-	8,546,523	(8,546,523)	2,266,985	3,099,304	(832,319)
ING Index Plus LargeCap Portfolio - Class I	2,479,821	3,444,120	(964,299)	1,493,118	2,945,083	(1,451,965)
ING Index Plus LargeCap Portfolio - Class S	273	9,952	(9,679)	2,806	8,454	(5,648)
ING Index Plus MidCap Portfolio - Class I	2,671,717	3,399,202	(727,485)	2,848,417	3,864,188	(1,015,771)
ING Index Plus MidCap Portfolio - Class S	1,032	1,811	(779)	3,212	8,325	(5,113)
ING Index Plus SmallCap Portfolio - Class I	2,542,981	2,574,977	(31,996)	1,021,367	1,743,724	(722,357)
ING Index Plus SmallCap Portfolio - Class S	501	1,263	(762)	2,033	4,264	(2,231)
ING International Index Portfolio - Class I	1,003,360	826,945	176,415	596,218	593,093	3,125
ING International Index Portfolio - Class S	-	5	(5)	10	225	(215)
ING Russell™ Large Cap Growth Index Portfolio - Class I	483,380	467,527	15,853	328,006	148,739	179,267
ING Russell™ Large Cap Growth Index Portfolio - Class S	10,839	2,252	8,587	36,515	41,596	(5,081)
ING Russell™ Large Cap Index Portfolio - Class I	1,096,770	602,168	494,602	1,422,438	726,377	696,061
ING Russell™ Large Cap Index Portfolio - Class S	29,852	23,492	6,360	3,677	331	3,346

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Value Index Portfolio - Class I	18,301	16,621	1,680	4,404	1,478	2,926
ING Russell™ Large Cap Value Index Portfolio - Class S	179,178	131,033	48,145	130,689	81,565	49,124
ING Russell™ Mid Cap Growth Index Portfolio - Class S	127,573	94,174	33,399	143,041	153,238	(10,197)
ING Russell™ Mid Cap Index Portfolio - Class I	1,380,864	546,960	833,904	2,104,354	879,247	1,225,107
ING Russell™ Small Cap Index Portfolio - Class I	702,634	314,926	387,708	731,375	329,820	401,555
ING Small Company Portfolio - Class I	1,286,764	1,544,442	(257,678)	744,340	1,078,339	(333,999)
ING Small Company Portfolio - Class S	1,103	349	754	1,283	1,431	(148)
ING U.S. Bond Index Portfolio - Class I	341,881	502,541	(160,660)	676,131	532,536	143,595
ING Variable Products Trust:
ING International Value Portfolio - Class I	1,664,318	2,014,599	(350,281)	2,501,787	3,424,829	(923,042)
ING International Value Portfolio - Class S	334	3,231	(2,897)	1,704	4,501	(2,797)
ING MidCap Opportunities Portfolio - Class I	3,543,945	1,146,825	2,397,120	1,174,727	500,342	674,385
ING MidCap Opportunities Portfolio - Class S	37,234	85,607	(48,373)	46,405	88,765	(42,360)
ING SmallCap Opportunities Portfolio - Class I	944,352	801,039	143,313	777,668	483,236	294,432
ING SmallCap Opportunities Portfolio - Class S	723	840	(117)	368	1,547	(1,179)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	305	1,450	(1,145)	291	166	125
Janus Aspen Series Enterprise Portfolio - Institutional Shares	548	3,919	(3,371)	1,636	2,038	(402)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	55	76	(21)	190	1,208	(1,018)
Janus Aspen Series Global Research Portfolio - Institutional Shares	406	806	(400)	826	845	(19)
Janus Aspen Series Janus Portfolio - Institutional Shares	69	559	(490)	385	219	166
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	55,398	31,099	24,299	966	1	965
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	1	-	1	-	-	-
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	60,833	292,959	(232,126)	713,029	593,589	119,440
LKCM Funds:
LKCM Aquinas Growth Fund	3,665	4,567	(902)	3,634	1,967	1,667
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	253,102	169,689	83,413	317,956	147,757	170,199

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	8,023	3,310	4,713	9,570	8,962	608
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	6,265	7,382	(1,117)	794	256	538
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	12,129	25,285	(13,156)	25,682	64,596	(38,914)
Lord Abbett Research Fund, Inc.:
Lord Abbett SmallCap Value Fund - Class A	42,451	47,371	(4,920)	4,580	7,532	(2,952)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	5,550	2,667	2,883	10,434	1,948	8,486
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC	1,291,278	2,174,896	(883,618)	2,105,814	2,584,195	(478,381)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	4,351	1,205	3,146	34,696	4,158	30,538
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12,232	27,089	(14,857)	41,546	25,747	15,799
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	374,933	16,444	358,489	-	-	-
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	10,586	6,789	3,797	6,086	4,362	1,724
Neuberger Berman Socially Responsive Fund - Trust Class	463,321	312,026	151,295	249,950	472,913	(222,963)
New Perspective Fund:
New Perspective Fund - Class R-3	47,372	59,452	(12,080)	57,483	171,732	(114,249)
New Perspective Fund - Class R-4	1,143,245	952,810	190,435	2,373,994	1,942,250	431,744
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	1,018	38,472	(37,454)	48,708	42,937	5,771
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	797,261	1,059,680	(262,419)	1,360,369	1,801,873	(441,504)
Oppenheimer Developing Markets Fund - Class Y	573,424	500,822	72,602	3,385,861	137,536	3,248,325

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,087	962	1,125	2,804	1,955	849
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	11,470	9,752	1,718	8,544	10,109	(1,565)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	24,591	25,346	(755)	3,344	676	2,668
Oppenheimer Global Fund/VA	292	1,027	(735)	271	1,127	(856)
Oppenheimer Global Strategic Income Fund/VA	10	460	(450)	23	489	(466)
Oppenheimer Main Street Fund®/VA	24,090	24,847	(757)	7	819	(812)
Oppenheimer Main Street Small Cap Fund®/VA	685,901	237,022	448,879	182,436	175,408	7,028
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	543,334	55,509	487,825	56,142	162	55,980
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	478,588	743,423	(264,835)	648,309	1,109,169	(460,860)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,311,845	8,263,260	(5,951,415)	7,939,234	5,360,948	2,578,286
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	276,640	29,298	247,342	113,259	2,560	110,699
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	43,130	68,700	(25,570)	49,789	219,656	(169,867)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	21,734	35,878	(14,144)	106,789	5,311	101,478
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	383,906	677,040	(293,134)	469,378	887,029	(417,651)
Pioneer High Yield VCT Portfolio - Class I	467,074	460,587	6,487	514,040	462,880	51,160
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	37,307	19,214	18,093	299,485	248,165	51,320
The Royce Fund:
Royce Total Return Fund - K Class	11	1	10	179	90	89
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	449,256	302,914	146,342	364,129	373,316	(9,187)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

	Year Ended December 31
	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	28,854	32,951	(4,097)	5,500	3,360	2,140
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,462	5,706	(1,244)	5,070	3,279	1,791
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	45,381	28,249	17,132	22,080	29,530	(7,450)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	1,033,930	834,841	199,089	3,638,576	131,445	3,507,131
Templeton Global Bond Fund - Class A	1,873,499	2,221,855	(348,356)	2,976,521	4,055,644	(1,079,123)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	3,353	2,872	481	3,459	5,895	(2,436)
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	1,710,752	930,410	780,342	1,020,359	509,694	510,665
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	216	445	(229)	237	778	(541)
Equity Income Portfolio	15,975	32,680	(16,705)	12,746	9,368	3,378
Small Company Growth Portfolio	458	1,041	(583)	547	5,463	(4,916)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	269	85	184	926	120	806
Wanger Advisors Trust:
Wanger International	1,303,795	866,986	436,809	1,884,798	1,522,652	362,146
Wanger Select	580,916	1,221,499	(640,583)	1,455,262	2,054,625	(599,363)
Wanger USA	736,330	800,037	(63,707)	2,142,008	1,646,399	495,609
Washington Mutual Investors Fund:
Washington Mutual Investors Fund - Class R-3	90,485	147,537	(57,052)	113,020	156,742	(43,722)
Washington Mutual Investors Fund - Class R-4	1,320,301	1,614,505	(294,204)	1,506,976	1,712,256	(205,280)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	1,847	4,465	(2,618)	2,486	1,368	1,118
Wells Fargo Advantage Special Small Cap Value Fund - Class A	444,058	733,586	(289,528)	549,994	787,628	(237,634)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

8.                  Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2013	246	$17.35	to	$21.65	$ 4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012	314	$13.63	to	$16.93	$ 4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011	371	$12.54	to	$15.49	$ 4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010	361	$13.57	to	$16.69	$ 5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
2009	179	$12.24	to	$14.98	$ 2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
Invesco Small Cap Growth Fund - Class A
2013	2	$22.97			$ 38	-	1.00%			38.54%
2012	2	$16.58			$ 26	-	1.00%			17.17%
2011	2	$14.15			$ 32	-	1.00%			-2.28%
2010	3	$14.48			$ 42	-	1.00%			25.04%
2009	3	$11.58			$ 31	-	1.00%			33.26%
Invesco International Growth Fund - Class R5
2013	18	$12.08			$ 217	2.43%	0.95%			17.97%
2012	3	$10.24			$ 30	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Invesco Endeavor Fund - Class A
2013	3	$17.86	to	$18.53	$ 63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012	2	$14.15	to	$14.54	$ 36	(f)	0.45%	to	1.40%	(f)
2011	-	$12.26			-	(c)	0.75%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Global Health Care Fund - Investor Class
2013	6	$54.35	to	$59.17	$ 356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012	6	$38.71	to	$41.72	$ 234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011	5	$32.54	to	$34.72	$ 176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62	to	$33.40	$ 183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$ 164	-	0.55%	to	1.60%	25.43%	to	26.73%
Invesco Small Cap Value Fund - Class A
2013	12	$25.07	to	$26.95	$ 318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012	8	$17.69	to	$18.65	$ 141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011	5	$14.69	to	$15.27	$ 82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$ 120	-	0.30%	to	1.75%	-
2009	6	$12.91			$ 72	(a)	0.45%			(a)
Invesco V.I. American Franchise Fund - Series I Shares
2013	698	$13.50	to	$50.84	$ 26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	702	$9.77	to	$36.28	$ 19,755	(d)	0.00%	to	1.50%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Invesco V.I. Core Equity Fund - Series I Shares
2013	2,807	$11.63	to	$20.68	$ 40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012	3,096	$9.11	to	$16.08	$ 34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011	3,494	$8.08	to	$14.19	$ 34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$ 38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$ 38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
Alger Capital Appreciation Fund - Class A
2013	39	$18.13	to	$18.75	$ 723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	35	$13.55	to	$13.93	$ 492	(d)	0.25%	to	1.20%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Alger Green Fund - Class A
2013	209	$12.42	to	$20.99	$ 4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012	135	$9.35	to	$15.58	$ 2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011	123	$8.25	to	$13.56	$ 1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010	114	$8.90	to	$14.36	$ 1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
2009	91	$8.26	to	$13.24	$ 1,064	(a)	0.00%	to	1.50%	(a)
AllianceBernstein Growth and Income Fund, Inc. - Class A
2013	11	$16.81	to	$17.66	$ 183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012	16	$12.65	to	$13.23	$ 201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011	16	$10.71	to	$11.32	$ 172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010	18	$10.14	to	$10.79	$ 191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
2009	21	$9.07	to	$9.60	$ 196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
AllianceBernstein Growth and Income Portfolio - Class A
2013	38	$17.76	to	$17.93	$ 674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012	36	$13.33	to	$13.44	$ 476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011	41	$11.48	to	$11.57	$ 473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010	42	$10.93	to	$11.11	$ 457	-	1.00%	to	1.25%	11.64%	to	12.00%
2009	44	$9.79	to	$9.92	$ 434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
AllianzGI NFJ Dividend Value Fund - Class A
2013	12	$20.05	to	$20.33	$ 246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012	13	$15.74	to	$15.91	$ 206	2.60%	0.70%	to	1.00%	12.83%
2011	13	$13.95	to	$14.03	$ 179	2.29%	0.80%	to	1.00%	2.05%
2010	19	$13.67	to	$13.74	$ 258	3.06%	0.70%	to	1.00%	11.96%
2009	11	$12.21			$ 134	(a)	1.00%			(a)
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2013	2	$11.85			$ 25	3.33%	0.80%			31.67%
2012	4	$9.00			$ 35	2.58%	0.80%			13.21%
2011	374	$7.95	to	$8.19	$ 3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$ 1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$ 1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2013	23	$24.05	to	$26.82	$ 584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012	20	$18.59	to	$20.50	$ 400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011	22	$17.13	to	$18.68	$ 395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$ 398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$ 563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
Amana Growth Fund
2013	2,537	$13.97	to	$19.22	$ 39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012	2,780	$11.55	to	$15.64	$ 35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011	2,411	$10.54	to	$14.07	$ 27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$ 18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$ 5,651	-	0.00%	to	1.50%	32.34%
Amana Income Fund
2013	4,314	$15.07	to	$19.47	$ 72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012	3,978	$11.79	to	$15.12	$ 51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011	3,336	$10.92	to	$13.94	$ 40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$ 29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$ 10,356	1.23%	0.00%	to	1.55%	23.52%
American Balanced Fund® - Class R-3
2013	415	$16.00	to	$18.65	$ 7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012	396	$13.39	to	$15.37	$ 5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011	446	$11.95	to	$13.50	$ 5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$ 6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$ 5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
American Century Inflation-Adjusted Bond Fund - Investor Class
2013	2,767	$11.41	to	$12.46	$ 32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012	4,134	$12.79	to	$13.71	$ 54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011	3,484	$12.22	to	$12.85	$ 43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$ 17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$ 9,060	(a)	0.00%	to	1.65%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Income & Growth Fund - A Class
2013	624	$15.41	to	$49.43	$ 9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012	552	$11.52	to	$36.79	$ 6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011	523	$10.19	to	$31.52	$ 5,331	1.36%	1.00%			1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$ 5,100	1.15%	1.00%			12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$ 4,656	1.84%	1.00%			16.36%	to	16.43%
Fundamental Investors - Class R-3
2013	143	$12.71	to	$13.88	$ 1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012	116	$9.85	to	$10.59	$ 1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011	123	$8.57	to	$9.06	$ 1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$ 793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$ 505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
Fundamental Investors - Class R-4
2013	3,811	$12.97	to	$14.11	$ 51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012	3,619	$10.01	to	$10.73	$ 37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011	3,649	$8.68	to	$9.17	$ 32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$ 31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$ 21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
American Funds American Mutual Fund® - Class R-4
2013	59	$14.60	to	$15.24	$ 888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012	5	$11.58	to	$11.74	$ 61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	1	$10.47	to	$10.54	$ 6	(c)	0.75%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Ariel Appreciation Fund - Investor Class
2013	35	$19.20	to	$21.84	$ 740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012	59	$13.38	to	$15.02	$ 866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011	55	$11.43	to	$12.66	$ 679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$ 833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$ 622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2013	571	$17.00	to	$27.52	$ 10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012	258	$11.93	to	$18.86	$ 3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011	286	$10.06	to	$15.99	$ 3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$ 2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$ 1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
Artisan International Fund - Investor Shares
2013	885	$11.10	to	$19.92	$ 10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012	537	$9.00	to	$15.91	$ 5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011	354	$7.29	to	$12.80	$ 2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$ 2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$ 1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
Aston/Fairpointe Mid Cap Fund - Class N
2013	1,924	$14.21	to	$18.57	$ 33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012	712	$9.93	to	$12.85	$ 8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011	512	$10.77	to	$11.04	$ 5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$ 2,925	(b)	0.25%	to	1.50%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
BlackRock Equity Dividend Fund - Investor A Shares
2013	84	$16.38	to	$17.40	$ 1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012	74	$13.39	to	$14.01	$ 1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011	39	$12.26	to	$12.49	$ 487	2.09%	0.25%	to	1.25%	4.75%
2010	15	$11.80			$ 183	(b)	0.80%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2013	696	$22.33	to	$23.94	$ 16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012	556	$17.00	to	$17.96	$ 9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011	478	$15.25	to	$15.91	$ 7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$ 4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$ 263	(a)	0.40%	to	1.40%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Bond Fund of America - Class R-4
2013	819	$10.97	to	$11.94	$ 9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012	942	$11.36	to	$12.18	$ 10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011	831	$10.89	to	$11.50	$ 9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$ 8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$ 5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
Calvert VP SRI Balanced Portfolio
2013	1,917	$12.44	to	$41.44	$ 52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012	1,973	$10.64	to	$35.53	$ 46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011	2,054	$9.72	to	$32.50	$ 44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010	2,182	$9.38	to	$31.39	$ 45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$ 42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
Capital World Growth & Income FundSM, Inc. - Class R-3
2013	37	$17.80	to	$18.87	$ 685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012	35	$14.48	to	$15.15	$ 513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011	33	$12.34	to	$12.69	$ 415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010	27	$13.56	to	$13.80	$ 363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
2009	1	$12.84	to	$12.85	$ 14	(a)	0.50%	to	0.55%	(a)
Cohen & Steers Realty Shares
2013	220	$10.93	to	$11.37	$ 2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012	197	$10.76	to	$11.03	$ 2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	71	$9.44	to	$9.52	$ 677	(c)	0.25%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ColumbiaSM Acorn Fund® - Class A
2013	5	$18.40	to	$18.88	$ 103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012	6	$14.30	to	$14.53	$ 85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011	6	$12.34	to	$12.47	$ 69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$ 9	(b)	0.95%	to	1.15%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn Fund® - Class Z
2013	4	$15.42			$ 54	-	1.25%			29.25%
2012	3	$11.93			$ 39	-	1.25%			16.50%
2011	1,012	$10.24	to	$10.72	$ 10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010	631	$10.87	to	$11.24	$ 7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
2009	275	$8.74	to	$8.92	$ 2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
Columbia Mid Cap Value Fund - Class A
2013	419	$13.72	to	$14.89	$ 5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012	388	$10.32	to	$10.98	$ 4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011	413	$9.00	to	$9.45	$ 3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010	399	$9.54	to	$9.90	$ 3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
2009	371	$7.90	to	$8.11	$ 2,961	0.84%	0.00%	to	1.60%	30.15%	to	32.30%
Columbia Mid Cap Value Fund - Class Z
2013	-	$14.56			$ 2	-	0.80%			34.32%
2012	-	$10.84			$ 1	0.75%	0.80%			15.94%
2011	557	$9.35	to	$9.63	$ 5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010	273	$9.82	to	$10.03	$ 2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
2009	161	$8.04	to	$8.14	$ 1,314	1.07%	0.00%	to	0.80%	31.59%	to	32.57%
CRM Mid Cap Value Fund - Investor Shares
2013	15	$19.53	to	$20.60	$ 313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012	15	$14.83	to	$15.55	$ 232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011	16	$12.93	to	$13.28	$ 216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
2010	16	$14.11	to	$14.37	$ 223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%
2009	6	$12.15	to	$12.17	$ 70	(a)	0.45%	to	0.70%	(a)
Delaware Diversified Income Fund - Class A
2013	191	$9.86			$ 1,887	4.09%	0.95%			-2.38%
2012	79	$10.10			$ 801	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Delaware Small Cap Value Fund - Class A
2013	9	$12.03	to	$12.11	$ 109	(e)	0.25%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Dodge & Cox International Stock Fund
2013	26	$14.22	to	$15.05	$ 380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012	19	$11.48	to	$11.88	$ 224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011	14	$9.69	to	$9.89	$ 136	4.29%	0.75%	to	1.85%	-
2010	-	$11.80			$ 4	(b)	1.35%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Dodge & Cox Stock Fund
2013	7	$17.93	to	$18.87	$ 128	1.28%	0.50%	to	1.80%	38.03%
2012	2	$12.99	to	$13.16	$ 28	(f)	1.35%	to	1.80%	(f)
2011	2	$10.86	to	$10.98	$ 24	(c)	1.15%	to	1.70%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
DWS Equity 500 Index Fund - Class S
2013	33	$20.41			$ 676	1.89%	1.00%			30.67%
2012	31	$15.62			$ 491	2.02%	1.00%			14.43%
2011	29	$13.65			$ 400	1.86%	1.00%			0.89%
2010	26	$13.53			$ 351	1.67%	1.00%			13.79%
2009	21	$11.89			$ 247	1.93%	1.00%			25.03%
Eaton Vance Large-Cap Value Fund - Class R
2013	7	$18.18	to	$18.91	$ 131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012	7	$14.13	to	$14.69	$ 98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011	4	$12.29	to	$12.74	$ 46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010	3	$13.20	to	$13.40	$ 38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1	$12.21			$ 13	(a)	0.50%	to	0.55%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2013	410	$19.07	to	$22.23	$ 8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012	494	$16.16	to	$18.56	$ 8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011	649	$13.81	to	$15.61	$ 9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010	742	$16.06	to	$18.12	$ 12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98	to	$16.61	$ 11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
EuroPacific Growth Fund® - Class R-4
2013	15,518	$10.61	to	$22.67	$ 314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012	15,728	$8.91	to	$18.86	$ 268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011	16,297	$7.54	to	$15.82	$ 235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010	16,595	$8.81	to	$18.31	$ 279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$ 247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
Fidelity® Advisor New Insights Fund - Institutional Class
2013	40	$17.49	to	$18.58	$ 729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012	34	$13.44	to	$14.06	$ 465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011	22	$11.82	to	$12.15	$ 259	-	0.40%	to	1.85%	-
2010	3	$12.21	to	$12.24	$ 38	(b)	0.90%	to	1.15%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2013	10,575	$11.91	to	$41.19	$ 306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012	11,678	$9.38	to	$32.52	$ 264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011	13,226	$8.07	to	$28.04	$ 256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$ 280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$ 263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
Fidelity® VIP Growth Portfolio - Initial Class
2013	10,711	$12.30	to	$41.23	$ 275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012	11,796	$9.10	to	$30.59	$ 225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011	12,717	$8.01	to	$26.98	$ 214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$ 225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$ 190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2013	759	$14.91	to	$15.91	$ 11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012	852	$14.20	to	$15.24	$ 12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011	770	$12.55	to	$13.54	$ 9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$ 9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$ 9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
Fidelity® VIP Overseas Portfolio - Initial Class
2013	1,864	$9.83	to	$27.07	$ 36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012	1,924	$7.61	to	$20.76	$ 29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011	2,181	$6.36	to	$17.19	$ 27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$ 36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$ 35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2013	34,517	$12.81	to	$54.32	$ 1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012	36,247	$9.84	to	$41.86	$ 1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011	37,831	$8.53	to	$36.35	$ 988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$ 1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$ 970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
Fidelity® VIP Index 500 Portfolio - Initial Class
2013	3,904	$39.21	to	$39.37	$ 153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012	3,845	$29.93	to	$30.12	$ 115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011	3,936	$26.07	to	$26.27	$ 103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$ 106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$ 95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2013	1,290	$21.60			$ 27,855	0.52%	-			36.19%
2012	1,299	$15.86			$ 20,599	0.66%	-			14.84%
2011	1,311	$13.81			$ 18,110	0.26%	-			-10.61%
2010	1,329	$15.45			$ 20,531	0.39%	-			28.86%
2009	1,163	$11.99			$ 13,948	0.73%	-			40.07%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset Manager Portfolio - Initial Class
2013	814	$28.46	to	$28.57	$ 23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012	905	$24.83	to	$24.99	$ 22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011	930	$22.29	to	$22.46	$ 20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$ 22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$ 20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
Mutual Global Discovery Fund - Class R
2013	113	$13.03	to	$24.06	$ 2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012	131	$10.55	to	$19.27	$ 2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011	171	$15.28	to	$17.07	$ 2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$ 3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$ 3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
Franklin Small-Mid Cap Growth Fund - Class A
2013	36	$18.95	to	$22.10	$ 759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012	36	$14.29	to	$15.98	$ 553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011	49	$12.78	to	$14.45	$ 673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$ 681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$ 563	-	0.30%	to	1.75%	40.78%	to	42.81%
Franklin Small Cap Value Securities Fund - Class 2
2013	4,953	$15.61	to	$32.84	$ 144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012	5,113	$11.56	to	$24.11	$ 110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011	5,934	$9.85	to	$20.36	$ 109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$ 119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$ 86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
Growth Fund of America - Class R-3
2013	819	$15.26	to	$21.05	$ 15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012	847	$11.56	to	$15.78	$ 12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011	1,165	$9.71	to	$13.13	$ 14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$ 17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$ 15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Growth Fund of America - Class R-4
2013	18,546	$13.12	to	$21.64	$ 363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012	19,382	$9.90	to	$16.17	$ 287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011	21,865	$8.28	to	$13.42	$ 271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$ 313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$ 277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
The Hartford Capital Appreciation Fund - Class R4
2013	-	$16.26			-	-	0.65%			40.78%
2012	14	$11.55			$ 159	0.60%	0.65%			19.44%
2011	18	$9.67			$ 173	1.65%	0.65%			-15.77%
2010	17	$11.48			$ 190	(b)	0.65%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
The Hartford Dividend And Growth Fund - Class R4
2013	-	$16.33			$ 4	3.02%	0.65%			30.12%
2012	21	$12.55			$ 261	1.38%	0.65%			12.15%
2011	2	$11.19			$ 28	-	0.65%			0.27%
2010	4	$11.16			$ 46	(b)	0.65%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Income Fund of America - Class R-3
2013	131	$16.49	to	$19.23	$ 2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012	129	$14.22	to	$16.33	$ 1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011	153	$13.10	to	$14.63	$ 2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$ 1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$ 1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
ING Balanced Portfolio - Class I
2013	10,790	$12.18	to	$48.94	$ 317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012	12,021	$10.53	to	$42.33	$ 305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011	13,209	$9.35	to	$37.60	$ 299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$ 347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$ 341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth Opportunities Fund - Class A
2013	6	$17.53			$ 107	-	1.15%			26.94%
2012	5	$13.81			$ 63	(d)	1.15%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Large Cap Value Fund - Class A
2013	-	$12.17			$ 6	(e)	0.50%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING MidCap Opportunities Fund - Class A
2013	-	$12.20			$ 1	(e)	0.35%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Real Estate Fund - Class A
2013	89	$19.24	to	$22.44	$ 1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012	92	$19.20	to	$22.05	$ 1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011	114	$17.05	to	$19.12	$ 2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$ 1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$ 1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
ING GNMA Income Fund - Class A
2013	294	$10.58	to	$16.86	$ 3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012	338	$10.94	to	$17.22	$ 4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011	355	$10.80	to	$16.78	$ 4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$ 4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$ 4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Fund - Class A
2013	141	$12.95	to	$15.10	$ 2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012	225	$13.25	to	$15.21	$ 3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011	251	$12.36	to	$13.98	$ 3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$ 4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$ 3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
ING Intermediate Bond Portfolio - Class I
2013	14,430	$12.72	to	$102.02	$ 348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012	16,602	$12.85	to	$103.21	$ 408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011	17,019	$11.86	to	$95.33	$ 386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$ 383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$ 378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
ING Intermediate Bond Portfolio - Class S
2013	74	$13.45			$ 993	2.92%	0.35%			-0.74%
2012	89	$13.55			$ 1,202	4.71%	0.35%			8.66%
2011	74	$12.47			$ 922	5.44%	0.35%			6.95%
2010	44	$11.66			$ 511	5.81%	0.35%			9.07%
2009	33	$10.69			$ 349	7.13%	0.35%			10.89%
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	1,571	$15.63	to	$22.98	$ 33,208	0.06%	0.00%	to	1.50%	42.18%	to	44.40%
2012	974	$10.93	to	$15.92	$ 14,469	0.74%	0.00%	to	1.50%	16.98%	to	18.72%
2011	892	$9.29	to	$13.41	$ 11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$ 10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$ 9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
2013	6	$10.20			$ 65	-	0.35%			-9.41%
2012	9	$11.26			$ 97	-	0.35%			5.73%
2011	7	$10.65			$ 74	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	7,611	$12.22	to	$14.41	$ 101,984	1.35%	0.00%	to	1.50%	31.41%	to	33.80%
2012	8,458	$9.29	to	$10.77	$ 85,929	0.77%	0.00%	to	1.50%	13.02%	to	14.73%
2011	9,172	$8.22	to	$9.41	$ 82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$ 84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$ 79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
ING BlackRock Large Cap Growth Portfolio - Service Class
2013	20	$13.74	to	$20.34	$ 288	0.76%	0.00%	to	1.40%	31.28%	to	33.06%
2012	47	$10.37	to	$15.37	$ 502	0.57%	0.00%	to	1.40%	13.77%	to	14.47%
2011	51	$10.49	to	$13.51	$ 551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$ 196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$ 158	-	0.00%	to	0.50%	29.47%	to	30.23%
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
2013	24	$13.67			$ 329	0.96%	0.35%			32.46%
2012	29	$10.32			$ 294	0.36%	0.35%			13.78%
2011	29	$9.07			$ 261	0.42%	0.35%			-1.95%
2010	24	$9.25			$ 220	-	0.35%			12.80%
2009	22	$8.20			$ 177	-	0.35%			29.54%
ING Clarion Global Real Estate Portfolio - Adviser Class
2013	1	$11.43			$ 6	-	0.35%			2.97%
2012	1	$11.10			$ 7	-	0.35%			24.72%
2011	-	$8.90			$ 2	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Clarion Global Real Estate Portfolio - Institutional Class
2013	6,640	$12.01	to	$13.02	$ 82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012	6,449	$11.73	to	$12.52	$ 77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011	5,765	$9.44	to	$9.93	$ 55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010	5,816	$10.11	to	$10.47	$ 59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$ 50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Adviser Class
2013	3	$11.39			$ 38	-	0.35%			1.33%
2012	4	$11.24			$ 41	-	0.35%			14.69%
2011	2	$9.80			$ 18	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Clarion Real Estate Portfolio - Institutional Class
2013	145	$12.34	to	$13.34	$ 1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012	175	$12.31	to	$13.17	$ 2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011	188	$10.84	to	$11.48	$ 2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010	182	$10.07	to	$10.56	$ 1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$ 1,315	3.43%	0.95%	to	1.95%	34.90%
ING Clarion Real Estate Portfolio - Service Class
2013	3,817	$11.47	to	$14.09	$ 50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012	4,181	$11.34	to	$13.80	$ 54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011	4,216	$9.91	to	$11.95	$ 48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010	3,935	$9.13	to	$10.91	$ 41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$ 26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2013	2,570	$14.19	to	$14.28	$ 36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	2,655	$10.45	to	$10.47	$ 27,744	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	2,805	$14.08	to	$23.06	$ 59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012	3,077	$10.44	to	$16.96	$ 48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011	4,580	$9.19	to	$14.79	$ 64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
2010	4,086	$10.41	to	$16.61	$ 64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
2009	3,350	$8.18	to	$12.94	$ 41,611	0.53%	0.00%	to	1.50%	37.05%	to	39.14%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2013	3	$13.16			$ 38	-	0.35%			35.39%
2012	1	$9.72			$ 8	-	0.35%			14.08%
2011	1	$8.52			$ 12	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Global Resources Portfolio - Adviser Class
2013	-	$9.54			$ 1	-	0.35%			12.77%
2012	-	$8.46			$ 2	-	0.35%			-3.42%
2011	-	$8.76			$ 2	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Global Resources Portfolio - Institutional Class
2013	2	$13.82			$ 28	-	0.20%			13.65%
2012	2	$12.16			$ 26	-	0.20%			-2.80%
2011	2	$12.51			$ 30	-	0.20%			-9.08%
2010	2	$13.76			$ 33	-	0.20%			21.66%
2009	2	$11.31			$ 27	-	0.20%			37.59%
ING Global Resources Portfolio - Service Class
2013	7,743	$9.64	to	$14.93	$ 97,667	0.94%	0.00%	to	1.50%	11.89%	to	13.63%
2012	9,081	$8.56	to	$13.18	$ 101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011	10,492	$8.89	to	$13.59	$ 122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$ 133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$ 107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
ING Invesco Growth and Income Portfolio - Institutional Class
2013	886	$13.84	to	$13.93	$ 12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	634	$10.36	to	$10.38	$ 6,568	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Growth and Income Portfolio - Service Class
2013	1,496	$13.18	to	$18.79	$ 25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012	1,367	$9.94	to	$14.04	$ 17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011	1,721	$8.75	to	$12.25	$ 19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$ 21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$ 18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2013	15	$17.85			$ 265	0.70%	0.35%			-6.40%
2012	16	$19.07			$ 307	-	0.35%			18.30%
2011	18	$16.12			$ 286	0.87%	0.35%			-18.83%
2010	20	$19.86			$ 405	0.48%	0.35%			19.49%
2009	25	$16.62			$ 421	1.01%	0.35%			70.29%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2013	1,302	$18.57	to	$18.67	$ 24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012	1,631	$19.87	to	$19.94	$ 32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011	1,715	$16.84	to	$16.87	$ 28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$ 40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$ 36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	973	$8.88	to	$23.46	$ 20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012	1,166	$9.51	to	$24.70	$ 26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011	1,268	$8.05	to	$20.76	$ 23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010	1,441	$9.94	to	$25.42	$ 33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
2009	1,541	$8.33	to	$21.25	$ 30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2013	1	$14.78			$ 22	-	0.35%			38.13%
2012	1	$10.70			$ 16	-	0.35%			17.84%
2011	1	$9.08			$ 9	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2013	1,325	$14.69	to	$14.78	$ 19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	851	$10.59	to	$10.60	$ 9,013	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	816	$16.48	to	$24.02	$ 17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012	524	$11.97	to	$17.29	$ 8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011	631	$10.18	to	$14.57	$ 8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
2010	466	$10.41	to	$14.76	$ 6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
2009	324	$8.29	to	$11.65	$ 3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
ING Large Cap Growth Portfolio - Adviser Class
2013	12	$15.71			$ 187	0.58%	0.35%			29.83%
2012	13	$12.10			$ 155	0.75%	0.35%			17.13%
2011	11	$10.33			$ 113	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Large Cap Growth Portfolio - Institutional Class
2013	16,193	$15.41	to	$21.32	$ 254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012	15,966	$11.94	to	$16.43	$ 193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	12,873	$10.27	to	$14.05	$ 133,022	(c)	0.00%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Large Cap Growth Portfolio - Service Class
2013	110	$15.63	to	$24.06	$ 1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012	25	$12.06	to	$13.93	$ 338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011	25	$10.32	to	$15.22	$ 266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$ 3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
2009	29	$13.16	to	$13.39	$ 378	0.48%	0.00%	to	0.50%	41.81%	to	42.45%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Value Portfolio - Adviser Class
2013	3	$10.58			$ 29	(e)	0.35%			(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Large Cap Value Portfolio - Institutional Class
2013	27,029	$11.74	to	$14.08	$ 342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012	22,249	$9.15	to	$10.76	$ 217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011	24,706	$8.14	to	$9.38	$ 212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
2010	16,432	$8.02	to	$9.06	$ 137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
2009	17,629	$6.85	to	$7.59	$ 124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
ING Large Cap Value Portfolio - Service Class
2013	100	$11.22	to	$13.29	$ 1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012	72	$9.24	to	$9.91	$ 708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011	95	$8.21	to	$8.71	$ 821	1.94%	0.50%	to	1.55%	2.18%
2010	-	$8.26			$ 3	-	1.05%			18.00%
2009	-	$7.00			$ 3	-	1.05%			-
ING Limited Maturity Bond Portfolio - Adviser Class
2013	2	$10.06			$ 18	-	0.35%			-
2012	2	$10.06			$ 17	(d)	0.35%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Marsico Growth Portfolio - Institutional Class
2013	889	$14.28	to	$15.56	$ 13,006	1.07%	0.00%	to	1.50%	33.83%	to	35.90%
2012	893	$10.64	to	$11.45	$ 9,713	0.71%	0.00%	to	1.50%	8.02%	to	12.92%
2011	904	$9.58	to	$10.14	$ 8,799	0.51%	0.00%	to	1.50%	-2.84%	to	-1.46%
2010	921	$9.82	to	$10.29	$ 9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$ 7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2013	6	$15.01	to	$18.07	$ 99	1.02%	0.35%	to	1.35%	33.73%	to	34.98%
2012	8	$11.12	to	$13.41	$ 97	0.30%	0.35%	to	1.45%	10.94%	to	12.21%
2011	48	$9.91	to	$12.28	$ 570	0.18%	0.25%	to	1.45%	-2.98%	to	-1.84%
2010	43	$10.12	to	$12.51	$ 522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$ 337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
ING MFS Total Return Portfolio - Adviser Class
2013	69	$15.08			$ 1,034	2.21%	0.35%			17.90%
2012	89	$12.79			$ 1,139	2.21%	0.35%			10.35%
2011	97	$11.59			$ 1,120	2.56%	0.35%			0.87%
2010	93	$11.49			$ 1,070	0.41%	0.35%			9.12%
2009	85	$10.53			$ 896	2.58%	0.35%			17.13%
ING MFS Total Return Portfolio - Institutional Class
2013	4,397	$14.30	to	$14.38	$ 63,035	2.36%	0.95%	to	1.20%	17.60%	to	17.87%
2012	4,607	$12.16	to	$12.20	$ 56,102	2.74%	0.95%	to	1.10%	10.24%	to	10.41%
2011	5,037	$11.03	to	$11.05	$ 55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$ 60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$ 58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
ING MFS Total Return Portfolio - Service Class
2013	1,531	$12.65	to	$21.09	$ 28,789	2.18%	0.00%	to	1.65%	16.76%	to	18.64%
2012	1,604	$10.76	to	$17.81	$ 25,679	2.46%	0.00%	to	1.65%	9.38%	to	11.27%
2011	1,712	$9.76	to	$16.06	$ 24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$ 25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$ 25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
ING MFS Utilities Portfolio - Service Class
2013	2,187	$13.19	to	$26.11	$ 52,403	2.09%	0.00%	to	1.50%	18.38%	to	20.21%
2012	2,264	$11.07	to	$21.73	$ 45,560	3.18%	0.00%	to	1.50%	11.64%	to	13.30%
2011	2,369	$9.86	to	$19.18	$ 42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$ 37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$ 34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Morgan Stanley Global Franchise Portfolio - Adviser Class
2013	3	$13.32			$ 37	2.94%	0.35%			18.61%
2012	3	$11.23			$ 31	4.35%	0.35%			14.94%
2011	1	$9.77			$ 15	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Multi-Manager Large Cap Core Portfolio - Institutional Class
2013	1,721	$12.19	to	$15.44	$ 24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012	1,794	$9.41	to	$11.93	$ 19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011	1,981	$8.60	to	$10.90	$ 19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$ 20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$ 15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
ING Multi-Manager Large Cap Core Portfolio - Service Class
2013	25	$13.14	to	$13.92	$ 338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012	26	$10.24	to	$10.73	$ 273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011	28	$9.42	to	$9.80	$ 271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$ 473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$ 353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
ING PIMCO High Yield Portfolio - Adviser Class
2013	4	$11.77			$ 46	6.19%	0.35%			4.81%
2012	5	$11.23			$ 51	5.00%	0.35%			13.32%
2011	3	$9.91			$ 29	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING PIMCO High Yield Portfolio - Institutional Class
2013	2,397	$11.00	to	$17.24	$ 31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012	2,180	$10.44	to	$16.43	$ 28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011	697	$14.47	to	$14.50	$ 10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$ 6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$ 3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2013	1,517	$15.78	to	$19.70	$ 27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012	1,792	$15.08	to	$18.65	$ 30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011	1,538	$13.34	to	$16.36	$ 23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$ 20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$ 12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2013	26	$13.31			$ 346	1.11%	0.35%			21.33%
2012	18	$10.97			$ 195	1.76%	0.35%			13.68%
2011	15	$9.65			$ 146	(c)	0.35%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2013	12,616	$12.66	to	$12.74	$ 159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	10,830	$10.38	to	$10.40	$ 112,414	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	25,445	$14.93	to	$20.92	$ 489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012	23,795	$12.33	to	$17.12	$ 377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011	28,088	$10.86	to	$14.95	$ 396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%
2010	25,529	$10.65	to	$14.53	$ 352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%
2009	21,112	$9.42	to	$12.75	$ 257,927	2.05%	0.00%	to	1.55%	31.08%	to	33.33%
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2013	109	$16.52			$ 1,793	1.34%	0.35%			28.86%
2012	128	$12.82			$ 1,638	1.75%	0.35%			16.23%
2011	131	$11.03			$ 1,447	1.86%	0.35%			-1.52%
2010	121	$11.20			$ 1,354	1.31%	0.35%			14.17%
2009	142	$9.81			$ 1,389	1.56%	0.35%			24.18%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	5,436	$12.93	to	$26.63	$ 122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012	5,641	$10.06	to	$20.53	$ 104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011	6,232	$8.66	to	$17.51	$ 100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
2010	6,508	$8.82	to	$17.67	$ 106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
2009	7,785	$7.73	to	$15.37	$ 110,806	1.81%	0.00%	to	1.65%	22.83%	to	24.96%
ING T. Rowe Price International Stock Portfolio - Adviser Class
2013	12	$10.22			$ 120	0.90%	0.35%			13.56%
2012	11	$9.00			$ 102	-	0.35%			17.96%
2011	11	$7.63			$ 83	3.66%	0.35%			-13.00%
2010	9	$8.77			$ 81	0.78%	0.35%			13.02%
2009	23	$7.76			$ 175	-	0.35%			36.62%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	487	$8.81	to	$17.64	$ 7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012	527	$7.78	to	$15.43	$ 7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011	564	$6.61	to	$12.99	$ 6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$ 8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$ 8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
ING Templeton Global Growth Portfolio - Institutional Class
2013	39	$20.02	to	$21.46	$ 813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012	52	$15.51	to	$16.42	$ 841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011	53	$12.90	to	$13.54	$ 709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$ 735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$ 738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
ING Templeton Global Growth Portfolio - Service Class
2013	511	$12.10	to	$14.47	$ 6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012	458	$9.34	to	$11.11	$ 4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011	438	$7.74	to	$9.14	$ 3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$ 3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$ 3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Stock Index Portfolio - Institutional Class
2013	802	$13.72	to	$19.93	$ 14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012	534	$10.44	to	$15.09	$ 7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011	532	$11.84	to	$13.03	$ 6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$ 6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$ 3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
ING Money Market Portfolio - Class I
2013	18,772	$9.87	to	$56.80	$ 281,491	-	0.00%	to	1.85%	-1.79%
2012	19,232	$10.05	to	$57.08	$ 295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011	21,788	$10.14	to	$57.32	$ 341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
2010	21,616	$10.23	to	$57.51	$ 342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
2009	24,663	$10.28	to	$57.57	$ 403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
ING Global Real Estate Fund - Class A
2013	7	$18.51	to	$19.30	$ 135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012	5	$18.11	to	$18.72	$ 92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011	4	$14.90	to	$15.02	$ 63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$ 48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$ 24	(a)	0.50%	to	0.80%	(a)
ING International Small Cap Fund - Class A
2013	23	$20.33	to	$22.67	$ 500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012	25	$15.64	to	$17.64	$ 418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011	79	$13.14	to	$14.68	$ 1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
2010	101	$15.79	to	$17.82	$ 1,766	0.41%	0.00%	to	1.75%	22.40%	to	24.53%
2009	117	$12.90	to	$14.31	$ 1,642	1.31%	0.00%	to	1.75%	42.98%	to	45.43%
ING American Century Small-Mid Cap Value Portfolio - Adviser Class
2013	7	$19.68			$ 140	0.77%	0.35%			30.68%
2012	8	$15.06			$ 119	0.87%	0.35%			15.67%
2011	8	$13.02			$ 110	1.08%	0.35%			-3.77%
2010	6	$13.53			$ 76	1.56%	0.35%			21.35%
2009	5	$11.15			$ 52	-	0.35%			34.66%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2013	1,158	$13.22	to	$17.25	$ 19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012	774	$12.65	to	$13.09	$ 10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	-	$11.01	to	$11.08	$ 5	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	2,324	$16.43	to	$29.16	$ 57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012	2,169	$13.08	to	$22.20	$ 43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011	2,497	$10.97	to	$19.08	$ 44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010	2,506	$11.41	to	$19.70	$ 45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
2009	2,396	$9.42	to	$16.14	$ 35,995	1.64%	0.00%	to	1.50%	33.70%	to	35.74%
ING Baron Growth Portfolio - Adviser Class
2013	28	$20.43			$ 571	0.60%	0.35%			38.04%
2012	96	$14.80			$ 1,419	-	0.35%			18.97%
2011	99	$12.44			$ 1,233	-	0.35%			1.55%
2010	102	$12.25			$ 1,247	-	0.35%			25.77%
2009	97	$9.74			$ 947	-	0.35%			34.34%
ING Baron Growth Portfolio - Service Class
2013	6,705	$10.75	to	$33.72	$ 186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012	6,184	$11.46	to	$24.57	$ 129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011	6,828	$9.66	to	$20.75	$ 121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010	6,913	$9.54	to	$20.51	$ 122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$ 100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
ING Columbia Contrarian Core Portfolio - Service Class
2013	598	$12.10	to	$29.32	$ 14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012	653	$9.06	to	$21.76	$ 12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011	730	$8.15	to	$19.38	$ 11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$ 14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$ 12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Adviser Class
2013	18	$14.68			$ 270	0.73%	0.35%			39.15%
2012	26	$10.55			$ 279	0.39%	0.35%			13.56%
2011	25	$9.29			$ 234	0.77%	0.35%			-3.23%
2010	3	$9.60			$ 26	-	0.35%			24.51%
2009	3	$7.71			$ 21	(a)	0.35%			(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2013	337	$14.58	to	$16.45	$ 5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012	293	$10.51	to	$11.78	$ 3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011	312	$9.31	to	$10.34	$ 3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$ 2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$ 1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2013	333	$14.00	to	$18.29	$ 4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012	437	$10.39	to	$13.51	$ 4,543	-	0.00%	to	0.45%	14.30%
2011	692	$11.51	to	$11.82	$ 7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$ 14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$ 9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
ING Global Bond Portfolio - Adviser Class
2013	23	$14.27			$ 323	1.69%	0.35%			-4.87%
2012	26	$15.00			$ 388	5.74%	0.35%			6.99%
2011	29	$14.02			$ 413	7.47%	0.35%			2.94%
2010	35	$13.62			$ 471	3.38%	0.35%			14.74%
2009	20	$11.87			$ 239	2.82%	0.35%			20.63%
ING Global Bond Portfolio - Initial Class
2013	8,054	$12.33	to	$15.45	$ 113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012	10,197	$12.96	to	$16.05	$ 151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011	11,179	$12.12	to	$14.91	$ 155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$ 154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$ 132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Bond Portfolio - Service Class
2013	76	$11.97	to	$13.18	$ 955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012	98	$12.68	to	$13.98	$ 1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011	72	$11.94	to	$13.18	$ 891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010	90	$11.68	to	$12.93	$ 1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$ 609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
ING Index Solution 2015 Portfolio - Initial Class
2013	42	$12.69	to	$15.67	$ 631	2.66%	0.30%	to	1.40%	8.41%	to	9.05%
2012	20	$11.68	to	$14.37	$ 270	2.14%	0.80%	to	1.40%	9.01%	to	9.40%
2011	1	$10.70	to	$13.08	$ 11	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2015 Portfolio - Service Class
2013	41	$13.13	to	$15.49	$ 586	1.46%	0.00%	to	1.20%	8.80%	to	9.69%
2012	58	$11.97	to	$14.23	$ 787	1.79%	0.00%	to	0.80%	9.38%	to	10.22%
2011	44	$10.86	to	$13.01	$ 552	0.99%	0.00%	to	0.75%	0.08%	to	0.74%
2010	5	$10.78	to	$13.00	$ 55	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2015 Portfolio - Service 2 Class
2013	90	$12.72	to	$13.51	$ 1,185	2.12%	0.00%	to	1.55%	7.89%	to	9.57%
2012	82	$11.79	to	$12.33	$ 981	1.80%	0.00%	to	1.55%	8.36%	to	9.86%
2011	72	$10.88	to	$11.16	$ 798	2.29%	0.20%	to	1.55%	-0.91%	to	0.45%
2010	62	$10.98	to	$11.11	$ 687	(b)	0.20%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2025 Portfolio - Initial Class
2013	73	$14.08	to	$17.87	$ 1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012	32	$12.14	to	$15.12	$ 476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	6	$10.86	to	$13.48	$ 78	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Service Class
2013	64	$14.56	to	$17.47	$ 1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012	6	$12.44	to	$15.04	$ 87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011	4	$11.00	to	$13.40	$ 49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
2010	2	$11.17	to	$13.71	$ 28	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2025 Portfolio - Service 2 Class
2013	257	$14.16	to	$15.04	$ 3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012	204	$12.30	to	$12.87	$ 2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011	178	$11.07	to	$11.36	$ 2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%
2010	132	$11.44	to	$11.58	$ 1,519	(b)	0.20%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2035 Portfolio - Initial Class
2013	72	$15.42	to	$19.54	$ 1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012	24	$15.41	to	$15.59	$ 372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	3	$13.53	to	$13.63	$ 42	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2035 Portfolio - Service Class
2013	30	$15.42	to	$18.77	$ 504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012	13	$12.64	to	$15.50	$ 169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011	7	$10.98	to	$13.57	$ 80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
2010	2	$11.35	to	$14.13	$ 22	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2035 Portfolio - Service 2 Class
2013	165	$15.03	to	$15.96	$ 2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012	141	$12.54	to	$13.11	$ 1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011	139	$11.07	to	$11.38	$ 1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
2010	92	$11.64	to	$11.79	$ 1,083	(b)	0.10%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2045 Portfolio - Initial Class
2013	20	$15.87	to	$20.44	$ 380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012	3	$15.86	to	$16.05	$ 48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	1	$13.85	to	$13.94	$ 17	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2045 Portfolio - Service Class
2013	20	$15.93	to	$19.65	$ 365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012	2	$12.84	to	$15.95	$ 34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011	2	$11.08	to	$13.87	$ 19	-	0.00%	to	0.80%	-4.80%	to	-4.15%
2010	-	$11.56	to	$14.57	$ 1	(b)	0.00%	to	0.75%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2045 Portfolio - Service 2 Class
2013	114	$15.50	to	$16.47	$ 1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012	101	$12.71	to	$13.30	$ 1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011	81	$11.16	to	$11.47	$ 923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
2010	49	$11.85	to	$12.00	$ 584	(b)	0.10%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution 2055 Portfolio - Initial Class
2013	10	$15.31	to	$16.02	$ 153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012	2	$12.50	to	$12.64	$ 20	-	0.95%	to	1.35%	15.12%
2011	-	$10.98			-	(c)	0.95%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution 2055 Portfolio - Service Class
2013	16	$15.12	to	$15.97	$ 246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012	16	$12.44	to	$12.86	$ 202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011	6	$10.87	to	$11.10	$ 64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
2010	-	$11.51	to	$11.58	$ 3	(b)	0.00%	to	0.95%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service 2 Class
2013	14	$15.01	to	$15.89	$ 217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012	7	$12.30	to	$12.82	$ 92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011	5	$10.87	to	$10.97	$ 53	-	0.60%	to	1.15%	-5.21%
2010	-	$11.51			-	(b)	0.90%	to	0.95%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Index Solution Income Portfolio - Initial Class
2013	1	$12.66	to	$14.45	$ 10	(e)	0.30%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
ING Index Solution Income Portfolio - Service Class
2013	58	$12.68	to	$14.49	$ 833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012	84	$11.77	to	$13.55	$ 1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	51	$10.84	to	$12.59	$ 645	(c)	0.00%	to	0.80%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING Index Solution Income Portfolio - Service 2 Class
2013	21	$12.19	to	$12.95	$ 259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012	19	$11.50	to	$11.86	$ 226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011	17	$10.78	to	$10.97	$ 186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
2010	15	$10.68	to	$10.76	$ 160	(b)	0.65%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Invesco Comstock Portfolio - Adviser Class
2013	27	$16.55			$ 444	0.51%	0.35%			34.33%
2012	27	$12.32			$ 334	0.95%	0.35%			17.89%
2011	28	$10.45			$ 297	1.32%	0.35%			-2.70%
2010	29	$10.74			$ 307	1.02%	0.35%			14.38%
2009	30	$9.39			$ 284	2.04%	0.35%			27.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Comstock Portfolio - Service Class
2013	3,594	$13.42	to	$22.70	$ 69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012	3,281	$10.03	to	$17.01	$ 48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011	3,682	$8.53	to	$14.49	$ 46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010	4,016	$8.79	to	$14.95	$ 52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$ 51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
ING Invesco Equity and Income Portfolio - Adviser Class
2013	50	$16.35			$ 811	1.05%	0.35%			23.86%
2012	54	$13.20			$ 712	1.62%	0.35%			11.86%
2011	55	$11.80			$ 649	2.05%	0.35%			-1.91%
2010	43	$12.03			$ 523	1.38%	0.35%			11.39%
2009	46	$10.80			$ 492	1.50%	0.35%			21.62%
ING Invesco Equity and Income Portfolio - Initial Class
2013	15,175	$13.78	to	$19.26	$ 260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012	16,784	$11.13	to	$15.37	$ 232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011	18,261	$9.95	to	$13.67	$ 228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010	19,572	$10.15	to	$13.81	$ 249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$ 240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
ING Invesco Equity and Income Portfolio - Service Class
2013	6	$52.41	to	$54.02	$ 300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012	6	$42.58	to	$43.78	$ 277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011	6	$38.32	to	$39.30	$ 229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010	5	$39.32	to	$40.23	$ 214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$ 149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2013	19	$19.48			$ 364	0.28%	0.35%			30.74%
2012	23	$14.90			$ 348	0.61%	0.35%			19.30%
2011	25	$12.49			$ 308	0.58%	0.35%			1.30%
2010	31	$12.33			$ 378	0.60%	0.35%			22.20%
2009	29	$10.09			$ 292	1.12%	0.35%			24.88%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2013	375	$13.19			$ 4,945	1.27%	0.95%			30.72%
2012	90	$10.09			$ 904	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	2,217	$15.51	to	$31.20	$ 60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012	1,951	$11.89	to	$23.72	$ 40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011	1,760	$10.00	to	$19.76	$ 30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010	1,790	$9.91	to	$19.41	$ 30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%
2009	1,864	$8.12	to	$15.78	$ 26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
ING Oppenheimer Global Portfolio - Adviser Class
2013	36	$16.92			$ 609	0.99%	0.35%			25.99%
2012	45	$13.43			$ 601	0.90%	0.35%			20.77%
2011	46	$11.12			$ 515	1.20%	0.35%			-8.93%
2010	40	$12.21			$ 483	1.39%	0.35%			15.08%
2009	36	$10.61			$ 383	1.61%	0.35%			38.51%
ING Oppenheimer Global Portfolio - Initial Class
2013	33,227	$12.67	to	$21.19	$ 621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012	36,131	$10.06	to	$16.66	$ 540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011	40,001	$8.34	to	$13.73	$ 498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010	43,210	$9.16	to	$14.94	$ 591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$ 549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
ING Oppenheimer Global Portfolio - Service Class
2013	49	$21.09	to	$21.71	$ 1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012	47	$16.83	to	$17.29	$ 815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011	44	$14.05	to	$14.39	$ 638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010	41	$15.53	to	$15.87	$ 647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$ 486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Adviser Class
2013	137	$14.58			$ 1,995	3.13%	0.35%			-2.41%
2012	179	$14.94			$ 2,675	2.97%	0.35%			7.25%
2011	185	$13.93			$ 2,578	2.89%	0.35%			2.58%
2010	147	$13.58			$ 1,991	3.43%	0.35%			6.93%
2009	96	$12.70			$ 1,215	3.17%	0.35%			11.99%
ING PIMCO Total Return Portfolio - Initial Class
2013	105	$10.58	to	$11.09	$ 1,138	2.60%	0.00%	to	1.40%	-3.02%	to	-2.44%
2012	29	$10.91	to	$11.07	$ 322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	8	$10.22	to	$10.29	$ 78	(c)	0.95%	to	1.40%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
ING PIMCO Total Return Portfolio - Service Class
2013	12,726	$12.90	to	$18.01	$ 201,227	3.35%	0.00%	to	1.95%	-3.80%	to	-1.85%
2012	15,755	$13.27	to	$18.35	$ 255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011	15,317	$12.41	to	$17.01	$ 232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$ 227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$ 175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
ING Pioneer High Yield Portfolio - Initial Class
2013	1,896	$17.14	to	$20.60	$ 35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012	1,358	$15.39	to	$18.34	$ 23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011	1,281	$13.37	to	$15.78	$ 19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$ 17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$ 13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
ING Pioneer High Yield Portfolio - Service Class
2013	36	$18.20	to	$19.81	$ 698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012	27	$16.41	to	$17.31	$ 466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011	27	$14.41	to	$15.25	$ 393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$ 370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$ 181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Adviser Class
2013	68	$13.59			$ 919	3.01%	0.35%			8.55%
2012	70	$12.52			$ 874	3.93%	0.35%			10.70%
2011	71	$11.31	to	$12.12	$ 805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010	45	$11.45	to	$12.23	$ 512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
2009	1,347	$10.26	to	$11.03	$ 14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
ING Solution 2015 Portfolio - Initial Class
2013	158	$11.18	to	$11.25	$ 1,766	3.75%	0.00%	to	0.45%	8.97%	to	9.44%
2012	124	$10.26	to	$10.28	$ 1,276	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2015 Portfolio - Service Class
2013	4,916	$11.29	to	$15.00	$ 67,703	3.22%	0.00%	to	1.50%	7.48%	to	9.16%
2012	5,266	$10.44	to	$13.75	$ 67,178	4.26%	0.00%	to	1.50%	9.77%	to	11.53%
2011	5,226	$9.45	to	$12.33	$ 60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010	4,993	$9.61	to	$12.42	$ 58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
2009	4,158	$8.71	to	$11.17	$ 44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
ING Solution 2015 Portfolio - Service 2 Class
2013	756	$12.93	to	$13.73	$ 10,144	3.01%	0.00%	to	1.55%	7.30%	to	8.97%
2012	855	$12.05	to	$12.60	$ 10,582	3.80%	0.00%	to	1.55%	9.55%	to	11.21%
2011	1,241	$11.00	to	$11.33	$ 13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	1,297	$11.27	to	$11.42	$ 14,738	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2025 Portfolio - Adviser Class
2013	36	$13.96			$ 508	1.93%	0.35%			15.66%
2012	35	$12.07			$ 427	2.46%	0.35%			12.80%
2011	36	$10.70			$ 387	1.90%	0.35%			-3.69%
2010	32	$11.11	to	$12.08	$ 351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
2009	1,753	$9.82	to	$10.64	$ 18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Initial Class
2013	66	$12.01	to	$12.09	$ 788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	50	$10.35	to	$10.37	$ 521	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2025 Portfolio - Service Class
2013	9,043	$11.28	to	$15.69	$ 131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012	8,785	$9.79	to	$13.48	$ 110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011	8,260	$8.71	to	$11.89	$ 92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010	7,451	$9.07	to	$12.27	$ 86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%
2009	6,278	$8.03	to	$10.78	$ 64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
ING Solution 2025 Portfolio - Service 2 Class
2013	1,019	$14.25	to	$15.14	$ 15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012	1,219	$12.47	to	$13.04	$ 15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011	1,727	$11.17	to	$11.51	$ 19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	1,708	$11.73	to	$11.89	$ 20,208	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2035 Portfolio - Adviser Class
2013	15	$14.45			$ 215	1.25%	0.35%			19.72%
2012	22	$12.07			$ 266	1.99%	0.35%			14.41%
2011	32	$10.55			$ 338	1.12%	0.35%			-5.21%
2010	34	$11.13	to	$11.56	$ 379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
2009	1,547	$9.77	to	$10.71	$ 16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
ING Solution 2035 Portfolio - Initial Class
2013	142	$12.52	to	$12.59	$ 1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	125	$10.42	to	$10.43	$ 1,299	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2013	8,079	$11.38	to	$16.41	$ 123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012	7,612	$9.54	to	$13.64	$ 96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011	6,862	$8.36	to	$11.85	$ 76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$ 70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$ 52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
ING Solution 2035 Portfolio - Service 2 Class
2013	889	$14.98	to	$15.91	$ 13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012	1,165	$12.66	to	$13.24	$ 15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011	1,444	$11.18	to	$11.52	$ 16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$ 17,154	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2045 Portfolio - Adviser Class
2013	7	$14.56			$ 108	1.78%	0.35%			22.66%
2012	10	$11.87			$ 117	1.72%	0.35%			14.80%
2011	11	$10.34			$ 115	1.03%	0.35%			-5.74%
2010	7	$10.97			$ 80	0.02%	0.35%			14.51%
2009	1,072	$9.58	to	$10.68	$ 11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
ING Solution 2045 Portfolio - Initial Class
2013	102	$12.86	to	$12.94	$ 1,313	1.98%	0.00%	to	0.45%	23.18%
2012	77	$10.44			$ 803	(d)	0.45%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2045 Portfolio - Service Class
2013	5,814	$11.28	to	$16.82	$ 90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012	5,506	$9.22	to	$13.63	$ 70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011	4,993	$8.06	to	$11.80	$ 55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$ 49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$ 36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service 2 Class
2013	512	$15.47	to	$16.44	$ 8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012	881	$12.75	to	$13.34	$ 11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011	1,168	$11.22	to	$11.56	$ 13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	1,142	$12.05	to	$12.22	$ 13,890	(b)	0.00%	to	1.55%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2055 Portfolio - Initial Class
2013	10	$15.60			$ 155	1.43%	0.45%			23.32%
2012	10	$12.65			$ 124	(d)	0.45%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution 2055 Portfolio - Service Class
2013	489	$14.28	to	$15.73	$ 7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012	272	$11.67	to	$12.73	$ 3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011	130	$10.20	to	$11.02	$ 1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
2010	19	$11.50	to	$11.62	$ 222	(b)	0.05%	to	1.50%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution 2055 Portfolio - Service 2 Class
2013	45	$14.86	to	$15.64	$ 683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012	35	$12.22	to	$12.68	$ 438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011	24	$10.74	to	$11.00	$ 259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
2010	15	$11.51	to	$11.61	$ 174	(b)	0.00%	to	1.25%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution Balanced Portfolio - Service Class
2013	295	$11.51	to	$12.35	$ 3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012	219	$10.10	to	$10.71	$ 2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011	193	$9.02	to	$9.44	$ 1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
2010	131	$9.39	to	$9.70	$ 1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
2009	86	$8.45	to	$8.63	$ 737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Adviser Class
2013	16	$13.81			$ 221	3.35%	0.35%			6.31%
2012	20	$12.99			$ 257	3.93%	0.35%			9.16%
2011	25	$11.90			$ 303	2.00%	0.35%			-0.17%
2010	84	$11.92	to	$12.20	$ 998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
2009	776	$10.61	to	$11.32	$ 8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
ING Solution Income Portfolio - Initial Class
2013	234	$10.90	to	$10.97	$ 2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	193	$10.20	to	$10.22	$ 1,968	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
ING Solution Income Portfolio - Service Class
2013	1,106	$11.99	to	$14.81	$ 15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012	1,014	$11.31	to	$13.84	$ 13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011	1,144	$10.40	to	$12.61	$ 13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
2010	1,044	$10.46	to	$12.57	$ 12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
2009	852	$9.63	to	$11.47	$ 9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
ING Solution Income Portfolio - Service 2 Class
2013	110	$12.31	to	$13.00	$ 1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012	173	$11.68	to	$12.17	$ 2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011	241	$10.80	to	$11.10	$ 2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
2010	458	$10.93	to	$11.07	$ 5,049	(b)	0.00%	to	1.40%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Solution Moderately Conservative Portfolio - Service Class
2013	412	$11.53	to	$12.37	$ 4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012	326	$10.68	to	$11.32	$ 3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011	305	$9.68	to	$10.14	$ 3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
2010	247	$9.90	to	$10.23	$ 2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
2009	167	$9.04	to	$9.22	$ 1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2013	20	$19.52			$ 389	0.23%	0.35%			33.97%
2012	32	$14.57			$ 465	-	0.35%			15.27%
2011	32	$12.64			$ 409	0.23%	0.35%			-4.53%
2010	34	$13.24			$ 451	-	0.35%			27.31%
2009	30	$10.40			$ 313	-	0.35%			45.05%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2013	18,991	$15.09	to	$23.21	$ 393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012	20,973	$11.26	to	$17.17	$ 324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011	22,944	$9.79	to	$14.79	$ 309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010	24,412	$10.25	to	$15.35	$ 345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$ 281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2013	48	$14.67	to	$22.20	$ 859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012	43	$11.02	to	$16.48	$ 586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011	47	$9.63	to	$14.22	$ 580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010	43	$10.15	to	$14.80	$ 562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$ 368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2013	83	$18.89			$ 1,561	-	0.35%			38.08%
2012	89	$13.68			$ 1,224	-	0.35%			17.93%
2011	98	$11.60			$ 1,139	-	0.35%			-1.94%
2010	101	$11.83			$ 1,195	-	0.35%			15.87%
2009	105	$10.21			$ 1,070	-	0.35%			41.81%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2013	9,672	$14.77	to	$45.48	$ 326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012	9,885	$10.71	to	$32.97	$ 247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011	9,608	$9.08	to	$28.03	$ 208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010	10,050	$9.27	to	$28.62	$ 223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$ 200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2013	182	$18.89	to	$22.72	$ 3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012	176	$13.81	to	$16.52	$ 2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011	156	$11.83	to	$14.07	$ 2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010	152	$12.17	to	$14.40	$ 2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
2009	140	$10.60	to	$12.48	$ 1,598	-	0.00%	to	1.55%	40.40%	to	42.58%
ING Templeton Foreign Equity Portfolio - Adviser Class
2013	49	$10.94			$ 539	1.09%	0.35%			19.30%
2012	61	$9.17			$ 562	1.18%	0.35%			17.87%
2011	59	$7.78			$ 457	2.05%	0.35%			-12.68%
2010	36	$8.91			$ 324	1.86%	0.35%			7.87%
2009	26	$8.26			$ 215	-	0.35%			30.90%
ING Templeton Foreign Equity Portfolio - Initial Class
2013	10,606	$10.46	to	$11.48	$ 114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012	11,465	$8.83	to	$9.55	$ 104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011	10,100	$7.54	to	$8.03	$ 77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010	10,877	$8.70	to	$9.13	$ 96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
2009	11,443	$8.11	to	$8.38	$ 94,024	-	0.00%	to	1.50%	30.10%	to	32.18%
ING Templeton Foreign Equity Portfolio - Service Class
2013	27	$12.39	to	$13.79	$ 362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012	25	$10.47	to	$11.50	$ 284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011	9	$8.95	to	$9.69	$ 86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010	8	$10.32	to	$11.04	$ 88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
2009	6	$9.64	to	$10.17	$ 57	-	0.00%	to	1.45%	30.01%	to	31.91%
ING Core Equity Research Fund - Class A
2013	7	$22.13	to	$23.14	$ 162	0.57%	0.35%	to	1.25%	28.96%	to	30.15%
2012	11	$17.16	to	$17.78	$ 190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011	13	$14.79	to	$15.19	$ 189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$ 200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$ 129	(a)	0.40%	to	1.55%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Conservative Portfolio - Class I
2013	1,821	$12.26	to	$27.13	$ 37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012	1,798	$11.03	to	$24.14	$ 33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011	1,920	$9.91	to	$21.55	$ 31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$ 30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$ 29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
ING Strategic Allocation Growth Portfolio - Class I
2013	3,607	$11.68	to	$28.95	$ 76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012	3,688	$9.63	to	$23.66	$ 64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011	3,981	$8.45	to	$20.63	$ 61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$ 65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$ 60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
ING Strategic Allocation Moderate Portfolio - Class I
2013	3,358	$11.86	to	$27.50	$ 67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012	3,554	$10.27	to	$23.66	$ 61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011	3,774	$9.12	to	$20.83	$ 57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$ 61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$ 56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
ING Growth and Income Portfolio - Class A
2013	111	$14.36			$ 1,598	1.09%	0.35%			29.60%
2012	71	$11.08			$ 785	1.34%	0.35%			14.82%
2011	89	$9.65			$ 856	1.09%	0.35%			-1.03%
2010	62	$9.75			$ 606	0.99%	0.35%			13.11%
2009	47	$8.62			$ 403	1.03%	0.35%			29.24%
ING Growth and Income Portfolio - Class I
2013	41,976	$13.11	to	$457.82	$ 1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012	42,100	$10.12	to	$353.70	$ 1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011	47,467	$8.82	to	$308.39	$ 1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$ 1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$ 1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class S
2013	12	$13.98	to	$20.81	$ 212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012	533	$10.84	to	$16.04	$ 6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011	737	$9.58	to	$13.95	$ 7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$ 1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$ 884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
ING Index Plus LargeCap Portfolio - Class I
2013	12,649	$11.85	to	$32.83	$ 325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012	13,613	$9.05	to	$24.77	$ 269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011	15,065	$8.03	to	$21.65	$ 262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$ 292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$ 283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
ING Index Plus LargeCap Portfolio - Class S
2013	21	$15.70			$ 335	1.42%	0.35%			32.27%
2012	31	$11.87			$ 368	1.60%	0.35%			13.70%
2011	37	$10.44			$ 383	1.64%	0.35%			-0.76%
2010	33	$10.52			$ 348	1.94%	0.35%			13.24%
2009	40	$9.29			$ 375	2.57%	0.35%			22.56%
ING Index Plus MidCap Portfolio - Class I
2013	10,694	$14.52	to	$42.09	$ 365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012	11,422	$10.89	to	$31.28	$ 298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011	12,437	$9.33	to	$26.58	$ 280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$ 307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$ 274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
ING Index Plus MidCap Portfolio - Class S
2013	28	$17.78			$ 503	0.90%	0.35%			33.78%
2012	29	$13.29			$ 387	0.52%	0.35%			16.99%
2011	34	$11.36			$ 389	0.41%	0.35%			-1.73%
2010	51	$11.56			$ 590	0.94%	0.35%			21.05%
2009	49	$9.55			$ 472	1.09%	0.35%			31.00%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2013	6,051	$14.48	to	$30.95	$ 154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012	6,083	$10.24	to	$21.69	$ 109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011	6,805	$9.19	to	$19.30	$ 110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010	7,455	$9.34	to	$19.44	$ 122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
2009	7,647	$7.67	to	$15.83	$ 103,515	1.74%	0.00%	to	2.10%	22.25%	to	24.85%
ING Index Plus SmallCap Portfolio - Class S
2013	14	$16.68			$ 236	0.49%	0.35%			41.72%
2012	15	$11.77			$ 176	-	0.35%			11.78%
2011	17	$10.53			$ 181	0.60%	0.35%			-1.31%
2010	14	$10.67			$ 154	0.72%	0.35%			22.08%
2009	14	$8.74			$ 122	1.11%	0.35%			23.97%
ING International Index Portfolio - Class I
2013	2,524	$9.41	to	$17.67	$ 26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012	2,347	$7.89	to	$14.68	$ 20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011	2,344	$6.77	to	$12.49	$ 17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%
2010	2,334	$7.85	to	$14.36	$ 20,151	3.45%	0.00%	to	1.80%	6.27%	to	8.01%
2009	2,401	$7.43	to	$13.44	$ 19,407	-	0.00%	to	1.60%	26.18%	to	27.56%
ING International Index Portfolio - Class S
2013	-	$17.06			$ 6	-	0.35%			20.65%
2012	-	$14.14			$ 5	-	0.35%			18.03%
2011	1	$11.98			$ 7	-	0.35%			-12.75%
2010	1	$13.73			$ 13	6.25%	0.35%			7.27%
2009	1	$12.80			$ 19	(a)	0.35%			(a)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2013	563	$20.94	to	$22.45	$ 12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012	547	$16.10	to	$17.01	$ 8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011	367	$14.28	to	$14.86	$ 5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010	274	$13.91	to	$14.26	$ 3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%
2009	221	$12.47	to	$12.76	$ 2,772	(a)	0.00%	to	1.50%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2013	45	$21.00	to	$22.21	$ 956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012	36	$16.02	to	$16.87	$ 585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011	41	$14.06	to	$14.63	$ 581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010	37	$13.60	to	$14.12	$ 508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
2009	29	$12.15	to	$12.60	$ 353	(a)	0.00%	to	1.35%	(a)
ING Russell™ Large Cap Index Portfolio - Class I
2013	2,704	$13.18	to	$14.51	$ 37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012	2,210	$10.16	to	$10.99	$ 23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011	1,513	$8.96	to	$9.51	$ 13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010	1,295	$8.89	to	$9.27	$ 11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
2009	1,190	$8.06	to	$8.27	$ 9,692	-	0.00%	to	1.60%	21.90%	to	23.65%
ING Russell™ Large Cap Index Portfolio - Class S
2013	10	$21.35			$ 221	0.70%	0.95%			30.50%
2012	4	$16.36			$ 65	2.70%	0.95%			14.17%
2011	1	$14.33			$ 9	-	0.95%			1.20%
2010	1	$14.16			$ 10	(b)	0.95%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
ING Russell™ Large Cap Value Index Portfolio - Class I
2013	19	$19.40	to	$19.49	$ 365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012	17	$14.90	to	$14.95	$ 255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011	14	$12.98	to	$13.01	$ 184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010	11	$13.03	to	$13.05	$ 145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$ 79	(a)	1.15%	to	1.25%	(a)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	312	$18.94	to	$20.31	$ 6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012	264	$14.63	to	$15.45	$ 3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011	215	$12.81	to	$13.33	$ 2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010	180	$12.93	to	$13.25	$ 2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$ 1,952	(a)	0.00%	to	1.50%	(a)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	358	$23.11	to	$24.78	$ 8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012	325	$17.39	to	$18.37	$ 5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011	335	$15.29	to	$15.91	$ 5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010	291	$15.87	to	$16.26	$ 4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$ 3,049	(a)	0.00%	to	1.50%	(a)
ING Russell™ Mid Cap Index Portfolio - Class I
2013	2,845	$14.57	to	$16.12	$ 44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012	2,011	$11.05	to	$12.02	$ 23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011	786	$9.62	to	$10.27	$ 7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$ 6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$ 3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
ING Russell™ Small Cap Index Portfolio - Class I
2013	1,437	$15.67	to	$17.34	$ 23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012	1,049	$11.50	to	$12.50	$ 12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011	648	$10.09	to	$10.77	$ 6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$ 5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$ 1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
ING Small Company Portfolio - Class I
2013	4,235	$15.42	to	$52.98	$ 155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012	4,493	$11.29	to	$38.48	$ 122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011	4,827	$9.95	to	$33.68	$ 116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$ 129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$ 107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
ING Small Company Portfolio - Class S
2013	15	$20.17			$ 299	0.40%	0.35%			36.93%
2012	14	$14.73			$ 207	-	0.35%			13.83%
2011	14	$12.94			$ 184	-	0.35%			-3.00%
2010	11	$13.34			$ 149	-	0.35%			23.52%
2009	11	$10.80			$ 118	0.92%	0.35%			26.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class I
2013	777	$11.32	to	$12.52	$ 9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012	937	$11.83	to	$12.85	$ 11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011	794	$11.71	to	$12.37	$ 9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010	477	$11.09	to	$11.54	$ 5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
2009	368	$10.61	to	$10.87	$ 3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
ING International Value Portfolio - Class I
2013	4,006	$8.71	to	$18.26	$ 62,868	2.58%	0.00%	to	1.55%	19.44%	to	21.25%
2012	4,356	$7.25	to	$15.06	$ 59,954	2.51%	0.00%	to	1.50%	17.41%	to	19.24%
2011	5,279	$6.14	to	$12.70	$ 62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010	6,060	$7.28	to	$15.07	$ 84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
2009	7,742	$7.16	to	$14.85	$ 105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
ING International Value Portfolio - Class S
2013	17	$13.43			$ 224	2.26%	0.35%			20.45%
2012	20	$11.15			$ 218	2.34%	0.35%			18.62%
2011	22	$9.40			$ 210	2.54%	0.35%			-15.24%
2010	24	$11.09			$ 263	1.83%	0.35%			1.93%
2009	26	$10.88			$ 283	1.51%	0.35%			25.78%
ING MidCap Opportunities Portfolio - Class I
2013	5,043	$12.14	to	$28.81	$ 113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012	2,646	$9.83	to	$21.94	$ 49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011	1,972	$11.38	to	$19.31	$ 32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010	1,410	$11.54	to	$18.47	$ 23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
2009	998	$8.92	to	$14.17	$ 12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
ING MidCap Opportunities Portfolio - Class S
2013	74	$17.39	to	$23.29	$ 1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012	122	$13.41	to	$17.75	$ 1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011	164	$12.00	to	$15.64	$ 2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$ 2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23	$12.21			$ 276	-	0.35%			40.51%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2013	2,427	$13.46	to	$27.49	$ 41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012	2,283	$9.77	to	$19.73	$ 28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011	1,989	$10.26	to	$17.18	$ 21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$ 20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$ 11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
ING SmallCap Opportunities Portfolio - Class S
2013	5	$22.30			$ 108	-	0.35%			38.25%
2012	5	$16.13			$ 80	-	0.35%			14.56%
2011	6	$14.08			$ 86	-	0.35%			0.14%
2010	15	$14.06			$ 213	-	0.35%			31.65%
2009	6	$10.68			$ 60	-	0.35%			30.24%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2013	3	$30.58	to	$47.51	$ 153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012	4	$25.63	to	$40.04	$ 174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011	4	$22.71	to	$35.79	$ 151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$ 242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$ 261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2013	7	$29.17	to	$46.45	$ 326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012	11	$22.19	to	$35.53	$ 365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011	11	$19.05	to	$30.67	$ 322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$ 363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$ 327	-	0.30%	to	1.50%	42.60%	to	44.34%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2013	1	$21.24	to	$31.08	$ 38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012	1	$21.52	to	$31.52	$ 40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011	2	$20.09	to	$29.46	$ 65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$ 66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$ 62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Global Research Portfolio - Institutional Shares
2013	6	$15.43	to	$29.59	$ 161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012	6	$12.10	to	$23.33	$ 135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011	6	$10.15	to	$19.68	$ 114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$ 164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$ 172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
Janus Aspen Series Janus Portfolio - Institutional Shares
2013	3	$12.96	to	$32.19	$ 78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012	4	$10.04	to	$24.98	$ 70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011	4	$8.54	to	$21.31	$ 57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$ 82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$ 84	-	0.50%	to	1.40%	34.49%	to	35.62%
JPMorgan Government Bond Fund - Select Class
2013	25	$9.58			$ 242	5.56%	0.95%			-4.58%
2012	1	$10.04			$ 10	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Lazard Emerging Markets Equity Portfolio - Open Shares
2013	-	$12.30			-	(e)	0.80%			(e)
2012	(e)	$10.04			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2013	339	$10.98	to	$12.76	$ 3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012	571	$8.40	to	$9.63	$ 5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011	452	$8.09	to	$9.13	$ 3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$ 2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$ 1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2013	30	$13.82			$ 411	-	0.90%			25.64%
2012	31	$11.00			$ 337	-	0.90%			9.45%
2011	29	$10.05			$ 291	-	0.90%			0.60%
2010	28	$9.99	to	$11.93	$ 316	-	0.90%	to	1.05%	15.32%	to	15.49%
2009	27	$8.65	to	$10.34	$ 269	-	0.90%	to	1.05%	28.71%
Loomis Sayles Small Cap Value Fund - Retail Class
2013	921	$16.41	to	$17.86	$ 15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012	838	$12.29	to	$13.17	$ 10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011	668	$10.75	to	$11.35	$ 7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
2010	413	$11.11	to	$11.56	$ 4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
2009	276	$9.04	to	$9.27	$ 2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
Lord Abbett Developing Growth Fund - Class A
2013	11	$23.49	to	$24.80	$ 259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012	6	$15.18	to	$15.81	$ 93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011	5	$13.96	to	$14.26	$ 77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$ 19	(b)	0.60%	to	1.05%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Lord Abbett Core Fixed Income Fund - Class A
2013	4	$10.56	to	$10.78	$ 46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012	5	$10.97	to	$11.13	$ 59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011	5	$10.52	to	$10.61	$ 51	3.64%	0.90%	to	1.45%	3.93%
2010	-	$10.17			$ 4	(b)	1.15%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Lord Abbett Mid Cap Stock Fund - Class A
2013	50	$17.14	to	$21.96	$ 997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012	63	$13.75	to	$17.02	$ 960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011	102	$11.90	to	$15.01	$ 1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
2010	106	$12.61	to	$15.79	$ 1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
2009	96	$10.13	to	$12.70	$ 1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett SmallCap Value Fund - Class A
2013	55	$24.38	to	$27.05	$ 1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012	60	$18.53	to	$20.35	$ 1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011	63	$17.03	to	$18.50	$ 1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$ 1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$ 1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
Lord Abbett Fundamental Equity Fund - Class A
2013	15	$16.90	to	$17.85	$ 264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012	12	$12.57	to	$13.09	$ 158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	4	$11.52	to	$11.85	$ 45	(c)	0.20%	to	1.65%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Lord Abbett Series Fund MidCap Stock Portfolio - Class VC
2013	5,161	$12.46	to	$24.10	$ 104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012	6,044	$9.65	to	$18.71	$ 95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011	6,523	$8.50	to	$16.51	$ 90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$ 98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$ 88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
MainStay Large Cap Growth Fund - Class R3
2013	34	$18.90			$ 637	-	-			35.97%
2012	31	$13.90			$ 424	(d)	-			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Massachusetts Investors Growth Stock Fund - Class A
2013	34	$17.90	to	$20.16	$ 660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012	49	$13.52	to	$15.05	$ 718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011	33	$12.20	to	$12.95	$ 428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$ 371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$ 297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class M Shares
2013	358	$9.71	to	$9.77	$ 3,490	(e)	0.30%	to	1.25%	(e)
2012	(e)	(e)			(e)	(e)	(e)			(e)
2011	(e)	(e)			(e)	(e)	(e)			(e)
2010	(e)	(e)			(e)	(e)	(e)			(e)
2009	(e)	(e)			(e)	(e)	(e)			(e)
Neuberger Berman Genesis Fund - Trust Class
2013	11	$17.41	to	$18.26	$ 198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012	7	$12.94	to	$13.39	$ 95	-	0.35%	to	1.75%	8.44%
2011	5	$11.99	to	$12.15	$ 66	(c)	0.85%	to	1.80%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Neuberger Berman Socially Responsive Fund - Trust Class
2013	930	$13.84	to	$16.45	$ 14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012	779	$10.12	to	$11.95	$ 8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011	1,002	$9.22	to	$10.81	$ 10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$ 7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$ 3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
New Perspective Fund - Class R-3
2013	110	$19.96	to	$22.93	$ 2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012	122	$15.94	to	$18.14	$ 2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011	236	$13.33	to	$15.07	$ 3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$ 4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$ 3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
New Perspective Fund - Class R-4
2013	5,241	$12.84	to	$24.03	$ 114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012	5,050	$10.22	to	$18.95	$ 88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011	4,619	$8.77	to	$15.69	$ 67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	$ 72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$ 59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Capital Appreciation Fund - Class A
2013	7	$14.53	to	$15.42	$ 106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012	44	$11.27	to	$12.00	$ 520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011	39	$10.05	to	$10.62	$ 400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	$ 456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$ 538	-	0.55%	to	1.55%	41.41%	to	42.67%
Oppenheimer Developing Markets Fund - Class A
2013	4,033	$12.12	to	$92.59	$ 280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012	4,295	$11.29	to	$85.45	$ 275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011	4,737	$9.42	to	$70.71	$ 259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010	4,842	$11.61	to	$86.33	$ 325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%
2009	4,581	$9.22	to	$67.99	$ 241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
Oppenheimer Developing Markets Fund - Class Y
2013	3,321	$11.78	to	$11.85	$ 39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	3,248	$10.89	to	$10.91	$ 35,375	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Oppenheimer Gold & Special Minerals Fund - Class A
2013	3	$5.79	to	$6.16	$ 15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012	1	$11.40	to	$11.82	$ 16	-	0.20%	to	1.45%	-
2011	1	$12.79	to	$12.89	$ 7	-	0.80%	to	1.20%	-
2010	2	$17.52			$ 38	(b)	0.60%			(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)
Oppenheimer International Bond Fund - Class A
2013	13	$10.79	to	$11.17	$ 141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012	11	$11.49	to	$11.74	$ 128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011	13	$10.50	to	$10.65	$ 134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	5	$10.71	to	$10.76	$ 52	(b)	0.85%	to	1.45%	(b)
2009	(b)	(b)			(b)	(b)	(b)			(b)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2013	4	$6.93	to	$13.99	$ 46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012	5	$5.18	to	$10.42	$ 41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011	2	$4.51	to	$9.06	$ 11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$ 15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$ 15	-	1.25%	to	1.50%	30.80%	to	31.09%
Oppenheimer Global Fund/VA
2013	8	$18.96	to	$35.66	$ 261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012	9	$15.16	to	$28.15	$ 226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011	10	$12.73	to	$23.58	$ 207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010	12	$14.14	to	$25.57	$ 281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
2009	13	$12.41	to	$22.16	$ 273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
Oppenheimer Global Strategic Income Fund/VA
2013	5	$20.30	to	$22.49	$ 99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012	5	$20.58	to	$22.66	$ 109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011	5	$18.36	to	$20.08	$ 106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$ 112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$ 104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
Oppenheimer Main Street Fund®/VA
2013	6	$12.74	to	$14.56	$ 77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012	7	$9.81	to	$11.19	$ 67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011	8	$8.52	to	$9.69	$ 65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	$ 74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$ 72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
Oppenheimer Main Street Small Cap Fund®/VA
2013	1,167	$15.46	to	$24.07	$ 23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012	718	$11.06	to	$17.24	$ 10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011	711	$9.46	to	$14.76	$ 9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	$ 10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$ 8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Parnassus Equity Income Fund - Investor Shares
2013	547	$13.33	to	$22.01	$ 7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012	59	$10.04	to	$16.12	$ 622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	3	$14.03			$ 42	(c)	1.25%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Pax World Balanced Fund - Individual Investor Class
2013	3,309	$11.40	to	$17.04	$ 49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012	3,574	$9.88	to	$14.64	$ 46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011	4,035	$8.96	to	$13.16	$ 47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$ 52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$ 54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
PIMCO Real Return Portfolio - Administrative Class
2013	10,069	$12.89	to	$16.22	$ 148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012	16,021	$14.33	to	$17.87	$ 260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011	13,442	$13.30	to	$16.43	$ 201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$ 158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$ 112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
Pioneer Equity Income Fund - Class Y
2013	358	$12.71			$ 4,551	2.90%	0.95%			28.00%
2012	111	$9.93			$ 1,099	(d)	0.95%			(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)
Pioneer High Yield Fund - Class A
2013	108	$16.32	to	$19.03	$ 1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012	133	$14.79	to	$16.98	$ 2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011	303	$13.09	to	$14.80	$ 4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$ 4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$ 4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Strategic Income Fund - Class A
2013	110	$11.89	to	$12.55	$ 1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012	124	$11.90	to	$12.39	$ 1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	22	$10.98	to	$11.16	$ 248	(c)	0.20%	to	1.05%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Pioneer Emerging Markets VCT Portfolio - Class I
2013	1,506	$6.71	to	$9.13	$ 12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012	1,799	$6.91	to	$9.31	$ 15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011	2,217	$6.23	to	$8.32	$ 17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$ 28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$ 27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
Pioneer High Yield VCT Portfolio - Class I
2013	1,731	$14.70	to	$19.47	$ 30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012	1,725	$13.24	to	$17.39	$ 27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011	1,673	$11.51	to	$14.89	$ 23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$ 22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$ 19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
Columbia Diversified Equity Income Fund - Class K
2013	769	$12.08	to	$13.15	$ 9,646	1.51%	0.00%	to	1.50%	28.78%	to	30.93%
2012	751	$9.38	to	$10.05	$ 7,268	2.27%	0.00%	to	0.80%	13.29%	to	14.65%
2011	699	$8.28	to	$8.74	$ 5,931	0.88%	0.00%	to	0.80%	-6.44%	to	-5.70%
2010	610	$8.85	to	$9.21	$ 5,489	1.02%	0.00%	to	0.80%	14.49%	to	15.17%
2009	443	$7.73	to	$7.92	$ 3,455	(a)	0.00%	to	1.10%	(a)
Royce Total Return Fund - K Class
2013	-	$18.06			$ 2	-	1.40%			30.40%
2012	-	$13.85			$ 1	(f)	1.40%			(f)
2011	-	$12.31			-	(c)	1.30%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2013	902	$13.10	to	$14.26	$ 12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012	755	$10.28	to	$11.02	$ 7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011	764	$8.55	to	$9.03	$ 6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$ 6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$ 2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
T. Rowe Price Mid-Cap Value Fund - R Class
2013	40	$21.36	to	$24.42	$ 928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012	44	$16.61	to	$18.49	$ 777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011	42	$14.15	to	$15.55	$ 625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$ 803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$ 999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
T. Rowe Price Value Fund - Advisor Class
2013	17	$16.36			$ 285	1.17%	1.00%			35.54%
2012	19	$12.07			$ 226	1.50%	1.00%			17.99%
2011	17	$10.23			$ 173	1.19%	1.00%			-3.13%
2010	15	$10.56			$ 163	2.21%	1.00%			14.66%
2009	12	$9.21			$ 109	2.61%	1.00%			35.64%
Templeton Foreign Fund - Class A
2013	94	$12.19	to	$19.97	$ 1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012	77	$9.79	to	$15.76	$ 1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011	84	$11.94	to	$13.34	$ 1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$ 1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$ 1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
Templeton Global Bond Fund - Advisor Class
2013	3,706	$10.76	to	$10.83	$ 39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	3,507	$10.56	to	$10.57	$ 37,035	(d)	0.00%	to	0.45%	(d)
2011	(d)	(d)			(d)	(d)	(d)			(d)
2010	(d)	(d)			(d)	(d)	(d)			(d)
2009	(d)	(d)			(d)	(d)	(d)			(d)

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2013	8,567	$10.78	to	$35.87	$ 200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012	8,916	$10.72	to	$35.09	$ 204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011	9,995	$9.37	to	$30.30	$ 209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010	9,629	$13.96	to	$31.04	$ 207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
2009	8,132	$12.49	to	$27.54	$ 155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
Thornburg International Value Fund - Class R4
2013	3	$13.17	to	$13.56	$ 46	-	0.60%	to	1.35%	13.73%
2012	3	$11.58	to	$11.73	$ 34	(f)	0.90%	to	1.35%	(f)
2011	5	$10.28	to	$10.31	$ 55	(c)	0.60%	to	0.75%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
USAA Precious Metals and Minerals Fund - Adviser Shares
2013	1,843	$3.61	to	$3.76	$ 6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012	1,062	$7.55	to	$7.74	$ 8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	552	$8.71	to	$8.80	$ 4,823	(c)	0.00%	to	1.50%	(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Diversified Value Portfolio
2013	5	$17.68	to	$19.57	$ 107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012	6	$13.94	to	$15.27	$ 87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011	6	$12.21	to	$13.23	$ 82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010	7	$11.98	to	$12.85	$ 86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%
2009	7	$11.18	to	$11.87	$ 84	3.66%	0.95%	to	2.00%	25.74%
Equity Income Portfolio
2013	12	$18.44	to	$20.31	$ 245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012	29	$14.46	to	$15.64	$ 446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011	25	$13.01	to	$14.00	$ 351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$ 303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$ 225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2013	1	$21.36	to	$23.65	$ 23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012	2	$14.87	to	$16.29	$ 25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011	6	$13.23	to	$14.34	$ 92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$ 110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$ 93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
Victory Small Company Opportunity Fund - Class R
2013	1	$18.08	to	$18.40	$ 20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012	1	$13.81	to	$14.07	$ 13	-	0.60%	to	1.25%	11.23%
2011	-	$12.65			$ 1	(c)	0.60%			(c)
2010	(c)	(c)			(c)	(c)	(c)			(c)
2009	(c)	(c)			(c)	(c)	(c)			(c)
Wanger International
2013	3,586	$11.63	to	$13.66	$ 46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012	3,149	$9.59	to	$11.16	$ 33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011	2,787	$7.96	to	$9.18	$ 24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$ 25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$ 14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
Wanger Select
2013	4,455	$12.71	to	$23.40	$ 96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012	5,096	$9.53	to	$17.39	$ 82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011	5,695	$8.12	to	$14.68	$ 78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$ 102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$ 68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
Wanger USA
2013	3,280	$13.20	to	$24.83	$ 73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012	3,344	$9.97	to	$18.69	$ 56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011	2,848	$9.63	to	$15.69	$ 40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$ 35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$ 24,191	-	0.00%	to	1.50%	40.12%	to	42.34%

variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

							Investment
		Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
		(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Washington Mutual Investors Fund - Class R-3
	2013	260	$16.35	to	$19.06	$ 4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
	2012	317	$12.63	to	$14.50	$ 4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
	2011	361	$11.44	to	$12.94	$ 4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
	2010	389	$10.89	to	$12.13	$ 4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
	2009	406	$9.80	to	$10.73	$ 4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
Washington Mutual Investors Fund - Class R-4
	2013	6,678	$13.18	to	$19.59	$ 118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
	2012	6,972	$10.09	to	$14.88	$ 94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
	2011	7,177	$9.05	to	$13.14	$ 87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
	2010	7,137	$8.54	to	$12.26	$ 82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
	2009	7,276	$7.59	to	$11.00	$ 74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
Wells Fargo Advantage Small Cap Value Fund - Class A
	2013	8	$14.76			$ 115	-	1.00%			13.80%
	2012	10	$12.97			$ 135	0.82%	1.00%			12.00%
	2011	9	$11.58			$ 108	-	1.00%			-8.46%
	2010	9	$12.65			$ 118	0.97%	1.00%			18.11%
	2009	8	$10.71			$ 88	-	1.00%			50.42%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
	2013	3,477	$14.97	to	$38.91	$ 118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
	2012	3,766	$10.94	to	$28.21	$ 94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
	2011	4,004	$9.73	to	$24.89	$ 89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
	2010	4,325	$10.04	to	$25.47	$ 99,165	-	0.00%	to	1.55%	20.70%	to	22.54%
	2009	4,381	$8.26	to	$20.79	$ 82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new Contracts at December 31, 2012, this data is not meaningful and is therefore not presented variable annuity account c of

ING life insurance and annuity company

Notes to Financial Statements

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ILIAC 2013 Q4 (MINI-K)
ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2014

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,096.7 at 2013 and $18,458.7 at 2012)	$19,944.4	$20,690.8
Fixed maturities, at fair value using the fair value option	621.3	544.7
Equity securities, available-for-sale, at fair value (cost of $119.4 at 2013 and $129.3 at 2012)	134.9	142.8
Short-term investments	15.0	679.8
Mortgage loans on real estate, net of valuation allowance of $1.2 at 2013 and $1.3 at 2012	3,396.1	2,872.7
Policy loans	242.0	240.9
Limited partnerships/corporations	180.9	179.6
Derivatives	464.4	512.7
Securities pledged (amortized cost of $137.9 at 2013 and $207.2 at 2012)	140.1	219.7
Total investments	25,139.1	26,083.7
Cash and cash equivalents	378.9	363.4
Short-term investments under securities loan agreement, including collateral delivered	135.8	186.1
Accrued investment income	285.0	273.0
Receivable for securities sold	5.5	3.9
Reinsurance recoverable	2,016.6	2,153.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,189.7	695.0
Notes receivable from affiliate	175.0	175.0
Due from affiliates	62.9	99.8
Property and equipment	78.4	81.8
Other assets	108.5	101.1
Assets held in separate accounts	60,104.9	53,655.3
Total assets	$89,680.3	$83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2013 and 2012)
(In millions, except per share data)

	December 31,
	2013	2012
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$24,589.6	$24,191.2
Payable for securities purchased	13.7	—
Payables under securities loan agreement, including collateral held	264.4	353.2
Long-term debt	4.9	4.9
Due to affiliates	121.6	95.1
Derivatives	216.6	346.8
Current income tax payable to Parent	74.1	32.1
Deferred income taxes	190.1	507.1
Other liabilities	347.0	424.7
Liabilities related to separate accounts	60,104.9	53,655.3
Total liabilities	85,926.9	79,610.4

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,953.3	4,217.2
Accumulated other comprehensive income (loss)	495.4	1,023.0
Retained earnings (deficit)	(698.1)	(981.6)
Total shareholder's equity	3,753.4	4,261.4
Total liabilities and shareholder's equity	$89,680.3	$83,871.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$1,367.0	$1,348.8	$1,420.9
Fee income	744.3	648.8	614.0
Premiums	37.3	36.0	33.9
Broker-dealer commission revenue	242.1	225.5	218.3
Net realized capital gains (losses):
Total other-than-temporary impairments	(9.4)	(14.1)	(116.8)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.5)	(3.2)	(9.5)
Net other-than-temporary impairments recognized in earnings	(5.9)	(10.9)	(107.3)
Other net realized capital gains (losses)	(136.3)	70.2	(108.5)
Total net realized capital gains (losses)	(142.2)	59.3	(215.8)
Other revenue	(1.8)	—	14.5
Total revenues	2,246.7	2,318.4	2,085.8
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	747.1	746.7	763.4
Operating expenses	707.7	696.5	692.0
Broker-dealer commission expense	242.1	225.5	218.3
Net amortization of deferred policy acquisition costs and value of business acquired	58.3	131.1	94.2
Interest expense	1.0	2.0	2.6
Total benefits and expenses	1,756.2	1,801.8	1,770.5
Income (loss) before income taxes	490.5	516.6	315.3
Income tax expense (benefit)	207.0	191.2	(5.0)
Net income (loss)	$283.5	$325.4	$320.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$283.5	$325.4	$320.3
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(907.4)	408.7	483.8
Other-than-temporary impairments	2.7	10.6	21.3
Pension and other postretirement benefits liability	(2.2)	(2.2)	7.6
Other comprehensive income (loss), before tax	(906.9)	417.1	512.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	(379.3)	141.6	155.7
Other comprehensive income (loss), after tax	(527.6)	275.5	357.0
Comprehensive income (loss)	$(244.1)	$600.9	$677.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2011	$2.8	$4,326.0	$390.5	$(1,627.3)	$3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Dividends paid and return of capital distribution	—	—	—	—	—
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and return of capital distribution	—	(340.0)	—	—	(340.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and return of capital distribution	—	(264.0)	—	—	(264.0)
Contribution of capital	—	—	—	—	—
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$283.5	$325.4	$320.3
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(88.1)	(88.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	60.1	133.1	97.7
Net accretion/amortization of discount/premium	24.4	20.7	37.0
Future policy benefits, claims reserves and interest credited	559.9	569.9	639.0
Deferred income tax expense (benefit)	62.3	9.5	(65.3)
Net realized capital (gains) losses	142.2	(59.3)	215.8
Depreciation	3.6	3.5	3.5
Change in:
Accrued investment income	(12.0)	(12.8)	(19.7)
Reinsurance recoverable	137.1	122.6	79.6
Other receivables and asset accruals	(7.3)	(44.8)	(3.5)
Due to/from affiliates	63.4	(77.8)	54.3
Other payables and accruals	(35.7)	125.0	(91.9)
Other, net	(18.5)	60.9	(64.8)
Net cash provided by operating activities	1,183.5	1,087.8	1,113.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,618.7	3,868.7	6,468.5
Equity securities, available-for-sale	0.7	2.4	63.1
Mortgage loans on real estate	270.9	492.2	332.8
Limited partnerships/corporations	35.1	339.4	93.0
Acquisition of:
Fixed maturities	(4,368.6)	(5,484.7)	(7,662.0)
Equity securities, available-for-sale	(9.2)	(0.7)	(5.7)
Mortgage loans on real estate	(794.2)	(991.3)	(863.1)
Limited partnerships/corporations	(20.0)	(46.1)	(68.5)
Derivatives, net	(276.6)	(36.4)	(78.6)
Policy loans, net	(1.1)	5.0	7.1
Short-term investments, net	664.9	(463.0)	5.3
Loan-Dutch State obligation, net	—	416.8	122.4
Collateral (delivered) received, net	(38.5)	57.1	105.3
Purchases of fixed assets, net	(0.2)	(0.6)	(0.8)
Net cash used in investing activities	(918.1)	(1,841.2)	(1,481.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,723.4	$2,884.3	$3,115.4
Maturities and withdrawals from investment contracts	(2,709.3)	(2,292.6)	(2,403.6)
Short-term loans to affiliates, net	—	648.0	(343.9)
Short-term repayments of repurchase agreements, net	—	—	(214.7)
Dividends paid and return of capital distribution	(264.0)	(340.0)	—
Capital contribution from parent	—	—	201.0
Net cash (used in) provided by financing activities	(249.9)	899.7	354.2
Net increase (decrease) in cash and cash equivalents	15.5	146.3	(13.9)
Cash and cash equivalents, beginning of year	363.4	217.1	231.0
Cash and cash equivalents, end of year	$378.9	$363.4	$217.1
Supplemental cash flow information:
Income taxes paid, net	$102.6	$170.1	$108.4
Interest paid	—	—	0.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the State of Connecticut. ILIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc., ING U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING U.S., Inc. was reduced to approximately 43%.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the “ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers qualified and nonqualified annuity contracts and funding agreements that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts and funding agreements.  Company products also include programs offered to qualified retirement plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

▪
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

▪
Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency, RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

▪
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

▪
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

▪
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

▪
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, that contains an embedded derivative, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivative is included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivative are recorded in Interest credited and other benefit to contract owners/policyholders in the Consolidated Statements of Operations.

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits, are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, changes will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding agreements. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of FIA and Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	Such separate accounts are legally recognized;

▪	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

▪	Investments are directed by the contract owner or participant; and

▪	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S., Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

▪	The nature and character of the deferred tax assets and liabilities;

▪	Taxable income in prior carryback years;

▪	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

▪	Projected future reversals of existing temporary differences;

▪	The length of time carryforwards can be utilized;

▪	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;

▪	The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

▪	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Interest is recorded as Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes a reinsurance agreement, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement contains and embedded derivative whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreement.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10, "Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issued ASU 2010-26, "Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts" ("ASU 2010-26"), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of $202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities" (ASU 2011-11), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 9. Accumulated Other Comprehensive Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15, 2013. The amendments should be applied retrospectively for those obligations resulting from joint and several liability arrangements that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the amount of net premium written for qualifying health insurance by the Company is expected to be below the $25.0 threshold as defined by the Acts and, thus, not subject to the fee.

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,011.5	$135.6	$0.5	$—	$1,146.6	$—
U.S. Government agencies and authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities:(1)
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity securities investments	$19,132.7	$2,244.5	$52.6	$53.7	$21,378.3	$27.5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$612.5	$629.7
After one year through five years	3,846.6	4,103.6
After five years through ten years	6,488.8	6,646.5
After ten years	5,901.4	6,054.2
Mortgage-backed securities	2,540.8	2,791.4
Other asset-backed securities	465.8	480.4
Fixed maturities, including securities pledged	$19,855.9	$20,705.8

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

December 31, 2012
Communications	$1,154.1	$161.4	$0.9	$1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$14,008.0	$1,648.7	$26.4	$15,630.3

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 50.4% and 41.8%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $97.6 and $180.2, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $102.7 and $186.1, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, liabilities to return collateral of $102.7 and $186.1, respectively, were included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.0 and $1.3 as of December 31, 2013 and 2012, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies" and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses

U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses

U.S. Treasuries	$300.0	$0.5		$—	$—	$—	$—	$300.0	$0.5
U.S. corporate, state and municipalities	479.8	6.8		22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7		7.8	0.5	87.7	11.2	262.3	16.4
Residential mortgage-backed	68.7	1.6		7.2	0.3	132.4	16.2	208.3	18.1
Commercial mortgage-backed	7.5	0.1		1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	—	*	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$13.7		$39.1	$1.7	$306.2	$37.6	$1,383.7	$53.0
* Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 89.7% and 89.1% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

December 31, 2012
Six months or less below amortized cost	$1,110.8	$15.2	$19.3	$3.9	141	10
More than six months and twelve months or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$161.5	$—	$2.9	$—	4	—
U.S. corporate, state and municipalities	3,869.0	22.8	233.2	5.7	519	2
Foreign	1,665.8	23.1	95.0	5.0	239	5
Residential mortgage-backed	596.9	6.8	21.0	1.7	162	7
Commercial mortgage-backed	78.8	—	0.9	—	12	—
Other asset-backed	94.2	4.4	2.2	1.2	25	4
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

December 31, 2012
U.S. Treasuries	$300.5	$—	$0.5	$—	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructurings and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post-modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.9 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31,
	2013	2012
Commercial mortgage loans	$3,397.3	$2,874.0
Collective valuation allowance	(1.2)	(1.3)
Total net commercial mortgage loans	$3,396.1	$2,872.7

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$1.3	$1.3
Addition to (reduction of) allowance for losses	(0.1)	—
Collective valuation allowance for losses, end of period	$1.2	$1.3

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	42.9	5.6
Subtotal	42.9	5.6
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$42.9	$5.6
Unpaid principal balance of impaired loans	$44.4	$7.1

The following table presents information on restructured loans as of the dates indicated:

	December 31,
	2013	2012
Troubled debt restructured loans	$37.5	$—

The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and 2012.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Impaired loans, average investment during the period (amortized cost)(1)	$24.2	$5.7	$7.7
Interest income recognized on impaired loans, on an accrual basis(1)	1.4	0.4	0.6
Interest income recognized on impaired loans, on a cash basis(1)	1.4	0.4	0.6
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.0	—	—
(1) Includes amounts for Troubled debt restructured loans

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$495.7	$501.3
50% - 60%	894.5	768.9
60% - 70%	1,879.5	1,491.6
70% - 80%	114.9	96.4
80% and above	12.7	15.8
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,388.5	$2,114.4
1.25x - 1.5x	542.4	390.5
1.0x - 1.25x	275.8	293.1
Less than 1.0x	190.5	76.0
Commercial mortgage loans secured by land or construction loans	0.1	—
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31,
	2013(1)		2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$752.8	22.3%	$564.1	19.6%
South Atlantic	707.8	20.8%	561.0	19.5%
West South Central	467.1	13.7%	460.4	16.0%
Middle Atlantic	411.4	12.1%	332.7	11.6%
East North Central	383.1	11.3%	337.8	11.8%
Mountain	263.9	7.8%	214.5	7.5%
West North Central	224.9	6.6%	205.2	7.1%
New England	116.7	3.4%	119.1	4.1%
East South Central	69.6	2.0%	79.2	2.8%
Total Commercial mortgage loans	$3,397.3	100.0%	$2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31,
	2013(1)		2012(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,082.1	31.9%	$824.0	28.7%
Industrial	972.6	28.6%	1,035.2	36.0%
Office	462.1	13.6%	427.0	14.8%
Apartments	445.2	13.1%	298.7	10.4%
Hotel/Motel	182.8	5.4%	92.1	3.2%
Mixed Use	70.9	2.1%	34.2	1.2%
Other	181.6	5.3%	162.8	5.7%
Total Commercial mortgage loans	$3,397.3	100.0%	$2,874.0	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31,
	2013(1)	2012(1)
Year of Origination:
2013	$785.2	$—
2012	908.1	939.0
2011	792.8	836.9
2010	121.1	124.0
2009	68.4	73.0
2008	89.0	119.0
2007 and prior	632.7	782.1
Total Commercial mortgage loans	$3,397.3	$2,874.0
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$2.9	3	$20.4	17
Foreign(1)	1.8	1	0.8	3	27.8	50
Residential mortgage-backed	3.4	35	6.0	33	8.2	38
Commercial mortgage-backed	0.3	3	—	—	28.2	8
Other asset-backed	0.3	2	1.2	4	22.7	53
Equity securities	0.1	1	—	—	—	—
Total	$5.9	42	$10.9	43	$107.3	166
(1) Primarily U.S. dollar denominated.

The above tables include $4.8, $9.1 and $17.6 related to credit impairments for the years ended December 31, 2013, 2012 and 2011, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $1.1, $1.8 and $89.7 for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2013		2012		2011
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$—	—	$0.2	1	$20.4	17
Foreign(1)	—	—	0.8	3	23.7	46
Residential mortgage-backed	0.8	6	0.7	3	1.6	7
Commercial mortgage-backed	0.3	3	—	—	22.9	8
Other asset-backed	—	—	0.1	1	21.1	50
Total	$1.1	9	$1.8	8	$89.7	128
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$20.0	$19.4	$50.7
Additional credit impairments:
On securities not previously impaired	1.1	1.5	0.9
On securities previously impaired	1.8	3.7	6.7
Reductions:
Securities intent impaired	—	—	(8.7)
Securities sold, matured, prepaid or paid down	(3.3)	(4.6)	(30.2)
Balance at December 31	$19.6	$20.0	$19.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$1,199.4	$1,222.5	$1,224.2
Equity securities, available-for-sale	2.8	7.5	13.6
Mortgage loans on real estate	157.1	143.5	118.1
Policy loans	13.1	13.2	13.7
Short-term investments and cash equivalents	0.9	1.4	0.8
Other	42.6	6.8	95.5
Gross investment income	1,415.9	1,394.9	1,465.9
Less: investment expenses	48.9	46.1	45.0
Net investment income	$1,367.0	$1,348.8	$1,420.9

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$0.3	$67.5	$112.6
Fixed maturities, at fair value option	(151.5)	(124.2)	(60.6)
Equity securities, available-for-sale	0.1	(0.2)	7.4
Derivatives	(72.1)	1.3	(64.3)
Embedded derivatives - fixed maturities	(24.7)	(5.5)	4.9
Embedded derivatives - product guarantees	105.5	120.4	(216.1)
Other investments	0.2	—	0.3
Net realized capital gains (losses)	$(142.2)	$59.3	$(215.8)
After-tax net realized capital gains (losses)	$(160.0)	$38.5	$(53.3)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Proceeds on sales	$1,830.0	$2,887.1	$5,596.3
Gross gains	23.8	88.7	249.0
Gross losses	22.1	12.7	33.6

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into a reinsurance agreement, accounted for under the deposit method, which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances and Other liabilities, respectively, on the Consolidated Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other policyholder benefit to contract owners/policyholders in the Consolidated Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31,
	2013				2012
	Notional Amount	Asset Fair Value		Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$763.3	$81.0		$0.2	$1,000.0	$215.4	$—
Foreign exchange contracts	51.2	2.2		0.6	—	—	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts(2)	21,442.7	367.6		206.2	18,131.1	292.9	328.5
Foreign exchange contracts	145.9	5.5		9.6	161.6	0.4	18.3
Equity contracts	9.1	—	*	—	14.5	0.4	—
Credit contracts	384.0	8.1		—	347.5	3.6	—
Managed custody guarantees	N/A	—		—	N/A	—	—
Embedded derivatives:
Within fixed maturity investments	N/A	29.0		—	N/A	53.7	—
Within annuity products	N/A	—		23.1	N/A	—	122.4
Within reinsurance agreements	N/A	—		(54.0)	N/A	—	—
Total		$493.4		$185.7		$566.4	$469.2
* Less than $0.1

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.

(2)
As of December 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $11.8 billion, $162.5 and $29.7, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.

N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Equity contracts	—	—	—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

	December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$347.5	$3.6	$—
Equity contracts	—	—	—
Foreign exchange contracts	161.6	0.4	18.3
Interest rate contracts	19,131.1	508.3	328.5
		$512.3	$346.8

Counterparty netting(1)		$(291.4)	$(291.4)
Cash collateral netting(1)		(167.1)	—
Securities collateral netting(1)		(3.1)	(35.8)
Net receivables/payables		$50.7	$19.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $167.0 of net cash collateral related to OTC

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivative contracts. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively.

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$—	$—
Foreign exchange contracts	0.1	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(92.8)	(18.9)	(58.3)
Foreign exchange contracts	10.0	6.9	(0.7)
Equity contracts	3.4	2.0	(0.5)
Credit contracts	7.0	11.3	(4.8)
Managed custody guarantees	0.2	1.1	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(24.7)	(5.5)	4.9
Within annuity products(2)	105.3	119.3	(217.2)
Within reinsurance agreements(3)	54.0	—	—
Total	$62.7	$116.2	$(275.5)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in the Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the maximum potential future exposure to the Company was $384.0 and $329.0 in credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1		Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8		$51.3	$—	$670.1
U.S. Government agencies and authorities	—		237.0	5.1	242.1
U.S. corporate, state and municipalities	—		10,605.9	145.3	10,751.2
Foreign(1)	—		5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—		2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—		691.7	—	691.7
Other asset-backed securities	—		462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8		19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0		—	35.9	134.9
Derivatives:
Interest rate contracts	—		448.6	—	448.6
Foreign exchange contracts	—		7.7	—	7.7
Equity contracts	—	*	—	—	—	*
Credit contracts	—		8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7		—	—	529.7
Assets held in separate accounts	54,715.3		5,376.5	13.1	60,104.9
Total assets	$55,962.8		$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—		$—	$23.1	$23.1
Stabilizer and MCGs	—		—	—	—
Other derivatives:
Interest rate contracts	—		206.4	—	206.4
Foreign exchange contracts	—		10.2	—	10.2
Embedded derivative on reinsurance	—		(54.0)	—	(54.0)
Total liabilities	$—		$162.6	$23.1	$185.7
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. Government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$20.4	$20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld under the reinsurance agreement, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1		Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(2)	Transfers out of Level 3(2)		Fair Value as of December 31		Change in Unrealized Gains (Losses) Included in Earnings(3)
			Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—		$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1		$—
U.S. corporate, state and municipalities	154.6		(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3		(0.3)
Foreign	24.6		—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8		—	*
Residential mortgage-backed securities	9.1		(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7		(2.0)
Other asset-backed securities	33.2		2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7		0.9
Total fixed maturities, including securities pledged	221.5		—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6		(1.4)

Equity securities, available-for-sale	17.0		(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9		—
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(102.0)		108.2		—	(6.2)		—	—		—		—	—		—		—
FIA(1)	(20.4)		(2.7)		—	—		—	—		—		—	—		(23.1)		—
Other derivatives, net	—	*	—		—	—		—	—		—		—	—		—	*	—
Assets held in separate accounts(4)	16.3		0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1		—
* Less than $0.1
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	129.1	(0.3)	(1.4)	0.4	—	—	(7.9)	38.3	(3.6)	154.6	(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Other derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities including securities pledged, equity securities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Lapses	0% to 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	-		0.1% to 7.6%
Nonperformance risk	0.1% to 1.3%		0.1% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	-		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

U.S. Treasuries	$618.8		$51.3	$—	$670.1
U.S. Government agencies and authorities	—		237.0	5.1	242.1
U.S. corporate, state and municipalities	—		10,605.9	145.3	10,751.2
Foreign(1)	—		5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—		2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—		691.7	—	691.7
Other asset-backed securities	—		462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8		19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0		—	35.9	134.9
Derivatives:
Interest rate contracts	—		448.6	—	448.6
Foreign exchange contracts	—		7.7	—	7.7
Equity contracts	—	*	—	—	—	*
Credit contracts	—		8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7		—	—	529.7
Assets held in separate accounts	54,715.3		5,376.5	13.1	60,104.9
Total assets	$55,962.8		$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—		$—	$23.1	$23.1
Stabilizer and MCGs	—		—	—	—
Other derivatives:
Interest rate contracts	—		206.4	—	206.4
Foreign exchange contracts	—		10.2	—	10.2
Embedded derivative on reinsurance	—		(54.0)	—	(54.0)
Total liabilities	$—		$162.6	$23.1	$185.7
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. Government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$20.4	$20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Embedded derivative on reinsurance	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld under the reinsurance agreement, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1		Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(2)	Transfers out of Level 3(2)		Fair Value as of December 31		Change in Unrealized Gains (Losses) Included in Earnings(3)
			Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—		$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1		$—
U.S. corporate, state and municipalities	154.6		(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3		(0.3)
Foreign	24.6		—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8		—	*
Residential mortgage-backed securities	9.1		(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7		(2.0)
Other asset-backed securities	33.2		2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7		0.9
Total fixed maturities, including securities pledged	221.5		—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6		(1.4)

Equity securities, available-for-sale	17.0		(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9		—
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(102.0)		108.2		—	(6.2)		—	—		—		—	—		—		—
FIA(1)	(20.4)		(2.7)		—	—		—	—		—		—	—		(23.1)		—
Other derivatives, net	—	*	—		—	—		—	—		—		—	—		—	*	—
Assets held in separate accounts(4)	16.3		0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1		—
* Less than $0.1
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	129.1	(0.3)	(1.4)	0.4	—	—	(7.9)	38.3	(3.6)	154.6	(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives:
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Other derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities including securities pledged, equity securities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Lapses	0% to 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	-		0.1% to 7.6%
Nonperformance risk	0.1% to 1.3%		0.1% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	-		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$20,705.8	$20,705.8	$21,455.2	$21,455.2
Equity securities, available-for-sale	134.9	134.9	142.8	142.8
Mortgage loans on real estate	3,396.1	3,403.9	2,872.7	2,946.9
Policy loans	242.0	242.0	240.9	240.9
Limited partnerships/corporations	180.9	180.9	179.6	179.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	529.7	1,229.3	1,229.3
Derivatives	464.4	464.4	512.7	512.7
Notes receivable from affiliates	175.0	186.4	175.0	194.3
Assets held in separate accounts	60,104.9	60,104.9	53,655.3	53,655.3
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,010.8	24,379.6	20,263.4	25,156.5
Supplementary contracts, immediate annuities and other	624.3	727.1	680.0	837.3
Derivatives:
Annuity product guarantees:
FIA	23.1	23.1	20.4	20.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives	216.6	216.6	346.8	346.8
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(54.0)	(54.0)	—	—
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.
ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2011	$307.6	$864.2	$1,171.8
Deferrals of commissions and expenses	79.8	8.5	88.3
Amortization:
Amortization	(71.5)	(125.1)	(196.6)
Interest accrued(1)	31.9	70.5	102.4
Net amortization included in the Consolidated Statements of Operations	(39.6)	(54.6)	(94.2)
Change in unrealized capital gains/losses on available-for-sale securities	(12.9)	(224.5)	(237.4)
Balance at December 31, 2011	334.9	593.6	928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	$476.2	$696.6	$1,172.8

(1)	Interest accrued at the following rates for VOBA: 1.0% to 7.0% during 2013, 5.0% to 7.0% during 2012 and 5.0% to 7.0% during 2011.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2014	$62.7
2015	52.5
2016	46.8
2017	42.6
2018	40.6

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1. As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $9.2 billion and $9.3 billion, respectively.

7.    Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  As of December 31, 2013, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 were maintained for this contract as of December 31, 2013 and 2012.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2013	2012
Claims recoverable from reinsurers	$2,016.7	$2,153.8
Reinsured amounts due to reinsurers	(0.4)	(0.3)
Other	0.3	0.2
Total	$2,016.6	$2,153.7

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Premiums:
Direct premiums	$37.4	$36.2	$34.0
Reinsurance assumed	0.1	—	0.1
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$37.3	$36.0	$33.9

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Connecticut Insurance Department (the "Department") and consummation of the IPO of ING U.S., Inc., ILIAC paid an extraordinary dividend of $174.0 to its Parent. In addition, on December 9, 2013, ILIAC paid an ordinary dividend of $90.0 to its Parent. During the year ended December 31, 2012, ILIAC paid an extraordinary distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend on its common stock or distribution of capital to its Parent. On December 16, 2013, October 15, 2012 and December 22, 2011, IFA paid a $60.0, $90.0 and $65.0 dividend, respectively, to ILIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to ILIAC. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent. During the year ended December 31, 2011, DSL did not pay any dividend to ILIAC.

During the years ended December 31, 2013 and 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $175.2, $261.6 and $194.4, for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.0 billion and $1.9 billion as of December 31, 2013 and 2012, respectively.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2013	2012	2011
Fixed maturities, net of OTTI	$820.9	$2,190.9	$1,518.7
Equity securities, available-for-sale	15.5	13.5	13.1
Derivatives	133.0	215.2	173.7
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(335.3)	(810.6)	(603.6)
Premium deficiency reserve adjustment	(82.4)	(152.6)	(64.8)
Unrealized capital gains (losses), before tax	551.7	1,456.4	1,037.1
Deferred income tax asset (liability)	(66.1)	(444.6)	(302.3)
Unrealized capital gains (losses), after tax	485.6	1,011.8	734.8
Pension and other postretirement benefits liability, net of tax	9.8	11.2	12.7
AOCI	$495.4	$1,023.0	$747.5

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
Other	—		—		—
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and Sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See "Note 10. Income Taxes" for additional information.

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
Other	—		—	—
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and Sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-60

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2011
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$677.8		$(213.4)	(4)	$464.4
Equity securities	(7.9)		2.8		(5.1)
Other	(0.1)		—		(0.1)
OTTI	21.3		(7.5)		13.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(114.2)		40.0		(74.2)
DAC/VOBA and Sales inducements	(241.2)	(1)	84.4		(156.8)
Premium deficiency reserve adjustment	(3.8)		1.3		(2.5)
Change in unrealized gains/losses on available-for-sale securities	331.9		(92.4)		239.5

Derivatives:
Derivatives	173.2	(2)	(60.6)		112.6
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	173.2		(60.6)		112.6

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	7.6	(3)	(2.7)		4.9
Change in pension and other postretirement benefits liability	7.6		(2.7)		4.9
Change in Other comprehensive income (loss)	$512.7		$(155.7)		$357.0
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 11. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $22.0 valuation allowance. See "Note 10. Income Taxes" for additional information.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.

	Year Ended December 31,
	2013	2012	2011
Current tax expense (benefit):
Federal	$144.6	$200.9	$60.3
Total current tax expense (benefit)	144.6	200.9	60.3
Deferred tax expense (benefit):
Federal	62.4	(9.7)	(65.3)
Total deferred tax expense (benefit)	62.4	(9.7)	(65.3)
Total income tax expense (benefit)	$207.0	$191.2	$(5.0)

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$490.5	$516.6	$315.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	171.7	180.8	110.4
Tax effect of:
Dividends received deduction	(26.6)	(18.6)	(37.0)
Valuation allowance	67.6	—	(87.0)
Audit settlements	(0.3)	(0.3)	3.7
Prior year tax	—	28.1	—
Other	(5.4)	1.2	4.9
Income tax expense (benefit)	$207.0	$191.2	$(5.0)

For 2012, the difference between the income tax provision as computed and the federal statutory rate was primarily due to a decrease in our estimate of certain deferred tax assets. Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$166.7	$255.4
Investments	231.8	87.5
Postemployment benefits	67.3	50.6
Compensation and benefits	35.8	44.4
Other assets	—	24.5
Total gross assets before valuation allowance	501.6	462.4
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	490.5	451.3

Deferred tax liabilities
Net unrealized investment (gains) losses	(310.5)	(482.4)
Deferred policy acquisition costs	(124.1)	(143.8)
Value of business acquired	(243.8)	(332.2)
Other liabilities	(2.2)	—
Total gross liabilities	(680.6)	(958.4)
Net deferred income tax asset (liability)	$(190.1)	$(507.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2013 and 2012, the Company had valuation allowances of $130.4 and $62.8 respectively, that were allocated to continuing

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

operations, and $(119.3) and $(51.7) as of the end of each period that were allocated to Other comprehensive income. As of December 31, 2013 and 2012, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

For the years ended December 31, 2013 and 2012, there were no total increases (decreases) in the valuation allowance. For the year ended December 31, 2011 there was a (decrease) of $(109.0). In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $67.6, $0.0 and $(87.0), respectively, in the valuation allowance that were allocated to operations. In the years ended December 31, 2013, 2012 and 2011, there were increases (decreases) of $(67.6), $0.0 and $(22.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $74.1 and $32.1 for federal income taxes as of December 31, 2013 and 2012, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for 2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$—	$—	$23.0
Additions for tax positions related to prior years	—	—	4.5
Reductions for tax positions related to prior years	—	—	(4.5)
Reductions for settlements with taxing authorities	—	—	(23.0)
Balance at end of period	$—	$—	$—

The Company had no unrecognized tax benefits for the years ended December 31, 2013 and 2012.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2013 and 2012.

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through 2014.

11.    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.5, $19.1 and $24.6 for the years ended December 31, 2013, 2012 and 2011, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.8, $9.7 and $9.8, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan for the periods presented:

	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$97.2	$98.7
Interest cost	3.8	4.4
Benefits paid	(7.8)	(9.3)
Actuarial (gains) losses on obligation	(9.1)	3.4
Benefit obligation, December 31	$84.1	$97.2

Amounts recognized on the Consolidated Balance Sheets consist of:

	December 31,
	2013	2012
Accrued benefit cost	$(84.1)	$(97.2)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(6.1)	(7.3)
Net amount recognized	$(90.2)	$(104.5)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2013	2012
Discount rate	4.95%	4.05%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2013	2012	2011
Discount rate	4.05%	4.75%	5.50%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the periods presented:

	Year Ended December 31,
	2013	2012	2011
Interest cost	$3.8	$4.4	$5.0
Net (gain) loss recognition	(9.1)	3.4	16.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	—
The effect of any curtailment or settlement	—	—	2.2
Net periodic (benefit) cost	$(6.5)	$6.6	$23.2

Cash Flows

In 2014, the employer is expected to contribute $6.1 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2014 through 2018 and thereafter through 2023, are estimated to be $6.1, $5.3, $5.2, $5.3, $5.5 and $27.8, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan that upon vesting, will be issuable in ING U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $17.0, $11.0 and $12.6 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits of $6.0, $3.9 and $4.4 in 2013, 2012 and 2011, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•
The ING U.S. 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the ING U.S. 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The ING U.S. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The ING U.S. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2013, 2012 and 2011, were $11.3, $11.9 and $9.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2013 and 2012, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $4.0, $4.9 and $5.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $466.8 and $314.9, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Other fixed maturities-state deposits	$13.1	$13.4
Securities pledged(1)	140.1	219.7
Total restricted assets	$153.2	$233.1
(1) Includes the fair value of loaned securities of $97.6 and $180.2 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $42.5 and $39.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that ILIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. ILIAC denies the allegations and is vigorously defending this litigation. The Court conducted a bench trial of the liability issues, which concluded on October 3, 2013, and the Court has taken the matter under advisement.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

▪
Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $27.7, $27.0 and $22.8, respectively.

▪
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $187.1, $183.5 and $180.6, respectively.

▪
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2013, 2012 and 2011, net expenses related to the agreement were incurred in the amount of $22.6, $30.8 and $29.8, respectively.

▪
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2013, 2012 and 2011, ILIAC's net earnings related to the agreement were in the amount of $8.2, $7.1 and $8.4, respectively.

▪
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2013, 2012 and 2011, revenue under the IIM intercompany agreement was $30.5, $26.2 and $24.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013, 2012 and 2011, commissions were collected in the amount of $242.1, $225.5 and $218.3, respectively. Such commissions are, in turn, paid to broker-dealers.

▪
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under these intercompany agreements in the aggregate amount of $230.5, $212.3 and $207.9, respectively.

▪
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2013, 2012 and 2011, expenses were incurred under this service agreement in the amount of $3.4, $3.2 and $3.2, respectively.

▪
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust ("ITT). For the years ended December 31, 2013, 2012 and 2011, expenses were incurred in the amounts of $34.0, $27.0 and $23.3, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective January 1, 2014, ILIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $152.4, $135.0 and $103.2 (excludes fees paid to ING Investment Management Co.) in 2013, 2012 and 2011, respectively.

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2013, 2012 and 2011, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $418.2, $370.6 and $323.2, respectively. At December 31, 2013 and 2012, DSL had $36.5 and $25.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2013, 2012 and 2011, interest on any Company borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013, 2012 and 2011, interest on any ING U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Effective January 2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2013, 2012 and 2011. The Company earned interest income of $0.0, $0.5 and $1.3 for the years ended December 31, 2013, 2012 and 2011, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidated Statements of Operations.  As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2013, 2012 and 2011.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.
The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the "Dutch State Obligation"). Under the transaction, other fees were payable by both the Company and the Dutch State.
On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and ING Bank N.V. ("ING Bank") entered into restructuring arrangements with the Dutch State, which closed the following day (the "Termination Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20% of the Alt-A RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March 14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

C-72

Form No. SAI.01107-14	ILIAC Ed. May 2014